UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-5141

Pacific Select Fund

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660
(Address of principal executive offices)

Robin S. Yonis
Vice President and General Counsel of Pacific Select Fund
Pacific Life Fund Advisors LLC
700 Newport Center Drive
Post Office Box 9000
Newport Beach, CA 92660
(Name and address of agent for service)

Copies to:

Anthony H. Zacharski, Esq.
Dechert LLP
90 State House Square
Hartford, CT 06103-3702

Registrant’s telephone number, including area code: (949) 219-6767

Date of fiscal year end: December 31

Date of reporting period: January 1, 2009–June 30, 2009

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

June 30, 2009

Semi-Annual
Report

PACIFIC SELECT FUND

PACIFIC SELECT FUND

     The 2009 Semi-Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios of the Pacific Select Fund (“PSF”). For those policyholders and contract owners, the AFIS Semi-Annual Report should be read in conjunction with the PSF Semi-Annual Report included herein.

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.0%

Financials - 0.0%

Preferred Blocker Inc ~	141	$60,648

Total Preferred Stocks (Cost $59,485)		60,648

	Principal
	Amount
CORPORATE BONDS & NOTES - 37.9%

Consumer Discretionary - 2.6%

AMC Entertainment Inc
8.750% due 06/01/19 ~	$135,000	127,575
CCO Holdings LLC
8.750% due 11/15/13 † ¤ Ж	1,725,000	1,647,375
Charter Communications Operating LLC
10.000% due 04/30/12 ~ ¤ Ж	264,000	255,420
Comcast Corp
1.439% due 07/14/09 §	3,050,000	3,050,866
5.700% due 05/15/18 †	5,000,000	5,034,840
6.950% due 08/15/37	1,745,000	1,823,373
CVS Pass-Through Trust
6.036% due 12/10/28 ~ Ж	3,303,173	2,829,878
DIRECTV Holdings LLC
6.375% due 06/15/15	3,169,000	2,947,170
8.375% due 03/15/13	650,000	654,875
Jarden Corp
7.500% due 05/01/17 †	2,410,000	2,120,800
K2 Inc
5.610% due 02/15/10 + ¤ Ж	4,000,000	—
6.010% due 02/15/10 + ¤ Ж	6,000,000	—
McDonald’s Corp
6.300% due 10/15/37	1,495,000	1,616,762
MGM MIRAGE
6.750% due 04/01/13 †	665,000	447,212
7.500% due 06/01/16 †	3,000,000	1,961,250
10.375% due 05/15/14 ~	85,000	88,613
11.125% due 11/15/17 † ~	200,000	213,000
News America Inc
6.200% due 12/15/34	1,000,000	855,196
Reed Elsevier Capital Inc
8.625% due 01/15/19	2,812,000	3,200,250
Simmons Co
0.000% due 12/15/14 §	2,095,000	303,775
Stewart Enterprises Inc
6.250% due 02/15/13	1,445,000	1,351,075
The Neiman Marcus Group Inc
9.000% due 10/15/15 †	1,915,581	1,139,771
Time Warner Cable Inc
6.550% due 05/01/37	1,565,000	1,503,785
6.750% due 06/15/39	1,630,000	1,589,863
7.300% due 07/01/38	4,305,000	4,494,015
8.250% due 04/01/19	2,465,000	2,801,246
Time Warner Entertainment Co LP
8.375% due 07/15/33	890,000	998,059
Time Warner Inc
1.150% due 11/13/09 §	2,800,000	2,793,571
Videotron Ltee (Canada)
6.875% due 01/15/14	1,075,000	999,750
Visant Holding Corp
8.750% due 12/01/13	495,000	488,813
10.250% due 12/01/13 †	1,270,000	1,266,825
WMG Acquisition Corp
9.500% due 06/15/16 ~	290,000	290,000

		48,895,003

Consumer Staples - 2.6%

Altria Group Inc
9.700% due 11/10/18	260,000	298,548
Anheuser-Busch InBev Worldwide Inc
7.200% due 01/15/14 ~ Ж	3,655,000	3,934,889
CVS Caremark Corp
0.968% due 06/01/10 §	6,500,000	6,455,657
6.600% due 03/15/19	460,000	492,397
Diageo Capital PLC (United Kingdom)
5.750% due 10/23/17	4,630,000	4,838,276
Dr Pepper Snapple Group Inc
6.820% due 05/01/18	3,125,000	3,310,228
Kraft Foods Inc
6.000% due 02/11/13	5,360,000	5,716,778
PepsiCo Inc
7.900% due 11/01/18	7,000,000	8,530,858
Philip Morris International Inc
6.375% due 05/16/38	1,970,000	2,100,233
Reynolds American Inc
6.750% due 06/15/17	1,207,000	1,128,664
Safeway Inc
6.350% due 08/15/17	575,000	608,609
The Kroger Co
6.400% due 08/15/17	2,610,000	2,771,457
Wal-Mart Stores Inc
5.250% due 09/01/35	1,730,000	1,652,956
5.375% due 04/05/17	4,815,000	5,129,718
6.500% due 08/15/37	830,000	929,357

		47,898,625

Energy - 7.4%

Anadarko Petroleum Corp
6.450% due 09/15/36	4,105,000	3,696,708
8.700% due 03/15/19	8,350,000	9,369,543
Apache Corp
6.900% due 09/15/18 †	5,000,000	5,734,465
Baker Hughes Inc
7.500% due 11/15/18	5,000,000	5,865,450
Canadian Natural Resources Ltd (Canada)
6.250% due 03/15/38	2,770,000	2,771,155
Chesapeake Energy Corp
6.500% due 08/15/17	650,000	549,250
7.250% due 12/15/18	3,535,000	3,093,125
ConocoPhillips
6.500% due 02/01/39	11,440,000	12,201,870
El Paso Corp
8.250% due 02/15/16	2,480,000	2,424,200
EnCana Corp (Canada)
6.625% due 08/15/37	1,375,000	1,426,733
Energy Transfer Partners LP
6.700% due 07/01/18	8,000,000	8,192,144
Enterprise Products Operating LLC
6.300% due 09/15/17	5,260,000	5,294,469
6.500% due 01/31/19 †	5,050,000	5,141,415
Hess Corp
8.125% due 02/15/19	9,080,000	10,354,850
KazMunaiGaz Finance Sub BV (Netherlands)
8.375% due 07/02/13 ~	3,574,000	3,345,193
Kinder Morgan Energy Partners LP
5.950% due 02/15/18	3,000,000	2,941,518
6.950% due 01/15/38	4,750,000	4,609,652

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Principal
	Amount	Value
Morgan Stanley Bank/Gazprom OAO (Russia)
9.625% due 03/01/13 ~	$5,230,000	$5,413,050
Noble Energy Inc
8.250% due 03/01/19	3,290,000	3,749,560
Petrobras International Finance Co (Cayman)
7.875% due 03/15/19	3,600,000	3,942,000
Petroleos Mexicanos (Mexico)
8.000% due 05/03/19 † ~	5,700,000	6,213,000
SandRidge Energy Inc
8.000% due 06/01/18 ~	795,000	683,700
9.875% due 05/15/16 ~	2,040,000	1,978,800
Sonat Inc
7.625% due 07/15/11	2,325,000	2,290,067
The Williams Cos Inc
7.500% due 01/15/31	10,120,000	8,927,712
TNK-BP Finance SA (Luxembourg)
7.500% due 03/13/13 ~	5,580,000	5,245,200
Transocean Inc (Cayman)
6.800% due 03/15/38	3,710,000	3,977,057
Valero Energy Corp
6.625% due 06/15/37	2,655,000	2,268,950
XTO Energy Inc
5.750% due 12/15/13	2,435,000	2,563,738
6.375% due 06/15/38	3,160,000	3,235,951
6.500% due 12/15/18	150,000	161,212

		137,661,737

Financials - 10.3%

Allstate Life Global Funding Trusts
5.375% due 04/30/13	6,935,000	7,179,320
American International Group Inc
8.250% due 08/15/18 #	4,585,000	2,701,849
Arch Western Finance LLC
6.750% due 07/01/13	1,680,000	1,541,400
Bank of America Corp
5.650% due 05/01/18	6,720,000	5,947,932
Bank of Scotland PLC (United Kingdom)
5.250% due 02/21/17 ~	3,085,000	2,556,644
Barclays Bank PLC (United Kingdom)
5.926% ~ § ±	3,060,000	1,746,467
7.434% ~ § ±	2,400,000	1,610,215
Caterpillar Financial Services Corp
5.450% due 04/15/18	4,315,000	4,115,138
Citigroup Inc
2.125% due 04/30/12	2,840,000	2,854,930
5.500% due 04/11/13	8,420,000	7,900,772
6.000% due 08/15/17	3,515,000	3,068,975
6.125% due 11/21/17	100,000	87,814
8.500% due 05/22/19	6,420,000	6,541,511
Credit Agricole SA (France)
0.714% due 05/28/10 ~ § Ж	10,000,000	9,948,770
Depfa ACS Bank (Ireland)
5.125% due 03/16/37 ~ Ж	3,285,000	2,082,276
Deutsche Bank AG NY (Germany)
1.383% due 02/16/10 §	10,000,000	9,914,560
Ford Motor Credit Co LLC
7.800% due 06/01/12	2,465,000	2,122,683
General Electric Capital Corp
1.122% due 10/26/09 §	1,500,000	1,499,868
2.125% due 12/21/12 †	9,150,000	9,097,589
5.875% due 01/14/38	1,570,000	1,244,726
6.150% due 08/07/37	1,105,000	911,827
General Motors Acceptance Corp LLC
6.500% due 10/15/09 ~	2,390,000	2,375,309
6.750% due 12/01/14 ~	8,000	6,360
6.875% due 08/28/12 ~	658,000	556,010
Goldman Sachs Capital II
5.793% § ±	3,875,000	2,363,014
Host Hotels & Resorts LP
6.375% due 03/15/15	2,095,000	1,822,650
7.125% due 11/01/13	1,400,000	1,323,000
HSBC Bank USA NA
7.000% due 01/15/39	5,040,000	5,337,909
ICICI Bank Ltd (India)
6.375% due 04/30/22 ~ §	7,506,000	5,869,972
International Lease Finance Corp
0.881% due 05/24/10 §	1,625,000	1,482,395
Lehman Brothers Holdings Capital Trust VII
5.857% ¤ ±	9,450,000	945
Lehman Brothers Holdings Inc
2.951% due 05/25/10 ¤	3,085,000	470,463
Liberty Mutual Group Inc
7.500% due 08/15/36 ~	2,700,000	1,863,170
Links Finance Corp (Cayman)
3.069% due 06/15/10 + ~ § ¤ Ж	5,000,000	—
Lloyds Banking Group PLC (United Kingdom)
5.920% ~ § ±	5,900,000	2,094,500
6.657% † ~ § ±	1,650,000	594,827
Merrill Lynch & Co Inc
0.893% due 09/09/09 §	1,500,000	1,499,556
0.996% due 08/14/09 §	4,000,000	4,000,108
Metropolitan Life Global Funding I
0.894% due 05/17/10 ~ §	10,000,000	9,920,270
5.125% due 04/10/13 ~	5,430,000	5,529,293
Morgan Stanley
5.450% due 01/09/17	5,155,000	4,820,884
6.625% due 04/01/18	3,470,000	3,464,934
Principal Life Income Funding Trusts
5.300% due 04/24/13	4,805,000	4,799,676
QBE Insurance Group Ltd (Australia)
9.750% due 03/14/14 ~ Ж	2,026,000	2,200,939
Rabobank Nederland NV (Netherlands)
11.000% ~ § ±	1,950,000	2,174,872
RSHB Capital SA (Luxembourg)
7.125% due 01/14/14 ~	6,530,000	6,228,183
Shinsei Finance II (Cayman)
7.160% † ~ § ±	8,290,000	3,396,314
SLM Corp
1.232% due 07/27/09 §	2,750,000	2,738,334
Standard Chartered PLC (United Kingdom)
6.409% † ~ § ±	3,900,000	2,596,971
The Goldman Sachs Group Inc
0.701% due 06/28/10 §	4,500,000	4,469,202
3.250% due 06/15/12	9,150,000	9,478,403
5.950% due 01/15/27	3,270,000	2,764,625
6.750% due 10/01/37	2,645,000	2,355,518
The Royal Bank of Scotland Group PLC (United Kingdom)
7.640% § ±	3,600,000	1,459,598
Wachovia Bank NA
6.600% due 01/15/38	2,080,000	2,031,457
ZFS Finance USA Trust II
6.450% due 12/15/65 ~ §	7,445,000	5,732,650

		192,497,577

Health Care - 2.3%

Abbott Laboratories
5.125% due 04/01/19	6,630,000	6,839,501
Biomet Inc
10.375% due 10/15/17	3,985,000	3,875,413
Community Health Systems Inc
8.875% due 07/15/15	2,425,000	2,388,625
DaVita Inc
6.625% due 03/15/13	2,740,000	2,596,150
7.250% due 03/15/15	370,000	349,650
GlaxoSmithKline Capital Inc
6.375% due 05/15/38	3,455,000	3,764,834

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Principal
	Amount	Value
HCA Inc
9.250% due 11/15/16	$1,330,000	$1,313,375
9.625% due 11/15/16	4,218,000	4,186,365
Roche Holdings Inc
6.000% due 03/01/19 ~	2,400,000	2,563,788
Tenet Healthcare Corp
7.375% due 02/01/13	3,070,000	2,778,350
9.000% due 05/01/15 ~	1,280,000	1,296,000
10.000% due 05/01/18 † ~	1,090,000	1,149,950
The Cooper Cos Inc
7.125% due 02/15/15	2,405,000	2,254,688
UnitedHealth Group Inc
0.789% due 06/21/10 §	5,525,000	5,474,435
WellPoint Inc
7.000% due 02/15/19	1,770,000	1,832,961

		42,664,085

Industrials - 2.2%

Allied Waste North America Inc
7.250% due 03/15/15	840,000	853,587
7.375% due 04/15/14	715,000	730,027
Ashtead Capital Inc
9.000% due 08/15/16 ~	900,000	767,250
CSC Holdings Inc
8.625% due 02/15/19 ~	3,035,000	2,966,713
CSX Corp
7.450% due 04/01/38	3,010,000	3,265,221
DynCorp International Inc
9.500% due 02/15/13	440,000	424,600
General Electric Co
5.250% due 12/06/17	5,535,000	5,444,746
Iron Mountain Inc
6.625% due 01/01/16	1,805,000	1,624,500
John Deere Capital Corp
1.202% due 07/16/10 † §	10,000,000	9,960,700
5.350% due 04/03/18	3,480,000	3,465,179
Kansas City Southern de Mexico SA de CV (Mexico)
12.500% due 04/01/16 ~	3,675,000	3,748,500
L-3 Communications Corp
5.875% due 01/15/15	1,660,000	1,481,550
6.375% due 10/15/15	995,000	907,938
RailAmerica Inc
9.250% due 07/01/17 ~	2,300,000	2,231,000
RSC Equipment Rental Inc
9.500% due 12/01/14	550,000	444,125
Terex Corp
8.000% due 11/15/17	1,320,000	1,021,350
10.875% due 06/01/16	800,000	804,000
The Hertz Corp
8.875% due 01/01/14	519,000	480,075

		40,621,061

Information Technology - 2.0%

DISH DBS Corp
7.125% due 02/01/16	2,394,000	2,244,375
7.750% due 05/31/15	1,726,000	1,652,645
Freescale Semiconductor Inc
9.125% due 12/15/14	1,196,287	448,608
10.125% due 12/15/16	650,000	224,250
Hewlett-Packard Co
0.689% due 06/15/10 §	11,000,000	11,013,112
4.500% due 03/01/13	7,225,000	7,520,380
IBM International Group Capital LLC
5.050% due 10/22/12	3,030,000	3,246,942
International Business Machines Corp
7.625% due 10/15/18 †	4,405,000	5,274,265
Oracle Corp
6.500% due 04/15/38	1,860,000	1,985,161
Sensata Technologies BV (Netherlands)
8.000% due 05/01/14 †	2,260,000	1,121,525
SunGard Data Systems Inc
10.250% due 08/15/15	1,775,000	1,648,531

		36,379,794

Materials - 1.7%

Barrick Gold Corp (Canada)
6.950% due 04/01/19	1,670,000	1,873,511
Crown Americas LLC
7.750% due 11/15/15	14,000	13,755
Evraz Group SA (Luxembourg)
8.875% due 04/24/13 ~	7,310,000	6,231,782
Freeport-McMoRan Copper & Gold Inc
8.250% due 04/01/15	2,390,000	2,416,625
Georgia-Pacific LLC
7.000% due 01/15/15 ~	1,660,000	1,560,400
7.700% due 06/15/15	780,000	733,200
Huntsman LLC
11.500% due 07/15/12	550,000	559,625
Owens-Brockway Glass Container Inc
8.250% due 05/15/13	225,000	227,250
Rio Tinto Finance USA Ltd (Australia)
5.875% due 07/15/13	10,055,000	10,129,859
Teck Resources Ltd (Canada)
9.750% due 05/15/14 ~	360,000	372,959
10.250% due 05/15/16 † ~	310,000	325,124
10.750% due 05/15/19 ~	600,000	645,994
Vale Overseas Ltd (Cayman)
6.875% due 11/21/36	3,370,000	3,213,635
Vedanta Resources PLC (United Kingdom)
8.750% due 01/15/14 ~	3,414,000	3,123,810

		31,427,529

Telecommunication Services - 4.3%

America Movil SAB de CV (Mexico)
5.625% due 11/15/17	1,500,000	1,473,417
AT&T Inc
5.800% due 02/15/19	10,280,000	10,454,935
6.300% due 01/15/38	4,275,000	4,139,825
6.400% due 05/15/38	630,000	618,073
Cricket Communications Inc
7.750% due 05/15/16 ~	2,715,000	2,626,762
Deutsche Telekom International Finance BV (Netherlands)
6.750% due 08/20/18	1,545,000	1,642,309
Intelsat Intermediate Holding Co Ltd (Bermuda)
0.000% due 02/01/15 §	3,620,000	3,258,000
MetroPCS Wireless Inc
9.250% due 11/01/14	620,000	619,225
Nordic Telephone Co Holdings (Denmark)
8.875% due 05/01/16 ~	2,475,000	2,400,750
Qwest Communications International Inc
7.250% due 02/15/11	1,050,000	1,023,750
Qwest Corp
8.875% due 03/15/12	1,555,000	1,574,438
Rogers Communications Inc (Canada)
6.800% due 08/15/18	8,260,000	8,868,853
9.625% due 05/01/11	8,000,000	8,731,408
Sprint Capital Corp
8.375% due 03/15/12	2,020,000	1,999,800
8.750% due 03/15/32	3,049,000	2,469,690
Telecom Italia Capital SA (Luxembourg)
7.721% due 06/04/38	4,695,000	4,790,604
Verizon Communications Inc
5.350% due 02/15/11 †	2,700,000	2,816,662
6.400% due 02/15/38	4,365,000	4,282,680

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Principal
	Amount	Value
Verizon Wireless Capital LLC
8.500% due 11/15/18 ~	$9,120,000	$10,916,065
VIP Finance Ireland Ltd (Ireland)
8.375% due 04/30/13 ~	6,270,000	5,845,809

		80,553,055

Utilities - 2.5%

AEP Texas Central Transition Funding LLC
5.306% due 07/01/20	2,500,000	2,514,018
Calpine Construction Finance Co LP
8.000% due 06/01/16 ~	1,285,000	1,236,813
Dominion Resources Inc
5.150% due 07/15/15	4,500,000	4,570,209
Dynegy Holdings Inc
7.750% due 06/01/19	495,000	387,956
Edison Mission Energy
7.625% due 05/15/27	900,000	580,500
7.750% due 06/15/16	3,170,000	2,599,400
Energy Future Holdings Corp
10.875% due 11/01/17	665,000	488,775
FirstEnergy Corp
7.375% due 11/15/31	5,200,000	4,916,876
Intergas Finance BV (Netherlands)
6.375% due 05/14/17 ~	7,637,000	5,727,750
MidAmerican Energy Holdings Co
6.125% due 04/01/36	601,000	595,390
6.500% due 09/15/37	2,400,000	2,496,391
Mirant Americas Generation LLC
8.300% due 05/01/11	775,000	776,938
Mirant North America LLC
7.375% due 12/31/13	2,025,000	1,954,125
NRG Energy Inc
7.375% due 02/01/16	3,225,000	3,059,719
PacifiCorp
5.650% due 07/15/18	4,360,000	4,645,898
Texas Competitive Electric Holdings Co LLC
10.250% due 11/01/15	1,790,000	1,123,225
The AES Corp
8.000% due 06/01/20	1,030,000	929,575
8.750% due 05/15/13 ~	3,555,000	3,626,100
9.750% due 04/15/16 ~	990,000	1,007,325
Virginia Electric & Power Co
6.350% due 11/30/37	1,680,000	1,808,764
Wind Acquisition Finance SA (Luxembourg)
10.750% due 12/01/15 ~	1,555,000	1,562,775

		46,608,522

Total Corporate Bonds & Notes (Cost $735,886,895)		705,206,988

SENIOR LOAN NOTES - 0.9%

Consumer Discretionary - 0.2%

Asurion Corp Term B (1st Lien)
3.598% due 07/03/14 §	1,500,000	1,410,312
Ford Motor Co Term B (Primary 3)
3.594% due 12/15/13 §	1,490,526	1,083,985
Hanesbrands Inc Term B
5.796% due 10/15/13 §	842,194	837,194
Regal Cinemas Corp Term B
4.348% due 11/10/10 §	498,718	487,185

		3,818,676

Financials - 0.1%

First Data Corp Term B2 (Initial)
3.065% due 09/24/14 §	1,243,671	935,862

Health Care - 0.2%

Community Health Systems Inc Term B
2.898% due 07/25/14 §	1,868,563	1,686,591
Community Health Systems Inc Term B (Delay Draw Term Loan)
2.506% due 07/25/14 §	95,326	86,043
HCA Inc Term B
2.848% due 11/17/13 §	1,712,216	1,549,556

		3,322,190

Materials - 0.1%

Georgia-Pacific Corp Term B-1
2.299% due 12/21/12 §	1,492,481	1,411,751
Graham Packaging Co LP Term C (1st Lien New Term Loan)
2.563% due 10/07/11 §	1,340,004	1,328,614

		2,740,365

Telecommunication Services - 0.1%

Level 3 Communications Term B
3.155% due 03/13/14 §	1,500,000	1,250,625

Utilities - 0.2%

Calpine Corp (1st Priority)
3.475% due 03/29/14 §	1,989,899	1,766,589
Texas Competitive Electric Holdings Co LLC Term B2
3.802% due 10/10/14 §	1,492,405	1,070,148
NRG Energy Inc
2.016% due 12/09/13 §	993,578	937,237

		3,773,974

Total Senior Loan Notes (Cost $13,997,751)		15,841,692

MORTGAGE-BACKED SECURITIES - 45.3%

Collateralized Mortgage Obligations — Commercial - 1.6%

Banc of America Commercial Mortgage Inc
5.929% due 05/10/45 " §	10,080,000	8,435,039
Bear Stearns Commercial Mortgage Securities
5.201% due 12/11/38 "	4,000,000	3,333,520
5.903% due 09/11/38 " §	6,625,000	5,779,503
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/48 "	4,750,000	3,879,205
Commercial Mortgage Pass-Through Certificates
5.961% due 06/10/46 " §	5,000,000	4,246,228
LB-UBS Commercial Mortgage Trust
6.080% due 06/15/38 " §	1,575,000	1,323,198
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.439% due 09/15/21 ~ " §	2,677,080	1,697,857
Merrill Lynch Mortgage Trust
5.840% due 05/12/39 " §	1,005,000	821,137

		29,515,687

Collateralized Mortgage Obligations — Residential - 5.5%

American Home Mortgage Assets
0.504% due 09/25/46 " §	7,452,877	3,138,377
Arran Residential Mortgages Funding PLC (United Kingdom)
1.209% due 04/12/56 ~ " § Ж	1,952,511	1,797,472
Citigroup Mortgage Loan Trust Inc
6.500% due 10/25/36 ~ "	6,876,930	4,811,843

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Principal
	Amount	Value
Citimortgage Alternative Loan Trust
6.000% due 01/25/37 "	$12,454,578	$7,681,025
Countrywide Alternative Loan Trust
0.524% due 04/25/47 " §	11,690,770	4,642,946
6.500% due 09/25/36 "	5,858,610	3,795,902
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 07/25/35 "	7,236,559	6,036,805
Fannie Mae
6.500% due 09/25/33 - 01/25/34 "	8,869,571	9,143,914
Fannie Mae (IO)
7.186% due 04/25/32 " §	15,295,526	1,058,415
Freddie Mac
1.319% due 02/15/32 " §	929,392	936,565
5.000% due 10/15/34 "	13,273,897	13,832,821
Freddie Mac (IO)
6.781% due 05/15/36 " §	11,334,493	913,057
6.831% due 05/15/36 " §	61,843,108	7,583,369
6.881% due 09/15/29 - 08/15/35 " §	9,853,692	745,524
Greenpoint Mortgage Funding Trust
0.494% due 01/25/37 " §	4,015,242	1,626,229
IndyMac Index Mortgage Loan Trust
0.554% due 06/25/37 " §	7,341,160	2,409,770
0.574% due 06/25/35 " §	5,494,722	2,437,165
Lehman Mortgage Trust
6.000% due 05/25/37 "	2,657,845	1,834,215
Permanent Master Issuer PLC (United Kingdom)
1.171% due 10/15/15 " §	5,375,000	5,213,782
Residential Asset Securitization Trust
6.000% due 08/25/36 "	4,878,284	2,973,368
Thornburg Mortgage Securities Trust
0.424% due 11/25/46 " §	2,158,670	1,940,857
Washington Mutual Alternative Mortgage
Pass-Through Certificates
6.000% due 07/25/36 "	2,408,591	1,629,308
Washington Mutual Mortgage Pass-Through Certificates
0.584% due 12/25/45 " §	2,945,983	1,396,124
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 06/25/37 "	11,108,355	8,844,954
6.000% due 08/25/37 "	8,613,779	6,686,357

		103,110,164

Fannie Mae - 20.0%

4.500% due 04/01/23 - 07/12/37 "	45,485,550	45,900,939
5.000% due 07/17/38 - 07/13/39 "	121,800,000	124,295,979
5.500% due 12/01/22 - 07/13/39 "	155,275,564	160,316,007
6.000% due 07/13/39 "	19,137,000	20,001,150
6.500% due 12/01/37 - 07/13/39 "	19,996,383	21,294,021

		371,808,096

Freddie Mac - 14.5%

5.000% due 12/01/35 - 07/13/39 † "	83,485,255	84,924,135
5.417% due 06/01/37 " §	942,756	980,530
5.456% due 07/01/37 " §	1,675,038	1,742,865
5.500% due 08/01/37 - 07/13/39 "	34,755,793	35,894,488
5.518% due 06/01/37 " §	9,718,387	10,106,970
5.559% due 06/01/37 " §	966,381	1,005,633
5.878% due 01/01/37 " §	1,525,056	1,609,054
5.879% due 11/01/36 " §	4,640,139	4,881,030
6.000% due 07/14/38 "	123,500,000	128,922,391

		270,067,096

Government National Mortgage Association - 3.7%

4.500% due 07/20/39 - 07/31/39 "	4,200,000	4,180,413
5.000% due 07/01/33 - 07/01/39 "	42,200,000	42,961,473
6.000% due 07/20/39 "	10,000,000	10,420,310
6.500% due 07/20/39 "	10,000,000	10,610,940

		68,173,136

Total Mortgage-Backed Securities (Cost $876,343,274)		842,674,179

ASSET-BACKED SECURITIES - 6.5%

American Express Credit Account Master Trust
0.309% due 12/17/12 " §	11,000,000	10,928,652
Asset-Backed Funding Certificates
0.374% due 10/25/36 " §	162,912	160,168
Asset-Backed Securities Corp Home Equity
0.734% due 05/25/35 " §	2,832,766	2,459,315
Capital One Auto Finance Trust
5.070% due 07/15/11 "	869,381	869,386
Capital One Multi-Asset Execution Trust
4.950% due 08/15/12 "	29,665,000	29,990,075
Citibank Credit Card Issuance Trust
0.538% due 01/09/12 " §	3,775,000	3,715,135
0.743% due 05/21/12 " §	20,000,000	19,847,434
Citigroup Mortgage Loan Trust Inc
0.384% due 05/25/37 " §	2,921,510	1,876,969
0.464% due 08/25/36 " §	1,523,287	979,212
Countrywide Asset-Backed Certificates
0.374% due 11/25/37 " §	10,517,696	9,319,738
Credit-Based Asset Servicing & Securitization LLC
5.891% due 02/25/37 " §	1,706,170	1,369,730
DaimlerChrysler Auto Trust
5.380% due 03/08/11 "	3,200,000	3,234,996
GSAA Trust
0.474% due 07/25/36 " §	3,500,000	1,290,403
Harley-Davidson Motorcycle Trust
5.350% due 03/15/13 "	2,014,625	2,074,171
Helios Finance LP CDO (Cayman)
1.015% due 10/20/14 ~ " § Ж	4,000,000	2,850,452
Home Equity Asset Trust
0.744% due 02/25/36 " § Ж	2,000,000	446,153
Household Automotive Trust
5.300% due 11/17/11 "	2,312,883	2,358,367
Nelnet Student Loan Trust
1.082% due 04/27/20 " §	844,984	843,685
Option One Mortgage Loan Trust
0.404% due 04/25/37 " §	1,794,115	1,545,487
Residential Asset Mortgage Products Inc
0.724% due 11/25/35 " § Ж	2,000,000	971,015
Residential Asset Securities Corp
0.464% due 01/25/35 " §	7,000,000	4,193,484
0.724% due 11/25/35 " § Ж	3,820,000	921,272
Triad Auto Receivables Owner Trust
5.280% due 02/13/12 "	10,741,282	10,833,190
5.410% due 08/12/11 "	1,337,409	1,344,228
USAA Auto Owner Trust
5.370% due 02/15/12 "	4,339,657	4,456,285
Washington Mutual Asset-Backed Certificates
0.404% due 05/25/47 " §	3,268,363	2,463,343

Total Asset-Backed Securities (Cost $136,376,870)		121,342,345

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Principal
	Amount	Value
U.S. GOVERNMENT AGENCY ISSUES - 8.7%

Fannie Mae
1.875% due 04/20/12	$13,000,000	$13,040,918
3.875% due 07/12/13 †	7,795,000	8,215,899
4.875% due 12/15/16 †	8,560,000	9,268,717
6.000% due 05/15/11 †	14,200,000	15,443,182
7.250% due 01/15/10	35,000,000	36,312,430
7.250% due 05/15/30	5,000,000	6,521,600
Farmer Mac Guaranteed Notes Trust
5.125% due 04/19/17 ~	8,400,000	8,840,924
Federal Home Loan Bank
5.000% due 11/17/17 †	15,000,000	15,989,115
Freddie Mac
2.125% due 03/23/12 †	5,600,000	5,655,860
2.500% due 01/07/14 †	4,645,000	4,606,604
4.875% due 06/13/18 †	21,015,000	22,656,187
5.250% due 04/18/16	9,400,000	10,422,137
6.750% due 03/15/31	3,400,000	4,222,878

Total U.S. Government Agency Issues (Cost $154,084,514)		161,196,451

U.S. TREASURY OBLIGATIONS - 10.3%

U.S. Treasury Bonds - 2.5%

3.500% due 02/15/39	7,427,000	6,415,094
4.250% due 05/15/39	16,140,000	15,963,477
4.375% due 02/15/38 †	8,610,000	8,686,689
4.500% due 05/15/38 †	2,132,000	2,198,627
6.250% due 08/15/23	11,500,000	14,004,850

		47,268,737

U.S. Treasury Inflation Protected Securities - 2.0%

1.375% due 07/15/18 † ^	19,528,602	18,936,652
3.875% due 04/15/29 † ^	14,915,845	18,877,866

		37,814,518

U.S. Treasury Notes - 5.8%

1.750% due 03/31/14	18,320,000	17,731,763
2.250% due 05/31/14 †	19,640,000	19,389,845
2.375% due 03/31/16 †	31,240,000	29,780,530
2.625% due 06/30/14	12,250,000	12,296,954
3.125% due 05/15/19	261,000	252,477
3.250% due 05/31/16 †	23,780,000	23,891,481
3.750% due 11/15/18 †	3,490,000	3,550,806

		106,893,856

Total U.S. Treasury Obligations (Cost $196,042,335)		191,977,111

SHORT-TERM INVESTMENTS - 24.0%

U.S. Government Agency Issues - 4.0%

Fannie Mae
0.050% due 01/25/10 ‡	3,980,000	3,972,987
3.000% due 08/03/09	30,000,000	29,996,150
3.000% due 10/05/09	20,000,000	19,988,000
Federal Home Loan Bank
1.050% due 02/23/10	20,000,000	20,083,380

		74,040,517

U.S. Treasury Bills - 18.0%

3.000% due 10/29/09	236,300,000	236,156,566
3.000% due 01/14/10	100,200,000	100,023,448

		336,180,014

Repurchase Agreements - 2.0%

Fixed Income Clearing Corp 0.010% due 07/01/09 (Dated 06/30/09, repurchase price of $198,000; collateralized by Federal Home Loan Bank: 0.800% due 04/30/10 and market value $205,769)	198,000	198,000
JPMorgan Securities Inc 0.040% due 07/01/09 (Dated 06/30/09, repurchase price of $36,800,041; collateralized by Freddie Mac: 0.000% due 09/30/09 and market value $37,536,001)	36,800,000	36,800,000

		36,998,000

Total Short-Term Investments (Cost $447,130,359)		447,218,531

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 133.6% (Cost $2,559,921,483)		2,485,517,945

	Shares
SECURITIES LENDING COLLATERAL - 20.4%

BNY Mellon SL DBT II Liquidating Fund
0.806% + ∆ □ Ω	310,016,330	303,505,987
Mellon GSL DBT II Collateral Fund
0.335% ∆	75,879,386	75,879,386
Mellon GSL Reinvestment Trust II
0.000% + □ ¤ Ж	7,753,907	77,539

Total Securities Lending Collateral (Cost $393,649,623)		379,462,912

TOTAL INVESTMENTS - 154.0% (Cost $2,953,571,106)		2,864,980,857

OTHER ASSETS & LIABILITIES, NET — (54.0%)		(1,004,033,021)

NET ASSETS - 100.0%		$1,860,947,836

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2009, the portfolio was diversified as a percentage of net assets as follows:

Mortgage-Backed Securities	45.3%
Short-Term Investments & Securities Lending Collateral	44.4%
Corporate Bonds & Notes	37.9%
U.S. Treasury Obligations	10.3%
U.S. Government Agency Issues	8.7%
Asset-Backed Securities	6.5%
Senior Loan Notes	0.9%
Equity Securities	0.0%

154.0%
Other Assets & Liabilities, Net	(54.0%)

100.0%

(b)	As of June 30, 2009, the portfolio’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

AAA / U.S. Government & Agency Issues	68.8%
A-1 (Short-Term Debt only)	1.5%
AA	3.5%
A	8.1%
BBB	8.9%
BB	4.2%
B	1.9%
CCC	1.1%
D	0.8%
Not Rated	1.2%

100.0%

(c)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(d)	Securities with a total aggregate market value of $303,583,526 or 16.3% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(e)	Securities with a total aggregate market value of $2,451,742 or 0.1% of the net assets were in default as of June 30, 2009.

(f)	1.6% of the portfolio’s net assets (not including securities in the BNY Mellon SL DBT II Liquidating Fund. See Note 18 in Notes to Financial Statements.) were reported illiquid by the portfolio manager under the Fund’s policy.

(g)	Open futures contracts outstanding as of June 30, 2009 were as follows:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

Eurodollar (09/09)	459	$459,000,000	$755,055
Eurodollar (03/10)	182	182,000,000	124,215
Eurodollar (06/10)	138	138,000,000	(116,265)
Eurodollar (09/10)	153	153,000,000	(77,452)
U.S. Treasury 2-Year Notes (09/09)	1,022	204,400,000	(682,189)
U.S. Treasury 5-Year Notes (09/09)	2,081	208,100,000	(1,978,405)

Short Futures Outstanding
U.S. Treasury 10-Year Notes (09/09)	1,103	110,300,000	(471,164)
U.S. Treasury 30-Year Bonds (09/09)	182	18,200,000	(459,426)

			($2,905,631)

(h)	Transactions in written options for the period ended June 30, 2009 were as follows:

	Number of	Notional Amount
	Contracts	in $	Premium

Outstanding, December 31, 2008	—	207,235,000	$290,129
Call Options Written	847	—	879,437
Put Options Written	535	—	301,450
Call Options Expired	(220)	—	(151,853)
Put Options Expired	(110)	—	(58,325)
Call Options Repurchased	(111)	(207,235,000)	(353,746)
Put Options Repurchased	(189)	—	(119,983)

Outstanding, June 30, 2009	752	—	$787,109

(i)	Premiums received and value of written options outstanding as of June 30, 2009 were as follows:
Options on Exchange-Traded Futures Contracts

	Number of
Description	Contracts	Premium	Value

Call — CBOT 10-Year U.S. Treasury Note Futures (08/09) Exercise @ $115.00 Exp. 07/24/09 Counterparty: MER	110	$115,466	$220,000
Call — CBOT 10-Year U.S. Treasury Note Futures (08/09) Exercise @ $116.00 Exp. 07/24/09 Counterparty: MER	87	86,565	120,984
Call — CBOT 30-Year U.S. Treasury Bond Futures (08/09) Exercise @ $117.00 Exp. 07/24/09 Counterparty: MER	110	197,106	297,344
Put — CBOT 10-Year U.S. Treasury Note Futures (09/09) Exercise @ $112.00 Exp. 08/21/09 Counterparty: MER	74	91,552	33,531
Call — CBOT 10-Year U.S. Treasury Note Futures (09/09) Exercise @ $115.50 Exp. 08/21/09 Counterparty: MER	92	128,915	198,375
Call — CBOT 10-Year U.S. Treasury Note Futures (09/09) Exercise @ $118.00 Exp. 08/21/09 Counterparty: JPM	117	135,915	113,344
Put — CME Eurodollar Futures (09/09) Exercise @ $99.00 Exp. 09/14/09 Counterparty: ADV	162	31,590	16,200

Total Written Options		$787,109	$999,778

(j)	As of June 30, 2009, securities with a total aggregate market value of $3,972,987 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Energy - 0.0%

Value Creation Inc Strike @ $0.00 Exp. 01/29/14 * + Ж	301,560	$—

Total Warrants (Cost $0)		—

COMMON STOCKS - 0.0%

Consumer Discretionary - 0.0%

Euramax Holdings Inc ‘A’ * + ◊ Ж	947	60,302
Parts Holdings SAS Term C2 * + Ж (France)	5,625	—
Parts Holdings SAS Term C3 * + Ж (France)	104,254	—

		60,302

Total Common Stocks (Cost $924,957)		60,302

	Principal
	Amount
CORPORATE BONDS & NOTES - 2.0%

Health Care - 2.0%

Azithromycin Royalty Sub LLC (Unsecured)
16.000% due 05/15/19 ~ Ж	$14,000,000	11,900,000
Celtic Pharmaceutical Holdings LP (Unsecured)
17.000% due 06/15/12 ~ Ж	2,801,530	1,820,994
Molecular Insight Pharmaceuticals Inc (Unsecured)
9.170% due 11/01/12 ~ § Ж	3,242,869	2,853,724

		16,574,718

Total Corporate Bonds & Notes (Cost $19,869,510)		16,574,718

SENIOR LOAN NOTES - 85.4%

Consumer Discretionary - 27.7%

Aramark Corp
due 01/26/14 § ∞	940,265	869,924
2.473% due 01/26/14 §	9,402,652	8,699,240
Aramark Corp (Letter of Credit)
due 01/26/14 § ∞	59,735	55,266
4.063% due 01/26/14 §	597,348	552,660
Asurion Corp (1st Lien)
3.598% due 07/03/14 §	10,000,000	9,425,000
AWAS Capital Inc (1st Lien)
2.375% due 03/24/13 §	2,881,970	2,485,699
AWAS Capital Inc Facility (2nd Lien)
6.625% due 03/15/13 §	1,834,915	804,298
Blockbuster Inc Tranche A
4.170% due 08/20/09 §	381,340	370,853
Blockbuster Inc Tranche B
5.565% due 08/20/11 §	10,318,325	8,019,248
Burlington Coat Factory Warehouse Corp
due 05/28/13 § ∞	2,995,286	2,366,276
2.560% due 05/28/13 §	10,047,147	7,937,246
Catalina Marketing Corp (Initial Term Loan)
due 10/01/14 § ∞	2,994,925	2,815,229
3.318% due 10/01/14 §	3,992,120	3,752,593
CBR Fashion GmbH Facility (2nd Lien) (Germany)
4.941% due 10/19/16 § Ж	EUR 2,500,000	1,315,180
CBR Fashion GmbH Facility Term B (Germany)
2.908% due 04/20/15 §	1,250,000	1,104,751
CBR Fashion GmbH Facility Term C (Germany)
3.158% due 04/19/16 §	1,150,000	1,021,421
Cequel Communications LLC
2.318% due 11/05/13 §	$17,370,921	15,945,115
Charter Communications Operating LLC (New Term Loan)
due 03/05/14 § ∞	997,468	901,462
6.250% due 03/05/14 §	18,799,371	16,989,931
Cinemark USA Inc
2.237% due 10/05/13 §	498,718	472,091
Clarke American Corp Tranche B
2.969% due 06/30/14 §	16,388,193	12,775,908
Discovery Communications Holdings LLC Term C
5.250% due 05/14/14 §	3,990,000	3,996,643
Dollar General Corp Tranche B1
due 07/07/14 § ∞	3,000,000	2,858,445
3.428% due 07/07/14 §	9,000,000	8,575,335
Dollar General Corp Tranche B2
3.060% due 07/07/14 §	5,300,000	4,998,854
Euramax International Inc
7.982% due 06/29/13 § Ж	8,175,692	2,573,708
Fontainebleau Florida Hotel LLC Tranche C
8.000% due 06/06/12 § Ж	2,500,000	1,625,000
Ginn La Conduit Lender Inc Tranche A (1st Lien Credit-Linked Deposit)
7.750% due 06/08/11 § ¤	1,584,214	182,185
Ginn La Conduit Lender Inc Tranche B (1st Lien)
6.196% due 06/08/11 § ¤	3,395,064	390,432
Green Valley Ranch Gaming LLC (2nd Lien)
3.879% due 08/16/14 §	5,500,000	742,500
Knology Inc
2.570% due 06/30/12 §	4,609,224	4,240,486
KnowledgePoint360 Group LLC (2nd Lien)
7.860% due 04/13/15 § Ж	1,000,000	650,000
Kronos Inc (1st Lien Initial Term Loan)
due 06/11/14 § ∞	8,477,616	7,757,019
Kuilima Resort Co (1st Lien)
0.000% due 09/30/10 § ¤ Ж	523,085	142,541
Lake at Las Vegas Joint Venture
9.810% due 07/16/09 § Ж	9,696,309	8,484,270
12.100% due 06/20/12 § ¤ Ж	19,447,740	923,768
Lake at Las Vegas Joint Venture
(Credit-Linked Deposit)
12.350% due 06/20/12 § ¤ Ж	1,926,263	91,497
Metro-Goldwyn-Mayer Inc Tranche B
3.560% due 04/09/12 §	7,911,547	4,509,581
Metro-Goldwyn-Mayer Inc Tranche B1
3.560% due 04/09/12 §	3,216,773	1,797,372
Nielsen Finance LLC Term A (Dollar Term Loan)
due 08/09/13 § ∞	309,285	280,048
2.321% due 08/09/13 §	5,013,231	4,539,330
Nielsen Finance LLC Term B (Dollar Term Loan)
due 05/01/16 § ∞	1,644,926	1,496,192
3.750% due 05/01/16 §	10,467,934	9,521,423
Ozburn-Hessey Holding Co LLC
4.125% due 08/10/12 § Ж	8,238,308	7,208,519
Regal Cinemas Corp (New Term Loan)
4.348% due 10/27/13 §	11,969,223	11,701,531

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Principal
	Amount	Value
Sabre Inc (Initial Term Loan)
due 09/30/14 § ∞	$5,000,000	$3,625,000
2.999% due 09/30/14 §	14,847,297	10,764,290
Sally Holdings LLC Term B
2.707% due 11/16/13 §	4,946,782	4,652,449
Tamarack Resort LLC
18.000% due 04/17/09 § Ж	41,867	41,658
Tamarack Resort LLC Tranche A (Credit-Linked Deposit)
8.051% due 05/19/11 § ¤ Ж	402,414	160,966
Tamarack Resort LLC Tranche B
7.500% due 05/19/11 § ¤ Ж	594,567	237,827
TME UK Acquisition Co Ltd (1st Lien) (United Kingdom)
5.320% due 04/13/14 § Ж	GBP 1,595,360	2,165,362
Univision Communications Inc (Initial Term Loan)
due 09/29/14 § ∞	$3,000,000	2,256,555
2.560% due 09/29/14 §	13,669,183	10,281,755
WAICCS Las Vegas 3 LLC (1st Lien)
3.810% due 07/30/09 § Ж	5,000,000	1,250,000
WAICCS Las Vegas 3 LLC (2nd Lien)
9.310% due 07/30/09 § Ж	4,000,000	600,000
Water PIK Inc (1st Lien)
3.566% due 06/15/13 § Ж	1,832,002	1,465,601
WideOpenWest Finance LLC (1st Lien)
2.820% due 06/30/14 §	8,778,000	7,563,739
Young Broadcasting Inc
4.750% due 11/03/12 § ¤	2,209,924	1,064,443

		234,095,715

Consumer Staples - 5.9%

Dole Food Co Inc (Credit-Linked Deposit)
3.019% due 04/12/13 §	1,055,814	1,059,440
Dole Food Co Inc Tranche B
8.000% due 04/12/13 §	1,845,658	1,851,997
Pinnacle Foods Finance LLC
3.066% due 04/02/14 §	2,972,060	2,672,996
Revlon Consumer Products Corp
4.524% due 01/15/12 §	5,000,000	4,528,150
Solvest Ltd Tranche C
8.000% due 04/12/13 §	6,877,087	6,900,710
Sturm Foods Inc (1st Lien Initial Term Loan)
3.625% due 01/31/14 §	11,349,121	10,365,493
WM Bolthouse Farms Inc (1st Lien)
2.625% due 12/16/12 §	3,987,682	3,804,907
Wm Wrigley Jr Co Tranche B
6.500% due 09/30/14 §	18,525,000	18,629,203

		49,812,896

Energy - 2.0%

Coffeyville Resources LLC (Funded Letter of Credit)
6.100% due 12/28/10 §	120,497	113,983
Coffeyville Resources LLC Tranche D
8.750% due 12/30/13 §	967,813	915,493
Continental Alloys & Services Inc
4.750% due 06/15/12 §	5,537,202	3,876,041
Targa Resources Inc
2.312% due 10/31/12 §	4,532,772	4,377,910
Targa Resources Inc (Synthetic Letter of Credit)
3.345% due 10/31/12 §	2,640,715	2,550,495
Value Creation Inc (Canada)
12.500% due 02/15/10 § Ж	5,735,251	2,724,244
Venoco Inc (2nd Lien)
4.375% due 05/07/14 §	3,000,000	2,310,000

		16,868,166

Financials - 3.3%

First Data Corp Tranche B1 (Initial Term Loan)
3.065% due 09/24/14 §	17,714,523	13,339,036
HUB International Ltd (Delay Draw Term Loan)
2.810% due 06/13/14 §	2,575,623	2,272,988
HUB International Ltd (Initial Term Loan)
2.810% due 06/13/14 §	11,458,852	10,112,437
Kyle Acquisition Group LLC Facility B
5.750% due 07/20/09 § ¤	9,230,394	761,508
Kyle Acquisition Group LLC Facility C
6.000% due 07/20/11 § ¤	5,769,606	475,992
LBREP/L-Suncal Master I LLC (1st Lien)
5.500% due 01/18/10 § ¤ Ж	1,558,158	7,791
Spirit Finance Corp
4.028% due 08/01/13 §	2,000,000	646,660

		27,616,412

Health Care - 13.8%

Aveta Inc (Acquisition Term Loan)
5.560% due 08/22/11 §	3,038,746	2,684,231
Aveta Inc (New Term Loan)
5.560% due 08/22/11 §	550,833	486,570
Aveta Inc (Original Term Loan)
5.765% due 08/22/11 §	4,700,520	4,152,134
BioTech Research Labs (1st Lien)
2.310% due 03/16/14 §	2,840,296	1,576,364
CCS Medical Inc (1st Lien)
4.350% due 09/30/12 § ¤	16,048,903	7,522,923
CCS Medical Inc (2nd Lien)
8.600% due 03/30/13 § ¤	2,500,000	203,125
Community Health Systems Inc (Delay Draw Term Loan)
due 07/25/14 § ∞	48,539	43,801
2.560% due 07/25/14 §	533,932	481,815
Community Health Systems Inc (Funded Term Loan)
due 07/25/14 § ∞	951,461	858,589
2.898% due 07/25/14 §	10,466,068	9,444,475
HCA Inc Tranche B1
2.848% due 11/18/13 §	17,560,091	15,902,945
Health Management Associates Inc Term B
2.348% due 02/28/14 §	4,937,612	4,366,725
HealthSouth Corp
due 03/10/13 § ∞	8,976,436	8,415,408
Inverness Medical Holdings U.S. LLC (1st Lien)
2.432% due 06/26/14 §	2,274,810	2,136,433
Inverness Medical Holdings U.S. LLC (2nd Lien)
4.560% due 06/26/15 §	8,500,000	7,820,000
Life Technologies Corp Facility Term B
5.250% due 11/23/15 §	4,962,500	4,993,466
LifeCare Holdings Inc
5.290% due 08/10/12 §	11,239,796	6,870,325
Medical Staffing Network Inc (2nd Lien)
13.500% due 07/02/14 § Ж	1,006,111	553,361
Mylan Inc Tranche B
3.815% due 10/02/14 §	14,169,721	13,716,148
Select Medical Corp Tranche B
2.721% due 02/24/12 §	10,374,960	9,862,749
Talecris Biotherapeutics Holdings Corp (1st Lien)
4.423% due 12/06/13 §	15,611,340	14,258,383

		116,349,970

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Principal
	Amount	Value
Industrials - 5.5%

Alpha Topco Ltd Facility B1 (Formula One) (United Kingdom)
2.685% due 12/31/13 §	$2,380,607	$1,751,972
Alpha Topco Ltd Facility B2 (Formula One) (United Kingdom)
2.694% due 12/31/13 §	1,608,032	1,183,407
Alpha Topco Ltd Facility D (Formula One) (United Kingdom)
3.810% due 06/30/14 §	2,000,000	1,198,570
BakerCorp Tranche C
2.565% due 05/08/14 §	9,310,000	7,696,298
Delta Air Lines Inc (2nd Lien)
3.568% due 04/30/14 §	3,909,913	2,693,930
Delta Air Lines Inc (Credit-Linked Deposit)
2.246% due 04/30/12 §	1,960,000	1,707,043
FR Brand Acquisition Corp Term B (1st Lien)
2.660% due 02/07/14 §	5,083,000	4,479,394
Gainey Corp
9.250% due 04/20/12 § ¤	3,764,607	370,174
Key Safety Systems Inc (1st Lien)
2.859% due 03/08/14 §	6,109,375	2,176,465
Northwest Airlines Inc
2.320% due 12/31/10 §	12,700,000	12,015,597
US Airways Group Inc
2.811% due 03/21/14 §	12,023,864	6,380,163
Vangent Inc
2.920% due 02/14/13 §	5,836,082	5,281,654

		46,934,667

Information Technology - 8.6%

Affiliated Computer Services Inc
due 03/20/13 § ∞	951,708	908,539
Affiliated Computer Services Inc Term B
due 03/20/13 § ∞ Ж	45,721	43,647
2.308% due 03/20/13 § Ж	4,987,080	4,760,866
Applied Systems Inc
due 09/26/13 § ∞	1,146,855	1,055,107
Aspect Software Inc (2nd Lien)
7.375% due 07/11/12 §	2,000,000	765,000
Brocade Communication Systems Inc
due 10/07/13 § ∞	3,000,000	3,008,745
7.000% due 10/07/13 §	8,500,000	8,524,778
Commscope Inc Term B
3.098% due 12/26/14 §	10,000,000	9,584,400
Serena Software Inc
2.629% due 03/11/13 §	3,283,535	2,899,788
SkillSoft Corp
4.098% due 05/14/13 §	3,792,930	3,480,013
SunGard Data Systems Inc (Incremental Term Loan)
6.750% due 02/28/14 §	8,947,462	8,941,064
SunGard Data Systems Inc Tranche A
2.463% due 02/28/14 §	184,033	171,151
SunGard Data Systems Inc Tranche B
4.338% due 02/28/16 §	5,199,088	4,879,708
TWCC Holding Corp
6.250% due 09/14/15 §	14,947,311	15,014,575
Vertafore Inc (New Term Loan)
due 01/31/12 § ∞	957,551	885,735
3.161% due 01/31/12 §	8,867,484	8,202,423

		73,125,539

Materials - 6.7%

Appleton Papers Inc Term B
6.500% due 06/05/13 §	5,867,682	4,547,454
Ashland Inc Term B
7.650% due 05/13/14 §	4,230,000	4,273,591
Boise Paper Holdings LLC (2nd Lien)
9.250% due 02/23/15 §	2,000,000	1,395,000
Custom Building Products Inc (1st Lien)
8.000% due 10/29/11 §	869,223	782,301
Custom Building Products Inc (2nd Lien)
10.750% due 04/20/12 §	3,000,000	2,032,500
Graham Packaging Co LP Term B
due 10/07/11 § ∞	2,619,612	2,489,732
Graham Packaging Co LP Term C
due 04/05/14 § ∞	6,357,754	6,308,926
Inuit Holdings U.S. Inc Facility B2
2.695% due 06/13/15 §	3,741,591	2,310,433
Inuit Holdings U.S. Inc Facility C2
2.936% due 06/13/16 §	3,741,591	2,329,141
Matrix Acquisition Corp Tranche B
2.310% due 04/12/14 §	6,984,488	5,657,435
Murray Energy Corp (2nd Lien)
due 01/28/11 § ∞	1,000,000	890,000
Nalco Co
6.500% due 05/13/16 §	7,000,000	7,026,285
Solutia Inc
7.250% due 02/28/14 §	15,308,270	14,203,855
United Central Industrial Supply Co LLC
2.573% due 03/31/12 §	2,789,966	2,664,418

		56,911,071

Telecommunication Services - 4.3%

Digicel International Finance Ltd Tranche A
2.500% due 03/30/12 § Ж	1,500,000	1,425,000
Iowa Telecommunications Services Inc Tranche B
2.315% due 11/23/11 §	4,800,000	4,528,008
Level 3 Financing Inc Tranche A
3.155% due 03/13/14 §	18,500,000	15,401,250
Level 3 Financing Inc Tranche B
11.500% due 03/13/14 §	500,000	514,845
MetroPCS Wireless Inc Tranche B
3.045% due 11/03/13 §	15,119,984	14,406,925

		36,276,028

Utilities - 7.6%

ANP Funding I LLC Tranche A
4.249% due 07/29/10 §	5,000,000	4,975,000
Bosque Power Co LLC
7.025% due 01/16/15 §	4,976,137	4,167,515
Calpine Corp (First Priority Term Loan)
3.475% due 03/29/14 §	18,293,094	16,256,159
Coleto Creek Power LP (1st Lien)
3.266% due 06/28/13 §	7,164,586	6,233,190
Coleto Creek Power LP (1st Lien Synthetic Letter of Credit)
3.348% due 06/28/13 §	3,347,879	2,912,654
Mach Gen LLC (1st Lien Synthetic Letter of Credit)
2.598% due 02/22/13 §	776,504	665,852
NRG Energy Inc
2.016% due 02/01/13 §	9,749,315	9,200,916
NRG Energy Inc (Credit-Linked Deposit)
2.098% due 02/01/13 §	5,219,177	4,925,598
Texas Competitive Electric Co LLC Tranche B2 (Initial Term Loan)
3.821% due 10/10/14 §	19,320,110	13,859,571
Texas Competitive Electric Co LLC Tranche B3 (Initial Term Loan)
3.821% due 10/10/14 §	1,572,581	1,125,558

		64,322,013

Total Senior Loan Notes (Cost $846,188,828)		722,312,477

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 14.9%

Repurchase Agreement - 14.9%

Fixed Income Clearing Corp 0.010% due 07/01/09 (Dated 06/30/09, repurchase price of $125,813,035; collateralized by Fannie Mae: 2.375% due 05/20/10 and market value $49,955,500; Federal Home Loan Bank: 4.250% due 06/11/10 and market value $40,277,025; and Freddie Mac: 2.875% due 04/30/10 and market value $38,099,250)	$125,813,000	$125,813,000

Total Short-Term Investment (Cost $125,813,000)		125,813,000

TOTAL INVESTMENTS - 102.3% (Cost $992,796,295)		864,760,497

OTHER ASSETS & LIABILITIES, NET - (2.3%)		(19,243,912)

NET ASSETS - 100.0%		$845,516,585

Notes to Schedule of Investments

(a)	As of June 30, 2009, the portfolio was diversified as a percentage of net assets as follows:

Consumer Discretionary	27.7%
Health Care	15.8%
Short-Term Investment	14.9%
Information Technology	8.6%
Utilities	7.6%
Materials	6.7%
Consumer Staples	5.9%
Industrials	5.5%
Telecommunication Services	4.3%
Financials	3.3%
Energy	2.0%

102.3%
Other Assets & Liabilities, Net	(2.3%)

100.0%

(b)	As of June 30, 2009, the portfolio’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

A-1 (Short-Term Debt only)	14.6%
A	0.6%
BB	14.4%
B	64.9%
CCC	1.7%
Not Rated	3.8%

100.0%

(c)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(d)	Securities with a total aggregate market value of $60,302 or less than 0.1% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(e)	Securities with a total aggregate market value of $12,535,172 or 1.5% of the net assets were in default as of June 30, 2009.

(f)	6.5% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(g)	Restricted securities as of June 30, 2009 were as follows:

Issuer and			Value as a %
Acquisition Date	Cost	Value	of Net Assets

Euramax Holdings Inc ‘A’ 06/29/09	$924,957	$60,302	0.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.3%

Financials - 0.3%

Preferred Blocker Inc ~	2,091	$899,391
Sovereign REIT ~ ж	2,200	1,622,500

		2,521,891

Total Preferred Stocks (Cost $2,835,148)		2,521,891

CONVERTIBLE PREFERRED STOCKS - 0.0%

Consumer Discretionary - 0.0%

General Motors Corp 1.500%	5,000	13,438

Total Convertible Preferred Stocks (Cost $125,000)		13,438

EXCHANGE-TRADED FUNDS - 2.3%

iShares iBoxx High Yield Corporate Bond Fund	50,001	3,985,580
SPDR Barclays Capital High Yield Bond	100,000	3,519,000
Standard & Poor’s Depository Receipts Trust 1	160,000	14,707,200

Total Exchange-Traded Funds (Cost $21,926,454)		22,211,780

	Principal
	Amount
CORPORATE BONDS & NOTES - 91.5%

Consumer Discretionary - 14.0%

AMC Entertainment Inc
8.000% due 03/01/14	$4,350,000	3,730,125
8.750% due 06/01/19 ~	2,000,000	1,890,000
Ameristar Casinos Inc
9.250% due 06/01/14 † ~	2,500,000	2,562,500
ARAMARK Corp
8.500% due 02/01/15 †	3,000,000	2,925,000
AutoNation Inc
3.131% due 04/15/13 §	500,000	443,125
7.000% due 04/15/14 †	500,000	483,750
Cablemas SA de CV (Mexico)
9.375% due 11/15/15 ~	2,000,000	2,095,000
Cablevision Systems Corp
8.000% due 04/15/12 †	3,000,000	2,985,000
Cengage Learning Acquisitions Inc
10.500% due 01/15/15 ~	1,000,000	815,000
Charter Communications Operating LLC
8.000% due 04/30/12 ~ ¤ ж	5,000,000	4,837,500
Clear Channel Communications Inc
5.500% due 09/15/14	3,000,000	675,000
10.750% due 08/01/16	3,000,000	945,000
Cox Communications Inc
8.375% due 03/01/39 ~	2,000,000	2,233,892
Dex Media West LLC
9.875% due 08/15/13 ¤	2,418,000	374,790
DIRECTV Holdings LLC
6.375% due 06/15/15	4,000,000	3,720,000
8.375% due 03/15/13	7,804,000	7,862,530
Dollar General Corp
10.625% due 07/15/15 †	6,500,000	7,052,500
Ford Motor Co
7.450% due 07/16/31 †	2,500,000	1,487,500
General Motors Corp
7.700% due 04/15/16 ¤	4,000,000	500,000
8.250% due 07/15/23 ¤	8,500,000	1,083,750
Harrah’s Operating Co Inc
10.000% due 12/15/18 ~	6,035,000	3,500,300
Harrahs Operating Escrow LLC
11.250% due 06/01/17 ~	3,000,000	2,850,000
Interpublic Group of Cos Inc
10.000% due 07/15/17 ~	3,500,000	3,543,750
Jarden Corp
7.500% due 05/01/17 †	1,500,000	1,320,000
8.000% due 05/01/16	2,000,000	1,915,000
JC Penney Corp Inc
6.375% due 10/15/36	1,500,000	1,111,968
7.125% due 11/15/23	1,500,000	1,326,603
Kabel Deutschland GmbH (Germany)
10.625% due 07/01/14	4,000,000	4,145,000
Levi Strauss & Co
9.750% due 01/15/15	1,000,000	987,500
Limited Brands Inc
8.500% due 06/15/19 ~	2,500,000	2,399,138
Local TV Finance LLC
9.250% due 06/15/15 ~	1,050,000	183,750
Macy’s Retail Holdings Inc
5.900% due 12/01/16	5,000,000	4,079,210
Marquee Holdings Inc
12.000% due 08/15/14	1,000,000	775,000
Mashantucket Western Pequot Tribe
8.500% due 11/15/15 ~	745,000	365,050
Mediacom LLC
9.500% due 01/15/13 †	1,250,000	1,196,875
Medianews Group Inc
6.875% due 10/01/13 ¤	2,500,000	12,750
MGM MIRAGE
6.750% due 09/01/12	1,500,000	1,072,500
7.500% due 06/01/16 †	5,000,000	3,268,750
8.500% due 09/15/10 †	2,500,000	2,281,250
10.375% due 05/15/14 ~	1,500,000	1,563,750
Michaels Stores Inc
10.000% due 11/01/14 †	1,000,000	845,000
11.375% due 11/01/16 †	1,000,000	660,000
Morris Publishing Group LLC
7.000% due 08/01/13 ¤	2,000,000	110,000
Nebraska Book Co Inc
8.625% due 03/15/12	2,000,000	1,450,000
Nielsen Finance LLC
0.000% due 08/01/16 §	1,500,000	971,250
11.500% due 05/01/16 ~	2,000,000	1,955,000
11.625% due 02/01/14 ~	2,500,000	2,493,750
R.H. Donnelley Corp
6.875% due 01/15/13 ¤	1,100,000	61,875
8.875% due 01/15/16 ¤	1,500,000	84,375
Royal Caribbean Cruises Ltd (Liberia)
7.000% due 06/15/13 †	1,500,000	1,318,125
8.750% due 02/02/11 †	3,000,000	2,880,000
11.875% due 07/15/15 #	2,000,000	1,947,980
Scientific Games International Inc
9.250% due 06/15/19 ~	2,000,000	2,010,000
Starwood Hotels & Resorts Worldwide Inc
7.875% due 10/15/14 †	3,000,000	2,822,973
Station Casinos Inc
6.875% due 03/01/16 ¤	2,500,000	75,000
Tenneco Inc
8.125% due 11/15/15 †	1,000,000	795,000
8.625% due 11/15/14	1,000,000	725,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Principal
	Amount	Value
The Goodyear Tire & Rubber Co
5.010% due 12/01/09 † §	$2,000,000	$1,990,000
10.500% due 05/15/16	3,000,000	3,045,000
The Neiman-Marcus Group Inc
9.000% due 10/15/15	1,536,562	914,254
Travelport LLC
9.875% due 09/01/14	2,500,000	1,675,000
11.875% due 09/01/16	1,500,000	892,500
TRW Automotive Inc
7.000% due 03/15/14 † ~	2,000,000	1,450,000
United Components Inc
9.375% due 06/15/13	1,500,000	960,000
Universal City Florida Holding Co I/II
5.778% due 05/01/10 §	2,000,000	1,645,000
8.375% due 05/01/10	1,500,000	1,230,000
Univision Communications Inc
12.000% due 07/01/14 ~ #	1,000,000	992,500
Videotron Ltee (Canada)
6.875% due 01/15/14	5,115,000	4,756,950
Virgin Media Finance PLC (United Kingdom)
9.125% due 08/15/16	2,000,000	1,935,000
9.500% due 08/15/16 †	2,000,000	1,980,000
WESCO Distribution Inc
7.500% due 10/15/17	2,500,000	1,862,500
XM Satellite Radio Inc
11.250% due 06/15/13 ~	1,000,000	997,500

		134,131,638

Consumer Staples - 3.3%

Bunge Ltd Finance Corp
8.500% due 06/15/19	2,000,000	2,094,820
Constellation Brands Inc
7.250% due 09/01/16	3,250,000	3,022,500
7.250% due 05/15/17	2,000,000	1,860,000
Couche-Tard U.S. LP
7.500% due 12/15/13	1,500,000	1,470,000
Ingles Markets Inc
8.875% due 05/15/17 ~	2,500,000	2,468,750
Revlon Consumer Products Corp
9.500% due 04/01/11 †	2,575,000	2,343,250
Rite Aid Corp
9.500% due 06/15/17	1,000,000	655,000
9.750% due 06/12/16 ~	2,000,000	2,010,000
10.375% due 07/15/16 †	2,000,000	1,810,000
Smithfield Foods Inc
10.000% due 07/15/14 ~ #	1,000,000	992,500
Stater Brothers Holdings Inc
7.750% due 04/15/15 †	1,500,000	1,447,500
8.125% due 06/15/12 †	3,500,000	3,465,000
SUPERVALU Inc
7.500% due 05/15/12 †	1,500,000	1,492,500
7.500% due 11/15/14	3,000,000	2,895,000
8.000% due 05/01/16	2,500,000	2,437,500
Tyson Foods Inc
10.500% due 03/01/14 ~	1,000,000	1,090,000

		31,554,320

Energy - 10.4%

Chesapeake Energy Corp
6.375% due 06/15/15 †	2,500,000	2,237,500
6.875% due 01/15/16 †	4,000,000	3,550,000
7.000% due 08/15/14 †	4,500,000	4,185,000
7.500% due 09/15/13 †	1,500,000	1,443,750
Cie Generale de Geophysique-Veritas (France)
7.500% due 05/15/15	2,500,000	2,306,250
Complete Production Services Inc
8.000% due 12/15/16	2,000,000	1,720,000
Denbury Resources Inc
7.500% due 12/15/15	2,000,000	1,910,000
9.750% due 03/01/16	1,000,000	1,032,500
El Paso Corp
7.750% due 06/15/10 †	2,000,000	2,012,368
8.250% due 02/15/16	3,960,000	3,870,900
El Paso Performance-Linked Trust
7.750% due 07/15/11 ~	3,000,000	2,959,590
Encore Acquisition Co
7.250% due 12/01/17	2,000,000	1,725,000
9.500% due 05/01/16 †	1,500,000	1,485,000
Forest Oil Corp
7.250% due 06/15/19	3,000,000	2,700,000
8.500% due 02/15/14 ~	2,000,000	1,975,000
Inergy LP
6.875% due 12/15/14 †	2,000,000	1,830,000
8.250% due 03/01/16	2,000,000	1,915,000
Key Energy Services Inc
8.375% due 12/01/14	1,500,000	1,331,250
Kinder Morgan Finance Co (Canada)
5.700% due 01/05/16	5,000,000	4,312,500
Massey Energy Co
6.875% due 12/15/13 †	2,000,000	1,840,000
Peabody Energy Corp
6.875% due 03/15/13 †	5,224,000	5,197,880
Petrohawk Energy Corp
9.125% due 07/15/13	2,500,000	2,500,000
Petroplus Finance Ltd (Bermuda)
6.750% due 05/01/14 ~	2,000,000	1,730,000
7.000% due 05/01/17 ~	1,500,000	1,252,500
Plains Exploration & Production Co
7.750% due 06/15/15	1,500,000	1,410,000
10.000% due 03/01/16 †	4,000,000	4,130,000
Pride International Inc
7.375% due 07/15/14	3,500,000	3,491,250
8.500% due 06/15/19	1,000,000	992,500
Quicksilver Resources Inc
7.125% due 04/01/16	2,500,000	1,962,500
Range Resources Corp
7.500% due 05/15/16	3,000,000	2,895,000
Sabine Pass LNG LP
7.500% due 11/30/16 †	2,000,000	1,625,000
SandRidge Energy Inc
8.625% due 04/01/15	4,000,000	3,610,000
SemGroup LP
8.750% due 11/15/15 ~ ¤	3,000,000	135,000
Southern Star Central Corp
6.750% due 03/01/16	1,500,000	1,344,375
Tesoro Corp
9.750% due 06/01/19	1,500,000	1,488,750
The Williams Cos Inc
3.208% due 10/01/10 ~ §	5,140,000	4,865,339
8.125% due 03/15/12	1,500,000	1,555,755
8.750% due 01/15/20 ~	2,500,000	2,610,745
TNK-BP Finance SA (Luxembourg)
7.500% due 03/13/13 ~	1,500,000	1,391,250
7.500% due 07/18/16 ~	1,000,000	857,500
Western Refining Inc
11.250% due 06/15/17 ~	4,000,000	3,570,000
Whiting Petroleum Corp
7.000% due 02/01/14 †	2,000,000	1,865,000
7.250% due 05/01/12	2,500,000	2,406,250
Williams Partners LP
7.250% due 02/01/17	1,000,000	913,783

		100,141,985

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Principal
	Amount	Value
Financials - 11.5%

American Express Co
8.125% due 05/20/19	$2,000,000	$2,078,980
American General Finance Corp
5.375% due 10/01/12	3,789,000	2,236,245
5.850% due 06/01/13	2,000,000	1,148,506
6.900% due 12/15/17	8,000,000	4,337,560
American International Group Inc
8.175% due 05/15/58 ~ # §	7,000,000	1,998,416
Arch Western Finance LLC
6.750% due 07/01/13	4,000,000	3,670,000
Bank of America Corp
5.420% due 03/15/17	4,000,000	3,321,532
CB Richard Ellis Services Inc
11.625% due 06/15/17 † ~	3,000,000	2,992,500
Chukchansi Economic Development Authority
4.913% due 11/15/12 ~ §	1,000,000	655,000
CIT Group Inc
4.750% due 12/15/10	3,500,000	2,748,400
5.800% due 07/28/11	17,500,000	13,128,430
Citigroup Capital XXI
8.300% due 12/21/57 §	2,337,000	1,825,262
Citigroup Inc
5.000% due 09/15/14	4,000,000	3,358,416
First Data Corp
9.875% due 09/24/15 †	5,000,000	3,575,000
Ford Motor Credit Co LLC
3.889% due 01/13/12 §	3,000,000	2,325,000
5.879% due 06/15/11 §	3,845,000	3,340,344
7.375% due 02/01/11	5,500,000	4,980,767
8.000% due 06/01/14	3,000,000	2,430,582
9.750% due 09/15/10	9,500,000	9,102,472
9.875% due 08/10/11 †	5,000,000	4,628,010
General Motors Acceptance Corp LLC
6.000% due 12/15/11 ~	4,000,000	3,460,000
6.875% due 09/15/11 ~	5,000,000	4,425,000
6.875% due 08/28/12 ~	9,500,000	8,027,500
8.000% due 11/01/31 ~	4,456,000	3,141,480
Host Hotels & Resorts LP
7.000% due 08/15/12 †	3,000,000	2,910,000
9.000% due 05/15/17 ~	2,500,000	2,393,750
iStar Financial Inc REIT
5.150% due 03/01/12	4,000,000	2,021,060
KAR Holdings Inc
8.750% due 05/01/14	1,250,000	1,078,125
Lloyds Banking Group PLC (United Kingdom)
6.413% ~ § ±	3,000,000	1,081,518
Merrill Lynch & Co Inc
6.050% due 05/16/16	1,750,000	1,536,361
Momentive Performance Materials Inc
9.750% due 12/01/14 †	1,000,000	450,000
11.500% due 12/01/16 †	1,000,000	285,000
Nuveen Investments Inc
10.500% due 11/15/15 ~	3,500,000	2,432,500
RBS Capital Trust II
6.425% § ±	1,500,000	721,364
Ventas Realty LP
9.000% due 05/01/12	2,000,000	2,070,000
Washington Mutual Bank
5.125% due 01/15/15 ¤	2,000,000	2,500

		109,917,580

Health Care - 9.3%

Biomet Inc
10.000% due 10/15/17	1,000,000	1,022,500
10.375% due 10/15/17	3,500,000	3,403,750
Community Health Systems Inc
8.875% due 07/15/15	6,750,000	6,648,750
DaVita Inc
6.625% due 03/15/13	4,500,000	4,263,750
Elan Finance PLC (Ireland)
4.883% due 11/15/11 §	1,000,000	880,000
8.875% due 12/01/13	1,000,000	920,000
Fresenius Medical Care Capital Trust IV
7.875% due 06/15/11	4,000,000	4,090,000
Fresenius US Finance II Inc
9.000% due 07/15/15 ~	1,000,000	1,047,500
HCA Inc
6.750% due 07/15/13	1,000,000	885,000
7.875% due 02/01/11	2,000,000	1,977,500
8.500% due 04/15/19 ~	6,000,000	5,910,000
8.750% due 09/01/10	1,500,000	1,511,250
9.125% due 11/15/14 †	4,500,000	4,466,250
9.250% due 11/15/16	11,250,000	11,109,375
Health Management Associates Inc
6.125% due 04/15/16	2,500,000	2,156,250
Healthsouth Corp
7.218% due 06/15/14 §	1,500,000	1,376,250
10.750% due 06/15/16 †	5,500,000	5,555,000
IASIS Healthcare LLC
8.750% due 06/15/14	3,275,000	3,225,875
Multiplan Inc
10.375% due 04/15/16 ~	3,375,000	3,240,000
Omnicare Inc
6.750% due 12/15/13	2,000,000	1,810,000
6.875% due 12/15/15	2,900,000	2,631,750
Psychiatric Solutions Inc
7.750% due 07/15/15 †	1,750,000	1,610,000
7.750% due 07/15/15 ~	1,000,000	920,000
Select Medical Corp
7.625% due 02/01/15	4,000,000	3,270,000
Sun Healthcare Group Inc
9.125% due 04/15/15	2,500,000	2,487,500
Tenet Healthcare Corp
7.375% due 02/01/13	1,500,000	1,357,500
9.000% due 05/01/15 ~	2,250,000	2,278,125
9.250% due 02/01/15 †	2,000,000	1,840,000
10.000% due 05/01/18 † ~	1,250,000	1,318,750
US Oncology Inc
9.125% due 08/15/17 ~	2,500,000	2,493,750
Vanguard Health Holding Co I LLC
0.000% due 10/01/15 §	1,500,000	1,470,000
Vanguard Health Holding Co II LLC
9.000% due 10/01/14 †	2,500,000	2,406,250

		89,582,625

Industrials - 9.2%

Alliant Techsystems Inc
6.750% due 04/01/16	5,175,000	4,773,938
Allied Waste North America Inc
6.500% due 11/15/10	2,500,000	2,544,570
6.875% due 06/01/17	2,000,000	1,982,982
7.250% due 03/15/15	3,000,000	3,048,525
7.375% due 04/15/14	2,000,000	2,042,034
American Airlines Pass Through Trust
10.375% due 07/02/19 #	4,000,000	4,055,200
Ashtead Capital Inc
9.000% due 08/15/16 ~	2,000,000	1,705,000
Bombardier Inc (Canada)
6.750% due 05/01/12 ~	1,500,000	1,417,500
8.000% due 11/15/14 † ~	1,000,000	946,250
Continental Airlines Inc
8.750% due 12/01/11	3,500,000	2,205,000
9.000% due 07/08/16 #	4,000,000	4,020,000
Corrections Corp of America
7.750% due 06/01/17	4,725,000	4,677,750

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Principal
	Amount	Value
CSC Holdings Inc
6.750% due 04/15/12	$3,000,000	$2,910,000
7.625% due 04/01/11	11,000,000	10,945,000
FTI Consulting Inc
7.625% due 06/15/13	1,750,000	1,710,625
7.750% due 10/01/16	1,775,000	1,704,000
Kansas City Southern de Mexico SA de CV (Mexico)
7.625% due 12/01/13	2,000,000	1,730,000
9.375% due 05/01/12	2,000,000	1,910,000
L-3 Communications Corp
6.125% due 07/15/13	2,000,000	1,895,000
6.375% due 10/15/15	2,000,000	1,825,000
7.625% due 06/15/12	10,250,000	10,301,250
Masco Corp
7.750% due 08/01/29	5,000,000	3,698,805
Mobile Mini Inc
6.875% due 05/01/15	1,500,000	1,256,250
9.750% due 08/01/14	1,000,000	962,500
RailAmerica Inc
9.250% due 07/01/17 ~	2,500,000	2,425,000
RSC Equipment Rental Inc
9.500% due 12/01/14	3,500,000	2,826,250
10.000% due 07/15/17 ~ #	2,500,000	2,512,500
Terex Corp
7.375% due 01/15/14 †	2,000,000	1,840,000
The Geo Group Inc
8.250% due 07/15/13	2,500,000	2,450,000
United Rentals North America Inc
10.875% due 06/15/16 ~	2,000,000	1,930,000

		88,250,929

Information Technology - 2.0%

Alion Science & Technology Corp
10.250% due 02/01/15	1,000,000	405,000
DISH DBS Corp
6.375% due 10/01/11	5,250,000	5,105,625
6.625% due 10/01/14	1,500,000	1,387,500
7.750% due 05/31/15	3,000,000	2,872,500
Freescale Semiconductor Inc
10.125% due 12/15/16	6,000,000	2,070,000
Jabil Circuit Inc
8.250% due 03/15/18	1,750,000	1,583,750
Open Solutions Inc
9.750% due 02/01/15 ~	1,000,000	415,000
Sanmina-SCI Corp
8.125% due 03/01/16	1,190,000	873,163
Spansion Inc
3.793% due 06/01/13 ~ § ¤	2,000,000	1,320,000
SunGard Data Systems Inc
9.125% due 08/15/13	2,000,000	1,900,000
10.250% due 08/15/15	1,500,000	1,393,125

		19,325,663

Materials - 10.0%

Airgas Inc
7.125% due 10/01/18 ~	1,250,000	1,175,000
Allegheny Technologies Inc
9.375% due 06/01/19	1,000,000	1,061,428
ArcelorMittal (Luxembourg)
9.000% due 02/15/15 †	3,000,000	3,166,434
Ashland Inc
9.125% due 06/01/17 † ~	1,000,000	1,042,500
Ball Corp
6.875% due 12/15/12	8,765,000	8,743,088
Berry Plastics Corp
4.504% due 09/15/14 §	1,500,000	993,750
10.250% due 03/01/16	3,000,000	2,160,000
Crown Americas LLC
7.625% due 11/15/13	4,500,000	4,410,000
7.750% due 11/15/15 †	2,500,000	2,456,250
Domtar Corp
10.750% due 06/01/17	2,000,000	1,930,000
Freeport-McMoRan Copper & Gold Inc
8.250% due 04/01/15	2,500,000	2,527,850
Georgia-Pacific LLC
7.000% due 01/15/15 ~	4,000,000	3,760,000
7.125% due 01/15/17 ~	2,000,000	1,870,000
8.000% due 01/15/24	2,500,000	2,137,500
8.125% due 05/15/11	5,685,000	5,713,425
8.250% due 05/01/16 ~	1,500,000	1,462,500
9.500% due 12/01/11 †	1,500,000	1,552,500
Graham Packaging Co Inc
8.500% due 10/15/12	2,000,000	1,940,000
9.875% due 10/15/14 †	2,000,000	1,870,000
Graphic Packaging International Inc
8.500% due 08/15/11 †	523,000	520,385
9.500% due 08/15/13 †	1,000,000	960,000
Hexion U.S. Finance Corp
9.750% due 11/15/14 †	2,000,000	910,000
International Paper Co
9.375% due 05/15/19	5,000,000	5,104,945
MeadWestvaco Corp
6.850% due 04/01/12	3,000,000	3,078,972
Nalco Co
7.750% due 11/15/11	571,000	573,855
NewPage Corp
10.000% due 05/01/12 †	2,500,000	1,212,500
Nortek Inc
8.500% due 09/01/14	2,000,000	580,000
Owens-Brockway Glass Container Inc
7.375% due 05/15/16 ~	2,000,000	1,950,000
8.250% due 05/15/13	2,000,000	2,020,000
Rio Tinto Finance USA Ltd (Australia)
9.000% due 05/01/19	5,000,000	5,566,030
Rock-Tenn Co
8.200% due 08/15/11	1,500,000	1,526,250
9.250% due 03/15/16 ~	5,000,000	5,112,500
Silgan Holdings Inc
7.250% due 08/15/16 ~	2,000,000	1,930,000
Sino-Forest Corp (Canada)
9.125% due 08/17/11 ~	2,000,000	2,010,000
Solo Cup Co
10.500% due 11/01/13 ~ #	1,500,000	1,511,250
Steel Dynamics Inc
6.750% due 04/01/15	2,000,000	1,790,000
Teck Resources Ltd (Canada)
9.750% due 05/15/14 ~	3,000,000	3,107,988
10.250% due 05/15/16 ~	4,000,000	4,195,148
10.750% due 05/15/19 ~	1,750,000	1,884,148

		95,516,196

Telecommunication Services - 14.3%

American Tower Corp
7.000% due 10/15/17 †	3,000,000	2,917,500
7.125% due 10/15/12	5,000,000	5,056,250
7.250% due 05/15/19 ~	4,000,000	3,890,000
CC Holdings GS V LLC
7.750% due 05/01/17 ~	3,750,000	3,675,000
Centennial Cellular Operating Co
10.125% due 06/15/13	1,000,000	1,036,250
Centennial Communications Corp
6.957% due 01/01/13 §	3,000,000	3,000,000
10.000% due 01/01/13 †	3,000,000	3,180,000
Cricket Communications Inc
7.750% due 05/15/16 ~	3,000,000	2,902,500
9.375% due 11/01/14	4,500,000	4,455,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Principal
	Amount	Value
Crown Castle International Corp
9.000% due 01/15/15	$2,500,000	$2,556,250
Digicel Group Ltd (Bermuda)
8.875% due 01/15/15 ~	3,500,000	2,922,500
Digicel Ltd (Bermuda)
9.250% due 09/01/12 ~	1,000,000	975,000
Digicel SA (Bermuda)
12.000% due 04/01/14 ~	1,000,000	995,000
Frontier Communications Corp
6.250% due 01/15/13	2,000,000	1,850,000
6.625% due 03/15/15	2,500,000	2,212,500
8.250% due 05/01/14	1,000,000	950,000
Intelsat Corp
9.250% due 08/15/14 ~	9,500,000	9,238,750
9.250% due 06/15/16 ~	4,650,000	4,475,625
Intelsat Jackson Holdings Ltd (Bermuda)
9.250% due 06/15/16 ж	1,000,000	982,500
11.250% due 06/15/16	3,500,000	3,587,500
Intelsat Subsidiary Holding Co Ltd (Bermuda)
8.875% due 01/15/15	2,500,000	2,425,000
Level 3 Financing Inc
8.750% due 02/15/17	4,500,000	3,442,500
MetroPCS Wireless Inc
9.250% due 11/01/14 †	5,000,000	4,993,750
9.250% due 11/01/14 ~	2,000,000	1,990,000
Nextel Communications Inc
5.950% due 03/15/14	3,000,000	2,377,500
6.875% due 10/31/13	2,365,000	1,968,862
Qwest Capital Funding Inc
7.000% due 08/03/09	4,000,000	4,010,000
Qwest Communications International Inc
7.250% due 02/15/11	3,000,000	2,925,000
7.500% due 02/15/14	5,475,000	5,023,312
Qwest Corp
7.500% due 06/15/23	2,500,000	2,000,000
8.875% due 03/15/12	7,750,000	7,846,875
Sprint Capital Corp
8.375% due 03/15/12	8,500,000	8,415,000
8.750% due 03/15/32	6,500,000	5,265,000
Sprint Nextel Corp
6.000% due 12/01/16	10,500,000	8,636,250
Syniverse Technologies Inc
7.750% due 08/15/13	2,000,000	1,890,000
Telemar Norte Leste SA (Brazil)
9.500% due 04/23/19 ~	2,000,000	2,187,500
West Corp
9.500% due 10/15/14	4,500,000	3,960,000
11.000% due 10/15/16 †	2,000,000	1,680,000
Windstream Corp
8.125% due 08/01/13 †	5,500,000	5,348,750

		137,243,424

Utilities - 7.5%

AmeriGas Partners LP
7.250% due 05/20/15	2,000,000	1,885,000
Dynegy Holdings Inc
7.750% due 06/01/19	1,500,000	1,175,625
8.375% due 05/01/16 †	4,500,000	3,836,250
Edison Mission Energy
7.200% due 05/15/19	4,000,000	3,000,000
7.750% due 06/15/16 †	2,000,000	1,640,000
Energy Future Holdings Corp
10.875% due 11/01/17 †	4,500,000	3,307,500
Ipalco Enterprises Inc
7.250% due 04/01/16 ~	1,500,000	1,440,000
Midwest Generation LLC
8.300% due 07/02/09	2,719,798	2,706,199
8.560% due 01/02/16	1,669,600	1,636,208
Mirant Americas Generation LLC
8.300% due 05/01/11 †	5,500,000	5,513,750
Mirant North America LLC
7.375% due 12/31/13	1,500,000	1,447,500
NRG Energy Inc
7.250% due 02/01/14	4,000,000	3,890,000
7.375% due 02/01/16	5,500,000	5,218,125
Public Service Co of New Mexico
7.950% due 05/15/18	2,750,000	2,673,630
RRI Energy Inc
6.750% due 12/15/14 †	1,912,000	1,852,250
7.875% due 06/15/17 †	3,000,000	2,700,000
Southern Union Co
7.200% due 11/01/66 §	2,500,000	1,712,500
Telesat Canada/Telesat LLC
11.000% due 11/01/15 ~	10,095,000	10,397,850
Texas Competitive Electric Holdings Co LLC
10.250% due 11/01/15 †	14,000,000	8,785,000
The AES Corp
7.750% due 03/01/14	1,000,000	952,500
8.000% due 10/15/17	1,000,000	935,000
8.875% due 02/15/11	2,812,000	2,868,240
9.750% due 04/15/16 † ~	2,500,000	2,543,750

		72,116,877

Total Corporate Bonds & Notes (Cost $921,499,933)		877,781,237

CONVERTIBLE CORPORATE BONDS & NOTES - 0.6%

Energy - 0.2%

Chesapeake Energy Corp
2.250% due 12/15/38	2,500,000	1,568,162

Health Care - 0.1%

Omnicare Inc
3.250% due 12/15/35	1,000,000	697,500

Industrials - 0.1%

Allied Waste Industries Inc
4.250% due 04/15/34	1,600,000	1,519,371

Telecommunication Services - 0.2%

Leap Wireless International Inc
4.500% due 07/15/14 #	2,500,000	1,968,425

Total Convertible Corporate Bonds & Notes (Cost $5,872,161)		5,753,458

SENIOR LOAN NOTES - 4.1%

Consumer Discretionary - 1.6%

Ford Motor Co Term B
due 12/16/13 § ∞	3,984,901	2,898,019
Levi Strauss & Co Unsecured
2.569% due 03/27/14 §	2,000,000	1,645,000
Newsday (Fixed Term Loan)
9.750% due 08/01/13 §	8,500,000	8,542,500

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Principal
	Amount	Value
TL Acquisitions Inc Term B
2.810% due 06/29/14 §	$1,965,000	$1,653,616
Tropicana Las Vegas
4.500% due 08/03/09 §	2,000,000	404,000

		15,143,135

Consumer Staples - 0.6%

Roundy’s Supermarket Term B
3.071% due 11/03/11 §	1,912,462	1,831,182
Wm. Wrigley Jr. Co Term B
6.500% due 10/06/14 §	3,849,684	3,868,724

		5,699,906

Energy - 0.3%

Venoco Inc (2nd Lien)
4.375% due 05/07/14 §	3,627,942	2,793,515

Financials - 0.9%

First Data Corp Term B1
3.065% due 09/24/14 §	7,948,414	5,976,762
Nuveen Investments Inc
3.309% due 11/13/14 §	2,962,500	2,358,891

		8,335,653

Utilities - 0.7%

Calpine Corp (1st Priority)
3.475% due 03/29/14 §	2,425,288	2,153,117
Texas Competitive Electric Co (Delayed Draw)
3.821% due 10/10/14 §	3,913,171	2,783,660
Texas Competitive Electric Co Term B2
3.821% due 10/10/14 §	1,930,103	1,372,991
Wind Acquisition
due 12/21/11 § ∞	1,000,000	1,007,500

		7,317,268

Total Senior Loan Notes (Cost $42,155,768)		39,289,477

SHORT-TERM INVESTMENTS - 0.6%

Commercial Paper - 0.4%

John Deere Capital Corp
0.130% due 07/01/09	4,000,000	4,000,000

Repurchase Agreement - 0.2%

State Street Bank and Trust Co 0.010% due 07/01/09 (Dated 06/30/09, repurchase price of $1,965,001; collateralized by U.S. Treasury Bills: 0.000% due 08/06/09 and market value $2,004,800)	1,965,000	1,965,000

Total Short-Term Investments (Cost $5,965,000)		5,965,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.4% (Cost $1,000,379,464)		953,536,281

	Shares	Value
SECURITIES LENDING COLLATERAL - 8.7%

BNY Mellon SL DBT II Liquidating Fund
0.806% + Δ □ Ω	46,952,482	45,966,480
Mellon GSL DBT II Collateral Fund
0.335% Δ	38,054,900	38,054,900
Mellon GSL Reinvestment Trust II
0.000% + □ ¤ ж	1,292,106	12,921

Total Securities Lending Collateral (Cost $86,299,488)		84,034,301

TOTAL INVESTMENTS - 108.1% (Cost $1,086,678,952)		1,037,570,582

OTHER ASSETS & LIABILITIES, NET - (8.1%)		(77,965,645)

NET ASSETS - 100.0%		$959,604,937

Notes to Schedule of Investments

(a)	As of June 30, 2009, the portfolio was diversified as a percentage of net assets as follows:

Consumer Discretionary	15.6%
Telecommunication Services	14.5%
Financials	12.7%
Energy	10.9%
Materials	10.0%
Health Care	9.4%
Industrials	9.3%
Short-Term Investments & Securities Lending Collateral	9.3%
Utilities	8.2%
Consumer Staples	3.9%
Exchange-Traded Fund	2.3%
Information Technology	2.0%

108.1%
Other Assets & Liabilities, Net	(8.1%)

100.0%

(b)	As of June 30, 2009, the portfolio’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

A-1 (Short-Term Debt only)	0.6%
A	2.0%
BBB	9.4%
BB	41.7%
B	28.8%
CCC	13.6%
CC	1.1%
C	0.0%
D	2.2%
Not Rated	0.6%

100.0%

(c)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(d)	Securities with a total aggregate market value of $45,979,401 or 4.8% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

(e)	Securities with a total aggregate market value of $8,610,461 or 0.9% of the net assets were in default as of June 30, 2009.

(f)	0.8% of the portfolio’s net assets (not including securities in the BNY Mellon SL DBT II Liquidating Fund. See Note 18 in Notes to Financial Statements.) were reported illiquid by the portfolio manager under the Fund’s policy.

(g)	Pursuant to the terms of the following senior loan agreement, the portfolio had an unfunded loan commitment of $61,522 or less than 0.1% of the net assets as of June 30, 2009, which could be extended at the option of the borrower:

	Unfunded Loan	Unrealized
Borrower	Commitment	Appreciation

Texas Competitive Electric Co (Delayed Draw Term Loan)	$61,522	$4,523

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.1%

Financials - 0.1%

Wells Fargo & Co 7.500%	3,200	$2,511,904

Total Convertible Preferred Stocks (Cost $3,200,000)		2,511,904

	Principal
	Amount
CORPORATE BONDS & NOTES - 21.1%

Consumer Discretionary - 1.6%

AutoZone Inc
5.875% due 10/15/12	$2,000,000	2,079,478
6.500% due 01/15/14	5,000,000	5,192,740
6.950% due 06/15/16	5,000,000	5,134,350
7.125% due 08/01/18	5,000,000	5,300,865
Limited Brands Inc
6.900% due 07/15/17	1,000,000	866,579
Macy’s Retail Holdings Inc
5.875% due 01/15/13	2,000,000	1,754,070
5.900% due 12/01/16	2,000,000	1,631,684
7.450% due 07/15/17	1,000,000	871,686
Nordstrom Inc
6.250% due 01/15/18	6,500,000	6,396,838
Omnicom Group Inc
5.900% due 04/15/16	1,250,000	1,253,967
Starwood Hotels & Resorts Worldwide Inc
6.250% due 02/15/13	3,000,000	2,792,211
6.750% due 05/15/18	3,900,000	3,349,562
The Black & Decker Corp
4.750% due 11/01/14	3,000,000	2,749,911
The Home Depot Inc
5.400% due 03/01/16	1,250,000	1,249,730
Time Warner Inc
1.150% due 11/13/09 §	19,370,000	19,325,526
Viacom Inc
6.125% due 10/05/17	2,000,000	1,946,496

		61,895,693

Consumer Staples - 1.0%

Cadbury Schweppes US Finance LLC
5.125% due 10/01/13 ~	6,200,000	6,129,909
CVS Caremark Corp
0.968% due 06/01/10 §	10,100,000	10,031,098
HJ Heinz Co
5.350% due 07/15/13	5,000,000	5,234,400
Reynolds American Inc
1.329% due 06/15/11 §	8,200,000	7,673,568
UST Inc
6.625% due 07/15/12	8,900,000	9,530,049

		38,599,024

Energy - 0.8%

El Paso Performance-Linked Trust
7.750% due 07/15/11 ~	1,000,000	986,530
Gaz Capital SA (Russia)
7.343% due 04/11/13 ~	1,200,000	1,164,000
8.146% due 04/11/18 ~	2,700,000	2,470,500
Rockies Express Pipeline LLC
4.500% due 08/20/09 ~ §	22,200,000	22,202,975
Spectra Energy Capital LLC
5.668% due 08/15/14	5,200,000	5,258,838

		32,082,843

Financials - 14.2%

Allstate Life Global Funding Trusts
0.670% due 03/01/10 §	4,385,000	4,261,738
5.375% due 04/30/13	9,000,000	9,317,070
American Express Bank FSB
0.371% due 04/26/10 §	14,525,000	14,347,984
5.500% due 04/16/13	5,100,000	5,010,872
6.000% due 09/13/17	7,600,000	6,943,375
American Express Credit Corp
1.708% due 05/27/10 §	7,000,000	6,914,992
American International Group Inc
4.700% due 10/01/10	1,100,000	893,405
5.600% due 10/18/16	800,000	433,093
8.175% due 05/15/58 ~ #	7,900,000	2,255,355
8.250% due 08/15/18 ~ #	4,900,000	2,887,472
8.625% due 05/22/38 ~ § ж	GBP 1,400,000	552,786
Asian Development Bank (Philippines)
5.820% due 06/16/28	$2,050,000	2,242,042
Bank of America Corp
1.127% due 11/06/09 §	2,500,000	2,495,702
1.339% due 04/30/12 §	5,000,000	5,064,740
Bank of America NA
1.538% due 05/12/10 §	6,500,000	6,441,994
Barclays Bank PLC (United Kingdom)
5.450% due 09/12/12	12,100,000	12,628,443
Caelus Re Ltd (Cayman)
6.918% due 06/07/11 ~ § ж	1,200,000	1,091,760
CIT Group Inc
1.110% due 03/15/17 §	1,000,000	363,100
1.460% due 12/14/16 §	525,000	187,666
Citigroup Inc
0.631% due 12/28/09 §	13,300,000	13,173,517
0.944% due 05/18/11 §	10,000,000	9,457,850
8.400% ±	16,300,000	12,246,516
Commonwealth Bank of Australia (Australia)
1.108% due 06/25/14 ~ §	18,500,000	18,437,618
Credit Suisse USA Inc
0.865% due 11/20/09 §	3,000,000	2,996,991
Dexia Credit Local (France)
1.262% due 09/23/11 ~ §	6,400,000	6,383,411
DnB NOR Bank ASA (Norway)
1.209% due 10/13/09 ~ §	3,300,000	3,279,570
Ford Motor Credit Co LLC
7.250% due 10/25/11	7,300,000	6,317,675
7.800% due 06/01/12	500,000	430,564
7.875% due 06/15/10	3,500,000	3,325,248
Foundation Re II Ltd (Cayman)
7.576% due 11/26/10 ~ § ж	2,600,000	2,434,439
General Electric Capital Corp
0.838% due 06/01/12 §	96,100,000	96,805,758
General Motors Acceptance Corp LLC
6.875% due 08/28/12	10,600,000	8,646,812
Genworth Financial Inc
6.515% due 05/22/18	7,700,000	5,154,596
Green Valley Ltd (Cayman)
5.045% due 01/10/11 ~ ж	EUR 2,100,000	2,850,966
HBOS PLC (United Kingdom)
6.750% due 05/21/18 ~	$5,800,000	4,384,527
HCP Inc
6.700% due 01/30/18	3,000,000	2,610,141
HSBC Finance Corp
0.719% due 03/12/10 §	4,200,000	4,131,679
1.162% due 10/21/09 §	5,700,000	5,683,744
ING Bank Australia Ltd (Australia)
3.870% due 06/24/14 §	AUD 2,000,000	1,603,223
International Lease Finance Corp
6.625% due 11/15/13	$3,200,000	2,466,112

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Principal
	Amount	Value
LeasePlan Corp NV (Netherlands)
3.000% due 05/07/12 ~	$9,800,000	$9,845,139
Lehman Brothers Holdings Inc
0.000% due 06/12/13 ¤	EUR 4,210,000	871,140
2.533% due 11/24/08 ¤	$900,000	137,250
2.851% due 12/23/08 ¤	3,600,000	549,000
6.200% due 09/26/14 ¤	1,900,000	289,750
6.875% due 05/02/18 ¤	7,000,000	1,155,000
7.000% due 09/27/27 ¤	1,700,000	259,250
Liberty Mutual Group Inc
5.750% due 03/15/14 ~	3,600,000	2,853,997
Marsh & McLennan Cos Inc
5.750% due 09/15/15	6,000,000	5,725,980
Merna Reinsurance Ltd (Bermuda)
1.248% due 06/30/10 ~ § ж	17,900,000	16,657,740
Merrill Lynch & Co Inc
1.228% due 11/01/11 §	2,465,000	2,261,421
5.450% due 02/05/13	9,000,000	8,769,483
6.400% due 08/28/17	8,400,000	7,447,524
6.875% due 04/25/18	10,500,000	9,733,899
Metropolitan Life Global Funding I
0.894% due 05/17/10 ~ §	12,600,000	12,499,540
Morgan Stanley
1.399% due 01/09/12 §	1,000,000	901,962
1.449% due 01/09/14 §	4,100,000	3,684,949
3.006% due 05/14/10 §	2,900,000	2,892,277
5.750% due 10/18/16	4,800,000	4,608,466
National Australia Bank Ltd (Australia)
1.424% due 02/08/10 ~ §	40,700,000	40,699,674
ProLogis
6.625% due 05/15/18	5,400,000	4,258,597
Santander Perpetual SA Unipersonal (Spain)
6.671% ~ § ±	11,200,000	8,300,096
Simon Property Group LP
5.750% due 12/01/15	2,700,000	2,490,647
SLM Corp
0.829% due 03/15/11 §	5,000,000	4,290,975
1.116% due 03/15/12 §	223,000	163,818
1.313% due 02/01/14 §	1,055,000	639,298
1.736% due 01/31/14 §	847,000	515,247
8.450% due 06/15/18	2,912,000	2,494,553
The Bear Stearns Cos LLC
0.854% due 11/28/11 §	3,000,000	2,928,999
1.218% due 02/01/12 §	5,402,000	5,098,964
The Goldman Sachs Group Inc
0.901% due 06/28/10 §	23,600,000	23,478,885
1.059% due 03/22/16 §	7,900,000	6,700,330
1.639% due 01/12/15 §	500,000	438,746
5.950% due 01/18/18	3,000,000	2,914,662
7.500% due 02/15/19	4,000,000	4,290,476
The Royal Bank of Scotland Group PLC (United Kingdom)
7.092% due 10/29/49 §	EUR 1,900,000	919,574
9.118% ±	$2,500,000	2,037,815
The Travelers Cos Inc
5.800% due 05/15/18	5,300,000	5,457,177
TransCapitalInvest Ltd for OJSC AK
Transneft (Ireland)
7.700% due 08/07/13 ~	7,500,000	7,224,945
Vita Capital II Ltd (Cayman)
2.108% due 01/01/10 ~ § ж	1,000,000	976,150
Vita Capital III Ltd (Cayman)
2.328% due 01/01/12 ~ § ж	2,400,000	2,080,080
Wachovia Bank NA
0.726% due 12/02/10 §	6,300,000	6,216,865
1.806% due 05/14/10 §	30,000,000	30,009,450
Wells Fargo Capital XIII
7.700% § ±	4,700,000	3,903,984

		556,828,320

Health Care - 0.3%

Baxter International Inc
5.375% due 06/01/18	4,700,000	4,930,154
Cardinal Health Inc
6.000% due 06/15/17	1,000,000	940,788
GlaxoSmithKline Capital Inc
1.545% due 05/13/10 §	5,000,000	5,035,990
UnitedHealth Group Inc
4.875% due 02/15/13	900,000	910,755

		11,817,687

Industrials - 0.6%

Con-way Inc
7.250% due 01/15/18	7,000,000	5,942,776
Masco Corp
6.125% due 10/03/16	5,300,000	4,456,054
RR Donnelley & Sons Co
5.625% due 01/15/12	6,000,000	5,799,834
Southwest Airlines Co
5.125% due 03/01/17	3,000,000	2,582,214
Tyco International Finance SA (Switzerland)
6.000% due 11/15/13	2,000,000	2,036,188
Tyco International Ltd (Switzerland)
7.000% due 12/15/19	4,000,000	3,942,296

		24,759,362

Information Technology - 0.5%

DISH DBS Corp
7.000% due 10/01/13	9,000,000	8,595,000
Motorola Inc
6.000% due 11/15/17	2,000,000	1,632,528
The Western Union Co
5.930% due 10/01/16	8,000,000	8,088,600

		18,316,128

Materials - 0.6%

Alcoa Inc
6.750% due 07/15/18	7,000,000	6,220,326
C10 Capital SPV Ltd (United Kingdom)
6.722% ~ § ±	1,600,000	820,234
Falconbridge Ltd (Canada)
7.350% due 06/05/12	3,700,000	3,681,652
Nucor Corp
5.750% due 12/01/17	2,000,000	2,081,598
Pactiv Corp
6.400% due 01/15/18	1,500,000	1,355,035
Rexam PLC (United Kingdom)
6.750% due 06/01/13 ~	4,200,000	4,073,408
Rohm & Haas Co
6.000% due 09/15/17	5,000,000	4,477,310

		22,709,563

Telecommunication Services - 1.0%

Embarq Corp
6.738% due 06/01/13	5,000,000	5,052,860
Qwest Capital Funding Inc
7.000% due 08/03/09	5,000,000	5,012,500
Telecom Italia Capital SA (Luxembourg)
6.999% due 06/04/18	3,300,000	3,343,514
Verizon Wireless Capital LLC
3.316% due 05/20/11 ~ §	25,915,000	26,685,738

		40,094,612

Utilities - 0.5%

American Electric Power Co Inc
5.250% due 06/01/15	2,700,000	2,653,166
Exelon Corp
4.900% due 06/15/15	6,000,000	5,595,792

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Principal
	Amount	Value
FirstEnergy Corp
6.450% due 11/15/11	$3,000,000	$3,133,536
Indianapolis Power & Light Co
6.300% due 07/01/13 ~	500,000	500,428
NiSource Finance Corp
1.231% due 11/23/09 §	2,200,000	2,182,741
Ohio Power Co
1.346% due 04/05/10 §	2,000,000	1,978,500
Public Service Electric & Gas Co
5.300% due 05/01/18	2,600,000	2,721,334
Sempra Energy
6.150% due 06/15/18	2,000,000	2,013,838

		20,779,335

Total Corporate Bonds & Notes (Cost $871,512,324)		827,882,567

SENIOR LOAN NOTES - 0.7%

Consumer Discretionary - 0.1%

Ford Motor Co Term B
3.594% due 12/16/13 §	3,934,586	2,861,428

Financials - 0.5%

Chrysler Financial Co LLC Term B
4.320% due 08/03/12 §	23,173,834	21,580,633

Materials - 0.1%

Georgia-Pacific Corp Term B
2.557% due 12/20/12 §	2,590,635	2,450,504

Total Senior Loan Notes (Cost $28,551,606)		26,892,565

MORTGAGE-BACKED SECURITIES - 20.3%

Collateralized Mortgage Obligations — Commercial - 2.6%

Banc of America Commercial Mortgage Inc
5.414% due 09/10/47 "	2,500,000	2,000,415
5.837% due 06/10/49 " §	2,900,000	2,060,645
5.889% due 07/10/44 " §	11,015,000	8,778,943
5.929% due 05/10/45 " §	1,400,000	1,171,533
5.935% due 02/10/51 " §	2,900,000	2,347,190
Banc of America Large Loan Inc
0.829% due 08/15/29 ~ " § ж	23,740,580	17,633,973
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/30 "	36,476	36,402
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/44 " §	900,000	719,938
Credit Suisse Mortgage Capital Certificates
5.912% due 06/15/39 " §	4,140,000	2,830,225
CS First Boston Mortgage Securities Corp
4.938% due 12/15/40 "	941,368	945,153
GE Capital Commercial Mortgage Corp
4.229% due 12/10/37 "	7,117,978	7,138,593
GMAC Commercial Mortgage Securities Inc
5.238% due 11/10/45 " §	10,000,000	8,309,531
Greenwich Capital Commercial Funding Corp
5.444% due 03/10/39 "	11,815,000	9,450,019
GS Mortgage Securities Corp II
0.408% due 03/06/20 ~ " §	5,268,608	4,520,057
JPMorgan Chase Commercial Mortgage Securities Corp
5.336% due 05/15/47 "	1,590,000	1,223,299
5.429% due 12/12/43 "	1,650,000	1,338,405
5.794% due 02/12/51 " §	4,000,000	2,999,213
LB-UBS Commercial Mortgage Trust
5.372% due 09/15/39 "	964,000	784,258
5.424% due 02/15/40 "	420,000	306,490
Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/49 "	700,000	484,830
Morgan Stanley Capital I
0.380% due 10/15/20 ~ " §	6,187,433	4,590,819
6.076% due 06/11/49 " §	3,200,000	2,419,100
Wachovia Bank Commercial Mortgage Trust
0.399% due 06/15/20 ~ " §	15,284,774	11,256,203
0.409% due 09/15/21 ~ " §	11,654,601	8,399,251

		101,744,485

Collateralized Mortgage Obligations — Residential - 12.5%

Adjustable Rate Mortgage Trust
5.152% due 09/25/35 " §	3,340,661	2,175,292
American Home Mortgage Assets
2.040% due 02/25/47 " §	7,712,614	2,671,853
American Home Mortgage Investment Trust
5.660% due 09/25/45 " §	4,050,961	2,483,180
Banc of America Funding Corp
4.585% due 02/20/36 " §	6,662,705	5,065,805
6.102% due 01/20/47 " §	4,553,254	2,425,266
Banc of America Mortgage Securities Inc
6.500% due 09/25/33 "	814,194	770,400
BCAP LLC Trust
0.484% due 01/25/37 " §	4,699,949	1,795,727
Bear Stearns Adjustable Rate Mortgage Trust
2.264% due 03/25/35 " §	2,435,869	2,093,324
2.500% due 08/25/35 " §	2,563,812	2,245,266
2.960% due 03/25/35 " §	8,131,597	7,036,060
4.550% due 08/25/35 " §	3,613,783	3,192,412
4.625% due 10/25/35 " §	1,373,159	1,088,866
4.828% due 01/25/35 " §	26,157,409	22,059,032
4.965% due 01/25/35 " §	2,482,957	2,096,676
5.172% due 02/25/34 " §	4,268,849	2,829,483
Bear Stearns Alt-A Trust
5.490% due 09/25/35 " §	21,451,696	11,656,401
5.738% due 01/25/36 " §	6,201,865	3,104,226
Bear Stearns Structured Products Inc
5.644% due 01/26/36 " §	16,579,489	9,163,152
5.714% due 12/26/46 " §	9,582,378	5,837,428
CC Mortgage Funding Corp
0.444% due 05/25/48 ~ " §	356,284	130,284
Citigroup Mortgage Loan Trust Inc
0.379% due 01/25/37 ~ " § ж	1,756,569	1,464,652
2.990% due 12/25/35 " §	315,759	257,784
4.050% due 08/25/35 " §	2,487,119	1,979,987
4.098% due 08/25/35 " §	504,844	366,722
4.248% due 08/25/35 " §	2,386,088	1,900,166
4.669% due 08/25/35 " §	3,237,522	960,471
4.700% due 12/25/35 " §	8,731,672	7,054,461
5.994% due 09/25/37 " §	423,626	229,702
Countrywide Alternative Loan Trust
0.395% due 09/20/46 " §	359,929	351,296
0.495% due 02/20/47 " §	3,338,073	1,299,729
0.524% due 07/25/46 " §	2,875,415	1,233,327
0.594% due 12/25/35 " §	203,114	95,427
0.644% due 11/20/35 " §	7,676,131	3,478,716
2.340% due 12/25/35 - 02/25/36 " §	2,339,476	986,093
6.000% due 01/25/37 "	2,571,749	1,405,410

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Principal
	Amount	Value
Countrywide Home Loan Mortgage Pass-Through Trust
0.634% due 03/25/35 " §	$205,356	$85,755
0.654% due 06/25/35 ~ " §	1,512,168	1,099,014
3.759% due 11/19/33 " §	447,898	405,317
4.789% due 04/20/35 " §	12,984,457	11,418,735
CS First Boston Mortgage Securities Corp
4.059% due 04/25/34 " §	10,907,510	9,626,817
Deutsche ALT-A Securities Inc Alternate Loan Trust
0.394% due 03/25/37 " §	446,565	437,895
0.404% due 08/25/37 " §	1,729,557	1,500,154
0.414% due 10/25/36 " §	674,297	578,181
Fannie Mae
0.374% due 12/25/36 - 07/25/37 " §	12,530,167	11,134,435
0.464% due 08/25/34 " §	858,850	818,086
0.514% due 10/27/37 " §	24,200,000	22,037,125
0.664% due 05/25/42 " §	596,424	535,938
4.631% due 05/25/35 " §	5,800,141	5,795,299
5.000% due 07/25/19 "	325,875	327,509
5.950% due 02/25/44 "	1,453,129	1,536,684
First Horizon Alternative Mortgage Securities
3.572% due 06/25/34 " §	1,855,364	1,202,063
5.292% due 09/25/34 " §	1,044,931	703,957
First Horizon Asset Securities Inc
3.170% due 07/25/33 " §	652,855	578,426
5.365% due 08/25/35 " §	3,281,308	2,497,599
Freddie Mac
0.469% due 07/15/19 - 10/15/20 " §	51,889,903	50,866,551
0.549% due 02/15/19 " §	55,166,900	54,159,448
0.669% due 12/15/30 " §	769,000	758,839
4.000% due 10/15/23 "	174,156	174,521
4.500% due 02/15/17 - 05/15/17 "	2,941,406	3,029,352
5.000% due 02/15/20 - 05/15/27 "	16,364,268	16,999,138
5.500% due 05/15/16 - 03/15/17 "	12,602,782	12,951,341
Freddie Mac Structured Pass-Through Securities
2.638% due 10/25/44 " §	20,577,878	20,262,194
2.639% due 02/25/45 " §	6,017,424	5,737,119
Greenpoint Mortgage Funding Trust
0.394% due 10/25/46 " §	1,025,011	844,578
0.534% due 06/25/45 " §	2,245,753	957,742
0.584% due 11/25/45 " §	1,165,867	555,817
GSMPS Mortgage Loan Trust
7.000% due 06/25/43 ~ "	816,183	681,908
GSR Mortgage Loan Trust
4.469% due 09/25/35 " §	4,439,882	3,739,762
5.176% due 01/25/36 " §	7,799,829	5,240,948
Harborview Mortgage Loan Trust
0.403% due 01/19/38 " §	385,942	356,774
0.458% due 04/19/38 " §	2,249,499	898,509
0.513% due 09/19/46 " §	4,238,250	1,819,636
0.533% due 05/19/35 " §	528,383	236,974
0.553% due 03/19/36 " §	7,204,945	3,041,720
4.496% due 04/19/34 " §	10,676,679	8,470,157
Impac CMB Trust
1.314% due 07/25/33 " §	576,954	425,730
Impac Secured Assets CMN Owner Trust
0.394% due 01/25/37 " §	291,932	273,981
Imperial Savings Association
6.503% due 02/25/18 " §	3,425	3,421
IndyMac Index Mortgage Loan Trust
0.404% due 11/25/46 " §	1,159,904	1,080,712
0.524% due 05/25/46 " §	2,027,026	837,147
0.554% due 07/25/35 " §	826,562	364,167
4.976% due 12/25/34 " §	2,278,996	1,728,917
JPMorgan Mortgage Trust
5.012% due 02/25/35 " §	11,168,720	9,774,847
MASTR Adjustable Rate Mortgages Trust
3.469% due 11/21/34 " §	4,100,000	3,023,306
4.081% due 12/25/33 " §	5,198,929	4,382,028
Mellon Residential Funding Corp
0.669% due 11/15/31 " §	2,071,833	1,506,534
0.759% due 12/15/30 " §	1,332,634	1,074,422
Merrill Lynch Mortgage Investors Inc
0.524% due 02/25/36 " §	8,579,657	4,635,138
4.565% due 02/25/34 " §	6,837,088	5,741,355
4.668% due 02/25/33 " §	3,452,949	2,943,047
MLCC Mortgage Investors Inc
0.564% due 11/25/35 " §	3,968,611	2,690,824
1.314% due 10/25/35 " §	2,282,837	1,820,346
4.250% due 10/25/35 " §	16,026,879	12,940,540
Provident Funding Mortgage Loan Trust
3.680% due 08/25/33 " §	4,023,985	3,366,391
Residential Accredit Loans Inc
0.614% due 08/25/35 " §	834,313	382,335
Residential Asset Securitization Trust
6.500% due 08/25/36 "	1,900,000	909,430
Residential Funding Mortgage Securities I Inc
5.202% due 09/25/35 " §	3,094,091	2,217,523
Ryland Mortgage Securities Corp
4.817% due 10/01/27 " §	55,638	44,895
Securitized Asset Sales Inc
4.848% due 11/26/23 " §	22,943	20,756
Sequoia Mortgage Trust
0.663% due 10/19/26 " §	1,131,451	858,330
Structured Adjustable Rate Mortgage Loan Trust
2.610% due 01/25/35 " §	776,182	338,795
4.802% due 02/25/34 " §	1,551,471	1,173,352
5.516% due 08/25/35 " §	1,759,337	1,146,572
Structured Asset Mortgage Investments Inc
0.384% due 08/25/36 " §	555,487	531,969
0.414% due 09/25/47 " §	1,598,103	1,489,381
0.444% due 03/25/37 " §	249,150	90,706
0.504% due 06/25/36 " §	567,298	215,196
0.534% due 05/25/36 " §	1,575,246	625,407
0.563% due 07/19/35 " §	10,166,550	6,459,006
0.594% due 02/25/36 " §	1,869,278	860,644
0.643% due 10/19/34 " §	715,253	545,884
Structured Asset Securities Corp
0.364% due 05/25/36 " §	60,790	56,626
3.716% due 01/25/32 " §	24,407	22,298
4.504% due 10/25/35 ~ " §	935,846	644,427
TBW Mortgage-Backed Pass-Through Certificates
0.414% due 09/25/36 " §	24,010	23,885
0.424% due 01/25/37 " §	1,014,737	921,522
Thornburg Mortgage Securities Trust
0.424% due 11/25/46 " §	1,349,169	1,213,035
0.434% due 09/25/46 " §	4,551,309	4,177,726
Washington Mutual Mortgage Pass-Through Certificates
0.574% due 11/25/45 " §	1,187,889	576,339
0.604% due 10/25/45 " §	7,370,213	3,865,879
0.854% due 12/25/27 " §	589,250	440,844
2.340% due 02/25/46 " §	1,132,731	482,940
2.340% due 08/25/46 " §	22,137,099	8,048,954
2.540% due 11/25/42 " §	176,960	102,061
2.840% due 11/25/46 " §	754,082	491,408
2.877% due 02/27/34 " §	1,395,468	1,143,764
2.909% due 06/25/33 " §	2,073,858	1,621,495
3.127% due 07/25/46 " §	3,932,841	1,642,210
Wells Fargo Mortgage-Backed Securities Trust
3.581% due 09/25/34 " §	1,131,238	984,585
4.517% due 11/25/33 " §	916,254	909,349
4.722% due 07/25/34 " §	581,031	559,938

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Principal
	Amount	Value
4.981% due 12/25/34 " §	$2,592,600	$2,312,172
5.593% due 07/25/36 " §	7,865,557	5,282,284

		489,132,868

Fannie Mae - 2.9%

2.638% due 03/01/44 - 10/01/44 " §	12,086,810	12,028,374
2.880% due 08/01/17 " §	460,579	462,391
3.600% due 07/01/26 " §	28,841	28,899
3.694% due 03/01/18 " §	331,284	334,760
4.287% due 11/01/34 " §	9,028,736	9,129,210
4.580% due 01/01/25 " §	75,540	76,205
4.644% due 01/01/35 " §	1,340,717	1,383,497
4.672% due 11/01/35 " §	793,427	820,331
4.706% due 05/01/35 " §	173,660	180,446
4.899% due 04/01/35 " §	1,370,802	1,417,284
4.972% due 08/01/24 " §	36,780	36,928
5.000% due 03/01/24 " §	9,393	9,431
5.062% due 12/01/22 " §	35,032	36,084
5.171% due 10/01/35 " §	1,196,302	1,231,459
5.221% due 09/01/35 " §	979,603	1,017,835
5.342% due 11/01/35 " §	1,484,333	1,553,382
5.397% due 01/01/36 " §	1,518,315	1,558,390
5.500% due 12/01/34 - 08/01/38 "	22,659,541	23,430,984
5.531% due 03/01/36 " §	979,624	1,025,985
6.000% due 01/01/37 ‡ "	17,626,357	18,466,708
6.000% due 08/01/17 - 03/01/38 "	38,743,904	40,594,728

		114,823,311

Freddie Mac - 1.0%

4.033% due 01/01/34 " §	816,113	826,225
5.096% due 10/01/35 " §	701,133	729,646
5.353% due 08/01/36 " §	1,677,645	1,730,587
5.500% due 09/01/36 - 11/01/38 "	9,173,324	9,485,164
5.700% due 03/01/36 " §	943,602	987,767
6.000% due 06/01/36 - 07/01/38 "	2,109,996	2,209,810
6.500% due 10/01/37 - 02/01/39 "	3,199,999	3,404,883
6.656% due 09/01/36 " §	9,306,388	9,756,946
6.716% due 07/01/36 " §	10,704,326	11,186,245

		40,317,273

Government National Mortgage Association - 1.3%

4.125% due 10/20/24 - 12/20/26 " §	79,659	79,128
4.375% due 02/20/25 - 01/20/27 " §	87,496	87,249
4.625% due 09/20/22 - 07/20/25 " §	176,375	176,795
5.375% due 05/20/23 - 05/20/26 " §	53,437	53,795
6.000% due 06/15/29 - 07/20/39 "	49,271,958	51,341,310

		51,738,277

Total Mortgage-Backed Securities (Cost $938,590,772)		797,756,214

ASSET-BACKED SECURITIES - 4.4%

ACE Securities Corp
0.364% due 07/25/36 " §	41,363	40,941
0.364% due 12/25/36 " §	437,573	321,350
American Express Credit Account Master Trust
1.269% due 08/15/12 " §	34,900,000	34,985,875
Amortizing Residential Collateral Trust
0.604% due 07/25/32 " §	125,612	66,878
Argent Securities Inc
0.364% due 10/25/36 " §	55,576	54,634
Asset-Backed Funding Certificates
0.374% due 11/25/36 " §	77,021	73,654
0.374% due 01/25/37 " §	412,727	340,975
0.664% due 06/25/34 " §	2,438,546	1,197,826
Asset-Backed Securities Corp Home Equity
0.394% due 05/25/37 " §	785,283	625,875
Bear Stearns Asset-Backed Securities Trust
0.364% due 11/25/36 " §	102,465	90,295
0.424% due 11/25/36 " §	1,630,524	956,061
0.644% due 01/25/36 " §	86,874	79,406
0.974% due 10/25/32 " §	117,381	72,383
1.314% due 10/25/37 " §	3,285,559	1,771,187
Citigroup Mortgage Loan Trust Inc
0.354% due 12/25/36 " §	1,037,793	810,133
0.374% due 01/25/37 " §	5,515	5,476
0.394% due 01/25/37 " §	2,303,920	1,669,882
Countrywide Asset-Backed Certificates
0.364% due 03/25/37 " §	879,222	865,839
0.364% due 05/25/37 " §	2,023,201	1,916,769
0.364% due 07/25/37 " §	1,963,551	1,813,843
0.364% due 05/25/47 " §	454,555	413,840
0.394% due 10/25/47 " §	841,741	739,550
0.414% due 08/25/37 " §	11,800,000	6,480,355
0.414% due 09/25/47 " §	3,559,775	3,120,506
0.424% due 10/25/46 " §	1,453,156	1,368,407
0.504% due 06/25/36 " §	1,430,861	969,210
Credit-Based Asset Servicing & Securitization LLC
0.384% due 01/25/37 " §	549,837	263,908
0.404% due 12/25/37 ~ " §	542,027	516,478
Equity One Asset-Backed Securities Inc
0.614% due 04/25/34 " §	516,151	196,096
First Franklin Mortgage Loan
Asset-Backed Certificates
0.354% due 09/25/36 " §	481,384	468,953
0.364% due 11/25/36 " §	1,833,977	1,728,138
0.364% due 12/25/36 " §	2,873	2,842
0.684% due 12/25/34 " §	78,997	63,085
Ford Credit Auto Owner Trust
1.219% due 01/15/11 " §	23,390,451	23,409,716
1.739% due 06/15/12 " §	7,300,000	7,325,952
Freddie Mac Structured Pass-Through Securities
0.574% due 08/25/31 " §	340,433	273,592
Fremont Home Loan Trust
0.364% due 10/25/36 " §	107,499	67,217
GSAMP Trust
0.384% due 10/25/36 " §	23,301	18,804
0.604% due 03/25/34 " §	156,669	155,016
HFC Home Equity Loan Asset-Backed Certificates
0.625% due 01/20/35 " §	603,781	363,826
Home Equity Asset Trust
0.374% due 05/25/37 " §	1,103,577	975,453
HSI Asset Securitization Corp Trust
0.364% due 10/25/36 " §	224,663	132,539
0.364% due 12/25/36 " §	1,644,823	997,135
IndyMac Residential Asset-Backed Trust
0.364% due 11/25/36 " §	25,997	25,707
JPMorgan Mortgage Acquisition Corp
0.364% due 07/25/36 " §	290,351	275,234
0.364% due 08/25/36 " §	354,972	329,654
0.374% due 03/25/47 " §	294,188	211,788
0.377% due 11/25/36 " §	109,736	103,754
Lehman XS Trust
0.384% due 05/25/46 " §	3,476	3,432
0.394% due 11/25/46 " §	1,227,171	1,027,279
Long Beach Mortgage Loan Trust
0.354% due 11/25/36 " §	66,930	62,131
0.494% due 08/25/35 " §	56,152	54,584
MBNA Credit Card Master Note Trust
0.419% due 12/15/11 " §	400,000	399,956
Merrill Lynch First Franklin Mortgage Loan Trust
0.374% due 07/25/37 " §	862,180	682,224

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Principal
	Amount	Value
Merrill Lynch Mortgage Investors Inc
0.364% due 05/25/37 " §	$260,184	$255,164
0.384% due 08/25/36 " §	474,237	471,515
0.384% due 07/25/37 " §	397,596	371,663
Morgan Stanley Asset-Backed
Securities Capital I
0.354% due 10/25/36 " §	475,694	445,965
0.354% due 01/25/37 " §	1,126,891	976,188
0.364% due 09/25/36 " §	306,973	293,895
0.364% due 10/25/36 " §	235,026	218,627
0.364% due 11/25/36 " §	945,395	896,636
Morgan Stanley IXIS Real Estate Capital Trust
0.364% due 11/25/36 " §	72,844	69,137
Nationstar Home Equity Loan Trust
0.374% due 06/25/37 " §	320,565	287,264
0.434% due 04/25/37 " §	4,574,338	4,067,402
New Century Home Equity Loan Trust
0.494% due 05/25/36 " §	1,665,236	1,129,641
Nomura Asset Acceptance Corp
0.454% due 01/25/36 ~ " §	99,255	87,113
Option One Mortgage Loan Trust
0.354% due 02/25/37 " §	8,391	8,278
Park Place Securities Inc
0.574% due 09/25/35 " §	107,892	68,704
Popular ABS Mortgage Pass-Through Trust
0.404% due 06/25/47 " §	4,695,145	3,684,190
Renaissance Home Equity Loan Trust
0.694% due 12/25/32 " §	217,275	124,210
Residential Asset Mortgage Products Inc
0.384% due 02/25/37 " §	672,735	576,477
Residential Asset Securities Corp
0.374% due 01/25/37 " §	584,442	522,326
0.384% due 11/25/36 " §	532,785	525,121
Securitized Asset-Backed Receivables LLC Trust
0.354% due 01/25/37 " §	914,990	772,927
0.364% due 09/25/36 " §	99,942	87,864
0.444% due 05/25/37 " §	3,910,760	2,105,159
SLC Student Loan Trust
0.863% due 02/15/15 " §	2,580,161	2,576,683
SLM Student Loan Trust
1.072% due 04/25/14 " §	728,971	727,050
1.082% due 10/25/18 " §	1,999,722	1,988,550
1.092% due 04/25/17 " §	3,975,645	3,964,490
1.132% due 04/25/19 " §	22,600,000	20,775,947
Small Business Administration Participation Certificates
4.880% due 11/01/24 "	10,131,252	10,542,222
5.290% due 12/01/27 "	6,574,440	6,879,954
Soundview Home Equity Loan Trust
0.374% due 11/25/36 ~ " §	438,668	236,403
0.394% due 06/25/37 " §	1,615,857	1,293,579
Specialty Underwriting & Residential Finance
0.359% due 11/25/37 " §	35,784	34,591
0.374% due 01/25/38 " §	206,892	169,868
Structured Asset Investment Loan Trust
0.364% due 07/25/36 " §	73,999	67,131
Structured Asset Securities Corp
0.364% due 10/25/36 " §	856,524	782,568
0.424% due 04/25/36 " §	644,957	636,493
4.900% due 04/25/35 " §	2,797,333	1,658,043
Truman Capital Mortgage Loan Trust
0.654% due 01/25/34 ~ " §	59,824	59,011
USAA Auto Owner Trust
4.160% due 04/16/12 "	800,000	815,497
Wells Fargo Home Equity Trust
0.544% due 10/25/35 " §	261,863	247,449

Total Asset-Backed Securities (Cost $192,388,737)		172,486,638

U.S. GOVERNMENT AGENCY ISSUES - 0.4%

Freddie Mac
0.888% due 02/01/11 ‡ §	4,995,000	4,987,942
1.268% due 04/01/11 §	40,000	40,135
5.000% due 12/14/18	6,500,000	6,182,508
Small Business Administration
4.504% due 02/01/14	3,716,182	3,796,698

Total U.S. Government Agency Issues (Cost $14,551,104)		15,007,283

U.S. TREASURY OBLIGATIONS - 98.9%

U.S. Treasury Inflation Protected Securities - 98.8%

1.250% due 04/15/14 ^	35,262,850	35,406,088
1.375% due 07/15/18 ^	395,516	383,527
1.625% due 01/15/15 ^	253,156,088	251,484,621
1.625% due 01/15/18 ^	2,544,450	2,517,415
1.750% due 01/15/28 ^	16,488,036	15,560,584
1.875% due 07/15/13 ^	65,012,080	66,657,666
1.875% due 07/15/15 ^	353,127,519	354,021,311
2.000% due 01/15/14 ^	186,295,540	189,598,446
2.000% due 07/15/14 ^	198,072,633	202,326,433
2.000% due 01/15/16 ^	293,387,041	292,435,296
2.000% due 01/15/26 ^	259,119,177	252,095,566
2.125% due 01/15/19 ^	43,498,656	44,885,176
2.375% due 04/15/11 ^	2,363,328	2,434,228
2.375% due 01/15/17 ^	148,922,114	155,297,767
2.375% due 01/15/25 ^	267,534,692	270,946,544
2.375% due 01/15/27 ^	179,636,969	185,811,990
2.500% due 07/15/16 ^	208,881,837	215,399,031
2.500% due 01/15/29 ^	1,390,368	1,475,094
2.625% due 07/15/17 ^	15,020,334	15,991,969
3.000% due 07/15/12 ^	398,737,420	421,948,486
3.500% due 01/15/11 ^	373,055,400	388,427,805
3.625% due 04/15/28 ^	147,690,385	179,660,979
3.875% due 04/15/29 ^	264,583,704	334,059,326

		3,878,825,348

U.S. Treasury Notes - 0.1%

0.875% due 04/30/11 ‡	4,627,000	4,615,076

Total U.S. Treasury Obligations (Cost $3,798,795,340)		3,883,440,424

FOREIGN GOVERNMENT BONDS & NOTES - 2.8%

Export-Import Bank of Korea (South Korea)
1.386% due 10/04/11 ~ §	4,400,000	4,411,506
Japanese Government CPI Linked Bond (Japan)
0.800% due 12/10/15 ^	JPY 181,440,000	1,660,567
1.100% due 12/10/16 ^	3,891,640,000	35,679,029
1.200% due 06/10/17 ^	4,680,930,000	42,551,639

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Principal
	Amount	Value
1.200% due 12/10/17 ^	JPY 2,409,600,000	$21,797,181
1.400% due 06/10/18 ^	349,650,000	3,172,061

Total Foreign Government Bonds & Notes (Cost $104,250,529)		109,271,983

MUNICIPAL BONDS - 0.6%

City of Chicago IL ‘A’
4.750% due 01/01/36 ~ § ♦	$600,000	541,980
Buckeye Tobacco Settlement Financing Authority OH ‘A2’
5.750% due 06/01/34	650,000	418,788
5.875% due 06/01/47	100,000	56,575
6.000% due 06/01/42	2,100,000	1,249,038
California County Tobacco Securitization Agency
5.625% due 06/01/23	435,000	398,612
Golden State Tobacco Securitization Corp CA ‘A1’
5.125% due 06/01/47	300,000	162,381
5.750% due 06/01/47	200,000	120,150
Los Angeles CA Department of Water & Power
5.000% due 07/01/37	3,100,000	2,947,759
Texas State Transportation Commission Mobility Fund
4.750% due 04/01/37	12,000,000	11,430,600
Tobacco Settlement Authority IA ‘B’
5.300% due 06/01/25	615,000	656,500
Tobacco Settlement Finance Authority of WV ‘A’
7.467% due 06/01/47	4,425,000	2,973,158
University of California ‘D’
5.000% due 05/15/41	3,200,000	3,015,424
University of California ‘L’
5.000% due 05/15/36	1,900,000	1,823,962

Total Municipal Bonds (Cost $29,735,203)		25,794,927

SHORT-TERM INVESTMENTS - 18.6%

U.S. Government Agency Issues - 3.3%

Federal Home Loan Bank
0.097% due 07/01/09	103,800,000	103,800,000
Freddie Mac
0.150% due 08/18/09	25,000,000	24,995,000

		128,795,000

U.S. Treasury Bills - 0.1%

0.065% due 07/09/09 ‡	1,650,000	1,649,969
0.104% due 07/16/09 ‡	680,000	679,973
0.112% due 07/23/09 ‡	2,120,000	2,119,858
0.114% due 07/02/09 ‡	230,000	230,000
0.151% due 07/30/09 ‡	550,000	549,933

		5,229,733

Repurchase Agreements - 15.2%

Barclays PLC 0.100% due 07/01/09 (Dated 06/30/09, repurchase price of $148,400,412; collateralized by Freddie Mac: 0.926% due 05/04/11 and market value $152,355,412)	148,400,000	148,400,000
Fixed Income Clearing Corp 0.010% due 07/01/09 (Dated 06/30/09, repurchase price of $57,445,016; collateralized by Federal Home Loan Bank: 0.800% due 04/30/10 and market value $58,593,906)	57,445,000	57,445,000
The Goldman Sachs Group Inc 0.050% due 07/01/09 (Dated 06/30/09, repurchase price of $393,000,546; collateralized by Fannie Mae: 4.000% - 5.500% due 12/01/19 - 04/01/38 and market value $440,307,048)	393,000,000	393,000,000

		598,845,000

Total Short-Term Investments (Cost $732,869,694)		732,869,733

TOTAL INVESTMENTS - 167.9% (Cost $6,714,445,309)		6,593,914,238

TOTAL SECURITIES SOLD SHORT — (1.8%) (See Note (f) to Notes to Schedule of Investments) (Proceeds $68,127,781)		(68,685,566)

OTHER ASSETS & LIABILITIES, NET — (66.1%)		(2,597,507,625)

NET ASSETS - 100.0%		$3,927,721,047

Notes to Schedule of Investments
(a)	As of June 30, 2009, the portfolio was diversified as a percentage of net assets as follows:

U.S. Treasury Obligations	98.9%
Corporate Bonds & Notes	21.1%
Mortgage-Backed Securities	20.3%
Short-Term Investments	18.6%
Asset-Backed Securities	4.4%
Foreign Government Bonds & Notes	2.8%
Senior Loan Notes	0.7%
Municipal Bonds	0.6%
U.S. Government Agency Issues	0.4%
Equity Securities	0.1%

167.9%
Securities sold short	(1.8%)
Other Assets & Liabilities, Net	(66.1%)

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

(b)	As of June 30, 2009, the portfolio’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

AAA / U.S. Government & Agency Issues	77.4%
A-1 (Short-Term Debt only)	9.1%
AA	2.8%
A	3.4%
BBB	4.1%
BB	0.5%
B	0.3%
CCC	0.4%
C	0.2%
Not Rated	1.8%

100.0%

(c)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(d)	Securities with a total aggregate market value of $3,261,390 or 0.1% of the net assets were in default as of June 30, 2009.

(e)	1.1% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(f)	Securities sold short outstanding as of June 30, 2009 were as follows:

	Principal
Description	Amount	Value

Fannie Mae
5.500% due 07/13/39	$31,500,000	$32,518,836
6.000% due 07/16/24	8,100,000	8,574,611
6.000% due 07/13/39	26,400,000	27,592,119

Total Securities sold short (Proceeds $68,127,781)		$68,685,566

(g)	Forward foreign currency contracts outstanding as of June 30, 2009 were as follows:

Contracts		Principal		Unrealized
to Buy or		Amount Covered by		Appreciation
to Sell	Currency	Contracts	Expiration	(Depreciation)

Buy	AUD	10,261,000	07/09	$189,957
Sell	AUD	2,000,000	07/09	1,611
Sell	AUD	9,522,729	07/09	(84,644)
Buy	BRL	2,486,984	08/09	126,109
Buy	CAD	209,000	08/09	(11,131)
Sell	CHF	4,139,000	07/09	69,684
Sell	CHF	4,139,000	10/09	17,912
Buy	CNY	77,267,000	07/09	(646,693)
Sell	CNY	38,742,159	07/09	10,609
Sell	CNY	38,524,841	07/09	(2,566)
Buy	CNY	48,591,923	09/09	25,353
Buy	CNY	117,758,850	09/09	(195,872)
Sell	CNY	14,179,601	09/09	(48,326)
Buy	CNY	75,311,770	03/10	(37,309)
Sell	EUR	6,104,000	07/09	(46,030)
Sell	GBP	6,980,000	07/09	(683,843)
Sell	GBP	6,980,000	08/09	47,807
Sell	JPY	9,732,722,000	07/09	(113,724)
Sell	JPY	9,732,722,000	08/09	472
Buy	MXN	1,261,592	11/09	8,562
Sell	MYR	375,974	08/09	(681)
Buy	SGD	3,211,008	07/09	(3,830)
Sell	SGD	3,211,008	07/09	(64,164)

				($1,440,737)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

(h)	Open Futures contracts outstanding as of June 30, 2009 were as follows:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

Eurodollar (12/09)	280	$280,000,000	($1,468)
Eurodollar (09/10)	1	1,000,000	1,395
3-Month Euribor (06/10)	180	EUR 180,000,000	87,225
3-Month Euribor (09/10)	180	180,000,000	26,759
3-Month Euribor (12/10)	16	16,000,000	(7,912)
United Kingdom 90-Day LIBOR Sterling Interest Rate (06/10)	314	GBP 157,000,000	(140,145)

			($34,146)

(i)	Transactions in written options for the period ended June 30, 2009 were as follows:

	Number of	Notional Amount
	Contracts	in $	Premium

Outstanding, December 31, 2008	277	236,880,000	$5,443,815
Call Options Written	2,833	182,400,000	2,773,803
Put Options Written	4,324	801,200,000	7,328,235
Call Options Repurchased	(1,643)	(191,800,000)	(3,860,718)
Put Options Repurchased	(2,173)	(399,880,000)	(2,463,648)

Outstanding, June 30, 2009	3,618	628,800,000	$9,221,487

(j)	Premiums received and value of written options outstanding as of June 30, 2009 were as follows:
Interest Rate Swaptions

	Pay/Receive
	Floating Rate
	Based on 3-Month	Exercise	Expiration		Notional
Description	USD-LIBOR	Rate	Date	Counterparty	Amount	Premium	Value

Put — OTC 2-Year Interest Rate Swap	Pay	1.750%	08/21/09	MER	$70,200,000	$143,910	$262,618
Put — OTC 7-Year Interest Rate Swap	Pay	4.250%	08/21/09	BRC	24,000,000	121,200	124,152
Put — OTC 7-Year Interest Rate Swap	Pay	4.250%	08/21/09	RBS	19,100,000	171,988	98,804
Put — OTC 5-Year Interest Rate Swap	Pay	3.420%	11/23/09	BNP	35,100,000	989,820	616,636
Call — OTC 5-Year Interest Rate Swap	Receive	3.420%	11/23/09	BNP	35,100,000	491,400	850,368
Put — OTC 5-Year Interest Rate Swap	Pay	3.420%	11/23/09	BRC	34,100,000	784,300	599,069
Call — OTC 5-Year Interest Rate Swap	Receive	3.420%	11/23/09	BRC	34,100,000	593,340	826,141
Put — OTC 5-Year Interest Rate Swap	Pay	3.420%	11/23/09	RBS	43,700,000	1,031,320	767,721
Call — OTC 5-Year Interest Rate Swap	Receive	3.420%	11/23/09	RBS	43,700,000	699,200	1,058,720
Put — OTC 2-Year Interest Rate Swap	Pay	2.950%	12/15/09	CIT	189,700,000	649,723	451,107
Put — OTC 7-Year Interest Rate Swap	Pay	5.365%	09/20/10	GSC	25,000,000	803,750	415,900
Put — OTC 7-Year Interest Rate Swap	Pay	5.365%	09/20/10	RBS	75,000,000	1,206,125	1,247,700

						$7,686,076	$7,318,936

Options on Exchange-Traded Futures Contracts

	Exercise	Expiration		Number of
Description	Price	Date	Counterparty	Contracts	Premium	Value

Put — CBOT 10-Year U.S. Treasury Note Futures (09/09)	$110.00	08/21/09	CIT	823	$543,428	$180,031
Put — CBOT 10-Year U.S. Treasury Note Futures (09/09)	110.00	08/21/09	CSF	353	280,570	77,219
Put — CBOT 10-Year U.S. Treasury Note Futures (09/09)	110.00	08/21/09	MER	14	6,528	3,063
Call — CBOT 10-Year U.S. Treasury Note Futures (09/09)	120.00	08/21/09	CIT	823	306,264	347,203
Call — CBOT 10-Year U.S. Treasury Note Futures (09/09)	120.00	08/21/09	CSF	353	120,461	148,922
Call — CBOT 10-Year U.S. Treasury Note Futures (09/09)	120.00	08/21/09	MER	14	4,777	5,906
Put — CME Eurodollar Futures (09/09)	98.50	09/14/09	CIT	785	190,928	34,344
Put — CME Eurodollar Futures (09/09)	98.63	09/14/09	CIT	268	52,624	13,400
Put — CME Eurodollar Futures (09/09)	98.63	09/14/09	GSC	185	29,831	9,250

					$1,535,411	$819,338

Total Written Options					$9,221,487	$8,138,274

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

(k)	Swap agreements outstanding as of June 30, 2009 were as follows:
Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection (1)

							Upfront
	Fixed Deal			Implied Credit			Premiums	Unrealized
	Pay	Expiration	Counter-	Spread at	Notional	Market	Paid/	Appreciation
Referenced Obligation	Rate	Date	party	06/30/09 (3)	Amount (4)	Value (5)	(Received)	(Depreciation)

FirstEnergy Corp 6.450% due 11/15/11	(0.500%)	12/20/11	RBS	1.651%	$3,000,000	$82,148	$—	$82,148
RR Donnelly & Sons 5.625% due 01/15/12	(4.030%)	03/20/12	CIT	3.401%	6,000,000	(102,945)	—	(102,945)
Falconbridge Ltd 7.350% due 06/05/12	(0.910%)	06/20/12	BOA	2.560%	3,700,000	167,427	—	167,427
UST Inc 6.625% due 07/15/12	(0.340%)	09/20/12	BOA	0.257%	8,900,000	(24,396)	—	(24,396)
AutoZone Inc 5.875% due 10/15/12	(0.620%)	12/20/12	BOA	0.600%	2,000,000	(1,758)	—	(1,758)
Starwoods Hotel & Resorts Worldwide Inc 6.250% due 02/15/13	(2.370%)	03/20/13	BOA	3.656%	3,000,000	124,268	—	124,268
Macy’s Retail Holdings Inc 5.875% due 01/15/13	(2.430%)	03/20/13	BOA	3.943%	2,000,000	96,205	—	96,205
Rexam PLC 6.750% due 06/01/13	(1.450%)	06/20/13	BRC	2.080%	4,200,000	94,224	—	94,224
Embarq Corp 7.082% due 06/01/16	(2.140%)	06/20/13	MSC	0.971%	5,000,000	(223,047)	—	(223,047)
H.J. Heinz Co 5.350% due 07/15/13	(0.580%)	09/20/13	CIT	0.445%	5,000,000	(28,066)	—	(28,066)
Cadbury Schweppes UC Finance LLC 5.125% due 10/01/13	(0.460%)	12/20/13	BOA	0.326%	6,200,000	(36,568)	—	(36,568)
Tyco International Group SA 6.000% due 11/15/13	(0.750%)	12/20/13	BOA	1.265%	2,000,000	42,197	—	42,197
International Lease Finance Corp 6.625% due 11/15/13	(1.600%)	12/20/13	DUB	9.152%	3,200,000	734,698	—	734,698
EchoStar Distribution Corp 6.625% due 10/01/14	(3.650%)	12/20/13	BOA	3.532%	3,800,000	(21,975)	—	(21,975)
EchoStar Distribution Corp 6.625% due 10/01/14	(3.650%)	12/20/13	CIT	3.532%	4,100,000	(23,710)	—	(23,710)
EchoStar Distribution Corp 6.625% due 10/01/14	(3.650%)	12/20/13	MER	3.532%	1,100,000	(6,361)	—	(6,361)
Autozone Inc 6.500% due 01/15/14	(1.070%)	03/20/14	BOA	0.600%	5,000,000	(105,704)	—	(105,704)
Liberty Mutual Group 5.750% due 03/15/14	(1.390%)	03/20/14	BOA	3.654%	3,600,000	320,373	—	320,373
Spectra Energy Corp 5.668% due 08/15/14	(0.830%)	09/20/14	BOA	0.601%	5,200,000	(59,132)	—	(59,132)
The Black & Decker Corp 4.750% due 11/01/14	(1.180%)	12/20/14	BRC	1.560%	3,000,000	53,969	—	53,969
American Electric Power Co Inc 5.250% due 06/01/15	(0.470%)	06/20/15	MSC	0.610%	2,700,000	20,241	—	20,241
Exelon Corp 4.900% due 06/15/15	(0.960%)	06/20/15	CIT	2.180%	6,000,000	368,490	—	368,490
Marsh & McLennan Cos Inc 5.750% due 09/15/15	(0.600%)	09/20/15	DUB	0.559%	3,000,000	(7,414)	—	(7,414)
Marsh & McLennan Cos Inc 5.750% due 09/15/15	(0.830%)	09/20/15	BOA	0.559%	3,000,000	(46,813)	—	(46,813)
Simon Property Group LP 5.750% due 12/01/15	(1.010%)	12/20/15	RBS	2.229%	2,700,000	175,290	—	175,290
The Home Depot Inc 5.400% due 03/01/16	(1.565%)	03/20/16	DUB	0.907%	1,250,000	(49,351)	—	(49,351)
AutoZone Inc 6.950% due 06/15/16	(0.870%)	06/20/16	BOA	0.576%	5,000,000	(92,688)	—	(92,688)
Omincom Group Inc 5.900% due 04/15/16	(0.940%)	06/20/16	CIT	0.798%	1,250,000	(11,284)	—	(11,284)
The Western Union Co 5.930% due 10/01/16	(0.795%)	12/20/16	BOA	0.635%	8,000,000	(86,425)	—	(86,425)
Masco Corp 6.125% due 10/03/16	(1.910%)	12/20/16	CIT	3.053%	5,300,000	337,575	—	337,575
Macy’s Retail Holdings Inc 5.900% due 12/01/16	(2.111%)	12/20/16	RBS	3.468%	2,000,000	147,638	—	147,638
Southwest Airlines Co 5.125% due 03/01/17	(1.320%)	03/20/17	BOA	1.822%	3,000,000	92,294	—	92,294
Cardinal Health Inc 6.000% due 06/15/17	(0.590%)	06/20/17	DUB	0.507%	1,000,000	(6,008)	—	(6,008)
Rohm & Haas Co 6.000% due 09/15/17	(1.850%)	09/20/17	CSF	0.754%	5,000,000	(387,260)	—	(387,260)
Macy’s Retail Holdings Inc 7.450% due 07/15/17	(2.110%)	09/20/17	DUB	3.390%	1,000,000	74,322	—	74,322
Limited Brands Inc 6.900% due 07/15/17	(3.113%)	09/20/17	MSC	2.411%	1,000,000	(45,086)	—	(45,086)
Nucor Corp 5.750% due 12/01/17	(0.486%)	12/20/17	CSF	0.559%	2,000,000	10,292	—	10,292
Viacom Inc 6.125% due 10/05/17	(1.110%)	12/20/17	BOA	1.467%	2,000,000	48,265	—	48,265
Motorola Inc 6.000% due 11/15/17	(2.600%)	12/20/17	DUB	2.225%	2,000,000	(50,303)	—	(50,303)
Nordstrom Inc 6.250% due 01/15/18	(0.975%)	03/20/18	DUB	1.958%	5,000,000	328,699	—	328,699
Nordstrom Inc 6.250% due 01/15/18	(0.990%)	03/20/18	BOA	1.958%	1,500,000	97,090	—	97,090
Pactiv Corp 6.400% due 01/15/18	(1.170%)	03/20/18	BOA	0.792%	1,500,000	(42,042)	—	(42,042)
Health Care Properties Inc 6.700% due 01/30/18	(2.910%)	03/20/18	GSC	3.352%	3,000,000	78,485	—	78,485
Con-Way Inc 7.250% due 01/15/18	(3.800%)	03/20/18	UBS	2.032%	7,000,000	(838,374)	—	(838,374)
Baxter International Inc 5.375% due 06/01/18	(0.310%)	06/20/18	BOA	0.264%	4,700,000	(17,441)	—	(17,441)
Sempra Energy 6.150% due 06/15/18	(0.670%)	06/20/18	DUB	0.975%	2,000,000	44,948	—	44,948
Genworth Financial Inc 6.515% due 05/22/18	(0.830%)	06/20/18	BRC	8.437%	4,000,000	1,500,510	—	1,500,510

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Fixed Deal			Implied Credit			Premiums	Unrealized
	Pay	Expiration	Counter-	Spread at	Notional	Market	Paid/	Appreciation
Referenced Obligation	Rate	Date	party	06/30/09 (3)	Amount (4)	Value (5)	(Received)	(Depreciation)

Genworth Financial Inc 6.515% due 05/22/18	(0.960%)	06/20/18	BRC	8.437%	$100,000	$36,872	$—	$36,872
Genworth Financial Inc 6.515% due 05/22/18	(0.980%)	06/20/18	DUB	8.437%	600,000	220,605	—	220,605
Prologis REIT 6.625% due 05/15/18	(1.320%)	06/20/18	MSC	4.347%	5,400,000	954,182	—	954,182
Starwood Hotels & Resorts Worldwide Inc 6.750% due 05/15/18	(1.490%)	06/20/18	BOA	3.120%	3,900,000	399,864	—	399,864
Telecom Italia Capital Co 6.999% due 06/04/18	(1.550%)	06/20/18	GSC	1.967%	3,300,000	94,317	—	94,317
Autozone Inc 7.125% due 08/01/18	(1.090%)	09/20/18	GSC	0.557%	5,000,000	(208,982)	—	(208,982)
Alcoa Inc 6.750% due 07/15/18	(1.290%)	09/20/18	BOA	3.589%	5,000,000	710,842	—	710,842
Tyco International Finance Co 7.000% due 12/15/19	(1.120%)	12/20/19	BOA	1.119%	4,000,000	(1,579)	—	(1,579)

						$4,931,618	$—	$4,931,618

Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection (2)

							Upfront
	Fixed Deal			Implied Credit			Premiums
	Receive	Expiration	Counter-	Spread at	Notional	Market	Paid/	Unrealized
Referenced Obligation	Rate	Date	party	06/30/09 (3)	Amount (4)	Value (5)	(Received)	Depreciation

General Electric Capital Corp 6.000% due 06/15/12	0.850%	12/20/09	BOA	3.722%	$2,900,000	($38,896)	$—	($38,896)
General Electric Capital Corp 6.000% due 06/15/12	1.020%	09/20/10	BRC	3.876%	1,800,000	(60,544)	—	(60,544)
General Electric Capital Corp 6.000% due 06/15/12	0.935%	12/20/10	BRC	3.987%	3,000,000	(128,787)	—	(128,787)
General Electric Capital Corp 6.000% due 06/15/12	1.120%	12/20/10	CIT	3.987%	1,000,000	(40,260)	—	(40,260)
General Motors Acceptance Corp LLC 6.875% due 08/28/12	3.400%	06/20/11	GSC	10.115%	700,000	(80,459)	—	(80,459)
Ford Motor Credit Co LLC 7.000% due 10/01/13	3.800%	09/20/12	BRC	9.285%	2,000,000	(286,172)	—	(286,172)
Ford Motor Credit Co LLC 7.000% due 10/01/13	3.800%	09/20/12	MSC	9.285%	3,200,000	(457,876)	—	(457,876)
Henkel AG & Co 4.250% due 06/10/13	0.430%	03/20/13	DUB	0.671%	EUR 5,000,000	(59,108)	—	(59,108)
American International Group Inc 6.250% due 05/01/36	1.975%	03/20/13	RBS	14.859%	$8,800,000	(2,823,543)	—	(2,823,543)
General Electric Capital Corp 5.625% due 09/15/17	3.725%	12/20/13	CIT	4.175%	37,100,000	(582,274)	—	(582,274)
CIT Group Inc 5.650% due 02/13/17	5.000%	12/20/13	BRC	16.589%	1,900,000	(543,445)	(456,000)	(87,445)
CIT Group Inc 5.650% due 02/13/17	5.000%	12/20/13	CIT	16.589%	6,800,000	(1,944,960)	(1,496,000)	(448,960)
CIT Group Inc 5.650% due 02/13/17	5.000%	12/20/13	MER	16.589%	2,700,000	(772,264)	(621,000)	(151,264)

						($7,818,588)	($2,573,000)	($5,245,588)

Credit Default Swaps on Credit Indices — Buy Protection (1)

						Upfront
	Fixed Deal					Premiums
	Pay	Expiration	Counter-	Notional	Market	Paid/	Unrealized
Referenced Obligation	Rate	Date	party	Amount (4)	Value (5)	(Received)	Depreciation

Dow Jones CDX NA IG9 Index ж	(0.600%)	12/20/12	MER	$9,174,400	$372,796	$571,273	($198,477)
Dow Jones CDX NA IG12 Index ж	(1.000%)	06/20/14	GSC	120,900,000	1,706,874	3,301,326	(1,594,452)
Dow Jones CDX NA IG12 Index ж	(1.000%)	06/20/14	DUB	55,300,000	780,729	2,288,864	(1,508,135)
Dow Jones CDX NA IG12 Index ж	(1.000%)	06/20/14	MSC	36,100,000	509,662	1,355,486	(845,824)

					$3,370,061	$7,516,949	($4,146,888)

Total Credit Default Swaps (6)					$483,091	$4,943,949	($4,460,858)

(1)	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

(3)	Implied credit spreads, represented in the absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as " Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)	The maximum potential amount the portfolio could be required to make as a seller of credit protection or receive as a buyer of protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	The aggregate fair value of credit default swaps in a net liability as of June 30, 2009 was $11,917,188.
Interest Rate Swaps

							Upfront
							Premiums	Unrealized
	Counter-	Pay/Receive	Fixed	Expiration	Notional	Market	Paid/	Appreciation
Floating Rate Index	party	Floating Rate	Rate	Date	Amount	Value	(Received)	(Depreciation)

6-Month GBP-LIBOR	DUB	Pay	6.000%	03/20/10	GBP147,700,000	$10,203,345	$2,520,527	$7,682,818
France CPI Excluding Tobacco ж	BNP	Pay	2.103%	09/14/10	EUR 10,000,000	484,953	—	484,953
France CPI Excluding Tobacco	BNP	Pay	2.090%	10/15/10	5,300,000	256,039	(14,359)	270,398
France CPI Excluding Tobacco	BRC	Pay	2.103%	10/15/10	1,100,000	61,613	—	61,613
France CPI Excluding Tobacco	UBS	Pay	2.146%	10/15/10	3,800,000	218,345	12,131	206,214
France CPI Excluding Tobacco	BNP	Pay	2.040%	02/21/11	10,200,000	431,244	—	431,244
6-Month EUR-LIBOR	GSC	Pay	4.500%	03/18/11	10,600,000	803,996	(22,326)	826,322
France CPI Excluding Tobacco	JPM	Pay	2.028%	10/15/11	7,400,000	288,027	—	288,027
France CPI Excluding Tobacco	UBS	Pay	2.095%	10/15/11	15,100,000	665,443	—	665,443
France CPI Excluding Tobacco	BNP	Pay	1.988%	12/15/11	15,600,000	380,642	—	380,642
BRL-CDI-Compounded	MSC	Pay	10.115%	01/02/12	BRL 21,000,000	(463,191)	(199,482)	(263,709)
BRL-CDI-Compounded	UBS	Pay	10.575%	01/02/12	76,600,000	(1,028,207)	(19,121)	(1,009,086)
BRL-CDI-Compounded	BRC	Pay	10.680%	01/02/12	92,500,000	(1,085,461)	(1,406,005)	320,544
BRL-CDI-Compounded	HSB	Pay	14.765%	01/02/12	11,400,000	429,626	75,268	354,358
BRL-CDI-Compounded	MER	Pay	14.765%	01/02/12	11,900,000	448,469	55,086	393,383
France CPI Excluding Tobacco	RBS	Pay	1.950%	03/30/12	EUR 2,000,000	33,552	—	33,552
3-Month USD-LIBOR	JPM	Pay	4.000%	12/16/14	$19,600,000	597,557	154,840	442,717
3-Month USD-LIBOR	RBS	Pay	4.000%	12/16/14	105,000,000	3,201,199	122,617	3,078,582
France CPI Excluding Tobacco ж	BRC	Pay	2.138%	01/19/16	EUR 1,800,000	10,761	—	10,761
France CPI Excluding Tobacco ж	BNP	Pay	2.150%	01/19/16	15,000,000	95,100	8,885	86,215
3-Month USD-LIBOR	DUB	Pay	3.500%	06/24/16	$900,000	5,858	—	5,858
France CPI Excluding Tobacco	UBS	Receive	2.275%	10/15/16	EUR 7,500,000	78,563	—	78,563
France CPI Excluding Tobacco	UBS	Pay	2.350%	10/15/16	7,500,000	(239,470)	—	(239,470)
France CPI Excluding Tobacco	JPM	Pay	2.353%	10/15/16	7,100,000	(231,755)	—	(231,755)
United Kingdom RPI Index ж	BRC	Pay	3.100%	11/14/16	GBP10,000,000	268,322	—	268,322
United Kingdom RPI Index	BRC	Pay	3.250%	12/14/17	10,200,000	468,289	40,483	427,806
United Kingdom RPI Index	RBS	Pay	3.183%	12/19/17	18,700,000	532,840	18,431	514,409
United Kingdom RPI Index	RBS	Pay	3.440%	09/10/27	4,700,000	(193,009)	—	(193,009)

Total Interest Rate Swaps						$16,722,690	$1,346,975	$15,375,715

Total Swap Agreements						$17,205,781	$6,290,924	$10,914,857

(l)	As of June 30, 2009, securities with total aggregate market values of $3,567,782, $8,433,899, and $819,945 were fully or partially segregated with broker(s)/custodian as collateral for open futures contracts, swap contracts and delayed delivery securities, respectively. In addition, $4,000,000 and $990,000 in cash was segregated as collateral for swap contracts and delayed delivery securities, respectively.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.0%

Financials - 0.0%

DG Funding Trust ~ ж	60	$519,000

Total Preferred Stocks (Cost $643,181)		519,000

CONVERTIBLE PREFERRED STOCKS - 1.0%

Financials - 1.0%

American International Group Inc 8.500%	395,100	3,761,352
Wells Fargo & Co 7.500%	50,000	39,248,500

		43,009,852

Total Convertible Preferred Stocks (Cost $66,682,053)		43,009,852

	Principal
	Amount
CORPORATE BONDS & NOTES - 28.8%

Consumer Discretionary - 1.6%

Comcast Corp
7.050% due 03/15/33	$3,000,000	3,199,185
Cox Communications Inc
6.800% due 08/01/28	110,000	104,975
Daimler Finance North America LLC
5.750% due 09/08/11	8,000,000	8,168,320
6.500% due 11/15/13	6,500,000	6,616,181
General Motors Corp
8.375% due 07/05/33 ¤	EUR 7,400,000	1,240,548
Johnson Controls Inc
5.500% due 01/15/16	$5,000,000	4,643,625
Macy’s Retail Holdings Inc
5.900% due 12/01/16 †	5,000,000	4,079,210
Marks & Spencer PLC (United Kingdom)
6.250% due 12/01/17 † ~	10,000,000	8,788,340
Target Corp
6.000% due 01/15/18 †	5,000,000	5,309,990
The Black & Decker Corp
4.750% due 11/01/14	6,000,000	5,499,822
The Home Depot Inc
5.400% due 03/01/16	5,000,000	4,998,920
Time Warner Inc
5.500% due 11/15/11	4,000,000	4,133,720
Viacom Inc
6.250% due 04/30/16	7,500,000	7,397,993
Yum! Brands Inc
6.250% due 03/15/18	7,500,000	7,729,665

		71,910,494

Consumer Staples - 1.4%

Kraft Foods Inc
6.125% due 02/01/18	20,300,000	21,023,533
6.500% due 08/11/17	5,000,000	5,274,435
6.875% due 02/01/38	2,600,000	2,755,571
Philip Morris International Inc
6.375% due 05/16/38	4,100,000	4,371,043
Reynolds American Inc
7.625% due 06/01/16	4,100,000	4,117,909
The Clorox Co
5.950% due 10/15/17 †	5,000,000	5,105,835
The Kroger Co
5.500% due 02/01/13	2,900,000	2,999,331
6.400% due 08/15/17	5,000,000	5,309,305
The Procter & Gamble Co
6.875% due 09/15/09	175,000	177,252
Wal-Mart Stores Inc
5.800% due 02/15/18	7,200,000	7,856,676
6.500% due 08/15/37	2,900,000	3,247,150

		62,238,040

Energy - 2.2%

Chesapeake Energy Corp
7.000% due 08/15/14 †	900,000	837,000
Enterprise Products Operating LLC
4.625% due 10/15/09	3,900,000	3,911,747
Gaz Capital SA (Russia)
5.875% due 06/01/15 ~	EUR 1,800,000	2,155,970
8.146% due 04/11/18 ~	$11,000,000	10,065,000
Nabors Industries Inc
6.150% due 02/15/18	6,000,000	5,769,204
NGPL PipeCo LLC
7.119% due 12/15/17 † ~	18,800,000	19,734,999
7.768% due 12/15/37 ~	8,100,000	8,866,835
PC Financial Partnership
5.000% due 11/15/14	3,000,000	2,989,368
Suncor Energy Inc (Canada)
6.100% due 06/01/18 †	36,800,000	37,053,442
The Williams Cos Inc
6.375% due 10/01/10 ~	4,600,000	4,600,883
7.500% due 01/15/31	945,000	833,665
Transocean Ltd (Cayman)
6.800% due 03/15/38 †	1,000,000	1,071,983

		97,890,096

Financials - 20.3%

Allstate Life Global Funding Trusts
5.375% due 04/30/13	12,018,000	12,441,394
American Express Bank FSB
5.500% due 04/16/13	17,800,000	17,488,927
American Express Centurion Bank
6.000% due 09/13/17	39,100,000	35,721,838
American Express Travel Related
Services Co Inc
0.520% due 06/01/11 §	1,600,000	1,419,846
American International Group Inc
5.375% due 10/18/11	6,900,000	4,973,886
5.850% due 01/16/18 †	22,500,000	11,920,298
BAC Capital Trust VII
5.250% due 08/10/35	GBP 3,350,000	3,003,718
Bank of America Corp
1.213% due 08/15/16 † §	$2,800,000	2,199,092
2.375% due 06/22/12	19,300,000	19,512,242
7.250% due 10/15/25	840,000	743,813
Barclays Bank PLC (United Kingdom)
5.450% due 09/12/12	23,200,000	24,213,214
10.179% due 06/12/21 ~ ж	19,520,000	20,862,175
CCCA LLC
7.900% due 10/15/12 ~	900,000	928,385
CIT Group Inc
1.306% due 11/03/10 §	5,200,000	3,879,808
4.750% due 12/15/10	2,000,000	1,570,514
5.000% due 05/13/14	EUR 7,500,000	5,734,186
5.800% due 07/28/11 †	$4,300,000	3,225,843
12.000% due 12/18/18 ~	2,300,000	1,081,476
CitiFinancial Inc
6.625% due 06/01/15	4,000,000	3,597,424
Citigroup Capital XVIII
6.829% due 06/28/67 §	GBP 16,286,000	14,066,680

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Principal
	Amount	Value
Citigroup Capital XXI
8.300% due 12/21/57 † §	$62,050,000	$48,462,787
Citigroup Inc
0.631% due 12/28/09 §	15,000,000	14,857,350
0.903% due 06/09/16 §	20,900,000	14,880,800
1.004% due 05/18/10 §	8,900,000	8,741,669
5.500% due 04/11/13	10,200,000	9,571,007
5.875% due 05/29/37	6,800,000	5,322,850
8.400% ±	5,400,000	4,057,129
CNA Financial Corp
5.850% due 12/15/14	9,000,000	7,237,854
Everest Reinsurance Holdings Inc
5.400% due 10/15/14	2,000,000	1,750,970
Ford Motor Credit Co LLC
7.000% due 10/01/13	200,000	161,001
7.250% due 10/25/11 †	5,064,000	4,382,563
9.750% due 09/15/10 †	2,100,000	2,012,126
General Electric Capital Corp
3.000% due 12/09/11	25,800,000	26,632,824
5.875% due 01/14/38	12,300,000	9,751,674
6.875% due 01/10/39	6,900,000	6,221,765
General Motors Acceptance Corp LLC
5.375% due 06/06/11	EUR 1,000,000	1,220,487
6.625% due 05/15/12	$8,600,000	7,007,443
7.000% due 02/01/12 †	10,500,000	8,720,638
7.250% due 03/02/11 †	2,000,000	1,815,480
Goldman Sachs Capital II
5.793% § ±	13,500,000	8,232,435
HSBC Holdings PLC (United Kingdom)
6.500% due 09/15/37	8,500,000	8,237,750
International Lease Finance Corp
1.531% due 01/15/10 §	4,580,000	4,255,796
1.933% due 07/06/10 §	EUR 2,000,000	2,475,766
5.300% due 05/01/12	$10,000,000	7,757,680
6.375% due 03/25/13	4,500,000	3,427,358
JPMorgan Chase & Co
6.000% due 01/15/18	3,300,000	3,283,649
7.900% † § ±	3,615,000	3,172,271
JPMorgan Chase Bank NA
0.959% due 06/13/16 §	1,000,000	816,579
KeyBank NA
2.906% due 06/02/10 §	11,300,000	10,973,317
Kimco Realty Corp
5.700% due 05/01/17	5,600,000	4,649,893
LeasePlan Corp NV (Netherlands)
3.125% due 02/10/12	EUR 10,900,000	15,510,225
Lehman Brothers Holdings Inc
5.625% due 01/24/13 ¤	$35,100,000	5,484,375
6.750% due 12/28/17 ¤	17,000,000	1,700
6.875% due 05/02/18 ¤	4,300,000	709,500
Marsh & McLennan Cos Inc
5.375% due 07/15/14	4,000,000	3,899,940
5.750% due 09/15/15	5,000,000	4,771,650
Merrill Lynch & Co Inc
0.893% due 09/09/09 §	2,300,000	2,299,319
1.534% due 02/08/10 §	EUR 2,200,000	2,987,982
6.050% due 08/15/12	$500,000	501,812
6.875% due 04/25/18	26,100,000	24,195,692
Metropolitan Life Global Funding I
5.125% due 04/10/13 ~	9,700,000	9,877,374
Morgan Stanley
0.550% due 04/19/12 §	6,900,000	6,180,530
5.300% due 03/01/13 †	354,000	358,968
National Australia Bank Ltd (Australia)
5.350% due 06/12/13 ~	6,700,000	6,909,074
National Westminster Bank PLC (United Kingdom)
7.375% due 10/01/09	530,000	524,251
New York Life Global Funding
4.650% due 05/09/13 ~	1,510,000	1,533,482
Nykredit Realkredit AS (Denmark)
5.000% due 10/01/38 §	DKK 67,000,832	11,843,292
Principal Life Income Funding Trusts
5.300% due 04/24/13	$3,800,000	3,795,790
Prudential Financial Inc
6.100% due 06/15/17	5,000,000	4,764,075
Realkredit Danmark AS (Denmark)
4.100% due 01/01/38 §	DKK 148,178,860	25,903,980
4.100% due 10/01/38 §	32,154,805	5,739,279
Santander Perpetual SA Unipersonal (Spain)
6.671% ~ § ±	$9,100,000	6,743,828
SLM Corp
1.252% due 07/26/10 §	2,300,000	2,088,142
4.875% due 12/17/12	GBP 2,015,000	2,469,728
SMFG Preferred Capital Ltd (Cayman)
6.164% due 01/29/49 ~ §	2,100,000	2,347,441
Societe Financement de l’Economie Francaise (France)
2.125% due 05/20/12	EUR 11,000,000	15,419,119
The Bear Stearns Cos LLC
0.974% due 05/18/10 §	$3,000,000	2,996,310
1.445% due 09/26/13 §	EUR 9,800,000	12,616,089
4.550% due 06/23/10	$1,500,000	1,531,204
6.400% due 10/02/17 †	19,100,000	19,164,214
6.950% due 08/10/12	36,735,000	39,964,668
7.250% due 02/01/18	13,000,000	13,723,749
The Goldman Sachs Group Inc
1.734% due 01/30/17 §	EUR 1,000,000	1,154,017
6.250% due 09/01/17	$37,000,000	36,666,519
6.750% due 10/01/37	16,700,000	14,872,269
The Royal Bank of Scotland Group PLC (United Kingdom)
1.320% due 04/08/11 ~ §	36,900,000	36,865,314
6.990% ~ § ±	3,000,000	1,471,833
7.640% § ±	16,000,000	6,487,104
TransCapitalInvest Ltd for OJSC AK Transneft (Ireland)
8.700% due 08/07/18 ~	2,800,000	2,699,130
UBS AG (Switzerland)
5.875% due 12/20/17	24,700,000	23,039,468
Wachovia Bank NA
0.959% due 03/15/16 §	9,300,000	7,353,631
1.396% due 11/03/14 §	21,500,000	17,867,274
5.000% due 08/15/15	6,000,000	5,662,884
Wachovia Corp
1.261% due 10/15/11 §	13,000,000	12,354,706
WEA Finance LLC
5.700% due 10/01/16 ~	7,500,000	6,502,485
Wells Fargo & Co
7.980% § ±	58,900,000	48,958,740
XL Capital Finance Europe PLC (United Kingdom)
6.500% due 01/15/12	5,000,000	4,659,545

		912,147,371

Health Care - 0.3%

UnitedHealth Group Inc
6.000% due 02/15/18	12,300,000	11,824,064
6.875% due 02/15/38	2,700,000	2,503,575

		14,327,639

Industrials - 0.4%

CSX Corp
5.600% due 05/01/17	5,000,000	4,876,945
Erac USA Finance Co
6.375% due 10/15/17 ~	5,000,000	4,521,545
Masco Corp
6.125% due 10/03/16 †	10,000,000	8,407,650

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Principal
	Amount	Value
United Air Lines Inc
9.210% due 01/21/17 ¤ ж	$324,463	$2,498
9.350% due 04/07/16 ¤ ж	80,730	18,467
9.560% due 10/19/18 ¤ ж	959,285	296,179
10.850% due 02/19/15 ¤ ж	789,288	244,679

		18,367,963

Information Technology - 0.1%

DISH DBS Corp
6.375% due 10/01/11	3,000,000	2,917,500

Materials - 0.5%

BHP Billiton Finance USA Ltd (Australia)
5.125% due 03/29/12 †	3,000,000	3,153,579
Nucor Corp
5.750% due 12/01/17	5,000,000	5,203,995
Rio Tinto Alcan Inc (Canada)
5.000% due 06/01/15	2,500,000	2,245,858
Rohm & Haas Co
6.000% due 09/15/17	10,000,000	8,954,620
Sealed Air Corp
5.625% due 07/15/13 ~	2,100,000	1,901,363
StatoilHydro ASA (Norway)
7.150% due 01/15/29	1,000,000	1,157,025
Vale Overseas Ltd (Cayman)
6.250% due 01/23/17 †	700,000	709,201

		23,325,641

Telecommunication Services - 1.9%

AT&T Inc
4.125% due 09/15/09	8,200,000	8,241,828
6.300% due 01/15/38	6,800,000	6,584,984
BellSouth Corp
5.200% due 09/15/14	9,100,000	9,487,624
British Telecommunications PLC (United Kingdom)
9.625% due 12/15/30	1,000,000	1,110,464
Qwest Capital Funding Inc
7.250% due 02/15/11 †	880,000	858,000
Qwest Corp
6.875% due 09/15/33 †	1,386,000	1,018,710
8.875% due 03/15/12	1,500,000	1,518,750
Sprint Capital Corp
8.750% due 03/15/32 †	5,000,000	4,050,000
Sprint Nextel Corp
6.000% due 12/01/16	10,000,000	8,225,000
Verizon CA Inc
6.700% due 09/01/09	5,000,000	5,037,890
Verizon Communications Inc
5.550% due 02/15/16	8,000,000	8,291,000
8.950% due 03/01/39	2,700,000	3,416,620
Verizon PA Inc
5.650% due 11/15/11	2,899,000	3,039,578
Verizon Wireless Capital LLC
3.316% due 05/20/11 ~ §	23,800,000	24,507,836

		85,388,284

Utilities - 0.1%

PSEG Power LLC
7.750% due 04/15/11 †	1,000,000	1,070,872
Teco Finance Inc
6.750% due 05/01/15	5,600,000	5,400,814

		6,471,686

Total Corporate Bonds & Notes (Cost $1,387,069,744)		1,294,984,714

SENIOR LOAN NOTES - 0.8%

Consumer Discretionary - 0.2%
Ford Motor Co Term B
3.594% due 12/16/13 §	9,153,815	6,657,112
Yell Term B (United Kingdom)
3.310% due 02/10/13 §	7,000,000	4,264,169

		10,921,281

Financials - 0.3%

Chrysler Financial Co LLC
4.320% due 08/03/12 §	15,720,000	14,639,250

Health Care - 0.1%

Biomet Inc Term B
3.580% due 03/25/15 §	1,935,226	1,813,505
HCA Inc Term B
2.848% due 11/18/13 §	2,634,843	2,384,533

		4,198,038

Industrials - 0.1%

CSC Holdings Inc
2.070% due 03/29/16 §	2,713,068	2,605,514

Materials - 0.0%

Georgia-Pacific Corp Term B
2.557% due 12/20/12 §	2,202,921	2,083,762

Utilities - 0.1%

NRG Energy Inc (Synthetic Letter of Credit)
0.498% due 02/01/13 §	315,863	297,952
NRG Energy Inc Term B
2.016% due 02/01/13 § ж	589,269	555,854
The AES Corp (Letter of Credit)
8.849% due 03/31/10 §	1,788,333	1,757,037

		2,610,843

Total Senior Loan Notes (Cost $43,030,573)		37,058,688

MORTGAGE-BACKED SECURITIES - 87.6%

Collateralized Mortgage Obligations — Commercial - 2.9%

Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/44 "	900,000	730,767
5.471% due 01/12/45 “ §	1,300,000	1,083,237
5.700% due 06/11/50 "	6,900,000	5,500,080
7.000% due 05/20/30 “ §	1,239,759	1,264,330
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/46 "	2,400,000	1,756,655
Credit Suisse Mortgage Capital Certificates
0.549% due 10/15/21 ~ “ § ж	22,541,862	14,573,170
5.467% due 09/15/39 "	35,300,000	24,808,847
5.846% due 03/15/39 “ §	400,000	287,115
CS First Boston Mortgage Securities Corp
6.380% due 12/18/35 "	4,351,766	4,463,890
GMAC Commercial Mortgage Securities Inc (IO)
1.418% due 05/15/35 “ § ж	1,770,856	54,702
Greenwich Capital Commercial Funding Corp
4.799% due 08/10/42 “ §	200,000	170,730
5.444% due 03/10/39 "	18,200,000	14,556,948
GS Mortgage Securities Corp II
5.993% due 08/10/45 “ §	2,400,000	1,820,488

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Principal
	Amount	Value
JPMorgan Chase Commercial Mortgage Securities Corp
5.935% due 02/12/49 " §	$5,660,000	$4,295,913
6.007% due 06/15/49 " §	3,500,000	2,991,068
LB-UBS Commercial Mortgage Trust
5.858% due 07/15/40 " §	20,890,000	15,224,833
5.866% due 09/15/45 " §	1,600,000	1,228,323
Lehman Large Loan (IO)
0.868% due 10/12/34 " § ж	2,392,039	30,024
Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/49 "	7,430,000	5,146,126
Merrill Lynch-Floating Rate Trust
0.859% due 07/09/21 " §	13,600,000	12,251,997
Morgan Stanley Capital I
5.731% due 07/12/44 " §	6,300,000	5,187,772
5.809% due 12/12/49 "	300,000	229,422
Mortgage Capital Funding Inc (IO)
1.988% due 11/20/27 " § ж	3,558	—
Wachovia Bank Commercial Mortgage Trust
5.342% due 12/15/43 "	16,200,000	10,701,477

		128,357,914

Collateralized Mortgage Obligations — Residential - 7.5%

Adjustable Rate Mortgage Trust
4.574% due 05/25/35 " §	2,309,551	2,008,560
5.152% due 09/25/35 " §	1,724,212	1,122,731
Banc of America Funding Corp
3.781% due 05/25/35 " §	11,033,935	9,384,294
4.585% due 02/20/36 " §	7,520,282	5,717,840
6.102% due 01/20/47 " §	910,651	485,053
Banc of America Funding Corp (IO)
4.536% due 01/25/36 " § ж	21,431,667	1,521,498
Banc of America Mortgage Securities Inc
5.000% due 05/25/34 "	4,019,034	3,945,183
BCAP LLC Trust
0.484% due 01/25/37 " §	5,812,909	2,220,959
Bear Stearns Adjustable Rate Mortgage Trust
2.500% due 08/25/35 " §	95,570	83,695
2.960% due 03/25/35 " §	13,011,856	11,258,821
4.532% due 08/25/33 " §	13,717,054	12,059,353
4.550% due 08/25/35 " §	3,264,198	2,883,589
4.625% due 10/25/35 " §	2,092,433	1,659,224
4.740% due 10/25/35 " §	5,589,663	5,392,678
4.965% due 01/25/35 " §	1,249,601	1,055,197
5.021% due 04/25/33 " §	42,054	37,688
5.172% due 02/25/34 " §	1,320,579	875,307
Bear Stearns Alt-A Trust
1.154% due 11/25/34 " §	1,707,192	270,544
5.362% due 05/25/35 " §	6,226,829	4,035,439
5.490% due 09/25/35 " §	9,810,513	5,330,827
5.673% due 11/25/36 " §	6,965,371	3,545,365
5.738% due 01/25/36 " §	6,369,483	3,188,124
Bear Stearns Structured Products Inc
5.644% due 01/26/36 " §	3,393,012	1,875,250
5.714% due 12/26/46 " §	2,395,594	1,459,357
Citigroup Mortgage Loan Trust Inc
4.248% due 08/25/35 " §	3,793,269	3,020,777
4.669% due 08/25/35 " §	3,717,154	1,501,185
4.900% due 10/25/35 " §	328,553	249,703
Countrywide Alternative Loan Trust
0.594% due 02/25/37 " §	407,325	185,559
Countrywide Alternative Loan Trust (IO)
4.686% due 05/25/35 " § ж	16,354,271	1,194,936
Countrywide Home Loan Mortgage
Pass-Through Trust
0.634% due 03/25/35 " §	3,316,463	1,513,947
0.654% due 06/25/35 ~ " §	14,176,576	10,303,259
4.543% due 08/25/34 " §	786,308	484,789
5.018% due 05/20/34 " §	4,839,593	3,329,447
5.250% due 02/20/36 " §	4,267,220	2,900,586
5.750% due 05/25/33 "	166,147	163,861
CS First Boston Mortgage Securities Corp
1.135% due 03/25/32 ~ " §	824,239	624,024
Downey Savings & Loan Association Mortgage Loan Trust
3.472% due 07/19/44 " §	2,797,057	1,545,168
Fannie Mae
0.374% due 07/25/37 " §	2,355,611	2,089,598
0.718% due 04/18/28 " §	346,205	341,494
0.768% due 10/18/30 " §	2,878	2,851
0.814% due 03/25/17 " §	137,924	136,463
5.000% due 07/25/19 - 03/25/21 "	303,607	310,587
5.500% due 03/25/28 "	6,218,860	6,427,529
6.500% due 10/25/42 "	2,800,997	2,985,437
First Horizon Alternative Mortgage Securities
3.572% due 06/25/34 " §	12,137,775	7,863,887
4.539% due 03/25/35 " §	2,416,050	1,310,667
First Horizon Asset Securities Inc
5.365% due 08/25/35 " §	596,601	454,109
Freddie Mac
0.669% due 12/15/29 " §	60,549	59,547
3.500% due 07/15/32 "	310,459	309,201
4.500% due 09/15/14 "	103,761	104,484
5.000% due 09/15/16 - 04/15/30 "	78,535,684	80,162,789
5.500% due 03/15/17 "	1,304,720	1,360,046
7.000% due 09/15/21 "	98,855	106,414
7.500% due 01/15/23 "	2,238,858	2,410,758
Freddie Mac Structured Pass-Through Securities
2.638% due 10/25/44 " §	4,309,141	4,243,035
2.838% due 07/25/44 " §	22,985,052	22,764,129
GMAC Mortgage Corp Loan Trust
5.500% due 09/25/34 "	3,104,306	3,113,537
Government National Mortgage Association
7.000% due 02/16/29 "	402,092	430,246
7.500% due 09/20/26 "	533,293	571,018
Greenpoint Mortgage Funding Trust
0.584% due 11/25/45 " §	131,985	62,923
Greenpoint Mortgage Pass-Through Certificates
4.826% due 10/25/33 " §	1,966,431	1,488,380
GSR Mortgage Loan Trust
4.469% due 09/25/35 " §	350,517	295,244
Harborview Mortgage Loan Trust
0.683% due 02/19/34 " §	96,030	74,435
5.234% due 07/19/35 " §	3,501,331	2,268,108
Imperial Savings Association
6.503% due 02/25/18 " §	3,425	3,421
IndyMac ARM Trust
3.708% due 01/25/32 " §	57,137	38,508
IndyMac Index Mortgage Loan Trust
4.976% due 12/25/34 " §	359,841	272,987
JPMorgan Mortgage Trust
5.012% due 02/25/35 " §	2,765,588	2,420,438
MASTR Alternative Loans Trust
0.714% due 03/25/36 " §	1,480,128	532,372
MASTR Asset Securitization Trust
5.500% due 09/25/33 "	233,525	222,447
Merrill Lynch Mortgage Investors Inc
0.524% due 02/25/36 " §	1,474,168	796,416
MLCC Mortgage Investors Inc
0.564% due 11/25/35 " §	342,701	236,784
1.314% due 10/25/35 " §	608,756	485,426
4.250% due 10/25/35 " §	2,784,232	2,229,185
4.561% due 12/25/34 " §	1,119,077	991,844
Provident Funding Mortgage Loan Trust
3.843% due 04/25/34 " §	24,327	21,547

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Principal
	Amount	Value
Residential Accredit Loans Inc
0.494% due 06/25/46 " §	$3,564,849	$1,374,253
0.524% due 04/25/46 " §	354,364	133,691
6.000% due 06/25/36 "	16,073,334	8,509,853
Residential Asset Securitization Trust
0.714% due 01/25/46 " §	3,361,631	1,541,004
5.500% due 01/25/34 "	2,506,369	2,401,284
Residential Asset Securitization Trust (IO)
4.636% due 11/25/35 " § ж	14,290,478	997,148
Residential Funding Mortgage Securities I Inc
5.202% due 09/25/35 " §	1,909,120	1,368,259
Sequoia Mortgage Trust
0.665% due 07/20/33 " §	2,521,072	2,026,042
Structured Adjustable Rate Mortgage Loan Trust
5.334% due 01/25/35 " §	1,482,526	997,196
5.516% due 08/25/35 " §	452,401	294,833
Structured Asset Mortgage Investments Inc
0.524% due 05/25/46 " §	2,644,982	1,070,681
0.534% due 05/25/36 " §	2,076,460	824,400
0.544% due 05/25/45 " §	710,867	320,026
0.563% due 07/19/35 " §	1,997,300	1,268,950
0.594% due 02/25/36 " §	2,741,608	1,262,278
0.733% due 10/19/33 " §	8,172	6,251
0.893% due 07/19/34 " §	75,706	41,447
0.973% due 09/19/32 " §	304,765	227,933
Structured Asset Securities Corp
5.000% due 12/25/34 "	69,416	66,713
SunTrust Alternative Loan Trust (IO)
4.786% due 12/25/35 " § ж	32,898,192	1,891,537
Union Planters Mortgage Finance Corp
6.800% due 01/25/28 "	207,471	207,414
Washington Mutual Alternative Mortgage
Pass-Through Certificates (IO)
4.536% due 11/25/35 " § ж	44,416,042	3,293,698
4.636% due 11/25/35 " § ж	14,587,039	1,035,219
Washington Mutual Mortgage Pass-Through Certificates
0.584% due 12/25/45 " §	188,820	88,699
0.604% due 10/25/45 " §	195,324	102,453
0.624% due 01/25/45 " §	2,571,476	1,199,073
0.634% due 01/25/45 " §	140,738	70,982
0.854% due 12/25/27 " §	7,981,656	5,971,434
2.740% due 08/25/42 " §	138,204	87,577
2.877% due 02/27/34 " §	2,707,207	2,218,902
Washington Mutual MSC Mortgage Pass-Through Certificates
5.185% due 02/25/33 " §	142,434	117,856
5.380% due 02/25/33 " §	23,700	19,982
Wells Fargo Mortgage-Backed Securities Trust
4.679% due 05/25/35 " §	515,309	440,425
4.947% due 01/25/35 " §	4,391,783	3,676,540
4.950% due 03/25/36 " §	23,961,655	16,954,670
4.981% due 12/25/34 " §	2,694,270	2,402,845
5.241% due 04/25/36 " §	12,914,142	10,191,532
5.508% due 08/25/36 " §	7,225,186	5,410,598
5.775% due 04/25/36 " §	2,997,397	787,393

		339,333,179

Fannie Mae - 61.1%

2.620% due 03/01/34 " §	56,262	56,686
2.638% due 08/01/42 - 10/01/44 " §	4,506,903	4,452,990
3.237% due 04/01/27 " §	48,305	48,855
3.271% due 01/01/34 " §	44,121	44,052
3.388% due 09/01/33 " §	136,104	138,103
3.491% due 02/01/33 " §	863,262	862,940
3.570% due 02/01/33 " §	30,396	30,396
3.705% due 03/01/33 " §	1,185,130	1,181,691
3.990% due 06/01/34 " §	61,511	62,539
4.005% due 05/01/36 " §	158,469	158,183
4.042% due 05/01/36 " §	149,678	150,291
4.150% due 05/01/36 " §	4,741,554	4,761,377
4.219% due 01/01/23 " §	188,707	189,608
4.287% due 11/01/34 " §	17,434,801	17,628,819
4.290% due 03/01/33 " §	78,235	80,748
4.453% due 04/01/35 " §	4,113,906	4,267,415
4.464% due 07/01/33 " §	136,979	139,565
4.500% due 11/01/14 - 05/01/24 "	11,345,009	11,600,208
4.516% due 11/01/34 " §	64,812	66,869
4.580% due 01/01/25 " §	101,421	102,313
4.610% due 07/01/33 " §	134,056	135,611
4.666% due 12/01/34 " §	8,142,331	8,393,116
4.688% due 08/01/35 " §	2,566,295	2,663,152
4.714% due 07/01/35 " §	13,403,090	13,909,223
4.727% due 09/01/35 " §	1,395,473	1,412,325
4.779% due 04/01/34 " §	1,536,552	1,566,933
4.845% due 09/01/34 " §	2,304,777	2,319,409
5.000% due 06/01/18 - 12/01/36 † ‡ "	470,640,779	484,655,932
5.051% due 09/01/35 " §	2,131,653	2,217,444
5.062% due 12/01/22 " §	53,213	54,811
5.066% due 12/01/34 " §	102,817	107,066
5.200% due 11/01/23 " §	113	117
5.226% due 08/01/34 " §	98,307	102,254
5.397% due 01/01/36 " §	1,320,274	1,355,122
5.500% due 12/01/14 - 03/01/39 † ‡ "	869,622,191	901,767,131
6.000% due 04/01/16 - 07/13/39 "	1,200,308,420	1,255,273,397
6.382% due 08/01/36 " §	4,960,532	5,102,995
6.500% due 01/01/13 - 07/13/39 "	17,079,539	18,207,317
8.000% due 05/01/30 - 08/01/30 "	21,417	23,377

		2,745,290,380

Federal Housing Authority - 0.0%

6.896% due 07/01/20 "	303,461	298,864
7.430% due 09/01/19 - 12/01/23 "	1,250,858	1,253,869

		1,552,733

Freddie Mac - 12.8%

2.763% due 03/01/32 " §	195,497	195,348
2.838% due 03/01/32 " §	429,075	429,734
2.955% due 05/01/32 " §	64,921	65,085
3.326% due 05/01/23 " §	13,407	13,767
4.000% due 07/01/18 "	3,791	3,873
4.345% due 01/01/28 " §	53,564	53,990
5.000% due 08/13/39 "	76,000,000	76,985,644
5.293% due 09/01/35 " §	12,855,060	13,324,176
5.500% due 03/01/23 - 07/13/39 † "	463,736,837	478,708,452
6.000% due 03/03/18 - 10/01/22 "	3,760,732	3,971,038
6.057% due 07/01/32 " §	101,364	102,021
6.165% due 06/01/17 " §	7,564	7,773
6.500% due 01/01/15 - 05/01/17 "	2,630,057	2,788,791

		576,649,692

Government National Mortgage Association - 3.3%

3.750% due 03/20/32 " §	101,321	100,341
4.000% due 03/20/32 - 01/20/33 " §	486,864	483,552
4.125% due 12/20/22 - 12/20/32 " §	2,219,422	2,204,630
4.250% due 03/20/28 - 03/20/29 " §	50,290	49,964
4.375% due 01/20/23 - 02/20/27 " §	1,729,719	1,727,960
4.500% due 03/20/33 " §	491,518	489,417
4.625% due 07/20/23 - 09/20/32 " §	1,566,214	1,565,353
4.750% due 03/20/29 " §	50,043	50,075
5.125% due 08/20/20 - 07/20/24 " §	212,517	213,659
5.375% due 05/20/22 - 06/20/32 " §	3,470,641	3,494,800
6.000% due 08/15/31 - 07/20/39 "	54,747,831	57,064,093
6.500% due 04/15/36 - 07/20/39 † "	72,889,507	77,412,802
7.500% due 02/15/31 - 12/15/31 "	144,457	158,202
8.000% due 12/15/29 - 08/15/32 "	892,919	1,009,459
8.500% due 09/15/16 - 01/15/31 "	1,060,529	1,186,226

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Principal
	Amount	Value
9.000% due 02/15/17 - 04/15/20 "	$22,792	$24,737
10.000% due 05/15/19 - 02/15/25 "	24,603	27,233

		147,262,503

Total Mortgage-Backed Securities (Cost $3,980,076,297)		3,938,446,401

ASSET-BACKED SECURITIES - 1.8%

Access Group Inc
2.392% due 10/27/25 " §	29,031,193	28,925,867
Aurum Ltd CLO (Cayman)
1.561% due 04/15/14 ~ " §	7,021,960	6,529,404
Citibank Omni Master Trust
1.415% due 12/23/13 ~ " §	32,400,000	32,350,697
Countrywide Asset-Backed Certificates
0.364% due 12/25/46 " §	226,986	222,584
Delta Funding Home Equity Loan Trust
7.030% due 08/15/30 "	82,810	61,646
Fremont Home Loan Trust
0.414% due 05/25/36 " §	363	360
GE-WMC Mortgage Securities LLC
0.354% due 08/25/36 " §	10,965	8,097
IMC Home Equity Loan Trust
6.340% due 08/20/29 " §	46,383	41,467
Long Beach Mortgage Loan Trust
0.364% due 08/25/36 " §	3,818	3,747
0.594% due 10/25/34 " §	17,007	10,886
Mid-State Trust
7.340% due 07/01/35 "	1,851,073	1,439,095
7.791% due 03/15/38 "	716,887	505,853
8.330% due 04/01/30 "	3,515,580	2,827,305
Oakwood Mortgage Investors Inc (IO)
6.000% due 08/15/09 " ж	416,000	1,959
Renaissance Home Equity Loan Trust
0.754% due 08/25/33 " §	654,160	316,297
Saxon Asset Securities Trust
0.834% due 08/25/32 " §	4,024	3,538
SLM Student Loan Trust
1.542% due 01/25/17 " §	4,000,000	3,913,626
Small Business Administration
4.754% due 08/10/14 "	1,962,232	2,027,396
8.017% due 02/10/10 "	82,150	84,938
Structured Asset Securities Corp
0.604% due 01/25/33 " §	43,087	30,689
Wells Fargo Home Equity Trust
0.364% due 01/25/37 " §	102,454	101,020

Total Asset-Backed Securities (Cost $81,881,874)		79,406,471

U.S. GOVERNMENT AGENCY ISSUES - 2.2%

Fannie Mae
5.000% due 07/29/19	17,000,000	17,943,891
Federal Home Loan Banks
3.375% due 06/24/11	4,100,000	4,255,136
Freddie Mac
0.888% due 02/01/11 §	500,000	499,294
0.926% due 05/04/11 ‡ §	10,980,000	11,008,295
0.937% due 08/05/11 ‡ §	7,245,000	7,247,630
1.125% due 06/01/11 ‡	25,900,000	25,867,159
1.625% due 04/26/11	18,100,000	18,249,234
4.875% due 06/13/18	3,500,000	3,773,336
5.000% due 12/14/18	4,700,000	4,470,428
5.250% due 07/18/11	2,400,000	2,591,107
Small Business Administration Participation Certificates
6.120% due 09/01/21	1,984,014	2,119,615

Total U.S. Government Agency Issues (Cost $93,985,422)		98,025,125

U.S. TREASURY OBLIGATIONS - 4.2%

U.S. Treasury Inflation Protected Securities - 4.2%

0.875% due 04/15/10 ^	13,966,616	13,915,332
1.625% due 01/15/15 ^	19,891,322	19,781,201
2.000% due 01/15/14 ^	18,707,922	19,014,059
2.000% due 07/15/14 ^	44,568,098	45,598,735
2.500% due 07/15/16 ^	12,784,739	13,398,453
2.625% due 07/15/17 ^	21,620,340	22,997,164
3.500% due 01/15/11 ^	50,719,140	52,969,802

		187,674,746

U.S. Treasury Notes - 0.0%

0.875% due 04/30/11	82,000	81,789

Total U.S. Treasury Obligations (Cost $187,130,444)		187,756,535

FOREIGN GOVERNMENT BONDS & NOTES - 5.9%

Brazil Notas do Tesouro Nacional ‘F’ (Brazil)
10.000% due 01/01/12	BRL 449,960,000	224,550,530
10.000% due 01/01/17	56,000,000	25,001,844
Hydro Quebec (Canada)
8.625% due 06/15/29	$1,000,000	1,324,646
Province of Quebec (Canada)
7.500% due 07/15/23	2,495,000	2,925,684
Province of Saskatchewan (Canada)
8.500% due 07/15/22	340,000	457,371
Republic of Panama (Panama)
6.700% due 01/26/36	10,935,000	10,661,625
Republic of South Africa (South Africa)
5.875% due 05/30/22	1,125,000	1,044,141
7.375% due 04/25/12	320,000	344,400

Total Foreign Government Bonds & Notes (Cost $280,368,386)		266,310,241

MUNICIPAL BONDS - 4.1%

Auburn University AL ‘A’
5.000% due 04/01/29	5,015,000	5,082,101
Badger Tobacco Asset Securitization Corp WI
6.125% due 06/01/27	1,600,000	1,728,448
Buckeye Tobacco Settlement Financing Authority OH ‘A2’
5.875% due 06/01/47	7,100,000	4,016,825
California Educational Facilities Authority ‘A’
5.000% due 10/01/33	1,200,000	1,346,904
Chicago Transit Authority IL ‘A’
6.899% due 12/01/40	7,200,000	7,704,504
Chicago Transit Authority IL ‘B’
6.300% due 12/01/21	800,000	828,176
6.899% due 12/01/40	6,800,000	7,276,476
Clovis Unified School District CA ‘B’
0.000% due 08/01/24	3,000,000	1,217,160

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Principal
	Amount	Value
Cook County School District No 123 IL
0.000% due 12/01/21	$2,290,000	$1,235,157
Escondido Union High School District CA
0.000% due 11/01/20	2,655,000	1,430,275
Georgia State Road & Tollway Authority
5.125% due 03/01/20	4,000,000	4,199,360
Golden State Tobacco Securitization Corp CA ‘A1’
5.125% due 06/01/47	1,800,000	974,286
5.750% due 06/01/47	3,000,000	1,802,250
Golden State Tobacco Securitization Corp CA ‘A2’
0.000% due 06/01/37	3,200,000	1,351,520
Hamilton OH School Districts Gas Supply Revenue
7.740% due 02/01/12	4,400,000	4,548,720
Honolulu City & County HI ‘A’
5.000% due 07/01/23	3,100,000	3,241,701
Huntington Beach Union High School District CA
0.000% due 08/01/32	10,000,000	2,226,400
Illinois Health Facilities Authority
6.125% due 11/15/22	1,000,000	1,070,650
Lee County Florida Apartment Revenue ‘A’
6.000% due 10/01/29	1,000,000	1,000,720
Los Angeles Community College District CA
5.000% due 08/01/32	3,900,000	3,710,265
Los Angeles Unified School District CA ‘A1’
4.500% due 07/01/24	7,100,000	6,714,044
Metropolitan Pier & Exposition Authority IL ‘A’
0.000% due 06/15/29	4,000,000	1,190,640
Metropolitan Transportation Authority NY
7.336% due 11/15/39	28,190,000	33,268,992
Modesto High School District Stanislaus County CA ‘A’
0.000% due 08/01/26	4,000,000	1,475,200
Monrovia Unified School District CA ‘B’
0.000% due 08/01/23	3,175,000	1,459,738
Northern Tobacco Securitization Corp AK ‘A’
5.000% due 06/01/46	3,500,000	1,895,740
Palomar Community College District CA ‘A’
4.750% due 05/01/32	400,000	365,416
Pierce County School District WA
5.000% due 12/01/23	3,000,000	3,124,110
Puerto Rico Commonwealth ‘A’
5.125% due 07/01/31	500,000	468,356
State of California
4.500% due 08/01/28	6,800,000	5,438,028
5.000% due 06/01/32	1,000,000	861,610
5.000% due 11/01/37	3,550,000	2,981,752
5.000% due 12/01/37	4,400,000	3,695,296
State of Florida
5.250% due 07/01/37	2,000,000	2,030,040
State of Washington ‘D’
5.000% due 01/01/33	3,200,000	3,182,464
Texas State Transportation Commission ‘A’
4.750% due 04/01/24	10,000,000	10,360,700
Texas State Transportation Commission Mobility Fund
4.750% due 04/01/37	19,200,000	18,288,960
Texas State Transportation Commission Mobility Fund ‘A’
4.750% due 04/01/35	4,800,000	4,593,504
Tobacco Settlement Finance Authority of WV ‘A’
7.467% due 06/01/47	9,425,000	6,332,658
Tobacco Settlement Financing Corp LA ‘B’
5.875% due 05/15/39	4,935,000	3,883,549
6.125% due 06/01/32	2,735,000	2,249,237
Tobacco Settlement Financing Corp NJ ‘1A’
5.000% due 06/01/41	12,400,000	6,719,188
Tobacco Settlement Financing Corp RI ‘A’
6.250% due 06/01/42	900,000	661,842
Tobacco Settlement Revenue Management SC ‘B’
6.000% due 05/15/22	4,075,000	4,235,148
University of Arkansas
5.000% due 11/01/36	2,100,000	2,090,550
University of California ‘D’
5.000% due 05/15/41	800,000	753,856

Total Municipal Bonds (Cost $191,014,422)		184,312,516

PURCHASED OPTIONS - 0.5%
(See Note (j) to Notes to Schedule of Investments) (Cost $1,842,245)		20,339,577

SHORT-TERM INVESTMENTS - 1.5%

U.S. Treasury Bills - 0.4%

0.100% due 07/23/09 ‡	7,180,000	7,179,519
0.108% due 07/16/09 ‡	1,910,000	1,909,924
0.127% due 07/02/09 ‡	6,190,000	6,189,994
0.134% due 07/02/09 ‡	3,720,000	3,719,988

		18,999,425

Repurchase Agreements - 1.1%

Barclays PLC 0.020% due 07/01/09 (Dated 06/30/09, repurchase price of $8,000,004; collateralized by U.S. Treasury Notes: 2.000% due 01/15/16 and market value $8,120,022)	8,000,000	8,000,000
Fixed Income Clearing Corp 0.010% due 07/01/09 (Dated 06/30/09, repurchase price of $13,642,004; collateralized by Federal Home Loan Bank: 0.000% - 0.800% due 03/31/10 - 04/30/10 and market value $13,919,512)	13,642,000	13,642,000
The Goldman Sachs Group Inc 0.050% due 07/01/09 (Dated 06/30/09, repurchase price of $27,300,038; collateralized by Fannie Mae: 5.500% due 07/01/36 and market value $28,234,172)	27,300,000	27,300,000

		48,942,000

Total Short-Term Investments (Cost $67,941,346)		67,941,425

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 138.4% (Cost $6,381,665,987)		6,218,110,545

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 7.9%

BNY Mellon SL DBT II Liquidating Fund
0.806% + Δ □ Ω	348,543,031	$341,223,628
Mellon GSL DBT II Collateral Fund
0.335% Δ	12,713,827	12,713,827
Mellon GSL Reinvestment Trust II
0.000% + □ ¤ ж	10,499,043	104,990

Total Securities Lending Collateral (Cost $371,755,901)		354,042,445

TOTAL INVESTMENTS - 146.3% (Cost $6,753,421,888)		6,572,152,990

TOTAL SECURITIES SOLD SHORT — (2.6%) (See Note (g) to Notes to Schedule of Investments) (Proceeds $117,682,156)		(118,148,126)

OTHER ASSETS & LIABILITIES, NET — (43.7%)		(1,960,409,784)

NET ASSETS - 100.0%		$4,493,595,080

Notes to Schedule of Investments
(a)	As of June 30, 2009, the portfolio was diversified as a percentage of net assets as follows:

Mortgage-Backed Securities	87.6%
Corporate Bonds & Notes	28.8%
Short-Term Investments & Securities Lending Collateral	9.4%
Foreign Government Bonds & Notes	5.9%
U.S. Treasury Obligations	4.2%
Municipal Bonds	4.1%
U.S. Government Agency Issues	2.2%
Asset-Backed Securities	1.8%
Equity securities	1.0%
Senior Loan Notes	0.8%
Purchased Options	0.5%

146.3%
Securities sold short	(2.6%)
Other Assets & Liabilities, Net	(43.7%)

100.0%

(b)	As of June 30, 2009, the portfolio’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

AAA / U.S. Government & Agency Issues	76.3%
A-1 (Short-term Debt only)	0.8%
AA	3.5%
A	9.4%
BBB	5.7%
BB	0.8%
B	1.1%
CCC	0.8%
CC	0.8%
C	0.1%
D	0.3%
Not Rated	0.4%

100.0%

(c)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(d)	Securities with a total aggregate market value of $341,328,618 or 7.6% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(e)	Securities with a total aggregate market value of $8,102,936 or 0.2% of the net assets were in default as of June 30, 2009.

(f)	1.1% of the portfolio’s net assets (not including securities in the BNY Mellon SL DBT II Liquidating Fund. See Note 18 in Notes to Financial Statements.) were reported illiquid by the portfolio manager under the Fund’s policy.

(g)	Securities sold short outstanding as of June 30, 2009 were as follows:

	Principal
Description	Amount	Value

Fannie Mae
5.000% due 07/13/39	$7,600,000	$7,738,935
5.500% due 07/13/39	106,950,000	110,409,191

Total Securities sold short (Proceeds $117,682,156)		$118,148,126

(h)	Forward foreign currency contracts outstanding as of June 30, 2009 were as follows:

Contracts		Principal		Unrealized
to Buy or		Amount Covered		Appreciation
to Sell	Currency	by Contracts	Expiration	(Depreciation)

Buy	AUD	35,551,000	07/09	$658,138
Sell	BRL	441,057,983	08/09	(14,845,711)
Buy	CAD	7,990,000	08/09	(425,523)
Buy	CNY	241,982,734	07/09	(1,955,549)
Buy	CNY	57,186,714	07/09	170,541
Sell	CNY	299,169,448	07/09	(1,254,317)
Buy	CNY	81,718,172	09/09	177,074
Sell	CNY	81,718,172	09/09	(285,614)
Buy	CNY	55,543,847	03/10	(24,524)
Buy	DKK	15,742,000	07/09	(28,556)
Buy	DKK	15,742,000	10/09	3,150
Sell	EUR	31,616,000	07/09	(233,971)
Buy	GBP	973,000	07/09	75,030
Sell	GBP	36,633,000	07/09	(3,550,135)
Sell	GBP	35,660,000	08/09	244,241
Buy	JPY	340,257,000	07/09	3,976
Buy	JPY	340,257,000	08/09	2,071
Buy	SGD	3,297,792	07/09	(3,934)
Sell	SGD	3,297,792	07/09	(97,868)

				($21,371,481)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

(i)	Open futures contracts outstanding as of June 30, 2009 were as follows:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

3-Month Euribor (12/09)	117	EUR 117,000,000	$104,950
3-Month Euribor (03/10)	201	201,000,000	276,226
Eurodollar (09/09)	173	$173,000,000	49,670
Eurodollar (12/09)	1,844	1,844,000,000	6,415,337
Eurodollar (03/10)	872	872,000,000	5,346,685
Eurodollar (06/10)	1,078	1,078,000,000	574,506
Eurodollar (09/10)	118	118,000,000	294,872
Eurodollar (12/10)	1,263	1,263,000,000	(930,428)
United Kingdom 90-Day LIBOR Sterling Interest Rate (09/09)	962	GBP 481,000,000	8,850,357
United Kingdom 90-Day LIBOR Sterling Interest Rate (03/10)	59	29,500,000	36,765
United Kingdom 90-Day LIBOR Sterling Interest Rate (06/10)	119	59,500,000	(12,660)
United Kingdom 90-Day LIBOR Sterling Interest Rate (09/10)	119	59,500,000	(59,464)
United Kingdom 90-Day LIBOR Sterling Interest Rate (12/10)	119	59,500,000	(100,696)
United Kingdom 90-Day LIBOR Sterling Interest Rate (03/11)	60	30,000,000	(78,052)

			$20,768,068

(j)	Purchased options outstanding as of June 30, 2009 were as follows:
Interest Rate Swaptions

	Pay/Receive
	Floating Rate
	Based on
	3-Month	Exercise	Expiration	Counter-	Notional
Description	EUR-LIBOR	Rate	Date	party	Amount	Cost	Value

Call — OTC 2-Year Interest Rate Swap	Pay	4.070%	09/14/09	DUB	EUR 355,500,000	$1,842,245	$20,339,577

Total Purchased Options						$1,842,245	$20,339,577

(k)	Transactions in written options for the period ended June 30, 2009 were as follows:

	Number of	Notional Amount	Notional Amount
	Contracts	in $	in EUR	Premium

Outstanding, December 31, 2008	1,793	548,800,000	115,000,000	$16,430,973
Call Options Written	363	1,000,000	—	156,208
Put Options Written	835	157,700,000	—	1,114,825
Call Options Expired	(47)	(54,800,000)	—	(1,714,369)
Put Options Expired	(330)	(109,700,000)	—	(1,922,552)
Call Options Repurchased	(316)	(405,371,000)	(115,000,000)	(12,348,041)
Put Options Repurchased	(2,298)	(5,871,000)	—	(383,317)

Outstanding, June 30, 2009	—	131,758,000	—	$1,333,727

(l)	Premiums received and value of written options outstanding as of June 30, 2009 were as follows:
Interest Rate Swaptions

	Pay/Receive
	Floating Rate
	Based on
	3-Month	Exercise	Expiration	Counter-	Notional
Description	USD-LIBOR	Rate	Date	party	Amount	Premium	Value

Put — OTC 2-Year Interest Rate Swap	Pay	2.000%	07/27/09	BRC	$12,000,000	$49,800	$9,552
Put — OTC 2-Year Interest Rate Swap	Pay	2.000%	07/27/09	CIT	12,000,000	48,600	9,552
Put — OTC 2-Year Interest Rate Swap	Pay	2.000%	07/27/09	DUB	27,500,000	127,700	21,890
Put — OTC 7-Year Interest Rate Swap	Pay	4.400%	08/03/09	BRC	8,500,000	40,800	15,419
Put — OTC 7-Year Interest Rate Swap	Pay	4.400%	08/03/09	RBS	45,000,000	170,300	81,630
Put — OTC 7-Year Interest Rate Swap	Pay	4.550%	08/03/09	BRC	10,500,000	40,950	12,453

						$478,150	$150,496

Foreign Currency Options

	Exercise	Expiration	Counter-	Notional
Description	Price	Date	party	Amount	Premium	Value

Call — OTC Japanese yen versus U.S. dollar ж	JPY 104.00	03/17/10	CSF	$8,129,000	$427,789	$101,613
Put — OTC Japanese yen versus U.S. dollar ж	104.00	03/17/10	CSF	8,129,000	427,788	782,489

					$855,577	$884,102

Total Written Options					$1,333,727	$1,034,598

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

(m)	Swap agreements outstanding as of June 30, 2009 were as follows:
Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection (1)

							Upfront
	Fixed Deal			Implied Credit			Premiums	Unrealized
	Pay	Expiration	Counter-	Spread at	Notional	Market	Paid/	Appreciation
Referenced Obligation	Rate	Date	party	06/30/09 (3)	Amount (4)	Value (5)	(Received)	(Depreciation)

DaimlerChrysler NA Holdings 5.750% due 09/08/11	(0.580%)	09/20/11	BRC	1.545%	$8,000,000	$165,849	$—	$165,849
BHP Billiton Finance Ltd 5.125% due 03/29/12	(0.135%)	03/20/12	BOA	0.960%	3,000,000	65,525	—	65,525
XL Capital Ltd 6.500% due 01/15/12	(0.205%)	03/20/12	BRC	4.281%	5,300,000	532,275	—	532,275
Sealed Air Corp 5.625% due 07/15/13	(0.580%)	09/20/13	MSC	1.250%	2,100,000	54,817	—	54,817
Marsh & McLennan Cos Inc 5.375% due 07/15/14	(1.160%)	09/20/14	BRC	0.533%	4,000,000	(124,214)	—	(124,214)
CNA Financial Corp 5.850% due 12/15/14	(0.470%)	12/20/14	CIT	2.907%	4,000,000	442,604	—	442,604
Everest Reinsurance Holdings Inc 5.400% due 10/15/14	(0.535%)	12/20/14	BRC	1.031%	2,000,000	49,078	—	49,078
CNA Financial Corp 5.850% due 12/15/14	(0.630%)	12/20/14	BOA	2.907%	5,000,000	516,603	—	516,603
The Black & Decker Corp 4.750% due 11/01/14	(1.180%)	12/20/14	BRC	1.559%	6,000,000	107,938	—	107,938
PC Financial Partnership 5.000% due 11/15/14	(1.600%)	12/20/14	DUB	2.055%	3,000,000	64,026		64,026
Marsh & McLennan Cos Inc 5.750% due 09/15/15	(1.180%)	09/20/15	BOA	0.559%	5,000,000	(178,276)	—	(178,276)
Johnson Controls Inc 5.500% due 01/15/16	(0.760%)	03/20/16	RBS	2.589%	5,000,000	491,777	—	491,777
Viacom Inc 6.250% due 04/30/16	(0.750%)	06/20/16	DUB	1.499%	7,500,000	329,791	—	329,791
Westfield Group 5.700% due 10/01/16	(0.590%)	12/20/16	CIT	2.750%	7,500,000	947,460	—	947,460
Masco Corp 6.125% due 10/03/16	(0.915%)	12/20/16	CSF	3.053%	10,000,000	1,200,118	—	1,200,118
Sprint Nextel Corp 6.000% due 12/01/16	(0.940%)	12/20/16	DUB	3.479%	5,000,000	706,032	—	706,032
Sprint Nextel Corp 6.000% due 12/01/16	(0.980%)	12/20/16	JPM	3.479%	5,000,000	694,816	—	694,816
Macy’s Retail Holdings Inc 5.900% due 12/01/16	(2.111%)	12/20/16	RBS	3.468%	5,000,000	369,095	—	369,095
Kimco Realty Corp REIT 5.700% due 05/01/17	(0.730%)	06/20/17	BRC	3.506%	5,600,000	893,026	—	893,026
CSX Corp 5.600% due 05/01/17	(0.960%)	06/20/17	BRC	0.798%	5,000,000	(57,047)	—	(57,047)
Rohm & Haas Co 6.000% due 09/15/17	(0.580%)	09/20/17	UBS	0.754%	5,000,000	59,899	—	59,899
Kraft Foods Inc 6.500% due 08/11/17	(0.590%)	09/20/17	DUB	0.545%	5,000,000	(17,057)	—	(17,057)
The Kroger Co 6.400% due 08/15/17	(0.830%)	09/20/17	MSC	0.786%	5,000,000	(16,906)	—	(16,906)
Nucor Corp 5.750% due 12/01/17	(0.450%)	12/20/17	BRC	0.559%	5,000,000	38,877	—	38,877
Marks & Spencer Group PLC 6.250% due 12/01/17	(0.950%)	12/20/17	RBS	1.771%	10,000,000	549,954	—	549,954
Erac USA Finance Co 6.375% due 10/15/17	(2.700%)	12/20/17	GSC	3.397%	5,000,000	209,503	—	209,503
Yum! Brands Inc 6.250% due 03/15/18	(0.834%)	03/20/18	RBS	0.662%	7,500,000	(97,150)	—	(97,150)
Nabors Industries Ltd 6.150% due 02/15/18	(1.020%)	03/20/18	GSC	1.503%	6,000,000	201,841	—	201,841
Target Corp 6.000% due 01/15/18	(1.180%)	03/20/18	GSC	0.600%	5,000,000	(217,997)	—	(217,997)

						$7,982,257	$—	$7,982,257

Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection (2)

							Upfront
	Fixed Deal			Implied Credit			Premiums	Unrealized
	Receive	Expiration	Counter-	Spread at	Notional	Market	Paid/	Appreciation
Referenced Obligation	Rate	Date	party	06/30/09 (3)	Amount (4)	Value (5)	(Received)	(Depreciation)

SLM Corp 5.125% due 08/27/12	5.600%	09/20/09	CIT	9.240%	$21,000,000	($140,568)	$—	($140,568)
Ford Motor Credit Co LLC 7.000% due 10/01/13	4.300%	06/20/10	JPM	10.814%	1,400,000	(82,066)	—	(82,066)
General Electric Capital Corp 5.625% due 09/15/17	4.000%	12/20/13	CIT	4.175%	4,600,000	(24,763)	—	(24,763)
General Electric Capital Corp 5.625% due 09/15/17	4.200%	12/20/13	CIT	4.175%	11,400,000	24,121	—	24,121
General Electric Capital Corp 5.625% due 09/15/17	4.230%	12/20/13	DUB	4.175%	7,700,000	24,954	—	24,954
General Electric Capital Corp 5.625% due 09/15/17	4.325%	12/20/13	CIT	4.175%	7,200,000	48,980	—	48,980
General Electric Capital Corp 6.000% due 06/15/12	4.400%	12/20/13	BRC	4.175%	13,400,000	128,841	—	128,841
General Electric Capital Corp 6.000% due 06/15/12	4.500%	12/20/13	BRC	4.175%	16,900,000	225,862	—	225,862
General Electric Capital Corp 6.000% due 06/15/12	4.700%	12/20/13	BRC	4.175%	13,500,000	281,662	—	281,662
General Electric Capital Corp 5.625% due 09/15/17	4.850%	12/20/13	CIT	4.175%	5,900,000	156,280	—	156,280
General Electric Capital Corp 5.625% due 09/15/17	4.900%	12/20/13	DUB	4.900%	2,800,000	80,179	—	80,179
Reynolds American Inc 7.625% due 06/01/16	1.280%	06/20/17	BOA	2.550%	3,600,000	(279,862)	—	(279,862)
Reynolds American Inc 7.625% due 06/01/16	1.280%	06/20/17	CIT	2.550%	3,500,000	(272,089)	—	(272,089)

						$171,531	$—	$171,531

Credit Default Swaps on Asset-Backed Securities — Buy Protection (1)

						Upfront
	Fixed Deal					Premiums
	Pay	Expiration	Counter-	Notional	Market	Paid/	Unrealized
Referenced Obligation	Rate	Date	party	Amount (4)	Value (5)	(Received)	Appreciation

Bear Stearns Asset-Backed Securities Inc 2.314% due 12/25/35 ж	(2.250%)	12/25/35	UBS	$330,535	$309,365	$—	$309,365
BFC Genesee Ltd CDO 2.789% due 01/10/41 ж	(1.280%)	01/10/41	JPM	4,920,720	4,827,798	—	4,827,798

					$5,137,163	$—	$5,137,163

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

Credit Default Swaps on Asset-Backed Securities — Sell Protection (2)

Upfront
	Fixed Deal					Premiums
	Receive	Expiration	Counter-	Notional	Market	Paid/	Unrealized
Referenced Obligation	Rate	Date	party	Amount (4)	Value (5)	(Received)	Depreciation

Bear Stearns Asset-Backed Securities Inc 2.314% due 12/25/35	2.550%	12/25/35	JPM	$330,535	($307,402)	$—	($307,402)

Credit Default Swaps on Credit Indices — Sell Protection (2)

						Upfront
	Fixed Deal					Premiums	Unrealized
	Receive	Expiration	Counter-	Notional	Market	Paid/	Appreciation
Referenced Obligation	Rate	Date	party	Amount (4)	Value (5)	(Received)	(Depreciation)

Dow Jones CDX NA HY-8 Index	0.483%	06/20/12	BRC	$776,816	($33,447)	($302)	($33,145)
Dow Jones CDX NA HY-8 Index	2.080%	12/20/12	MER	7,766,320	(212,752)	—	(212,752)
Dow Jones CDX NA HY-9 Index	6.370%	12/20/12	MER	5,300,000	(916,347)	—	(916,347)
Dow Jones CDX IG10 5Y	0.463%	06/20/13	GSC	6,125,393	35,245	—	35,245
Dow Jones CDX IG10 5Y	0.530%	06/20/13	DUB	4,958,651	41,056	—	41,056
Dow Jones CDX IG9 10Y	0.548%	12/20/17	GSC	3,791,910	13,132	—	13,132

					($1,073,113)	($302)	($1,072,811)

Total Credit Default Swaps (6)					$11,910,436	($302)	$11,910,738

(1)	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)	The maximum potential amount the portfolio could be required to make as a seller of credit protection or receive as a buyer of protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	The aggregate fair value of credit default swaps in a net liability as of June 30, 2009 was $2,977,641.
Interest Rate Swaps

							Upfront
							Premiums	Unrealized
	Counter-	Pay/Receive	Fixed	Expiration	Notional	Market	Paid/	Appreciation
Floating Rate Index	party	Floating Rate	Rate	Date	Amount	Value	(Received)	(Depreciation)

BRL-CDI-Compounded	MER	Pay	12.670%	01/04/10	BRL 52,200,000	$674,574	$—	$674,574
BRL-CDI-Compounded	MSC	Pay	12.670%	01/04/10	438,900,000	5,671,851	334,327	5,337,524
6-Month GBP-LIBOR	RBS	Pay	5.000%	09/15/10	GBP 10,200,000	776,751	(321,396)	1,098,147
France CPI Excluding Tobacco	BNP	Pay	2.090%	10/15/10	EUR 13,000,000	628,019	(29,507)	657,526
France CPI Excluding Tobacco	UBS	Pay	2.146%	10/15/10	17,600,000	1,011,283	7,539	1,003,744
3-Month USD-LIBOR	BOA	Pay	4.000%	12/17/10	$235,800,000	9,978,851	2,122,458	7,856,393
3-Month Australian Bank Bill	RBC	Pay	4.250%	06/15/11	AUD 22,500,000	(109,197)	(3,311)	(105,886)
3-Month Australian Bank Bill	CIT	Pay	4.500%	06/15/11	45,900,000	(135,825)	52,072	(187,897)
3-Month Australian Bank Bill	DUB	Pay	4.500%	06/15/11	232,800,000	(688,890)	240,374	(929,264)
3-Month Australian Bank Bill	MER	Pay	4.500%	06/15/11	118,300,000	(350,067)	113,539	(463,606)
6-Month Australian Bank Bill	UBS	Pay	4.250%	09/15/11	160,600,000	(558,347)	1,326,175	(1,884,522)
6-Month Australian Bank Bill	RBS	Pay	6.250%	09/15/11	24,000,000	647,126	15,225	631,901
BRL-CDI-Compounded	MSC	Pay	10.115%	01/02/12	BRL 140,100,000	(3,090,142)	(3,058,879)	(31,263)
BRL-CDI-Compounded	UBS	Pay	10.575%	01/02/12	57,600,000	(773,170)	(1,033,120)	259,950
BRL-CDI-Compounded	BRC	Pay	10.680%	01/02/12	55,800,000	(654,797)	(701,210)	46,413
BRL-CDI-Compounded	MER	Pay	12.540%	01/02/12	70,600,000	1,102,365	(359,262)	1,461,627
BRL-CDI-Compounded	MSC	Pay	12.540%	01/02/12	9,400,000	146,774	(63,169)	209,943
BRL-CDI-Compounded	UBS	Pay	12.540%	01/02/12	11,400,000	178,002	(56,175)	234,177
BRL-CDI-Compounded	HSB	Pay	14.765%	01/02/12	3,000,000	113,060	20,000	93,060
BRL-CDI-Compounded	MER	Pay	14.765%	01/02/12	9,300,000	350,485	39,058	311,427

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

							Upfront
							Premiums
	Counter-	Pay/Receive	Fixed	Expiration	Notional	Market	Paid/	Unrealized
Floating Rate Index	party	Floating Rate	Rate	Date	Amount	Value	(Received)	Appreciation

France CPI Excluding Tobacco	BRC	Pay	1.948%	03/15/12	EUR 15,600,000	$300,285	$4,342	$295,943
France CPI Excluding Tobacco	RBS	Pay	1.955%	03/28/12	3,200,000	55,752	—	55,752
France CPI Excluding Tobacco	RBS	Pay	1.950%	03/30/12	3,800,000	63,748	—	63,748
France CPI Excluding Tobacco	GSC	Pay	1.960%	03/30/12	3,400,000	63,485	—	63,485
France CPI Excluding Tobacco	BRC	Pay	1.960%	04/05/12	2,500,000	43,126	—	43,126
France CPI Excluding Tobacco	BNP	Pay	1.940%	04/10/12	4,900,000	67,087	—	67,087
France CPI Excluding Tobacco	RBS	Pay	1.940%	04/10/12	5,000,000	72,526	—	72,526
France CPI Excluding Tobacco	BRC	Pay	1.980%	04/30/12	3,700,000	59,747	—	59,747
6-Month GBP-LIBOR	RBS	Pay	5.100%	09/15/13	GBP 12,800,000	1,502,603	(24,088)	1,526,691
6-Month GBP-LIBOR	GSC	Pay	5.000%	09/17/13	96,300,000	10,630,900	828,023	9,802,877
6-Month EUR-LIBOR	BNP	Pay	4.500%	03/18/14	EUR 9,200,000	1,058,031	(139,058)	1,197,089
6-Month GBP-LIBOR	DUB	Pay	5.000%	03/18/14	GBP 52,300,000	5,808,045	40,049	5,767,996
6-Month GBP-LIBOR	GSC	Pay	5.250%	03/18/14	2,700,000	351,293	(529)	351,822
6-Month GBP-LIBOR	RBS	Pay	5.250%	03/18/14	6,300,000	819,683	(4,938)	824,621
6-Month GBP-LIBOR	MER	Pay	5.000%	06/15/16	7,800,000	835,218	234,532	600,686

Total Interest Rate Swaps						$36,650,235	($416,929)	$37,067,164

Total Swap Agreements						$48,560,671	($417,231)	$48,977,902

(n)	As of June 30, 2009, securities with total aggregate market values of $7,179,519, $4,817,381, and $11,799,906 were fully or partially segregated with broker(s)/custodian as collateral for open futures contracts, swap contracts and delayed delivery securities, respectively. In addition, $7,750,000 and $1,430,000 in cash was segregated as collateral for swap contracts and delayed delivery securities, respectively.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
MONEY MARKET PORTFOLIO
Schedule of Investments
June 30, 2009 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 101.7%

Commercial Paper - 89.4%

Abbott Laboratories
0.190% due 07/20/09	$20,000,000	$19,997,994
0.220% due 09/08/09	19,500,000	19,491,778
0.220% due 09/09/09	26,500,000	26,488,664
BASF SE (Germany)
0.350% due 10/13/09	13,750,000	13,736,097
0.400% due 07/20/09	39,000,000	38,991,767
BP Capital Markets PLC (United Kingdom)
0.380% due 11/09/09	9,900,000	9,886,311
0.495% due 07/13/09	29,500,000	29,495,132
0.500% due 07/13/09	10,000,000	9,998,333
0.620% due 08/17/09	17,000,000	16,986,239
0.720% due 10/15/09	4,250,000	4,240,990
ConocoPhillips Qatar Funding Ltd (Cayman)
0.300% due 07/07/09	3,750,000	3,749,813
0.320% due 09/16/09	21,200,000	21,185,490
0.520% due 07/09/09	29,750,000	29,746,562
Ecolab Inc
0.230% due 07/29/09	10,000,000	9,998,211
Electricite de France SA (France)
0.230% due 07/28/09	19,000,000	18,996,723
0.280% due 08/03/09	20,000,000	19,994,867
0.400% due 09/18/09	24,000,000	23,978,933
Eli Lilly & Co
0.700% due 10/06/09	24,000,000	23,954,733
Illinois Tool Works Inc
0.160% due 07/08/09	19,000,000	18,999,409
John Deere Capital Corp
0.130% due 07/01/09	23,500,000	23,500,000
John Deere Ltd (Canada)
0.220% due 07/08/09	15,750,000	15,749,326
0.230% due 07/10/09	20,600,000	20,598,816
Johnson & Johnson
0.220% due 09/21/09	49,000,000	48,975,446
0.250% due 09/29/09	20,659,000	20,646,088
JPMorgan Chase & Co
0.150% due 07/06/09	35,000,000	34,999,271
Kimberly-Clark Worldwide Inc
0.500% due 07/07/09	9,250,000	9,249,229
L’Oreal USA Inc
0.220% due 08/12/09	7,000,000	6,998,203
0.220% due 08/18/09	20,000,000	19,994,133
0.300% due 07/13/09	15,750,000	15,748,425
0.300% due 07/16/09	20,200,000	20,197,475
Medtronic Inc
0.190% due 07/22/09	22,300,000	22,297,528
0.190% due 07/29/09	7,100,000	7,098,951
Microsoft Corp
0.160% due 08/06/09	43,200,000	43,193,088
0.200% due 09/23/09	3,000,000	2,998,600
0.230% due 07/07/09	20,000,000	19,999,233
National Rural Utilities Cooperative
Finance Corp
0.250% due 07/22/09	19,500,000	19,497,156
0.330% due 09/29/09	22,500,000	22,481,438
0.350% due 10/23/09	25,000,000	24,972,292
Nestle Capital Corp
0.210% due 09/17/09	10,000,000	9,995,450
0.550% due 04/19/10	25,100,000	24,988,026
0.650% due 10/06/09	20,000,000	19,964,972
0.700% due 02/16/10	14,500,000	14,435,153
NetJets Inc
0.190% due 07/07/09	9,500,000	9,499,699
0.200% due 07/01/09	29,500,000	29,500,000
0.210% due 07/01/09	23,000,000	23,000,000
NSTAR Electric Co
0.150% due 07/28/09	5,196,000	5,195,415
PepsiCo Inc
0.180% due 07/09/09	25,000,000	24,999,000
0.190% due 07/09/09	34,000,000	33,998,564
Pfizer Inc
0.150% due 07/23/09	22,500,000	22,497,938
0.210% due 07/13/09	20,100,000	20,098,593
0.320% due 11/19/09	26,000,000	25,967,413
Praxair Inc
0.210% due 07/22/09	9,250,000	9,248,867
0.350% due 07/20/09	15,500,000	15,497,137
Procter & Gamble International Funding SCA
0.210% due 10/01/09	25,000,000	24,986,583
The Coca-Cola Co
0.370% due 12/09/09	8,250,000	8,236,349
0.400% due 12/09/09	35,500,000	35,436,494
0.550% due 07/09/09	28,000,000	27,996,578
Total Capital SA (France)
0.090% due 07/01/09	25,000,000	25,000,000
0.240% due 09/09/09	4,450,000	4,447,923
0.250% due 09/21/09	24,500,000	24,486,049
Toyota Motor Credit Corp
0.300% due 09/08/09	23,000,000	22,986,775
Unilever Capital Corp
0.210% due 07/10/09	29,500,000	29,498,451
0.210% due 08/10/09	14,000,000	13,996,733
0.220% due 09/14/09	13,000,000	12,994,042
0.220% due 09/25/09	10,000,000	9,994,744
United Parcel Service Inc
0.170% due 09/01/09	20,000,000	19,994,144

		1,308,053,836

Corporate Notes - 10.2%

Caterpillar Financial Services Corp
1.199% due 10/09/09 §	14,500,000	14,507,768
IBM International Group Capital LLC
0.901% due 09/25/09 ~ §	28,862,000	28,875,366
1.394% due 07/29/09 §	29,250,000	29,258,529
Procter & Gamble International Funding SCA
0.996% due 05/07/10 §	5,000,000	5,000,000
1.046% due 08/19/09 §	9,000,000	9,005,016
1.224% due 02/08/10 §	19,000,000	19,000,000
5.300% due 07/06/09 ~	6,500,000	6,502,007
Wal-Mart Stores Inc
4.000% due 01/15/10	3,500,000	3,564,572
4.125% due 07/01/10	778,000	804,695
6.875% due 08/10/09	33,088,000	33,263,638

		149,781,591

U.S. Treasury Bills - 2.0%

0.445% due 06/03/10	29,250,000	29,110,356

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
MONEY MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Principal
	Amount	Value
Repurchase Agreement - 0.1%

State Street Bank and Trust Co 0.010% due 07/01/09 (Dated 06/30/09, repurchase price of $1,848,001; collateralized by U.S. Treasury Bills: 0.000% due 08/06/09 and market value $1,889,811)	$1,848,000	$1,848,000

Total Short-Term Investments (Amortized Cost $1,488,793,783)		1,488,793,783

TOTAL INVESTMENTS - 101.7% (Amortized Cost $1,488,793,783)		1,488,793,783

OTHER ASSETS & LIABILITIES, NET - (1.7%)		(25,047,018)

NET ASSETS - 100.0%		$1,463,746,765

Notes to Schedule of Investments
(a)	As of June 30, 2009, the portfolio was diversified as a percentage of net assets as follows:

Commercial Paper	89.4%
Corporate Notes	10.2%
U.S. Treasury Bills	2.0%
Repurchase Agreement	0.1%

101.7%
Other Assets & Liabilities, Net	(1.7%)

100.0%

(b)	As of June 30, 2009, the portfolio’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

AAA / U.S. Government & Agency Issues	1.9%
A-1 (Short-Term Debt only)	97.1%
A	1.0%

100.0%

(c)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments
June 30, 2009 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 37.2%

Consumer Discretionary - 1.7%

Comcast Corp
5.850% due 01/15/10	$8,250,000	$8,389,359
Cox Communications Inc
4.625% due 01/15/10	5,100,000	5,124,837
Time Warner Inc
6.750% due 04/15/11	5,100,000	5,340,460
Viacom Inc
5.750% due 04/30/11	3,329,000	3,410,035

		22,264,691

Consumer Staples - 2.2%

Anheuser-Busch InBev Worldwide Inc
7.200% due 01/15/14 ~ Ж	4,125,000	4,440,880
CVS Caremark Corp
2.150% due 09/10/10 §	4,525,000	4,538,661
General Mills Inc
6.000% due 02/15/12 †	5,350,000	5,763,635
Kellogg Co
6.600% due 04/01/11	4,639,000	4,972,939
The Kroger Co
6.750% due 04/15/12	2,275,000	2,461,561
Wal-Mart Stores Inc
3.200% due 05/15/14 †	7,500,000	7,450,103

		29,627,779

Energy - 0.9%

Enterprise Products Operating LLC
4.600% due 08/01/12	4,675,000	4,711,661
6.375% due 02/01/13	2,622,000	2,735,761
The Williams Cos Inc
6.375% due 10/01/10 ~	2,500,000	2,500,480
XTO Energy Inc
5.900% due 08/01/12	2,290,000	2,429,358

		12,377,260

Financials - 22.0%

American General Finance Corp
4.875% due 05/15/10	7,000,000	5,890,654
ANZ Capital Trust Inc
4.484% ~ ±	7,125,000	6,987,936
Bank of America Corp
2.100% due 04/30/12 †	23,000,000	23,054,947
Citigroup Funding Inc
2.125% due 07/12/12	4,500,000	4,505,202
Citigroup Inc
2.125% due 04/30/12	40,000,000	40,210,280
Dexia Credit Local (France)
2.375% due 09/23/11 ~ Ж	14,700,000	14,809,721
General Electric Capital Corp
2.625% due 12/28/12	15,000,000	14,995,410
Greater Bay Bancorp
5.125% due 04/15/10	2,900,000	2,965,305
ING Capital Funding Trust III
8.439% § ±	9,575,000	6,034,002
Kreditanstalt fuer Wiederaufbau (Germany)
3.750% due 06/27/11	40,400,000	42,252,582
4.750% due 05/15/12	16,000,000	17,174,992
LeasePlan Corp NV (Netherlands)
3.000% due 05/07/12 ~	7,000,000	7,032,242
Merrill Lynch & Co Inc
6.050% due 08/15/12	3,300,000	3,311,963
Morgan Stanley
5.050% due 01/21/11	8,250,000	8,415,932
Rabobank Nederland NV (Netherlands)
4.200% due 05/13/14 ~ Ж	4,325,000	4,320,104
Societe Financement de I’Economie Francaise (France)
2.000% due 02/25/11 ~	9,200,000	9,268,347
Suncorp-Metway Ltd (Australia)
2.381% due 04/15/11 ~ §	31,700,000	31,666,683
The Bear Stearns Cos LLC
6.950% due 08/10/12	12,100,000	13,163,808
The Charles Schwab Corp
4.950% due 06/01/14	3,175,000	3,234,417
The Royal Bank of Scotland Group PLC (United Kingdom)
2.625% due 05/11/12 ~	15,700,000	15,761,850
9.118% ±	2,650,000	2,160,084
Wachovia Capital Trust III
5.800% § ±	2,425,000	1,455,495
Wachovia Corp
5.500% due 05/01/13	4,550,000	4,705,810
Waddell & Reed Financial Inc
5.600% due 01/15/11	4,350,000	4,360,827
WEA Finance LLC
5.400% due 10/01/12 ~	2,125,000	2,041,114

		289,779,707

Health Care - 1.3%

Merck & Co Inc
1.875% due 06/30/11	2,700,000	2,705,290
Roche Holdings Inc
5.000% due 03/01/14 † ~	6,175,000	6,467,831
UnitedHealth Group Inc
5.125% due 11/15/10	7,725,000	7,996,688

		17,169,809

Industrials - 0.8%

John Deere Capital Corp
5.400% due 04/07/10	10,250,000	10,585,175

Information Technology - 0.7%

Hewlett-Packard Co
2.250% due 05/27/11	9,400,000	9,434,385

Telecommunication Services - 5.7%

AT&T Inc
5.300% due 11/15/10	8,000,000	8,309,288
BellSouth Corp
4.950% due 04/26/10 ~	15,900,000	16,247,876
Deutsche Telekom International Finance BV (Netherlands)
8.500% due 06/15/10	7,800,000	8,205,460
France Telecom SA (France)
7.750% due 03/01/11	4,700,000	5,085,832
Rogers Communications Inc (Canada)
5.500% due 03/15/14	1,175,000	1,220,341
6.250% due 06/15/13	1,250,000	1,327,006
6.375% due 03/01/14	3,250,000	3,488,219
7.875% due 05/01/12	471,000	508,088
Telefonica Europe BV (Netherlands)
7.750% due 09/15/10	2,600,000	2,743,718
Verizon Wireless Capital LLC
3.750% due 05/20/11 ~	20,450,000	20,881,107
Vodafone Group PLC (United Kingdom)
5.350% due 02/27/12	6,300,000	6,642,033

		74,658,968

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Principal
	Amount	Value
Utilities - 1.9%

Commonwealth Edison Co
4.740% due 08/15/10	$4,425,000	$4,479,751
Duke Energy Corp
6.300% due 02/01/14	6,018,000	6,505,807
FirstEnergy Corp
6.450% due 11/15/11	2,700,000	2,820,183
MidAmerican Energy Holdings Co
5.000% due 02/15/14	7,054,000	7,340,371
NiSource Finance Corp
7.875% due 11/15/10	50,000	51,661
Progress Energy Inc
6.050% due 03/15/14	3,448,000	3,630,554

		24,828,327

Total Corporate Bonds & Notes (Cost $490,476,056)		490,726,101

MORTGAGE-BACKED SECURITIES - 33.5%

Collateralized Mortgage Obligations — Commercial - 2.6%

CS First Boston Mortgage Securities Corp
6.530% due 06/15/34 "	20,000,000	20,523,804
CS First Boston Mortgage Securities Corp (IO)
1.760% due 11/15/36 ~ " § Ж	17,037,456	71,661
1.879% due 05/15/38 ~ " § Ж	12,009,790	188,466
JPMorgan Chase Commercial Mortgage Securities Corp
4.738% due 07/15/42 "	16,000,000	13,584,448
Prudential Commercial Mortgage Trust (IO)
1.590% due 02/11/36 ~ " § Ж	25,183,414	571,599

		34,939,978

Collateralized Mortgage Obligations — Residential - 8.0%

Adjustable Rate Mortgage Trust
4.987% due 04/25/35 " §	822,567	560,407
Banc of America Mortgage Securities Inc
3.869% due 05/25/34 " §	453,690	402,653
Bear Stearns Adjustable Rate Mortgage Trust
4.271% due 04/25/34 " §	923,159	792,474
4.808% due 11/25/34 " §	2,878,636	2,385,898
Bear Stearns Alt-A Trust
0.664% due 01/25/35 " §	3,401,279	1,667,492
0.954% due 04/25/34 " §	982,875	578,421
Chase Mortgage Finance Corp
4.141% due 02/25/37 " §	1,338,588	1,138,170
4.564% due 02/25/37 " §	3,270,710	2,830,894
4.595% due 02/25/37 " §	3,943,554	3,571,752
4.747% due 02/25/37 " §	7,332,911	6,422,554
4.826% due 02/25/37 " §	5,183,873	4,348,352
Countrywide Home Loan Mortgage Pass-Through Trust
4.515% due 11/20/34 " §	1,016,447	665,695
5.269% due 02/19/34 " §	3,310,405	2,794,372
5.420% due 08/25/33 " §	48,793	36,777
CS First Boston Mortgage Securities Corp
1.274% due 01/25/33 " §	3,593	3,580
Fannie Mae
1.154% due 04/25/48 " §	15,427,384	15,345,557
1.264% due 10/25/31 " §	4,313,584	4,344,606
5.000% due 01/25/25 "	2,561,916	2,596,328
First Horizon Asset Securities Inc
4.750% due 12/25/34 " §	357,305	315,817
Freddie Mac
0.000% due 05/15/36 - 03/15/37 " § Ж	4,437,786	4,083,804
7.000% due 09/15/30 "	2,587,431	2,767,431
Harborview Mortgage Loan Trust
0.655% due 06/20/35 " §	1,526,405	760,202
Impac CMB Trust
0.564% due 10/25/35 " §	3,176,149	1,382,482
Impac Secured Assets CMN Owner Trust
0.564% due 03/25/36 " §	4,807,420	1,951,145
JPMorgan Mortgage Trust
4.140% due 07/25/35 " §	1,279,520	1,095,088
4.254% due 07/25/35 " §	4,310,188	3,650,218
4.773% due 07/25/35 " §	3,900,273	3,321,479
MASTR Adjustable Rate Mortgages Trust
0.694% due 11/25/34 " §	31,419	21,993
3.726% due 09/25/34 " §	962,181	560,000
Merrill Lynch Mortgage Investors Inc
4.606% due 07/25/33 " §	104,652	88,040
5.155% due 12/25/35 " §	5,582,000	2,761,052
Sequoia Mortgage Trust
1.971% due 11/20/34 " §	1,075,963	733,997
Structured Adjustable Rate Mortgage Loan Trust
0.654% due 08/25/35 " §	654,866	347,655
3.733% due 06/25/34 " §	4,906,841	4,065,872
3.766% due 05/25/34 " §	1,328,775	1,067,064
3.823% due 05/25/34 " §	421,586	347,080
4.639% due 03/25/34 " §	223,922	185,061
5.006% due 02/25/34 " §	79,951	61,158
5.192% due 09/25/34 " §	596,317	447,735
5.355% due 11/25/34 " §	2,627,044	1,904,391
Structured Asset Securities Corp
4.036% due 11/25/33 " §	1,185,773	993,571
4.452% due 09/25/33 " §	1,857,010	1,390,043
4.982% due 07/25/33 " §	638,622	550,686
Washington Mutual Mortgage
Pass-Through Certificates
0.604% due 07/25/45 " §	5,325,192	2,445,563
0.634% due 08/25/45 " §	3,367,998	1,831,952
2.180% due 11/25/46 " §	12,776,411	4,618,974
3.144% due 06/25/34 " §	1,630,328	1,431,267
4.830% due 09/25/35 " §	9,000,000	4,965,045
Washington Mutual MSC Mortgage Pass-Through Certificates
7.000% due 03/25/34 "	1,931,772	1,867,560
Wells Fargo Mortgage-Backed Securities Trust
4.076% due 10/25/35 " §	3,536,735	3,051,238

		105,550,645

Fannie Mae - 13.5%

2.617% due 04/01/34 " §	3,602,560	3,625,819
3.110% due 02/01/34 " §	5,533,895	5,521,116
3.293% due 06/01/35 " §	3,325,427	3,352,193
3.409% due 01/01/34 " §	7,620,868	7,613,610
3.472% due 05/01/35 " §	7,657,031	7,747,931
3.547% due 02/01/33 " §	1,139,694	1,139,536
3.638% due 06/01/33 " §	2,815,598	2,816,395
3.664% due 05/01/35 " §	1,957,305	2,013,124
3.750% due 05/01/33 " §	60,633	61,293
4.000% due 11/01/13 "	5,291,849	5,439,149
4.017% due 05/01/33 " §	3,289,115	3,388,080
4.184% due 08/01/35 " §	6,127,642	6,294,935
4.297% due 07/01/35 " §	6,343,913	6,545,140
4.312% due 03/01/35 " §	1,839,078	1,849,633
4.336% due 01/01/35 " §	1,808,379	1,870,514
4.427% due 02/01/33 " §	598,259	617,816
4.500% due 06/01/18 - 02/01/24 "	2,030,565	2,082,507
4.568% due 07/01/35 " §	10,291,256	10,413,995
4.578% due 01/01/35 " §	3,831,290	3,952,731
4.582% due 04/01/35 " §	3,055,485	3,163,239
4.654% due 12/01/33 " §	3,409,906	3,515,976
4.681% due 04/01/33 " §	1,162,597	1,202,200
4.736% due 08/01/35 " §	9,186,572	9,377,591

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Principal
	Amount	Value
4.768% due 07/01/35 " §	$3,642,547	$3,735,073
4.827% due 11/01/35 " §	3,222,098	3,336,120
4.871% due 12/01/33 " §	3,754,241	3,879,514
4.879% due 02/01/34 " §	2,753,446	2,851,990
4.926% due 07/01/35 " §	4,959,054	5,142,716
4.943% due 06/01/35 " §	5,109,458	5,220,726
4.960% due 10/01/34 " §	2,739,742	2,820,714
5.096% due 12/01/35 " §	3,005,502	3,119,800
5.457% due 08/01/33 " §	5,381,065	5,528,510
5.500% due 04/01/11 - 07/01/38 "	31,932,757	33,698,285
6.000% due 01/01/18 - 01/01/39 "	8,229,883	8,709,492
6.500% due 05/01/33 "	3,739,338	4,009,928
7.000% due 05/01/33 - 06/01/33 "	1,645,274	1,785,363

		177,442,754

Freddie Mac - 7.1%

3.670% due 03/01/35 " §	2,541,303	2,608,411
4.000% due 02/01/14 - 04/01/14 "	9,142,689	9,254,178
4.330% due 08/01/35 " §	6,254,519	6,331,992
4.375% due 02/01/35 " §	3,342,521	3,426,807
4.385% due 03/01/35 " §	2,142,816	2,213,481
4.500% due 04/01/18 - 08/01/20 "	6,699,966	6,945,695
4.778% due 02/01/34 " §	5,900,898	6,095,467
4.903% due 09/01/35 " §	8,921,185	9,176,774
4.959% due 12/01/35 " §	6,947,586	7,097,746
5.500% due 02/01/12 - 11/01/21 "	29,160,878	30,786,039
6.000% due 04/01/33 - 02/01/39 "	9,558,773	10,049,226

		93,985,816

Government National Mortgage Association - 2.3%

2.750% due 01/20/35 " §	6,002,496	5,984,586
4.250% due 07/20/34 " §	5,711,451	5,835,200
4.500% due 09/20/34 " §	3,018,837	3,073,097
5.500% due 07/15/20 "	2,691,315	2,849,682
6.000% due 01/15/22 "	12,336,168	13,175,105

		30,917,670

Total Mortgage-Backed Securities (Cost $471,754,145)		442,836,863

ASSET-BACKED SECURITIES - 3.1%

Chase Issuance Trust
1.111% due 06/15/12 " §	15,000,000	15,018,266
4.960% due 09/17/12 "	17,000,000	17,605,987
Countrywide Home Equity Loan Trust
0.539% due 12/15/29 " §	504,355	295,067
0.539% due 04/15/30 " §	1,051,770	419,141
0.579% due 10/15/28 " §	741,668	363,455
0.579% due 06/15/29 " §	657,207	290,799
GMAC Mortgage Corp Loan Trust
7.000% due 09/25/37 "	2,604,114	1,283,347
HFC Home Equity Loan Asset-Backed Certificates
0.665% due 09/20/33 " §	2,080,912	1,557,773
1.515% due 11/20/36 " §	5,851,735	3,849,493

Total Asset-Backed Securities (Cost $45,494,323)		40,683,328

U.S. GOVERNMENT AGENCY ISSUES - 16.2%

Fannie Mae
2.000% due 03/02/11 †	15,800,000	15,918,642
4.680% due 06/15/11	35,700,000	38,021,536
Freddie Mac
2.000% due 02/25/11 †	71,000,000	71,505,236
2.050% due 03/09/11 †	53,000,000	53,445,412
2.125% due 03/16/11	21,500,000	21,673,849
2.500% due 03/23/12	12,500,000	12,585,900

Total U.S. Government Agency Issues (Cost $210,316,338)		213,150,575

U.S. TREASURY OBLIGATIONS - 6.6%

U.S. Treasury Inflation Protected Securities - 6.6%

0.875% due 04/15/10 † ^	36,016,320	36,050,103
4.250% due 01/15/10 † ^ ‡	49,425,870	50,414,387

		86,464,490

Total U.S. Treasury Obligations (Cost $84,475,073)		86,464,490

FOREIGN GOVERNMENT BONDS & NOTES - 0.5%

Japan Finance Corp (Japan)
2.000% due 06/24/11	6,200,000	6,215,339

Total Foreign Government Bonds & Notes (Cost $6,193,235)		6,215,339

SHORT-TERM INVESTMENTS - 3.2%

Commercial Paper - 1.5%

Variable Funding Capital Co LLC
2.000% due 10/21/09	20,000,000	19,939,644

Repurchase Agreements - 1.7%

Fixed Income Clearing Corp 0.010% due 07/01/09 (Dated 06/30/09, repurchase price of $1,006,000; collateralized by Federal Home Loan Bank: 0.000% due 03/31/10 and market value $1,026,138)	1,006,000	1,006,000
UBS Securities Inc 0.110% due 07/01/09 (Dated 06/30/09, repurchase price of $22,000,067; collateralized by Fannie Mae: 5.162% - 5.736% due 10/01/37 - 08/01/38 and market value $22,440,492)	22,000,000	22,000,000

		23,006,000

Total Short-Term Investments (Cost $42,945,644)		42,945,644

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.3% (Cost $1,351,654,814)		1,323,022,340

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 15.2%

BNY Mellon SL DBT II Liquidating Fund
0.806% + Δ □ Ω	180,931,613	$177,132,049
Mellon GSL DBT II Collateral Fund
0.335% Δ	23,067,280	23,067,280
Mellon GSL Reinvestment Trust II
0.000% + □ ¤ Ж	6,391,796	63,918

Total Securities Lending Collateral (Cost $210,390,688)		200,263,247

TOTAL INVESTMENTS - 115.5% (Cost $1,562,045,502)		1,523,285,587

OTHER ASSETS & LIABILITIES, NET - (15.5%)		(204,708,852)

NET ASSETS - 100.0%		$1,318,576,735

Notes to Schedule of Investments
(a)	As of June 30, 2009, the portfolio was diversified as a percentage of net assets as follows:

Corporate Bonds & Notes	37.2%
Mortgage-Backed Securities	33.5%
Short-Term Investments & Securities Lending Collateral	18.4%
U.S. Government Agency Issues	16.2%
U.S. Treasury Obligations	6.6%
Asset-Backed Securities	3.1%
Foreign Government Bonds & Notes	0.5%

115.5%
Other Assets & Liabilities, Net	(15.5%)

100.0%

(b)	As of June 30, 2009, the portfolio’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

AAA / U.S. Government & Agency Issues	75.2%
A-1 (Short-Term Debt only)	1.7%
AA	3.3%
A	10.2%
BBB	8.1%
BB	0.3%
Not Rated	1.2%

100.0%

(c)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(d)	Securities with a total aggregate market value of $177,195,967 or 13.4% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(e)	Securities with a total aggregate market value of $63,918 or less than 0.1% of the net assets were in default as of June 30, 2009.

(f)	2.2% of the portfolio’s net assets (not including securities in the BNY Mellon SL DBT II Liquidating Fund. See Note 18 in Notes to Financial Statements.) were reported illiquid by the portfolio manager under the Fund’s policy.

(g)	Open futures contracts outstanding as of June 30, 2009 were as follows:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

Eurodollar (07/09)	105	$105,000,000	$8,194
Eurodollar (08/09)	105	105,000,000	10,336
Eurodollar (09/09)	332	332,000,000	447,397
Eurodollar (12/09)	512	512,000,000	613,070
Eurodollar (03/10)	212	212,000,000	(5,761)
Eurodollar (06/10)	106	106,000,000	(2,915)
Eurodollar (09/11)	133	133,000,000	(5,320)
Eurodollar (12/11)	133	133,000,000	(3,657)
U.S. Treasury 2-Yr Notes (09/09)	1,783	356,600,000	(797,312)

Short Futures Outstanding

U.S. Treasury 10-Yr Notes (09/09)	349	34,900,000	(660,743)
U.S. Treasury 30-Yr Bonds (09/09)	115	11,500,000	(321,636)

			($718,347)

(h)	As of June 30, 2009, securities with a total aggregate market value of $2,448,000 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
AMERICAN FUNDS® GROWTH PORTFOLIO
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
MUTUAL FUND - 100.0%

American Funds Insurance Series® Growth Fund - Class 1	20,313,783	$767,657,862

TOTAL INVESTMENTS - 100.0% (Cost $1,188,179,158)		767,657,862

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(253,541)

NET ASSETS - 100.0%		$767,404,321

Note to Schedule of Investments
(a)	As of June 30, 2009, the portfolio was diversified as a percentage of net assets as follows:

Mutual Fund	100.0%
Other Assets & Liabilities, Net	(0.0%)

100.0%

PACIFIC SELECT FUND
AMERICAN FUNDS® GROWTH-INCOME PORTFOLIO
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
MUTUAL FUND - 100.0%

American Funds Insurance Series® Growth-Income Fund - Class 1	48,443,399	$1,262,919,420

TOTAL INVESTMENTS - 100.0% (Cost $1,889,029,261)		1,262,919,420

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(618,602)

NET ASSETS - 100.0%		$1,262,300,818

Note to Schedule of Investments
(a)	As of June 30, 2009, the portfolio was diversified as a percentage of net assets as follows:

Mutual Fund	100.0%
Other Assets & Liabilities, Net	(0.0%)

100.0%

American Funds Growth and American Funds Growth-Income Portfolios (each a “Feeder Portfolio”, collectively “the Feeder Portfolios”) invest substantially all of their assets in Class 1 shares of the Growth and Growth-Income Funds of the American Funds Insurance Series, respectively, (each a “Master Fund”, collectively “the Master Funds”). (See Note 1 to Financial Statements). Each Feeder Portfolio has an investment objective that is consistent with its corresponding Master Fund. The financial statements of the Master Funds, including the Schedule of Investments, are provided separately and should be read in conjunction with the Feeder Portfolios’ financial statements.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
COMSTOCK PORTFOLIO
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.6%

Consumer Discretionary - 18.2%

Comcast Corp ‘A’	4,549,904	$65,928,109
J.C. Penney Co Inc †	491,800	14,119,578
Liberty Media Corp — Entertainment ‘A’ *	975,760	26,101,580
Liberty Media Corp — Interactive ‘A’ * †	1,511,525	7,572,740
Lowe’s Cos Inc	741,100	14,384,751
Macy’s Inc	1,036,840	12,193,238
News Corp ‘B’ †	2,573,900	27,206,123
Target Corp	165,400	6,528,338
The Home Depot Inc †	656,600	15,515,458
Time Warner Cable Inc	501,463	15,881,333
Time Warner Inc †	1,733,866	43,676,085
Viacom Inc ‘B’ *	2,990,900	67,893,430

		317,000,763

Consumer Staples - 15.3%

Altria Group Inc	814,200	13,344,738
Cadbury PLC ADR (United Kingdom)	1,411,476	48,554,774
CVS Caremark Corp	690,900	22,018,983
Dr Pepper Snapple Group Inc *	649,132	13,755,107
Kimberly-Clark Corp	110,600	5,798,758
Kraft Foods Inc ‘A’	1,458,779	36,965,460
Philip Morris International Inc	420,700	18,350,934
The Coca-Cola Co	569,400	27,325,506
The Procter & Gamble Co	98,300	5,023,130
Unilever NV ‘NY’ (Netherlands)	1,504,900	36,388,482
Wal-Mart Stores Inc	784,400	37,996,336

		265,522,208

Energy - 3.7%

BP PLC ADR † (United Kingdom)	211,500	10,084,320
Chevron Corp	136,900	9,069,625
ConocoPhillips	243,100	10,224,786
Halliburton Co	1,029,600	21,312,720
Total SA ADR (France)	249,600	13,535,808

		64,227,259

Financials - 18.9%

Aflac Inc	195,400	6,074,986
Bank of America Corp	1,362,213	17,981,212
Berkshire Hathaway Inc ‘B’ *	4,773	13,821,319
JPMorgan Chase & Co	1,393,900	47,545,929
MetLife Inc	661,500	19,851,615
The Bank of New York Mellon Corp	1,358,254	39,810,425
The Chubb Corp	1,988,440	79,298,987
The Goldman Sachs Group Inc	88,300	13,018,952
The PNC Financial Services Group Inc	435,100	16,886,231
The Travelers Cos Inc	915,900	37,588,536
Torchmark Corp	354,300	13,123,272
U.S. Bancorp	567,600	10,171,392
Wells Fargo & Co	592,500	14,374,050

		329,546,906

Health Care - 16.0%

Abbott Laboratories	268,200	12,616,128
Boston Scientific Corp * †	2,228,200	22,593,948
Bristol-Myers Squibb Co	1,945,400	39,511,074
Cardinal Health Inc	1,019,500	31,145,725
Eli Lilly & Co	609,200	21,102,688
GlaxoSmithKline PLC ADR † (United Kingdom)	223,400	7,894,956
Pfizer Inc	2,335,300	35,029,500
Roche Holding AG ADR (Switzerland)	357,000	12,177,270
Schering-Plough Corp	1,813,100	45,545,072
UnitedHealth Group Inc	388,800	9,712,224
WellPoint Inc *	240,000	12,213,600
Wyeth	646,900	29,362,791

		278,904,976

Industrials - 1.6%

Emerson Electric Co	267,000	8,650,800
General Electric Co	1,563,702	18,326,588

		26,977,388

Information Technology - 13.1%

Accenture Ltd ‘A’ (Bermuda)	254,900	8,528,954
Cisco Systems Inc *	1,169,400	21,797,616
Cognex Corp	50,300	710,739
Computer Sciences Corp *	109,700	4,859,710
Dell Inc *	2,880,556	39,550,034
eBay Inc * †	2,853,200	48,875,316
Flextronics International Ltd * (Singapore)	132,000	542,520
Hewlett-Packard Co	502,900	19,437,085
Intel Corp	1,331,600	22,037,980
International Business Machines Corp	218,900	22,857,538
KLA-Tencor Corp	559,300	14,122,325
Microsoft Corp	581,800	13,829,386
The Western Union Co	261,900	4,295,160
Yahoo! Inc *	448,200	7,018,812

		228,463,175

Materials - 5.8%

Alcoa Inc †	2,190,100	22,623,733
E.I. du Pont de Nemours & Co	729,167	18,681,259
International Paper Co †	3,989,448	60,360,348

		101,665,340

Telecommunication Services - 4.0%

AT&T Inc	1,035,200	25,714,368
Verizon Communications Inc	1,422,500	43,713,425

		69,427,793

Total Common Stocks (Cost $2,085,892,773)		1,681,735,808

	Principal
	Amount
SHORT-TERM INVESTMENT - 3.4%

Repurchase Agreement - 3.4%

Fixed Income Clearing Corp 0.010% due 07/01/09 (Dated 06/30/09, repurchase price of $58,238,016; collateralized by Federal Home Loan Bank: 0.800% due 04/30/10 and market value $58,538,700; and Freddie Mac: 2.875% due 04/30/10 and market value $866,125)	$58,238,000	58,238,000

Total Short-Term Investment (Cost $58,238,000)		58,238,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.0% (Cost $2,144,130,773)		1,739,973,808

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
COMSTOCK PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.1%

BNY Mellon SL DBT II Liquidating Fund
0.806% + Δ □ Ω	32,149,755	$31,474,610
Mellon GSL DBT II Collateral Fund
0.335% Δ	5,782,554	5,782,554
Mellon GSL Reinvestment Trust II
0.000% + □ ¤ Ж	1,348,734	13,487

Total Securities Lending Collateral (Cost $39,281,043)		37,270,651

TOTAL INVESTMENTS - 102.1% (Cost $2,183,411,816)		1,777,244,459

OTHER ASSETS & LIABILITIES, NET - (2.1%)		(36,338,247)

NET ASSETS - 100.0%		$1,740,906,212

Notes to Schedule of Investments
(a)	As of June 30, 2009, the portfolio was diversified as a percentage of net assets as follows:

Financials	18.9%
Consumer Discretionary	18.2%
Health Care	16.0%
Consumer Staples	15.3%
Information Technology	13.1%
Materials	5.8%
Short-Term Investment & Securities Lending Collateral	5.5%
Telecommunication Services	4.0%
Energy	3.7%
Industrials	1.6%

102.1%
Other Assets & Liabilities, Net	(2.1%)

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Securities with a total aggregate market value of $31,488,097 or 1.8% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(d)	Securities with a total aggregate market value of $13,487 or less than 0.1% of the net assets were in default as of June 30, 2009.

(e)	Less than 0.1% of the portfolio’s net assets (not including securities in the BNY Mellon SL DBT II Liquidating Fund. See Note 18 in Notes to Financial Statements.) were reported illiquid by the portfolio manager under the Fund’s policy.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
DIVERSIFIED RESEARCH PORTFOLIO
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.8%

Consumer Discretionary - 10.4%

Apollo Group Inc ‘A’ *	38,600	$2,745,232
BorgWarner Inc †	165,900	5,665,485
Carnival Corp (Panama)	101,800	2,623,386
CBS Corp ‘B’	140,900	975,028
Comcast Corp ‘A’	198,400	2,874,816
Gannett Co Inc †	449,200	1,603,644
Hanesbrands Inc * †	126,712	1,901,947
Johnson Controls Inc	193,700	4,207,164
Lowe’s Cos Inc	108,900	2,113,749
Nordstrom Inc †	65,400	1,300,806
Strayer Education Inc †	13,200	2,879,052
Target Corp	152,800	6,031,016
The Home Depot Inc †	109,300	2,582,759
Time Warner Cable Inc	28,369	898,446
Urban Outfitters Inc * †	133,000	2,775,710
Viacom Inc ‘B’ *	67,100	1,523,170

		42,701,410

Consumer Staples - 12.7%

Alberto-Culver Co	91,200	2,319,216
Colgate-Palmolive Co	57,800	4,088,772
Costco Wholesale Corp †	41,200	1,882,840
General Mills Inc	146,200	8,190,124
Kraft Foods Inc ‘A’	227,856	5,773,871
PepsiCo Inc	138,000	7,584,480
Philip Morris International Inc	188,000	8,200,560
The Coca-Cola Co	110,600	5,307,694
The Procter & Gamble Co	91,500	4,675,650
Wal-Mart Stores Inc	90,700	4,393,508

		52,416,715

Energy - 9.7%

Chevron Corp	209,190	13,858,838
Devon Energy Corp	33,300	1,814,850
Diamond Offshore Drilling Inc †	30,200	2,508,110
EOG Resources Inc	30,000	2,037,600
Royal Dutch Shell PLC ADR (United Kingdom)	265,200	13,310,388
Schlumberger Ltd (Netherlands)	72,100	3,901,331
Transocean Ltd * (Switzerland)	30,600	2,273,274

		39,704,391

Financials - 13.1%

ACE Ltd (Switzerland)	35,100	1,552,473
Berkshire Hathaway Inc ‘A’ *	25	2,250,000
CME Group Inc	6,100	1,897,771
JPMorgan Chase & Co	305,224	10,411,191
Plum Creek Timber Co Inc REIT †	60,100	1,789,778
RenaissanceRe Holdings Ltd (Bermuda)	58,300	2,713,282
State Street Corp	35,100	1,656,720
The Allstate Corp	93,800	2,288,720
The Bank of New York Mellon Corp	88,700	2,599,797
The Charles Schwab Corp	168,100	2,948,474
The Goldman Sachs Group Inc	141,000	20,789,040
The Progressive Corp *	200,200	3,025,022

		53,922,268

Health Care - 15.3%

Allergan Inc	167,480	7,968,698
Baxter International Inc	96,000	5,084,160
Biogen Idec Inc * †	112,100	5,061,315
Cardinal Health Inc	33,900	1,035,645
Celgene Corp *	218,900	10,472,176
Cerner Corp * †	94,400	5,880,176
DaVita Inc *	127,400	6,301,204
Gilead Sciences Inc * †	111,500	5,222,660
Johnson & Johnson	54,200	3,078,560
Medtronic Inc	113,200	3,949,548
Merck & Co Inc	39,300	1,098,828
Schering-Plough Corp	42,000	1,055,040
Shire Ltd ADR (United Kingdom)	159,900	6,632,652

		62,840,662

Industrials - 9.8%

Danaher Corp †	49,900	3,080,826
Delta Air Lines Inc *	436,100	2,525,019
Emerson Electric Co	58,500	1,895,400
FedEx Corp	83,300	4,633,146
First Solar Inc * †	20,900	3,388,308
Fluor Corp	68,900	3,533,881
General Electric Co	184,000	2,156,480
Illinois Tool Works Inc †	70,000	2,613,800
Iron Mountain Inc *	132,900	3,820,875
Jacobs Engineering Group Inc *	45,800	1,927,722
Monster Worldwide Inc * †	92,600	1,093,606
Norfolk Southern Corp	119,600	4,505,332
Parker-Hannifin Corp	66,500	2,856,840
United Parcel Service Inc ‘B’	48,300	2,414,517

		40,445,752

Information Technology - 15.4%

Adobe Systems Inc *	73,700	2,085,710
Agilent Technologies Inc *	183,600	3,728,916
Apple Inc *	64,100	9,129,763
Cisco Systems Inc *	175,600	3,273,184
Google Inc ‘A’ *	21,900	9,232,821
Jabil Circuit Inc	490,400	3,638,768
Juniper Networks Inc *	211,400	4,989,040
Maxim Integrated Products Inc	190,600	2,990,514
NetApp Inc * †	313,100	6,174,332
Oracle Corp	127,100	2,722,482
Paychex Inc	28,600	720,720
QUALCOMM Inc	117,400	5,306,480
Research In Motion Ltd * (Canada)	30,100	2,138,605
Visa Inc ‘A’ †	94,300	5,871,118
Yahoo! Inc *	89,000	1,393,740

		63,396,193

Materials - 4.9%

Air Products & Chemicals Inc	28,200	1,821,438
Allegheny Technologies Inc	97,600	3,409,168
Barrick Gold Corp (NYSE) (Canada)	68,800	2,308,240
Cliffs Natural Resources Inc	45,700	1,118,279
Monsanto Co	21,800	1,620,612
Nucor Corp	58,400	2,594,712
Potash Corp of Saskatchewan Inc (Canada)	28,000	2,605,400
The Dow Chemical Co	164,600	2,656,644
Vulcan Materials Co	48,500	2,090,350

		20,224,843

Telecommunication Services - 4.0%

American Tower Corp ‘A’ *	344,800	10,871,544
AT&T Inc	147,800	3,671,352
tw telecom Inc * †	174,285	1,789,907

		16,332,803

Utilities - 1.5%

American Water Works Co Inc	123,600	2,361,996
Edison International	61,400	1,931,644
Sempra Energy	37,500	1,861,125

		6,154,765

Total Common Stocks (Cost $433,442,108)		398,139,802

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
DIVERSIFIED RESEARCH PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 3.7%

Repurchase Agreement - 3.7%

Fixed Income Clearing Corp 0.010% due 07/01/09 (Dated 06/30/09, repurchase price of $15,321,004; collateralized by Freddie Mac: 2.875% due 04/30/10 and market value $15,631,250)	$15,321,000	$15,321,000

Total Short-Term Investment (Cost $15,321,000)		15,321,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.5% (Cost $448,763,108)		413,460,802

	Shares
SECURITIES LENDING COLLATERAL - 7.8%

BNY Mellon SL DBT II Liquidating Fund
0.806% + Δ □ Ω	22,909,633	22,428,531
Mellon GSL DBT II Collateral Fund
0.335% Δ	9,459,676	9,459,676
Mellon GSL Reinvestment Trust II
0.000% + □ ¤ Ж	2,434,696	24,347

Total Securities Lending Collateral (Cost $34,804,005)		31,912,554

TOTAL INVESTMENTS - 108.3% (Cost $483,567,113)		445,373,356

OTHER ASSETS & LIABILITIES, NET - (8.3%)		(34,249,917)

NET ASSETS - 100.0%		$411,123,439

Notes to Schedule of Investments
(a)	As of June 30, 2009, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	15.4%
Health Care	15.3%
Financials	13.1%
Consumer Staples	12.7%
Short-Term Investment & Securities Lending Collateral	11.5%
Consumer Discretionary	10.4%
Industrials	9.8%
Energy	9.7%
Materials	4.9%
Telecommunications Services	4.0%
Utilities	1.5%

108.3%
Other Assets & Liabilities, Net	(8.3%)

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Securities with a total aggregate market value of $22,452,878 or 5.5% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(d)	Securities with a total aggregate market value of $24,347 or less than 0.1% of the net assets were in default as of June 30, 2009.

(e)	Less than 0.1% of the portfolio’s net assets (not including securities in the BNY Mellon SL DBT II Liquidating Fund. See Note 18 in Notes to Financial Statements.) were reported illiquid by the portfolio manager under the Fund’s policy.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
EQUITY PORTFOLIO
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.0%

Consumer Discretionary - 8.9%

Apollo Group Inc ‘A’ *	3,600	$256,032
Best Buy Co Inc †	19,800	663,102
Johnson Controls Inc †	30,600	664,632
Lowe’s Cos Inc	82,500	1,601,325
Omnicom Group Inc	14,700	464,226
Target Corp	111,760	4,411,167
The Home Depot Inc †	22,300	526,949
The Walt Disney Co	19,700	459,601
Time Warner Cable Inc	17,904	567,020
Time Warner Inc	23,703	597,079
Urban Outfitters Inc *	17,900	373,573
Viacom Inc ‘B’ *	46,900	1,064,630

		11,649,336

Consumer Staples - 9.5%

Avon Products Inc †	32,600	840,428
Colgate-Palmolive Co	9,700	686,178
Costco Wholesale Corp	25,000	1,142,500
Energizer Holdings Inc * †	9,800	511,952
PepsiCo Inc	71,800	3,946,128
Philip Morris International Inc	31,300	1,365,306
The Procter & Gamble Co	24,400	1,246,840
Wal-Mart Stores Inc	56,100	2,717,484

		12,456,816

Energy - 4.9%

Baker Hughes Inc	9,100	331,604
Diamond Offshore Drilling Inc †	14,700	1,220,835
EOG Resources Inc	8,700	590,904
Marathon Oil Corp	47,100	1,419,123
Schlumberger Ltd (Netherlands)	51,400	2,781,254

		6,343,720

Financials - 8.3%

Berkshire Hathaway Inc ‘A’ *	7	630,000
CME Group Inc	1,200	373,332
Hudson City Bancorp Inc	85,800	1,140,282
JPMorgan Chase & Co	34,300	1,169,973
RenaissanceRe Holdings Ltd (Bermuda)	20,800	968,032
The Charles Schwab Corp	18,000	315,720
The Goldman Sachs Group Inc	34,600	5,101,424
The Progressive Corp *	81,200	1,226,932

		10,925,695

Health Care - 18.5%

Allergan Inc	36,800	1,750,944
Baxter International Inc	39,500	2,091,920
Biogen Idec Inc * †	29,200	1,318,380
Celgene Corp *	81,700	3,908,528
Cerner Corp * †	98,300	6,123,107
DaVita Inc *	42,800	2,116,888
Gilead Sciences Inc *	36,600	1,714,344
Health Net Inc *	18,400	286,120
Medtronic Inc	62,900	2,194,581
Shire Ltd ADR † (United Kingdom)	41,200	1,708,976
Teva Pharmaceutical Industries Ltd ADR (Israel)	19,336	954,038

		24,167,826

Industrials - 12.0%

Danaher Corp †	38,400	2,370,816
Emerson Electric Co	18,200	589,680
FedEx Corp	5,600	311,472
First Solar Inc * †	18,500	2,999,220
Fluor Corp	46,200	2,369,598
General Electric Co	49,700	582,484
Illinois Tool Works Inc	46,200	1,725,108
Iron Mountain Inc * †	54,200	1,558,250
Monster Worldwide Inc * †	59,900	707,419
Southwest Airlines Co	83,064	559,021
SunPower Corp ‘A’ * †	19,900	530,136
United Parcel Service Inc ‘B’	19,000	949,810
W.W. Grainger Inc †	6,000	491,280

		15,744,294

Information Technology - 28.9%

Adobe Systems Inc *	60,800	1,720,640
Agilent Technologies Inc *	20,886	424,195
Altera Corp	40,800	664,224
Apple Inc *	22,300	3,176,189
Broadcom Corp ‘A’ *	74,400	1,844,376
Brocade Communications Systems Inc *	115,400	902,428
Cisco Systems Inc *	198,330	3,696,871
eBay Inc *	46,600	798,258
Google Inc ‘A’ *	13,570	5,720,976
International Business Machines Corp	6,600	689,172
Jabil Circuit Inc	39,200	290,864
Juniper Networks Inc *	103,400	2,440,240
Maxim Integrated Products Inc †	35,700	560,133
NetApp Inc *	43,000	847,960
Nintendo Co Ltd ADR (Japan)	26,500	914,255
Nortel Networks Corp * (Canada)	3	—
Oracle Corp	13,100	280,602
Paychex Inc	80,200	2,021,040
QUALCOMM Inc	76,760	3,469,552
Research In Motion Ltd * (Canada)	16,800	1,193,640
SAP AG ADR (Germany)	12,700	510,413
Visa Inc ‘A’	33,900	2,110,614
Yahoo! Inc *	226,500	3,546,990

		37,823,632

Materials - 3.4%

Allegheny Technologies Inc †	49,200	1,718,556
Cliffs Natural Resources Inc	25,700	628,879
Ecolab Inc	20,600	803,194
Monsanto Co	12,700	944,118
Vulcan Materials Co †	7,500	323,250

		4,417,997

Telecommunication Services - 2.6%

American Tower Corp ‘A’ *	104,500	3,294,885
tw telecom Inc *	16,200	166,374

		3,461,259

Total Common Stocks (Cost $138,892,240)		126,990,575

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 3.3%

Repurchase Agreement - 3.3%

Fixed Income Clearing Corp 0.010% due 07/01/09 (Dated 06/30/09, repurchase price of $4,360,001; collateralized by Federal Home Loan Bank: 0.000% due 03/31/10 and market value $4,448,256)	$4,360,000	$4,360,000

Total Short-Term Investment (Cost $4,360,000)		4,360,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.3% (Cost $143,252,240)		131,350,575

	Shares
SECURITIES LENDING COLLATERAL - 12.0%

BNY Mellon SL DBT II Liquidating Fund
0.806% + Δ □ Ω	13,689,264	13,401,790
Mellon GSL DBT II Collateral Fund
0.335% Δ	2,305,981	2,305,981
Mellon GSL Reinvestment Trust II
0.000% + □ ¤ Ж	516,583	5,166

Total Securities Lending Collateral (Cost $16,511,828)		15,712,937

TOTAL INVESTMENTS - 112.3% (Cost $159,764,068)		147,063,512

OTHER ASSETS & LIABILITIES, NET — (12.3%)		(16,132,159)

NET ASSETS - 100.0%		$130,931,353

Notes to Schedule of Investments
(a)	As of June 30, 2009, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	28.9%
Health Care	18.5%
Short-Term Investment & Securities Lending Collateral	15.3%
Industrials	12.0%
Consumer Staples	9.5%
Consumer Discretionary	8.9%
Financials	8.3%
Energy	4.9%
Materials	3.4%
Telecommunication Services	2.6%

112.3%
Other Assets & Liabilities, Net	(12.3%)

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Securities with a total aggregate market value of $13,406,956 or 10.2% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(d)	Securities with a total aggregate market value of $5,166 or less than 0.1% of the net assets were in default as of June 30, 2009.

(e)	Less than 0.1% of the portfolio’s net assets (not including securities in the BNY Mellon SL DBT II Liquidating Fund. See Note 18 in Notes to Financial Statements.) were reported illiquid by the portfolio manager under the Fund’s policy.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Summary Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.6%

Consumer Discretionary - 8.8%

Comcast Corp ‘A’	1,101,977	$15,967,647
McDonald’s Corp	422,500	24,289,525
The Home Depot Inc †	650,550	15,372,496
The Walt Disney Co †	711,006	16,587,770
Other Securities		204,363,859

		276,581,297

Consumer Staples - 11.7%

Colgate-Palmolive Co	191,300	13,532,562
CVS Caremark Corp	557,488	17,767,143
Kraft Foods Inc ‘A’	565,459	14,328,731
PepsiCo Inc	597,080	32,815,517
Philip Morris International Inc	751,152	32,765,250
The Coca-Cola Co	762,400	36,587,576
The Procter & Gamble Co	1,116,179	57,036,747
Wal-Mart Stores Inc	854,600	41,396,824
Other Securities		122,538,783

		368,769,133

Energy - 12.1%

Chevron Corp	767,634	50,855,752
ConocoPhillips	567,339	23,862,278
Exxon Mobil Corp	1,868,578	130,632,288
Occidental Petroleum Corp	310,400	20,427,424
Schlumberger Ltd (Netherlands)	458,100	24,787,791
Other Securities		132,525,943

		383,091,476

Financials - 13.3%

Bank of America Corp	3,096,940	40,879,608
JPMorgan Chase & Co	1,493,850	50,955,224
Morgan Stanley	517,603	14,756,862
The Bank of New York Mellon Corp	457,789	13,417,796
The Goldman Sachs Group Inc	192,780	28,423,483
Wells Fargo & Co	1,782,934	43,253,979
Other Securities		227,794,796

		419,481,748

Health Care - 13.6%

Abbott Laboratories	591,800	27,838,272
Amgen Inc *	387,640	20,521,662
Bristol-Myers Squibb Co	759,500	15,425,445
Eli Lilly & Co	387,900	13,436,856
Gilead Sciences Inc *	347,100	16,258,164
Johnson & Johnson	1,055,222	59,936,610
Medtronic Inc	428,200	14,939,898
Merck & Co Inc	808,700	22,611,252
Pfizer Inc	2,587,997	38,819,955
Schering-Plough Corp	624,000	15,674,880
Wyeth	510,800	23,185,212
Other Securities		161,889,662

		430,537,868

Industrials - 9.7%

3M Co	265,900	15,980,590
General Electric Co	4,055,100	47,525,772
United Parcel Service Inc ‘B’	381,000	19,046,190
United Technologies Corp	360,700	18,741,972
Other Securities		203,525,804

		304,820,328

Information Technology - 17.9%

Apple Inc *	341,600	48,654,088
Cisco Systems Inc *	2,208,716	41,170,466
Google Inc ‘A’ *	91,950	38,765,201
Hewlett-Packard Co	913,773	35,317,326
Intel Corp	2,138,720	35,395,816
International Business Machines Corp	505,981	52,834,536
Microsoft Corp	2,930,872	69,666,827
Oracle Corp	1,450,336	31,066,197
QUALCOMM Inc	633,800	28,647,760
Other Securities		185,139,982

		566,658,199

Materials - 3.1%

Monsanto Co	208,998	15,536,911
Other Securities		83,366,079

		98,902,990

Telecommunication Services - 3.4%

AT&T Inc	2,259,279	56,120,490
Verizon Communications Inc	1,089,854	33,491,213
Other Securities		18,882,512

		108,494,215

Utilities - 4.0%

Other Securities		124,837,098

Total Common Stocks (Cost $3,661,137,100)		3,082,174,352

	Principal
	Amount
SHORT-TERM INVESTMENT - 2.2%

Repurchase Agreement - 2.2%

Fixed Income Clearing Corp 0.010% due 07/01/09 (Dated 06/30/09, repurchase price of $70,902,020; collateralized by Freddie Mac: 2.875% due 04/30/10 and market value $72,324,000)	$70,902,000	70,902,000

Total Short-Term Investment (Cost $70,902,000)		70,902,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.8% (Cost $3,732,039,100)		3,153,076,352

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-113

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Summary Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.3%

BNY Mellon SL DBT II Liquidating Fund
0.806% + Δ □ Ω	68,622,775	$67,181,697
Mellon GSL DBT II Collateral Fund
0.335% Δ	6,191,631	6,191,631
Mellon GSL Reinvestment Trust II
0.000% + □ ¤ Ж	3,027,858	30,279

Total Securities Lending Collateral (Cost $77,842,264)		73,403,607

TOTAL INVESTMENTS - 102.1% (Cost $3,809,881,364)		3,226,479,959

OTHER ASSETS & LIABILITIES, NET - (2.1%)		(67,782,982)

NET ASSETS - 100.0%		$3,158,696,977

Notes to Schedule of Investments
(a)	As of June 30, 2009, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	17.9%
Health Care	13.6%
Financials	13.3%
Energy	12.1%
Consumer Staples	11.7%
Industrials	9.7%
Consumer Discretionary	8.8%
Short-Term Investment & Securities Lending Collateral	4.5%
Utilities	4.0%
Telecommunication Services	3.4%
Materials	3.1%

102.1%
Other Assets & Liabilities, Net	(2.1%)

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Securities, including those listed under Other Securities, with a total aggregate market value of $67,211,976 or 2.1% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(d)	Securities with a total aggregate market value of $30,279 or less than 0.1% of the net assets were in default as of June 30, 2009.

(e)	Less than 0.1% of the portfolio’s net assets (not including securities in the BNY Mellon SL DBT II Liquidating Fund. See Note 18 in Notes to Financial Statements.) were reported illiquid by the portfolio manager under the Fund’s policy.

(f)	Open futures contracts outstanding as of June 30, 2009 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Depreciation

S&P 500 (09/09)	284	$66,466,813	($1,436,506)
S&P 500 E-Mini (09/09)	131	6,160,275	(164,025)

			($1,600,531)

(g)	As of June 30, 2009, $8,050,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(h)	Other Securities represent securities not identified as a top-fifty holding in terms of market value, and not exceeding one percent of the portfolio’s net assets as of June 30, 2009.

(i)	A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to the WHERE TO GO FOR MORE INFORMATION section of this report.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-113

PACIFIC SELECT FUND
FOCUSED 30 PORTFOLIO
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.8%

Consumer Discretionary - 2.1%

Focus Media Holding Ltd ADR * † (Cayman)	99,560	$802,454
Kohl’s Corp *	20,205	863,764
News Corp ‘A’	180,195	1,641,576

		3,307,794

Consumer Staples - 17.9%

Anheuser-Busch InBev NV + (Belgium)	115,140	4,174,928
Bunge Ltd † (Bermuda)	125,885	7,584,571
Colgate-Palmolive Co	22,470	1,589,528
CVS Caremark Corp	212,360	6,767,913
Davide Campari-Milano SPA + (Italy)	422,337	3,387,411
Mead Johnson Nutrition Co ‘A’ *	115,430	3,667,211
Reckitt Benckiser Group PLC + (United Kingdom)	26,785	1,223,214

		28,394,776

Energy - 1.4%

Petroleo Brasileiro SA ADR (Brazil)	54,935	2,251,236

Financials - 10.7%

ACE Ltd (Switzerland)	49,805	2,202,875
CapitalSource Inc	1,080,602	5,273,338
CME Group Inc	8,030	2,498,213
JPMorgan Chase & Co	105,775	3,607,985
MarketAxess Holdings Inc *	53,955	514,191
The Goldman Sachs Group Inc	19,435	2,865,496

		16,962,098

Health Care - 13.3%

Celgene Corp *	202,940	9,708,650
Gilead Sciences Inc *	157,114	7,359,220
Intuitive Surgical Inc * †	19,366	3,169,440
Vertex Pharmaceuticals Inc *	26,120	930,917

		21,168,227

Industrials - 6.5%

ABB Ltd * + (Switzerland)	384,924	6,078,211
CoStar Group Inc * †	70,724	2,819,766
United Parcel Service Inc ‘B’	28,805	1,439,962

		10,337,939

Information Technology - 32.4%

Apple Inc *	75,181	10,708,030
Cisco Systems Inc *	161,525	3,010,826
Corning Inc	362,445	5,820,867
Cypress Semiconductor Corp *	54,680	503,056
Electronic Arts Inc *	55,080	1,196,338
Equinix Inc * †	37,530	2,729,932
Google Inc ‘A’ *	7,800	3,288,402
Oracle Corp	164,930	3,532,801
QUALCOMM Inc	64,500	2,915,400
Research In Motion Ltd * (Canada)	95,450	6,781,722
Trimble Navigation Ltd * †	117,725	2,310,942
VistaPrint Ltd * † (Bermuda)	200,080	8,533,412

		51,331,728

Materials - 3.2%

Israel Chemicals Ltd + (Israel)	66,335	650,934
Monsanto Co	31,330	2,329,072
Vale SA ADR † (Brazil)	121,050	2,134,112

		5,114,118

Telecommunication Services - 5.3%

America Movil SAB de CV ‘L’ ADR (Mexico)	28,945	1,120,750
Crown Castle International Corp *	199,995	4,803,880
GVT Holding SA * (Brazil)	57,730	958,386
tw telecom Inc * †	153,070	1,572,029

		8,455,045

Total Common Stocks (Cost $180,131,674)		147,322,961

	Principal
	Amount
SHORT-TERM INVESTMENTS - 8.9%

U.S. Government Agency Issue - 7.6%

Federal Home Loan Bank
0.010% due 07/01/09	$12,000,000	12,000,000

Repurchase Agreement - 1.3%

State Street Bank and Trust Co 0.010% due 07/01/09 (Dated 06/30/09, repurchase price of $2,103,001; collateralized by U.S. Treasury Bills: 0.000% due 08/06/09 and market value $2,149,785)	2,103,000	2,103,000

Total Short-Term Investments (Cost $14,103,000)		14,103,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 101.7% (Cost $194,234,674)		161,425,961

	Shares
SECURITIES LENDING COLLATERAL - 10.2%

BNY Mellon SL DBT II Liquidating Fund
0.806% + Δ □ Ω	10,358,837	10,141,301
Mellon GSL DBT II Collateral Fund
0.335% Δ	5,989,249	5,989,249
Mellon GSL Reinvestment Trust II
0.000% + □ ¤ Ж	1,820,122	18,202

Total Securities Lending Collateral (Cost $18,168,208)		16,148,752

TOTAL INVESTMENTS - 111.9% (Cost $212,402,882)		177,574,713

OTHER ASSETS & LIABILITIES, NET - (11.9%)		(18,930,845)

NET ASSETS - 100.0%		$158,643,868

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
FOCUSED 30 PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

Notes to Schedule of Investments
(a)	As of June 30, 2009, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	32.4%
Short-Term Investments & Securities Lending Collateral	19.1%
Consumer Staples	17.9%
Health Care	13.3%
Financials	10.7%
Industrials	6.5%
Telecommunication Services	5.3%
Materials	3.2%
Consumer Discretionary	2.1%
Energy	1.4%

111.9%
Other Assets & Liabilities, Net	(11.9%)

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Securities with a total aggregate market value of $25,674,200 or 16.2% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(d)	Securities with a total aggregate market value of $18,202 or less than 0.1% of the net assets were in default as of June 30, 2009.

(e)	Less than 0.1% of the portfolio’s net assets (not including securities in the BNY Mellon SL DBT II Liquidating Fund. See Note 18 in Notes to Financial Statements.) were reported illiquid by the portfolio manager under the Fund’s policy.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
GROWTH LT PORTFOLIO
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.7%

Energy - 0.7%

Petroleo Brasileiro SA ADR (Brazil)	288,448	$9,622,625

Total Preferred Stocks (Cost $10,072,546)		9,622,625

COMMON STOCKS - 97.3%

Consumer Discretionary - 3.9%

Adidas AG + (Germany)	241,775	9,213,450
Crown Ltd + (Australia)	1,422,254	8,288,832
Lamar Advertising Co ‘A’ * †	251,100	3,834,297
Liberty Media Corp — Entertainment ‘A’ *	350,750	9,382,562
McDonald’s Corp	187,365	10,771,614
Staples Inc	312,940	6,312,000
The Home Depot Inc	248,025	5,860,831

		53,663,586

Consumer Staples - 16.7%

Altria Group Inc	263,940	4,325,977
Anheuser-Busch InBev NV † + (Belgium)	2,518,473	91,318,763
Anheuser-Busch InBev NV - Strip VVPR * (Belgium)	1,890,684	7,957
Colgate-Palmolive Co	263,737	18,656,755
CVS Caremark Corp	1,109,712	35,366,522
Kimberly-Clark Corp	236,945	12,423,026
Nestle SA + (Switzerland)	340,150	12,843,536
Tesco PLC + (United Kingdom)	4,454,644	26,014,436
The Coca-Cola Co	235,240	11,289,168
Wal-Mart Stores Inc	321,030	15,550,693

		227,796,833

Energy - 10.0%

EOG Resources Inc	559,485	38,000,221
Hess Corp	220,846	11,870,473
National Oilwell Varco Inc *	192,930	6,301,094
Occidental Petroleum Corp	721,630	47,490,470
Petroleo Brasileiro SA ADR (Brazil)	199,665	8,182,272
XTO Energy Inc	665,985	25,400,668

		137,245,198

Financials - 8.2%

ACE Ltd (Switzerland)	412,260	18,234,260
Berkshire Hathaway Inc ‘B’ *	7,381	21,373,383
ICICI Bank Ltd ADR (India)	129,230	3,812,285
JPMorgan Chase & Co	547,808	18,685,731
T. Rowe Price Group Inc †	386,510	16,105,872
The Goldman Sachs Group Inc	224,530	33,104,703

		111,316,234

Health Care - 12.7%

Baxter International Inc	335,580	17,772,317
Celgene Corp *	687,300	32,880,432
Covidien PLC (Ireland)	622,155	23,293,483
Genzyme Corp *	139,045	7,740,635
Gilead Sciences Inc *	610,125	28,578,255
Roche Holding AG + (Switzerland)	248,012	33,792,186
UnitedHealth Group Inc	1,193,450	29,812,381

		173,869,689

Industrials - 9.5%

C.H. Robinson Worldwide Inc	124,715	6,503,887
Canadian National Railway Co (Canada)	383,567	16,478,038
Danaher Corp †	339,420	20,955,791
Emerson Electric Co	245,115	7,941,726
Expeditors International of Washington Inc	206,135	6,872,541
Illinois Tool Works Inc	319,635	11,935,171
Lockheed Martin Corp	135,895	10,959,932
Northrop Grumman Corp	167,740	7,662,363
Precision Castparts Corp	199,750	14,587,743
Tyco International Ltd (Switzerland)	353,785	9,191,334
United Parcel Service Inc ‘B’	333,675	16,680,413

		129,768,939

Information Technology - 28.7%

Amphenol Corp ‘A’	368,385	11,655,701
Apple Inc *	398,803	56,801,511
Cisco Systems Inc *	2,274,255	42,392,113
Citrix Systems Inc *	218,700	6,974,343
Corning Inc	1,015,255	16,304,995
eBay Inc *	1,151,680	19,728,278
Google Inc ‘A’ *	38,180	16,096,306
International Business Machines Corp	298,600	31,179,812
KLA-Tencor Corp	897,195	22,654,174
Marvell Technology Group Ltd * (Bermuda)	1,486,580	17,303,791
Microsoft Corp	825,945	19,632,713
Oracle Corp	1,869,985	40,055,079
QUALCOMM Inc	638,150	28,844,380
Research In Motion Ltd * (Canada)	127,610	9,066,691
Symantec Corp *	841,325	13,091,017
Taiwan Semiconductor Manufacturing Co Ltd + (Taiwan)	7,026,419	11,531,765
Telefonaktiebolaget LM Ericsson ‘B’ † + (Sweden)	940,992	9,270,118
Texas Instruments Inc	322,536	6,870,017
Yahoo! Inc *	844,765	13,229,020

		392,681,824

Materials - 4.1%

Monsanto Co	103,910	7,724,669
Newmont Mining Corp	187,680	7,670,482
Potash Corp of Saskatchewan Inc (Canada)	147,660	13,739,763
Praxair Inc	255,750	18,176,152
Weyerhaeuser Co	295,040	8,978,067

		56,289,133

Telecommunication Services - 2.6%

Crown Castle International Corp *	1,486,290	35,700,686

Utilities - 0.9%

NRG Energy Inc * †	494,010	12,824,500

Total Common Stocks (Cost $1,409,087,155)		1,331,156,622

Principal
Amount
SHORT-TERM INVESTMENTS - 1.7%

U.S. Government Agency Issue - 1.4%

Federal Home Loan Bank
0.010% due 07/01/09	$19,000,000	19,000,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
GROWTH LT PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Principal
	Amount	Value
Repurchase Agreement - 0.3%

Fixed Income Clearing Corp 0.010% due 07/01/09 (Dated 06/30/09, repurchase price of $3,418,001; collateralized by Federal Home Loan Bank: 0.800% due 04/30/10 and market value $3,488,031)	$3,418,000	$3,418,000

Total Short-Term Investments (Cost $22,418,000)		22,418,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.7% (Cost $1,441,577,701)		1,363,197,247

	Shares
SECURITIES LENDING COLLATERAL - 4.9%

BNY Mellon SL DBT II Liquidating Fund
0.806% + Δ □ Ω	32,126,452	31,451,797
Mellon GSL DBT II Collateral Fund
0.335% Δ	36,255,374	36,255,374
Mellon GSL Reinvestment Trust II
0.000% + □ ¤ Ж	2,330,994	23,310

Total Securities Lending Collateral (Cost $70,712,820)		67,730,481

TOTAL INVESTMENTS - 104.6% (Cost $1,512,290,521)		1,430,927,728

OTHER ASSETS & LIABILITIES, NET - (4.6%)		(63,088,246)

NET ASSETS - 100.0%		$1,367,839,482

Notes to Schedule of Investments
(a)	As of June 30, 2009, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	28.7%
Consumer Staples	16.7%
Health Care	12.7%
Energy	10.7%
Industrials	9.5%
Financials	8.2%
Short-Term Investments & Securities Lending Collateral	6.6%
Materials	4.1%
Consumer Discretionary	3.9%
Telecommunication Services	2.6%
Utilities	0.9%

104.6%
Other Assets & Liabilities, Net	(4.6%)

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Securities with a total aggregate market value of $233,748,193 or 17.1% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(d)	Securities with a total aggregate market value of $23,310 or less than 0.1% of the net assets were in default as of June 30, 2009.

(e)	Less than 0.1% of the portfolio’s net assets (not including securities in the BNY Mellon SL DBT II Liquidating Fund. See Note 18 in Notes to Financial Statements.) were reported illiquid by the portfolio manager under the Fund’s policy.

(f)	Forward foreign currency contracts outstanding as of June 30, 2009 were as follows:

		Principal
Contracts		Amount		Unrealized
to Buy or		Covered by		Appreciation
to Sell	Currency	Contracts	Expiration	(Depreciation)

Sell	AUD	675,000	07/09	($28,933)
Sell	AUD	3,300,000	08/09	(43,184)
Buy	EUR	3,100,000	07/09	39,405
Sell	EUR	6,400,000	07/09	(248,392)
Sell	EUR	24,900,000	08/09	(378,609)
Sell	GBP	1,200,000	07/09	(143,625)
Sell	GBP	5,040,000	08/09	(70,908)
Buy	JPY	14,800,000	07/09	(3,155)
Sell	JPY	14,800,000	07/09	(480)

				($877,881)

(g)	Transactions in written options for the period ended June 30, 2009 were as follows:

	Number of
	Contracts	Premium

Outstanding, December 31, 2008	12,574	$641,270
Put Options Exercised	(6,009)	(486,726)
Call Options Expired	(6,287)	(132,026)
Put Options Repurchased	(278)	(22,518)

Outstanding, June 30, 2009	—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
LARGE-CAP GROWTH PORTFOLIO
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%

Consumer Discretionary - 13.7%

Amazon.com Inc * †	454,600	$38,031,836
Coach Inc	330,900	8,894,592
DeVry Inc	316,300	15,827,652
International Game Technology	1,664,600	26,467,140
McDonald’s Corp	355,100	20,414,699
The Home Depot Inc †	650,900	15,380,767
The Sherwin-Williams Co	390,100	20,967,875

		145,984,561

Consumer Staples - 3.8%

Colgate-Palmolive Co †	330,300	23,365,422
Kellogg Co	361,200	16,821,084

		40,186,506

Energy - 9.4%

Exxon Mobil Corp	259,100	18,113,681
Schlumberger Ltd (Netherlands)	258,700	13,998,257
Southwestern Energy Co *	623,900	24,238,515
Weatherford International Ltd * (Switzerland)	745,000	14,572,200
XTO Energy Inc	765,100	29,180,914

		100,103,567

Financials - 7.4%

BlackRock Inc	101,900	17,875,298
CME Group Inc	100,800	31,359,888
IntercontinentalExchange Inc *	259,200	29,611,008

		78,846,194

Health Care - 16.8%

Alcon Inc (Switzerland)	266,900	30,992,428
Allergan Inc	925,800	44,049,564
Baxter International Inc	214,200	11,344,032
Express Scripts Inc *	380,500	26,159,375
Laboratory Corp of America Holdings *	225,600	15,293,424
Medco Health Solutions Inc *	309,200	14,102,612
Stryker Corp	446,200	17,731,988
Zimmer Holdings Inc *	444,500	18,935,700

		178,609,123

Industrials - 9.2%

Burlington Northern Santa Fe Corp	250,600	18,429,124
Expeditors International of Washington Inc	197,200	6,574,648
General Dynamics Corp	283,400	15,697,526
Parker-Hannifin Corp	224,300	9,635,928
Union Pacific Corp †	626,100	32,594,766
United Technologies Corp	287,000	14,912,520

		97,844,512

Information Technology - 30.5%

Adobe Systems Inc *	677,300	19,167,590
Apple Inc *	404,300	57,584,449
Cisco Systems Inc *	1,805,200	33,648,928
Google Inc ‘A’ *	118,700	50,042,733
MasterCard Inc ‘A’ †	222,900	37,293,399
Oracle Corp	1,010,700	21,649,194
QUALCOMM Inc	1,055,600	47,713,120
salesforce.com inc * †	325,800	12,435,786
Visa Inc ‘A’ †	726,000	45,200,760

		324,735,959

Materials - 6.0%

Ecolab Inc	302,700	11,802,273
Monsanto Co	326,200	24,249,708
Praxair Inc	391,600	27,831,012

		63,882,993

Telecommunication Services - 1.5%

American Tower Corp ‘A’ *	497,000	15,670,410

Total Common Stocks (Cost $1,010,650,884)		1,045,863,825

EXCHANGE-TRADED FUND - 1.4%

iShares Russell 1000 Growth Index Fund	375,000	15,386,250

Total Exchange-Traded Fund (Cost $14,763,750)		15,386,250

	Principal
	Amount
SHORT-TERM INVESTMENT - 0.3%

Repurchase Agreement - 0.3%

Fixed Income Clearing Corp 0.010% due 07/01/09 (Dated 06/30/09, repurchase price of $3,383,001; collateralized by Freddie Mac: 2.875% due 04/30/10 and market value $3,454,250)	$3,383,000	3,383,000

Total Short-Term Investment (Cost $3,383,000)		3,383,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.0% (Cost $1,028,797,634)		1,064,633,075

	Shares
SECURITIES LENDING COLLATERAL - 7.3%

BNY Mellon SL DBT II Liquidating Fund
0.806% + Δ □ Ω	52,876,241	51,765,840
Mellon GSL DBT II Collateral Fund
0.335% Δ	25,654,365	25,654,365
Mellon GSL Reinvestment Trust II
0.000% + □ ¤ Ж	1,066,946	10,670

Total Securities Lending Collateral (Cost $79,597,552)		77,430,875

TOTAL INVESTMENTS - 107.3% (Cost $1,108,395,186)		1,142,063,950

OTHER ASSETS & LIABILITIES, NET - (7.3%)		(78,067,428)

NET ASSETS - 100.0%		$1,063,996,522

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
LARGE-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

Notes to Schedule of Investments
(a)	As of June 30, 2009, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	30.5%
Health Care	16.8%
Consumer Discretionary	13.7%
Energy	9.4%
Industrials	9.2%
Short-Term Investment & Securities Lending Collateral	7.6%
Financials	7.4%
Materials	6.0%
Consumer Staples	3.8%
Telecommunication Services	1.5%
Exchange-Traded Fund	1.4%

107.3%
Other Assets & Liabilities, Net	(7.3%)

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Securities with a total aggregate market value of $51,776,510 or 4.9% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(d)	Securities with a total aggregate market value of $10,670 or less than 0.1% of the net assets were in default as of June 30, 2009.

(e)	Less than 0.1% of the portfolio’s net assets (not including securities in the BNY Mellon SL DBT II Liquidating Fund. See Note 18 in Notes to Financial Statements.) were reported illiquid by the portfolio manager under the Fund’s policy.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.2%

Consumer Discretionary - 15.1%

DISH Network Corp ‘A’ *	3,248,638	$52,660,422
McDonald’s Corp	1,075,600	61,836,244
News Corp ‘A’	5,242,650	47,760,541
Scripps Networks Interactive Inc ‘A’ †	1,544,400	42,980,652
SES SA FDR + (Luxembourg)	1,818,444	34,772,375
Target Corp	1,072,600	42,335,522
The Home Depot Inc	1,993,100	47,096,953
Time Warner Cable Inc	1,016,424	32,190,148
Time Warner Inc	2,370,000	59,700,300

		421,333,157

Consumer Staples - 15.4%

Altria Group Inc	1,474,900	24,173,611
Kimberly-Clark Corp	1,652,600	86,645,818
Kraft Foods Inc ‘A’	1,917,478	48,588,893
Lorillard Inc	486,500	32,970,105
Philip Morris International Inc	2,147,200	93,660,864
The Procter & Gamble Co	516,100	26,372,710
Unilever PLC ADR † (United Kingdom)	1,944,400	45,693,400
Wal-Mart Stores Inc	1,481,500	71,763,860

		429,869,261

Energy - 14.7%

Devon Energy Corp	454,100	24,748,450
El Paso Corp †	6,989,100	64,509,393
Exxon Mobil Corp	1,128,900	78,921,399
Halliburton Co	1,851,300	38,321,910
Royal Dutch Shell PLC ADR (United Kingdom)	713,600	35,815,584
Suncor Energy Inc † (Canada)	1,242,128	37,686,164
Total SA ADR (France)	1,820,780	98,740,899
Transocean Ltd * (Switzerland)	428,020	31,797,606

		410,541,405

Financials - 20.2%

American Express Co	1,330,910	30,930,348
Bank of America Corp	5,671,750	74,867,100
Capital One Financial Corp †	806,900	17,654,972
JPMorgan Chase & Co	2,478,190	84,531,061
Loews Corp	1,070,220	29,324,028
Marsh & McLennan Cos Inc	2,125,319	42,782,671
State Street Corp	783,260	36,969,872
The Bank of New York Mellon Corp	1,018,812	29,861,380
The Chubb Corp	1,113,300	44,398,404
The PNC Financial Services Group Inc	459,000	17,813,790
The Travelers Cos Inc	1,782,870	73,168,985
Wells Fargo & Co	3,410,350	82,735,091

		565,037,702

Health Care - 8.1%

Abbott Laboratories	758,700	35,689,248
Merck & Co Inc	1,064,200	29,755,032
Novartis AG ADR (Switzerland)	1,116,700	45,550,193
Pfizer Inc	1,851,300	27,769,500
Roche Holding AG + (Switzerland)	225,780	30,763,026
UnitedHealth Group Inc	1,062,660	26,545,247
WellPoint Inc *	607,100	30,895,319

		226,967,565

Industrials - 6.3%

General Electric Co	4,303,620	50,438,426
Raytheon Co †	1,058,100	47,011,383
The Boeing Co †	622,800	26,469,000
United Technologies Corp	1,006,800	52,313,328

		176,232,137

Information Technology - 3.6%

International Business Machines Corp	532,800	55,634,976
Microsoft Corp	1,877,300	44,623,421

		100,258,397

Materials - 1.9%

Air Products & Chemicals Inc	800,800	51,723,672

Telecommunication Services - 7.5%

AT&T Inc	3,007,251	74,700,115
Embarq Corp	880,161	37,019,572
Sprint Nextel Corp *	5,323,849	25,607,714
Verizon Communications Inc	2,335,700	71,776,061

		209,103,462

Utilities - 2.4%

Sempra Energy	1,331,700	66,092,271

Total Common Stocks (Cost $3,006,792,501)		2,657,159,029

	Principal
	Amount
SHORT-TERM INVESTMENT - 4.3%

Repurchase Agreement - 4.3%

Morgan Stanley 0.010% due 07/01/09 (Dated 06/30/09, repurchase price of $119,774,033; collateralized by Federal Home Loan Bank: 0.930% due 03/30/10 and market value $122,204,334)	$119,774,000	119,774,000

Total Short-Term Investment (Cost $119,774,000)		119,774,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.5% (Cost $3,126,566,501)		2,776,933,029

	Shares
SECURITIES LENDING COLLATERAL - 1.4%

BNY Mellon SL DBT II Liquidating Fund 0.806% + Δ □ Ω	14,539,615	14,234,283
Mellon GSL DBT II Collateral Fund 0.335% Δ	24,392,940	24,392,940
Mellon GSL Reinvestment Trust II 0.000% + □ ¤ Ж	2,290,082	22,901

Total Securities Lending Collateral (Cost $41,222,637)		38,650,124

TOTAL INVESTMENTS - 100.9% (Cost $3,167,789,138)		2,815,583,153

OTHER ASSETS & LIABILITIES, NET - (0.9%)		(25,053,366)

NET ASSETS - 100.0%		$2,790,529,787

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

Notes to Schedule of Investments
(a)	As of June 30, 2009, the portfolio was diversified as a percentage of net assets as follows:

Financials	20.2%
Consumer Staples	15.4%
Consumer Discretionary	15.1%
Energy	14.7%
Health Care	8.1%
Telecommunication Services	7.5%
Industrials	6.3%
Short-Term Investment & Securities Lending Collateral	5.7%
Information Technology	3.6%
Utilities	2.4%
Materials	1.9%

100.9%
Other Assets & Liabilities, Net	(0.9%)

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Securities with a total aggregate market value of $79,792,585 or 2.9% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(d)	Securities with a total aggregate market value of $22,901 or less than 0.1% of the net assets were in default as of June 30, 2009.

(e)	Less than 0.1% of the portfolio’s net assets (not including securities in the BNY Mellon SL DBT II Liquidating Fund. See Note 18 in Notes to Financial Statements.) were reported illiquid by the portfolio manager under the Fund’s policy.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
LONG/SHORT LARGE-CAP PORTFOLIO
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 122.2%

Consumer Discretionary - 11.0%

Advance Auto Parts Inc	18,281	$758,479
Amazon.com Inc *	41,617	3,481,678
Ascent Media Corp ‘A’ *	1,992	52,947
Barnes & Noble Inc	61,248	1,263,546
Best Buy Co Inc	2,702	90,490
Big Lots Inc *	114,047	2,398,408
Brinker International Inc	186,380	3,174,051
Career Education Corp *	1	25
CarMax Inc *	59,214	870,446
Centex Corp	9,140	77,324
Comcast Corp ‘A’	1,183,491	17,148,784
DISH Network Corp ‘A’ *	261,805	4,243,859
Foot Locker Inc	40,443	423,438
Ford Motor Co *	390,665	2,371,337
Genuine Parts Co	3,234	108,533
Guess? Inc	75,916	1,957,114
H&R Block Inc	189,919	3,272,304
Hasbro Inc	23,173	561,714
International Game Technology	193,922	3,083,360
ITT Educational Services Inc *	28,800	2,899,008
J.C. Penney Co Inc	57,367	1,647,006
Johnson Controls Inc	299,038	6,495,105
Jones Apparel Group Inc	68,118	730,906
KB Home	184,290	2,521,087
Kohl’s Corp *	41,400	1,769,850
Las Vegas Sands Corp *	310,174	2,437,967
Leggett & Platt Inc	1	15
Lennar Corp ‘A’	82,500	799,425
Liberty Global Inc ‘A’ *	95,754	1,521,531
Lowe’s Cos Inc	91,013	1,766,562
Marriott International Inc ‘A’	69,010	1,523,049
News Corp ‘A’	112,420	1,024,146
Nike Inc ‘B’	29,184	1,511,148
Office Depot Inc *	48,518	221,242
Phillips-Van Heusen Corp	21,000	602,490
Polo Ralph Lauren Corp	6,000	321,240
RadioShack Corp	165,002	2,303,428
Royal Caribbean Cruises Ltd (Liberia)	9,658	130,769
Scripps Networks Interactive Inc ‘A’	26,691	742,810
Signet Jewelers Ltd (Bermuda)	22,569	469,887
Staples Inc	489,428	9,871,763
Starbucks Corp *	77,254	1,073,058
Starwood Hotels & Resorts Worldwide Inc	156,850	3,482,070
Strayer Education Inc	3,965	864,806
Target Corp	52,997	2,091,791
The DIRECTV Group Inc *	37,662	930,628
The Gap Inc	181,890	2,982,996
The Interpublic Group of Cos Inc *	14,812	74,801
The McGraw-Hill Cos Inc	28,294	851,932
The TJX Cos Inc	56,989	1,792,874
The Walt Disney Co	544,905	12,712,634
Thor Industries Inc	13,807	253,634
Time Warner Cable Inc	27,911	883,941
Time Warner Inc	504,018	12,696,213
Urban Outfitters Inc *	68,100	1,421,247
VF Corp	71,480	3,956,418
WABCO Holdings Inc	38,809	686,919
Warner Music Group Corp *	3,519	20,586
Williams-Sonoma Inc	89,992	1,068,205
Yum! Brands Inc	44,650	1,488,631

		135,981,655

Consumer Staples - 12.6%

Altria Group Inc	191,070	3,131,637
Avon Products Inc	1	26
BJ’s Wholesale Club Inc *	73,047	2,354,305
Brown-Forman Corp ‘B’	64,512	2,772,726
Bunge Ltd (Bermuda)	79,516	4,790,839
Coca-Cola Enterprises Inc	43,390	722,444
Corn Products International Inc	45,197	1,210,828
Costco Wholesale Corp	192,695	8,806,162
CVS Caremark Corp	276,842	8,822,955
Dean Foods Co *	113,027	2,168,988
General Mills Inc	102,360	5,734,207
Kraft Foods Inc ‘A’	143,970	3,648,200
PepsiCo Inc	116,712	6,414,492
Philip Morris International Inc	522,320	22,783,598
Safeway Inc	344,805	7,023,678
Sara Lee Corp	438,522	4,279,975
SUPERVALU Inc	41,400	536,130
Sysco Corp	740,917	16,655,814
The Coca-Cola Co	207,609	9,963,156
The Estee Lauder Cos Inc ‘A’	33,797	1,104,148
The Pepsi Bottling Group Inc	10,043	339,855
The Procter & Gamble Co	327,638	16,742,302
Tyson Foods Inc ‘A’	663,310	8,364,339
Walgreen Co	192,386	5,656,148
Wal-Mart Stores Inc	233,387	11,305,266

		155,332,218

Energy - 15.3%

Anadarko Petroleum Corp	56,630	2,570,436
Apache Corp	139,353	10,054,319
Arch Coal Inc	10,026	154,100
Baker Hughes Inc	18,853	687,003
Cabot Oil & Gas Corp	43,985	1,347,700
Cameron International Corp *	1,683	47,629
Chevron Corp	463,212	30,687,795
ConocoPhillips	183,006	7,697,232
Continental Resources Inc *	5,673	157,426
Denbury Resources Inc *	19,500	287,235
Devon Energy Corp	75,291	4,103,359
EOG Resources Inc	110,880	7,530,970
Exxon Mobil Corp	803,003	56,137,939
Halliburton Co	207,864	4,302,785
Hess Corp	195,046	10,483,722
Marathon Oil Corp	87,014	2,621,732
Murphy Oil Corp	149,085	8,098,297
National Oilwell Varco Inc *	1	33
Occidental Petroleum Corp	454,948	29,940,128
Oil States International Inc *	7,778	188,305
Patterson-UTI Energy Inc	38,323	492,834
Peabody Energy Corp	16,352	493,176
Pioneer Natural Resources Co	114,456	2,918,628
Pride International Inc *	16,958	424,967
Rowan Cos Inc	31,588	610,280
Schlumberger Ltd (Netherlands)	95,013	5,141,153
Smith International Inc	16,580	426,935
Southwestern Energy Co *	21,610	839,548
Transocean Ltd * (Switzerland)	4,649	345,374
Valero Energy Corp	39,550	668,000
Weatherford International Ltd * (Switzerland)	16,480	322,349

		189,781,389

Financials - 17.0%

ACE Ltd (Switzerland)	102,750	4,544,632
Aflac Inc	16,738	520,385
Alexandria Real Estate Equities Inc REIT	16,986	607,929
Allied World Assurance Co Holdings Ltd (Bermuda)	69,686	2,845,279
American Express Co	233,595	5,428,748
American Financial Group Inc	60,060	1,296,095
Ameriprise Financial Inc	17,471	424,021
Arch Capital Group Ltd * (Bermuda)	4,820	282,356

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
LONG/SHORT LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
Assurant Inc	1	$24
AXIS Capital Holdings Ltd (Bermuda)	45,940	1,202,709
BancorpSouth Inc	6,096	125,151
Bank of America Corp	1,504,192	19,855,335
Bank of Hawaii Corp	127,462	4,566,963
BB&T Corp	115,912	2,547,746
BlackRock Inc	34,205	6,000,241
BOK Financial Corp	56,025	2,110,462
Capital One Financial Corp	72,007	1,575,513
Citigroup Inc	25	74
CME Group Inc	2,001	622,531
Comerica Inc	11,817	249,930
Discover Financial Services	319,204	3,278,225
Franklin Resources Inc	111,344	8,017,881
Health Care REIT Inc	50,580	1,724,778
Hospitality Properties Trust REIT	80,743	960,034
Hudson City Bancorp Inc	64,182	852,979
Invesco Ltd (Bermuda)	79,833	1,422,624
Investment Technology Group Inc *	2,438	49,711
Janus Capital Group Inc	31,341	357,287
JPMorgan Chase & Co	24,280	828,191
KeyCorp	57,400	300,776
Kimco Realty Corp REIT	100,213	1,007,140
Lincoln National Corp	11,770	202,562
MBIA Inc *	242,766	1,051,177
MetLife Inc	2,409	72,294
Morgan Stanley	267,263	7,619,668
Northern Trust Corp	114,499	6,146,306
PartnerRe Ltd (Bermuda)	8,530	554,024
Principal Financial Group Inc	119,113	2,244,089
ProLogis REIT	73,630	593,458
Prudential Financial Inc	110,190	4,101,272
Public Storage REIT	84,474	5,531,357
Rayonier Inc REIT	40,614	1,476,319
RenaissanceRe Holdings Ltd (Bermuda)	111,411	5,185,068
SEI Investments Co	22,247	401,336
SL Green Realty Corp REIT	20,864	478,620
State Street Corp	124,653	5,883,622
SunTrust Banks Inc	52,550	864,448
T. Rowe Price Group Inc	218,235	9,093,852
TCF Financial Corp	36,060	482,122
TD Ameritrade Holding Corp *	260,297	4,565,609
TFS Financial Corp	164,303	1,744,898
The Bank of New York Mellon Corp	564,645	16,549,745
The Charles Schwab Corp	636,430	11,162,982
The Chubb Corp	50,607	2,018,207
The Goldman Sachs Group Inc	106,291	15,671,545
The Progressive Corp *	55,963	845,601
The Travelers Cos Inc	65,101	2,671,745
Torchmark Corp	69,140	2,560,946
U.S. Bancorp	739,065	13,244,045
Unum Group	11,665	185,007
Waddell & Reed Financial Inc ‘A’	15,537	409,711
Wells Fargo & Co	557,683	13,529,390

		210,746,775

Health Care - 16.6%

Abbott Laboratories	342,800	16,125,312
Aetna Inc	150,941	3,781,072
Alexion Pharmaceuticals Inc *	8,470	348,286
AmerisourceBergen Corp	649,666	11,525,075
Amgen Inc *	252,003	13,341,039
Baxter International Inc	105,575	5,591,252
Becton Dickinson & Co	17,227	1,228,457
Biogen Idec Inc *	108,995	4,921,124
Bristol-Myers Squibb Co	106,277	2,158,486
C.R. Bard Inc	7,060	525,617
Cardinal Health Inc	126,103	3,852,447
Celgene Corp *	79,753	3,815,384
Charles River Laboratories International Inc *	1	34
Coventry Health Care Inc *	87,673	1,640,362
Covidien PLC (Ireland)	66,810	2,501,366
Express Scripts Inc *	29,263	2,011,831
Forest Laboratories Inc *	118,901	2,985,604
Gilead Sciences Inc *	278,099	13,026,157
Health Management Associates Inc ‘A’ *	2	10
Health Net Inc *	163,250	2,538,537
Hill-Rom Holdings Inc	136,425	2,212,813
Humana Inc *	54,522	1,758,880
Illumina Inc *	17,557	683,670
IMS Health Inc	64,413	818,045
Johnson & Johnson	223,907	12,717,918
Laboratory Corp of America Holdings *	5,590	378,946
McKesson Corp	355,296	15,633,024
Medco Health Solutions Inc *	6,403	292,041
Medtronic Inc	94,375	3,292,744
Merck & Co Inc	677,461	18,941,810
Pfizer Inc	1,148,981	17,234,715
Schering-Plough Corp	410,591	10,314,046
Stryker Corp	149,404	5,937,315
Tenet Healthcare Corp *	949,028	2,676,259
The Cooper Cos Inc	30	742
UnitedHealth Group Inc	121,423	3,033,147
Varian Medical Systems Inc *	17,263	606,622
WellPoint Inc *	77,289	3,933,237
Wyeth	195,358	8,867,300
Zimmer Holdings Inc *	95,268	4,058,417

		205,309,143

Industrials - 10.4%

Aecom Technology Corp *	37,357	1,195,424
AGCO Corp *	207,187	6,022,926
Armstrong World Industries Inc *	1	16
C.H. Robinson Worldwide Inc	15,919	830,176
Caterpillar Inc	92,990	3,072,390
Cooper Industries Ltd ‘A’ (Bermuda)	21,702	673,847
Copa Holdings SA ‘A’ (Panama)	14,631	597,237
Crane Co	40,978	914,219
CSX Corp	195,496	6,770,026
Cummins Inc	3,452	121,545
Deere & Co	112,240	4,483,988
Eaton Corp	13,570	605,358
Emerson Electric Co	167,959	5,441,872
FedEx Corp	3	167
Flowserve Corp	10,023	699,706
Fluor Corp	206,851	10,609,387
General Dynamics Corp	118,138	6,543,664
General Electric Co	217,790	2,552,499
Harsco Corp	91,028	2,576,092
Ingersoll-Rand Co Ltd ‘A’ (Bermuda)	77,780	1,625,602
ITT Corp	27,556	1,226,242
Jacobs Engineering Group Inc *	77,242	3,251,116
Joy Global Inc	40,703	1,453,911
KBR Inc	437,718	8,071,520
Lockheed Martin Corp	73,021	5,889,144
Norfolk Southern Corp	259,650	9,781,016
Northrop Grumman Corp	13,576	620,152
PACCAR Inc	98,989	3,218,132
Pall Corp	1	27
Parker-Hannifin Corp	119,491	5,133,333
Raytheon Co	81,224	3,608,782
Southwest Airlines Co	901,698	6,068,428
The Boeing Co	45,584	1,937,320
The Shaw Group Inc *	92,132	2,525,338
The Timken Co	96,460	1,647,537
Thomas & Betts Corp *	321	9,264
Trinity Industries Inc	10,081	137,303
Union Pacific Corp	68,081	3,544,297

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
LONG/SHORT LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
United Parcel Service Inc ‘B’	1	$50
United Technologies Corp	234,656	12,192,726
Waste Management Inc	113,934	3,208,381

		128,860,160

Information Technology - 27.2%

Accenture Ltd ‘A’ (Bermuda)	143,810	4,811,883
Adobe Systems Inc *	18,710	529,493
Agilent Technologies Inc *	70,194	1,425,640
Amphenol Corp ‘A’	1	32
Analog Devices Inc	183,571	4,548,889
Apple Inc *	88,001	12,533,982
Applied Materials Inc	117,070	1,284,258
Atmel Corp *	169,320	631,564
AVX Corp	108,493	1,077,335
Broadcom Corp ‘A’ *	80,631	1,998,842
CA Inc	6	105
Cisco Systems Inc *	1,156,073	21,549,200
Computer Sciences Corp *	34,465	1,526,800
Compuware Corp *	32,887	225,605
Convergys Corp *	48,063	446,025
Corning Inc	1,625,348	26,103,089
Dell Inc *	317,432	4,358,341
eBay Inc *	426,053	7,298,288
Electronic Arts Inc *	300,630	6,529,684
Genpact Ltd * (Bermuda)	47,841	562,132
Google Inc ‘A’ *	40,879	17,234,178
Hewitt Associates Inc ‘A’ *	71,202	2,120,396
Hewlett-Packard Co	1,021,250	39,471,312
Ingram Micro Inc ‘A’ *	197,848	3,462,340
Intel Corp	1,101,371	18,227,690
International Business Machines Corp	156,348	16,325,858
Intersil Corp ‘A’	363,000	4,562,910
Intuit Inc *	15,760	443,802
Juniper Networks Inc *	188,160	4,440,576
KLA-Tencor Corp	41,572	1,049,693
Lam Research Corp *	94,830	2,465,580
Lexmark International Inc ‘A’ *	133,159	2,110,570
LSI Corp *	548,911	2,503,035
MasterCard Inc ‘A’	35,650	5,964,602
Microsoft Corp	1,375,861	32,704,216
Motorola Inc	1,319,576	8,748,789
National Semiconductor Corp	488,980	6,136,699
NetApp Inc *	183,213	3,612,960
Novellus Systems Inc *	35,290	589,343
Oracle Corp	300,600	6,438,852
Paychex Inc	176,670	4,452,084
QUALCOMM Inc	373,138	16,865,838
salesforce.com inc *	45,533	1,737,994
SanDisk Corp *	35,680	524,139
Sun Microsystems Inc *	54,847	505,689
Synopsys Inc *	1	20
Tech Data Corp *	138,722	4,537,597
Texas Instruments Inc	539,727	11,496,185
The Western Union Co	159,528	2,616,259
VeriSign Inc *	50,749	937,842
Visa Inc ‘A’	134,359	8,365,191
Western Digital Corp *	73,340	1,943,510
Xilinx Inc	181,495	3,713,388
Yahoo! Inc *	136,684	2,140,471

		335,890,795

Materials - 3.7%

Ashland Inc	26,739	750,029
CF Industries Holdings Inc	3,557	263,716
Cliffs Natural Resources Inc	57,609	1,409,692
Commercial Metals Co	47,202	756,648
Eastman Chemical Co	18,591	704,599
Ecolab Inc	98,243	3,830,495
Freeport-McMoRan Copper & Gold Inc	189,336	9,487,627
Huntsman Corp	184,812	929,604
International Paper Co	124,561	1,884,608
MeadWestvaco Corp	61,417	1,007,853
Monsanto Co	17,392	1,292,921
Pactiv Corp *	35,641	773,410
Praxair Inc	130,582	9,280,463
Sonoco Products Co	17,893	428,537
Terra Industries Inc	53,683	1,300,202
The Dow Chemical Co	596,201	9,622,684
United States Steel Corp	40,517	1,448,078

		45,171,166

Telecommunication Services - 4.4%

American Tower Corp ‘A’ *	13,321	420,011
AT&T Inc	973,268	24,175,977
Embarq Corp	10,483	440,915
NII Holdings Inc *	267,269	5,096,820
Sprint Nextel Corp *	2,143,893	10,312,125
Telephone & Data Systems Inc	24,485	692,926
U.S. Cellular Corp *	47,550	1,828,298
Verizon Communications Inc	369,278	11,347,913

		54,314,985

Utilities - 4.0%

American Electric Power Co Inc	58,955	1,703,210
CMS Energy Corp	1	12
Dynegy Inc ‘A’ *	4	9
Edison International	59,995	1,887,443
Energen Corp	119,243	4,757,796
Entergy Corp	38,460	2,981,419
Exelon Corp	86,375	4,423,264
FirstEnergy Corp	31,288	1,212,410
FPL Group Inc	26,467	1,504,914
NRG Energy Inc *	317,597	8,244,818
NV Energy Inc	209,664	2,262,275
PG&E Corp	103,920	3,994,685
PPL Corp	285,462	9,408,828
Public Service Enterprise Group Inc	110,370	3,601,373
The AES Corp *	83,453	968,889
The Southern Co	66,871	2,083,700

		49,035,045

Total Common Stocks (Cost $1,484,542,209)		1,510,423,331

EXCHANGE-TRADED FUND - 0.1%

iShares Dow Jones U.S. Real Estate Index Fund	55,470	1,793,900

Total Exchange-Traded Fund (Cost $1,768,027)		1,793,900

Principal
Amount
SHORT-TERM INVESTMENTS - 0.6%

U.S. Treasury Bills - 0.2%

0.350% due 02/11/10 ‡	$2,800,000	2,793,787

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
LONG/SHORT LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Principal
	Amount	Value
Repurchase Agreement - 0.4%

Fixed Income Clearing Corp 0.010% due 07/01/09 (Dated 06/30/09, repurchase price of $4,980,001; collateralized by Freddie Mac: 2.875% due 04/30/10 and market value $4,412,625; and Freddie Mac: 2.875% due 04/30/10 and market value $671,375)	$4,980,000	$4,980,000

Total Short-Term Investments (Cost $7,773,875)		7,773,787

TOTAL INVESTMENTS - 122.9% (Cost $1,494,084,111)		1,519,991,018

TOTAL SECURITIES SOLD SHORT - (23.6%) (See Securities Sold Short) (Proceeds $279,023,010)		(292,189,501)

OTHER ASSETS & LIABILITIES, NET - 0.7%		9,004,202

NET ASSETS - 100.0%		$1,236,805,719

SECURITIES SOLD SHORT

	Shares	Value
COMMON STOCKS - 23.6%

Consumer Discretionary - 3.3%

Abercrombie & Fitch Co ‘A’	2	$51
AutoZone Inc	23,484	3,548,667
Bed Bath & Beyond Inc	34,410	1,058,108
Clear Channel Outdoor Holdings Inc ‘A’	3,809	20,188
DeVry Inc	37,530	1,878,001
Gannett Co Inc	4	14
Harman International Industries Inc	284	5,339
Hillenbrand Inc	43,102	717,217
J.C. Penney Co Inc	44,820	1,286,782
Jarden Corp	88,997	1,668,694
KB Home	2	27
Liberty Media Corp — Capital ‘A’	154,435	2,094,139
Liberty Media Corp — Entertainment ‘A’	183,164	4,899,637
Limited Brands Inc	160,440	1,920,467
M.D.C. Holdings Inc	28,533	859,129
Marriott International Inc ‘A’	66,244	1,461,995
Meredith Corp	4,281	109,380
News Corp ‘B’	69,750	737,258
Nordstrom Inc	47,220	939,206
Omnicom Group Inc	45,700	1,443,206
O’Reilly Automotive Inc	49,025	1,866,872
Pulte Homes Inc	60,204	531,601
Scientific Games Corp ‘A’	1	16
Starbucks Corp	43,050	597,965
The Home Depot Inc	58,389	1,379,732
The New York Times Co ‘A’	36,340	200,234
The TJX Cos Inc	92,123	2,898,190
Tiffany & Co	27,050	685,988
Time Warner Cable Inc	3,078	97,480
Toll Brothers Inc	287,409	4,877,331
Weight Watchers International Inc	87,666	2,259,153

		40,042,067

Consumer Staples - 0.6%

Colgate-Palmolive Co	42,920	3,036,161
Energizer Holdings Inc	20,622	1,077,293
Smithfield Foods Inc	6	84
The J.M. Smucker Co	56,387	2,743,791
Walgreen Co	20,960	616,224

		7,473,553

Energy - 2.3%

Baker Hughes Inc	46,730	1,702,841
Chesapeake Energy Corp	43,723	867,027
CNX Gas Corp	2	53
El Paso Corp	584,286	5,392,960
Forest Oil Corp	42,666	636,577
Helix Energy Solutions Group Inc	44,528	484,019
Newfield Exploration Co	91,264	2,981,595
Pioneer Natural Resources Co	19,100	487,050
Plains Exploration & Production Co	267,650	7,322,904
Pride International Inc	14,477	362,794
Quicksilver Resources Inc	287,344	2,669,426
SandRidge Energy Inc	11,447	97,528
Sunoco Inc	19,619	455,161
Tesoro Corp	58,354	742,847
W&T Offshore Inc	28,765	280,171
XTO Energy Inc	96,370	3,675,552

		28,158,505

Financials - 4.9%

Affiliated Managers Group Inc	31,241	1,817,914
American National Insurance Co	4,611	348,499
Ameriprise Financial Inc	58,131	1,410,839
Aon Corp	14,310	541,920
Apartment Investment & Management Co ‘A’ REIT	72,341	640,218
BancorpSouth Inc	8,560	175,737
Boston Properties Inc REIT	18,990	905,823
Camden Property Trust REIT	15,874	438,122
Capital One Financial Corp	80,955	1,771,295
Capitol Federal Financial	652	24,991
CB Richard Ellis Group Inc ‘A’	129,471	1,211,849
Comerica Inc	92,294	1,952,018
Everest Re Group Ltd (Bermuda)	14,077	1,007,491
Federated Investors Inc ‘B’	128,210	3,088,579
Fidelity National Financial Inc ‘A’	16,114	218,022
First Horizon National Corp	206,292	2,475,503
FirstMerit Corp	30,392	516,064
Genworth Financial Inc ‘A’	216,256	1,511,629
Home Properties Inc REIT	43,670	1,489,147
Hudson City Bancorp Inc	25,070	333,180
Huntington Bancshares Inc	134,772	563,347
Jefferies Group Inc	116,371	2,482,193
Lazard Ltd ‘A’ (Bermuda)	106,587	2,869,322
Legg Mason Inc	136,551	3,329,113
Leucadia National Corp	7	148
Markel Corp	16,480	4,642,416
OneBeacon Insurance Group Ltd ‘A’ (Bermuda)	13,103	153,174
Plum Creek Timber Co Inc REIT	16,480	490,774
Post Properties Inc REIT	22,500	302,400
ProLogis REIT	50,373	406,006
Protective Life Corp	118,085	1,350,892
Prudential Financial Inc	14,035	522,383
PS Business Parks Inc REIT	13,784	667,697
Regions Financial Corp	16	65
RenaissanceRe Holdings Ltd (Bermuda)	64,134	2,984,796

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
LONG/SHORT LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
SLM Corp	406,975	$4,179,633
Synovus Financial Corp	183,759	549,439
T. Rowe Price Group Inc	23,590	982,995
Taubman Centers Inc REIT	90,961	2,443,212
The Allstate Corp	10,615	259,006
The Charles Schwab Corp	65,030	1,140,626
The Hartford Financial Services Group Inc	193,140	2,292,572
The NASDAQ OMX Group Inc	36,662	781,267
The Progressive Corp	37,680	569,345
The St. Joe Co	21,624	572,820
The Student Loan Corp	2,510	93,372
UDR Inc REIT	140,704	1,453,472
UMB Financial Corp	6,540	248,585
Vornado Realty Trust REIT	25,987	1,170,195
Washington Federal Inc	6,195	80,535
XL Capital Ltd ‘A’ (Cayman)	125,676	1,440,247
Zions Bancorp	7,834	90,561

		60,991,448

Health Care - 3.3%

AmerisourceBergen Corp	85,080	1,509,319
Becton Dickinson & Co	30,220	2,154,988
Biogen Idec Inc	11,990	541,349
BioMarin Pharmaceutical Inc	94,123	1,469,260
Cerner Corp	4,881	304,037
DaVita Inc	57,263	2,832,228
Eli Lilly & Co	133,110	4,610,931
Forest Laboratories Inc	42,810	1,074,959
Genzyme Corp	8,020	446,474
HLTH Corp	91,860	1,203,366
Hologic Inc	303,499	4,318,791
Humana Inc	9,954	321,116
Inverness Medical Innovations Inc	64,630	2,299,535
Kinetic Concepts Inc	89,549	2,440,210
King Pharmaceuticals Inc	550,386	5,300,217
Laboratory Corp of America Holdings	8,999	610,042
OSI Pharmaceuticals Inc	8,765	247,436
Perrigo Co	67,649	1,879,289
Pharmaceutical Product Development Inc	4,113	95,504
Quest Diagnostics Inc	8,210	463,290
Sepracor Inc	8,944	154,910
St. Jude Medical Inc	31,080	1,277,388
Vertex Pharmaceuticals Inc	154,284	5,498,682
WellCare Health Plans Inc	2,192	40,530

		41,093,851

Industrials - 3.3%

3M Co	37,080	2,228,508
AMR Corp	261,199	1,050,020
BE Aerospace Inc	73,027	1,048,668
Cintas Corp	8,115	185,347
Continental Airlines Inc ‘B’	79,890	707,825
Delta Air Lines Inc	83,112	481,218
Dover Corp	127,100	4,205,739
FedEx Corp	20,350	1,131,867
FTI Consulting Inc	32,725	1,659,812
Heartland Express Inc	87,690	1,290,797
Iron Mountain Inc	18,405	529,144
ITT Corp	115,570	5,142,865
Kennametal Inc	6,883	132,016
Knight Transportation Inc	67,540	1,117,787
Lockheed Martin Corp	15,100	1,217,815
MSC Industrial Direct Co Inc ‘A’	8,744	310,237
Oshkosh Corp	121,523	1,766,944
Owens Corning Inc	93,776	1,198,457
Raytheon Co	103,209	4,585,576
Terex Corp	17,011	205,323
Textron Inc	3,520	34,003
The Manitowoc Co Inc	221,405	1,164,590
United Parcel Service Inc ‘B’	52,880	2,643,471
W.W. Grainger Inc	30,222	2,474,577
Waste Management Inc	120,921	3,405,135
Werner Enterprises Inc	52,170	945,320

		40,863,061

Information Technology - 4.6%

Analog Devices Inc	73,750	1,827,525
ANSYS Inc	27,023	842,037
Automatic Data Processing Inc	22,080	782,515
Brocade Communications Systems Inc	85,058	665,154
Ciena Corp	338,395	3,502,388
Citrix Systems Inc	1	32
Cypress Semiconductor Corp	475,195	4,371,794
Diebold Inc	3,205	84,484
Dolby Laboratories Inc ‘A’	6,772	252,460
eBay Inc	62,041	1,062,762
EMC Corp	97,400	1,275,940
F5 Networks Inc	47,642	1,647,937
Fiserv Inc	43,527	1,989,184
Intel Corp	78,400	1,297,520
International Rectifier Corp	162,624	2,408,461
Itron Inc	24,125	1,328,564
KLA-Tencor Corp	80,750	2,038,938
Lam Research Corp	258,757	6,727,682
Linear Technology Corp	236,509	5,522,485
Maxim Integrated Products Inc	60,880	955,207
Microchip Technology Inc	59,800	1,348,490
Novellus Systems Inc	8	134
Nuance Communications Inc	270,569	3,271,179
PMC-Sierra Inc	42,800	340,688
Rambus Inc	121,990	1,889,625
SAIC Inc	106,950	1,983,923
Texas Instruments Inc	325,249	6,927,804
Varian Semiconductor Equipment Associates Inc	30,606	734,238
Visa Inc ‘A’	18,713	1,165,071

		56,244,221

Materials - 0.3%

Carpenter Technology Corp	3,968	82,574
Eagle Materials Inc	30,079	759,194
International Flavors & Fragrances Inc	1	33
Olin Corp	17,530	208,432
OM Group Inc	65,530	1,901,681
Steel Dynamics Inc	1	15
The Scotts Miracle-Gro Co ‘A’	13,635	477,907
Valhi Inc	8	59
Vulcan Materials Co	8,690	374,539
Weyerhaeuser Co	9,620	292,737

		4,097,171

Telecommunication Services - 0.5%

Leap Wireless International Inc	62,566	2,060,298
SBA Communications Corp ‘A’	182,250	4,472,415

		6,532,713

Utilities - 0.5%

Allegheny Energy Inc	21,500	551,475
American Water Works Co Inc	93,135	1,779,810
Dominion Resources Inc	43,960	1,469,143

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
LONG/SHORT LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
ONEOK Inc	29,334	$865,060
Progress Energy Inc	53,593	2,027,423

		6,692,911

Total Common Stocks (Proceeds $279,023,010)		292,189,501

TOTAL SECURITIES SOLD SHORT - 23.6% (Proceeds $279,023,010)		$292,189,501

Notes to Schedule of Investments
(a)	As of June 30, 2009, the portfolio was diversified as a percentage of net assets as follows:

			Net
	Long	Short	Exposure
Information Technology	27.2%	(4.6%)	22.6%
Financials	17.0%	(4.9%)	12.1%
Health Care	16.6%	(3.3%)	13.3%
Energy	15.3%	(2.3%)	13.0%
Consumer Staples	12.6%	(0.6%)	12.0%
Consumer Discretionary	11.0%	(3.3%)	7.7%
Industrials	10.4%	(3.3%)	7.1%
Telecommunication Services	4.4%	(0.5%)	3.9%
Utilities	4.0%	(0.5%)	3.5%
Materials	3.7%	(0.3%)	3.4%
Short-Term Investments	0.6%	—	0.6%
Exchange-Traded Fund	0.1%	—	0.1%

	122.9%	(23.6%)	99.3%

Securities sold short	(23.6%)

Other Assets & Liabilities, Net	0.7%

	100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Open futures contracts outstanding as of June 30, 2009 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Depreciation

S&P E-Mini (09/09)	300	$14,047,500	($315,765)

(d)	As of June 30, 2009, securities with a total aggregate market value of $2,793,787 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
MAIN STREET® CORE PORTFOLIO
Summary Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.9%

Consumer Discretionary - 8.6%

McDonald’s Corp	127,300	$7,318,477
The Walt Disney Co †	252,500	5,890,825
Time Warner Cable Inc	164,218	5,200,773
Time Warner Inc	306,267	7,714,857
Other Securities		72,396,143

		98,521,075

Consumer Staples - 9.6%

Colgate-Palmolive Co	180,100	12,740,274
General Mills Inc	151,200	8,470,224
Philip Morris International Inc	626,200	27,314,844
The Procter & Gamble Co	255,082	13,034,690
Wal-Mart Stores Inc	389,100	18,848,004
Other Securities		29,759,919

		110,167,955

Energy - 12.7%

Anadarko Petroleum Corp	126,400	5,737,296
Chevron Corp	356,647	23,627,864
Exxon Mobil Corp	709,568	49,605,899
Halliburton Co	379,500	7,855,650
Murphy Oil Corp	109,900	5,969,768
Occidental Petroleum Corp	231,707	15,248,638
Other Securities		36,638,404

		144,683,519

Financials - 12.4%

American Express Co	293,700	6,825,588
Bank of America Corp	1,253,923	16,551,784
JPMorgan Chase & Co	581,692	19,841,514
State Street Corp	183,200	8,647,040
The Chubb Corp	131,400	5,240,232
The Travelers Cos Inc	211,387	8,675,322
U.S. Bancorp	380,200	6,813,184
Other Securities		68,837,003

		141,431,667

Health Care - 14.2%

Abbott Laboratories	332,400	15,636,096
Aetna Inc	294,000	7,364,700
Amgen Inc *	221,000	11,699,740
Johnson & Johnson	258,900	14,705,520
Laboratory Corp of America Holdings *	128,300	8,697,457
Merck & Co Inc	599,100	16,750,836
Pfizer Inc †	823,560	12,353,400
WellPoint Inc *	222,400	11,317,936
Other Securities		63,647,620

		162,173,305

Industrials - 11.2%

General Dynamics Corp	106,400	5,893,496
General Electric Co	488,016	5,719,548
Northrop Grumman Corp	142,700	6,518,536
The Boeing Co †	289,800	12,316,500
United Technologies Corp	275,500	14,314,980
Other Securities		83,140,611

		127,903,671

Information Technology - 18.9%

Apple Inc *	107,500	15,311,225
Applied Materials Inc †	476,900	5,231,593
Cisco Systems Inc *	1,389,000	25,890,960
eBay Inc *	329,100	5,637,483
Google Inc ‘A’ *	19,300	8,136,687
International Business Machines Corp	175,400	18,315,268
MasterCard Inc ‘A’	36,400	6,090,084
Microsoft Corp	1,352,600	32,151,302
QUALCOMM Inc	224,700	10,156,440
Texas Instruments Inc †	484,800	10,326,240
Other Securities		78,734,622

		215,981,904

Materials - 3.7%

Monsanto Co	78,200	5,813,388
Southern Copper Corp	296,800	6,066,592
Other Securities		30,548,103

		42,428,083

Telecommunication Services - 2.4%

AT&T Inc	258,787	6,428,269
Verizon Communications Inc	371,700	11,422,341
Other Securities		9,564,052

		27,414,662

Utilities - 1.2%

Other Securities		13,210,674

Total Common Stocks (Cost $1,174,729,131)		1,083,916,515

EXCHANGE-TRADED FUND - 0.7%

Standard & Poor’s Depository Receipts Trust 1	86,700	7,969,464

Total Exchange-Traded Fund (Cost $8,032,365)		7,969,464

	Principal
	Amount
SHORT-TERM INVESTMENT - 3.7%

Repurchase Agreement - 3.7%

Fixed Income Clearing Corp 0.010% due 07/01/09 (Dated 06/30/09, repurchase price of $41,882,012; collateralized by Federal Home Loan Bank: 0.800% due 04/30/10 and market value $42,724,619)	$41,882,000	41,882,000

Total Short-Term Investment (Cost $41,882,000)		41,882,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.3% (Cost $1,224,643,496)		1,133,767,979

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Summary Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 4.4%

BNY Mellon SL DBT II Liquidating Fund
0.806% + Δ □ Ω	44,689,170	$43,750,697
Mellon GSL DBT II Collateral Fund
0.335% Δ	6,246,051	6,246,051
Mellon GSL Reinvestment Trust II
0.000% + □ ¤ Ж	2,437,663	24,377

Total Securities Lending Collateral (Cost $53,372,884)		50,021,125

TOTAL INVESTMENTS - 103.7% (Cost $1,278,016,380)		1,183,789,104

OTHER ASSETS & LIABILITIES, NET - (3.7%)		(42,210,277)

NET ASSETS - 100.0%		$1,141,578,827

Notes to Schedule of Investments
(a)	As of June 30, 2009, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	18.9%
Health Care	14.2%
Energy	12.7%
Financials	12.4%
Industrials	11.2%
Consumer Staples	9.6%
Consumer Discretionary	8.6%
Short-Term Investment & Securities Lending Collateral	8.1%
Materials	3.7%
Telecommunication Services	2.4%
Utilities	1.2%
Exchange-Traded Fund	0.7%

103.7%
Other Assets & Liabilities, Net	(3.7%)

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Securities, including those listed under Other Securities, with a total aggregate market value of $43,775,238 or 3.8% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(d)	Securities with a total aggregate market value of $24,377 or less than 0.1% of the net assets were in default as of June 30, 2009.

(e)	Less than 0.1% of the portfolio’s net assets (not including securities in the BNY Mellon SL DBT II Liquidating Fund. See Note 18 in Notes to Financial Statements.) were reported illiquid by the portfolio manager under the Fund’s policy.

(f)	Other Securities represent securities not identified as a top-fifty holding in terms of market value, and not exceeding one percent of the portfolio’s net assets as of June 30, 2009.

(g)	A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to the WHERE TO GO FOR MORE INFORMATION section of this report.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
MID-CAP EQUITY PORTFOLIO
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.2%

Consumer Discretionary - 12.8%

Abercrombie & Fitch Co ‘A’ †	833,611	$21,165,384
Burger King Holdings Inc	1,000,000	17,270,000
J.C. Penney Co Inc †	789,300	22,660,803
Leggett & Platt Inc	1,979,350	30,145,500
Mattel Inc	2,170,300	34,833,315
Starbucks Corp * †	1,859,500	25,828,455
The Gap Inc	1,197,300	19,635,720
Viacom Inc ‘B’ *	1,382,600	31,385,020

		202,924,197

Consumer Staples - 9.2%

Avon Products Inc †	811,000	20,907,580
Campbell Soup Co	722,929	21,268,571
McCormick & Co Inc †	985,100	32,045,303
Molson Coors Brewing Co ‘B’	812,000	34,371,960
Sara Lee Corp	1,785,500	17,426,480
The J.M. Smucker Co	389,400	18,948,204

		144,968,098

Energy - 8.0%

Holly Corp	1,470,700	26,443,186
Massey Energy Co	660,500	12,906,170
Patterson-UTI Energy Inc	1,999,300	25,710,998
Pride International Inc *	1,100,800	27,586,048
The Williams Cos Inc	1,636,400	25,544,204
Valero Energy Corp	451,900	7,632,591

		125,823,197

Financials - 13.0%

Ameriprise Financial Inc	1,291,900	31,354,413
City National Corp	434,567	16,005,103
Hudson City Bancorp Inc	1,307,500	17,376,675
Marsh & McLennan Cos Inc	789,100	15,884,583
Northern Trust Corp	152,500	8,186,200
PartnerRe Ltd † (Bermuda)	271,900	17,659,905
Public Storage REIT †	470,700	30,821,436
RenaissanceRe Holdings Ltd (Bermuda)	512,200	23,837,788
The St. Joe Co * †	923,400	24,460,866
Waddell & Reed Financial Inc ‘A’	725,728	19,137,447

		204,724,416

Health Care - 12.0%

Cardinal Health Inc	547,100	16,713,905
Hospira Inc *	1,302,500	50,172,300
Life Technologies Corp *	645,606	26,934,682
Omnicare Inc †	1,033,417	26,620,822
Patterson Cos Inc * †	897,500	19,475,750
Warner Chilcott Ltd ‘A’ * † (Bermuda)	1,804,056	23,723,337
Zimmer Holdings Inc *	603,900	25,726,140

		189,366,936

Industrials - 14.4%

Cintas Corp	827,479	18,899,620
Corrections Corp of America *	1,778,300	30,213,317
Covanta Holding Corp * †	1,292,600	21,922,496
Dover Corp	679,200	22,474,728
Foster Wheeler AG * (Switzerland)	1,494,800	35,501,500
Monster Worldwide Inc * †	1,229,600	14,521,576
Parker-Hannifin Corp	529,400	22,743,024
Republic Services Inc	1,558,900	38,052,749
Spirit AeroSystems Holdings Inc ‘A’ *	1,723,000	23,674,020

		228,003,030

Information Technology - 14.9%

Agilent Technologies Inc *	1,448,800	29,425,128
Analog Devices Inc	1,346,295	33,361,190
Fidelity National Information Services Inc	609,500	12,165,620
Ingram Micro Inc ‘A’ *	2,054,100	35,946,750
Juniper Networks Inc *	858,300	20,255,880
Lam Research Corp *	714,600	18,579,600
NetApp Inc *	635,000	12,522,200
NeuStar Inc ‘A’ *	792,774	17,567,872
Symantec Corp *	2,486,100	38,683,716
VeriSign Inc *	867,400	16,029,552

		234,537,508

Materials - 8.7%

Air Products & Chemicals Inc	383,800	24,789,642
Ball Corp	934,900	42,220,084
Bemis Co Inc	773,700	19,497,240
Packaging Corp of America	2,077,700	33,658,740
RPM International Inc	1,276,928	17,928,069

		138,093,775

Utilities - 4.2%

American Electric Power Co Inc	1,021,000	29,496,690
Energen Corp	392,768	15,671,443
Wisconsin Energy Corp	534,700	21,767,637

		66,935,770

Total Common Stocks (Cost $1,544,469,636)		1,535,376,927

	Principal
	Amount
SHORT-TERM INVESTMENT - 3.3%

Repurchase Agreement - 3.3%

Fixed Income Clearing Corp 0.010% due 07/01/09 (Dated 06/30/09, repurchase price of $52,809,015; collateralized by Federal Home Loan Bank: 0.000% due 03/31/10 and market value $53,867,238)	$52,809,000	52,809,000

Total Short-Term Investment (Cost $52,809,000)		52,809,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.5% (Cost $1,597,278,636)		1,588,185,927

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
MID-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 6.3%

BNY Mellon SL DBT II Liquidating Fund
0.806% + Δ □ Ω	70,177,213	$68,703,492
Mellon GSL DBT II Collateral Fund
0.335% Δ	30,121,810	30,121,810
Mellon GSL Reinvestment Trust II
0.000% + □ ¤ Ж	10,141,691	101,417

Total Securities Lending Collateral (Cost $110,440,714)		98,926,719

TOTAL INVESTMENTS - 106.8% (Cost $1,707,719,350)		1,687,112,646

OTHER ASSETS & LIABILITIES, NET - (6.8%)		(107,786,297)

NET ASSETS - 100.0%		$1,579,326,349

Notes to Schedule of Investments
(a)	As of June 30, 2009, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	14.9%
Industrials	14.4%
Financials	13.0%
Consumer Discretionary	12.8%
Health Care	12.0%
Short-Term Investment & Securities Lending Collateral	9.6%
Consumer Staples	9.2%
Materials	8.7%
Energy	8.0%
Utilities	4.2%

106.8%
Other Assets & Liabilities, Net	(6.8%)

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Securities with a total aggregate market value of $68,804,909 or 4.4% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(d)	Securities with a total aggregate market value of $101,417 or less than 0.1% of the net assets were in default as of June 30, 2009.

(e)	Less than 0.1% of the portfolio’s net assets (not including securities in the BNY Mellon SL DBT II Liquidating Fund. See Note 18 in Notes to Financial Statements.) were reported illiquid by the portfolio manager under the Fund’s policy.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.5%

Health Care - 0.5%

Ironwood Pharmaceuticals Inc ‘H’ 8.000% + Ж	367,342	$4,408,104

Total Convertible Preferred Stocks (Cost $4,408,104)		4,408,104

COMMON STOCKS - 95.8%

Consumer Discretionary - 26.0%

Abercrombie & Fitch Co ‘A’	400,882	10,178,394
Ctrip.com International Ltd ADR * † (Cayman)	656,699	30,405,164
Discovery Communications Inc ‘C’ *	480,225	9,859,019
Gafisa SA ADR † (Brazil)	524,436	8,653,194
Groupe Aeroplan Inc (Canada)	1,420,989	10,078,803
Las Vegas Sands Corp * †	957,360	7,524,850
Li & Fung Ltd + (Bermuda)	10,336,000	27,597,404
Mohawk Industries Inc * †	151,018	5,388,322
Morningstar Inc * †	415,547	17,133,003
Netflix Inc * †	181,170	7,489,568
New Oriental Education & Technology Group Inc ADR * † (Cayman)	266,726	17,966,663
NVR Inc * †	19,515	9,804,141
priceline.com Inc * †	232,478	25,932,921
Sears Holdings Corp *	144,193	9,591,718
Starbucks Corp *	1,527,493	21,216,878
Strayer Education Inc †	61,134	13,333,937
Wynn Resorts Ltd * †	514,163	18,149,954

		250,303,933

Energy - 10.2%

Petrohawk Energy Corp *	385,041	8,586,414
Range Resources Corp	199,598	8,265,353
Southwestern Energy Co *	1,135,442	44,111,922
Ultra Petroleum Corp * (Canada)	952,583	37,150,737

		98,114,426

Financials - 9.0%

Brookfield Asset Management Inc ‘A’ (Canada)	907,319	15,487,935
Calamos Asset Management Inc ‘A’	687,823	9,705,183
Greenhill & Co Inc	129,316	9,337,908
IntercontinentalExchange Inc *	183,260	20,935,623
Leucadia National Corp *	1,103,379	23,270,263
Moody’s Corp	304,535	8,024,497

		86,761,409

Health Care - 11.7%

Allergan Inc †	267,857	12,744,636
Gen-Probe Inc *	357,645	15,371,582
Illumina Inc * †	941,773	36,672,641
Intuitive Surgical Inc * †	58,718	9,609,788
Mindray Medical International Ltd ADR † (Cayman)	498,570	13,920,074
Techne Corp	380,431	24,275,302

		112,594,023

Industrials - 10.7%

Aecom Technology Corp *	395,598	12,659,136
C.H. Robinson Worldwide Inc	386,527	20,157,383
Covanta Holding Corp *	638,792	10,833,912
Expeditors International of Washington Inc	806,387	26,884,943
IHS Inc ‘A’ *	341,592	17,035,193
Monster Worldwide Inc * †	568,345	6,712,154
The Corporate Executive Board Co †	403,978	8,386,583

		102,669,304

Information Technology - 19.7%

Alibaba.com Ltd * † + (Cayman)	10,136,800	17,865,452
Autodesk Inc *	689,149	13,080,048
Baidu Inc ADR * (Cayman)	112,349	33,827,160
BYD Co ‘H’ Ltd * + (China)	1,991,500	7,849,799
Equinix Inc * †	149,859	10,900,744
Redecard SA (Brazil)	1,608,686	24,629,028
salesforce.com inc * †	580,354	22,152,112
Tencent Holdings Ltd + (Cayman)	3,333,000	38,671,482
Teradata Corp *	859,762	20,144,224

		189,120,049

Materials - 7.1%

Intrepid Potash Inc * †	521,080	14,631,927
Martin Marietta Materials Inc †	286,616	22,608,270
Nalco Holding Co	936,010	15,762,408
Rockwood Holdings Inc *	679,412	9,946,592
Texas Industries Inc †	179,287	5,622,440

		68,571,637

Telecommunication Services - 1.4%

Millicom International Cellular SA * (Luxembourg)	97,895	5,507,573
NII Holdings Inc *	420,342	8,015,922

		13,523,495

Total Common Stocks (Cost $1,123,512,740)		921,658,276

	Principal
	Amount
SHORT-TERM INVESTMENT - 4.5%

Repurchase Agreement - 4.5%

Fixed Income Clearing Corp 0.010% due 07/01/09 (Dated 06/30/09, repurchase price of $43,407,012; collateralized by Federal Home Loan Bank: 0.800% due 04/30/10 and market value $44,275,413)	$43,407,000	43,407,000

Total Short-Term Investment (Cost $43,407,000)		43,407,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.8% (Cost $1,171,327,844)		969,473,380

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 17.7%

BNY Mellon SL DBT II Liquidating Fund
0.806% + Δ □ Ω	119,254,783	$116,750,433
Mellon GSL DBT II Collateral Fund
0.335% Δ	53,917,670	53,917,670
Mellon GSL Reinvestment Trust II
0.000% + □ ¤ Ж	3,622,972	36,230

Total Securities Lending Collateral (Cost $176,795,425)		170,704,333

TOTAL INVESTMENTS - 118.5% (Cost $1,348,123,269)		1,140,177,713

OTHER ASSETS & LIABILITIES, NET - (18.5%)		(178,175,968)

NET ASSETS - 100.0%		$962,001,745

Notes to Schedule of Investments
(a)	As of June 30, 2009, the portfolio was diversified as a percentage of net assets as follows:

Consumer Discretionary	26.0%
Short-Term Investment & Securities Lending Collateral	22.2%
Information Technology	19.7%
Health Care	12.2%
Industrials	10.7%
Energy	10.2%
Financials	9.0%
Materials	7.1%
Telecommunication Services	1.4%

118.5%
Other Assets & Liabilities, Net	(18.5%)

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Securities with a total aggregate market value of $213,178,904 or 22.2% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(d)	Securities with a total aggregate market value of $36,230 or less than 0.1% of the net assets were in default as of June 30, 2009.

(e)	0.5% of the portfolio’s net assets (not including securities in the BNY Mellon SL DBT II Liquidating Fund. See Note 18 in Notes to Financial Statements.) were reported illiquid by the portfolio manager under the Fund’s policy.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.1%

Consumer Discretionary - 15.0%

AnnTaylor Stores Corp *	513,600	$4,098,528
Autoliv Inc	320,500	9,220,785
Bally Technologies Inc *	133,700	4,000,304
Burger King Holdings Inc	434,150	7,497,769
Cablevision Systems Corp ‘A’	697,070	13,530,129
Darden Restaurants Inc	152,100	5,016,258
H&R Block Inc	679,160	11,701,927
Limited Brands Inc	691,530	8,277,614
Macy’s Inc	695,430	8,178,257
Mattel Inc	574,610	9,222,490
PetSmart Inc	362,310	7,775,173
Starwood Hotels & Resorts Worldwide Inc	200,610	4,453,542
The Gap Inc	679,660	11,146,424
The Sherwin-Williams Co	166,210	8,933,788
The Stanley Works	177,700	6,013,368
Viacom Inc ‘B’ *	527,410	11,972,207

		131,038,563

Consumer Staples - 7.8%

Constellation Brands Inc ‘A’ *	443,880	5,628,398
Dean Foods Co *	436,840	8,382,960
Del Monte Foods Co	1,162,850	10,907,533
Lorillard Inc	67,280	4,559,566
Molson Coors Brewing Co ‘B’	236,990	10,031,787
Safeway Inc	564,930	11,507,624
The Estee Lauder Cos Inc ‘A’	102,100	3,335,607
The J.M. Smucker Co	196,390	9,556,337
The Kroger Co	206,760	4,559,058

		68,468,870

Energy - 7.8%

Cimarex Energy Co	274,000	7,765,160
CONSOL Energy Inc	317,400	10,778,904
Hess Corp	145,150	7,801,812
Newfield Exploration Co *	365,339	11,935,625
Noble Corp (Switzerland)	264,380	7,997,495
Plains Exploration & Production Co *	355,840	9,735,782
Southwestern Energy Co *	146,870	5,705,900
Weatherford International Ltd * (Switzerland)	334,480	6,542,429

		68,263,107

Financials - 22.8%

Astoria Financial Corp	889,100	7,628,478
AXIS Capital Holdings Ltd (Bermuda)	453,290	11,867,132
Boston Properties Inc REIT	126,980	6,056,946
Chimera Investment Corp REIT	4,367,400	15,242,226
City National Corp	149,060	5,489,880
Cullen/Frost Bankers Inc	165,410	7,628,709
HCC Insurance Holdings Inc	417,210	10,017,212
Invesco Ltd (Bermuda)	544,210	9,697,822
KeyCorp	1,817,800	9,525,272
Lincoln National Corp	236,340	4,067,411
Morgan Stanley	247,060	7,043,681
NYSE Euronext	221,300	6,030,425
People’s United Financial Inc	490,370	7,375,165
PHH Corp *	614,687	11,175,010
RenaissanceRe Holdings Ltd (Bermuda)	249,710	11,621,503
Simon Property Group Inc REIT	101,907	5,241,077
TD Ameritrade Holding Corp *	469,900	8,242,046
The Bank of New York Mellon Corp	299,990	8,792,707
The Hanover Insurance Group Inc	367,490	14,005,044
The Travelers Cos Inc	269,070	11,042,633
W.R. Berkley Corp	444,100	9,534,827
XL Capital Ltd ‘A’ (Cayman)	513,850	5,888,721
Zions Bancorp	579,850	6,703,066

		199,916,993

Health Care - 6.7%

DaVita Inc *	151,760	7,506,050
Hologic Inc *	292,940	4,168,536
Laboratory Corp of America Holdings *	139,200	9,436,368
Mednax Inc *	200,200	8,434,426
Teleflex Inc	91,650	4,108,669
The Cooper Cos Inc	320,960	7,937,341
Thermo Fisher Scientific Inc *	190,900	7,782,993
WellPoint Inc *	186,200	9,475,718

		58,850,101

Industrials - 8.7%

AGCO Corp *	205,400	5,970,978
Corrections Corp of America *	788,240	13,392,198
Danaher Corp	68,810	4,248,329
Eaton Corp	115,900	5,170,299
Honeywell International Inc	220,680	6,929,352
L-3 Communications Holdings Inc	100,900	7,000,442
Orbital Sciences Corp *	482,860	7,324,986
Parker-Hannifin Corp	146,270	6,283,759
Republic Services Inc	329,170	8,035,040
Textron Inc	378,900	3,660,174
Union Pacific Corp	154,360	8,035,982

		76,051,539

Information Technology - 9.8%

Amdocs Ltd * (United Kingdom)	360,960	7,742,592
Anixter International Inc *	192,940	7,252,614
eBay Inc *	476,400	8,160,732
Fidelity National Information Services Inc	572,870	11,434,485
Micron Technology Inc *	1,228,330	6,215,350
Novell Inc *	958,600	4,342,458
ON Semiconductor Corp *	709,900	4,869,914
Polycom Inc *	214,480	4,347,509
Tech Data Corp *	224,500	7,343,395
TIBCO Software Inc *	638,080	4,575,034
Tyco Electronics Ltd (Switzerland)	358,440	6,663,400
Varian Semiconductor Equipment Associates Inc *	226,080	5,423,659
Xerox Corp	1,186,560	7,688,909

		86,060,051

Materials - 7.4%

Albemarle Corp	374,610	9,578,778
FMC Corp	105,310	4,981,163
Freeport-McMoRan Copper & Gold Inc	102,970	5,159,827
Owens-Illinois Inc *	306,630	8,588,706
Pactiv Corp *	546,070	11,849,719
Reliance Steel & Aluminum Co	160,350	6,155,836
The Lubrizol Corp	172,400	8,156,244
United States Steel Corp	118,700	4,242,338
Weyerhaeuser Co	197,650	6,014,490

		64,727,101

Utilities - 11.1%

American Electric Power Co Inc	364,960	10,543,694
CMS Energy Corp	718,730	8,682,258
Entergy Corp	140,300	10,876,056
EQT Corp	239,790	8,371,069
Northeast Utilities Inc	485,490	10,831,282
NRG Energy Inc *	438,610	11,386,316
PG&E Corp	307,540	11,821,838

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
Questar Corp	361,150	$11,217,319
Wisconsin Energy Corp	308,890	12,574,912

		96,304,744

Total Common Stocks (Cost $829,144,108)		849,681,069

	Principal
	Amount
SHORT-TERM INVESTMENT - 3.1%

Repurchase Agreement - 3.1%

State Street Bank and Trust Co 0.010% due 07/01/09 (Dated 06/30/09, repurchase price of $27,348,008; collateralized by U.S. Treasury Bills: 0.000% due 08/13/09 and market value $27,899,419)	$27,348,000	27,348,000

Total Short-Term Investment (Cost $27,348,000)		27,348,000

TOTAL INVESTMENTS - 100.2% (Cost $856,492,108)		877,029,069

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(1,313,744)

NET ASSETS - 100.0%		$875,715,325

Notes to Schedule of Investments
(a)	As of June 30, 2009, the portfolio was diversified as a percentage of net assets as follows:

Financials	22.8%
Consumer Discretionary	15.0%
Utilities	11.1%
Information Technology	9.8%
Industrials	8.7%
Consumer Staples	7.8%
Energy	7.8%
Materials	7.4%
Health Care	6.7%
Short-Term Investment	3.1%

100.2%
Other Assets & Liabilities, Net	(0.2%)

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.7%

Consumer Discretionary - 9.5%

Aaron’s Inc †	124,541	$3,713,813
Abercrombie & Fitch Co ‘A’ †	138,600	3,519,054
Autoliv Inc	128,925	3,709,172
Best Buy Co Inc †	92,227	3,088,682
Hanesbrands Inc * †	417,750	6,270,428
International Speedway Corp ‘A’	188,525	4,828,125
John Wiley & Sons Inc ‘A’	107,800	3,584,350
Mattel Inc	125,475	2,013,874
Omnicom Group Inc	116,400	3,675,912
Phillips-Van Heusen Corp	459,691	13,188,535
Ross Stores Inc	40,639	1,568,665
Staples Inc	148,128	2,987,742
Wendy’s/Arby’s Group Inc ‘A’	936,855	3,747,420

		55,895,772

Consumer Staples - 4.2%

Archer-Daniels-Midland Co	172,479	4,617,263
ConAgra Foods Inc †	161,850	3,084,861
Energizer Holdings Inc *	64,139	3,350,621
Ralcorp Holdings Inc *	90,461	5,510,884
The J.M. Smucker Co	89,950	4,376,967
The Kroger Co	178,300	3,931,515

		24,872,111

Energy - 5.1%

Anadarko Petroleum Corp	24,425	1,108,651
Arena Resources Inc *	182,800	5,822,180
Concho Resources Inc *	199,075	5,711,462
Dresser-Rand Group Inc *	79,880	2,084,868
Key Energy Services Inc *	394,850	2,274,336
Oil States International Inc *	101,700	2,462,157
Patterson-UTI Energy Inc	399,575	5,138,534
Petrohawk Energy Corp *	108,450	2,418,435
SandRidge Energy Inc *	209,964	1,788,893
Superior Energy Services Inc *	86,222	1,489,054

		30,298,570

Financials - 24.6%

ACE Ltd (Switzerland)	141,250	6,247,488
Annaly Capital Management Inc REIT	487,275	7,377,343
Arthur J. Gallagher & Co	121,625	2,595,477
Aspen Insurance Holdings Ltd (Bermuda)	230,375	5,146,578
BancorpSouth Inc	213,950	4,392,394
Chimera Investment Corp REIT	1,607,800	5,611,222
Cullen/Frost Bankers Inc	189,050	8,718,986
Danvers Bancorp Inc	167,275	2,249,849
FBR Capital Markets Corp REIT *	289,875	1,362,412
Fifth Third Bancorp	315,700	2,241,470
First Cash Financial Services Inc *	393,791	6,899,218
First Horizon National Corp *	1	16
FirstMerit Corp	157,675	2,677,322
HCC Insurance Holdings Inc	539,603	12,955,868
IPC Holdings Ltd (Bermuda)	421,317	11,518,807
Jones Lang LaSalle Inc	46,050	1,507,216
MFA Financial Inc REIT	1,022,575	7,076,219
New York Community Bancorp Inc	172,475	1,843,758
People’s United Financial Inc	205,701	3,093,743
PrivateBancorp Inc	184,325	4,099,388
Prosperity Bancshares Inc †	412,964	12,318,716
Raymond James Financial Inc †	155,024	2,667,963
Reinsurance Group of America Inc	71,050	2,480,356
TD Ameritrade Holding Corp *	249,196	4,370,898
The Hanover Insurance Group Inc	201,675	7,685,834
W.R. Berkley Corp	118,775	2,550,099
Waddell & Reed Financial Inc ‘A’	267,725	7,059,908
Washington Federal Inc	276,775	3,598,075
Willis Group Holdings Ltd (Bermuda)	178,827	4,601,219

		144,947,842

Health Care - 9.1%

Becton Dickinson & Co	26,975	1,923,587
C.R. Bard Inc	19,575	1,457,359
DaVita Inc *	133,332	6,594,601
Henry Schein Inc * †	92,825	4,450,959
Mednax Inc *	160,633	6,767,468
Mettler-Toledo International Inc *	19,800	1,527,570
Patterson Cos Inc *	377,925	8,200,972
Teleflex Inc	134,235	6,017,755
Thermo Fisher Scientific Inc *	103,725	4,228,868
West Pharmaceutical Services Inc	140,625	4,900,781
Zimmer Holdings Inc *	118,500	5,048,100
ZOLL Medical Corp *	114,550	2,215,397

		53,333,417

Industrials - 15.3%

A.O. Smith Corp	149,625	4,873,286
Actuant Corp ‘A’ †	263,825	3,218,665
Alliant Techsystems Inc * †	36,761	3,027,636
Avery Dennison Corp	102,075	2,621,286
Bucyrus International Inc	241,350	6,892,956
Eaton Corp	28,050	1,251,310
Equifax Inc	80,325	2,096,482
Foster Wheeler AG * (Switzerland)	158,225	3,757,844
General Cable Corp *	238,971	8,980,530
Healthcare Services Group Inc	146,812	2,624,999
Kaydon Corp †	129,425	4,214,078
Landstar System Inc	138,925	4,988,797
Lincoln Electric Holdings Inc †	179,742	6,477,902
Lindsay Corp †	101,600	3,362,960
McDermott International Inc * (Panama)	75,645	1,536,350
Nordson Corp †	56,005	2,165,153
Pitney Bowes Inc †	76,707	1,682,185
Robbins & Myers Inc	163,855	3,154,209
RR Donnelley & Sons Co	230,775	2,681,606
SPX Corp	16,600	812,902
Waste Connections Inc *	489,165	12,674,265
Watson Wyatt Worldwide Inc ‘A’	180,175	6,761,968

		89,857,369

Information Technology - 13.0%

Amdocs Ltd * (United Kingdom)	190,469	4,085,560
ANSYS Inc *	15,625	486,875
CACI International Inc ‘A’ *	92,825	3,964,556
CommScope Inc *	43,200	1,134,432
FactSet Research Systems Inc †	123,725	6,170,166
Fiserv Inc *	47,605	2,175,548
MICROS Systems Inc * †	219,990	5,570,147
Microsemi Corp * †	491,175	6,778,215
NICE Systems Ltd ADR * (Israel)	437,557	10,094,440
Nuance Communications Inc * †	437,850	5,293,606
Rofin-Sinar Technologies Inc *	102,319	2,047,403
SRA International Inc ‘A’ *	213,000	3,740,280
Sybase Inc * †	423,600	13,275,624
Tyler Technologies Inc * †	366,200	5,720,044
Varian Semiconductor Equipment Associates Inc * †	250,750	6,015,492

		76,552,388

Materials - 10.1%

Airgas Inc †	175,250	7,102,882
Albemarle Corp	117,666	3,008,720
Celanese Corp ‘A’	168,250	3,995,938
Cliffs Natural Resources Inc	167,400	4,096,278
FMC Corp	72,850	3,445,805

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
Nalco Holding Co	178,825	$3,011,413
Owens-Illinois Inc *	320,600	8,980,006
Pactiv Corp *	480,610	10,429,237
Steel Dynamics Inc	298,950	4,403,534
The Scotts Miracle-Gro Co ‘A’	169,400	5,937,470
Walter Energy Inc	135,475	4,909,614

		59,320,897

Telecommunication Services - 2.1%

Syniverse Holdings Inc *	756,875	12,132,706

Utilities - 0.7%

Calpine Corp *	356,596	3,976,045

Total Common Stocks (Cost $567,442,774)		551,187,117

EXCHANGE-TRADED FUND - 0.6%

iShares Russell Midcap Value Index Fund	119,625	3,464,340

Total Exchange-Traded Fund (Cost $3,516,861)		3,464,340

	Principal
	Amount
SHORT-TERM INVESTMENT - 4.3%

Repurchase Agreement - 4.3%

Fixed Income Clearing Corp 0.010% due 07/01/09 (Dated 06/30/09, repurchase price of $25,382,007; collateralized by Federal Home Loan Bank: 0.000% due 03/31/10 and market value $25,892,538)	$25,382,000	25,382,000

Total Short-Term Investment (Cost $25,382,000)		25,382,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 98.6% (Cost $596,341,635)		580,033,457

	Shares
SECURITIES LENDING COLLATERAL - 7.6%

BNY Mellon SL DBT II Liquidating Fund
0.806% + Δ □ Ω	40,702,143	39,847,398
Mellon GSL DBT II Collateral Fund
0.335% Δ	5,071,666	5,071,666
Mellon GSL Reinvestment Trust II
0.000% + □ ¤ Ж	2,699,215	26,992

Total Securities Lending Collateral (Cost $48,473,024)		44,946,056

TOTAL INVESTMENTS - 106.2% (Cost $644,814,659)		624,979,513

OTHER ASSETS & LIABILITIES, NET - (6.2%)		(36,569,910)

NET ASSETS - 100.0%		$588,409,603

Notes to Schedule of Investments
(a)	As of June 30, 2009, the portfolio was diversified as a percentage of net assets as follows:

Financials	24.6%
Industrials	15.3%
Information Technology	13.0%
Short-Term Investment & Securities Lending Collateral	11.9%
Materials	10.1%
Consumer Discretionary	9.5%
Health Care	9.1%
Energy	5.1%
Consumer Staples	4.2%
Telecommunication Services	2.1%
Utilities	0.7%
Exchange-Traded Fund	0.6%

106.2%
Other Assets & Liabilities, Net	(6.2%)

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Securities with a total aggregate market value of $39,874,390 or 6.8% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(d)	Securities with a total aggregate market value of $26,992 or less than 0.1% of the net assets were in default as of June 30, 2009.

(e)	Less than 0.1% of the portfolio’s net assets (not including securities in the BNY Mellon SL DBT II Liquidating Fund. See Note 18 in Notes to Financial Statements.) were reported illiquid by the portfolio manager under the Fund’s policy.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
SMALL-CAP GROWTH PORTFOLIO
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.5%

Consumer Discretionary - 13.9%

Aeropostale Inc * †	144,240	$4,943,105
American Public Education Inc *	90,715	3,593,221
Chico’s FAS Inc *	351,580	3,420,873
Corinthian Colleges Inc * †	248,730	4,210,999
Harman International Industries Inc	109,700	2,062,360
Iconix Brand Group Inc *	327,905	5,043,179
J.Crew Group Inc * †	125,365	3,387,362
Jack in the Box Inc *	184,710	4,146,739
Life Time Fitness Inc *	267,860	5,359,879
LKQ Corp * †	347,005	5,708,232
Netflix Inc * †	73,170	3,024,848
Office Depot Inc *	245,500	1,119,480
Orient-Express Hotels Ltd ‘A’ † (Bermuda)	454,800	3,861,252
Penn National Gaming Inc *	140,455	4,088,645
Regal Entertainment Group ‘A’ †	416,030	5,529,039
Shutterfly Inc *	118,200	1,648,890
The Children’s Place Retail Stores Inc *	99,200	2,621,856
Tupperware Brands Corp	161,235	4,195,335
WMS Industries Inc *	83,400	2,627,934

		70,593,228

Consumer Staples - 3.3%

Central European Distribution Corp * †	162,970	4,330,113
Flowers Foods Inc	199,930	4,366,471
The Hain Celestial Group Inc * †	282,100	4,403,581
Whole Foods Market Inc †	205,285	3,896,309

		16,996,474

Energy - 4.1%

Acergy SA ADR (Luxembourg)	293,810	2,891,090
Comstock Resources Inc *	65,075	2,150,729
Concho Resources Inc *	161,905	4,645,054
Dril-Quip Inc *	102,745	3,914,584
Mariner Energy Inc * †	363,255	4,268,246
Penn Virginia Corp	20,000	327,400
Quicksilver Resources Inc * †	274,500	2,550,105

		20,747,208

Financials - 6.0%

AllianceBernstein Holding LP	146,800	2,949,212
Boston Private Financial Holdings Inc	236,390	1,059,027
Brookline Bancorp Inc	484,310	4,513,769
First Commonwealth Financial Corp	354,775	2,249,274
First Mercury Financial Corp	233,620	3,216,947
Genworth Financial Inc ‘A’	538,900	3,766,911
Investment Technology Group Inc *	214,195	4,367,436
Lazard Ltd ‘A’ (Bermuda)	85,160	2,292,507
Platinum Underwriters Holdings Ltd (Bermuda)	141,970	4,058,922
Western Alliance Bancorp *	317,200	2,169,648

		30,643,653

Health Care - 21.2%

Alexion Pharmaceuticals Inc * †	154,970	6,372,366
Allos Therapeutics Inc *	448,700	3,719,723
AMERIGROUP Corp *	212,885	5,715,962
Auxilium Pharmaceuticals Inc * †	200,815	6,301,575
Bruker Corp *	187,099	1,732,537
Community Health Systems Inc *	238,015	6,009,879
Cubist Pharmaceuticals Inc *	143,600	2,632,188
Gentiva Health Services Inc *	286,095	4,709,124
ICON PLC ADR * (Ireland)	254,025	5,481,859
Insulet Corp * †	353,445	2,721,526
Inverness Medical Innovations Inc * †	169,865	6,043,797
Masimo Corp * †	104,310	2,514,914
Medicis Pharmaceutical Corp ‘A’	271,040	4,423,373
Medidata Solutions Inc *	52,200	855,036
NuVasive Inc * †	144,890	6,462,094
Optimer Pharmaceuticals Inc * †	467,430	6,997,427
OSI Pharmaceuticals Inc * †	123,390	3,483,300
Owens & Minor Inc	102,035	4,471,174
PAREXEL International Corp *	384,955	5,535,653
PharMerica Corp * †	255,890	5,023,121
Savient Pharmaceuticals Inc *	245,600	3,404,016
Seattle Genetics Inc * †	287,105	2,790,661
Thoratec Corp * †	201,573	5,398,125
United Therapeutics Corp * †	30,345	2,528,649
Wright Medical Group Inc *	160,100	2,603,226

		107,931,305

Industrials - 14.2%

Actuant Corp ‘A’	254,785	3,108,377
Aecom Technology Corp *	170,545	5,457,440
AirTran Holdings Inc * †	655,550	4,057,854
BE Aerospace Inc *	261,595	3,756,504
Bucyrus International Inc	70,000	1,999,200
CLARCOR Inc †	131,710	3,844,615
Esterline Technologies Corp *	122,170	3,307,142
FTI Consulting Inc * †	97,360	4,938,099
Genco Shipping & Trading Ltd †	74,100	1,609,452
Genesee & Wyoming Inc ‘A’ *	144,500	3,830,695
IHS Inc ‘A’ *	93,780	4,676,809
Orbital Sciences Corp *	196,215	2,976,582
RBC Bearings Inc *	253,305	5,180,087
Resources Connection Inc *	181,900	3,123,223
SunPower Corp ‘B’ *	72,000	1,724,400
The Geo Group Inc * †	303,655	5,641,910
URS Corp * †	41,540	2,057,061
Waste Connections Inc *	230,685	5,977,048
Woodward Governor Co	259,300	5,134,140

		72,400,638

Information Technology - 27.7%

ANSYS Inc * †	147,945	4,609,966
Atheros Communications Inc * †	262,840	5,057,042
ATMI Inc *	85,085	1,321,370
Brocade Communications Systems Inc *	669,805	5,237,875
Concur Technologies Inc * †	131,600	4,090,128
F5 Networks Inc *	106,655	3,689,196
GSI Commerce Inc * †	441,760	6,295,080
Informatica Corp *	269,840	4,638,550
LogMeIn Inc *	31,200	499,200
ManTech International Corp ‘A’ *	101,470	4,367,269
Mellanox Technologies Ltd * (Israel)	492,385	5,923,392
Monolithic Power Systems Inc * †	260,993	5,848,853
Netlogic Microsystems Inc * †	152,992	5,578,088
NICE Systems Ltd ADR * (Israel)	205,380	4,738,117
ON Semiconductor Corp * †	709,120	4,864,563
OpenTable Inc *	47,000	1,417,990
Pegasystems Inc	251,025	6,622,040
Polycom Inc * †	156,990	3,182,187
Riverbed Technology Inc * †	97,700	2,265,663
SkillSoft PLC ADR * † (Ireland)	665,785	5,193,123
Skyworks Solutions Inc *	468,400	4,580,952
SolarWinds Inc * †	214,400	3,535,456
Solera Holdings Inc *	223,405	5,674,487
Starent Networks Corp * †	226,460	5,527,889
Synaptics Inc * †	120,825	4,669,886
Taleo Corp ‘A’ *	341,477	6,238,785
TeleTech Holdings Inc *	411,140	6,228,771
TIBCO Software Inc *	612,400	4,390,908
VeriFone Holdings Inc * †	343,255	2,577,845
VistaPrint Ltd * † (Bermuda)	157,310	6,709,272
Wright Express Corp *	186,515	4,750,537

		140,324,480

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
SMALL-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
Materials - 1.8%
Nalco Holding Co	211,150	$3,555,766
Silgan Holdings Inc	110,275	5,406,783

		8,962,549

Telecommunication Services - 2.1%

SBA Communications Corp ‘A’ *	240,535	5,902,729
Syniverse Holdings Inc *	290,905	4,663,207

		10,565,936

Utilities - 1.2%

ITC Holdings Corp	138,090	6,263,762

Total Common Stocks (Cost $482,012,949)		485,429,233

	Principal
	Amount
SHORT-TERM INVESTMENT - 4.2%

Repurchase Agreement - 4.2%

Fixed Income Clearing Corp 0.010% due 07/01/09 (Dated 06/30/09, repurchase price of $21,067,006; collateralized by Freddie Mac: 2.875% due 04/30/10 and market value $21,489,125)	$21,067,000	21,067,000

Total Short-Term Investment (Cost $21,067,000)		21,067,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.7% (Cost $503,079,949)		506,496,233

	Shares
SECURITIES LENDING COLLATERAL - 13.8%

BNY Mellon SL DBT II Liquidating Fund
0.806% + Δ □ Ω	68,159,972	66,728,613
Mellon GSL DBT II Collateral Fund
0.335% Δ	3,425,402	3,425,402
Mellon GSL Reinvestment Trust II
0.000% + □ ¤ Ж	4,029,447	40,294

Total Securities Lending Collateral (Cost $75,614,821)		70,194,309

TOTAL INVESTMENTS - 113.5% (Cost $578,694,770)		576,690,542

OTHER ASSETS & LIABILITIES, NET - (13.5%)		(68,406,133)

NET ASSETS - 100.0%		$508,284,409

Notes to Schedule of Investments
(a)	As of June 30, 2009, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	27.7%
Health Care	21.2%
Short-Term Investment & Securities Lending Collateral	18.0%
Industrials	14.2%
Consumer Discretionary	13.9%
Financials	6.0%
Energy	4.1%
Consumer Staples	3.3%
Telecommunication Services	2.1%
Materials	1.8%
Utilities	1.2%

113.5%
Other Assets & Liabilities, Net	(13.5%)

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Securities with a total aggregate market value of $66,768,907 or 13.1% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(d)	Securities with a total aggregate market value of $40,294 or less than 0.1% of the net assets were in default as of June 30, 2009.

(e)	Less than 0.1% of the portfolio’s net assets (not including securities in the BNY Mellon SL DBT II Liquidating Fund. See Note 18 in Notes to Financial Statements.) were reported illiquid by the portfolio manager under the Fund’s policy.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Summary Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Energy - 0.0%

GreenHunter Energy Inc Exp. 09/15/11 * + Ж	209	$—

Total Rights (Cost $0)		—

COMMON STOCKS - 98.4%

Consumer Discretionary - 12.7%

Bally Technologies Inc *	28,820	862,294
Carter’s Inc *	30,070	740,023
Corinthian Colleges Inc * †	42,446	718,611
J.Crew Group Inc * †	26,682	720,948
The Warnaco Group Inc *	24,250	785,700
Tractor Supply Co * †	19,055	787,353
Tupperware Brands Corp	33,130	862,043
Other Securities		45,824,370

		51,301,342

Consumer Staples - 3.5%

Other Securities		13,963,745

Energy - 4.4%

Other Securities		17,792,553

Financials - 19.2%

FirstMerit Corp	43,383	736,643
Highwoods Properties Inc REIT †	37,477	838,360
IPC Holdings Ltd (Bermuda)	30,186	825,285
Knight Capital Group Inc ‘A’ *	49,209	839,013
MFA Financial Inc REIT	117,994	816,518
National Retail Properties Inc REIT †	42,292	733,766
Platinum Underwriters Holdings Ltd (Bermuda)	27,097	774,703
ProAssurance Corp *	17,501	808,721
Prosperity Bancshares Inc †	24,422	728,508
Westamerica Bancorp †	15,416	764,788
Other Securities		69,521,668

		77,387,973

Health Care - 14.9%

AMERIGROUP Corp *	28,066	753,572
Haemonetics Corp *	13,616	776,112
Isis Pharmaceuticals Inc * †	49,377	814,720
NuVasive Inc * †	19,307	861,092
Onyx Pharmaceuticals Inc *	30,162	852,378
Owens & Minor Inc †	22,078	967,458
Quality Systems Inc †	12,531	713,766
STERIS Corp	30,930	806,654
Thoratec Corp *	29,892	800,508
Other Securities		52,682,081

		60,028,341

Industrials - 15.7%

CLARCOR Inc	27,005	788,276
GrafTech International Ltd *	63,691	720,345
Regal-Beloit Corp †	18,994	754,442
Tetra Tech Inc *	31,902	913,992
Watson Wyatt Worldwide Inc ‘A’	22,576	847,277
Other Securities		59,281,801

		63,306,133

Information Technology - 19.5%

3Com Corp * †	205,132	966,172
ARRIS Group Inc * †	65,584	797,501
Data Domain Inc *	25,643	855,194
Digital River Inc *	20,223	734,499
Informatica Corp *	46,190	794,006
Jack Henry & Associates Inc	44,384	920,968
Palm Inc * †	73,066	1,210,704
Parametric Technology Corp *	61,420	718,000
Polycom Inc *	44,434	900,677
Skyworks Solutions Inc * †	88,720	867,682
Solera Holdings Inc *	36,867	936,422
VistaPrint Ltd * † (Bermuda)	22,431	956,682
Other Securities		67,779,095

		78,437,602

Materials - 3.7%

Rock-Tenn Co ‘A’	20,281	773,923
Other Securities		14,315,290

		15,089,213

Telecommunication Services - 1.3%

Other Securities		5,243,269

Utilities - 3.5%

Cleco Corp	32,017	717,821
New Jersey Resources Corp	22,340	827,474
Nicor Inc	23,997	830,776
Piedmont Natural Gas Co Inc †	38,968	939,518
Portland General Electric Co	39,847	776,220
WGL Holdings Inc	26,550	850,131
Other Securities		9,306,281

		14,248,221

Total Common Stocks (Cost $604,423,999)		396,798,392

CLOSED-END MUTUAL FUND - 0.0%

Other Security		70,676

Total Closed-End Mutual Fund (Cost $129,274)		70,676

	Principal
	Amount

SHORT-TERM INVESTMENT - 1.8%

Repurchase Agreement - 1.8%

Fixed Income Clearing Corp 0.010% due 07/01/09 (Dated 06/30/09, repurchase price of $7,444,002; collateralized by Freddie Mac: 2.875% due 04/30/10 and market value $7,595,250)	$7,444,000	7,444,000

Total Short-Term Investment (Cost $7,444,000)		7,444,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.2% (Cost $611,997,273)		404,313,068

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-113

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Summary Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 11.5%

BNY Mellon SL DBT II Liquidating Fund
0.806% + Δ □ Ω	46,668,847	$45,688,802
Mellon GSL DBT II Collateral Fund
0.335% Δ	471,186	471,186
Mellon GSL Reinvestment Trust II
0.000% + □ ¤ Ж	3,686,017	36,860

Total Securities Lending Collateral (Cost $50,826,050)		46,196,848

TOTAL INVESTMENTS - 111.7% (Cost $662,823,323)		450,509,916

OTHER ASSETS & LIABILITIES, NET - (11.7%)		(47,168,184)

NET ASSETS - 100.0%		$403,341,732

Notes to Schedule of Investments
(a)	As of June 30, 2009, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	19.5%
Financials	19.2%
Industrials	15.7%
Health Care	14.9%
Short-Term Investment & Securities Lending Collateral	13.3%
Consumer Discretionary	12.7%
Energy	4.4%
Materials	3.7%
Consumer Staples	3.5%
Utilities	3.5%
Telecommunication Services	1.3%

111.7%
Other Assets & Liabilities, Net	(11.7%)

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Securities, including those listed under Other Securities, with a total aggregate market value of $45,866,292 or 11.4% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(d)	Securities with a total aggregate market value of $36,860 or less than 0.1% of the net assets were in default as of June 30, 2009.

(e)	Less than 0.1% of the portfolio’s net assets (not including securities in the BNY Mellon SL DBT II Liquidating Fund. See Note 18 in Notes to Financial Statements.) were reported illiquid by the portfolio manager under the Fund’s policy.

(f)	Open futures contracts outstanding as of June 30, 2009 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Depreciation

Russell 2000 E-Mini (09/09)	91	$4,627,140	($12,090)

(g)	As of June 30, 2009, securities, including those listed under Other Securities, with a total aggregate market value of $1,104,717 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(h)	Other Securities represent securities not identified as a top-fifty holding in terms of market value, and not exceeding one percent of the portfolio’s net assets as of June 30, 2009.

(i)	A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to the WHERE TO GO FOR MORE INFORMATION section of this report.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-113

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.4%

Consumer Discretionary - 4.2%

Dover Downs Gaming & Entertainment Inc	98,700	$458,955
Hillenbrand Inc	135,000	2,246,400
International Speedway Corp ‘A’ †	182,100	4,663,581
Phillips-Van Heusen Corp	215,200	6,174,088
RadioShack Corp	216,100	3,016,756
Sturm Ruger & Co Inc †	112,000	1,393,280
Wolverine World Wide Inc	255,700	5,640,742

		23,593,802

Consumer Staples - 7.8%

Casey’s General Stores Inc	239,900	6,163,031
Corn Products International Inc	260,200	6,970,758
Del Monte Foods Co	718,600	6,740,468
PepsiAmericas Inc	79,900	2,142,119
Ruddick Corp	229,900	5,386,557
The J.M. Smucker Co	115,000	5,595,900
Universal Corp	144,200	4,774,462
Vector Group Ltd †	122,300	1,747,667
WD-40 Co	90,100	2,612,900
Weis Markets Inc	63,500	2,128,520

		44,262,382

Energy - 13.0%

Berry Petroleum Co ‘A’	219,100	4,073,069
Buckeye Partners LP	93,700	4,013,171
CARBO Ceramics Inc †	93,000	3,180,600
Cimarex Energy Co †	214,400	6,076,096
El Paso Pipeline Partners LP	46,000	806,380
Frontier Oil Corp	450,300	5,903,433
General Maritime Corp	233,677	2,311,065
Holly Corp	270,400	4,861,792
Linn Energy LLC †	298,900	5,849,473
Lufkin Industries Inc	75,000	3,153,750
Magellan Midstream Partners LP †	141,100	4,904,636
NuStar Energy LP	97,800	5,284,134
Pengrowth Energy Trust (Canada)	38,800	306,520
Penn Virginia Corp	141,900	2,322,903
St. Mary Land & Exploration Co †	130,900	2,731,883
Sunoco Logistics Partners LP	15,300	829,566
TC Pipelines LP	37,300	1,297,667
Teekay Corp	60,100	1,263,903
Tidewater Inc	129,700	5,560,239
Tsakos Energy Navigation Ltd (Bermuda)	137,700	2,222,478
Williams Partners LP	50,500	912,030
World Fuel Services Corp †	139,800	5,763,954

		73,628,742

Financials - 13.8%

Advance America Cash Advance Centers Inc	439,300	1,946,099
American Equity Investment Life Holding Co †	196,900	1,098,702
American Financial Group Inc	312,100	6,735,118
American Physicians Capital Inc	42,000	1,644,720
Bank of Hawaii Corp	160,400	5,747,132
Cash America International Inc	85,200	1,992,828
Chimera Investment Corp REIT	1,663,900	5,807,011
Cullen/Frost Bankers Inc	123,800	5,709,656
Delphi Financial Group Inc ‘A’	248,648	4,831,231
Equity One Inc REIT †	277,100	3,674,346
Federated Investors Inc ‘B’	250,400	6,032,136
Franklin Street Properties Corp REIT	333,400	4,417,550
Healthcare Realty Trust Inc REIT †	267,400	4,500,342
HRPT Properties Trust REIT †	761,700	3,092,502
Infinity Property & Casualty Corp	90,800	3,310,568
Nationwide Health Properties Inc REIT †	202,200	5,204,628
PS Business Parks Inc REIT	61,800	2,993,592
RLI Corp †	91,200	4,085,760
Sovran Self Storage Inc REIT	104,300	2,565,780
Zenith National Insurance Corp	128,300	2,789,242

		78,178,943

Health Care - 7.4%

Hill-Rom Holdings Inc †	139,400	2,261,068
Invacare Corp †	171,200	3,021,680
Owens & Minor Inc †	176,300	7,725,466
PerkinElmer Inc	376,303	6,547,672
STERIS Corp	162,100	4,227,568
Teleflex Inc	131,000	5,872,730
The Cooper Cos Inc †	266,400	6,588,072
West Pharmaceutical Services Inc †	156,700	5,460,995

		41,705,251

Industrials - 17.2%

Acuity Brands Inc †	201,100	5,640,855
American Ecology Corp	35,200	630,784
Applied Industrial Technologies Inc	191,500	3,772,550
Barnes Group Inc	270,700	3,218,623
Belden Inc †	229,200	3,827,640
Bucyrus International Inc	190,900	5,452,104
Crane Co	257,200	5,738,132
Curtiss-Wright Corp	185,900	5,526,807
Ennis Inc	264,400	3,294,424
Granite Construction Inc †	159,500	5,308,160
Harsco Corp	216,300	6,121,290
KBR Inc	355,900	6,562,796
Kennametal Inc †	136,500	2,618,070
Lennox International Inc †	179,800	5,773,378
Lincoln Electric Holdings Inc	65,900	2,375,036
Mueller Industries Inc	161,700	3,363,360
Quanex Building Products Corp	120,400	1,350,888
Regal-Beloit Corp †	145,500	5,779,260
SkyWest Inc	259,600	2,647,920
The Brink’s Co	211,800	6,148,554
Tomkins PLC ADR (United Kingdom)	71,500	694,980
Trinity Industries Inc †	172,100	2,344,002
Triumph Group Inc	73,000	2,920,000
Valmont Industries Inc †	83,100	5,989,848

		97,099,461

Information Technology - 2.5%

Diebold Inc	225,700	5,949,452
Himax Technologies Inc ADR (Cayman)	235,200	882,000
Jabil Circuit Inc	511,300	3,793,846
MTS Systems Corp	58,500	1,208,025
Park Electrochemical Corp	113,500	2,443,655

		14,276,978

Materials - 16.4%

AMCOL International Corp †	116,200	2,507,596
Bemis Co Inc	280,400	7,066,080
Carpenter Technology Corp †	140,100	2,915,481
Cliffs Natural Resources Inc	96,200	2,354,014
Commercial Metals Co †	490,700	7,865,921
Compass Minerals International Inc	145,600	7,994,896
IAMGOLD Corp (Canada)	772,800	7,820,736
Innophos Holdings Inc	142,800	2,411,892
International Flavors & Fragrances Inc	168,600	5,516,592
Methanex Corp † (Canada)	260,000	3,182,400
Olin Corp	414,500	4,928,405
Royal Gold Inc	186,200	7,764,540
RPM International Inc	412,900	5,797,116
Sensient Technologies Corp †	238,500	5,382,945
Sonoco Products Co	241,000	5,771,950

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
Terra Industries Inc	229,800	$5,565,756
The Lubrizol Corp	160,000	7,569,600

		92,415,920

Telecommunication Services - 0.2%

Partner Communications Co Ltd ADR † (Israel)	51,800	885,262

Utilities - 13.9%

AGL Resources Inc	198,600	6,315,480
American Water Works Co Inc	315,700	6,033,027
Amerigas Partners LP †	17,600	593,648
Atmos Energy Corp	243,100	6,087,224
Avista Corp	72,500	1,291,225
Cleco Corp	280,400	6,286,568
Energen Corp	183,400	7,317,660
National Fuel Gas Co	173,200	6,249,056
OGE Energy Corp †	226,600	6,417,312
Southwest Gas Corp	183,300	4,071,093
Suburban Propane Partners LP	78,700	3,318,779
UGI Corp	246,400	6,280,736
Vectren Corp	253,000	5,927,790
Westar Energy Inc	336,900	6,323,613
WGL Holdings Inc	193,000	6,179,860

		78,693,071

Total Common Stocks (Cost $585,504,983)		544,739,812

	Principal
	Amount

SHORT-TERM INVESTMENT - 4.8%

Repurchase Agreement - 4.8%

Fixed Income Clearing Corp 0.010% due 07/01/09 (Dated 06/30/09, repurchase price of $26,854,007; collateralized by Federal Home Loan Bank: 0.800% due 04/30/10 and market value $27,394,338)	$26,854,000	26,854,000

Total Short-Term Investment (Cost $26,854,000)		26,854,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 101.2% (Cost $612,358,983)		571,593,812

SECURITIES LENDING COLLATERAL - 9.1%

BNY Mellon SL DBT II Liquidating Fund
0.806% + Δ □ Ω	32,558,715	31,874,982
Mellon GSL DBT II Collateral Fund
0.335% Δ	19,594,935	19,594,935
Mellon GSL Reinvestment Trust II
0.000% + □ ¤ Ж	3,415,456	34,155

Total Securities Lending Collateral (Cost $55,569,106)		51,504,072

TOTAL INVESTMENTS - 110.3% (Cost $667,928,089)		623,097,884

OTHER ASSETS & LIABILITIES, NET - (10.3%)		(58,051,612)

NET ASSETS - 100.0%		$565,046,272

Notes to Schedule of Investments
(a)	As of June 30, 2009, the portfolio was diversified as a percentage of net assets as follows:

Industrials	17.2%
Materials	16.4%
Short-Term Investment & Securities Lending Collateral	13.9%
Utilities	13.9%
Financials	13.8%
Energy	13.0%
Consumer Staples	7.8%
Health Care	7.4%
Consumer Discretionary	4.2%
Information Technology	2.5%
Telecommunication Services	0.2%

110.3%
Other Assets & Liabilities, Net	(10.3%)

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Securities with a total aggregate market value of $31,909,137 or 5.6% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(d)	Securities with a total aggregate market value of $34,155 or less than 0.1% of the net assets were in default as of June 30, 2009.

(e)	Less than 0.1% of the portfolio’s net assets (not including securities in the BNY Mellon SL DBT II Liquidating Fund. See Note 18 in Notes to Financial Statements.) were reported illiquid by the portfolio manager under the Fund’s policy.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

India - 0.0%

Trent Ltd Strike @ INR 640.00 Exp. 01/07/10 * Ж	14,182	$7,993

Total Warrants (Cost $0)		7,993

PREFERRED STOCKS - 6.9%

Brazil - 6.9%

All America Latina Logistica SA	1,062,000	6,519,959
Cia de Bebidas das Americas ADR	145,330	9,421,744
Itau Unibanco Holding SA ADR	118,600	1,877,438
Lojas Americanas SA	4,656,028	21,622,789
Net Servicos de Comunicacao SA *	1,059,951	10,331,750
Petroleo Brasileiro SA ADR	887,900	29,620,344
Vale SA ADR	1,018,280	15,630,598

		95,024,622

Total Preferred Stocks (Cost $111,343,720)		95,024,622

COMMON STOCKS - 87.0%

Argentina - 0.0%

IRSA Inversiones y Representaciones SA GDR * †	70,815	339,204

Bermuda - 0.8%

Credicorp Ltd †	122,583	7,134,331
Shangri-La Asia Ltd +	2,696,000	3,981,911

		11,116,242

Brazil - 5.0%

B2W Cia Global do Varejo	517,000	9,630,263
BM&F BOVESPA SA	3,317,443	19,943,599
Cyrela Brazil Realty SA Empreendimentos e Participacoes	650,000	4,876,244
Diagnosticos da America SA *	200,560	3,531,166
Embraer — Empresa Brasileira de Aeronautica SA ADR †	618,913	10,249,199
Natura Cosmeticos SA	1,603,450	20,948,364

		69,178,835

Canada - 0.2%

Equinox Minerals Ltd *	295,700	683,861
First Quantum Minerals Ltd	14,600	706,057
Niko Resources Ltd	21,000	1,444,354

		2,834,272

Cayman - 2.8%

Baidu Inc ADR *	11,900	3,582,971
NetEase.com Inc ADR *	36,000	1,266,480
SINA Corp * †	570,800	16,827,184
Tencent Holdings Ltd +	1,503,800	17,447,997

		39,124,632

Chile - 2.8%

Banco Santander Chile SA	217,435,610	9,745,356
Cencosud SA	9,728,241	25,449,407
SACI Falabella SA	60,966	241,006
Sociedad Quimica y Minera de Chile SA ADR †	65,800	2,396,666

		37,832,435

China - 1.6%

China Shenhua Energy Co Ltd ‘H’ +	3,636,000	13,283,693
Shanghai Zhenhua Heavy Industry Co Ltd ‘B’ +	5,997,534	5,140,857
Travelsky Technology Ltd ‘H’ +	6,511,000	3,600,754

		22,025,304

Colombia - 0.7%

Almacenes Exito SA GDR ~	174,800	1,150,604
BanColombia SA ADR	273,500	8,341,750

		9,492,354

Denmark - 1.3%

Carlsberg AS ‘B’ +	272,900	17,506,662

Egypt - 3.6%

Commercial International Bank +	1,364,702	11,905,055
Eastern Tobacco Co SAE	165,942	3,333,079
Egyptian Financial Group-Hermes Holding +	1,940,845	7,843,306
Orascom Construction Industries +	36,100	1,225,367
Orascom Telecom Holding SAE * +	4,773,506	25,383,188

		49,689,995

Hong Kong - 9.6%

China Mobile Ltd +	1,357,000	13,586,831
China Resources Enterprise Ltd +	8,160,000	16,279,815
China Unicom Hong Kong Ltd +	18,108,000	24,076,899
CNOOC Ltd +	14,864,000	18,310,249
Hang Lung Properties Ltd † +	4,275,000	14,077,710
Hong Kong Exchanges & Clearing Ltd +	2,119,000	32,752,312
Television Broadcasts Ltd +	3,124,920	12,515,095

		131,598,911

India - 12.6%

ABB Ltd India +	209,221	3,388,184
Cairn India Ltd * +	287,800	1,394,776
Colgate-Palmolive India Ltd +	76,000	958,184
Divi’s Laboratories Ltd +	325,321	7,539,922
HDFC Bank Ltd ADR †	362,742	37,409,582
Hindustan Unilever Ltd +	334,753	1,863,148
Housing Development Finance Corp * +	516,260	25,200,609
Infosys Technologies Ltd +	1,870,744	69,180,036
ITC Ltd +	580,220	2,306,608
Tata Consultancy Services Ltd +	1,281,226	10,407,472
Zee Entertainment Enterprises Ltd +	3,925,968	14,457,408

		174,105,929

Indonesia - 3.1%

P.T. Astra International Tbk +	4,600,270	10,681,006
P.T. Bank Central Asia Tbk +	19,974,900	6,846,643
P.T. Telekomunikasi Indonesia Tbk +	29,374,353	21,745,786
P.T. Unilever Indonesia Tbk +	3,285,500	2,968,925

		42,242,360

Luxembourg - 1.6%

Oriflame Cosmetics SA SDR † +	203,000	8,849,766
Tenaris SA ADR †	499,900	13,517,296

		22,367,062

Mexico - 6.7%

America Movil SAB de CV ‘L’ ADR	511,230	19,794,826
Corporacion GEO SAB de CV ‘B’ *	1,376,160	2,658,630
Corporacion Interamericana de Entretenimiento SAB de CV ‘B’ *	995,223	501,079
Fomento Economico Mexicano SAB de CV	4,980,300	16,062,373

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
Fomento Economico Mexicano SAB de CV ADR	161,030	$5,191,607
Grupo Modelo SAB de CV ‘C’ *	2,277,100	8,134,322
Grupo Televisa SA ADR	1,301,600	22,127,200
SARE Holding SAB de CV ‘B’ *	7,033,239	2,147,105
Wal-Mart de Mexico SAB de CV ‘V’	5,421,483	16,040,171

		92,657,313

Norway - 0.6%

Det Norske Oljeselskap International ASA * +	6,910,120	8,657,011

Philippines - 2.2%

Jollibee Foods Corp +	5,497,288	5,585,805
Philippine Long Distance Telephone Co +	38,130	1,890,704
SM Prime Holdings Inc +	122,806,520	22,671,935

		30,148,444

Portugal - 0.4%

Jeronimo Martins Sociedade Gestora de Participacoes Sociais SA +	843,305	5,752,159

Russia - 5.3%

Gazprom OAO ADR +	1,317,600	26,755,545
Magnit OAO +	759,743	28,345,458
MMC Norilsk Nickel JSC ADR * †	344,200	3,132,220
NovaTek OAO GDR (LI) + ~	17,000	810,072
NovaTek OAO GDR (OTC) ~	330,966	13,238,640

		72,281,935

South Africa - 5.1%

Adcock Ingram Holdings Ltd +	277,804	1,537,864
Anglo Platinum Ltd +	183,660	13,010,183
Impala Platinum Holdings Ltd +	517,125	11,442,636
JSE Ltd +	130,398	820,183
MTN Group Ltd +	953,900	14,650,394
Standard Bank Group Ltd +	1,890,863	21,752,951
Tiger Brands Ltd +	382,972	7,156,317

		70,370,528

South Korea - 4.6%

GS Engineering & Construction Corp +	46,705	2,694,211
Hyundai Engineering & Construction Co Ltd +	200,052	8,337,918
Mirae Asset Securities Co Ltd +	218,255	11,821,453
NHN Corp * +	152,897	21,075,898
Shinsegae Co Ltd +	50,109	19,801,816

		63,731,296

Taiwan - 6.2%

Epistar Corp +	4,847,000	13,019,647
HTC Corp +	395,000	5,550,547
MediaTek Inc +	2,602,254	30,895,126
President Chain Store Corp +	2,141,261	5,473,856
Synnex Technology International Corp +	1,211,366	1,965,722
Taiwan Semiconductor Manufacturing Co Ltd +	17,076,000	28,025,146

		84,930,044

Thailand - 0.1%

Kiatnakin Bank PCL	3,831,800	1,827,612

Turkey - 5.5%

Aksigorta AS +	1,177,572	3,048,998
Anadolu Efes Biracilik Ve Malt Sanayii AS +	1,050,788	9,445,304
BIM Birlesik Magazalar AS +	119,765	4,178,504
Enka Insaat ve Sanayi AS +	4,749,558	14,671,775
Haci Omer Sabanci Holding AS +	3,109,383	8,253,648
Turkcell Iletisim Hizmetleri AS +	5,117,300	28,291,944
Yapi ve Kredi Bankasi AS * +	5,567,958	8,147,887

		76,038,060

United Kingdom - 4.2%

Anglo American PLC +	868,140	25,383,603
SABMiller PLC +	1,390,790	28,397,020
Tullow Oil PLC +	253,880	3,932,084

		57,712,707

United States - 0.4%

Sohu.com Inc * †	79,800	5,013,834

Total Common Stocks (Cost $1,169,883,506)		1,198,575,140

	Principal
	Amount

CORPORATE BONDS & NOTES - 0.0%

Brazil - 0.0%

Vale SA 0.000% ± § Ж	BRL 25,780	263

India - 0.0%

Trent Ltd 2.000% due 07/07/10	INR 1,458,200	161,329

Total Corporate Bonds & Notes (Cost $0)		161,592

SHORT-TERM INVESTMENT - 5.5%

Repurchase Agreement - 5.5%

Fixed Income Clearing Corp 0.010% due 07/01/09 (Dated 06/30/09, repurchase price of $76,001,021; collateralized by Fannie Mae: 1.875% - 7.125% due 06/15/10 - 04/20/12 and market value $12,232,600; and Federal Home Loan Bank: 1.625% - 4.250% due 06/11/10 - 07/27/11 and market value $65,290,050)	$76,001,000	76,001,000

Total Short-Term Investment (Cost $76,001,000)		76,001,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.4% (Cost $1,357,228,226)		1,369,770,347

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 3.1%

BNY Mellon SL DBT II Liquidating Fund 0.806% + Δ □ Ω	36,619,118	$35,850,116
Mellon GSL DBT II Collateral Fund 0.335% Δ	6,912,881	6,912,881
Mellon GSL Reinvestment Trust II 0.000% + □ ¤ Ж	1,313,592	13,136

Total Securities Lending Collateral (Cost $44,845,591)		42,776,133

TOTAL INVESTMENTS - 102.5% (Cost $1,402,073,817)		1,412,546,480

OTHER ASSETS & LIABILITIES, NET - (2.5%)		(34,772,537)

NET ASSETS - 100.0%		$1,377,773,943

Notes to Schedule of Investments
(a)	As of June 30, 2009, the portfolio was diversified as a percentage of net assets as follows:

Financials	19.0%
Consumer Staples	18.1%
Information Technology	16.5%
Telecommunication Services	10.8%
Consumer Discretionary	10.0%
Energy	9.5%
Short-Term Investment & Securities Lending Collateral	8.6%
Materials	5.3%
Industrials	3.8%
Health Care	0.9%

102.5%
Other Assets & Liabilities, Net	(2.5%)

100.0%

(b)	As of June 30, 2009, the portfolio was diversified by geographical region as a percentage of net assets as follows:

India	12.6%
Brazil	11.9%
Hong Kong	9.6%
United States	9.0%
Mexico	6.7%
Taiwan	6.2%
Turkey	5.5%
Russia	5.3%
South Africa	5.1%
South Korea	4.6%
United Kingdom	4.2%
Egypt	3.6%
Indonesia	3.1%
Cayman	2.8%
Chile	2.8%
Philippines	2.2%
China	1.6%
Luxembourg	1.6%
Denmark	1.3%
Bermuda	0.8%
Colombia	0.7%
Norway	0.6%
Portugal	0.4%
Canada	0.2%
Thailand	0.1%
Argentina	0.0%

102.5%
Other Assets & Liabilities, Net	(2.5%)

100.0%

(c)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(d)	Securities with a total aggregate market value of $915,820,750 or 66.5% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(e)	Securities with a total aggregate market value of $13,136 or less than 0.1% of the net assets were in default as of June 30, 2009.

(f)	Less than 0.1% of the portfolio’s net assets (not including securities in the BNY Mellon SL DBT II Liquidating Fund. See Note 18 in Notes to Financial Statements.) were reported illiquid by the portfolio manager under the Fund’s policy.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.4%

Australia - 0.4%

QBE Insurance Group Ltd +	487,875	$7,807,012

Austria - 0.5%

Erste Group Bank AG +	418,826	11,370,435

Bermuda - 1.0%

Li & Fung Ltd +	7,709,200	20,583,776

Canada - 2.1%

Canadian National Railway Co	1,066,750	45,827,580

Czech Republic - 0.5%

Komercni Banka AS +	82,164	11,319,627

France - 19.6%

Air Liquide SA +	422,507	38,767,600
AXA SA +	2,476,728	46,877,002
Danone +	434,566	21,547,926
GDF Suez +	1,285,926	48,135,213
Legrand SA +	1,348,413	29,506,991
LVMH Moet Hennessy Louis Vuitton SA +	945,137	72,486,195
Pernod-Ricard SA † +	522,370	33,026,092
Schneider Electric SA +	848,088	64,911,159
Total SA +	797,690	43,235,392
Vivendi +	855,713	20,540,484

		419,034,054

Germany - 10.7%

Bayer AG +	880,937	47,341,778
Beiersdorf AG +	240,000	11,305,552
Deutsche Boerse AG +	276,350	21,506,937
E.ON AG +	553,374	19,643,659
Linde AG +	823,870	67,683,560
Merck KGaA +	424,835	43,229,457
SAP AG +	445,060	17,944,121

		228,655,064

Hong Kong - 0.6%

CNOOC Ltd +	11,126,000	13,705,586

India - 1.5%

Infosys Technologies Ltd ADR †	894,220	32,889,412

Italy - 0.7%

Intesa Sanpaolo SPA * +	4,612,419	14,905,158

Japan - 12.3%

Aeon Credit Service Co Ltd +	1,232,100	16,119,767
Canon Inc +	1,285,200	41,979,779
FANUC Ltd +	348,200	27,903,468
Hirose Electric Co Ltd +	138,600	14,786,860
HOYA Corp +	2,043,700	40,939,193
INPEX Corp +	5,305	42,297,763
Kao Corp +	1,494,700	32,525,239
Konica Minolta Holdings Inc +	688,000	7,188,531
Lawson Inc +	245,800	10,819,133
Shin-Etsu Chemical Co Ltd +	401,400	18,616,495
Tokyo Electron Ltd +	200,000	9,651,977

		262,828,205

Mexico - 1.2%

America Movil SAB de CV ‘L’ ADR	469,190	18,167,037
Grupo Modelo SAB de CV ‘C’ *	2,205,100	7,877,122

		26,044,159

Netherlands - 7.1%

ASML Holding NV +	574,879	12,460,528
Heineken NV +	1,869,490	69,673,242
TNT NV +	1,798,741	35,158,118
Wolters Kluwer NV +	1,964,120	34,456,696

		151,748,584

Singapore - 1.3%

Singapore Telecommunications Ltd +	12,923,680	26,663,420

South Africa - 0.8%

MTN Group Ltd +	1,077,040	16,541,629

South Korea - 1.2%

Samsung Electronics Co Ltd +	54,966	25,414,331

Switzerland - 16.3%

Actelion Ltd * +	354,477	18,579,632
Compagnie Financiere Richemont SA ‘A’ * +	982,792	20,489,543
Givaudan SA † +	68,152	41,834,977
Julius Baer Holding AG +	772,856	30,058,073
Nestle SA +	2,706,145	102,179,834
Roche Holding AG +	695,226	94,726,086
Sonova Holding AG † +	209,798	17,083,251
Swiss Reinsurance Co +	370,431	12,308,492
UBS AG (XVTX) * +	860,284	10,562,924

		347,822,812

Taiwan - 1.1%

Taiwan Semiconductor Manufacturing Co Ltd ADR	2,588,371	24,356,571

United Kingdom - 18.8%

BHP Billiton PLC +	559,860	12,618,465
Burberry Group PLC +	2,496,810	17,400,715
Diageo PLC +	3,752,356	53,895,494
GlaxoSmithKline PLC +	848,735	14,991,458
HSBC Holdings PLC (LI) +	3,447,513	28,721,809
Ladbrokes PLC +	4,229,998	12,818,687
Reckitt Benckiser Group PLC +	1,788,858	81,693,373
Royal Dutch Shell PLC ‘A’ (LI) +	1,542,643	38,696,091
Smiths Group PLC +	1,846,298	21,363,114
Standard Chartered PLC +	1,786,012	33,582,385
Tesco PLC +	2,950,649	17,231,337
William Hill PLC +	9,927,204	32,150,652
WPP PLC +	5,639,904	37,505,313

		402,668,893

United States - 1.7%

Synthes Inc +	376,274	36,383,784

Total Common Stocks (Cost $2,686,527,712)		2,126,570,092

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 0.1%

Repurchase Agreement - 0.1%

Fixed Income Clearing Corp 0.010% due 07/01/09 (Dated 06/30/09, repurchase price of $1,570,000; collateralized by Freddie Mac: 2.875% due 04/30/10 and market value $1,604,125)	$1,570,000	$1,570,000
Total Short-Term Investment (Cost $1,570,000)		1,570,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.5% (Cost $2,688,097,712)		2,128,140,092

	Shares

SECURITIES LENDING COLLATERAL - 3.3%

BNY Mellon SL DBT II Liquidating Fund
0.806% + Δ □ Ω	64,432,540	63,079,457
Mellon GSL DBT II Collateral Fund
0.335% Δ	7,489,008	7,489,008
Mellon GSL Reinvestment Trust II
0.000% + □ ¤ Ж	908,347	9,083

Total Securities Lending Collateral (Cost $72,829,895)		70,577,548

TOTAL INVESTMENTS - 102.8% (Cost $2,760,927,607)		2,198,717,640

OTHER ASSETS & LIABILITIES, NET - (2.8%)		(60,426,988)

NET ASSETS - 100.0%		$2,138,290,652

Notes to Schedule of Investments
(a)	As of June 30, 2009, the portfolio was diversified as a percentage of net assets as follows:

Consumer Staples	20.6%
Health Care	12.7%
Consumer Discretionary	12.5%
Financials	11.5%
Information Technology	10.6%
Industrials	10.5%
Materials	8.4%
Energy	6.5%
Short-Term Investment & Securities Lending Collateral	3.4%
Utilities	3.2%
Telecommunication Services	2.9%

102.8%
Other Assets & Liabilities, Net	(2.8%)

100.0%

(b)	As of June 30, 2009, the portfolio was diversified by geographical region as a percentage of net assets as follows:

France	19.6%
United Kingdom	18.8%
Switzerland	16.3%
Japan	12.3%
Germany	10.7%
Netherlands	7.1%
United States	5.1%
Canada	2.1%
India	1.5%
Singapore	1.3%
Mexico	1.2%
South Korea	1.2%
Taiwan	1.1%
Bermuda	1.0%
South Africa	0.8%
Italy	0.7%
Hong Kong	0.6%
Austria	0.5%
Czech Republic	0.5%
Australia	0.4%

102.8%
Other Assets & Liabilities, Net	(2.8%)

100.0%

(c)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(d)	Securities with a total aggregate market value of $2,060,540,910 or 96.4% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(e)	Securities with a total aggregate market value of $9,083 or less than 0.1% of the net assets were in default as of June 30, 2009.

(f)	Less than 0.1% of the portfolio’s net assets (not including securities in the BNY Mellon SL DBT II Liquidating Fund. See Note 18 in Notes to Financial Statements.) were reported illiquid by the portfolio manager under the Fund’s policy.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.4%

Germany - 0.2%

Fuchs Petrolub AG +	26,169	$1,421,956

Italy - 0.2%

Exor SPA +	169,478	1,430,374

Total Preferred Stocks (Cost $3,053,610)		2,852,330

COMMON STOCKS - 97.1%

Australia - 3.9%

Ansell Ltd +	9,174	64,710
Australian Worldwide Exploration Ltd +	40,136	82,558
Caltex Australia Ltd +	293,735	3,262,057
Challenger Financial Services Group Ltd +	2,013,007	3,611,454
Energy Resources of Australia Ltd +	191,668	3,596,475
Felix Resources Ltd +	286,269	3,252,271
Goodman Fielder Ltd +	1,639,140	1,719,530
Kingsgate Consolidated Ltd * +	597,049	3,201,685
Macquarie Airports Ltd +	1,000,000	1,859,050
Macquarie DDR Trust REIT * +	8,746,529	908,850
Monadelphous Group Ltd +	324,107	3,101,957
NRW Holdings Ltd +	1,212,600	922,309
Panoramic Resources Ltd +	659,726	1,196,532
Sigma Pharmaceuticals Ltd +	2,674,335	2,623,697

		29,403,135

Austria - 2.0%

Andritz AG +	125,555	5,294,489
bwin Interactive Entertainment AG * +	143,597	6,282,209
Oesterreichische Post AG +	67,735	1,944,148
Strabag SE +	72,412	1,606,237

		15,127,083

Belgium - 1.9%

D’ieteren SA +	337	69,423
EVS Broadcast Equipment SA +	26,765	1,355,333
KBC Ancora * +	48,420	499,218
Mobistar SA +	41,700	2,574,766
Nyrstar NV * +	587,227	5,003,384
Telenet Group Holding NV * +	137,001	2,914,795
Umicore +	100,347	2,287,431

		14,704,350

Bermuda - 2.3%

Cheung Kong Infrastructure Holdings Ltd +	586,000	2,052,859
Hiscox Ltd +	690,614	3,290,140
Kerry Properties Ltd +	151,500	659,936
Midland Holdings Ltd +	3,636,000	2,201,512
Noble Group Ltd +	3,643,000	4,540,545
Orient Overseas International Ltd +	96,000	407,367
Signet Jewelers Ltd +	211,386	4,281,669

		17,434,028

Canada - 8.5%

Alamos Gold Inc *	100,110	822,810
Alimentation Couche Tard Inc ‘B’	366,807	4,437,067
Atco Ltd ‘I’	89,400	3,024,451
Biovail Corp	275,400	3,698,360
Brookfield Properties Corp	56,683	448,337
Capstone Mining Corp *	1,335,004	2,949,714
CGI Group Inc ‘A’ *	80,665	717,084
CML Healthcare Income Fund	134,300	1,462,908
Consolidated Thompson Iron Mines Ltd *	780,600	2,181,103
Corus Entertainment Inc ‘B’	150,300	1,918,888
Empire Co Ltd ‘A’	106,519	3,873,751
Enerflex Systems Income Fund	213,700	1,883,184
Equinox Minerals Ltd *	452,937	1,047,501
First Quantum Minerals Ltd	56,900	2,751,687
First Uranium Corp *	326,500	1,145,269
Flint Energy Services Ltd *	19,000	188,669
Gammon Gold Inc *	362,600	2,400,395
Harvest Energy Trust	365,500	1,989,094
Home Capital Group Inc	166,063	4,313,084
Intact Financial Corp	23,000	673,301
Keyera Facilities Income Fund	168,700	2,883,339
Laurentian Bank of Canada	102,700	3,097,379
Maple Leaf Foods Inc	114,600	861,113
Onex Corp	26,105	448,867
Pacific Rubiales Energy Corp *	313,600	2,585,586
Precision Drilling Trust	435,900	2,094,898
RONA Inc *	208,200	2,282,208
Russel Metals Inc	134,700	1,744,042
SEMAFO Inc *	369,460	670,215
Western Canadian Coal Corp *	1,255,800	1,997,361
WestJet Airlines Ltd *	228,300	2,021,657
Westshore Terminals Income Fund	141,516	1,404,028

		64,017,350

Cayman - 0.2%

Hutchison Telecommunications International Ltd +	5,783,000	1,343,369

Denmark - 0.8%

East Asiatic Co Ltd AS +	26,097	869,719
H Lundbeck AS +	222,400	4,231,307
TrygVesta AS +	21,250	1,253,463

		6,354,489

Finland - 0.2%

Outotec OYJ +	59,298	1,410,810

France - 5.5%

Air France-KLM +	342,350	4,390,771
Capgemini SA +	44,088	1,631,679
Cie Generale de Geophysique-Veritas * +	50,646	916,832
CNP Assurances +	18,400	1,760,516
Faiveley SA +	20,680	1,579,083
Fonciere Des Regions REIT +	10,114	762,576
Havas SA +	2,164,442	5,333,406
ICADE REIT +	22,400	1,843,098
IPSOS SA +	14,697	369,844
Lagardere SCA +	38,273	1,275,993
M6-Metropole Television +	85,829	1,627,784
Neopost SA +	18,834	1,695,943
PagesJaunes Groupe +	211,600	2,062,909
Publicis Groupe +	12,604	385,868
Rhodia SA * +	472,815	3,593,519
SCOR SE +	112,859	2,318,853
SEB SA +	11,432	474,403
Societe BIC SA +	76,500	4,404,875
Societe Immobiliere de Location pour l’Industrie et le Commerce REIT +	6,604	584,251
Valeo SA * +	115,132	2,126,121
Zodiac Aerospace SA † +	71,069	2,318,400

		41,456,724

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
Germany - 4.8%

Bilfinger Berger AG +	102,350	$4,764,399
Demag Cranes AG +	159,327	3,616,162
Fresenius Medical Care AG & Co KGaA † +	71,975	3,234,303
Gerresheimer AG +	173,589	3,858,539
Hannover Rueckversicherung AG * +	127,484	4,712,778
Kloeckner & Co SE * +	92,343	1,973,596
Lanxess AG +	97,703	2,429,326
MTU Aero Engines Holding AG +	100,193	3,661,067
Pfeiffer Vacuum Technology AG +	7,557	554,927
Rheinmetall AG +	13,028	566,025
Tognum AG +	7,262	95,552
Wincor Nixdorf AG +	46,854	2,627,105
Wirecard AG +	404,520	3,958,661

		36,052,440

Greece - 0.9%

Public Power Corp SA * +	257,638	5,316,077
Titan Cement Co SA +	70,607	1,863,280

		7,179,357

Hong Kong - 0.4%

Techtronic Industries Co +	3,586,000	2,470,479
Television Broadcasts Ltd +	78,000	312,385

		2,782,864

Ireland - 2.2%

Allied Irish Banks PLC +	1,717,981	4,137,918
DCC PLC +	234,637	4,844,467
Irish Life & Permanent PLC +	513,479	2,604,721
Kerry Group PLC ‘A’ +	178,100	4,059,470
United Drug PLC +	419,051	1,164,747

		16,811,323

Italy - 4.4%

ACEA SPA +	44,624	544,913
Ansaldo STS SPA +	283,767	5,227,463
Banca Popolare di Milano SCARL +	352,304	2,102,227
Benetton Group SPA +	142,111	1,249,060
Enia SPA +	58,694	418,744
Fondiaria-Sai SPA +	33,222	536,268
Gemina SPA * +	3,078,310	2,275,378
Gruppo Editoriale L’Espresso SPA * +	311,400	443,551
Impregilo SPA +	617,136	2,152,545
Indesit Co SPA * +	464,536	2,379,713
Maire Tecnimont SPA +	1,358,435	4,447,690
Parmalat SPA +	203,532	491,592
Piaggio & C SPA +	972,951	1,953,481
Prysmian SPA +	311,131	4,689,608
Recordati SPA +	732,901	4,534,370

		33,446,603

Japan - 19.6%

Alpen Co Ltd +	85,800	1,555,712
Aoyama Trading Co Ltd +	101,200	1,746,649
Aozora Bank Ltd * +	228,000	351,992
Avex Group Holdings Inc † +	230,800	2,167,686
Central Glass Co Ltd +	973,000	3,869,905
Circle K Sunkus Co Ltd +	111,000	1,731,447
Cosmos Pharmaceutical Corp +	19,400	349,033
Daifuku Co Ltd +	84,000	598,228
DIC Corp +	284,000	443,649
Ebara Corp * † +	663,000	2,284,799
FCC Co Ltd +	46,700	641,120
Fuji Media Holdings Inc +	417	627,544
Fuji Oil Co Ltd † +	394,600	4,599,512
Fuji Seal International Inc +	28,500	512,935
Godo Steel Ltd +	408,000	1,215,351
Goldcrest Co Ltd † +	151,780	3,989,130
Gourmet Navigator Inc +	538	1,517,559
H2O Retailing Corp +	285,000	1,621,713
Hino Motors Ltd † +	664,000	2,067,268
Hitachi Cable Ltd +	688,000	2,201,643
Hitachi Information Systems Ltd +	19,800	417,735
Hitachi Software Engineering Co Ltd +	106,300	1,814,705
Hokuhoku Financial Group Inc +	765,000	1,917,544
Hosiden Corp +	68,300	873,606
Hudson Soft Co Ltd +	171,500	1,138,559
Itochu Techno-Solutions Corp † +	97,000	2,882,714
J-Oil Mills Inc +	916,000	3,393,892
Kandenko Co Ltd +	275,000	2,041,545
Kanematsu Corp * +	1,640,000	1,713,559
Kinden Corp +	295,000	2,592,262
Kintetsu World Express Inc +	24,200	578,648
Kyoei Steel Ltd +	8,900	251,388
Kyorin Co Ltd +	27,000	409,256
Kyowa Exeo Corp +	545,000	5,419,210
Leopalace21 Corp +	304,400	2,720,108
Lintec Corp +	37,500	650,749
Mars Engineering Corp +	87,300	2,507,962
Matsui Securities Co Ltd † +	807,900	7,326,099
Matsumotokiyoshi Holdings Co Ltd +	1,900	39,108
Megane TOP Co Ltd +	104,200	1,593,463
Miraca Holdings Inc +	234,900	5,741,886
Mitsui Engineering & Shipbuilding Co Ltd +	1,351,000	3,173,412
Mitsumi Electric Co Ltd +	84,800	1,811,463
Musashi Seimitsu Industry Co Ltd +	256,600	3,974,214
Namco Bandai Holdings Inc +	84,400	925,676
NEC Networks & System Integration Corp +	43,300	531,763
NET One Systems Co Ltd +	2,169	3,823,636
Nichirei Corp +	875,000	3,430,817
Nifco Inc +	172,800	2,676,839
Nihon Kohden Corp +	104,000	1,366,483
Nippon Denko Co Ltd † +	435,000	2,890,349
Nippon Soda Co Ltd +	685,000	3,070,180
Nipro Corp +	40,000	818,646
Nishimatsuya Chain Co Ltd +	118,400	1,043,157
Nomura Research Institute Ltd +	163,500	3,624,343
Oenon Holdings Inc +	372,000	846,198
Park24 Co Ltd +	215,900	1,936,882
Right On Co Ltd +	64,600	590,588
Rinnai Corp +	32,900	1,454,087
Sanden Corp * +	49,000	122,557
Sanyo Special Steel Co Ltd +	491,000	1,871,088
Seven Bank Ltd +	586	1,536,704
SKY Perfect JSAT Holdings Inc +	1,297	494,569
Sumisho Computer Systems Corp +	29,900	466,774
Taiheiyo Cement Corp +	1,600,000	2,741,872
Taikisha Ltd +	192,200	2,260,869
TBK Co Ltd +	109,000	194,428
The Higo Bank Ltd +	84,000	500,203
The Nishi-Nippon City Bank Ltd +	1,573,000	3,973,933
The Okinawa Electric Power Co Inc +	92,600	4,996,334
Tokai Rubber Industries Inc +	75,000	786,335
Tokyo Steel Manufacturing Co Ltd +	289,300	3,521,422
Tokyu REIT Inc +	112	605,350
Toyo Engineering Corp +	1,118,000	3,777,591
Tsubakimoto Chain Co +	447,000	1,562,752
Xebio Co Ltd +	52,700	1,143,780

		148,662,167

Luxembourg - 0.6%

Acergy SA † +	459,732	4,537,426

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
Netherlands - 3.9%

Arcadis NV +	111,841	$1,869,326
BinckBank NV +	186,949	2,379,517
CSM NV +	53,086	785,318
Gemalto NV * +	89,017	3,093,786
Grontmij NV CVA +	64,045	1,478,086
Imtech NV +	297,448	5,799,463
Koninklijke DSM NV +	136,965	4,307,099
Oce NV +	377,447	2,029,487
SNS Reaal NV +	685,649	3,845,872
Ten Cate NV +	133,274	3,231,740
USG People NV * +	68,902	793,392

		29,613,086

Norway - 1.3%

Atea ASA +	582,800	2,425,303
Norwegian Energy Co AS * +	462,000	1,335,118
Tandberg ASA +	135,800	2,291,462
TGS Nopec Geophysical Co ASA * +	381,700	3,786,337

		9,838,220

Portugal - 0.1%

Mota Engil SGPS SA +	104,825	475,790

Singapore - 1.3%

Indofood Agri Resources Ltd * +	4,809,000	4,027,370
Olam International Ltd +	2,096,000	3,495,258
SembCorp Marine Ltd +	1,071,000	1,974,067
Wheelock Properties Singapore Ltd +	375,000	425,702

		9,922,397

South Korea - 3.5%

Chong Kun Dang Pharm Corp +	147,810	2,184,431
Choongwae Pharma Corp +	63,830	683,248
CJ CGV Co Ltd +	28,410	480,395
CJ Internet Corp +	64,070	702,838
CJ O Shopping Co Ltd +	20,776	1,026,920
Daelim Industrial Co Ltd +	7,648	368,046
Daou Technology Inc +	269,800	1,527,346
Dongbu Insurance Co Ltd +	104,730	2,135,725
Doosan Engineering & Construction Co Ltd +	241,360	1,260,435
Hyundai Marine & Fire Insurance Co Ltd +	168,550	2,087,801
INTOPS Co Ltd +	47,743	842,939
KISCO Corp +	39,000	1,701,029
KT Corp +	9,717	280,324
LG Dacom Corp +	93,570	1,291,769
LIG Insurance Co Ltd +	123,730	1,735,883
Nong Shim Co Ltd +	10,562	1,896,297
Samsung Engineering Co Ltd +	43,319	2,863,086
STX Engine Co Ltd +	90,560	1,920,358
Technosemichem Co Ltd +	23,860	262,480
Woongjin Thinkbig Co Ltd +	62,510	1,117,447

		26,368,797

Spain - 3.7%

Antena 3 de Television SA † +	70,827	536,139
Banco de Sabadell SA +	257,988	1,613,598
Banco Espanol de Credito SA +	27,700	286,157
Bankinter SA +	251,700	2,986,045
Bolsas y Mercados Espanoles +	138,516	4,112,972
Construcciones y Auxiliar de Ferrocarriles SA +	12,138	5,451,447
Corp Financiera Alba +	78,425	3,781,916
Indra Sistemas SA +	306,102	6,643,585
Prosegur Cia de Seguridad SA +	12,100	389,384
Red Electrica Corp SA +	54,396	2,465,764

		28,267,007

Sweden - 0.4%

Axfood AB +	23,548	510,972
Cardo AB +	21,944	476,739
JM AB * +	298,800	2,067,571

		3,055,282

Switzerland - 5.4%

Actelion Ltd * +	17,236	903,411
Aryzta AG * +	154,325	4,944,848
Baloise Holding AG +	76,705	5,704,044
Banque Cantonale Vaudoise +	10,371	3,272,181
Clariant AG * +	489,042	3,097,135
Galenica AG +	16,428	4,850,090
Helvetia Holding AG +	21,128	5,610,666
Kuoni Reisen Holding AG ‘B’ +	8,735	2,715,225
Lonza Group AG +	42,098	4,187,813
Panalpina Welttransport Holding AG +	8,327	606,273
Syngenta AG +	11,475	2,669,841
Valora Holding AG +	14,659	2,652,289

		41,213,816

United Kingdom - 19.2%

AMEC PLC +	350,700	3,779,026
Amlin PLC +	1,041,170	5,190,610
Ashmore Group PLC +	944,044	2,945,388
Balfour Beatty PLC +	795,295	4,052,657
BBA Aviation PLC +	250,200	470,512
Beazley PLC +	2,161,721	3,465,987
Berkeley Group Holdings PLC * +	174,297	2,310,586
Britvic PLC +	129,909	597,109
Cable & Wireless PLC +	826,000	1,813,000
Cape PLC * +	1,118,743	3,635,610
Close Brothers Group PLC +	327,044	3,541,302
Dana Petroleum PLC * +	202,309	4,670,664
Debenhams PLC +	2,150,235	2,874,826
Drax Group PLC +	434,900	3,148,078
Electrocomponents PLC +	167,063	388,002
Eurasian Natural Resources Corp +	238,779	2,583,895
Ferrexpo PLC +	909,376	2,014,407
Game Group PLC +	904,349	2,453,779
Halfords Group PLC +	729,248	3,739,177
Hays PLC +	3,424,084	4,840,948
HMV Group PLC +	566,600	1,053,061
Home Retail Group PLC +	174,667	749,779
Homeserve PLC +	46,304	1,144,112
IMI PLC +	699,695	3,598,400
Inmarsat PLC +	385,173	3,464,515
Investec PLC +	518,968	2,795,754
J.D. Wetherspoon PLC +	570,253	3,648,943
Jardine Lloyd Thompson Group PLC +	796,118	5,285,323
Ladbrokes PLC +	120,109	363,981
Lamprell PLC +	668,309	1,254,679
McBride PLC +	162,132	387,474
Michael Page International PLC +	1,069,739	4,205,923
Misys PLC +	1,197,148	3,408,751
Next PLC +	234,767	5,688,010
Northern Foods PLC +	1,096,079	940,281
Petrofac Ltd +	460,429	5,082,677
PV Crystalox Solar PLC +	512,070	700,954
Regus PLC +	3,887,817	4,165,859
Rightmove PLC +	731,007	4,236,050
Spirax-Sarco Engineering PLC +	193,902	2,694,952
Spirent Communications PLC +	3,772,229	3,922,657
SSL International PLC +	92,749	792,037
Sthree PLC +	1,085,864	3,241,219
Tomkins PLC +	1,738,898	4,241,684
Travis Perkins PLC +	439,460	3,825,744
Tullett Prebon PLC +	978,480	4,779,789

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
VT Group PLC +	78,463	$584,739
WH Smith PLC +	869,061	5,995,503
WS Atkins PLC +	445,071	4,374,916

		145,143,329

United States - 0.1%

Lululemon Athletica Inc *	32,262	419,102

Total Common Stocks (Cost $753,423,483)		735,040,344

	Principal
	Amount
SHORT-TERM INVESTMENT - 2.8%

Repurchase Agreement - 2.8%

Fixed Income Clearing Corp 0.010% due 07/01/09 (Dated 06/30/09, repurchase price of $21,510,006; collateralized by Federal Home Loan Bank: 0.000% due 03/31/10
and market value $21,942,406)	$21,510,000	21,510,000

Total Short-Term Investment (Cost $21,510,000)		21,510,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.3% (Cost $777,987,093)		759,402,674

	Shares
SECURITIES LENDING COLLATERAL - 2.4%

BNY Mellon SL DBT II Liquidating Fund 0.806% + ∆ □ Ω	17,774,317	17,401,056
Mellon GSL DBT II Collateral Fund 0.335% ∆	838,029	838,029
Mellon GSL Reinvestment Trust II 0.000% + □ ¤ Ж	613,305	6,133

Total Securities Lending Collateral (Cost $19,225,651)		18,245,218

TOTAL INVESTMENTS - 102.7% (Cost $797,212,744)		777,647,892

OTHER ASSETS & LIABILITIES, NET — (2.7%)		(20,741,317)

NET ASSETS - 100.0%		$756,906,575

Notes to Schedule of Investments
(a)	As of June 30, 2009, the portfolio was diversified as a percentage of net assets as follows:

Industrials	24.6%
Financials	17.3%
Consumer Discretionary	14.9%
Materials	9.7%
Information Technology	7.5%
Consumer Staples	6.4%
Energy	6.2%
Health Care	6.2%
Short-Term Investment & Securities Lending Collateral	5.2%
Utilities	2.9%
Telecommunication Services	1.8%

102.7%
Other Assets & Liabilities, Net	(2.7%)

100.0%

(b)	As of June 30, 2009, the portfolio was diversified by geographical region as a percentage of net assets as follows:

Japan	19.6%
United Kingdom	19.2%
Canada	8.5%
France	5.5%
Switzerland	5.4%
United States	5.3%
Germany	5.0%
Italy	4.6%
Australia	3.9%
Netherlands	3.9%
Spain	3.7%
South Korea	3.5%
Bermuda	2.3%
Ireland	2.2%
Austria	2.0%
Belgium	1.9%
Norway	1.3%
Singapore	1.3%
Greece	0.9%
Denmark	0.8%
Luxembourg	0.6%
Hong Kong	0.4%
Sweden	0.4%
Cayman	0.2%
Finland	0.2%
Portugal	0.1%

102.7%
Other Assets & Liabilities, Net	(2.7%)

100.0%

(c)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(d)	Securities with a total aggregate market value of $690,863,411 or 91.3% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(e)	Securities with a total aggregate market value of $6,133 or less than 0.1% of the net assets were in default as of June 30, 2009.

(f)	Less than 0.1% of the portfolio’s net assets (not including securities in the BNY Mellon SL DBT II Liquidating Fund. See Note 18 in Notes to Financial Statements.) were reported illiquid by the portfolio manager under the Fund’s policy.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Belgium - 0.0%

Fortis Bank AS Exp. 12/31/49 * +	1,200,600	$24

Singapore - 0.0%

Neptune Orient Lines Ltd Exp. 07/08/09 *	3,192,000	396,686

Total Rights (Cost $0)		396,710

COMMON STOCKS - 97.7%

Australia - 5.5%

Australia & New Zealand Banking Group Ltd +	1,253,800	16,615,966
BHP Billiton Ltd +	212,200	5,813,410
Commonwealth Bank of Australia +	424,600	13,309,473
Lend Lease Corp Ltd +	1,428,900	8,041,169
Macquarie Airports Ltd +	3,814,242	7,090,868
Macquarie Group Ltd † +	411,500	12,882,671
Macquarie Infrastructure Group † +	5,629,650	6,471,673
National Australia Bank Ltd † +	926,421	16,690,600
Westpac Banking Corp +	784,500	12,763,571

		99,679,401

Belgium - 0.7%

Delhaize Group +	171,357	12,064,282

Canada - 3.8%

BCE Inc	322,200	6,648,154
Bombardier Inc ‘B’	2,616,500	7,760,757
Fairfax Financial Holdings Ltd	30,300	7,606,586
Intact Financial Corp	213,200	6,241,207
Magna International Inc ‘A’	184,400	7,823,703
National Bank of Canada	227,700	10,522,181
Nexen Inc	256,100	5,563,897
Petro-Canada	315,000	12,165,069
Talisman Energy Inc	401,100	5,762,267

		70,093,821

Finland - 1.2%

Nokia OYJ +	1,558,500	22,827,613

France - 11.2%

Arkema SA +	248,600	5,855,210
BNP Paribas +	389,800	25,419,891
Casino Guichard Perrachon SA +	67,700	4,585,034
Credit Agricole SA +	1,162,612	14,577,146
Electricite de France SA +	94,000	4,589,853
France Telecom SA +	1,012,684	23,042,288
GDF Suez +	139,700	5,229,297
Lagardere SCA +	446,800	14,895,978
Renault SA * +	443,600	16,389,487
Sanofi-Aventis SA +	466,700	27,577,250
Societe Generale +	380,361	20,878,324
Total SA +	531,100	28,786,016
Vallourec SA +	107,700	13,163,989

		204,989,763

Germany - 10.5%
Allianz SE +	210,000	19,370,961
BASF SE † +	498,000	19,841,215
Bayer AG +	369,100	19,835,528
Daimler AG +	158,000	5,737,893
Deutsche Bank AG +	322,700	19,617,241
Deutsche Lufthansa AG +	647,200	8,127,985
Deutsche Post AG +	662,700	8,652,872
Deutsche Telekom AG +	1,458,700	17,245,579
E.ON AG +	757,800	26,900,369
Metro AG +	85,300	4,075,480
Muenchener Rueckversicherungs AG † +	132,200	17,860,969
RWE AG +	202,590	15,976,180
Suedzucker AG +	464,000	9,404,352

		192,646,624

Hong Kong - 0.5%

New World Development Ltd +	5,268,000	9,482,546

Italy - 4.8%

Enel SPA +	1,938,912	9,465,647
ENI SPA +	1,270,200	30,125,520
Intesa Sanpaolo SPA * +	5,211,400	16,840,781
Telecom Italia SPA +	12,024,100	16,624,131
Telecom Italia SPA RNC +	6,521,700	6,344,471
UniCredit SPA * +	3,331,856	8,427,269

		87,827,819

Japan - 20.3%

Aeon Co Ltd +	1,569,600	15,487,189
Astellas Pharma Inc +	115,200	4,067,961
Canon Inc +	233,300	7,620,512
Daiichi Sankyo Co Ltd +	239,000	4,266,020
DIC Corp +	2,730,000	4,264,650
Fujitsu Ltd † +	3,044,000	16,535,716
Hitachi High-Technologies Corp +	340,200	5,780,139
Isuzu Motors Ltd +	2,250,000	3,609,696
JFE Holdings Inc +	100,600	3,379,891
KDDI Corp +	2,985	15,838,543
Kirin Holdings Co Ltd +	553,000	7,715,216
Kyushu Electric Power Co Inc +	509,200	10,958,781
Mediceo Paltac Holdings Co Ltd +	843,200	9,627,154
Mitsubishi Chemical Holdings Corp +	2,377,000	10,054,113
Mitsubishi Corp +	933,400	17,224,232
Mitsubishi Electric Corp +	1,263,000	7,982,325
Mitsubishi UFJ Financial Group Inc +	2,341,900	14,460,756
Mitsui & Co Ltd +	1,342,000	15,902,266
Mizuho Financial Group Inc † +	2,634,000	6,119,668
Namco Bandai Holdings Inc +	1,141,700	12,521,850
Nippon Express Co Ltd +	3,267,000	14,831,284
Nippon Mining Holdings Inc +	998,000	5,157,161
Nippon Telegraph & Telephone Corp +	565,900	23,046,513
Nissan Motor Co Ltd +	2,803,900	17,016,564
NTT DoCoMo Inc +	2,532	3,703,399
ORIX Corp +	7,760	461,876
Sharp Corp † +	1,236,000	12,822,566
Sony Corp +	780,900	20,372,912
Sumitomo Mitsui Financial Group Inc † +	602,400	24,376,300
Takeda Pharmaceutical Co Ltd +	81,800	3,180,378
The Furukawa Electric Co Ltd † +	1,559,000	7,013,417
The Kansai Electric Power Co Inc +	307,100	6,774,154
The Tokyo Electric Power Co Inc +	685,000	17,612,245
Toshiba Corp +	3,714,000	13,455,619
Tosoh Corp +	2,677,000	7,572,230

		370,813,296

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
Luxembourg - 0.8%

ArcelorMittal +	441,100	$14,597,402

Netherlands - 2.4%

ING Groep NV CVA +	1,544,000	15,642,377
Koninklijke Ahold NV +	1,159,320	13,365,240
Koninklijke Philips Electronics NV +	442,770	8,174,902
Randstad Holding NV * +	212,200	5,897,125

		43,079,644

New Zealand - 0.6%

Telecom Corp of New Zealand Ltd +	5,920,279	10,386,564

Norway - 1.0%

StatoilHydro ASA +	970,450	19,169,465

Singapore - 0.2%

Neptune Orient Lines Ltd † +	4,256,000	4,320,623

Spain - 3.0%

Banco Santander SA +	1,835,325	22,185,773
Telefonica SA +	1,462,400	33,210,629

		55,396,402

Sweden - 3.4%

Electrolux AB ‘B’ * +	355,900	4,978,910
Nordea Bank AB +	1,948,040	15,481,803
Svenska Cellulosa AB ‘B’ +	1,869,700	19,684,983
Telefonaktiebolaget LM Ericsson ‘B’ +	1,740,000	17,141,491
Volvo AB ‘B’ +	874,950	5,419,046

		62,706,233

Switzerland - 5.0%

Adecco SA +	104,300	4,359,447
Credit Suisse Group AG +	304,800	13,964,715
Nestle SA +	869,922	32,846,904
Novartis AG +	537,790	21,891,948
Roche Holding AG +	130,400	17,767,290

		90,830,304

United Kingdom - 22.8%

Amlin PLC +	923,600	4,604,480
Associated British Foods PLC +	1,222,800	15,405,171
AstraZeneca PLC +	588,500	25,948,398
Aviva PLC +	2,465,247	13,880,261
Barclays PLC +	3,039,300	14,123,762
BP PLC +	5,694,100	44,993,671
British American Tobacco PLC +	550,800	15,204,363
BT Group PLC +	523,310	876,803
Centrica PLC +	5,346,300	19,658,516
Drax Group PLC +	1,044,613	7,561,561
G4S PLC +	4,024,800	13,862,535
GlaxoSmithKline PLC +	1,913,200	33,793,419
HSBC Holdings PLC (LI) +	2,426,292	20,213,841
J. Sainsbury PLC +	2,284,600	11,798,218
Kingfisher PLC +	4,321,200	12,677,787
Lloyds Banking Group PLC +	9,683,936	11,163,540
Next PLC +	398,900	9,664,676
Pearson PLC +	1,206,500	12,149,792
Prudential PLC +	813,400	5,559,964
Royal Dutch Shell PLC ‘A’ (XAMS) +	1,902,293	47,666,293
RSA Insurance Group PLC +	5,672,729	11,264,083
Tesco PLC +	787,100	4,596,543
Thomas Cook Group PLC +	1,997,300	6,767,756
TUI Travel PLC +	2,290,000	8,753,895
Unilever PLC +	348,100	8,181,071
Vodafone Group PLC +	18,448,125	35,880,464

		416,250,863

Total Common Stocks (Cost $2,337,647,590)		1,787,162,665

	Principal
	Amount
SHORT-TERM INVESTMENT - 2.1%

Repurchase Agreement - 2.1%

Fixed Income Clearing Corp 0.010% due 07/01/09 (Dated 06/30/09, repurchase price of $38,089,011; collateralized by Freddie Mac: 2.875% due 04/30/10 and market value $38,852,625)	$38,089,000	38,089,000

Total Short-Term Investment (Cost $38,089,000)		38,089,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.8% (Cost $2,375,736,590)		1,825,648,375

	Shares
SECURITIES LENDING COLLATERAL - 4.5%

BNY Mellon SL DBT II Liquidating Fund 0.806% + ∆ □ Ω	81,228,188	79,522,396
Mellon GSL DBT II Collateral Fund 0.335% ∆	2,690,167	2,690,167
Mellon GSL Reinvestment Trust II 0.000% + □ ¤ Ж	2,152,158	21,522

Total Securities Lending Collateral (Cost $86,070,513)		82,234,085

TOTAL INVESTMENTS - 104.3% (Cost $2,461,807,103)		1,907,882,460

OTHER ASSETS & LIABILITIES, NET - (4.3%)		(79,251,268)

NET ASSETS - 100.0%		$1,828,631,192

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

Notes to Schedule of Investments
(a)	As of June 30, 2009, the portfolio was diversified as a percentage of net assets as follows:

Financials	24.6%
Energy	10.9%
Telecommunication Services	10.5%
Health Care	9.2%
Consumer Discretionary	9.1%
Industrials	8.6%
Consumer Staples	8.5%
Utilities	6.8%
Short-Term Investment & Securities Lending Collateral	6.6%
Materials	5.0%
Information Technology	4.5%

104.3%
Other Assets & Liabilities, Net	(4.3%)

100.0%

(b)	As of June 30, 2009, the portfolio was diversified by geographical region as a percentage of net assets as follows:

United Kingdom	22.8%
Japan	20.3%
France	11.2%
Germany	10.5%
United States	6.6%
Australia	5.5%
Switzerland	5.0%
Italy	4.8%
Canada	3.8%
Sweden	3.4%
Spain	3.0%
Netherlands	2.4%
Finland	1.2%
Norway	1.0%
Luxembourg	0.8%
Belgium	0.7%
New Zealand	0.6%
Hong Kong	0.5%
Singapore	0.2%

104.3%
Other Assets & Liabilities, Net	(4.3%)

100.0%

(c)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(d)	Securities with a total aggregate market value of $1,796,612,786 or 98.2% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(e)	Securities with a total aggregate market value of $21,522 or less than 0.1% of the net assets were in default as of June 30, 2009.

(f)	Less than 0.1% of the portfolio’s net assets (not including securities in the BNY Mellon SL DBT II Liquidating Fund. See Note 18 in Notes to Financial Statements.) were reported illiquid by the portfolio manager under the Fund’s policy.

(g)	Forward foreign currency contracts outstanding as of June 30, 2009 were as follows:

		Principal
Contracts		Amount		Unrealized
to Buy or		Covered by		Appreciation
to Sell	Currency	Contracts	Expiration	(Depreciation)

Buy	CAD	76,766,000	07/09	($2,640,629)
Sell	CAD	76,766,000	07/09	(4,340,918)
Buy	GBP	26,641,000	07/09	1,125,514
Sell	GBP	26,641,000	07/09	(4,702,796)
Buy	SEK	203,138,000	07/09	1,295,849
Sell	SEK	203,138,000	07/09	(2,670,376)

				($11,933,356)

(h)	Open futures contracts outstanding as of June 30, 2009 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Depreciation

Dow Jones EURO STOXX 50 (09/09)	275	EUR 6,681,132	($120,433)

(i)	As of June 30, 2009, $200,736 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
WARRANTS - 0.4%

Health Care - 0.4%

Akorn Inc Strike @ $5.40 Exp. 03/08/11 * + ◊ ж	50,750	$1,081
Anadys Pharmaceuticals Inc Strike @ $2.75 Exp. 06/09/14 * + ◊ ж	115,150	92,896
Ardea Biosciences Inc Strike @ $11.14 Exp. 12/19/13 * + ◊ ж	12,024	96,956
ARYx Therapeutics Inc Strike @ $2.64 Exp. 11/13/13 * + ◊ ж	44,635	113,285
ConjuChem Biotechnologies Inc (Canada) Strike @ $1.00 Exp. 11/28/09 * + ◊ ж	635,000	1
Cytori Therapeutics Inc Strike @ $6.25 Exp. 02/28/12 * + ◊ ж	33,925	26,054
Cytori Therapeutics Inc Strike @ $8.50 Exp. 08/11/13 * + ◊ ж	27,500	23,998

		354,271

Total Warrants (Cost $67,254)		354,271

CONVERTIBLE PREFERRED STOCKS - 3.3%

Health Care - 3.3%

Mylan Inc 6.500%	3,130	2,696,182

Total Convertible Preferred Stocks (Cost $2,938,035)		2,696,182

COMMON STOCKS - 93.5%

Health Care - 93.5%

Abbott Laboratories	67,100	3,156,384
Acorda Therapeutics Inc *	108,300	3,052,977
Air Methods Corp * †	10,000	273,600
Alcon Inc (Switzerland)	11,800	1,370,216
Alexion Pharmaceuticals Inc * †	89,500	3,680,240
Allos Therapeutics Inc *	487,200	4,038,888
AMAG Pharmaceuticals Inc *	99,000	5,412,330
AMERIGROUP Corp *	32,580	874,773
Amgen Inc *	39,600	2,096,424
Anadys Pharmaceuticals Inc *	496,600	923,676
Ardea Biosciences Inc * †	124,098	1,953,302
ARYx Therapeutics Inc *	231,282	955,195
Auxilium Pharmaceuticals Inc * †	69,200	2,171,496
Baxter International Inc	50,400	2,669,184
Beckman Coulter Inc	13,800	788,532
BioMarin Pharmaceutical Inc *	223,300	3,485,713
CardioNet Inc * †	18,200	297,024
Celgene Corp *	65,900	3,152,656
Cephalon Inc *	38,000	2,152,700
China Medical Technologies Inc ADR † (Cayman)	54,300	1,081,113
Cytori Therapeutics Inc * †	122,850	443,488
EnteroMedics Inc *	106,100	353,313
Express Scripts Inc *	7,200	495,000
Gilead Sciences Inc * †	60,900	2,852,556
Impax Laboratories Inc *	248,500	1,828,960
Incyte Corp Ltd * †	516,600	1,699,614
Life Technologies Corp *	9,700	404,684
MAP Pharmaceuticals Inc *	87,200	1,065,584
Medco Health Solutions Inc *	67,100	3,060,431
Medidata Solutions Inc *	1,600	26,208
Mylan Inc * †	147,800	1,928,790
Pharmasset Inc *	82,700	930,375
Regeneron Pharmaceuticals Inc *	67,500	1,209,600
Roche Holding AG ADR (Switzerland)	45,600	1,555,416
Shire PLC ADR † (United Kingdom)	68,600	2,845,528
Teva Pharmaceutical Industries Ltd ADR † (Israel)	30,300	1,495,002
United Therapeutics Corp * †	38,800	3,233,204
Vertex Pharmaceuticals Inc * †	118,000	4,205,520
WellPoint Inc *	13,600	692,104
WuXi PharmaTech Cayman Inc ADR * (Cayman)	41,400	390,816
XenoPort Inc *	104,400	2,418,948

		76,721,564

Total Common Stocks (Cost $72,157,969)		76,721,564

	Principal
	Amount
CONVERTIBLE CORPORATE BONDS - 0.1%

Health Care - 0.1%

Cephalon Inc 2.500% due 05/01/14	$71,000	70,718

Total Convertible Corporate Bonds (Cost $71,000)		70,718

SHORT-TERM INVESTMENT - 3.6%

Repurchase Agreement - 3.6%

Fixed Income Clearing Corp 0.010% due 07/01/09 (Dated 06/30/09, repurchase price of $2,989,001; collateralized by Federal Home Loan Bank: 0.800% due 04/30/10 and market value $3,051,400)	2,989,000	2,989,000

Total Short-Term Investment (Cost $2,989,000)		2,989,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.9% (Cost $78,223,258)		82,831,735

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 23.6%

BNY Mellon SL DBT II Liquidating Fund 0.806% + ∆ □ Ω	13,914,537	$13,622,332
Mellon GSL DBT II Collateral Fund 0.335% ∆	5,733,126	5,733,126
Mellon GSL Reinvestment Trust II 0.000% + □ ¤ ж	446,783	4,468

Total Securities Lending Collateral (Cost $20,094,446)		19,359,926

TOTAL INVESTMENTS - 124.5% (Cost $98,317,704)		102,191,661

OTHER ASSETS & LIABILITIES, NET — (24.5%)		(20,137,248)

NET ASSETS - 100.0%		$82,054,413

Notes to Schedule of Investments
(a)	As of June 30, 2009, the portfolio was diversified as a percentage of net assets as follows:

Health Care	97.3%
Short-Term Investment & Securities Lending Collateral	27.2%

124.5%
Other Assets & Liabilities, Net	(24.5)%

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Securities with a total aggregate market value of $13,981,071 or 17.0% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(d)	Securities with a total aggregate market value of $4,468 or less than 0.1% of the net assets were in default as of June 30, 2009.

(e)	0.4% of the portfolio’s net assets (not including securities in the BNY Mellon SL DBT II Liquidating Fund. See Note 18 in Notes to Financial Statements.) were reported illiquid by the portfolio manager under the Fund’s policy.

(f)	Restricted securities as of June 30, 2009 were as follows:

Issuer and			Value as a %
Acquisition Date	Cost	Value	of Net Assets

Akorn Inc Warrants (Exp. 03/08/11) 03/08/06	$—	$1,081	0.0%
Anadys Pharmaceuticals Inc Warrants (Exp. 06/09/14) 06/04/09	—	92,896	0.1%
Ardea Biosciences Inc Warrants (Exp. 12/19/13) 12/19/08	1,503	96,956	0.1%
ARYx Therapeutics Inc Warrants (Exp. 11/13/13) 11/13/08	5,579	113,285	0.2%
ConjuChem Biotechnologies Inc Warrants (Exp. 11/28/09) 11/22/06	55,422	1	0.0%
Cytori Therapeutics Inc Warrants (Exp. 02/28/12) 02/23/07	4,750	26,054	0.0%
Cytori Therapeutics Inc Warrants (Exp. 08/11/13) 08/11/08	—	23,998	0.0%

	$67,254	$354,271	0.4%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
REAL ESTATE PORTFOLIO
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.8%

Consumer Discretionary - 4.4%

Morgans Hotel Group Co * †	459,193	$1,758,709
Starwood Hotels & Resorts Worldwide Inc †	811,143	18,007,375

		19,766,084

Financials - 92.5%

Acadia Realty Trust REIT	402,230	5,249,102
AMB Property Corp REIT	295,865	5,565,221
AvalonBay Communities Inc REIT	542,100	30,325,074
Boston Properties Inc REIT	476,935	22,749,800
Brookfield Properties Corp † (Canada)	2,107,367	16,795,715
Camden Property Trust REIT	258,386	7,131,454
Care Investment Trust Inc REIT	120,675	627,510
DCT Industrial Trust Inc REIT	677,870	2,765,710
DiamondRock Hospitality Co REIT	137,350	859,811
Digital Realty Trust Inc REIT †	52,180	1,870,653
Douglas Emmett Inc REIT	83,958	754,782
Duke Realty Corp REIT	174,760	1,532,645
Equity Lifestyle Properties Inc REIT	278,087	10,339,275
Equity One Inc REIT	2,200	29,172
Equity Residential REIT	1,392,637	30,958,321
Essex Property Trust Inc REIT	1,780	110,769
Extendicare REIT (Canada)	40,170	215,847
Federal Realty Investment Trust REIT †	329,756	16,989,029
Forest City Enterprises Inc ‘A’ †	1,345,060	8,877,396
HCP Inc REIT †	786,418	16,664,197
Healthcare Realty Trust Inc REIT †	578,300	9,732,789
Highwoods Properties Inc REIT	30,590	684,298
Host Hotels & Resorts Inc REIT †	2,073,146	17,393,695
Kilroy Realty Corp REIT †	113,599	2,333,323
Kite Realty Group Trust REIT	271,320	792,254
Liberty Property Trust REIT †	374,162	8,620,692
LTC Properties Inc REIT	53,220	1,088,349
Mack-Cali Realty Corp REIT	385,937	8,799,364
Nationwide Health Properties Inc REIT	74,860	1,926,896
Plum Creek Timber Co Inc REIT †	520,753	15,508,024
Post Properties Inc REIT †	667,931	8,976,993
PS Business Parks Inc REIT	125,757	6,091,669
Public Storage REIT †	411,247	26,928,454
Ramco-Gershenson Properties Trust REIT	97,380	974,774
Rayonier Inc REIT	30,370	1,103,950
Regency Centers Corp REIT †	507,279	17,709,110
Senior Housing Properties Trust REIT	1,070,980	17,478,394
Simon Property Group Inc REIT †	863,545	44,412,119
SL Green Realty Corp REIT †	28,365	650,693
Sovran Self Storage Inc REIT	149,687	3,682,300
Taubman Centers Inc REIT †	175,440	4,712,318
Ventas Inc REIT †	450,170	13,442,076
Vornado Realty Trust REIT	525,783	23,676,008
Weingarten Realty Investors REIT †	65,700	953,307

		418,083,332

Health Care - 0.9%

Assisted Living Concepts Inc ‘A’ *	222,069	3,231,104
Capital Senior Living Corp *	224,040	1,019,382

		4,250,486

Total Common Stocks (Cost $634,522,519)		442,099,902

	Principal
	Amount
SHORT-TERM INVESTMENT - 3.1%

Repurchase Agreement - 3.1%

Fixed Income Clearing Corp 0.010% due 07/01/09 (Dated 06/30/09, repurchase price of $13,859,004; collateralized by Federal Home Loan Bank: 0.800% due 04/30/10 and market value $14,137,819)	$13,859,000	13,859,000

Total Short-Term Investment (Cost $13,859,000)		13,859,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.9% (Cost $648,381,519)		455,958,902

	Shares
SECURITIES LENDING COLLATERAL - 19.7%

BNY Mellon SL DBT II Liquidating Fund
0.806% + Δ □ Ω	73,769,811	72,220,645
Mellon GSL DBT II Collateral Fund
0.335% Δ	16,895,161	16,895,161
Mellon GSL Reinvestment Trust II
0.000% + □ ¤ ж	4,172,205	41,722

Total Securities Lending Collateral (Cost $94,837,177)		89,157,528

TOTAL INVESTMENTS - 120.6% (Cost $743,218,696)		545,116,430

OTHER ASSETS & LIABILITIES, NET - (20.6%)		(93,130,086)

NET ASSETS - 100.0%		$451,986,344

Notes to Schedule of Investments

(a)	As of June 30, 2009, the portfolio was diversified by property sector as a percentage of net assets as follows:

Retail	20.1%
Residential	17.1%
Office/Industrial	17.0%
Healthcare/Assisted Living	14.5%
Diversified	10.5%
Lodging	8.4%
Self Storage	6.8%
Land	3.4%

97.8%
Short-Term Investment & Securities Lending Collateral	22.8%
Other Assets & Liabilities, Net	(20.6%)

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
REAL ESTATE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

(c)	Securities with a total aggregate market value of $72,262,367 or 16.0% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(d)	Securities with a total aggregate market value of $41,722 or less than 0.1% of the net assets were in default as of June 30, 2009.

(e)	Less than 0.1% of the portfolio’s net assets (not including securities in the BNY Mellon SL DBT II Liquidating Fund. See Note 18 in Notes to Financial Statements.) were reported illiquid by the portfolio manager under the Fund’s policy.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.0%

Consumer Discretionary - 4.6%

Amazon.com Inc * †	5,160	$431,686
Capella Education Co *	3,782	226,731
Ctrip.com International Ltd ADR * (Cayman)	8,050	372,715
Garmin Ltd (Cayman)	11,570	275,597
Netflix Inc * †	14,710	608,111
priceline.com Inc *	2,490	277,760
The DIRECTV Group Inc *	17,340	428,471

		2,621,071

Health Care - 1.7%

Cerner Corp *	5,940	370,003
Illumina Inc *	7,380	287,377
Omnicell Inc *	29,100	312,825

		970,205

Industrials - 1.0%

First Solar Inc *	2,130	345,315
Monster Worldwide Inc *	20,960	247,538

		592,853

Information Technology - 86.0%

Accenture Ltd ‘A’ (Bermuda)	12,490	417,915
Activision Blizzard Inc *	19,884	251,135
Adobe Systems Inc *	21,520	609,016
Affiliated Computer Services Inc ‘A’ *	6,950	308,719
Akamai Technologies Inc *	18,710	358,858
Altera Corp	26,010	423,443
Analog Devices Inc †	49,678	1,231,021
Apple Inc *	18,398	2,620,427
ASML Holding NV ‘NY’ (Netherlands)	26,890	582,168
Atheros Communications Inc *	30,350	583,934
AU Optronics Corp ADR † (Taiwan)	133,060	1,288,021
Autodesk Inc *	27,510	522,140
Baidu Inc ADR * (Cayman)	1,690	508,842
Blackboard Inc * †	16,374	472,554
BMC Software Inc *	15,030	507,864
Broadcom Corp ‘A’ *	33,610	833,192
Cadence Design Systems Inc *	28,880	170,392
Check Point Software Technologies Ltd * (Israel)	16,260	381,622
Citrix Systems Inc *	16,950	540,535
Cognizant Technology Solutions Corp ‘A’ *	16,550	441,885
CommScope Inc *	28,534	749,303
Concur Technologies Inc *	7,650	237,762
Corning Inc	122,800	1,972,168
Dell Inc *	90,960	1,248,881
eBay Inc *	52,630	901,552
Electronic Arts Inc *	38,370	833,396
EMC Corp *	52,220	684,082
Equinix Inc * †	4,028	292,997
Fiserv Inc *	14,320	654,424
Google Inc ‘A’ *	2,690	1,134,077
International Rectifier Corp *	5,540	82,047
Intuit Inc *	21,790	613,606
Itron Inc *	10,250	564,468
LG Display Co Ltd ADR † (South Korea)	94,660	1,182,303
McAfee Inc *	35,080	1,480,025
MEMC Electronic Materials Inc *	69,910	1,245,097
Microsemi Corp * †	56,351	777,644
Microsoft Corp	109,740	2,608,520
Motorola Inc	162,480	1,077,242
NCR Corp *	59,280	701,282
NetApp Inc *	33,020	651,154
NICE Systems Ltd ADR * (Israel)	8,850	204,170
Nuance Communications Inc *	48,900	591,201
NVIDIA Corp *	54,350	613,612
Oracle Corp	28,180	603,616
QUALCOMM Inc	52,690	2,381,588
Red Hat Inc *	41,760	840,629
Research In Motion Ltd * (Canada)	14,564	1,034,772
Rosetta Stone Inc *	10,750	294,980
salesforce.com inc *	14,000	534,380
SanDisk Corp * †	67,350	989,372
SAVVIS Inc *	27,900	319,734
Seagate Technology (Cayman)	52,220	546,221
Sohu.com Inc *	10,540	662,228
Sybase Inc *	21,900	686,346
Symantec Corp * †	91,180	1,418,761
Synaptics Inc * †	5,310	205,231
Synopsys Inc *	26,290	512,918
Tandberg ASA + (Norway)	24,310	410,202
Teradata Corp *	15,830	370,897
TiVo Inc *	73,390	769,127
TNS Inc *	36,170	678,188
Trident Microsystems Inc *	157,760	274,502
VeriSign Inc *	33,690	622,591
Vocus Inc *	16,960	335,130
Western Digital Corp *	17,440	462,160

		49,108,269

Telecommunication Services - 6.7%

America Movil SAB de CV ‘L’ ADR (Mexico)	9,080	351,578
American Tower Corp ‘A’ *	26,291	828,955
Crown Castle International Corp *	25,750	618,515
Millicom International Cellular SA * (Luxembourg)	6,130	344,874
Neutral Tandem Inc *	9,991	294,934
SBA Communications Corp ‘A’ * †	56,980	1,398,289

		3,837,145

Total Common Stocks (Cost $51,311,106)		57,129,543

	Principal
	Amount
SHORT-TERM INVESTMENT - 0.4%

Repurchase Agreement - 0.4%

State Street Bank and Trust Co 0.010% due 07/01/09 (Dated 06/30/09, repurchase price of $246,000; collateralized by U.S. Treasury Bills: 0.000% due 08/06/09 and market value $254,975)	$246,000	246,000

Total Short-Term Investment (Cost $246,000)		246,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.4% (Cost $51,557,106)		57,375,543

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 11.7%

BNY Mellon SL DBT II Liquidating Fund
0.806% + Δ □ Ω	4,420,327	$4,327,500
Mellon GSL DBT II Collateral Fund
0.335% Δ	2,320,777	2,320,777
Mellon GSL Reinvestment Trust II
0.000% + □ ¤ ж	212,663	2,127

Total Securities Lending Collateral (Cost $6,953,767)		6,650,404

TOTAL INVESTMENTS - 112.1% (Cost $58,510,873)		64,025,947

OTHER ASSETS & LIABILITIES, NET - (12.1%)		(6,926,085)

NET ASSETS - 100.0%		$57,099,862

Notes to Schedule of Investments

(a)	As of June 30, 2009, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	86.0%
Short-Term Investment & Securities Lending Collateral	12.1%
Telecommunication Services	6.7%
Consumer Discretionary	4.6%
Health Care	1.7%
Industrials	1.0%

112.1%
Other Assets & Liabilities, Net	(12.1%)

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Securities with a total aggregate market value of $4,739,829 or 8.3% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(d)	Securities with a total aggregate market value of $2,127 or less than 0.1% of the net assets were in default as of June 30, 2009.

(e)	Less than 0.1% of the portfolio’s net assets (not including securities in the BNY Mellon SL DBT II Liquidating Fund. See Note 18 in Notes to Financial Statements.) were reported illiquid by the portfolio manager under the Fund’s policy.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
AMERICAN FUNDS® ASSET ALLOCATION PORTFOLIO
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
MUTUAL FUND - 100.0%

American Funds Insurance Series® Asset Allocation Fund - Class 1	5,380,970	$68,822,607

TOTAL INVESTMENTS - 100.0% (Cost $65,744,493)		68,822,607

OTHER ASSETS & LIABILITIES, NET — (0.0%)		(22,388)

NET ASSETS - 100.0%		$68,800,219

Note to Schedule of Investments

(a)	As of June 30, 2009, the portfolio was diversified as a percentage of net assets as follows:

Mutual Fund	100.0%
Other Assets & Liabilities, Net	(0.0%)

100.0%

American Funds Asset Allocation Portfolio (a “Feeder Portfolio”) invests substantially all of its assets in Class 1 shares of the Asset Allocation Fund of the American Funds Insurance Series, (a “Master Fund”). (See Note 1 to Financial Statements). A Feeder Portfolio has an investment objective that is consistent with its corresponding Master Fund. The financial statements of the Master Fund, including the Schedule of Investments, are provided separately and should be read in conjunction with the Feeder Portfolio’s financial statements.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 3.9%

Health Care - 3.9%

Mylan Inc 6.500%	4,200	$3,617,880
Schering-Plough Corp 6.000%	16,400	3,717,880

		7,335,760

Total Convertible Preferred Stocks (Cost $5,017,981)		7,335,760

COMMON STOCKS - 52.4%

Consumer Discretionary - 4.3%

Cablevision Systems Corp ‘A’	171,840	3,335,414
Jupiter Telecommunications Co Ltd + (Japan)	3,590	2,723,120
Liberty Global Inc ‘A’ *	100,000	1,589,000
National CineMedia Inc	35,130	483,389

		8,130,923

Consumer Staples - 4.6%

Altria Group Inc	71,560	1,172,868
Lorillard Inc	43,710	2,962,227
Nestle SA + (Switzerland)	77,950	2,943,271
The Kroger Co	71,800	1,583,190

		8,661,556

Energy - 4.9%

Chevron Corp	51,400	3,405,250
Exxon Mobil Corp	85,440	5,973,110

		9,378,360

Financials - 5.7%

Assurant Inc	44,000	1,059,960
Everest Re Group Ltd (Bermuda)	60,460	4,327,122
JPMorgan Chase & Co	67,300	2,295,603
Wells Fargo & Co	126,000	3,056,760

		10,739,445

Health Care - 6.4%

Abbott Laboratories	42,040	1,977,562
Aetna Inc	69,900	1,750,995
Beckman Coulter Inc †	27,740	1,585,063
Covidien PLC (Ireland)	37,300	1,396,512
Genzyme Corp *	10,700	595,669
Medco Health Solutions Inc *	48,300	2,202,963
Wyeth	59,500	2,700,705

		12,209,469

Industrials - 2.3%

Aircastle Ltd (Bermuda)	150,700	1,107,645
Joy Global Inc	51,310	1,832,793
Navistar International Corp *	31,070	1,354,652

		4,295,090

Information Technology - 22.0%

Apple Inc *	16,800	2,392,824
eBay Inc * †	128,090	2,194,182
Google Inc ‘A’ *	11,890	5,012,705
Macrovision Solutions Corp *	151	3,293
Microsoft Corp	290,970	6,916,357
QUALCOMM Inc	90,560	4,093,312
Research In Motion Ltd * (Canada)	52,430	3,725,151
Synopsys Inc *	50,000	975,500
Take-Two Interactive Software Inc *	1,157,457	10,961,118
THQ Inc *	749,700	5,367,852

		41,642,294

Materials - 1.6%

Potash Corp of Saskatchewan Inc (Canada)	13,000	1,209,650
The Lubrizol Corp	40,000	1,892,400

		3,102,050

Utilities - 0.6%

Dynegy Inc ‘A’ * †	8,895	20,191
NRG Energy Inc * †	44,930	1,166,383

		1,186,574

Total Common Stocks (Cost $110,988,820)		99,345,761

	Principal
	Amount
CORPORATE BONDS & NOTES - 8.5%

Consumer Discretionary - 1.0%

Centex Corp
5.800% due 09/15/09 ж	$440,000	440,550
Comcast Cable Communications Holdings Inc
9.455% due 11/15/22	90,000	105,434
Comcast Cable Communications LLC
8.875% due 05/01/17	160,000	188,375
Daimler Finance North America LLC
6.500% due 11/15/13	140,000	142,502
Historic TW Inc
9.125% due 01/15/13	200,000	220,421
News America Inc
6.650% due 11/15/37	135,000	121,652
Staples Inc
7.750% due 04/01/11	111,000	117,440
Target Corp
7.000% due 01/15/38	110,000	117,468
The Home Depot Inc
5.400% due 03/01/16	98,000	97,979
Time Warner Cable Inc
7.300% due 07/01/38	55,000	57,415
Time Warner Entertainment Co LP
8.375% due 07/15/33	80,000	89,713
Viacom Inc
6.250% due 04/30/16	60,000	59,184
6.875% due 04/30/36	125,000	115,391

		1,873,524

Consumer Staples - 0.7%

Altria Group Inc
9.700% due 11/10/18	225,000	258,359
Anheuser-Busch InBev Worldwide Inc
8.000% due 11/15/39 ~	55,000	60,063
8.200% due 01/15/39 ~	200,000	223,132
Bunge Ltd Finance Corp
5.350% due 04/15/14	150,000	146,161
8.500% due 06/15/19	120,000	125,689
ConAgra Foods Inc
7.000% due 04/15/19	130,000	142,772
Delhaize America Inc
9.000% due 04/15/31	80,000	97,269
Kraft Foods Inc
6.875% due 02/01/38	110,000	116,582
Safeway Inc
6.500% due 03/01/11	95,000	100,657
Sara Lee Corp
6.250% due 09/15/11	135,000	142,774

		1,413,458

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Principal
	Amount	Value
Energy - 1.2%

ConocoPhillips
6.500% due 02/01/39	$55,000	$58,663
Enterprise Products Operating LLC
7.500% due 02/01/11	160,000	167,764
Kinder Morgan Energy Partners LP
9.000% due 02/01/19	125,000	142,412
Nexen Inc (Canada)
6.400% due 05/15/37	135,000	124,252
Noble Energy Inc
8.250% due 03/01/19	150,000	170,953
NuStar Pipeline Operating Partnership LP
5.875% due 06/01/13	285,000	265,916
Petro-Canada (Canada)
5.950% due 05/15/35	80,000	72,250
PF Export Receivables Master Trust (Cayman)
3.748% due 06/01/13 ~	259,245	265,862
Plains All American Pipeline LP
6.500% due 05/01/18	170,000	172,311
Pride International Inc
8.500% due 06/15/19	160,000	158,800
TEPPCO Partners LP
6.125% due 02/01/13	455,000	453,746
The Williams Cos Inc
8.750% due 03/15/32	115,000	115,860
Valero Logistics Operations LP
6.050% due 03/15/13	35,000	33,437
XTO Energy Inc
6.500% due 12/15/18	52,000	55,887

		2,258,113

Financials - 2.6%

American Express Bank FSB
5.500% due 04/16/13	250,000	245,631
American Express Co
8.125% due 05/20/19	81,000	84,199
American International Group Inc
6.250% due 03/15/37	245,000	64,312
AXA SA (France)
6.379% ~ § ±	170,000	109,064
Barclays Bank PLC (United Kingdom)
6.278% § ±	110,000	65,588
CIT Group Funding Co of Canada (Canada)
4.650% due 07/01/10 †	300,000	255,024
Citigroup Capital XXI
8.300% due 12/21/77 §	70,000	54,672
Citigroup Inc
5.500% due 02/15/17	170,000	138,724
5.625% due 08/27/12	115,000	107,773
6.125% due 08/25/36	110,000	82,050
Credit Suisse AG ‘NY’ (Switzerland)
6.000% due 02/15/18	170,000	169,998
Ford Motor Credit Co LLC
9.750% due 09/15/10	485,000	464,705
General Electric Capital Corp
5.450% due 01/15/13 †	230,000	236,315
5.875% due 01/14/38	110,000	87,210
Goldman Sachs Capital I
6.345% due 02/15/34	256,000	206,872
HSBC Finance Capital Trust IX
5.911% due 11/30/35 §	360,000	190,503
JPMorgan Chase & Co
5.125% due 09/15/14	125,000	124,591
7.900% § ±	295,000	258,871
Lehman Brothers Holdings Inc
7.500% due 05/11/38 ¤ ж	1,649,000	165
Merrill Lynch & Co Inc
7.750% due 05/14/38	560,000	521,041
MetLife Inc
6.400% due 12/15/36	130,000	93,194
Morgan Stanley
5.550% due 04/27/17	100,000	93,232
7.300% due 05/13/19	340,000	353,182
PNC Funding Corp
5.250% due 11/15/15	170,000	161,910
Prudential Holdings LLC
8.695% due 12/18/23 ~	150,000	143,815
The Goldman Sachs Group Inc
7.500% due 02/15/19	95,000	101,899
The Prudential Insurance Co of America
8.300% due 07/01/25 ~	235,000	213,899
Wachovia Corp
5.625% due 10/15/16	75,000	71,753
Wells Fargo Capital X
5.950% due 12/15/36	230,000	170,683

		4,870,875

Health Care - 0.5%

Covidien International Finance SA (Luxembourg)
6.550% due 10/15/37	140,000	155,415
Fisher Scientific International Inc
6.125% due 07/01/15	150,000	150,749
Genentech Inc
5.250% due 07/15/35	155,000	144,700
Hospira Inc
6.400% due 05/15/15	30,000	31,634
Schering-Plough Corp
6.000% due 09/15/17	135,000	143,990
UnitedHealth Group Inc
6.000% due 02/15/18	65,000	62,485
Wellpoint Inc
5.000% due 01/15/11	135,000	138,467

		827,440

Industrials - 0.7%

BAE Systems Holdings Inc
6.375% due 06/01/19 ~	140,000	143,397
Browning-Ferris Industries Inc
7.400% due 09/15/35	120,000	112,605
CSX Corp
7.375% due 02/01/19	215,000	233,904
John Deere Capital Corp
5.750% due 09/10/18	130,000	132,882
RR Donnelley & Sons Co
5.625% due 01/15/12	285,000	275,492
Tyco International Ltd (Luxembourg)
6.875% due 01/15/21	285,000	269,980
Union Pacific Corp
5.750% due 11/15/17	80,000	80,775
6.125% due 02/15/20	145,000	150,644

		1,399,679

Information Technology - 0.1%

Analog Devices Inc
5.000% due 07/01/14	54,000	54,175
Oracle Corp
6.125% due 07/08/39 #	180,000	178,801

		232,976

Materials - 0.3%

Falconbridge Ltd (Canada)
5.375% due 06/01/15	145,000	128,617
Vale Overseas Ltd (Cayman)
6.250% due 01/23/17	110,000	111,446
6.875% due 11/21/36	170,000	162,112

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Principal
	Amount	Value
Xstrata Canada Corp (Canada)
6.000% due 10/15/15	$107,000	$94,903
Xstrata Finance Canada Ltd (Canada)
6.900% due 11/15/37 ~	188,000	150,166

		647,244

Telecommunication Services - 0.8%

AT&T Inc
6.300% due 01/15/38	295,000	285,672
CenturyTel Inc
8.375% due 10/15/10	100,000	104,782
Deutsche Telekom International Finance BV (Netherlands)
8.500% due 06/15/10	135,000	142,018
Nokia OYJ Corp (Finland)
5.375% due 05/15/19	140,000	141,912
Rogers Communications Inc (Canada)
9.625% due 05/01/11	27,000	29,468
Telecom Italia Capital SA (Luxembourg)
4.875% due 10/01/10	280,000	282,950
Telefonica Europe BV (Netherlands)
7.750% due 09/15/10	130,000	137,186
TELUS Corp (Canada)
8.000% due 06/01/11	215,000	230,888
Verizon Communications Inc
6.400% due 02/15/38	230,000	225,662

		1,580,538

Utilities - 0.6%

Atmos Energy Corp
8.500% due 03/15/19	65,000	76,029
Duke Energy Carolinas LLC
6.100% due 06/01/37	130,000	136,352
Exelon Generation Co LLC
6.200% due 10/01/17	82,000	81,740
Monongahela Power Co
7.360% due 01/15/10	270,000	273,483
Oncor Electric Delivery Co
5.950% due 09/01/13	90,000	93,763
6.375% due 01/15/15	100,000	104,724
Pacific Gas & Electric Co
6.250% due 03/01/39	95,000	101,771
Progress Energy Inc
6.850% due 04/15/12	20,000	21,679
Sempra Energy
6.500% due 06/01/16	80,000	83,614
9.800% due 02/15/19	120,000	145,572

		1,118,727

Total Corporate Bonds & Notes (Cost $17,809,243)		16,222,574

MORTGAGE-BACKED SECURITIES - 22.6%

Collateralized Mortgage Obligations - Commercial - 1.9%

Banc of America Commercial Mortgage Inc
5.421% due 09/10/45 " §	1,580,000	818,955
Citigroup Commercial Mortgage Trust
6.299% due 12/10/49 " §	780,000	451,731
GE Capital Commercial Mortgage Corp
5.513% due 11/10/45 " §	300,000	191,576
GS Mortgage Securities Corp II
6.733% due 02/14/16 ~ "	455,000	490,019
JPMorgan Chase Commercial Mortgage Securities Corp
4.999% due 10/15/42 " §	390,000	248,573
5.305% due 01/15/49 "	175,000	158,492
5.992% due 06/15/49 " §	200,000	184,712
LB-UBS Commercial Mortgage Trust
5.084% due 02/15/31 "	250,000	242,534
5.217% due 02/15/31 " §	890,000	561,483
6.374% due 09/15/45 " §	480,000	233,299

		3,581,374

Collateralized Mortgage Obligations - Residential - 6.0%

Deutsche ALT-A Securities Inc Alternate Loan Trust
6.005% due 10/25/36 " §	474,267	326,227
Fannie Mae
5.500% due 05/25/27 - 11/25/33 "	1,541,728	1,596,296
6.000% due 11/25/28 "	221,819	237,238
23.049% due 06/25/36 " §	195,261	233,196
23.416% due 03/25/36 " §	280,229	336,365
Fannie Mae (IO)
5.500% due 06/25/33 - 06/01/35 " ж	4,188,230	531,440
5.736% due 03/25/35 - 10/25/35 " § ж	841,687	75,270
6.000% due 08/01/33 - 08/01/35 " ж	2,004,663	296,681
6.000% due 09/01/35 " § ж	404,992	62,340
6.386% due 02/25/35 - 05/25/35 " § ж	2,112,867	199,631
6.436% due 08/25/25 " § ж	995,076	94,849
6.500% due 02/01/33 " § ж	263,190	31,686
6.500% due 02/01/32 - 02/01/33 " ж	622,718	98,686
6.756% due 04/25/35 " § ж	88,912	7,728
6.786% due 11/25/30 " § ж	306,224	38,452
7.000% due 09/01/23 " ж	987,123	135,506
7.000% due 06/01/23 - 08/01/26 " ж	742,149	110,450
7.500% due 08/01/23 - 11/01/23 " ж	942,969	180,055
7.586% due 11/25/31 " § ж	692,163	74,923
7.636% due 01/25/32 " § ж	156,011	17,669
7.686% due 04/25/32 - 12/25/32 " § ж	1,743,615	183,525
7.782% due 12/18/32 " § ж	221,699	26,756
7.786% due 03/25/32 - 11/25/32 " § ж	299,158	30,644
7.936% due 02/25/33 " § ж	410,074	43,340
Fannie Mae (PO)
0.000% due 09/25/23 " ж	204,000	184,338
First Horizon Alternative Mortgage Securities
5.500% due 04/25/37 "	341,023	245,640
6.000% due 01/25/35 "	303,899	248,222
Freddie Mac
4.375% due 04/15/15 "	274,321	281,694
5.500% due 10/15/27 "	355,286	367,631
6.000% due 02/15/27 "	545,000	567,389
6.500% due 02/15/28 - 04/15/28 "	360,661	387,068
23.212% due 06/15/34 " §	168,295	197,512
23.579% due 08/15/35 " §	88,193	105,902
Freddie Mac (IO)
5.831% due 07/15/25 - 02/15/26 " § ж	1,775,429	150,444
6.000% due 12/15/32 - 03/01/33 " ж	672,093	108,600
6.021% due 12/15/37 " § ж	127,656	11,089
6.331% due 04/15/36 " § ж	1,277,131	137,738
6.381% due 01/15/35 " § ж	1,605,238	160,962
6.411% due 10/15/35 " § ж	152,408	12,779
6.500% due 02/01/28 - 01/01/29 " ж	172,661	32,955
6.931% due 04/15/33 " § ж	348,854	27,188
7.000% due 06/01/26 - 04/01/27 " ж	766,080	145,762
7.281% due 02/15/30 - 02/15/32 " § ж	60,122	3,982
7.331% due 07/15/26 - 03/15/29 " § ж	519,844	61,311
Freddie Mac (PO)
0.000% due 06/01/26 - 02/01/28 " ж	147,649	124,555
Government National Mortgage Association (IO)
7.182% due 02/16/32 " § ж	409,474	53,382
7.282% due 01/16/27 " § ж	321,992	37,839

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Principal
	Amount	Value
7.331% due 01/17/30 " § ж	$281,591	$34,696
7.382% due 12/16/26 " § ж	863,817	99,952
MASTR Adjustable Rate Mortgages Trust
4.369% due 04/21/34 " §	281,100	247,705
MASTR Alternative Loans Trust
6.000% due 07/25/34 "	709,157	543,488
Residential Accredit Loans Inc
5.750% due 01/25/33 "	244,989	233,076
6.000% due 05/25/36 "	28,022	27,290
6.000% due 09/25/36 "	244,183	226,635
Wells Fargo Mortgage-Backed Securities Trust
3.581% due 09/25/34 " §	265,841	231,377
4.981% due 12/25/34 " §	315,179	281,088
5.072% due 03/25/36 " §	998,402	652,280
5.091% due 03/25/36 " §	344,902	234,543

		11,435,065

Fannie Mae - 11.9%

4.500% due 07/12/37 - 07/17/38 "	2,007,000	2,021,663
5.000% due 07/17/38 - 07/13/39 "	4,919,000	5,030,635
5.500% due 07/16/24 - 07/13/39 "	7,061,000	7,306,577
6.000% due 03/01/37 - 07/13/39 "	5,241,443	5,505,439
6.500% due 07/13/39 "	2,479,000	2,639,748
7.500% due 01/01/33 "	125,521	136,994
8.500% due 07/01/32 "	14,300	15,572

		22,656,628

Freddie Mac - 1.7%

6.000% due 07/01/19 - 03/01/33 "	1,455,046	1,537,527
7.000% due 10/01/37 "	1,613,540	1,737,533

		3,275,060

Government National Mortgage Association - 1.1%

4.500% due 07/20/39 "	2,025,000	2,020,569

Total Mortgage-Backed Securities (Cost $44,984,148)		42,968,696

ASSET-BACKED SECURITIES - 2.2%

Argent Securities Inc
0.794% due 05/25/34 " §	778,579	448,719
BA Credit Card Trust
4.720% due 05/15/13 "	165,000	170,755
Chase Issuance Trust
4.960% due 09/17/12 "	540,000	559,249
Citibank Credit Card Issuance Trust
5.000% due 06/10/15 "	180,000	154,636
Countrywide Asset-Backed Certificates
1.054% due 02/25/33 " §	18,836	8,079
5.363% due 05/25/36 " §	194,744	142,077
5.382% due 05/25/36 " §	340,264	262,491
Ford Credit Auto Owner Trust
2.100% due 11/15/11 "	100,000	100,088
HFC Home Equity Loan Asset-Backed Certificates
0.575% due 01/20/35 " §	275,268	183,210
Lehman XS Trust
5.180% due 08/25/35 " §	12,595	12,515
MBNA Credit Card Master Note Trust
1.669% due 03/15/16 " §	1,720,000	1,306,170
4.500% due 01/15/13 "	535,000	550,183
Option One Mortgage Loan Trust
0.414% due 07/25/36 " §	416,369	272,367
Structured Asset Investment Loan Trust
0.354% due 09/25/36 " §	93,393	89,766

Total Asset-Backed Securities (Cost $5,473,807)		4,260,305

U.S. GOVERNMENT AGENCY ISSUES - 0.6%
Fannie Mae
2.500% due 05/15/14	510,000	502,169
Freddie Mac
2.500% due 04/23/14	615,000	606,217

Total U.S. Government Agency Issues (Cost $1,123,060)		1,108,386

SHORT-TERM INVESTMENT - 21.6%

Repurchase Agreement - 21.6%

Fixed Income Clearing Corp 0.010% due 07/01/09 (Dated 06/30/09, repurchase price of $40,976,011; collateralized by Federal Home Loan Bank: 0.800% due 04/30/10 and market value $41,796,150)	40,976,000	40,976,000

Total Short-Term Investment (Cost $40,976,000)		40,976,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 111.8% (Cost $226,373,059)		212,217,482

	Shares
SECURITIES LENDING COLLATERAL - 1.5%

BNY Mellon SL DBT II Liquidating Fund
0.806% + Δ □ Ω	269,387	2,640,741
Mellon GSL DBT II Collateral Fund
0.335% Δ	115,113	115,113
Mellon GSL Reinvestment Trust II
0.000% + □ ¤ ж	433,083	4,331

Total Securities Lending Collateral (Cost $3,245,583)		2,760,185

TOTAL INVESTMENTS - 113.3% (Cost $229,618,642)		214,977,667

OTHER ASSETS & LIABILITIES, NET - (13.3%)		(25,266,188)

NET ASSETS - 100.0%		$189,711,479

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2009, the portfolio was diversified as a percentage of net assets as follows:

Common Stocks	52.4%
Short-Term Investment & Securities Lending Collateral	23.1%
Mortgage-Backed Securities	22.6%
Corporate Bonds & Notes	8.5%
Convertible Preferred Stocks	3.9%
Asset-Backed Securities	2.2%
U.S. Government Agency Issues	0.6%

113.3%
Other Assets & Liabilities, Net	(13.3%)

100.0%

(b)	As of June 30, 2009, the portfolio’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

AAA / U.S. Government & Agency Issues	43.3%
A-1	38.8%
AA	0.6%
A	5.9%
BBB	9.7%
BB	1.1%
CCC	0.4%
CC	0.1%
Not Rated	0.1%

100.0%

(c)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(d)	Securities with a total aggregate market value of $8,311,463 or 4.4% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(e)	Securities with a total aggregate market value of $4,496 or less than 0.1% of the net assets were in default as of June 30, 2009.

(f)	2.1% of the portfolio’s net assets (not including securities in the BNY Mellon SL DBT II Liquidating Fund. See Note 18 in Notes to Financial Statements.) were reported illiquid by the portfolio manager under the Fund’s policy.

(g)	Open futures contracts outstanding as of June 30, 2009 were as follows:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

U.S. Treasury 2-Year Notes (09/09)	12	$2,400,000	($140)
U.S. Treasury 10-Year Notes (09/09)	121	12,100,000	42,030
U.S. Treasury 30-Year Bonds (09/09)	40	4,000,000	70,514

Short Futures Outstanding
U.S. Treasury 5-Year Notes (09/09)	103	10,300,000	134,926

			$247,330

(h)	Transactions in written options for the period ended June 30, 2009 were as follows:

	Number of
	Contracts	Premium

Outstanding, December 31, 2008	—	$—
Put Options Written	851	152,829
Put Options Repurchased	(851)	(152,829)

Outstanding, June 30, 2009	—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

(i)	Swap agreements outstanding as of June 30, 2009 were as follows:
Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

							Upfront
	Fixed Deal			Implied Credit			Premiums
	Pay	Expiration	Counter-	Spread at	Notional	Market	Paid/	Unrealized
Referenced Obligation	Rate	Date	party	6/30/09 (3)	Amount (4)	Value (5)	(Received)	Appreciation

Inco Ltd 7.750% due 05/15/12	(0.630%)	03/20/17	MSC	0.990%	$520,000	$12,278	$—	$12,278
Inco Ltd 7.750% due 05/15/12	(0.700%)	03/20/17	MSC	0.990%	515,000	9,748	—	9,748

						$22,026	$—	$22,026

Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection (2)

							Upfront
	Fixed Deal			Implied Credit			Premiums	Unrealized
	Receive	Expiration	Counter-	Spread at	Notional	Market	Paid/	Appreciation
Referenced Obligation	Rate	Date	party	6/30/09 (3)	Amount (4)	Value (5)	(Received)	(Depreciation)

Merrill Lynch & Co Inc 5.000% due 01/15/15	4.150%	09/20/09	BRC	2.660%	$940,000	$4,281	$—	$4,281
Merrill Lynch & Co Inc 5.000% due 01/15/15	4.150%	09/20/09	CSF	2.660%	470,000	2,140	—	2,140
Vale Overseas Ltd 8.250% due 01/17/34	1.100%	03/20/17	MSC	1.970%	520,000	(27,243)	—	(27,243)
Vale Overseas Ltd 8.250% due 01/17/34	1.170%	03/20/17	MSC	1.970%	515,000	(24,515)	—	(24,515)

						($45,337)	$—	($45,337)

Total Credit Default Swaps (6)						($23,311)	$—	($23,311)

(1)	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)	The maximum potential amount the portfolio could be required to make as a seller of credit protection or receive as a buyer of protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	The aggregate fair value of credit default swaps in a net liability as of June 30, 2009 was $51,758.
Interest Rate Swaps

							Upfront
							Premiums
	Counter-	Pay/Receive	Fixed	Expiration	Notional	Market	Paid/	Unrealized
Floating Rate Index	party	Floating Rate	Rate	Date	Amount	Value	(Received)	Appreciation

3-Month USD-LIBOR	DUB	Pay	5.445%	08/08/17	$1,800,000	$276,793	$—	$276,793

Total Interest Rate Swaps						$276,793	$—	$276,793

Total Swap Agreements						$253,482	$—	$253,482

(j)	As of June 30, 2009, $511,748 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-113

PACIFIC SELECT FUND
Schedule of Investments (Continued)
Explanation of Symbols and Terms
June 30, 2009 (Unaudited)

Explanation of Symbols:

*	Non-income producing securities.

†	Securities (or a portion of securities) on loan as of June 30, 2009.

+	Securities were fair valued under the procedures established by the Fund’s Board of Trustees (the “Board”), including considerations to determine fair values for certain foreign equity securities, if applicable.

Δ	Rate shown reflects 7-day yield as of June 30, 2009.

□	The securities lending collateral was subject to an ‘in-kind’ redemption imposed by the former securities lending agent (See Note 8 in Notes to Financial Statements).

~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.

◊	Restricted Securities. These securities are not registered, and may not be sold to the public. There are legal and/or contractual restrictions on resale. The fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Board.

"	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

^	Securities with their principal amount adjusted for inflation.

§	Variable rate securities. The rate shown is based on the latest available information as of June 30, 2009.

¤	Securities were in default as of June 30, 2009.

±	The Security is a perpetual bond and has no definite maturity date.

♦	Underlying municipal bond security transferred to a Tender Option Bond Trust.

‡	Securities were fully or partially segregated with the broker(s)/custodian as collateral for securities sold short, delayed delivery securities, futures contracts, written option contracts, and/or swap contracts as of June 30, 2009.

#	Securities purchased on a when-issued basis.

∞	Unsettled position. Contract rates do not take effect until settlement date.

ж	Illiquid holdings. Holdings were reported as illiquid by the portfolio manager or adviser pursuant to the Fund’s policy and procedures (See Note 2G in Notes to Financial Statements).

Ω	A portion of the holdings may have been illiquid as of June 30, 2009 (See Note 18 in Notes to Financial Statements).
Counterparty Abbreviations:

ADV	Advantage
BOA	Bank of America
BRC	Barclays
BNP	BNP Paribas
CIT	Citigroup
CSF	Credit Suisse
DUB	Deutsche Bank
GSC	Goldman Sachs
HSB	HSBC
JPM	JPMorgan Chase
MER	Merrill Lynch
MSC	Morgan Stanley
RBS	Royal Bank of Scotland
UBS	UBS

Currency Abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
Other Abbreviations:

ADR	American Depositary Receipt
CBOT	Chicago Board of Trade
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CPI	Consumer Price Index
CVA	Certificaten Van Aandelen (Dutch Certificate)
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
LI	London Stock Exchange
LIBOR	London Interbank Offered Rate
‘NY’	New York Shares
NYSE	New York Stock Exchange
OTC	Over the Counter
PO	Principal Only
REIT	Real Estate Investment Trust
RNC	Riparmio Non-Convertible (Non-Convertible savings shares on Italian Stock Exchanges)
SDR	Swedish Depositary Receipt
XAMS	Amsterdam Stock Exchange
XVTX	Virt-X Pan-European Stock Exchange
Note:
The descriptions, industry and geographical classifications, and Standard and Poor’s quality ratings of the companies shown in the schedules of investments were obtained from published reports and other sources believed to be reliable.
See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2009 (Unaudited)
(In thousands, except per share amounts)

	Diversified	Floating	High Yield	Inflation	Managed	Money
	Bond	Rate Loan	Bond	Managed	Bond	Market
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS
Investments, at value	$2,827,983	$738,947	$1,035,606	$5,995,069	$6,523,211	$1,486,946
Repurchase agreements, at value	36,998	125,813	1,965	598,845	48,942	1,848
Cash (1)	—	4,116	—	4,997	9,637	1
Foreign currency held, at value	—	58	—	6,169	20,499	—
Deposits with brokers for securities sold short	—	—	—	68,128	117,682	—
Receivables:
Dividends and interest	17,251	6,641	18,788	36,032	47,392	1,327
Fund shares sold	1,106	518	778	1,391	1,886	1,550
Securities sold	231,228	20,741	19,486	789,954	2,300,601	—
Swap agreements	—	—	—	10,791	5,676	—
Swap appreciation	—	—	—	24,769	55,558	—
Forward foreign currency contracts appreciation	—	—	—	498	1,334	—
Unfunded loan commitment appreciation	—	—	5	—	—	—

Total Assets	3,114,566	896,834	1,076,628	7,536,643	9,132,418	1,491,672

LIABILITIES
Payable upon return of securities loaned	393,650	—	86,299	—	371,756	—
Payables:
Fund shares redeemed	4	1	17	890	353	3,521
Securities purchased	857,910	50,642	30,191	3,463,931	4,038,765	23,979
Swap agreements	—	—	—	4,373	5,917	—
Securities sold short, at value	—	—	—	68,686	118,148	—
Floating rate certificates	—	—	—	300	—	—
Due to broker	—	—	31	44,600	70,306	—
Variation margin	178	—	—	168	724	—
Accrued advisory fees	602	516	314	1,273	1,455	152
Accrued service fees	51	23	26	107	123	40
Accrued support service expenses	86	36	37	185	207	74
Accrued custodian, and portfolio accounting and tax fees	20	44	12	80	113	17
Accrued deferred trustee compensation and retirement benefits	4	2	24	49	78	37
Accrued dividends and interest	—	—	—	4	—	—
Accrued other	113	43	61	282	312	105
Outstanding options written, at value	1,000	—	—	8,138	1,035	—
Swap depreciation	—	—	—	13,854	6,580	—
Forward foreign currency contracts depreciation	—	—	—	1,939	22,705	—
Other liabilities	—	10	11	63	246	—

Total Liabilities	1,253,618	51,317	117,023	3,608,922	4,638,823	27,925

NET ASSETS	$1,860,948	$845,517	$959,605	$3,927,721	$4,493,595	$1,463,747

NET ASSETS CONSIST OF:
Paid-in capital (2)	$2,065,454	$1,129,733	$1,263,588	$4,327,593	$4,686,373	$1,463,060
Undistributed/accumulated net investment income (loss) (2)	37,312	(1,167)	6,603	44,632	125,655	698
Accumulated net realized loss (2)	(150,110)	(155,036)	(261,483)	(334,243)	(186,790)	(11)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies (2)	(91,708)	(128,013)	(49,103)	(110,261)	(131,643)	—

NET ASSETS	$1,860,948	$845,517	$959,605	$3,927,721	$4,493,595	$1,463,747

Shares outstanding, $.001 par value (unlimited shares authorized)	203,243	123,236	179,714	379,749	428,646	144,956

Net Asset Value Per Share	$9.16	$6.86	$5.34	$10.34	$10.48	$10.10

Investments, at cost	$2,916,573	$866,983	$1,084,714	$6,115,600	$6,704,480	$1,486,946
Repurchase agreements, at cost	36,998	125,813	1,965	598,845	48,942	1,848
Securities on loan, at value	386,682	—	84,119	—	367,684	—
Foreign currency held, at cost	—	58	—	5,988	20,406	—
Proceeds from securities sold short	—	—	—	68,128	117,682	—
Premiums received from outstanding options written	787	—	—	9,221	1,334	—

(1)	Includes cash collateral segregated in the Inflation Managed and Managed Bond Portfolios of $4,990 and $9,180, respectively.

(2)	Applicable to portfolios electing to be treated as a regulated investment company for Federal income tax purposes (see Note 14 to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2009 (Unaudited)
(In thousands, except per share amounts)

	Short Duration	American Funds	American Funds		Diversified
	Bond	Growth	Growth-Income	Comstock	Research	Equity
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS
Investments, at value	$1,500,280	$767,658	$1,262,919	$1,719,006	$430,052	$142,704
Repurchase agreements, at value	23,006	—	—	58,238	15,321	4,360
Cash	1	151	—	—	—	—
Receivables:
Dividends and interest	9,161	—	—	2,525	599	85
Fund shares sold	1,025	20	133	605	21	11
Securities sold	14,208	1,212	228	1,797	1,273	387

Total Assets	1,547,681	769,041	1,263,280	1,782,171	447,266	147,547

LIABILITIES
Payable upon return of securities loaned	210,391	—	—	39,281	34,804	16,512
Payables:
Fund shares redeemed	292	1,232	360	17	931	21
Securities purchased	17,718	—	—	693	82	—
Due to custodian	—	—	1	—	—	—
Variation margin	11	—	—	—	—	—
Accrued advisory fees	429	263	422	1,001	229	49
Accrued service fees	36	21	35	48	11	4
Accrued support service expenses	68	45	55	73	25	6
Accrued custodian, and portfolio accounting and tax fees	23	4	4	14	6	1
Accrued deferred trustee compensation and retirement benefits	25	2	8	14	13	13
Accrued dividends and interest	10	—	—	—	—	—
Accrued other	97	70	94	124	42	10
Other liabilities	4	—	—	—	—	—

Total Liabilities	229,104	1,637	979	41,265	36,143	16,616

NET ASSETS	$1,318,577	$767,404	$1,262,301	$1,740,906	$411,123	$130,931

NET ASSETS CONSIST OF:
Paid-in capital (1), (2)	$1,474,955	$1,812,806	$2,073,392	$2,864,501	$988,464	$227,231
Accumulated deficit (1)		(1,045,402)	(811,091)	(1,123,595)	(577,341)	(96,300)
Undistributed net investment
income (2)	2,913
Accumulated net realized loss (2)	(119,813)
Net unrealized depreciation on investments and assets and liabilities in foreign currencies (2)	(39,478)

NET ASSETS	$1,318,577	$767,404	$1,262,301	$1,740,906	$411,123	$130,931

Shares outstanding, $.001 par value (unlimited shares authorized)	146,012	132,707	180,430	283,865	57,239	10,488

Net Asset Value Per Share	$9.03	$5.78	$7.00	$6.13	$7.18	$12.48

Investments, at cost	$1,539,040	$1,188,179	$1,889,029	$2,125,174	$468,246	$155,404
Repurchase agreements, at cost	23,006	—	—	58,238	15,321	4,360
Securities on loan, at value	206,828	—	—	37,765	33,818	16,076

(1)	Applicable to portfolios electing to be treated as a partnership for Federal income tax purposes (see Note 14 to Financial Statements).

(2)	Applicable to portfolios electing to be treated as a regulated investment company for Federal income tax purposes (see Note 14 to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2009 (Unaudited)
(In thousands, except per share amounts)

	Equity	Focused	Growth	Large-Cap	Large-Cap	Long/Short
	Index	30	LT	Growth	Value	Large-Cap
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS
Investments, at value	$3,155,578	$175,472	$1,427,510	$1,138,681	$2,695,809	$1,515,011
Repurchase agreements, at value	70,902	2,103	3,418	3,383	119,774	4,980
Cash (1)	4,905	1	7	—	14	612
Foreign currency held, at value	—	—	7,251	—	—	—
Receivables:
Dividends and interest	4,264	110	2,290	848	6,227	2,227
Fund shares sold	2,783	27	34	708	1,128	1,132
Securities sold	5,780	—	—	775	10,627	19,237
Other	—	—	—	—	—	—
Forward foreign currency contracts appreciation	—	—	39	—	—	—

Total Assets	3,244,212	177,713	1,440,549	1,144,395	2,833,579	1,543,199

LIABILITIES
Payable upon return of securities loaned	77,842	18,168	70,713	79,598	41,223	—
Payables:
Fund shares redeemed	1,124	768	199	2	—	12
Securities purchased	5,506	—	—	—	—	11,922
Securities sold short, at value	—	—	—	—	—	292,190
Due to prime broker	—	—	—	—	—	815
Variation margin	452	—	—	—	—	86
Accrued advisory fees	131	95	621	627	1,375	900
Accrued service fees	87	4	38	29	77	34
Accrued support service expenses	113	12	60	37	112	45
Accrued custodian, and portfolio accounting and tax fees	17	5	16	6	21	8
Accrued deferred trustee compensation and retirement benefits	54	1	46	34	56	5
Accrued dividends and interest	—	—	—	—	—	310
Accrued other	189	16	100	65	185	66
Forward foreign currency contracts depreciation	—	—	917	—	—	—

Total Liabilities	85,515	19,069	72,710	80,398	43,049	306,393

NET ASSETS	$3,158,697	$158,644	$1,367,839	$1,063,997	$2,790,530	$1,236,806

NET ASSETS CONSIST OF:
Paid-in capital (2)	$4,131,447	$407,935	$2,112,189	$1,462,570	$3,914,703	$1,563,762
Accumulated deficit (2)	(972,750)	(249,291)	(744,350)	(398,573)	(1,124,173)	(326,956)

NET ASSETS	$3,158,697	$158,644	$1,367,839	$1,063,997	$2,790,530	$1,236,806

Shares outstanding, $.001 par value (unlimited shares authorized)	156,324	17,018	94,146	261,254	314,669	179,987

Net Asset Value Per Share	$20.21	$9.32	$14.53	$4.07	$8.87	$6.87

Investments, at cost	$3,738,979	$210,300	$1,508,873	$1,105,012	$3,048,015	$1,489,104
Repurchase agreements, at cost	70,902	2,103	3,418	3,383	119,774	4,980
Securities on loan, at value	75,681	17,701	68,035	77,941	39,621	—
Foreign currency held, at cost	—	—	7,211	—	—	—
Proceeds from securities sold short	—	—	—	—	—	279,023

(1)	Includes margin deposits segregated for futures contracts in the Equity Index Portfolio of $8,050.

(2)	Applicable to portfolios electing to be treated as a partnership for Federal income tax purposes (see Note 14 to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2009 (Unaudited)
(In thousands, except per share amounts)

	Main Street	Mid-Cap	Mid-Cap	Mid-Cap	Small-Cap	Small-Cap
	Core	Equity	Growth	Value	Equity	Growth
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS
Investments, at value	$1,141,907	$1,634,304	$1,096,771	$849,681	$599,598	$555,624
Repurchase agreements, at value	41,882	52,809	43,407	27,348	25,382	21,067
Cash	—	—	1	2,628	—	—
Receivables:
Dividends and interest	1,197	1,831	352	1,134	810	140
Fund shares sold	83	297	9	1,905	312	253
Securities sold	229,611	6,918	925	11,813	13,433	19,453

Total Assets	1,414,680	1,696,159	1,141,465	894,509	639,535	596,537

LIABILITIES
Payable upon return of securities loaned	53,373	110,441	176,795	—	48,473	75,615
Payables:
Fund shares redeemed	612	2,814	652	8	—	517
Securities purchased	217,975	2,377	1,315	18,153	2,153	11,246
Due to custodian	469	—	—	—	41	536
Accrued advisory fees	430	847	562	505	368	249
Accrued service fees	31	43	27	24	16	14
Accrued support service expenses	58	96	36	21	27	24
Accrued custodian, and portfolio accounting and tax fees	18	25	3	16	5	7
Accrued deferred trustee compensation and retirement benefits	39	32	8	4	1	8
Accrued other	96	158	65	63	41	37

Total Liabilities	273,101	116,833	179,463	18,794	51,125	88,253

NET ASSETS	$1,141,579	$1,579,326	$962,002	$875,715	$588,410	$508,284

NET ASSETS CONSIST OF:
Paid-in capital (1)	$2,155,570	$3,866,761	$1,237,049	$833,274	$793,536	$853,506
Undistributed/accumulated earnings (deficit) (1)	(1,013,991)	(2,287,435)	(275,047)	42,441	(205,126)	(345,222)

NET ASSETS	$1,141,579	$1,579,326	$962,002	$875,715	$588,410	$508,284

Shares outstanding, $.001 par value (unlimited shares authorized)	80,375	164,516	163,486	85,230	60,547	66,261

Net Asset Value Per Share	$14.20	$9.60	$5.88	$10.27	$9.72	$7.67

Investments, at cost	$1,236,134	$1,654,910	$1,304,716	$829,144	$619,433	$557,628
Repurchase agreements, at cost	41,882	52,809	43,407	27,348	25,382	21,067
Securities on loan, at value	51,944	107,488	171,930	—	47,354	73,271

(1)	Applicable to portfolios electing to be treated as a partnership for Federal income tax purposes (see Note 14 to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2009 (Unaudited)
(In thousands, except per share amounts)

	Small-Cap	Small-Cap	Emerging	International	International	International
	Index	Value	Markets	Large-Cap	Small-Cap	Value
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS
Investments, at value	$443,066	$596,244	$1,336,545	$2,197,148	$756,138	$1,869,793
Repurchase agreements, at value	7,444	26,854	76,001	1,570	21,510	38,089
Cash (1)	—	—	415	—	7	1,264
Foreign currency held, at value	—	—	2,958	770	2,084	4,214
Receivables:
Dividends and interest	463	888	2,592	4,825	2,547	14,317
Fund shares sold	45	68	14	17	1	24
Securities sold	56,979	1,356	20,018	13,103	8,477	8,345
Forward foreign currency contracts appreciation	—	—	—	—	—	2,422
Other assets	—	—	—	43	12	—

Total Assets	507,997	625,410	1,438,543	2,217,476	790,776	1,938,468

LIABILITIES
Payable upon return of securities loaned	50,826	55,569	44,846	72,830	19,226	86,071
Payables:
Fund shares redeemed	186	85	2,100	1,373	197	2,467
Securities purchased	53,435	4,256	10,645	3,207	13,805	5,477
Due to custodian	1	10	—	32	—	—
Variation margin	7	—	—	—	—	106
Accrued advisory fees	101	354	922	1,353	533	990
Accrued service fees	11	15	38	59	21	50
Accrued support service expenses	18	23	56	95	31	91
Accrued custodian, and portfolio accounting and tax fees	4	5	70	40	14	40
Accrued deferred trustee compensation and retirement benefits	31	10	14	39	2	41
Accrued foreign capital gains tax	—	—	1,953	—	—	—
Accrued other	35	37	89	157	40	149
Forward foreign currency contracts depreciation	—	—	—	—	—	14,355
Other liabilities	—	—	36	—	—	—

Total Liabilities	104,655	60,364	60,769	79,185	33,869	109,837

NET ASSETS	$403,342	$565,046	$1,377,774	$2,138,291	$756,907	$1,828,631

NET ASSETS CONSIST OF:
Paid-in capital (2), (3)	$853,055	$802,097	$1,609,140	$2,874,417	$1,189,158	$3,430,452
Accumulated deficit (2)	(449,713)	(237,051)
Undistributed net investment income (3)			8,595	31,411	9,420	50,768
Accumulated net realized loss (3)			(248,211)	(205,608)	(422,155)	(1,086,928)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies (3)			8,250	(561,929)	(19,516)	(565,661)

NET ASSETS	$403,342	$565,046	$1,377,774	$2,138,291	$756,907	$1,828,631

Shares outstanding, $.001 par value (unlimited shares authorized)	53,616	61,654	134,557	443,391	131,656	196,233

Net Asset Value Per Share	$7.52	$9.16	$10.24	$4.82	$5.75	$9.32

Investments, at cost	$655,379	$641,074	$1,326,073	$2,759,358	$775,703	$2,423,718
Repurchase agreements, at cost	7,444	26,854	76,001	1,570	21,510	38,089
Securities on loan, at value	48,948	53,996	43,606	70,187	16,090	81,367
Foreign currency held, at cost	—	—	3,257	770	2,089	5,371

(1)	Includes margin deposits segregated for futures contracts in the International Value Portfolio of $201.

(2)	Applicable to portfolios electing to be treated as a partnership for Federal income tax purposes (see Note 14 to Financial Statements).

(3)	Applicable to portfolios electing to be treated as a regulated investment company for Federal income tax purposes (see Note 14 to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2009 (Unaudited)
(In thousands, except per share amounts)

				American Funds
	Health	Real		Asset	Multi-
	Sciences	Estate	Technology	Allocation	Strategy
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS
Investments, at value	$99,203	$531,257	$63,780	$68,823	$174,002
Repurchase agreements, at value	2,989	13,859	246	—	40,976
Cash (1)	282	—	1	10	523
Foreign currency held, at value	—	—	12	—	—
Receivables:
Dividends and interest	17	2,318	3	—	628
Fund shares sold	7	55	62	745	22
Securities sold	181	111	5	—	7,709
Due from Adviser	—	—	—	5	6
Other	—	—	—	—	1
Swap appreciation	—	—	—	—	305

Total Assets	102,679	547,600	64,109	69,583	224,172

LIABILITIES
Payable upon return of securities loaned	20,094	94,837	6,954	—	3,246
Payables:
Fund shares redeemed	37	260	—	—	118
Securities purchased	419	109	—	745	30,901
Variation margin	—	—	—	—	3
Accrued advisory fees	59	319	43	21	70
Accrued service fees	2	12	2	2	5
Accrued support service expenses	4	20	2	1	9
Accrued custodian, and portfolio accounting and tax fees	2	4	1	—	25
Accrued deferred trustee compensation and retirement benefits	3	15	3	—	17
Accrued other	5	38	4	14	15
Swap depreciation	—	—	—	—	52

Total Liabilities	20,625	95,614	7,009	783	34,461

NET ASSETS	$82,054	$451,986	$57,100	$68,800	$189,711

NET ASSETS CONSIST OF:
Paid-in capital (2)	$112,721	$1,205,288	$103,770	$66,143	$376,790
Undistributed/accumulated earnings (deficit) (2)	(30,667)	(753,302)	(46,670)	2,657	(187,079)

NET ASSETS	$82,054	$451,986	$57,100	$68,800	$189,711

Shares outstanding, $.001 par value (unlimited shares authorized)	10,147	56,488	15,853	6,208	20,139

Net Asset Value Per Share	$8.09	$8.00	$3.60	$11.08	$9.42

Investments, at cost	$95,329	$729,360	$58,265	$65,744	$188,643
Repurchase agreements, at cost	2,989	13,859	246	—	40,976
Securities on loan, at value	19,584	92,350	6,795	—	3,162
Foreign currency held, at cost	—	—	12	—	—

(1)	Includes margin deposits segregated for futures contracts in the Multi-Strategy Portfolio of $512.

(2)	Applicable to portfolios electing to be treated as a partnership for Federal income tax purposes (see Note 14 to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2009 (Unaudited)
(In thousands)

	Diversified	Floating	High Yield	Inflation	Managed	Money
	Bond	Rate Loan	Bond	Managed	Bond	Market
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$4	$—	$488	$211	$4,039	$—
Interest, net of foreign taxes withheld	41,814	19,529	37,665	63,315	129,805	5,729
Securities lending	1,375	—	264	—	1,119	—
Other (1)	1	—	—	—	—	295

Total Investment Income	43,194	19,529	38,417	63,526	134,963	6,024

EXPENSES
Advisory fees	3,650	2,788	1,524	7,878	8,641	981
Service fees	1,825	744	762	3,941	4,339	1,590
Support services expenses	71	31	33	156	173	63
Custodian fees and expenses	—	3	4	31	59	4
Portfolio accounting and tax fees	78	118	35	211	296	59
Printing expenses	30	13	15	64	71	25
Postage and mailing expenses	19	9	9	41	46	16
Legal and audit fees	75	34	32	160	174	72
Trustees’ compensation and expenses	21	9	10	45	51	20
Interest expense and commitment fees	14	2	2	213	50	2
Other	12	5	5	25	29	11

Total Expenses	5,795	3,756	2,431	12,765	13,929	2,843
Custodian Credits	(1)	—	—	(13)	(26)	—

Net Expenses	5,794	3,756	2,431	12,752	13,903	2,843

NET INVESTMENT INCOME	37,400	15,773	35,986	50,774	121,060	3,181

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment security and forward transactions	10,506	(83,346)	(54,822)	287,565	95,258	(9)
Closed short positions	(787)	—	—	3,275	146	—
Futures contracts and swap transactions	(15,060)	—	(1,670)	(22,356)	(132,914)	—
Written option transactions	(1,210)	—	—	(4,929)	(30,209)	—
Foreign currency transactions	(95)	(129)	—	(6,525)	(42,210)	—

Net Realized Gain (Loss)	(6,646)	(83,475)	(56,492)	257,030	(109,929)	(9)

Change in net unrealized appreciation (depreciation) on:
Investment securities and forwards	62,930	164,196	147,079	4,241	183,759	—
Unfunded loan commitments	—	71	5	—	—	—
Short positions	385	—	—	(269)	(466)	—
Futures contracts and swaps	16,904	—	—	57,494	218,819	—
Written options	1,138	—	—	10,660	42,910	—
Foreign currencies	65	(133)	—	15,193	(4,130)	—

Change in Net Unrealized Appreciation (Depreciation)	81,422	164,134	147,084	87,319	440,892	—

NET GAIN (LOSS)	74,776	80,659	90,592	344,349	330,963	(9)

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$112,176	$96,432	$126,578	$395,123	$452,023	$3,172

Foreign taxes withheld on dividends and interest	$—	$28	$—	$—	$—	$—

(1)	Other income for the Money Market Portfolio represents amounts recovered from the settlement of litigation.
See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2009 (Unaudited)
(In thousands)

	Short Duration	American Funds	American Funds		Diversified
	Bond	Growth	Growth-Income	Comstock	Research	Equity
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$—	$—	$—	$20,437	$7,889	$1,281
Dividends from mutual fund investments	—	1,972	5,262	—	—	—
Interest, net of foreign taxes withheld	28,407	—	—	26	6	2
Securities lending	694	—	—	178	273	81
Other	25	—	—	1	—	—

Total Investment Income	29,126	1,972	5,262	$20,642	8,168	1,364

EXPENSES
Advisory fees	2,948	3,800	4,223	5,092	1,866	271
Service fees	1,474	1,017	1,132	1,448	560	121
Support services expenses	55	36	47	62	19	5
Custodian fees and expenses	15	3	—	4	2	1
Portfolio accounting and tax fees	66	20	19	39	18	5
Printing expenses	22	14	20	27	7	2
Postage and mailing expenses	14	9	12	17	4	1
Legal and audit fees	57	38	46	59	20	5
Trustees’ compensation and expenses	16	10	14	18	6	1
Interest expense and commitment fees	13	2	4	3	1	—
Other	9	6	8	10	3	1

Total Expenses	4,689	4,955	5,525	6,779	2,506	413
Custodian Credits	(19)	—	—	—	—	—
Advisory Fee Waiver (1)	—	(1,730)	(1,924)	—	—	—

Net Expenses	4,670	3,225	3,601	6,779	2,506	413

NET INVESTMENT INCOME (LOSS)	24,456	(1,253)	1,661	13,863	5,662	951

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment security and forward transactions	(98,908)	(371,006)	(20,031)	(179,291)	(173,012)	(33,197)
Closed short positions	(351)	—	—	—	—	—
Futures contracts and swap transactions	12,939	—	—	2,313	—	—

Net Realized Loss	(86,320)	(371,006)	(20,031)	(176,978)	(173,012)	(33,197)

Change in net unrealized appreciation (depreciation) on:
Investment securities and forwards	124,993	493,713	105,003	224,884	190,415	45,215
Futures contracts and swaps	(3,840)	—	—	—	—	—

Change in Net Unrealized Appreciation	121,153	493,713	105,003	224,884	190,415	45,215

NET GAIN	34,833	122,707	84,972	47,906	17,403	12,018

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$59,289	$121,454	$86,633	$61,769	$23,065	$12,969

Foreign taxes withheld on dividends and interest	$—	$—	$—	$386	$52	$3

(1)	Pacific Life Fund Advisors LLC waived 0.34% of its advisory fees for the American Funds Growth and American Funds Growth-Income Portfolios (See Note 3 to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2009 (Unaudited)
(In thousands)

	Equity	Focused	Growth	Large-Cap	Large-Cap	Long/Short
	Index	30	LT	Growth	Value	Large-Cap
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$27,440	$946	$9,915	$4,239	$36,307	$11,276
Interest, net of foreign taxes withheld	25	6	14	7	122	31
Securities lending	347	135	594	190	482	2

Total Investment Income	27,812	1,087	10,523	4,436	36,911	11,309

EXPENSES
Advisory fees	517	1,034	3,397	2,455	6,418	4,223
Service fees	2,067	286	1,235	686	2,155	844
Support services expenses	100	9	51	33	97	40
Custodian fees and expenses	3	3	14	4	7	—
Portfolio accounting and tax fees	47	10	36	16	57	20
Printing expenses	46	3	22	15	42	18
Postage and mailing expenses	30	2	14	10	27	12
Legal and audit fees	92	10	50	35	91	74
Trustees’ compensation and expenses	30	2	15	10	29	13
Interest expense and commitment fees	3	—	2	1	9	186
Dividend expenses	—	—	—	—	—	878
Other	18	1	8	6	15	7

Total Expenses	2,953	1,360	4,844	3,271	8,947	6,315
Custodian Credits	—	—	(4)	—	—	—
Advisory Fee Waiver (1)	—	—	—	—	—	(895)

Net Expenses	2,953	1,360	4,840	3,271	8,947	5,420

NET INVESTMENT INCOME (LOSS)	24,859	(273)	5,683	1,165	27,964	5,889

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment security and forward transactions	(17,742)	(111,001)	(265,483)	(51,525)	(189,483)	(143,983)
Closed Short positions	—	—	—	—	—	(5,488)
Futures contracts and swap transactions	5,039	1,036	29	8,792	8,822	7,982
Written option transactions	—	—	289	—	—	—
Foreign currency transactions	—	169	(4,730)	—	122	—

Net Realized Loss	(12,703)	(109,796)	(269,895)	(42,733)	(180,539)	(141,489)

Change in net unrealized appreciation (depreciation) on:
Investment securities and forwards	111,681	170,247	386,805	120,728	239,336	211,724
Short positions	—	—	—	—	—	(13,166)
Futures contracts and swaps	(2,491)	—	—	—	—	(671)
Written options	—	—	1,314	—	—	—
Foreign currencies	—	23	2,882	—	18	—

Change in Net Unrealized Appreciation	109,190	170,270	391,001	120,728	239,354	197,887

NET GAIN	96,487	60,474	121,106	77,995	58,815	56,398

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$121,346	$60,201	$126,789	$79,160	$86,779	$62,287

Foreign taxes withheld on dividends and interest	$5	$20	$584	$112	$1,578	$—

(1)	Pacific Life Fund Advisors LLC waived a portion of its advisory fees for the Long/Short Large-Cap Portfolio (See Note 3 to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2009 (Unaudited)
(In thousands)

	Main Street	Mid-Cap	Mid-Cap	Mid-Cap	Small-Cap	Small-Cap
	Core	Equity	Growth	Value	Equity	Growth
	Portfolio	Portfolio	Portfolio	Portfolio(1)	Portfolio	Portfolio

INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$13,876	$21,198	$2,880	$3,163	$4,216	$1,266
Interest, net of foreign taxes withheld	8	28	14	13	9	10
Securities lending	418	577	1,257	—	322	590
Other	—	—	5	—	—	—

Total Investment Income	$14,302	21,803	4,156	3,176	4,547	1,866

EXPENSES
Advisory fees	2,848	7,211	2,437	969	2,117	1,565
Service fees	1,266	2,219	696	277	564	522
Support services expenses	48	75	30	21	22	19
Custodian fees and expenses	18	5	1	2	—	3
Portfolio accounting and tax fees	38	70	28	14	18	—
Printing expenses	19	29	15	11	9	8
Postage and mailing expenses	12	17	9	8	6	5
Legal and audit fees	48	81	29	16	24	20
Trustees’ compensation and expenses	14	22	10	7	7	6
Interest expense and commitment fees	1	5	18	—	2	1
Offering expenses	—	—	—	26	—	—
Recoupment of adviser reimbursement	—	—	—	16	—	—
Other	8	12	5	4	3	3

Total Expenses	4,320	9,746	3,278	1,371	2,772	2,152
Adviser Reimbursement	—	—	—	(16)	—	—

Net Expenses	4,320	9,746	3,278	1,355	2,772	2,152

NET INVESTMENT INCOME (LOSS)	9,982	12,057	878	1,821	1,775	(286)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment security and forward transactions	(425,543)	(740,060)	(20,144)	3,397	(50,843)	(119,966)
Futures contracts and swap transactions	—	10,554	3,316	16,686	—	2,985
Foreign currency transactions	—	—	(325)	—	—	—

Net Realized Gain (Loss)	(425,543)	(729,506)	(17,153)	20,083	(50,843)	(116,981)

Change in net unrealized appreciation (depreciation) on:
Investment securities and forwards	508,454	919,596	171,509	20,537	76,093	214,274

Change in Net Unrealized Appreciation	508,454	919,596	171,509	20,537	76,093	214,274

NET GAIN	82,911	190,090	154,356	40,620	25,250	97,293

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$92,893	$202,147	$155,234	$42,441	$27,025	$97,007

Foreign taxes withheld on dividends and interest	$7	$—	$107	$—	$—	$—

(1)	Operations commenced on January 2, 2009.
See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2009 (Unaudited)
(In thousands)

	Small-Cap	Small-Cap	Emerging	International	International	International
	Index	Value	Markets	Large-Cap	Small-Cap	Value
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$3,078	$7,867	$14,343	$39,750	$12,252	$52,276
Interest, net of foreign taxes withheld	3	6	18	30	7	12
Securities lending	365	223	197	1,067	439	1,831
Other (1)	—	—	6	357	—	3,639

Total Investment Income	3,446	8,096	14,564	41,204	12,698	57,758

EXPENSES
Advisory fees	561	1,646	4,460	7,358	2,562	6,277
Service fees	374	439	1,115	1,925	603	1,931
Support services expenses	14	19	48	79	26	73
Custodian fees and expenses	9	3	141	58	15	61
Portfolio accounting and tax fees	10	12	50	75	26	81
Printing expenses	6	9	22	34	12	31
Postage and mailing expenses	4	5	14	22	7	19
Legal and audit fees	15	18	45	78	25	75
Trustees’ compensation and expenses	5	6	15	24	8	22
Interest expense and commitment fees	1	1	16	2	7	21
Other	3	3	7	12	4	11

Total Expenses	1,002	2,161	5,933	9,667	3,295	8,602
Custodian Credits	—	(1)	(6)	(1)	—	(9)

Net Expenses	1,002	2,160	5,927	9,666	3,295	8,593

NET INVESTMENT INCOME	2,444	5,936	8,637	31,538	9,403	49,165

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment security and forward transactions (2)	(56,868)	(68,207)	(145,417)	(91,012)	(160,543)	(689,855)
Futures contracts and swap transactions	837	2,539	—	—	2,195	13,511
Foreign currency transactions	—	—	(455)	977	(530)	(2,114)

Net Realized Loss	(56,031)	(65,668)	(145,872)	(90,035)	(158,878)	(678,458)

Change in net unrealized appreciation (depreciation) on:
Investment securities and forwards (3)	63,824	70,645	520,469	149,746	201,744	745,824
Futures contracts and swaps	(226)	—	—	—	—	(65)
Foreign currencies	(3)	—	(215)	346	56	(9,540)

Change in Net Unrealized Appreciation	63,595	70,645	520,254	150,092	201,800	736,219

NET GAIN	7,564	4,977	374,382	60,057	42,922	57,761

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$10,008	$10,913	$383,019	$91,595	$52,325	$106,926

Foreign taxes withheld on dividends and interest	$1	$33	$1,106	$5,334	$1,444	$5,203

(1)	Other income for these portfolios represents amounts recovered from the settlement of litigation.

(2)	Realized gain on investment security transactions for the Emerging Markets Portfolio is net of foreign capital gains tax withheld of $1.

(3)	Change in net unrealized appreciation (depreciation) on securities for the Emerging Markets Portfolio are net of increase in deferred foreign capital gains tax of $1,953.
See Notes to Financial Statements

\

PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2009 (Unaudited)
(In thousands)

				American Funds
	Health	Real		Asset	Multi-
	Sciences	Estate	Technology	Allocation	Strategy
	Portfolio	Portfolio	Portfolio	Portfolio(1)	Portfolio

INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$236	$10,811	$132	$—	$1,050
Dividends from mutual fund investments	—	—	—	334	—
Interest, net of foreign taxes withheld	2	5	1	—	2,351
Securities lending	62	297	24	—	25
Other	—	—	—	—	6

Total Investment Income	300	11,113	157	334	3,432

EXPENSES
Advisory fees	349	1,675	219	93	408
Service fees	78	399	49	25	181
Support services expenses	3	17	2	1	7
Custodian fees and expenses	2	2	1	—	6
Portfolio accounting and tax fees	4	10	1	3	71
Printing expenses	1	7	1	1	3
Postage and mailing expenses	1	5	1	1	2
Legal and audit fees	3	17	2	1	7
Trustees’ compensation and expenses	1	5	1	—	2
Interest expense and commitment fees	—	—	—	—	4
Offering expenses	—	—	—	10	—
Other	—	3	—	—	1

Total Expenses	442	2,140	277	135	692
Advisory Fee Waiver (2)	—	—	—	(42)	—
Adviser Reimbursement	—	—	—	(5)	(6)

Net Expenses	442	2,140	277	88	686

NET INVESTMENT INCOME (LOSS)	(142)	8,973	(120)	246	2,746

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment security and forward transactions	(8,434)	(86,912)	(7,287)	(667)	(31,250)
Closed short positions	—	—	—	—	17
Futures contracts and swap transactions	—	—	—	—	(5,621)
Written option transactions	—	—	—	—	70
Foreign currency transactions	3	—	1	—	16

Net Realized Loss	(8,431)	(86,912)	(7,286)	(667)	(36,768)

Change in net unrealized appreciation (depreciation) on:
Investment securities and forwards	14,918	44,439	16,578	3,078	48,117
Futures contracts and swaps	—	—	—	—	405
Foreign currencies	—	—	(6)	—	—

Change in Net Unrealized Appreciation	14,918	44,439	16,572	3,078	48,522

NET GAIN (LOSS)	6,487	(42,473)	9,286	2,411	11,754

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$6,345	($33,500)	$9,166	$2,657	$14,500

Foreign taxes withheld on dividends and interest	$21	$90	$4	$—	$29

(1)	Operations commenced on February 2, 2009.

(2)	Pacific Life Fund Advisors LLC waived 0.34% of its advisory fees for the American Funds Asset Allocation Portfolio (See Note 3 to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS
(In thousands)

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2009(1)	2008	2009(1)	2008	2009(1)	2008

	Diversified Bond Portfolio		Floating Rate Loan Portfolio		High Yield Bond Portfolio
OPERATIONS
Net investment income	$37,400	$89,733	$15,773	$58,350	$35,986	$62,649
Net realized loss	(6,646)	(132,591)	(83,475)	(70,098)	(56,492)	(71,296)
Change in net unrealized appreciation (depreciation)	81,422	(126,049)	164,134	(248,250)	147,084	(170,298)

Net Increase (decrease) in Net Assets Resulting from Operations	112,176	(168,907)	96,432	(259,998)	126,578	(178,945)

DISTRIBUTIONS TO SHAREHOLDERS
Net Decrease from Dividends and Distributions to Shareholders	(4,314)	(77,968)	(17,806)	(56,938)	(29,556)	(63,741)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	52,055	232,579	108,034	176,547	242,595	151,740
Dividend and distribution reinvestments	4,314	77,968	17,806	56,938	29,556	63,741
Cost of shares repurchased	(162,430)	(225,722)	(16,085)	(31,951)	(61,518)	(113,115)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(106,061)	84,825	109,755	201,534	210,633	102,366

NET INCREASE (DECREASE) IN NET ASSETS	1,801	(162,050)	188,381	(115,402)	307,655	(140,320)

NET ASSETS
Beginning of Year or Period	1,859,147	2,021,197	657,136	772,538	651,950	792,270

End of Year or Period	$1,860,948	$1,859,147	$845,517	$657,136	$959,605	$651,950

Undistributed/Accumulated Net Investment Income (Loss)	$37,312	$4,226	($1,167)	$866	$6,603	$173

	Inflation Managed Portfolio		Managed Bond Portfolio		Money Market Portfolio
OPERATIONS
Net investment income	$50,774	$182,246	$121,060	$257,876	$3,181	$29,354
Net realized gain (loss)	257,030	(334,829)	(109,929)	374,865	(9)	(1)
Change in net unrealized appreciation (depreciation)	87,319	(285,111)	440,892	(723,829)	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	$395,123	(437,694)	452,023	(91,088)	3,172	29,353

DISTRIBUTIONS TO SHAREHOLDERS
Net Decrease from Dividends and Distributions to Shareholders	(228,863)	(153,448)	(453,533)	(256,361)	(2,960)	(29,154)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	58,721	265,692	59,439	328,321	356,598	1,572,590
Dividend and distribution reinvestments	228,863	153,448	453,533	256,361	2,960	29,154
Cost of shares repurchased	(509,708)	(596,842)	(427,094)	(647,034)	(554,946)	(990,521)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(222,124)	(177,702)	85,878	(62,352)	(195,388)	611,223

NET INCREASE (DECREASE) IN NET ASSETS	(55,864)	(768,844)	84,368	(409,801)	(195,176)	611,422

NET ASSETS
Beginning of Year or Period	3,983,585	4,752,429	4,409,227	4,819,028	1,658,923	1,047,501

End of Year or Period	$3,927,721	$3,983,585	$4,493,595	$4,409,227	$1,463,747	$1,658,923

Undistributed Net Investment Income	$44,632	$62,176	$125,655	$156,509	$698	$477

(1)	Unaudited.
See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2009(1)	2008	2009(1)	2008	2009(1)	2008

			American Funds		American Funds
	Short Duration Bond Portfolio		Growth Portfolio		Growth-Income Portfolio
OPERATIONS
Net investment income (loss)	$24,456	$62,465	($1,253)	$9,507	$1,661	$21,657
Net realized gain (loss)	(86,320)	7,628	(371,006)	188,436	(20,031)	129,635
Change in net unrealized appreciation (depreciation)	121,153	(157,604)	493,713	(1,076,296)	105,003	(867,316)

Net Increase (Decrease) in Net Assets Resulting from Operations	59,289	(87,511)	121,454	(878,353)	86,633	(716,024)

DISTRIBUTIONS TO SHAREHOLDERS
Net Decrease from Dividends and Distributions to Shareholders	(21,933)	(62,990)	(197,466)	(269,310)	(133,699)	(90,353)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	61,557	255,019	40,676	605,134	54,875	143,031
Dividend and distribution reinvestments	21,933	62,990	197,466	269,310	133,699	90,353
Cost of shares repurchased	(374,658)	(156,621)	(580,940)	(99,031)	(38,018)	(340,437)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(291,168)	161,388	(342,798)	775,413	150,556	(107,053)

NET INCREASE (DECREASE) IN NET ASSETS	(253,812)	10,887	(418,810)	(372,250)	103,490	(913,430)

NET ASSETS
Beginning of Year or Period	1,572,389	1,561,502	1,186,214	1,558,464	1,158,811	2,072,241

End of Year or Period	$1,318,577	$1,572,389	$767,404	$1,186,214	$1,262,301	$1,158,811

Undistributed Net Investment Income	$2,913	$390	N/A	N/A	N/A	N/A

	Comstock Portfolio		Diversified Research Portfolio		Equity Portfolio
OPERATIONS
Net investment income	$13,863	$42,290	$5,662	$10,944	$951	$981
Net realized loss	(176,978)	(382,302)	(173,012)	(126,941)	(33,197)	(22,297)
Change in net unrealized appreciation (depreciation)	224,884	(517,133)	190,415	(326,804)	45,215	(74,323)

Net Increase (Decrease) in Net Assets Resulting from Operations	61,769	(857,145)	23,065	(442,801)	12,969	(95,639)

DISTRIBUTIONS TO SHAREHOLDERS
Net Decrease from Dividends and Distributions to Shareholders	(65)	(145,974)	(91)	(172,047)	(100)	(29,108)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	217,281	207,389	14,482	88,674	5,276	11,543
Dividend and distribution reinvestments	65	145,974	91	172,047	100	29,108
Cost of shares repurchased	(17,677)	(501,781)	(306,567)	(484,430)	(13,181)	(51,710)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	199,669	(148,418)	(291,994)	(223,709)	(7,805)	(11,059)

NET INCREASE (DECREASE) IN NET ASSETS	261,373	(1,151,537)	(269,020)	(838,557)	5,064	(135,806)

NET ASSETS
Beginning of Year or Period	1,479,533	2,631,070	680,143	1,518,700	125,867	261,673

End of Year or Period	$1,740,906	$1,479,533	$411,123	$680,143	$130,931	$125,867

Undistributed/Accumulated Net Investment Income (Loss)	N/A	N/A	N/A	N/A	N/A	N/A

(1)	Unaudited.

N/A Not applicable (see Net Assets Consist of in Statements of Assets and Liabilities).
See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year/Period Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2009(1)	2008	2009(1)	2008	2009(1)	2008

	Equity Index Portfolio		Focused 30 Portfolio		Growth LT Portfolio
OPERATIONS
Net investment income (loss)	$24,859	$45,933	($273)	($245)	$5,683	$11,403
Net realized loss	(12,703)	(62,524)	(109,796)	(54,636)	(269,895)	(77,390)
Change in net unrealized appreciation (depreciation)	109,190	(1,012,577)	170,270	(300,658)	391,001	(798,922)

Net Increase (Decrease) in Net Assets Resulting from Operations	121,346	(1,029,168)	60,201	(355,539)	126,789	(864,909)

DISTRIBUTIONS TO SHAREHOLDERS
Net Decrease from Dividends and Distributions to Shareholders	(123)	(156,823)	—	(42,818)	(14,793)	(263,598)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	1,359,420	912,258	27,063	482,212	46,626	347,128
Dividend and distribution reinvestments	123	156,823	—	42,818	14,793	263,598
Cost of shares repurchased	(60,954)	(267,616)	(284,095)	(145,397)	(52,774)	(191,153)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	1,298,589	801,465	(257,032)	379,633	8,645	419,573

NET INCREASE (DECREASE) IN NET ASSETS	1,419,812	(384,526)	(196,831)	(18,724)	120,641	(708,934)

NET ASSETS
Beginning of Year or Period	1,738,885	2,123,411	355,475	374,199	1,247,198	1,956,132

End of Year or Period	$3,158,697	$1,738,885	$158,644	$355,475	$1,367,839	$1,247,198

Undistributed/Accumulated Net Investment Income (Loss)	N/A	N/A	N/A	N/A	N/A	N/A

	Large-Cap Growth Portfolio		Large-Cap Value Portfolio		Long/Short Large-Cap Portfolio(2)
OPERATIONS
Net investment income (loss)	$1,165	($1,154)	$27,964	$47,563	$5,889	$5,594
Net realized loss	(42,733)	(260,284)	(180,539)	(232,612)	(141,489)	(203,781)
Change in net unrealized appreciation (depreciation)	120,728	(263,518)	239,354	(912,331)	197,887	(185,462)

Net Increase (Decrease) in Net Assets Resulting from Operations	79,160	(524,956)	86,779	(1,097,380)	62,287	(383,649)

DISTRIBUTIONS TO SHAREHOLDERS
Net Decrease from Dividends and Distributions to Shareholders	—	(187,644)	(60)	(159,932)	(4)	(5,590)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	468,605	106,780	674,434	214,392	455,656	1,139,612
Dividend and distribution reinvestments	—	187,644	60	159,932	4	5,590
Cost of shares repurchased	(15,916)	(76,812)	(35,995)	(108,765)	(8,494)	(28,606)

Net Increase in Net Assets from Capital Share Transactions	452,689	217,612	638,499	265,559	447,166	1,116,596

NET INCREASE (DECREASE) IN NET ASSETS	531,849	(494,988)	725,218	(991,753)	509,449	727,357

NET ASSETS
Beginning of Year or Period	532,148	1,027,136	2,065,312	3,057,065	727,357	—

End of Year or Period	$1,063,997	$532,148	$2,790,530	$2,065,312	$1,236,806	$727,357

Undistributed/Accumulated Net Investment Income (Loss)	N/A	N/A	N/A	N/A	N/A	N/A

(1)	Unaudited.

(2)	Operations commenced on May 1, 2008.

N/A Not applicable (see Net Assets Consist of in Statements of Assets and Liabilities).
See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2009(1)	2008	2009(1)	2008	2009(1)	2008

	Main Street Core Portfolio		Mid-Cap Equity Portfolio(2)		Mid-Cap Growth Portfolio
OPERATIONS
Net investment income	$9,982	$27,734	$12,057	$60,409	$878	$1,596
Net realized loss	(425,543)	(277,478)	(729,506)	(1,167,318)	(17,153)	(17,942)
Change in net unrealized appreciation (depreciation)	508,454	(643,726)	919,596	(573,791)	171,509	(531,556)

Net Increase (Decrease) in Net Assets Resulting from Operations	92,893	(893,470)	$202,147	(1,680,700)	155,234	(547,902)

DISTRIBUTIONS TO SHAREHOLDERS
Net Decrease from Dividends and Distributions to Shareholders	(94)	(271,713)	(57)	(656,466)	(93)	(129,765)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	25,750	171,919	52,260	340,324	239,643	124,696
Dividend and distribution reinvestments	94	271,713	57	656,466	93	129,765
Cost of shares repurchased	(408,205)	(400,182)	(1,382,256)	(345,057)	(23,646)	(440,169)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(382,361)	43,450	(1,329,939)	651,733	216,090	(185,708)

NET INCREASE (DECREASE) IN NET ASSETS	(289,562)	(1,121,733)	(1,127,849)	(1,685,433)	371,231	(863,375)

NET ASSETS
Beginning of Year or Period	1,431,141	2,552,874	2,707,175	4,392,608	590,771	1,454,146

End of Year or Period	$1,141,579	$1,431,141	$1,579,326	$2,707,175	$962,002	$590,771

Undistributed/Accumulated Net Investment Income (Loss)	N/A	N/A	N/A	N/A	N/A	N/A

	Mid-Cap Value Portfolio(3)		Small-Cap Equity Portfolio		Small-Cap Growth Portfolio
OPERATIONS
Net investment income (loss)	$1,821		$1,775	$3,930	($286)	($1,321)
Net realized gain (loss)	20,083		(50,843)	(126,773)	(116,981)	(171,535)
Change in net unrealized appreciation (depreciation)	20,537		76,093	(95,862)	214,274	(279,298)

Net Increase (Decrease) in Net Assets Resulting from Operations	42,441		27,025	(218,705)	97,007	(452,154)

DISTRIBUTIONS TO SHAREHOLDERS
Net Decrease from Dividends and Distributions to Shareholders	—		(200)	(17,893)	—	(80,362)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	834,880		14,821	454,205	18,037	225,903
Dividend and distribution reinvestments	—		200	17,893	—	80,362
Cost of shares repurchased	(1,606)		(65,562)	(60,624)	(159,237)	(60,723)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	833,274		(50,541)	411,474	(141,200)	245,542

NET INCREASE (DECREASE) IN NET ASSETS	875,715		(23,716)	174,876	(44,193)	(286,974)

NET ASSETS
Beginning of Year or Period	—		612,126	437,250	552,477	839,451

End of Year or Period	$875,715		$588,410	$612,126	$508,284	$552,477

Undistributed/Accumulated Net Investment Income (Loss)	N/A		N/A	N/A	N/A	N/A

(1)	Unaudited.

(2)	Prior to May 1, 2008, Mid-Cap Equity Portfolio was named Mid-Cap Value Portfolio.

(3)	Operations commenced on January 2, 2009.

N/A Not applicable (see Net Assets Consist of in Statements of Assets and Liabilities).
See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2009(1)	2008	2009(1)	2008	2009(1)	2008

	Small-Cap Index Portfolio		Small-Cap Value Portfolio		Emerging Markets Portfolio
OPERATIONS
Net investment income	$2,444	$12,032	$5,936	$13,915	$8,637	$28,075
Net realized gain (loss)	(56,031)	17,186	(65,668)	(21,554)	(145,872)	117,308
Change in net unrealized appreciation (depreciation)	63,595	(310,336)	70,645	(169,958)	520,254	(1,052,983)

Net Increase (Decrease) in Net Assets Resulting from Operations	10,008	(281,118)	10,913	(177,597)	383,019	(907,600)

DISTRIBUTIONS TO SHAREHOLDERS
Net Decrease from Dividends and Distributions to Shareholders	(27,596)	(71,800)	(97)	(77,421)	(220,587)	(325,923)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	12,780	72,949	148,634	103,036	43,320	154,374
Dividend and distribution reinvestments	27,596	71,800	97	77,421	220,587	325,923
Cost of shares repurchased	(38,966)	(914,490)	(32,446)	(80,585)	(70,280)	(367,801)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	1,410	(769,741)	116,285	99,872	193,627	112,496

NET INCREASE (DECREASE) IN NET ASSETS	(16,178)	(1,122,659)	127,101	(155,146)	356,059	(1,121,027)

NET ASSETS
Beginning of Year or Period	419,520	1,542,179	437,945	593,091	1,021,715	2,142,742

End of Year or Period	$403,342	$419,520	$565,046	$437,945	$1,377,774	$1,021,715

Undistributed Net Investment Income	N/A	N/A	N/A	N/A	$8,595	$176

	International Large-Cap Portfolio		International Small-Cap Portfolio		International Value Portfolio
OPERATIONS
Net investment income	$31,538	$51,654	$9,403	$17,275	$49,165	$105,477
Net realized loss	(90,035)	(107,573)	(158,878)	(229,372)	(678,458)	(415,166)
Change in net unrealized appreciation (depreciation)	150,092	(1,072,716)	201,800	(288,463)	736,219	(1,600,733)

Net Increase (Decrease) in Net Assets Resulting from Operations	91,595	(1,128,635)	52,325	(500,560)	106,926	(1,910,422)

DISTRIBUTIONS TO SHAREHOLDERS
Net Decrease from Dividends and Distributions to Shareholders	(130)	(728,409)	(794)	(18,427)	(156)	(262,600)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	40,935	387,657	120,286	134,193	98,989	390,308
Dividend and distribution reinvestments	130	728,409	794	18,427	156	262,600
Cost of shares repurchased	(78,484)	(389,733)	(11,079)	(88,715)	(605,000)	(226,594)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(37,419)	726,333	110,001	63,905	(505,855)	426,314

NET INCREASE (DECREASE) IN NET ASSETS	54,046	(1,130,711)	161,532	(455,082)	(399,085)	(1,746,708)

NET ASSETS
Beginning of Year or Period	2,084,245	3,214,956	595,375	1,050,457	2,227,716	3,974,424

End of Year or Period	$2,138,291	$2,084,245	$756,907	$595,375	$1,828,631	$2,227,716

Undistributed Net Investment Income	$31,411	$3	$9,420	$811	$50,768	$1,759

(1)	Unaudited.

N/A Not applicable (see Net Assets Consist of in Statements of Assets and Liabilities).
See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2009(1)	2008	2009(1)	2008	2009(1)	2008

	Health Sciences Portfolio		Real Estate Portfolio		Technology Portfolio
OPERATIONS
Net investment income (loss)	($142)	$1,499	$8,973	$22,757	($120)	($256)
Net realized loss	(8,431)	(7,123)	(86,912)	(2,383)	(7,286)	(36,222)
Change in net unrealized appreciation (depreciation)	14,918	(33,959)	44,439	(301,418)	16,572	(20,554)

Net Increase (Decrease) in Net Assets Resulting from Operations	6,345	(39,583)	(33,500)	(281,044)	9,166	(57,032)

DISTRIBUTIONS TO SHAREHOLDERS
Net Decrease from Dividends and Distributions to Shareholders	(96)	(16,408)	(5,057)	(236,173)	—	(18,215)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	10,042	36,863	42,076	87,304	13,472	24,417
Dividend and distribution reinvestments	96	16,408	5,057	236,173	—	18,215
Cost of shares repurchased	(16,438)	(54,902)	(19,101)	(317,956)	(9,955)	(56,099)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(6,300)	(1,631)	28,032	5,521	3,517	(13,467)

NET INCREASE (DECREASE) IN NET ASSETS	(51)	(57,622)	(10,525)	(511,696)	12,683	(88,714)

NET ASSETS
Beginning of Year or Period	82,105	139,727	462,511	974,207	44,417	133,131

End of Year or Period	$82,054	$82,105	$451,986	$462,511	$57,100	$44,417

Undistributed/Accumulated Net Investment Income (Loss)	N/A	N/A	N/A	N/A	N/A	N/A

	American Funds
	Asset Allocation Portfolio(2)		Multi-Strategy Portfolio
OPERATIONS
Net investment income	$246		$2,746	$10,641
Net realized loss	(667)		(36,768)	(80,274)
Change in net unrealized appreciation (depreciation)	3,078		48,522	(105,466)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,657		14,500	(175,099)

DISTRIBUTIONS TO SHAREHOLDERS
Net Decrease from Dividends and Distributions to Shareholders	—		(10,739)	(25,200)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	74,637		3,165	6,124
Dividend and distribution reinvestments	—		10,739	25,200
Cost of shares repurchased	(8,494)		(23,374)	(85,472)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	66,143		(9,470)	(54,148)

NET INCREASE (DECREASE) IN NET ASSETS	68,800		(5,709)	(254,447)

NET ASSETS
Beginning of Year or Periods	—		195,420	449,867

End of Year or Periods	$68,800		$189,711	$195,420

Undistributed/Accumulated Net Investment Income (Loss)	N/A		N/A	N/A

(1) Unaudited.

(2) Operations commenced on February 2, 2009.

N/A Not applicable (see Net Assets Consist of in Statements of Assets and Liabilities).
See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF CASH FLOWS (1)
FOR THE PERIOD ENDED JUNE 30, 2009 (Unaudited)
(In thousands)

	Floating	Long/Short
	Rate Loan	Large-Cap
	Portfolio	Portfolio

CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets from operations	$96,432	$62,287
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Purchases of long-term securities	(343,408)	(1,617,381)
Proceeds from disposition of long-term securities	193,565	880,583
Purchases to cover securities sold short	—	(146,986)
Proceeds from securities sold short	—	420,521
Purchases of short-term securities, net	(8,508)	10,073
Due to prime broker	—	815
Increase (decrease) in dividends and interest receivable	7,475	(689)
Increase (decrease) in receivable for securities sold	5,562	(18,880)
Increase in payable for securities purchased	45,601	11,558
Increase in accrued advisory fees	105	484
Increase in accrued service fees	5	15
Increase in accrued support service fees	31	40
Decrease in accrued custodian, and portfolio accounting and tax fees	(63)	(14)
Increase in accrued dividends and interest payable (2)	—	301
Increase (decrease) in accrued other liabilities	(62)	40
Unrealized depreciation on investment securities	(164,196)	(198,557)
Unrealized appreciation on unfunded loan commitments	(71)	—
Net realized loss on investment securities	83,346	149,471
Decrease in variation margin on futures contracts	—	373
Net amortization on investments	(6,200)	16

Net cash used in operating activities	(90,386)	(445,930)

CASH FLOWS FROM FINANCING ACTIVITIES (3):
Proceeds from shares sold	108,036	455,031
Payments on shares redeemed	(16,117)	(8,499)

Net cash provided by financing activities	91,919	446,532

NET INCREASE IN CASH AND FOREIGN CURRENCY	1,533	602

CASH AND FOREIGN CURRENCY:
Beginning of Period	2,641	10

End of Period	$4,174	$612

(1)	Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amounts shown in the Statements of Cash Flows is the amount included within the Statement of Assets and Liabilities and includes cash and foreign currency on hand at its custodian bank and does not include any short-term investments. The Floating Rate Loan and Long/Short Large-Cap Portfolios have not met the exemption criteria under Statement of Financial Accounting Standards No. 102, Statement of Cash Flows — Exemption of Certain Enterprises and Classification of Cash Flows from Certain Securities Acquired for Resale, issued by the Financial Accounting Standards Board and therefore includes Statements of Cash Flows. All other portfolios have met the exemption criteria.

(2)	Interest paid by the Floating Rate Loan and Long/Short Large-Cap Portfolios was $1 and $89, respectively.

(3)	Reinvestment of dividends for the Floating Rate Loan and Long/Short Large-Cap Portfolios was $17,806 and $4, respectively.
See Notes to Financial Statements

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS
Selected per share, ratios and supplemental data for each year or period ended were as follows:

		Investment Activities							Ratios / Supplemental Data
													Ratios of
													Net
											Ratios of	Ratios of	Investment
											Expenses	Expenses	Income
			Net					Net			After	Before	After
	Net Asset		Realized					Asset			Expense	Expense	Expense
	Value,		and					Value,		Net Assets,	Reductions	Reductions	Reductions
	Beginning	Net	Unrealized		Total from			End of	Total	End of Year	to Average	to Average	to Average	Portfolio
	of Year or	Investment	Gain		Investment	Total		Year or	Returns	or Period	Net Assets	Net Assets	Net Assets	Turnover
For the Year or Period Ended	Period	Income	(Loss)		Operations	Distributions		Period	(1)	(in thousands)	(2), (3)	(3)	(3)	Rates

Diversified Bond
01/01/2009 - 06/30/2009 (4), (5)	$8.63	$0.18	$0.37		$0.55	($0.02)		$9.16	6.09%	$1,860,948	0.63%	0.63%	4.10%	295.49%
2008 (5)	9.77	0.42	(1.19)		(0.77)	(0.37)		8.63	(7.80%)	1,859,147	0.63%	0.63%	4.50%	720.07%
2007 (5)	10.15	0.50	(0.38)		0.12	(0.50)		9.77	1.32%	2,021,197	0.63%	0.63%	5.02%	925.04%
05/01/2006 - 12/31/2006 (5)	10.00	0.33	0.19		0.52	(0.37)		10.15	5.20%	776,087	0.64%	0.64%	4.82%	466.45%

Floating Rate Loan
01/01/2009 - 06/30/2009 (4), (5)	$6.16	$0.14	$0.71		$0.85	($0.15)		$6.86	13.89%	$845,517	1.01%	1.01%	4.24%	23.94%
2008 (5)	9.41	0.62	(3.28)		(2.66)	(0.59)		6.16	(29.28%)	657,136	1.02%	1.02%	7.35%	32.13%
05/01/2007 - 12/31/2007 (5)	10.00	0.43	(0.62)		(0.19)	(0.40)		9.41	(1.86%)	772,538	1.03%	1.03%	6.56%	12.05%

High Yield Bond
01/01/2009 - 06/30/2009 (4), (5)	$4.66	$0.24	$0.61		$0.85	($0.17)		$5.34	18.04%	$959,605	0.64%	0.64%	9.43%	52.07%
2008 (5)	6.58	0.50	(1.92)		(1.42)	(0.50)		4.66	(22.20%)	651,950	0.63%	0.63%	8.35%	43.18%
2007 (5)	6.93	0.53	(0.36)		0.17	(0.52)		6.58	2.44%	792,270	0.63%	0.63%	7.67%	40.57%
2006 (5)	6.82	0.50	0.11		0.61	(0.50)		6.93	9.42%	838,795	0.64%	0.64%	7.34%	64.84%
2005 (5)	7.15	0.49	(0.33)		0.16	(0.49)		6.82	2.37%	872,657	0.64%	0.64%	7.10%	70.32%
2004	7.02	0.50	0.13		0.63	(0.50)		7.15	9.42%	895,618	0.66%	0.66%	7.12%	86.06%

Inflation Managed
01/01/2009 - 06/30/2009 (4), (5)	$9.94	$0.13	$0.91		$1.04	($0.64)		$10.34	10.45%	$3,927,721	0.65%	0.65%	2.58%	261.03%
2008 (5)	11.35	0.44	(1.47)		(1.03)	(0.38)		9.94	(9.34%)	3,983,585	0.63%	0.64%	3.91%	1,070.59%
2007 (5)	10.75	0.51	0.56		1.07	(0.47)		11.35	10.14%	4,752,429	0.62%	0.62%	4.64%	916.41%
2006 (5)	11.50	0.46	(0.42)		0.04	(0.79)		10.75	0.52%	3,387,225	0.63%	0.64%	4.20%	945.17%
2005 (5)	12.38	0.33	(0.02)		0.31	(1.19)		11.50	2.54%	2,805,140	0.64%	0.64%	2.81%	1,092.46%
2004	12.22	0.08	0.95		1.03	(0.87)		12.38	8.90%	2,335,360	0.64%	0.65%	1.08%	1,040.98%

Managed Bond
01/01/2009 – 06/30/2009 (4), (5)	$10.52	$0.30	$0.84		$1.14	($1.18)		$10.48	10.91%	$4,493,595	0.64%	0.64%	5.58%	397.55%
2008 (5)	11.34	0.60	(0.80)		(0.20)	(0.62)		10.52	(1.71%)	4,409,227	0.64%	0.64%	5.39%	1,137.03%
2007 (5)	10.92	0.52	0.40		0.92	(0.50)		11.34	8.53%	4,819,028	0.63%	0.64%	4.76%	1,041.87%
2006 (5)	10.85	0.47	0.04		0.51	(0.44)		10.92	4.81%	3,758,133	0.65%	0.66%	4.35%	835.49%
2005 (5)	11.29	0.39	(0.10)		0.29	(0.73)		10.85	2.63%	3,520,109	0.65%	0.66%	3.54%	825.36%
2004	11.16	0.30	0.29		0.59	(0.46)		11.29	5.38%	2,991,450	0.65%	0.65%	2.46%	826.80%

Money Market
01/01/2009 - 06/30/2009 (4), (5)	$10.10	$0.02	($—	)(6)	$0.02	($0.02)		$10.10	0.19%	$1,463,747	0.36%	0.36%	0.40%	N/A
2008 (5)	10.08	0.23	0.01		0.24	(0.22)		10.10	2.36%	1,658,923	0.35%	0.35%	2.29%	N/A
2007 (5)	10.08	0.49	(—	)(6)	0.49	(0.49)		10.08	4.99%	1,047,501	0.35%	0.36%	4.83%	N/A
2006 (5)	10.09	0.47	(0.01)		0.46	(0.47)		10.08	4.69%	970,375	0.37%	0.37%	4.63%	N/A
2005 (5)	10.09	0.28	—		0.28	(0.28)		10.09	2.82%	874,177	0.37%	0.37%	2.77%	N/A
2004	10.09	0.10	—		0.10	(0.10)		10.09	1.01%	1,068,303	0.37%	0.37%	1.00%	N/A

Short Duration Bond
01/01/2009 - 06/30/2009 (4), (5)	$8.81	$0.15	$0.22		$0.37	($0.15)		$9.03	4.26%	$1,318,577	0.63%	0.64%	3.32%	125.52%
2008 (5)	9.65	0.36	(0.84)		(0.48)	(0.36)		8.81	(5.09%)	1,572,389	0.63%	0.63%	3.80%	117.51%
2007 (5)	9.66	0.43	(—	)(6)	0.43	(0.44)		9.65	4.47%	1,561,502	0.62%	0.62%	4.49%	64.84%
2006 (5)	9.65	0.40	0.01		0.41	(0.40)		9.66	4.27%	1,922,941	0.63%	0.63%	4.12%	55.97%
2005 (5)	9.80	0.28	(0.14)		0.14	(0.29)		9.65	1.57%	1,574,060	0.63%	0.63%	2.89%	109.28%
2004	9.93	0.21	(0.09)		0.12	(0.25	)(7)	9.80	1.21%	1,408,935	0.65%	0.65%	2.12%	189.32%

See Notes to Financial Statements	See explanation of references on B-25

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each year or period ended were as follows:

		Investment Activities							Ratios / Supplemental Data
												Ratios of
												Net
												Investment
										Ratios of	Ratios of	Income
										Expenses	Expenses	(Loss)
							Net			After	Before	After
	Net Asset						Asset			Expense	Expense	Expense
	Value,	Net					Value,		Net Assets,	Reductions	Reductions	Reductions
	Beginning	Investment	Net Realized and	Total from			End of	Total	End of Year or	to Average	to Average	to Average	Portfolio
	of Year or	Income	Unrealized Gain	Investment	Total		Year or	Returns	Period	Net Assets	Net Assets	Net Assets	Turnover
For the Year or Period Ended	Period	(Loss)	(Loss)	Operations	Distributions		Period	(1)	(in thousands)	(2), (3)	(3)	(3)	Rates

American Funds Growth (8)
01/01/2009 - 06/30/2009 (4), (5)	$6.87	($0.01)	$0.90	$0.89	($1.98)		$5.78	12.72%	$767,404	0.63%	0.97%	(0.25%)	3.58%
2008 (5)	14.40	0.07	(5.70)	(5.63)	(1.90)		6.87	(44.19%)	1,186,214	0.62%	0.96%	0.62%	5.66%
2007 (5)	12.92	0.06	1.48	1.54	(0.06)		14.40	11.93%	1,558,464	0.53%	0.96%	0.44%	27.54%
2006 (5)	11.92	0.06	1.11	1.17	(0.17)		12.92	9.81%	1,648,035	0.38%	0.97%	0.52%	2.48%
05/02/2005 - 12/31/2005 (5)	10.00	0.05	1.91	1.96	(0.04)		11.92	19.67%	1,084,892	0.39%	0.98%	0.73%	1.61%

American Funds Growth-Income (8)
01/01/2009 - 06/30/2009 (4), (5)	$7.27	$0.01	$0.55	$0.56	($0.83)		$7.00	7.64%	$1,262,301	0.64%	0.98%	0.29%	3.04%
2008 (5)	12.47	0.14	(4.75)	(4.61)	(0.59)		7.27	(38.08%)	1,158,811	0.62%	0.96%	1.32%	15.79%
2007 (5)	12.07	0.17	0.39	0.56	(0.16)		12.47	4.66%	2,072,241	0.54%	0.95%	1.36%	2.21%
2006 (5)	10.88	0.17	1.44	1.61	(0.42)		12.07	14.77%	1,589,151	0.38%	0.97%	1.49%	0.89%
05/02/2005 - 12/31/2005 (5)	10.00	0.13	0.86	0.99	(0.11)		10.88	9.85%	783,865	0.39%	0.98%	1.83%	1.47%

Comstock
01/01/2009 - 06/30/2009 (4), (5)	$5.94	$0.05	$0.14	$0.19	($—	)(6)	$6.13	3.25%	$1,740,906	0.94%	0.94%	1.91%	14.53%
2008 (5)	10.22	0.17	(3.82)	(3.65)	(0.63)		5.94	(36.79%)	1,479,533	0.92%	0.92%	2.05%	55.85%
2007 (5)	10.69	0.18	(0.50)	(0.32)	(0.15)		10.22	(3.01%)	2,631,070	0.92%	0.93%	1.61%	25.01%
2006 (5)	10.23	0.18	1.42	1.60	(1.14)		10.69	16.33%	1,608,547	0.98%	0.98%	1.72%	28.92%
2005 (5)	10.33	0.16	0.27	0.43	(0.53)		10.23	4.36%	922,448	0.99%	0.99%	1.60%	25.06%
2004	8.91	0.10	1.42	1.52	(0.10)		10.33	17.17%	771,295	1.00%	1.00%	1.34%	32.20%

Diversified Research
01/01/2009 - 06/30/2009 (4), (5)	$6.80	$0.07	$0.31	$0.38	($—	)(6)	$7.18	5.72%	$411,123	0.90%	0.90%	2.02%	39.22%
2008 (5)	13.50	0.11	(4.75)	(4.64)	(2.06)		6.80	(39.07%)	680,143	0.89%	0.89%	1.02%	46.85%
2007 (5)	13.44	0.10	0.06	0.16	(0.10)		13.50	1.19%	1,518,700	0.89%	0.89%	0.72%	44.56%
2006 (5)	12.35	0.09	1.38	1.47	(0.38)		13.44	11.97%	1,659,020	0.93%	0.93%	0.69%	25.19%
2005 (5)	11.78	0.06	0.56	0.62	(0.05)		12.35	5.24%	1,165,504	0.93%	0.93%	0.55%	22.83%
2004	10.65	0.06	1.14	1.20	(0.07)		11.78	11.20%	581,875	0.95%	0.95%	0.65%	21.17%

Equity
01/01/2009 - 06/30/2009 (4), (5)	$11.21	$0.09	$1.19	$1.28	($0.01)		$12.48	11.41%	$130,931	0.68%	0.68%	1.58%	27.44%
2008 (5)	22.16	0.09	(8.30)	(8.21)	(2.74)		11.21	(41.12%)	125,867	0.68%	0.68%	0.49%	37.16%
2007 (5)	20.90	0.05	1.26	1.31	(0.05)		22.16	6.27%	261,673	0.67%	0.67%	0.24%	35.84%
2006 (5)	19.31	0.06	1.61	1.67	(0.08)	(9)	20.90	8.65%	266,005	0.68%	0.69%	0.30%	31.61%
2005 (5)	18.17	0.04	1.15	1.19	(0.05)		19.31	6.53%	313,128	0.70%	0.70%	0.20%	169.07%
2004	17.42	0.14	0.75	0.89	(0.14)		18.17	5.14%	360,662	0.70%	0.73%	0.71%	61.69%

Equity Index
01/01/2009 - 06/30/2009 (4), (5)	$19.59	$0.23	$0.39	$0.62	($—	)(6)	$20.21	3.15%	$3,158,697	0.29%	0.29%	2.40%	1.66%
2008 (5)	33.65	0.59	(12.78)	(12.19)	(1.87)		19.59	(37.35%)	1,738,885	0.28%	0.28%	2.17%	6.21%
2007 (5)	32.59	0.60	1.11	1.71	(0.65)		33.65	5.23%	2,123,411	0.27%	0.27%	1.76%	5.19%
2006 (5)	29.56	0.53	4.01	4.54	(1.51)		32.59	15.52%	2,405,696	0.28%	0.28%	1.70%	5.56%
2005 (5)	28.78	0.46	0.87	1.33	(0.55)		29.56	4.67%	2,236,486	0.28%	0.29%	1.60%	8.71%
2004	26.46	0.48	2.32	2.80	(0.48)		28.78	10.58%	1,723,653	0.29%	0.29%	1.72%	5.64%

Focused 30
01/01/2009 - 06/30/2009 (4), (5)	$7.53	($0.01)	$1.80	$1.79	$—		$9.32	23.85%	$158,644	0.95%	0.95%	(0.19%)	17.74%
2008 (5)	16.12	(0.01)	(7.64)	(7.65)	(0.94)		7.53	(50.14%)	355,475	0.96%	0.96%	(0.05%)	62.01%
2007 (5)	12.27	0.07	3.83	3.90	(0.05)		16.12	31.84%	374,199	0.96%	0.96%	0.51%	24.37%
2006 (5)	9.92	0.04	2.32	2.36	(0.01)		12.27	23.71%	245,458	1.01%	1.02%	0.36%	35.56%
2005 (5)	8.19	0.10	1.71	1.81	(0.08)		9.92	22.07%	154,142	1.03%	1.03%	1.13%	71.37%
2004	7.14	0.01	1.04	1.05	(—	)(6)	8.19	14.85%	94,760	1.03%	1.03%	0.16%	71.22%

See Notes to Financial Statements	See explanation of references on B-25

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each year or period ended were as follows:

		Investment Activities						Ratios/ Supplemental Data
														Ratios of
														Net
														Investment
										Ratios of		Ratios of		Income
										Expenses		Expenses		(Loss)
			Net				Net			After		Before		After
	Net Asset		Realized				Asset			Expense		Expense		Expense
	Value,	Net	and				Value,		Net Assets,	Reductions		Reductions		Reductions
	Beginning	Investment	Unrealized	Total from			End of	Total	End of Year or	to Average		to Average		to Average		Portfolio
	of Year or	Income	Gain	Investment	Total		Year or	Returns	Period	Net Assets		Net Assets		Net Assets		Turnover
For the Year or Period Ended	Period	(Loss)	(Loss)	Operations	Distributions		Period	(1)	(in thousands)	(2), (3)		(3)		(3)		Rates

Growth LT
01/01/2009 - 06/30/2009 (4), (5)	$13.29	$0.06	$1.34	$1.40	($0.16)		$14.53	10.54%	$1,367,839	0.78%		0.78%		0.92%		39.42%
2008 (5)	26.10	0.13	(9.78)	(9.65)	(3.16)		13.29	(40.95%)	1,247,198	0.78%		0.78%		0.68%		68.02%
2007 (5)	22.66	0.16	3.39	3.55	(0.11)		26.10	15.63%	1,956,132	0.77%		0.78%		0.66%		66.24%
2006 (5)	20.78	0.09	1.92	2.01	(0.13	)(9)	22.66	9.72%	1,865,500	0.78%		0.78%		0.43%		59.07%
2005 (5)	19.35	0.05	1.43	1.48	(0.05)		20.78	7.68%	1,577,844	0.79%		0.79%		0.24%		41.57%
2004	17.52	0.07	1.76	1.83	—		19.35	10.40%	1,835,524	0.80%		0.82%		0.30%		49.60%

Large-Cap Growth (10)
01/01/2009 - 06/30/2009 (4), (5)	$3.68	$0.01	$0.38	$0.39	$—		$4.07	10.59%	$1,063,997	0.95%		0.95%		0.34%		108.41%
2008 (5)	9.38	(0.01)	(4.02)	(4.03)	(1.67)		3.68	(50.47%)	532,148	0.94%		0.94%		(0.15%)		184.06%
2007 (5)	7.71	(0.01)	1.68	1.67	—		9.38	21.63%	1,027,136	0.95%		0.95%		(0.17%)		149.35%
2006 (5)	8.03	0.01	(0.32)	(0.31)	(0.01)	(9)	7.71	(3.82%)	1,585,864	0.98%		0.98%		0.14%		158.74%
2005 (5)	7.83	0.02	0.21	0.23	(0.03)		8.03	2.94%	1,179,493	0.99%		0.99%		0.30%		147.32%
2004	7.53	0.05	0.30	0.35	(0.05)		7.83	4.65%	1,876,064	0.99%		1.01%		0.76%		35.70%

Large-Cap Value
01/01/2009 - 06/30/2009 (4), (5)	$8.68	$0.11	$0.08	$0.19	($—	)(6)	$8.87	2.12%	$2,790,530	0.83%		0.83%		2.59%		13.87%
2008 (5)	14.21	0.21	(5.03)	(4.82)	(0.71)		8.68	(34.80%)	2,065,312	0.82%		0.82%		1.80%		37.42%
2007 (5)	13.89	0.19	0.30	0.49	(0.17)		14.21	3.54%	3,057,065	0.83%		0.83%		1.28%		19.19%
2006 (5)	13.22	0.17	2.06	2.23	(1.56)		13.89	17.58%	2,583,466	0.88%		0.88%		1.27%		28.83%
2005	12.62	0.18	0.59	0.77	(0.17)		13.22	6.16%	1,898,228	0.89%		0.89%		1.21%		65.04%
2004	11.62	0.15	1.00	1.15	(0.15)		12.62	9.93%	2,759,827	0.89%		0.90%		1.46%		34.94%

Long/Short Large-Cap
01/01/2009 - 06/30/2009 (4), (5)	$6.55	$0.04	$0.28	$0.32	($—	)(6)	$6.87	4.91%	$1,236,806	1.28	%(11)	1.49	%(11)	1.39	%(11)	157.65	%(11)
05/01/2008 - 12/31/2008 (5)	10.00	0.05	(3.45)	(3.40)	(0.05)		6.55	(33.98%)	727,357	1.63	%(11)	1.76	%(11)	0.95	%(11)	181.49	%(11)

Main Street Core
01/01/2009 - 06/30/2009 (4), (5)	$13.19	$0.10	$0.91	$1.01	($—	)(6)	$14.20	7.69%	$1,141,579	0.68%		0.68%		1.58%		43.84%
2008 (5)	24.96	0.27	(9.12)	(8.85)	(2.92)		13.19	(38.87%)	1,431,141	0.68%		0.68%		1.39%		132.71%
2007 (5)	24.19	0.32	0.75	1.07	(0.30)		24.96	4.40%	2,552,874	0.67%		0.67%		1.26%		107.84%
2006 (5)	21.26	0.26	2.96	3.22	(0.29)		24.19	15.18%	2,185,287	0.68%		0.68%		1.15%		106.18%
2005 (5)	20.27	0.25	0.97	1.22	(0.23)		21.26	5.99%	2,004,069	0.69%		0.69%		1.24%		83.74%
2004	18.74	0.25	1.54	1.79	(0.26)		20.27	9.54%	1,426,317	0.70%		0.70%		1.39%		78.11%

Mid-Cap Equity (12)
01/01/2009 - 06/30/2009 (4), (5)	$8.70	$0.05	$0.85	$0.90	($—	)(6)	$9.60	10.38%	$1,579,326	0.88%		0.88%		1.09%		31.56%
2008 (5)	17.16	0.22	(6.14)	(5.92)	(2.54)		8.70	(39.00%)	2,707,175	0.88%		0.88%		1.62%		90.83%
2007 (5)	17.68	0.15	(0.53)	(0.38)	(0.14)		17.16	(2.15%)	4,392,608	0.87%		0.87%		0.78%		78.69%
2006 (5)	18.08	0.11	2.41	2.52	(2.92)		17.68	14.97%	3,989,424	0.88%		0.88%		0.64%		62.35%
2005 (5)	18.24	0.11	1.38	1.49	(1.65)		18.08	8.87%	2,765,961	0.88%		0.88%		0.65%		77.58%
2004	14.63	0.06	3.61	3.67	(0.06)		18.24	25.08%	1,693,994	0.89%		0.97%		0.40%		89.13%

Mid-Cap Growth
01/01/2009 - 06/30/2009 (4), (5)	$4.75	$0.01	$1.12	$1.13	($—	)(6)	$5.88	23.95%	$962,002	0.94%		0.94%		0.25%		10.29%
2008 (5)	10.53	0.01	(4.58)	(4.57)	(1.21)		4.75	(48.36%)	590,771	0.93%		0.93%		0.16%		41.40%
2007 (5)	8.60	0.05	1.92	1.97	(0.04)		10.53	22.92%	1,454,146	0.92%		0.92%		0.48%		65.96%
2006 (5)	8.04	0.02	0.70	0.72	(0.16)		8.60	8.93%	1,070,351	0.93%		0.93%		0.24%		67.25%
2005 (5)	6.82	(0.03)	1.25	1.22	—		8.04	17.90%	290,848	0.95%		0.95%		(0.38%)		105.32%
2004	5.61	(0.03)	1.24	1.21	—		6.82	21.59%	229,789	0.96%		0.96%		(0.48%)		129.31%

See Notes to Financial Statements	See explanation of references on B-25

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each year or period ended were as follows:

		Investment Activities							Ratios / Supplemental Data
													Ratios of
													Net
													Investment
											Ratios of	Ratios of	Income
				Net				Net			Expenses	Expenses	(Loss)
	Net Asset			Realized				Asset			After	Before	After
	Value,	Net		and				Value,		Net Assets,	Expense	Expense	Expense
	Beginning	Investment		Unrealized	Total from			End of		End of Year or	Reductions	Reductions	Reductions	Portfolio
	of Year or	Income		Gain	Investment	Total		Year or	Total	Period	to Average	to Average	to Average	Turnover
For the Year or Period Ended	Period	(Loss)		(Loss)	Operations	Distributions		Period	Returns (1)	(in thousands)	Net Assets (2), (3)	Net Assets (3)	Net Assets (3)	Rates

Mid-Cap Value (13)
01/02/2009 - 06/30/2009 (4), (5)	$10.00	$0.07		$0.20	$0.27	$—		$10.27	2.75%	$875,715	0.98%	0.98%	1.31%	65.05%

Small-Cap Equity (14)
01/01/2009 - 06/30/2009 (4), (5)	$9.23	$0.03		$0.46	$0.49	($—	)(6)	$9.72	5.29%	$588,410	0.98%	0.98%	0.63%	34.38%
2008 (5)	12.79	0.07		(3.36)	(3.29)	(0.27)		9.23	(26.11%)	612,126	0.97%	0.98%	0.63%	132.45%
2007 (5)	12.08	0.04		0.70	0.74	(0.03)		12.79	6.04%	437,250	0.97%	0.98%	0.30%	81.01%
2006 (5)	11.14	0.05		2.03	2.08	(1.14)		12.08	18.68%	98,735	1.01%	1.01%	0.42%	98.72%
05/02/2005 - 12/31/2005 (5)	10.00	0.05		1.48	1.53	(0.39)		11.14	15.34%	70,347	1.05%	1.05%	0.73%	61.41%

Small-Cap Growth (15)
01/01/2009 - 06/30/2009 (4), (5)	$6.39	($—	)(6)	$1.28	$1.28	$—		$7.67	20.15%	$508,284	0.82%	0.82%	(0.11%)	49.88%
2008 (5)	13.30	(0.02)		(5.84)	(5.86)	(1.05)		6.39	(47.11%)	552,477	0.83%	0.83%	(0.18%)	68.49%
2007 (5)	11.56	(0.02)		1.76	1.74	—		13.30	15.10%	839,451	0.83%	0.83%	(0.14%)	133.93%
2006 (5)	11.03	0.02		0.54	0.56	(0.03	)(9)	11.56	5.07%	479,758	0.83%	0.84%	0.19%	48.14%
2005 (5)	10.77	0.03		0.25	0.28	(0.02)		11.03	2.66%	577,340	0.84%	0.84%	0.27%	113.17%
2004	9.11	0.07		1.66	1.73	(0.07)		10.77	18.94%	272,533	0.86%	0.93%	0.62%	84.70%

Small-Cap Index
01/01/2009 - 06/30/2009 (4), (5)	$7.80	$0.05		$0.22	$0.27	($0.55)		$7.52	3.39%	$403,342	0.54%	0.54%	1.31%	15.98%
2008 (5)	13.66	0.16		(4.61)	(4.45)	(1.41)		7.80	(35.03%)	419,520	0.53%	0.53%	1.42%	25.38%
2007 (5)	14.13	0.21		(0.49)	(0.28)	(0.19)		13.66	(2.02%)	1,542,179	0.52%	0.52%	1.46%	16.96%
2006 (5)	14.29	0.17		2.39	2.56	(2.72)		14.13	17.79%	1,160,799	0.53%	0.53%	1.06%	17.47%
2005 (5)	13.76	0.11		0.49	0.60	(0.07)		14.29	4.38%	1,368,115	0.54%	0.54%	0.81%	21.52%
2004	11.75	0.07		2.02	2.09	(0.08)		13.76	17.76%	1,377,562	0.55%	0.55%	0.75%	25.15%

Small-Cap Value
01/01/2009 - 06/30/2009 (4), (5)	$8.95	$0.11		$0.10	$0.21	($—	)(6)	$9.16	2.37%	$565,046	0.98%	0.98%	2.70%	21.46%
2008 (5)	14.40	0.31		(3.99)	(3.68)	(1.77)		8.95	(28.23%)	437,945	0.98%	0.98%	2.52%	46.91%
2007 (5)	14.26	0.30		0.14	0.44	(0.30)		14.40	3.14%	593,091	0.97%	0.97%	1.96%	36.80%
2006 (5)	16.15	0.33		2.52	2.85	(4.74)		14.26	19.75%	598,036	0.98%	0.98%	2.13%	30.45%
2005 (5)	15.09	0.20		1.77	1.97	(0.91)		16.15	13.65%	511,970	0.98%	0.98%	1.30%	47.42%
2004	12.60	0.22		2.80	3.02	(0.53)		15.09	24.41%	606,338	1.00%	1.01%	1.96%	24.72%

Emerging Markets
01/01/2009 - 06/30/2009 (4), (5)	$8.80	$0.07		$3.30	$3.37	($1.93)		$10.24	38.12%	$1,377,774	1.06%	1.06%	1.55%	26.06%
2008 (5)	20.96	0.27		(8.91)	(8.64)	(3.52)		8.80	(47.68%)	1,021,715	1.06%	1.07%	1.76%	64.43%
2007 (5)	19.17	0.23		5.55	5.78	(3.99)		20.96	33.09%	2,142,742	1.08%	1.08%	1.14%	59.20%
2006 (5)	18.42	0.19		3.83	4.02	(3.27)		19.17	24.40%	1,541,070	1.22%	1.22%	1.04%	86.15%
2005 (5)	13.13	0.22		5.22	5.44	(0.15)		18.42	41.47%	1,319,163	1.24%	1.25%	1.46%	66.48%
2004	9.91	0.18		3.23	3.41	(0.19)		13.13	34.62%	684,704	1.19%	1.21%	2.13%	27.66%

International Large-Cap
01/01/2009 - 06/30/2009 (4), (5)	$4.61	$0.07		$0.14	$0.21	($—	)(6)	$4.82	4.64%	$2,138,291	1.00%	1.00%	3.28%	8.89%
2008 (5)	9.49	0.13		(2.88)	(2.75)	(2.13)		4.61	(35.35%)	2,084,245	0.99%	0.99%	1.90%	31.12%
2007 (5)	10.58	0.18		0.77	0.95	(2.04)		9.49	9.26%	3,214,956	1.03%	1.03%	1.78%	41.37%
2006 (5)	8.80	0.28		2.06	2.34	(0.56)		10.58	27.00%	4,074,030	1.11%	1.11%	2.84%	50.66%
2005 (5)	7.86	0.08		0.92	1.00	(0.06)		8.80	12.70%	3,005,340	1.12%	1.12%	0.98%	46.30%
2004	6.69	0.07		1.17	1.24	(0.07)		7.86	18.60%	1,787,081	1.14%	1.14%	0.98%	48.01%

See Notes to Financial Statements	See explanation of references on B-25

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each year or period ended were as follows:

		Investment Activities						Ratios / Supplemental Data
												Ratios of
												Net
												Investment
							Net			Ratios of	Ratios of	Income
			Net				Asset			Expenses	Expenses	(Loss)
	Net Asset		Realized				Value,			After	Before	After
	Value,	Net	and				End of		Net Assets,	Expense	Expense	Expense
	Beginning	Investment	Unrealized	Total from			Year		End of Year or	Reductions	Reductions	Reductions	Portfolio
	of Year or	Income	Gain	Investment	Total		or	Total	Period	to Average	to Average	to Average	Turnover
For the Year or Period Ended	Period	(Loss)	(Loss)	Operations	Distributions		Period	Returns (1)	(in thousands)	Net Assets (2), (3)	Net Assets (3)	Net Assets (3)	Rates

International Small-Cap
01/01/2009 - 06/30/2009 (4), (5)	$5.40	$0.08	$0.28	$0.36	($0.01)		$5.75	6.65%	$756,907	1.09%	1.09%	3.12%	52.74%
2008 (5)	10.67	0.17	(5.27)	(5.10)	(0.17)		5.40	(47.84%)	595,375	1.08%	1.09%	2.02%	92.42%
2007 (5)	10.30	0.14	0.35	0.49	(0.12)		10.67	4.73%	1,050,457	1.09%	1.09%	1.27%	98.03%
05/01/2006 - 12/31/2006 (5)	10.00	0.04	0.27	0.31	(0.01)		10.30	3.11%	754,823	1.12%	1.13%	0.68%	51.08%

International Value
01/01/2009 - 06/30/2009 (4), (5)	$8.73	$0.20	$0.39	$0.59	($—	)(6)	$9.32	6.80%	$1,828,631	0.89%	0.89%	5.09%	21.23%
2008 (5)	18.34	0.47	(8.92)	(8.45)	(1.16)		8.73	(47.78%)	2,227,716	0.88%	0.89%	3.30%	29.66%
2007 (5)	19.71	0.41	0.92	1.33	(2.70)		18.34	6.24%	3,974,424	0.88%	0.88%	2.07%	18.46%
2006 (5)	15.91	0.37	3.72	4.09	(0.29)		19.71	25.69%	2,827,040	0.91%	0.91%	2.07%	107.15%
2005 (5)	14.82	0.30	1.09	1.39	(0.30)		15.91	9.43%	2,013,241	0.92%	0.92%	1.97%	26.10%
2004	12.92	0.22	1.90	2.12	(0.22)		14.82	16.42%	2,105,462	0.93%	0.93%	1.77%	8.46%

Health Sciences
01/01/2009 - 06/30/2009 (4), (5)	$7.38	($0.01)	$0.73	$0.72	($0.01)		$8.09	9.68%	$82,054	1.14%	1.14%	(0.37%)	28.88%
2008 (5)	12.08	0.13	(3.21)	(3.08)	(1.62)		7.38	(28.16%)	82,105	1.13%	1.13%	1.33%	99.46%
2007 (5)	10.37	(0.05)	1.76	1.71	—		12.08	16.47%	139,727	1.14%	1.14%	(0.45%)	81.23%
2006 (5)	10.99	(0.06)	0.91	0.85	(1.47)		10.37	8.11%	126,596	1.16%	1.17%	(0.52%)	109.64%
2005 (5)	9.73	(0.05)	1.51	1.46	(0.20)		10.99	15.28%	145,425	1.17%	1.17%	(0.54%)	167.51%
2004	9.05	(0.03)	0.71	0.68	—		9.73	7.54%	127,039	1.16%	1.19%	(0.25%)	181.83%

Real Estate
01/01/2009 - 06/30/2009 (4), (5)	$8.78	$0.17	($0.86)	($0.69)	($0.09)		$8.00	(7.82%)	$451,986	1.07%	1.07%	4.50%	17.38%
2008 (5)	21.74	0.50	(7.01)	(6.51)	(6.45)		8.78	(39.99%)	462,511	1.06%	1.06%	2.99%	45.75%
2007 (5)	26.27	0.36	(4.61)	(4.25)	(0.28)		21.74	(16.16%)	974,207	1.07%	1.08%	1.40%	43.63%
2006 (5)	23.59	0.54	7.75	8.29	(5.61)		26.27	38.06%	1,218,244	1.13%	1.13%	2.07%	23.59%
2005 (5)	21.23	0.31	3.12	3.43	(1.07)		23.59	16.79%	846,390	1.14%	1.14%	1.42%	28.69%
2004	15.85	0.21	5.73	5.94	(0.56)		21.23	37.62%	746,211	1.14%	1.14%	3.76%	8.70%

Technology
01/01/2009 - 06/30/2009 (4), (5)	$2.98	($0.01)	$0.63	$0.62	$—		$3.60	20.77%	$57,100	1.14%	1.14%	(0.50%)	132.57%
2008 (5)	7.67	(0.02)	(3.42)	(3.44)	(1.25)		2.98	(51.64%)	44,417	1.16%	1.16%	(0.31%)	283.57%
2007 (5)	6.23	0.01	1.43	1.44	(-	)(6)	7.67	23.03%	133,131	1.15%	1.15%	0.17%	276.44%
2006 (5)	5.70	(0.04)	0.57	0.53	—		6.23	9.34%	100,238	1.17%	1.18%	(0.68%)	336.86%
2005 (5)	4.68	(0.03)	1.05	1.02	—		5.70	21.71%	118,498	1.19%	1.19%	(0.72%)	309.81%
2004	4.52	(0.03)	0.19	0.16	—		4.68	3.66%	98,077	1.18%	1.22%	(0.54%)	130.83%

American Funds Asset Allocation (8), (16)
02/02/2009 - 06/30/2009 (4), (5)	$10.00	$0.09	$0.99	$1.08	$—		$11.08	10.83%	$68,800	0.70%	1.08%	1.96%	22.44%

Multi-Strategy
01/01/2009 - 06/30/2009 (4), (5)	$9.19	$0.14	$0.65	$0.79	($0.56)		$9.42	8.71%	$189,711	0.76%	0.76%	3.03%	131.04%
2008 (5)	17.91	0.46	(8.06)	(7.60)	(1.12)		9.19	(44.98%)	195,420	0.72%	0.72%	3.09%	191.20%
2007 (5)	17.68	0.47	0.31	0.78	(0.55)		17.91	4.34%	449,867	0.70%	0.71%	2.54%	138.38%
2006 (5)	16.61	0.42	1.52	1.94	(0.87)		17.68	11.68%	514,843	0.70%	0.70%	2.44%	169.63%
2005	16.37	0.37	0.25	0.62	(0.38)		16.61	3.78%	571,801	0.70%	0.70%	2.11%	256.99%
2004	15.16	0.26	1.23	1.49	(0.28)		16.37	9.81%	625,588	0.70%	0.70%	1.59%	291.87%

See Notes to Financial Statements	See explanation of references on B-25

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (Continued)
Explanation of References

(1)	Total returns for periods of less than one full year are not annualized.

(2)	The ratios of expenses after expense reductions to average daily net assets are after custodian credits, advisory fee waivers and adviser expense reimbursements, if any, as discussed in Note 5 to the Financial Statements.

(3)	The ratios for periods of less than one full year are annualized.

(4)	Unaudited.

(5)	Per share amounts have been calculated using the average shares method.

(6)	Amount represents less than $0.005 per share.

(7)	For the year ended December 31, 2004, total distributions for the Short Duration Bond Portfolio include a return of capital distribution of ($0.04).

(8)	The expense ratios for the American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios do not include expenses of the underlying Master Funds in which the portfolios invest. The portfolio turnover rates for the underlying Master Fund for the American Funds Growth Portfolio for the years ended 2005, 2006, 2007 and 2008 and the six-month period ended June 30, 2009 were 29%, 35%, 40%, 26% and 21%, respectively. The portfolio turnover rates for the underlying Master Fund for the American Funds Growth-Income Portfolio for the years ended 2005, 2006, 2007 and 2008 and the six-month period ended June 30, 2009 were 20%, 25%, 24%, 31% and 13%, respectively. The portfolio turnover rate for the underlying Master Fund for the American Fund Asset Allocation Portfolio for the six-month period ended June 30, 2009 was 18%.

(9)	For the year ended December 31, 2006, total distributions for the Equity, Growth LT, Large-Cap Growth and Small-Cap Growth Portfolios include return of capital distributions of ($0.007), ($0.003), ($0.006) and ($0.005), respectively.

(10)	Prior to January 1, 2006, Large-Cap Growth Portfolio was named Blue Chip Portfolio.

(11)	The annualized ratios of expenses, excluding dividend expenses on securities sold short, after and before expense reductions to average net assets for the periods ended December 31, 2008 and June 30, 2009 for the Long\Short Large-Cap Portfolio were 1.23% and 1.37% and 1.08% and 1.29%, respectively. The portfolio turnover rates, excluding securities sold short, for the same periods were 105.80% and 96.82%, respectively.

(12)	Prior to May 1, 2008, Mid-Cap Equity Portfolio was named Mid-Cap Value Portfolio.

(13)	The Mid-Cap Value Portfolio commenced operations on January 2, 2009.

(14)	Prior to May 1, 2007, Small-Cap Equity Portfolio was named VN Small-Cap Value Portfolio.

(15)	Prior to May 1, 2007, Small-Cap Growth Portfolio was named Fasciano Small Equity Portfolio. Prior to May 1, 2005, Fasciano Small Equity Portfolio was named Aggressive Equity Portfolio.

(16)	The American Funds Asset Allocation Portfolio commenced operations on February 2, 2009.

See Notes to Financial Statements

PACIFIC SELECT FUND
PACIFIC DYNAMIX-CONSERVATIVE GROWTH PORTFOLIO
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD Aggregate Bond Index Portfolio	828,600	$8,319,737
PD High Yield Bond Index Portfolio	75,455	764,121
PD Large-Cap Growth Index Portfolio	163,169	1,715,698
PD Large-Cap Value Index Portfolio	207,140	2,164,110
PD Small-Cap Growth Index Portfolio	29,648	316,582
PD Small-Cap Value Index Portfolio	44,741	455,218
PD International Large-Cap Portfolio	145,797	1,579,115

Total Affiliated Mutual Funds
(Cost $15,062,428)		15,314,581

TOTAL INVESTMENTS - 100.0%
(Cost $15,062,428)		15,314,581

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(2,852)

NET ASSETS - 100.0%		$15,311,729

Note to Schedule of Investments

(a)	As of June 30, 2009, the portfolio was diversified as a percentage of net assets as follows:

Affiliated Fixed Income Funds	59.3%
Affiliated Equity Funds	40.7%

100.0%
Other Assets & Liabilities, Net	(0.0%)

100.0%

PACIFIC SELECT FUND
PACIFIC DYNAMIX-MODERATE GROWTH PORTFOLIO
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD Aggregate Bond Index Portfolio	955,594	$9,594,841
PD High Yield Bond Index Portfolio	105,880	1,072,237
PD Large-Cap Growth Index Portfolio	440,301	4,629,693
PD Large-Cap Value Index Portfolio	514,680	5,377,154
PD Small-Cap Growth Index Portfolio	77,863	831,421
PD Small-Cap Value Index Portfolio	104,604	1,064,301
PD International Large-Cap Portfolio	326,723	3,538,696
PD Emerging Markets Portfolio	75,062	830,136

Total Affiliated Mutual Funds
(Cost $26,498,482)		26,938,479

TOTAL INVESTMENTS - 100.0%
(Cost $26,498,482)		26,938,479

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(4,623)

NET ASSETS - 100.0%		$26,933,856

Note to Schedule of Investments

(a)	As of June 30, 2009, the portfolio was diversified as a percentage of net assets as follows:

Affiliated Equity Funds	60.4%
Affiliated Fixed Income Funds	39.6%

100.0%
Other Assets & Liabilities, Net	(0.0%)

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on C-24

PACIFIC SELECT FUND
PACIFIC DYNAMIX-GROWTH PORTFOLIO
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD Aggregate Bond Index Portfolio	474,478	$4,764,100
PD Large-Cap Growth Index Portfolio	484,183	5,091,105
PD Large-Cap Value Index Portfolio	551,438	5,761,185
PD Small-Cap Growth Index Portfolio	138,154	1,475,209
PD Small-Cap Value Index Portfolio	163,266	1,661,157
PD International Large-Cap Portfolio	402,690	4,361,488
PD Emerging Markets Portfolio	88,910	983,281

Total Affiliated Mutual Funds (Cost $23,683,083)		24,097,525

TOTAL INVESTMENTS - 100.0% (Cost $23,683,083)		24,097,525

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(3,495)

NET ASSETS - 100.0%		$24,094,030

Note to Schedule of Investments

(a)	As of June 30, 2009, the portfolio was diversified as a percentage of net assets as follows:

Affiliated Equity Funds	80.2%
Affiliated Fixed Income Fund	19.8%

100.0%
Other Assets & Liabilities, Net	(0.0%)

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on C-24

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments
June 30, 2009 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 22.8%

Consumer Discretionary - 1.5%

CBS Corp
8.875% due 05/15/19	$25,000	$24,404
Comcast Corp
5.700% due 07/01/19	100,000	99,264
6.950% due 08/15/37	50,000	52,246
Dartmouth College
4.750% due 06/01/19	25,000	25,305
McDonald’s Corp
5.000% due 02/01/19	25,000	25,678
Nordstrom Inc
6.750% due 06/01/14	20,000	20,820
Target Corp
6.000% due 01/15/18	25,000	26,550
Time Warner Cable Inc
6.750% due 06/15/39	50,000	48,769
7.500% due 04/01/14	50,000	55,153
Time Warner Inc
6.875% due 05/01/12	100,000	107,065

		485,254

Consumer Staples - 2.2%

Altria Group Inc
9.950% due 11/10/38	50,000	57,807
Bunge Ltd Finance Corp
8.500% due 06/15/19	10,000	10,474
CVS Caremark Corp
6.600% due 03/15/19	25,000	26,761
Kraft Foods Inc
6.125% due 02/01/18	100,000	103,564
PepsiCo Inc
5.000% due 06/01/18	100,000	102,966
Philip Morris International Inc
6.875% due 03/17/14	300,000	338,977
Wal-Mart Stores Inc
6.500% due 08/15/37	50,000	55,985
Walgreen Co
5.250% due 01/15/19	25,000	26,056

		722,590

Energy - 0.6%

Energy Transfer Partners LP
9.000% due 04/15/19	25,000	28,596
Enterprise Products Operating LLC
9.750% due 01/31/14	25,000	28,775
Kinder Morgan Energy Partners LP
5.625% due 02/15/15	35,000	35,434
6.950% due 01/15/38	25,000	24,261
Spectra Energy Capital LLC
6.200% due 04/15/18	25,000	24,592
The Williams Cos Inc
8.750% due 01/15/20 ~	25,000	26,108
TransCanada Pipelines Ltd (Canada)
7.125% due 01/15/19	25,000	28,262

		196,028

Financials - 11.2%

ACE INA Holdings Inc
5.900% due 06/15/19	15,000	15,063
American Express Credit Corp
7.300% due 08/20/13	75,000	78,075
Ameriprise Financial Inc
7.300% due 06/28/19	20,000	20,502
Asian Development Bank (Multi-National)
2.750% due 05/21/14	30,000	29,512
Bank of America Corp
7.400% due 01/15/11	200,000	205,391
7.625% due 06/01/19	100,000	100,619
Berkshire Hathaway Finance Corp
5.400% due 05/15/18	100,000	103,234
BP Capital Markets PLC (United Kingdom)
3.625% due 05/08/14	200,000	199,773
4.750% due 03/10/19	200,000	199,332
Capital One Financial Corp
7.375% due 05/23/14	15,000	15,490
Citibank NA
1.875% due 05/07/12	100,000	99,697
Citigroup Inc
5.300% due 10/17/12	150,000	144,833
Credit Suisse AG ‘NY’ (Switzerland)
3.450% due 07/02/12	50,000	50,074
6.000% due 02/15/18	50,000	49,999
European Investment Bank (Multi-National)
2.000% due 02/10/12	100,000	100,015
3.000% due 04/08/14	100,000	99,668
General Electric Capital Corp
1.800% due 03/11/11	100,000	100,950
5.250% due 10/19/12	175,000	180,085
HCP Inc
5.650% due 12/15/13	25,000	22,792
HSBC Finance Corp
5.500% due 01/19/16	100,000	94,226
HSBC Holdings PLC (United Kingdom)
6.500% due 09/15/37	100,000	96,915
InterAmerican Development Bank (Multi-National)
4.250% due 09/10/18	25,000	25,024
International Bank for Reconstruction & Development (Multi-National)
2.000% due 04/02/12	100,000	100,053
JPMorgan Chase & Co
2.125% due 12/26/12	100,000	99,610
5.375% due 10/01/12	100,000	104,836
6.300% due 04/23/19	100,000	100,765
Kreditanstalt fuer Wiederaufbau (Germany)
2.000% due 01/17/12	100,000	100,520
3.500% due 03/10/14	100,000	102,011
4.500% due 07/16/18	50,000	51,314
Lincoln National Corp
8.750% due 07/01/19	15,000	15,152
Merrill Lynch & Co Inc
6.050% due 08/15/12	100,000	100,363
MetLife Inc
6.750% due 06/01/16	100,000	101,949
Morgan Stanley
6.000% due 04/28/15	100,000	99,908
Oesterreichische Kontrollbank AG (Austria)
2.875% due 03/15/11	100,000	102,223
Prudential Financial Inc
6.200% due 01/15/15	30,000	29,375
7.375% due 06/15/19	20,000	19,671
Simon Property Group LP
6.750% due 05/15/14	45,000	45,281
The Allstate Corp
6.200% due 05/16/14	75,000	78,780
The Bank of New York Mellon Corp
4.300% due 05/15/14	60,000	61,060
The Charles Schwab Corp
4.950% due 06/01/14	25,000	25,468
The Goldman Sachs Group Inc
5.625% due 01/15/17	125,000	118,980

See Notes to Financial Statements	See explanation of symbols and terms, if any, on C-24

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Principal
	Amount	Value
UBS AG (Switzerland)
5.875% due 12/20/17	$100,000	$93,277
Wells Fargo & Co
5.625% due 12/11/17	100,000	98,596

		3,680,461

Health Care - 0.7%

Express Scripts Inc
5.250% due 06/15/12	100,000	103,411
Pfizer Inc
7.200% due 03/15/39	100,000	118,982

		222,393

Industrials - 1.4%

Continental Airlines Inc
9.000% due 07/08/16	50,000	50,250
General Dynamics Corp
5.250% due 02/01/14	87,000	93,090
General Electric Co
5.250% due 12/06/17	150,000	147,554
Norfolk Southern Corp
5.900% due 06/15/19	50,000	51,915
Rockwell Collins Inc
5.250% due 07/15/19	100,000	103,589

		446,398

Information Technology - 0.8%

Cisco Systems Inc
4.950% due 02/15/19	200,000	200,369
Microsoft Corp
5.200% due 06/01/39	35,000	34,142
Xerox Corp
8.250% due 05/15/14	40,000	41,649

		276,160

Materials - 0.7%

ArcelorMittal (Luxembourg)
9.000% due 02/15/15	75,000	79,161
BHP Billiton Finance USA Ltd (Australia)
6.500% due 04/01/19	75,000	83,442
The Dow Chemical Co
7.600% due 05/15/14	35,000	36,101
The Valspar Corp
7.250% due 06/15/19	25,000	25,219

		223,923

Telecommunication Services - 2.0%

AT&T Inc
4.950% due 01/15/13	100,000	104,111
6.550% due 02/15/39	50,000	50,022
Deutsche Telekom International Finance BV (Netherlands)
5.875% due 08/20/13	100,000	105,019
Telecom Italia Capital SA (Luxembourg)
6.175% due 06/18/14	100,000	101,269
7.721% due 06/04/38	100,000	102,036
Verizon Communications Inc
6.350% due 04/01/19	100,000	104,203
Verizon Wireless Capital LLC
8.500% due 11/15/18 ~	50,000	59,847
Vodafone Group PLC (United Kingdom)
4.150% due 06/10/14	50,000	49,287

		675,794

Utilities - 1.7%

Consolidated Edison Co of New York Inc
6.650% due 04/01/19	50,000	55,689
DTE Energy Co
7.625% due 05/15/14	100,000	104,505
Duke Energy Carolinas LLC
6.100% due 06/01/37	25,000	26,221
Exelon Generation Co LLC
6.200% due 10/01/17	25,000	24,921
Florida Power & Light Co
5.950% due 02/01/38	25,000	26,814
Florida Power Corp
6.350% due 09/15/37	25,000	27,655
Metropolitan Edison Co
7.700% due 01/15/19	50,000	54,775
MidAmerican Energy Holdings Co
6.500% due 09/15/37	25,000	26,004
NiSource Finance Corp
10.750% due 03/15/16	50,000	55,535
Pacific Gas & Electric Co
6.250% due 03/01/39	25,000	26,782
Public Service Co of Colorado
5.125% due 06/01/19	15,000	15,442
The Southern Co
4.150% due 05/15/14	50,000	50,271
Virginia Electric & Power Co
5.000% due 06/30/19	35,000	35,362
8.875% due 11/15/38	25,000	33,578

		563,554

Total Corporate Bonds & Notes
(Cost $7,358,681)		7,492,555

MORTGAGE-BACKED SECURITIES - 40.9%

Collateralized Mortgage Obligations - Commercial - 2.9%

Banc of America Commercial Mortgage Inc
5.689% due 04/10/49 " §	100,000	76,023
Bear Stearns Commercial Mortgage Securities
4.750% due 02/13/46 " §	100,000	87,245
Citigroup Commercial Mortgage Trust
5.699% due 12/10/49 " §	100,000	79,343
CS First Boston Mortgage Securities Corp
6.387% due 08/15/36 "	368,754	371,120
GS Mortgage Securities Corp II
5.396% due 08/10/38 " §	100,000	89,406
JPMorgan Chase Commercial Mortgage Securities Corp
5.814% due 06/12/43 " §	100,000	78,949
LB-UBS Commercial Mortgage Trust
4.510% due 12/15/29 "	100,000	88,567
Wachovia Bank Commercial Mortgage Trust
4.964% due 11/15/35 " §	100,000	89,262

		959,915

Fannie Mae - 17.8%

4.500% due 07/01/39 "	450,000	448,875
5.000% due 04/01/24 - 07/01/39 "	2,613,193	2,674,326
5.500% due 07/01/39 "	1,900,000	1,960,859
6.000% due 07/01/39 "	350,000	365,805
6.500% due 07/01/39 "	375,000	399,316

		5,849,181

Freddie Mac - 15.4%

4.000% due 07/01/24 - 07/01/39 "	700,000	683,523
4.500% due 07/01/24 - 07/01/39 "	800,000	808,188
5.500% due 07/01/24 - 07/01/39 "	1,265,319	1,313,094
5.616% due 11/01/37 " §	402,383	422,401
6.000% due 07/01/39 "	1,500,000	1,565,859
6.500% due 07/01/39 "	250,000	265,664

		5,058,729

See Notes to Financial Statements	See explanation of symbols and terms, if any, on C-24

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Principal
	Amount	Value
Government National Mortgage Association - 4.8%

4.500% due 06/15/39 "	$200,000	$199,670
5.000% due 07/01/39 "	350,000	356,617
5.500% due 04/15/37 "	475,872	491,190
6.000% due 10/15/38 - 07/01/39 "	381,883	398,319
6.500% due 07/01/39 "	125,000	132,637

		1,578,433

Total Mortgage-Backed Securities (Cost $13,337,273)		13,446,258

ASSET-BACKED SECURITIES - 0.9%

Capital One Multi-Asset Execution Trust
3.200% due 04/15/14 "	100,000	100,701
Chase Issuance Trust
2.400% due 06/17/13 "	100,000	99,351
Citibank Credit Card Issuance Trust
5.650% due 09/20/19 "	100,000	101,979

Total Asset-Backed Securities (Cost $301,357)		302,031

U.S. GOVERNMENT AGENCY ISSUES - 8.4%

Fannie Mae
1.500% due 05/20/11	100,000	99,980
1.750% due 03/23/11	500,000	505,054
2.000% due 01/09/12	100,000	101,085
2.500% due 05/15/14	50,000	49,232
2.750% due 02/05/14	125,000	125,213
3.000% due 07/12/10	200,000	205,115
5.000% due 05/11/17	150,000	163,156
7.125% due 01/15/30	25,000	32,303
Federal Farm Credit Bank
2.125% due 06/18/12	100,000	100,429
Federal Home Loan Bank
1.375% due 05/16/11	200,000	200,746
1.625% due 07/27/11	100,000	100,622
3.375% due 08/13/10	200,000	206,312
5.000% due 11/17/17	100,000	106,594
Freddie Mac
2.125% due 03/23/12	200,000	201,995
2.500% due 01/07/14	200,000	198,347
3.125% due 10/25/10	100,000	103,148
5.000% due 04/18/17	150,000	164,020
6.250% due 07/15/32	75,000	89,290

Total U.S. Government Agency Issues (Cost $2,756,130)		2,752,641

U.S. TREASURY OBLIGATIONS - 24.5%

U.S. Treasury Bonds - 6.1%

4.250% due 05/15/39	150,000	148,359
4.500% due 02/15/36	250,000	257,266
6.250% due 05/15/30	290,000	367,213
6.375% due 08/15/27	345,000	435,185
7.250% due 05/15/16	250,000	313,516
8.125% due 08/15/21	250,000	346,914
8.750% due 05/15/17	100,000	136,953

		2,005,406

U.S. Treasury Notes - 18.4%

0.875% due 12/31/10	500,000	500,899
0.875% due 02/28/11	975,000	974,769
0.875% due 05/31/11	200,000	199,367
1.375% due 05/15/12	500,000	497,422
1.875% due 02/28/14	200,000	194,953
1.875% due 04/30/14	125,000	121,377
2.250% due 05/31/14	450,000	444,268
2.625% due 04/30/16	500,000	483,594
2.750% due 02/15/19	175,000	163,939
3.250% due 05/31/16	100,000	100,469
3.625% due 05/15/13	150,000	158,742
3.750% due 11/15/18	50,000	50,871
4.250% due 11/15/13	900,000	973,196
4.375% due 12/15/10	200,000	210,539
4.375% due 08/15/12	300,000	324,867
4.500% due 04/30/12	300,000	324,750
4.625% due 08/31/11	200,000	214,516
4.750% due 05/15/14	100,000	110,320

		6,048,858

Total U.S. Treasury Obligations (Cost $8,112,077)		8,054,264

FOREIGN GOVERNMENT BONDS & NOTES - 1.2%

Brazilian Government International Bond (Brazil)
8.000% due 01/15/18	50,000	56,250
10.125% due 05/15/27	50,000	69,500
Italian Republic (Italy)
3.500% due 07/15/11	100,000	101,756
Province of Ontario Canada (Canada)
2.625% due 01/20/12	100,000	101,766
Province of Quebec Canada (Canada)
7.500% due 09/15/29	25,000	30,712
United Mexican States (Mexico)
5.950% due 03/19/19	50,000	50,750

Total Foreign Government Bonds & Notes (Cost $407,043)		410,734

MUNICIPAL BONDS - 0.1%

State of California
7.500% due 04/01/34	50,000	45,767

Total Municipal Bonds (Cost $51,728)		45,767

	Shares

SHORT-TERM INVESTMENT - 35.0%

Money Market Fund - 35.0%

Federated Prime Obligations Fund	11,518,144	11,518,144

Total Short-Term Investment (Cost $11,518,144)		11,518,144

TOTAL INVESTMENTS - 133.8% (Cost $43,842,433)		44,022,394

OTHER ASSETS & LIABILITIES, NET - (33.8%)		(11,128,378)

NET ASSETS - 100.0%		$32,894,016

See Notes to Financial Statements	See explanation of symbols and terms, if any, on C-24

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2009, the portfolio was diversified as a percentage of net assets as follows:

Mortgage-Backed Securities	40.9%
Short-Term Investment	35.0%
U.S. Treasury Obligations	24.5%
Corporate Bonds & Notes	22.8%
U.S. Government Agency Issues	8.4%
Foreign Government Bonds & Notes	1.2%
Asset-Backed Securities	0.9%
Municipal Bonds	0.1%

133.8%
Other Assets & Liabilities, Net	(33.8%)

100.0%

(b)	As of June 30, 2009, the portfolio’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

AAA / U.S. Government & Agency Issues	79.1%
AA	3.2%
A	11.1%
BBB	6.1%
BB	0.1%
Not Rated	0.4%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on C-24

PACIFIC SELECT FUND
PD HIGH YIELD BOND INDEX PORTFOLIO
Schedule of Investments
June 30, 2009 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 98.3%

Consumer Discretionary - 20.1%

AMC Entertainment Inc
8.750% due 06/01/19 ~	$100,000	$94,500
Ameristar Casinos Inc
9.250% due 06/01/14 ~	150,000	153,750
Cablevision Systems Corp
8.000% due 04/15/12	350,000	348,250
Cengage Learning Acquisitions Inc
10.500% due 01/15/15 ~	100,000	81,500
Centex Corp
6.500% due 05/01/16	350,000	318,500
DirecTV Holdings LLC
7.625% due 05/15/16	350,000	342,125
Dollar General Corp
10.625% due 07/15/15	250,000	271,250
DR Horton Inc
5.250% due 02/15/15	350,000	292,250
Harrah’s Operating Co Inc
10.000% due 12/15/18 ~	350,000	203,000
Lennar Corp
5.600% due 05/31/15	250,000	198,125
Macy’s Retail Holdings Inc
5.900% due 12/01/16	350,000	285,545
MGM Mirage
13.000% due 11/15/13 ~	250,000	275,000
Michaels Stores Inc
10.000% due 11/01/14	100,000	84,500
Nielsen Finance LLC
10.000% due 08/01/14	250,000	237,812
Pulte Homes Inc
5.250% due 01/15/14	300,000	262,500
Quebecor Media Inc (Canada)
7.750% due 03/15/16	100,000	91,125
Royal Caribbean Cruises Ltd (Liberia)
7.000% due 06/15/13	250,000	219,688
Stanadyne Corp
10.000% due 08/15/14	25,000	19,625
Starwood Hotels & Resorts Worldwide Inc
7.875% due 10/15/14	500,000	470,495
XM Satellite Radio Inc
13.000% due 08/01/13 ~	75,000	61,406

		4,310,946

Consumer Staples - 7.2%

Constellation Brands Inc
7.250% due 05/15/17	500,000	465,000
Rite Aid Corp
9.500% due 06/15/17	150,000	98,250
SUPERVALU Inc
8.000% due 05/01/16	500,000	487,500
Tyson Foods Inc
7.850% due 04/01/16	500,000	484,654

		1,535,404

Energy - 9.7%

Chesapeake Energy Corp
6.500% due 08/15/17	500,000	422,500
Copano Energy LLC
7.750% due 06/01/18	50,000	45,375
El Paso Corp
7.000% due 06/15/17	500,000	457,824
Linn Energy LLC
11.750% due 05/15/17 ~	150,000	146,625
MarkWest Energy Partners LP
8.500% due 07/15/16	75,000	64,875
PetroHawk Energy Corp
7.875% due 06/01/15	500,000	465,000
Plains Exploration & Production Co
7.750% due 06/15/15	500,000	470,000

		2,072,199

Financials - 14.1%

American International Group Inc
6.250% due 03/15/37	200,000	52,500
8.175% due 05/15/58 ~ #	700,000	199,842
BAC Capital Trust XI
6.625% due 05/23/36	250,000	188,864
CIT Group Inc
7.625% due 11/30/12	500,000	342,695
Citigroup Capital XXI
8.300% due 12/21/57 §	350,000	273,360
First Data Corp
9.875% due 09/24/15	250,000	178,750
Ford Motor Credit Co LLC
7.250% due 10/25/11	750,000	649,076
General Motors Acceptance Corp LLC
6.875% due 09/15/11 ~	500,000	442,500
Genworth Financial Inc
6.150% due 11/15/66 §	50,000	22,528
Host Hotels & Resorts LP
6.750% due 06/01/16	405,000	353,362
Nuveen Investments Inc
10.500% due 11/15/15 ~	50,000	34,750
Realogy Corp
10.500% due 04/15/14	100,000	43,750
Residential Capital LLC
9.625% due 05/15/15	250,000	160,000
The Royal Bank of Scotland Group PLC (United Kingdom)
7.640% ± §	200,000	81,089

		3,023,066

Health Care - 11.4%

Biomet Inc
11.625% due 10/15/17	250,000	246,250
Boston Scientific Corp
6.000% due 06/15/11	500,000	501,250
Community Health Systems Inc
8.875% due 07/15/15	500,000	492,500
HCA Inc
9.250% due 11/15/16	500,000	493,750
Inverness Medical Innovations Inc
9.000% due 05/15/16	200,000	194,000
Omnicare Inc
6.125% due 06/01/13	413,000	375,830
Tenet Healthcare Corp
8.875% due 07/01/19 ~	150,000	151,500

		2,455,080

Industrials - 6.2%

Corrections Corp of America
6.750% due 01/31/14	300,000	286,500
L-3 Communications Corp
6.375% due 10/15/15	500,000	456,250
Masco Corp
6.125% due 10/03/16	150,000	126,115
RailAmerica Inc
9.250% due 07/01/17 ~	50,000	48,500
RBS Global Inc
9.500% due 08/01/14	100,000	86,000
The Hertz Corp
8.875% due 01/01/14	350,000	323,750

		1,327,115

See Notes to Financial Statements	See explanation of symbols and terms, if any, on C-24

PACIFIC SELECT FUND
PD HIGH YIELD BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Principal
	Amount	Value
Information Technology - 3.3%

DISH DBS Corp
7.125% due 02/01/16	$350,000	$328,125
Freescale Semiconductor Inc
8.875% due 12/15/14	100,000	51,000
SunGard Data Systems Inc
9.125% due 08/15/13	350,000	332,500

		711,625

Materials - 2.4%

Georgia-Pacific LLC
8.250% due 05/01/16 ~	250,000	243,750
Owens-Brockway Glass Container Inc
7.375% due 05/15/16 ~	70,000	68,250
Teck Resources Ltd (Canada)
10.750% due 05/15/19 ~	200,000	215,331

		527,331

Telecommunication Services - 15.3%

CC Holdings GS V LLC
7.750% due 05/01/17 ~	300,000	294,000
Frontier Communications Corp
8.250% due 05/01/14	500,000	475,000
Intelsat Jackson Holdings Ltd (Bermuda)
11.250% due 06/15/16	750,000	768,750
Level 3 Financing Inc
9.250% due 11/01/14	300,000	247,500
Qwest Capital Funding Inc
7.250% due 02/15/11	250,000	243,750
Sprint Nextel Corp
6.000% due 12/01/16	1,000,000	822,500
West Corp
9.500% due 10/15/14	100,000	88,000
Windstream Corp
8.625% due 08/01/16	350,000	336,875

		3,276,375

Utilities - 8.6%

CMS Energy Corp
8.750% due 06/15/19	25,000	25,415
Dynegy Holdings Inc
7.750% due 06/01/19	350,000	274,312
Edison Mission Energy
7.000% due 05/15/17	500,000	386,250
NRG Energy Inc
7.250% due 02/01/14	300,000	291,750
RRI Energy Inc
7.625% due 06/15/14	250,000	230,000
Texas Competitive Electric Holdings Co LLC
10.250% due 11/01/15	500,000	313,750
The AES Corp
8.000% due 10/15/17	350,000	327,250

		1,848,727

Total Corporate Bonds & Notes (Cost $20,961,928)		21,087,868

	Shares
SHORT-TERM INVESTMENT - 1.6%

Money Market Fund - 1.6%

Federated Prime Obligations Fund	334,098	$334,098

Total Short-Term Investment (Cost $334,098)		334,098

TOTAL INVESTMENTS - 99.9% (Cost $21,296,026)		21,421,966

OTHER ASSETS & LIABILITIES, NET - 0.1%		22,727

NET ASSETS - 100.0%		$21,444,693

Notes to Schedule of Investments

(a)	As of June 30, 2009, the portfolio was diversified as a percentage of net assets as follows:

Consumer Discretionary	20.1%
Telecommunication Services	15.3%
Financials	14.1%
Health Care	11.4%
Energy	9.7%
Utilities	8.6%
Consumer Staples	7.2%
Industrials	6.2%
Information Technology	3.3%
Materials	2.4%
Short-Term Investment	1.6%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	As of June 30, 2009, the portfolio’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

BBB	1.8%
BB	53.7%
B	25.9%
CCC	10.3%
CC	6.1%
C	2.0%
Not Rated	0.2%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on C-24

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Summary Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%

Consumer Discretionary - 10.1%

Amazon.com Inc *	858	$71,780
McDonald’s Corp	2,879	165,514
Nike Inc ‘B’	945	48,932
Target Corp	1,965	77,558
Other Securities		871,850

		1,235,634

Consumer Staples - 16.1%

Altria Group Inc	5,402	88,539
Colgate-Palmolive Co	1,305	92,316
Costco Wholesale Corp	1,135	51,869
Kimberly-Clark Corp	943	49,441
PepsiCo Inc	4,047	222,423
Philip Morris International Inc	5,118	223,247
The Coca-Cola Co	4,748	227,857
The Procter & Gamble Co	4,967	253,814
Wal-Mart Stores Inc	5,768	279,402
Walgreen Co	2,591	76,175
Other Securities		411,287

		1,976,370

Energy - 4.3%

Exxon Mobil Corp	3,273	228,816
Schlumberger Ltd (Netherlands)	1,404	75,971
Other Securities		216,897

		521,684

Financials - 4.9%

Other Securities		598,541

Health Care - 16.9%

Abbott Laboratories	4,033	189,712
Amgen Inc *	2,643	139,920
Baxter International Inc	1,581	83,730
Bristol-Myers Squibb Co	2,870	58,290
Celgene Corp *	1,203	57,552
Eli Lilly & Co	1,389	48,115
Gilead Sciences Inc *	2,367	110,870
Johnson & Johnson	5,564	316,035
Medco Health Solutions Inc *	1,261	57,514
Medtronic Inc	2,923	101,983
Schering-Plough Corp	3,579	89,905
Other Securities		824,227

		2,077,853

Industrials - 9.8%

3M Co	1,813	108,961
Emerson Electric Co	1,964	63,634
Honeywell International Inc	1,945	61,073
Lockheed Martin Corp	831	67,020
United Parcel Service Inc ‘B’	1,806	90,282
United Technologies Corp	2,005	104,180
Other Securities		710,415

		1,205,565

Information Technology - 30.8%

Accenture Ltd ‘A’ (Bermuda)	1,603	53,636
Apple Inc *	2,323	330,865
Cisco Systems Inc *	15,005	279,693
Corning Inc	3,468	55,696
Dell Inc *	4,477	61,469
Google Inc ‘A’ *	620	261,386
Hewlett-Packard Co	4,830	186,680
Intel Corp	8,946	148,056
International Business Machines Corp	3,447	359,936
Microsoft Corp	20,068	477,016
Oracle Corp	9,974	213,643
QUALCOMM Inc	4,319	195,219
Texas Instruments Inc	3,328	70,886
Visa Inc ‘A’	1,173	73,031
Other Securities		1,015,287

		3,782,499

Materials - 3.8%

Monsanto Co	1,425	105,935
Newmont Mining Corp	1,252	51,169
Praxair Inc	804	57,140
Other Securities		254,485

		468,729

Telecommunication Services - 0.6%

Other Securities		70,553

Utilities - 1.0%

Other Securities		118,980

Total Common Stocks (Cost $11,767,598)		12,056,408

EXCHANGE-TRADED FUND - 0.3%

Other Security		33,070

Total Exchange-Traded Fund (Cost $33,294)		33,070

	Principal
	Amount
SHORT-TERM INVESTMENT - 4.8%

Repurchase Agreement - 4.8%

Fixed Income Clearing Corp
0.010% due 07/01/09 (Dated 06/30/09, repurchase price of $590,000; collateralized by Federal Home Loan Bank: 5.648% due 11/27/37 and market value $606,513)	$590,000	590,000

Total Short-Term Investment (Cost $590,000)		590,000

TOTAL INVESTMENTS - 103.4% (Cost $12,390,892)		12,679,478

OTHER ASSETS & LIABILITIES, NET - (3.4%)		(419,661)

NET ASSETS - 100.0%		$12,259,817

See Notes to Financial Statements	See explanation of symbols and terms, if any, on C-24

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Summary Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2009, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	30.8%
Health Care	16.9%
Consumer Staples	16.1%
Consumer Discretionary	10.1%
Industrials	9.8%
Financials	4.9%
Short-Term Investment	4.8%
Energy	4.3%
Materials	3.8%
Utilities	1.0%
Telecommunication Services	0.6%
Exchange-Traded Fund	0.3%

103.4%
Other Assets & Liabilities, Net	(3.4%)

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Other Securities represent securities not identified as a top-fifty holding in terms of market value, and not exceeding one percent of the portfolio’s net assets as of June 30, 2009.

(d)	A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to the WHERE TO GO FOR MORE INFORMATION section of this report.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on C-24

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Summary Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.9%

Consumer Discretionary - 8.9%

Comcast Corp ‘A’	7,838	$113,573
Lowe’s Cos Inc	2,980	57,842
News Corp ‘A’	6,637	60,463
The Home Depot Inc	4,665	110,234
The Walt Disney Co	5,472	127,662
Time Warner Inc	3,528	88,870
Other Securities		622,972

		1,181,616

Consumer Staples - 5.7%

CVS Caremark Corp	2,983	95,068
Kraft Foods Inc ‘A’	4,341	110,001
The Coca-Cola Co	1,462	70,161
The Procter & Gamble Co	2,946	150,541
Other Securities		338,995

		764,766

Energy - 19.3%

Anadarko Petroleum Corp	1,473	66,859
Apache Corp	989	71,356
Chevron Corp	5,901	390,941
ConocoPhillips	4,364	183,550
Devon Energy Corp	1,310	71,395
Exxon Mobil Corp	10,646	744,262
Marathon Oil Corp	2,089	62,942
Occidental Petroleum Corp	2,388	157,154
Schlumberger Ltd (Netherlands)	1,910	103,350
XTO Energy Inc	1,711	65,258
Other Securities		649,873

		2,566,940

Financials - 22.4%

American Express Co	2,444	56,799
Bank of America Corp	22,522	297,290
CME Group Inc	184	57,244
JPMorgan Chase & Co	11,045	376,745
Morgan Stanley	2,879	82,080
The Bank of New York Mellon Corp	2,802	82,127
The Goldman Sachs Group Inc	1,390	204,942
The Travelers Cos Inc	1,727	70,876
U.S. Bancorp	5,592	100,209
Wells Fargo & Co	11,908	288,888
Other Securities		1,361,116

		2,978,316

Health Care - 9.7%

Johnson & Johnson	1,836	104,285
Merck & Co Inc	5,051	141,226
Pfizer Inc	19,813	297,195
UnitedHealth Group Inc	3,506	87,580
WellPoint Inc *	1,328	67,582
Wyeth	3,030	137,532
Other Securities		456,462

		1,291,862

Industrials - 9.8%

Burlington Northern Santa Fe Corp	776	57,067
General Electric Co	31,112	364,633
The Boeing Co	1,966	83,555
Other Securities		795,005

		1,300,260

Information Technology - 4.8%

EMC Corp *	5,319	69,679
Hewlett-Packard Co	1,595	61,647
Intel Corp	6,273	103,818
Other Securities		404,659

		639,803

Materials - 3.5%

Other Securities		473,009

Telecommunication Services - 6.2%

AT&T Inc	17,371	431,496
Verizon Communications Inc	8,366	257,087
Other Securities		132,913

		821,496

Utilities - 7.6%

Dominion Resources Inc	1,742	58,218
Duke Energy Corp	3,800	55,442
Exelon Corp	1,756	89,925
FPL Group Inc	1,054	59,930
The Southern Co	2,308	71,917
Other Securities		674,412

		1,009,844

Total Common Stocks (Cost $12,919,878)		13,027,912

EXCHANGE-TRADED FUND - 0.6%

iShares Russell 1000 Value Index Fund	1,550	73,780

Total Exchange-Traded Fund (Cost $74,267)		73,780

	Principal
	Amount
SHORT-TERM INVESTMENT - 5.4%

Repurchase Agreement - 5.4%

Fixed Income Clearing Corp
0.010% due 07/01/09 (Dated 06/30/09, repurchase price of $718,000; collateralized by Federal Home Home Loan Bank: 5.648% due 11/27/37 and market value $736,838)	$718,000	718,000

Total Short-Term Investment (Cost $718,000)		718,000

TOTAL INVESTMENTS - 103.9% (Cost $13,712,145)		13,819,692

OTHER ASSETS & LIABILITIES, NET - (3.9%)		(517,232)

NET ASSETS - 100.0%		$13,302,460

See Notes to Financial Statements	See explanation of symbols and terms, if any, on C-24

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Summary Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2009 the portfolio was diversified as a percentage of net assets as follows:

Financials	22.4%
Energy	19.3%
Industrials	9.8%
Health Care	9.7%
Consumer Discretionary	8.9%
Utilities	7.6%
Telecommunication Services	6.2%
Consumer Staples	5.7%
Short-Term Investment	5.4%
Information Technology	4.8%
Materials	3.5%
Exchange-Traded Fund	0.6%

103.9%
Other Assets & Liabilities, Net	(3.9%)

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Other Securities represent securities not identified as a top-fifty holding in terms of market value, and not exceeding one percent of the portfolio’s net assets as of June 30, 2009.

(d)	A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to the WHERE TO GO FOR MORE INFORMATION section of this report.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on C-24

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Summary Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.3%

Consumer Discretionary - 14.3%

Bally Technologies Inc *	942	$28,185
Carter’s Inc *	799	19,663
Corinthian Colleges Inc *	1,410	23,871
Fossil Inc *	830	19,986
J.Crew Group Inc *	871	23,534
Jack in the Box Inc *	1,000	22,450
The Warnaco Group Inc *	792	25,661
Tractor Supply Co *	628	25,949
Tupperware Brands Corp	1,082	28,154
Other Securities		774,475

		991,928

Consumer Staples - 3.8%

Chattem Inc *	315	21,452
Other Securities		244,561

		266,013

Energy - 3.3%

Arena Resources Inc *	659	20,989
World Fuel Services Corp	514	21,192
Other Securities		186,383

		228,564

Financials - 5.5%

Stifel Financial Corp *	489	23,516
Other Securities		358,009

		381,525

Health Care - 23.5%

American Medical Systems Holdings Inc *	1,303	20,587
AMERIGROUP Corp *	924	24,809
athenahealth Inc *	581	21,503
Auxilium Pharmaceuticals Inc *	737	23,127
Haemonetics Corp *	441	25,137
HealthSouth Corp *	1,576	22,757
Isis Pharmaceuticals Inc *	1,609	26,548
Masimo Corp *	876	21,120
NuVasive Inc *	630	28,098
Onyx Pharmaceuticals Inc *	983	27,780
Owens & Minor Inc	572	25,065
Quality Systems Inc	407	23,183
Regeneron Pharmaceuticals Inc *	1,113	19,945
STERIS Corp	1,007	26,263
Thoratec Corp *	995	26,646
West Pharmaceutical Services Inc	562	19,586
Other Securities		1,257,250

		1,639,404

Industrials - 14.2%

American Superconductor Corp *	765	20,081
ESCO Technologies Inc *	451	20,205
Tetra Tech Inc *	1,061	30,398
Watson Wyatt Worldwide Inc ‘A’	604	22,668
Other Securities		896,445

		989,797

Information Technology - 26.6%

3Com Corp *	5,600	26,376
ARRIS Group Inc *	1,670	20,307
Atheros Communications Inc *	1,051	20,221
Concur Technologies Inc *	701	21,787
Data Domain Inc *	836	27,881
Informatica Corp *	1,504	25,854
Jack Henry & Associates Inc	1,447	30,025
Palm Inc *	2,111	34,979
Parametric Technology Corp *	2,045	23,906
Riverbed Technology Inc *	951	22,054
Skyworks Solutions Inc *	2,909	28,450
Solera Holdings Inc *	1,204	30,582
Synaptics Inc *	593	22,920
Tessera Technologies Inc *	839	21,218
VistaPrint Ltd * (Bermuda)	742	31,646
Other Securities		1,460,229

		1,848,435

Materials - 2.0%

Rock-Tenn Co ‘A’	597	22,782
Other Securities		118,930

		141,712

Telecommunication Services - 1.9%

Other Securities		131,635

Utilities - 0.2%

Other Securities		16,111

Total Common Stocks (Cost $6,309,284)		6,635,124

EXCHANGE-TRADED FUND - 3.5%

iShares Russell 2000 Growth Index Fund	4,337	245,864

Total Exchange-Traded Fund (Cost $243,169)		245,864

	Principal
	Amount
SHORT-TERM INVESTMENT - 2.3%

Repurchase Agreement - 2.3%

Fixed Income Clearing Corp
0.010% due 07/01/09 (Dated 06/30/09, repurchase price of $160,000; collateralized by Federal Home Loan Bank: 5.648% due 11/27/37 and market value $165,413)	$160,000	160,000

Total Short-Term Investment (Cost $160,000)		160,000

TOTAL INVESTMENTS - 101.1% (Cost $6,712,453)		7,040,988

OTHER ASSETS & LIABILITIES, NET - (1.1%)		(75,017)

NET ASSETS - 100.0%		$6,965,971

See Notes to Financial Statements	See explanation of symbols and terms, if any, on C-24

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Summary Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2009, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	26.6%
Health Care	23.5%
Consumer Discretionary	14.3%
Industrials	14.2%
Financials	5.5%
Consumer Staples	3.8%
Exchange-Traded Fund	3.5%
Energy	3.3%
Short-Term Investment	2.3%
Materials	2.0%
Telecommunication Services	1.9%
Utilities	0.2%

101.1%
Other Assets & Liabilities, Net	(1.1%)

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Other Securities represent securities not identified as a top-fifty holding in terms of market value, and not exceeding one percent of the portfolio’s net assets as of June 30, 2009.

(d)	A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to the WHERE TO GO FOR MORE INFORMATION section of this report.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on C-24

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Summary Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.7%

Consumer Discretionary - 10.7%

Rent-A-Center Inc *	1,253	$22,341
The Men’s Wearhouse Inc	937	17,972
Other Securities		715,807

		756,120

Consumer Staples - 3.0%

Other Securities		208,142

Energy - 5.5%

Bill Barrett Corp *	729	20,018
Nordic American Tanker Shipping Ltd (Bermuda)	801	25,488
Other Securities		340,315

		385,821

Financials - 33.2%

American Campus Communities Inc REIT	990	21,958
BioMed Realty Trust Inc REIT	1,860	19,028
FirstMerit Corp	1,555	26,404
Hatteras Financial Corp REIT	688	19,670
Healthcare Realty Trust Inc REIT	1,127	18,967
Highwoods Properties Inc REIT	1,344	30,065
Home Properties Inc REIT	626	21,347
IPC Holdings Ltd (Bermuda)	1,044	28,543
MFA Financial Inc REIT	4,225	29,237
Montpelier Re Holdings Ltd (Bermuda)	1,639	21,782
National Retail Properties Inc REIT	1,517	26,320
NewAlliance Bancshares Inc	2,027	23,310
Omega Healthcare Investors Inc REIT	1,276	19,804
PHH Corp *	1,031	18,744
Platinum Underwriters Holdings Ltd (Bermuda)	971	27,761
ProAssurance Corp *	628	29,020
Prosperity Bancshares Inc	875	26,101
Redwood Trust Inc REIT	1,281	18,908
Trustmark Corp	1,090	21,059
UMB Financial Corp	611	23,224
Washington REIT	983	21,990
Other Securities		1,846,085

		2,339,327

Health Care - 5.1%

Magellan Health Services Inc *	670	21,989
Other Securities		340,331

		362,320

Industrials - 16.8%

Brady Corp ‘A’	909	22,834
CLARCOR Inc	617	18,010
Curtiss-Wright Corp	847	25,181
Granite Construction Inc	563	18,737
JetBlue Airways Corp *	4,367	18,647
Kaydon Corp	631	20,545
Moog Inc ‘A’ *	793	20,467
Regal-Beloit Corp	679	26,970
Other Securities		1,016,473

		1,187,864

Information Technology - 11.3%

Anixter International Inc *	479	18,006
CACI International Inc ‘A’ *	509	21,739
Perot Systems Corp ‘A’ *	1,290	18,486
Polycom Inc *	961	19,479
Other Securities		720,264

		797,974

Materials - 5.5%

Sensient Technologies Corp	925	20,877
Other Securities		366,137

		387,014

Telecommunication Services - 0.6%

Other Securities		43,797

Utilities - 7.0%

Avista Corp	1,038	18,487
Cleco Corp	1,146	25,693
IDACORP Inc	895	23,395
New Jersey Resources Corp	670	24,817
Nicor Inc	858	29,704
Northwest Natural Gas Co	503	22,293
Piedmont Natural Gas Co Inc	1,307	31,512
Portland General Electric Co	1,425	27,759
Southwest Gas Corp	843	18,723
WGL Holdings Inc	951	30,451
Other Securities		240,229

		493,063

Total Common Stocks (Cost $6,944,902)		6,961,442

CLOSED-END MUTUAL FUND - 0.0%

Other Security		2,586

Total Closed-End Mutual Fund (Cost $2,329)		2,586

EXCHANGE-TRADED FUND - 0.3%

iShares Russell 2000 Value Index Fund	510	23,730

Total Exchange-Traded Fund (Cost $23,814)		23,730

	Principal
	Amount
SHORT-TERM INVESTMENT - 2.7%

Repurchase Agreement - 2.7%

Fixed Income Clearing Corp
0.010% due 07/01/09 (Dated 06/30/09, repurchase price of $188,000; collateralized by Federal Home Loan Bank: 5.648% due 11/27/37 and market value $195,488)	$188,000	188,000

Total Short-Term Investment (Cost $188,000)		188,000

TOTAL INVESTMENTS - 101.7% (Cost $7,159,045)		7,175,758

OTHER ASSETS & LIABILITIES, NET - (1.7%)		(122,642)

NET ASSETS - 100.0%		$7,053,116

See Notes to Financial Statements	See explanation of symbols and terms, if any, on C-24

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Summary Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2009, the portfolio was diversified as a percentage of net assets as follows:

Financials	33.2%
Industrials	16.8%
Information Technology	11.3%
Consumer Discretionary	10.7%
Utilities	7.0%
Energy	5.5%
Materials	5.5%
Health Care	5.1%
Consumer Staples	3.0%
Short-Term Investment	2.7%
Telecommunication Services	0.6%
Exchange-Traded Fund	0.3%

101.7%
Other Assets & Liabilities, Net	(1.7%)

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Other Securities represent securities not identified as a top-fifty holding in terms of market value, and not exceeding one percent of the portfolio’s net assets as of June 30, 2009.

(d)	A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to the WHERE TO GO FOR MORE INFORMATION section of this report.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on C-24

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Australia - 0.0%

Rio Tinto Ltd Exp. 07/01/09 * ж	276	$4,693

Total Rights (Cost $5,762)		4,693

PREFERRED STOCKS - 0.2%

Germany - 0.2%

Fresenius SE +	221	11,957
Porsche Automobil Holding SE +	208	14,000

		25,957

Total Preferred Stocks (Cost $25,914)		25,957

COMMON STOCKS - 97.5%

Australia - 6.0%

Australia & New Zealand Banking Group Ltd +	2,187	28,983
BHP Billiton Ltd ADR	3,400	186,082
Commonwealth Bank of Australia +	1,479	46,360
CSL Ltd +	1,045	27,020
Macquarie Group Ltd +	854	26,736
National Australia Bank Ltd +	2,802	50,481
Newcrest Mining Ltd +	1,139	27,839
Origin Energy Ltd +	2,145	25,256
QBE Insurance Group Ltd +	1,651	26,419
Rio Tinto Ltd +	526	21,972
Santos Ltd +	2,092	24,511
Wesfarmers Ltd +	1,587	28,895
Westpac Banking Corp ADR	800	64,480
Woodside Petroleum Ltd +	728	25,150
Woolworths Ltd +	2,433	51,618

		661,802

Belgium - 0.4%

Anheuser-Busch InBev NV +	1,299	47,101

Canada - 9.2%

Agnico-Eagle Mines Ltd	300	15,803
Agrium Inc	225	8,985
Bank of Montreal	800	33,715
Bank of Nova Scotia	1,600	59,727
Barrick Gold Corp	1,400	47,122
BCE Inc	450	9,285
Bombardier Inc ‘B’	3,600	10,678
Cameco Corp	450	11,544
Canadian Imperial Bank of Commerce	700	35,092
Canadian National Railway Co	750	32,221
Canadian Natural Resources Ltd	500	26,304
Canadian Pacific Railway Ltd	300	11,962
Enbridge Inc	750	26,024
EnCana Corp	850	42,144
Goldcorp Inc	950	33,021
Great-West Lifeco Inc	600	11,761
Husky Energy Inc	400	11,187
Imperial Oil Ltd	620	24,051
Kinross Gold Corp	1,400	25,517
Manulife Financial Corp	2,550	44,263
National Bank of Canada	300	13,863
Nexen Inc	1,000	21,725
Potash Corp of Saskatchewan Inc	500	46,636
Research In Motion Ltd *	600	42,650
Rogers Communications Inc ‘B’	800	20,565
Royal Bank of Canada	2,200	89,975
Shaw Communications Inc ‘B’	700	11,783
Shoppers Drug Mart Corp	350	15,042
SNC-Lavalin Group Inc	325	11,973
Sun Life Financial Inc	1,000	26,996
Suncor Energy Inc	1,462	44,458
Talisman Energy Inc	1,750	25,141
The Teck Resources Ltd ‘B’ *	850	13,556
The Toronto-Dominion Bank	1,400	72,326
Thomson Reuters Corp	400	11,641
TransCanada Corp	950	25,581
Yamana Gold Inc	1,200	10,668

		1,024,985

Denmark - 0.8%

Novo Nordisk AS ADR	800	43,568
Vestas Wind Systems AS * +	565	40,547

		84,115

Finland - 1.0%

Nokia Oyj ADR	7,900	115,182

France - 9.5%

Accor SA +	566	22,551
Air Liquide SA +	553	50,741
Alstom SA +	400	23,750
AXA SA +	1,403	26,554
AXA SA ADR	1,300	24,648
BNP Paribas +	1,544	100,688
Bouygues SA +	589	22,275
Carrefour SA +	875	37,524
Cie de Saint-Gobain +	718	24,159
Compagnie Generale des Etablissements Michelin +	412	23,596
Credit Agricole SA +	1,860	23,321
Danone +	603	29,899
Electricite de France SA +	523	25,537
France Telecom SA +	1,083	24,642
France Telecom SA ADR	1,800	41,058
GDF Suez +	1,400	52,405
L’Oreal SA +	362	27,173
LVMH Moet Hennessy Louis Vuitton SA +	340	26,076
Pernod-Ricard SA +	420	26,554
Sanofi-Aventis SA +	1,713	101,220
Schneider Electric SA +	340	26,023
Societe Generale +	1,109	60,873
Total SA +	2,220	120,325
Veolia Environnement +	857	25,338
Vinci SA +	524	23,645
Vivendi +	2,781	66,754

		1,057,329

Germany - 7.4%

Adidas AG +	342	13,033
Allianz SE +	757	69,827
BASF SE +	1,225	48,806
Bayer AG +	977	52,504
Bayerische Motoren Werke AG +	369	13,939
Commerzbank AG * +	1,573	9,806
Daimler AG	1,600	58,032
Deutsche Bank AG	1,000	61,000
Deutsche Boerse AG +	270	21,013
Deutsche Post AG +	2,078	27,132
Deutsche Telekom AG ADR	3,200	37,760
E.ON AG +	1,988	70,569

See Notes to Financial Statements	See explanation of symbols and terms, if any, on C-24

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
Fresenius Medical Care AG & Co KGaA +	319	$14,335
K+S AG +	341	19,234
Linde AG +	190	15,609
MAN SE +	209	12,860
Merck KGaA +	142	14,449
Muenchener Rueckversicherungs AG +	290	39,180
RWE AG +	533	42,032
SAP AG +	297	11,974
SAP AG ADR	1,500	60,285
Siemens AG +	1,342	92,802
ThyssenKrupp AG +	529	13,179

		819,360

Hong Kong - 1.8%

Cheung Kong Holdings Ltd +	3,000	34,225
CLP Holdings Ltd +	5,500	36,480
Hang Seng Bank Ltd +	2,200	30,650
Hong Kong Exchanges & Clearing Ltd +	2,000	30,913
Hutchison Whampoa Ltd +	3,000	19,458
Sun Hung Kai Properties Ltd +	4,000	49,825

		201,551

Ireland - 0.3%

CRH PLC ADR	1,600	36,848

Italy - 2.7%

Assicurazioni Generali SPA +	1,526	31,782
Enel SPA +	6,632	32,376
ENI SPA ADR	1,800	85,338
Intesa Sanpaolo SPA * +	12,362	39,948
Telecom Italia SPA +	19,059	26,425
UniCredit SPA * +	21,820	55,189
Unione di Banche Italiane SCPA +	1,840	23,977

		295,035

Japan - 22.2%

Aeon Co Ltd +	1,400	13,814
Ajinomoto Co Inc +	2,000	15,821
Asahi Breweries Ltd +	1,100	15,763
Asahi Glass Co Ltd +	2,000	16,020
Asahi Kasei Corp +	3,000	15,221
Astellas Pharma Inc +	1,000	35,312
Bridgestone Corp +	900	14,098
Canon Inc ADR	2,600	84,578
Central Japan Railway Co +	4	24,590
Chiba Bank Ltd +	2,000	13,053
Chubu Electric Power Co Inc +	1,900	43,878
Chugai Pharmaceutical Co Ltd +	600	11,417
Dai Nippon Printing Co Ltd +	2,000	27,384
Daiichi Sankyo Co Ltd +	1,300	23,204
Daikin Industries Ltd +	400	12,873
Daiwa House Industry Co Ltd +	1,000	10,753
Daiwa Securities Group Inc +	2,000	11,884
Denso Corp +	900	23,069
East Japan Railway Co +	300	18,062
Electric Power Development Co Ltd +	400	11,350
FANUC Ltd +	400	32,055
Fast Retailing Co Ltd +	100	13,032
FUJIFILM Holdings Corp +	800	25,460
Fujitsu Ltd +	3,000	16,297
Hankyu Hanshin Holdings Inc +	3,000	14,045
Hitachi Ltd ADR	800	24,776
Honda Motor Co Ltd ADR	3,100	84,847
HOYA Corp +	700	14,022
ITOCHU Corp +	3,000	20,818
JFE Holdings Inc +	800	26,878
JS Group Corp +	800	12,347
Kao Corp +	1,000	21,760
KDDI Corp +	5	26,530
Keyence Corp +	100	20,373
Kintetsu Corp +	4,000	17,632
Kirin Holdings Co Ltd +	2,000	27,903
Kobe Steel Ltd +	8,000	14,899
Konica Minolta Holdings Inc +	1,500	15,673
Kubota Corp ADR	600	24,552
Kyocera Corp ADR	300	22,410
Kyushu Electric Power Co Inc +	900	19,369
Mitsubishi Chemical Holdings Corp +	3,500	14,804
Mitsubishi Corp +	1,300	23,989
Mitsubishi Electric Corp +	3,000	18,960
Mitsubishi Estate Co Ltd +	3,000	49,805
Mitsubishi Heavy Industries Ltd +	4,000	16,553
Mitsubishi Motors Corp * +	10,000	18,741
Mitsubishi UFJ Financial Group Inc +	6,000	37,049
Mitsubishi UFJ Financial Group Inc ADR	8,300	50,962
Mitsui & Co Ltd ADR	200	47,008
Mitsui Sumitomo Insurance Group Holdings Inc +	800	20,929
Mizuho Financial Group Inc ADR	6,400	29,504
Murata Manufacturing Co Ltd +	500	21,340
NEC Corp * +	3,000	11,735
Nidec Corp ADR	700	10,577
Nintendo Co Ltd +	300	83,026
Nippon Oil Corp +	2,000	11,777
Nippon Telegraph & Telephone Corp ADR	1,300	26,455
Nomura Holdings Inc ADR	3,500	29,505
NTT DoCoMo Inc ADR	3,200	46,560
Odakyu Electric Railway Co Ltd +	2,000	17,098
Osaka Gas Co Ltd +	5,000	15,937
Panasonic Corp ADR	4,600	61,594
Resona Holdings Inc +	800	11,214
Ricoh Co Ltd +	1,000	12,882
Rohm Co Ltd +	300	21,881
Secom Co Ltd +	500	20,293
Sekisui House Ltd +	1,000	10,128
Seven & I Holdings Co Ltd +	800	18,762
Sharp Corp +	3,000	31,123
Shikoku Electric Power Co Inc +	500	14,912
Shin-Etsu Chemical Co Ltd +	400	18,552
Shionogi & Co Ltd +	1,000	19,321
Shiseido Co Ltd +	1,000	16,360
SMC Corp +	200	21,475
Sony Corp ADR	1,800	46,548
Sumitomo Chemical Co Ltd +	3,000	13,491
Sumitomo Corp +	1,300	13,214
Sumitomo Electric Industries Ltd +	1,200	13,454
Sumitomo Metal Industries Ltd +	7,000	18,608
Suzuki Motor Corp +	600	13,454
T&D Holdings Inc +	450	12,857
Takeda Pharmaceutical Co Ltd +	500	19,440
Terumo Corp +	400	17,635
The Bank of Yokohama Ltd +	3,000	16,058
The Chugoku Electric Power Co Inc +	800	16,703
The Kansai Electric Power Co Inc +	1,500	33,088
The Shizuoka Bank Ltd +	2,000	19,793
The Sumitomo Trust & Banking Co Ltd +	3,000	16,098
The Tokyo Electric Power Co Inc +	700	17,998
Tobu Railway Co Ltd +	2,000	11,740
Tohoku Electric Power Co Inc +	1,000	20,889
Tokio Marine Holdings Inc +	900	24,711
Tokyo Electron Ltd +	500	24,130
Tokyo Gas Co Ltd +	6,000	21,435
Tokyu Corp +	3,000	15,134
Toray Industries Inc +	3,000	15,270
Toyota Motor Corp ADR	2,500	188,825
West Japan Railway Co +	4	13,228
Yamato Holdings Co Ltd +	1,000	13,296

		2,455,730

See Notes to Financial Statements	See explanation of symbols and terms, if any, on C-24

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
Luxembourg - 0.5%

ArcelorMittal	1,600	$52,928

Netherlands - 2.1%

Akzo Nobel +	523	23,118
Heineken NV +	697	25,976
ING Groep ADR	3,650	37,011
Koninklijke Ahold NV +	1,943	22,400
Koninklijke KPN NV +	2,417	33,349
Koninklijke Philips Electronics NV +	1,335	24,648
Koninklijke Philips Electronics NV ‘NY’	700	12,894
Unilever NV CVA +	1,021	24,694
Unilever NV ‘NY’	1,150	27,807

		231,897

Norway - 0.4%

StatoilHydro ASA ADR	2,200	43,494

Singapore - 0.8%

DBS Group Holdings Ltd +	5,000	40,536
Singapore Telecommunications Ltd +	23,000	47,452

		87,988

Spain - 4.5%

Banco Bilbao Vizcaya Argentaria SA ADR	7,300	91,688
Banco Santander SA ADR	10,750	130,075
Iberdrola SA +	5,858	47,769
Inditex SA +	557	26,807
Repsol YPF SA ADR	1,300	29,068
Telefonica SA ADR	2,600	176,514

		501,921

Sweden - 2.1%

Hennes & Mauritz AB +	1,046	52,231
Nordea Bank AB +	7,758	61,656
Sandvik AB +	2,952	22,002
Telefonaktiebolaget LM Ericsson ‘B’ +	6,909	68,063
TeliaSonera AB +	5,296	27,874

		231,826

Switzerland - 7.0%

ABB Ltd ADR	3,000	47,340
Compagnie Financiere Richemont SA ‘A’ +	876	18,263
Credit Suisse Group AG ADR	2,100	96,033
Holcim Ltd * +	479	27,272
Julius Baer Holding AG +	584	22,713
Nestle SA +	4,205	158,774
Novartis AG ADR	3,300	134,607
Roche Holding AG +	854	116,359
Syngenta AG +	103	23,965
Syngenta AG ADR	700	32,564
UBS AG *	4,000	48,840
Zurich Financial Services AG +	271	47,900

		774,630

United Kingdom - 18.7%

Anglo American PLC +	2,173	63,537
Antofagasta PLC +	751	7,291
AstraZeneca PLC ADR	2,100	92,694
Autonomy Corp PLC * +	504	11,942
Aviva PLC +	3,528	19,864
BAE Systems PLC +	4,659	26,035
Barclays PLC +	5,832	27,102
Barclays PLC ADR	2,100	38,724
BG Group PLC +	4,553	76,671
BHP Billiton PLC +	2,595	58,488
BHP Billiton PLC ADR	300	13,638
BP PLC ADR	4,575	218,136
British American Tobacco PLC ADR	800	44,640
British Sky Broadcasting Group PLC ADR	325	9,756
BT Group PLC ADR	1,650	27,720
Cable & Wireless PLC +	5,487	12,043
Cadbury PLC +	1,413	12,078
Cadbury PLC ADR	400	13,760
Cairn Energy PLC * +	312	12,064
Carnival PLC ADR	375	10,046
Centrica PLC +	6,728	24,739
Compass Group PLC +	2,536	14,315
Diageo PLC ADR	600	34,350
Experian PLC +	1,885	14,136
G4S PLC +	3,602	12,406
GlaxoSmithKline PLC ADR	2,650	93,651
HSBC Holdings PLC (LI) +	1,389	11,572
HSBC Holdings PLC ADR	3,300	137,841
Imperial Tobacco Group PLC +	1,333	34,695
International Power PLC +	3,421	13,437
J. Sainsbury PLC +	2,489	12,854
Kingfisher PLC +	4,358	12,786
Legal & General Group PLC +	12,064	11,284
Man Group PLC +	3,434	15,741
Marks & Spencer Group PLC +	2,479	12,501
National Grid PLC ADR	450	20,353
Next PLC +	537	13,011
Pearson PLC ADR	1,700	17,187
Prudential PLC +	3,652	24,963
Reckitt Benckiser Group PLC +	788	35,986
Reed Elsevier PLC ADR	300	8,943
Rio Tinto PLC ADR	300	49,161
Rolls-Royce Group PLC * +	4,941	29,542
Royal Dutch Shell PLC ADR	3,400	172,924
RSA Insurance Group PLC +	6,388	12,684
SABMiller PLC +	1,197	24,440
Scottish & Southern Energy PLC +	1,861	35,013
Shire Ltd ADR	225	9,333
Smith & Nephew PLC ADR	300	11,178
Smiths Group PLC +	1,054	12,196
Standard Chartered PLC +	3,123	58,722
Standard Life PLC +	4,397	13,505
Tesco PLC +	11,502	67,170
The Capita Group PLC +	1,239	14,609
Tullow Oil PLC +	926	14,342
Unilever PLC ADR	1,275	29,962
United Utilities Group PLC +	1,443	11,833
Vodafone Group PLC ADR	3,500	68,215
WM Morrison Supermarkets PLC +	3,187	12,448
WPP PLC ADR	300	9,978
Xstrata PLC +	3,461	37,615

		2,067,850

United States - 0.1%

Tim Hortons Inc	400	9,773

Total Common Stocks (Cost $10,467,442)		10,801,345

See Notes to Financial Statements	See explanation of symbols and terms, if any, on C-24

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 4.8%

Repurchase Agreement - 4.8%

Fixed Income Clearing Corp 0.010% due 07/01/09 (Dated 06/30/09, repurchase price of $527,000; collateralized by Federal Home Loan Bank: 5.648% due 11/27/37 and market value $541,350)	$527,000	$527,000

Total Short-Term Investment (Cost $527,000)		527,000

TOTAL INVESTMENTS - 102.5% (Cost $11,026,118)		11,358,995

OTHER ASSETS & LIABILITIES, NET - (2.5%)		(280,708)

NET ASSETS - 100.0%		$11,078,287

Notes to Schedule of Investments

(a)	As of June 30, 2009, the portfolio was diversified as a percentage of net assets as follows:

Financials	24.1%
Materials	10.4%
Energy	10.1%
Industrials	9.6%
Consumer Discretionary	8.9%
Consumer Staples	8.8%
Health Care	7.6%
Information Technology	6.5%
Utilities	5.9%
Telecommunication Services	5.8%
Short-Term Investment	4.8%

102.5%
Other Assets & Liabilities, Net	(2.5%)

100.0%

(b)	As of June 30, 2009, the portfolio was diversified by geographical region as a percentage of net assets as follows:

Japan	22.2%
United Kingdom	18.7%
France	9.5%
Canada	9.2%
Germany	7.6%
Switzerland	7.0%
Australia	6.0%
United States	4.9%
Spain	4.5%
Italy	2.7%
Netherlands	2.1%
Sweden	2.1%
Hong Kong	1.8%
Finland	1.0%
Denmark	0.8%
Singapore	0.8%
Luxembourg	0.5%
Belgium	0.4%
Norway	0.4%
Ireland	0.3%

102.5%
Other Assets & Liabilities, Net	(2.5%)

100.0%

(c)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(d)	Securities with a total aggregate market value of $6,106,509 or 55.1% of the net assets were fair valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(e)	Less than 0.1% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on C-24

PACIFIC SELECT FUND
PD EMERGING MARKETS PORTFOLIO
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Hong Kong - 0.0%

China Resources Power Holdings Co Ltd Exp. 07/09/10 *	1,000	$426

Total Rights
(Cost $0)		426

PREFERRED STOCKS - 4.1%

Brazil - 4.1%

Cia Energetica de Minas Gerais	2,900	38,997
Itau Unibanco Holding SA ADR	9,000	142,470
Petroleo Brasileiro SA ADR	8,100	270,216
Usinas Siderurgicas de Minas Gerais SA	1,100	23,359
Vale SA ADR	1,998	30,669

		505,711

Total Preferred Stocks
(Cost $436,784)		505,711

COMMON STOCKS - 93.1%

Brazil - 7.6%

Banco Bradesco SA	8,300	101,616
Banco Bradesco SA ADR	6,900	101,913
Banco do Brasil SA	4,900	52,964
BM&F BOVESPA SA	6,400	38,475
Cia de Bebidas das Americas ADR	1,050	68,072
Cia Siderurgica Nacional SA ADR	1,750	39,113
Embraer - Empresa Brasileira de Aeronautica SA ADR	2,500	41,400
Gerdau SA ADR	6,300	65,961
Petroleo Brasileiro SA ADR	6,500	266,370
Ultrapar Participacoes SA ADR	800	25,304
Vale SA ADR	6,950	122,528

		923,716

Chile - 2.2%

Banco de Chile ADR	1,135	48,294
Banco Santander Chile ADR	1,100	51,359
Empresa Nacional de Electricidad SA ADR	1,700	84,643
Enersis SA ADR	1,800	33,246
Lan Airlines SA ADR	4,400	52,932

		270,474

China - 6.3%

Aluminum Corp of China Ltd ADR	2,300	53,682
Bank of China Ltd +	170,000	80,502
China Coal Energy Co +	4,000	4,721
China Communications Construction Co Ltd +	8,000	9,265
China Construction Bank Corp +	76,000	58,464
China Life Insurance Co Ltd ADR	2,850	158,004
China Petroleum & Chemical Corp ADR	1,400	106,204
China Shenhua Heavy Industry Co Ltd ‘H’ +	4,500	16,440
China Telecom Corp Ltd ADR	1,100	54,736
Industrial & Commercial Bank of China +	150,000	104,096
PetroChina Co Ltd ADR	850	93,908
Ping An Insurance Group Co of China Ltd +	5,000	33,560

		773,582

Czech Republic - 0.8%

CEZ AS +	720	32,432
Komercni Banka AS +	225	30,998
Telefonica O2 Czech Republic AS * +	1,470	33,558

		96,988

Hong Kong - 5.4%

China Mobile Ltd ADR	7,350	368,088
China Overseas Land & Investment Ltd +	2,000	4,585
China Resources Power Holdings Co Ltd +	10,000	22,067
China Unicom Hong Kong Ltd ADR	7,600	101,384
CNOOC Ltd ADR	1,300	159,939

		656,063

Hungary - 0.6%

OTP Bank PLC * +	4,369	78,991

India - 10.4%

ICICI Bank Ltd ADR	9,200	271,400
Infosys Technologies Ltd ADR	15,000	551,700
Reliance Industries Ltd GDR (LI) * + ~	1,546	128,888
Reliance Industries Ltd GDR (OTC) * + ~	2,486	206,338
Sterlite Industries India Ltd ADR	8,800	109,472

		1,267,798

Indonesia - 2.8%

P.T. Astra International Tbk +	33,500	77,781
P.T. Bank Central Asia Tbk +	156,000	53,471
P.T. Bank Mandiri Tbk +	100,000	30,970
P.T. Bank Rakyat Indonesia Tbk +	88,000	53,954
P.T. Telekomunikasi Indonesia Tbk ADR	4,000	119,920

		336,096

Israel - 4.3%

NICE Systems Ltd ADR *	1,000	23,070
Teva Pharmaceutical Industries Ltd ADR	10,170	501,788

		524,858

Malaysia - 6.3%

British American Tobacco Malaysia Bhd +	3,600	45,799
Bumiputra-Commerce Holdings Bhd +	45,800	117,587
Digi.Com Bhd +	6,800	42,905
Genting Malaysia Bhd +	61,900	47,408
IOI Corp Bhd +	57,700	77,189
Kuala Lumpur Kepong Bhd +	13,000	43,910
Malayan Banking Bhd +	60,500	101,301
MISC Bhd +	19,300	47,127
PLUS Expressways Bhd +	44,900	40,836
PPB Group Bhd +	14,300	47,122
Sime Darby Bhd +	41,100	81,079
YTL Corp Bhd +	20,700	40,873
YTL Power International Bhd +	55,000	33,760

		766,896

Mexico - 7.8%

America Movil SAB de CV ‘L’ ADR	7,650	296,208
Carso Global Telecom SAB de CV *	7,100	26,258
Cemex SAB de CV ADR *	12,480	116,563
Fomento Economico Mexicano SAB de CV ADR	3,600	116,064
Grupo Elektra SA de CV	1,215	55,358
Grupo Mexico SAB de CV	37,269	40,755
Grupo Televisa SA ADR	8,100	137,700
Telefonos de Mexico SAB de CV ADR	4,900	79,429
Wal-Mart de Mexico SAB de CV ‘V’	30,400	90,150

		958,485

Philippines - 0.4%

Philippine Long Distance Telephone Co ADR	1,000	49,720

See Notes to Financial Statements	See explanation of symbols and terms, if any, on C-24

PACIFIC SELECT FUND
PD EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value

Poland - 1.6%

Bank Pekao SA * +	1,251	$45,153
KGHM Polska Miedz SA +	1,479	38,043
Polskie Gornictwo Naftowe I Gazownictwo SA +	22,886	29,293
Powszechna Kasa Oszczednosci Bank Polski SA +	5,344	42,969
Telekomunikacja Polska SA +	7,313	35,426

		190,884

South Africa - 11.0%

African Bank Investments Ltd +	12,684	45,701
African Rainbow Minerals Ltd +	1,851	31,222
Anglo Platinum Ltd +	1,008	71,405
AngloGold Ashanti Ltd ADR	4,400	161,172
ArcelorMittal South Africa Ltd +	3,427	42,480
Aspen Pharmacare Holdings Ltd * +	7,684	54,612
Bidvest Group Ltd +	4,150	52,075
FirstRand Ltd +	20,404	37,246
Gold Fields Ltd ADR	10,500	126,525
Harmony Gold Mining Co Ltd ADR *	5,600	57,792
Murray & Roberts Holdings Ltd +	3,345	21,691
Naspers Ltd +	5,411	142,506
Nedbank Group Ltd +	3,858	49,121
Pretoria Portland Cement Co Ltd +	10,548	39,731
Sanlam Ltd +	21,483	48,167
Sasol Ltd ADR	4,200	146,244
Shoprite Holdings Ltd +	6,798	48,482
Standard Bank Group Ltd +	5,286	60,811
Steinhoff International Holdings Ltd * +	33,841	58,769
Tiger Brands Ltd +	2,572	48,061

		1,343,813

South Korea - 10.2%

Hynix Semiconductor Inc * +	1,900	20,188
Hyundai Heavy Industries Co Ltd +	100	14,847
Hyundai Mobis +	280	24,395
Hyundai Motor Co +	760	43,957
Hyundai Steel Co +	510	23,445
KB Financial Group Inc ADR *	3,700	123,247
Korea Electric Power Corp ADR *	5,300	60,950
KT&G Corp +	540	30,471
LG Chem Ltd +	210	22,886
LG Corp +	480	22,819
LG Display Co Ltd ADR	3,700	46,213
LG Electronics Inc +	460	42,021
POSCO ADR	2,500	206,675
Samsung C&T Corp +	670	22,456
Samsung Electronics Co Ltd +	540	249,677
Samsung Fire & Marine Insurance Co Ltd +	180	26,463
Samsung Heavy Industries Co Ltd +	880	19,876
Samsung Securities Co Ltd +	390	20,605
Shinhan Financial Group Co Ltd ADR	2,100	106,743
Shinsegae Co Ltd +	70	27,662
SK Energy Co Ltd +	290	23,197
SK Holdings Co Ltd +	260	21,612
SK Telecom Co Ltd ADR	3,000	45,450

		1,245,855

Taiwan - 11.7%

Acer Inc +	12,000	20,772
Advanced Semiconductor Engineering Inc ADR	19,900	59,103
Asia Cement Corp +	35,000	37,118
Asustek Computer Inc +	20,000	25,855
AU Optronics Corp ADR	15,600	151,008
Cathay Financial Holding Co Ltd +	31,000	45,574
Chang Hwa Commercial Bank +	92,000	40,046
China Development Financial Holding Corp +	142,000	33,630
China Steel Corp +	49,000	41,969
Chinatrust Financial Holding Co Ltd +	43,000	25,831
Compal Electronics Inc +	44,000	35,585
Far Eastern Textile Co Ltd +	17,000	19,582
First Financial Holding Co Ltd +	37,000	21,958
Formosa Chemicals & Fibre Corp * +	18,000	27,017
Formosa Plastics Corp +	26,000	46,247
HON HAI Precision Industry Co Ltd +	14,950	45,848
HTC Corp +	3,000	42,156
Hua Nan Financial Holdings Co Ltd +	79,000	47,146
InnoLux Display Corp +	17,000	20,667
Lite-On Technology Corp +	54,000	46,801
MediaTek Inc +	5,000	59,362
Mega Financial Holding Co Ltd +	88,000	40,235
Nan Ya Plastics Corp +	47,000	60,841
Siliconware Precision Industries Co +	31,000	35,868
Taiwan Cement Corp +	38,000	36,192
Taiwan Cooperative Bank +	36,000	20,650
Taiwan Semiconductor Manufacturing Co Ltd +	156,000	256,027
Uni-President Enterprises Corp +	39,000	40,057
United Microelectronics Corp +	64,000	21,564
Yuanta Financial Holding Co Ltd +	35,000	23,396

		1,428,105

Thailand - 2.5%

Advanced Info Service PCL +	18,500	48,989
Kasikornbank PCL +	27,500	53,185
PTT Exploration & Production PCL +	18,600	73,711
PTT PCL	12,000	82,418
Siam Commercial Bank PCL	24,200	53,273

		311,576

Turkey - 1.2%

Turkcell Iletisim Hizmet ADR	7,300	101,178
Turkiye Garanti Bankasi * +	16,603	44,382

		145,560

Total Common Stocks
(Cost $10,462,064)		11,369,460

EXCHANGE-TRADED FUND - 2.0%

United States - 2.0%

PowerShares India Portfolio	13,700	248,107

Total Exchange-Traded Fund
(Cost $222,876)		248,107

See Notes to Financial Statements	See explanation of symbols and terms, if any, on C-24

PACIFIC SELECT FUND
PD EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 1.1%

Repurchase Agreement - 1.1%

Fixed Income Clearing Corp 0.010% due 07/01/09 (Dated 06/30/09, repurchase price of $133,000; collateralized by Federal Home Loan Bank: 5.648% due 11/27/37 and market value $140,350)	$$133,000	$$133,000

Total Short-Term Investment
(Cost $133,000)		133,000

TOTAL INVESTMENTS - 100.3%
(Cost $11,254,724)		12,256,704

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(41,965)

NET ASSETS - 100.0%		$12,214,739

Notes to Schedule of Investments

(a)	As of June 30, 2009, the portfolio was diversified as a percentage of net assets as follows:

Financials	22.8%
Information Technology	14.1%
Materials	13.7%
Energy	13.4%
Telecommunication Services	11.4%
Consumer Staples	5.5%
Consumer Discretionary	5.1%
Health Care	4.5%
Industrials	3.8%
Utilities	2.9%
Exchange-Traded Fund	2.0%
Short-Term Investment	1.1%

100.3%
Other Assets & Liabilities, Net	(0.3%)

100.0%

(b)	As of June 30, 2009, the portfolio was diversified by geographical region as a percentage of net assets as follows:

Brazil	11.7%
Taiwan	11.7%
South Africa	11.0%
India	10.4%
South Korea	10.2%
Mexico	7.8%
China	6.3%
Malaysia	6.3%
Hong Kong	5.4%
Israel	4.3%
United States	3.1%
Indonesia	2.8%
Thailand	2.5%
Chile	2.2%
Poland	1.6%
Turkey	1.2%
Czech Republic	0.8%
Hungary	0.6%
Philippines	0.4%

100.3%
Other Assets & Liabilities, Net	(0.3%)

100.0%

(c)	Short-term securities reflect either the stated coupon rate or the annualized effective yields on the date of purchase for discounted securities.

(d)	Securities with a total aggregate market value of $4,965,779 or 40.7% of the net assets were fair valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on C-24

PACIFIC SELECT FUND
Schedule of Investments (Continued)
Explanation of Symbols and Terms
June 30, 2009 (Unaudited)

Explanation of Symbols:

*	Non-income producing securities.

+	Securities were fair valued under the procedures established by the Fund’s Board of Trustees (the “Board”), including considerations to determine fair values for certain foreign equity securities, if applicable.

~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.

"	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

§	Variable rate securities. The rate shown is based on the latest available information as of June 30, 2009.

ж	Illiquid holdings. Holdings were reported as illiquid by the portfolio manager or adviser pursuant to the Fund’s policy and procedures (See Note 2G to Notes to Financial Statements).

Explanation of Terms:

ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen (Dutch Certificate)
GDR	Global Depositary Receipt
LI	London Stock Exchange
‘NY’	New York Shares
OTC	Over the Counter
REIT	Real Estate Investment Trust
Note:
The descriptions and industry classifications of the companies shown in the schedule of investments were obtained from published reports and other sources believed to be reliable.
See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2009 (Unaudited)

	Pacific	Pacific
	Dynamix -	Dynamix -	Pacific
	Conservative	Moderate	Dynamix -	PD Aggregate	PD High Yield	PD Large-Cap
	Growth	Growth	Growth	Bond Index	Bond Index	Growth Index
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS
Investments in affiliates, at value	$15,314,581	$26,938,479	$24,097,525	$—	$—	$—
Investments, at value	—	—	—	44,022,394	21,421,966	12,089,478
Repurchase agreements, at value	—	—	—	—	—	590,000
Cash	—	—	—	—	1,250	413
Receivables:
Dividends and interest	—	—	—	217,126	364,058	11,760
Fund shares sold	10,189	—	711,823	147,968	509	150,604
Securities sold	—	737	—	455,622	—	2,457,769
Due from Adviser	1,990	2,489	2,721	2,782	3,235	9,474
Other Assets	—	—	—	214	58	—

Total Assets	15,326,760	26,941,705	24,812,069	44,846,106	21,791,076	15,309,498

LIABILITIES
Payables:
Fund shares redeemed	—	737	—	265	30	125
Securities purchased	10,189	—	711,823	11,946,707	339,332	3,039,085
Accrued advisory fees	2,270	4,092	3,259	3,909	6,133	1,219
Accrued service fees	411	864	720	—	—	—
Accrued support service expenses	69	103	81	150	124	47
Accrued custodian, and portfolio accounting and tax fees	939	1,048	928	700	468	7,722
Accrued deferred trustee compensation and retirement benefits	22	33	26	48	39	15
Accrued offering expenses	988	758	1,035	—	—	1,370
Accrued other	143	214	167	311	257	98

Total Liabilities	15,031	7,849	718,039	11,952,090	346,383	3,049,681

NET ASSETS	$15,311,729	$26,933,856	$24,094,030	$32,894,016	$21,444,693	$12,259,817

NET ASSETS CONSIST OF:
Paid-in capital (1)	$15,061,342	$26,497,875	$23,689,504	$32,727,117	$21,193,362	$11,915,695
Undistributed earnings (1)	250,387	435,981	404,526	166,899	251,331	344,122

NET ASSETS	$15,311,729	$26,933,856	$24,094,030	$32,894,016	$21,444,693	$12,259,817

Shares outstanding, $.001 par value (unlimited shares authorized)	1,494,206	2,599,328	2,302,632	3,276,073	2,117,420	1,165,955

Net Asset Value Per Share	$10.25	$10.36	$10.46	$10.04	$10.13	$10.51

Investments in affiliates, at cost	$15,062,428	$26,498,482	$23,683,083	$—	$—	$—
Investments, at cost	—	—	—	43,842,433	21,296,026	11,800,892
Repurchase agreements, at cost	—	—	—	—	—	590,000

(1) All portfolios elected to be treated as partnerships for Federal income tax purposes (see Note 14 to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2009 (Unaudited)

	PD Large-Cap	PD Small-Cap	PD Small-Cap	PD International	PD Emerging
	Value Index	Growth Index	Value Index	Large-Cap	Markets
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS
Investments, at value	$13,101,692	$6,880,988	$6,987,758	$10,831,995	$12,123,704
Repurchase agreements, at value	718,000	160,000	188,000	527,000	133,000
Cash	—	164	730	328	659
Foreign currency held, at value	—	—	—	70,596	18,628
Receivables:
Dividends and interest	18,474	1,889	11,815	14,646	19,490
Fund shares sold	172,264	42,913	50,133	129,147	28,473
Securities sold	2,926,034	1,895,239	2,159,207	—	—
Due from Adviser	9,596	8,942	11,010	7,950	787

Total Assets	16,946,060	8,990,135	9,408,653	11,581,662	12,324,741

LIABILITIES
Payables:
Fund shares redeemed	148	22	29	96	22
Securities purchased	3,631,941	2,014,287	2,343,570	493,119	89,348
Due to custodian	777	—	—	—	—
Accrued advisory fees	1,310	757	770	2,057	5,909
Accrued support service expenses	50	35	35	45	67
Accrued custodian, and portfolio accounting and tax fees	7,858	7,509	9,586	6,455	5,536
Accrued deferred trustee compensation and retirement benefits	16	11	11	14	21
Accrued foreign capital gains tax	—	—	—	—	8,045
Accrued offering expenses	1,396	1,471	1,463	1,391	914
Accrued other	104	72	73	94	140
Other liabilities	—	—	—	104	—

Total Liabilities	3,643,600	2,024,164	2,355,537	503,375	110,002

NET ASSETS	$13,302,460	$6,965,971	$7,053,116	$11,078,287	$12,214,739

NET ASSETS CONSIST OF:
Paid-in capital (1)	$13,089,520	$6,583,771	$6,975,046	$10,689,078	$11,149,011
Undistributed earnings (1)	212,940	382,200	78,070	389,209	1,065,728

NET ASSETS	$13,302,460	$6,965,971	$7,053,116	$11,078,287	$12,214,739

Shares outstanding, $.001 par value (unlimited shares authorized)	1,273,260	652,366	693,212	1,022,910	1,104,674

Net Asset Value Per Share	$10.45	$10.68	$10.17	$10.83	$11.06

Investments, at cost	$12,994,145	$6,552,453	$6,971,045	$10,499,118	$11,121,724
Repurchase agreements, at cost	718,000	160,000	188,000	527,000	133,000
Foreign currency held, at cost	—	—	—	70,619	18,783

(1) All portfolios elected to be treated as partnerships for Federal income tax purposes (see Note 14 to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2009 (Unaudited)

	Pacific	Pacific
	Dynamix -	Dynamix -	Pacific
	Conservative	Moderate	Dynamix -	PD Aggregate	PD High Yield	PD Large-Cap
	Growth	Growth	Growth	Bond Index	Bond Index	Growth Index
	Portfolio(1)	Portfolio(1)	Portfolio(1)	Portfolio(1)	Portfolio(1)	Portfolio(1)

INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$—	$—	$—	$11,280	$2,972	$27,117
Dividends from affiliated mutual fund investments	6,285	8,802	—	—	—	—
Interest, net of foreign taxes withheld	—	—	—	88,064	316,207	162
Other	—	—	—	—	—	6

Total Investment Income	6,285	8,802	—	99,344	319,179	27,285

EXPENSES
Advisory fees	3,946	6,060	4,801	6,822	12,140	1,900
Service fees	3,946	6,060	4,801	—	—	—
Support services expenses	69	103	81	150	124	47
Custodian fees and expenses	828	912	822	457	242	7,655
Portfolio accounting and tax fees	111	136	106	243	226	66
Printing expenses	38	57	45	83	69	26
Postage and mailing expenses	26	38	30	55	46	18
Legal and audit fees	74	111	87	161	133	51
Trustees’ compensation and expenses	22	33	25	48	39	15
Offering expenses	2,000	2,000	2,000	2,000	2,000	2,000
Other	6	8	6	13	9	3

Total Expenses	11,066	15,518	12,804	10,032	15,028	11,781
Adviser Reimbursement	(1,990)	(2,489)	(2,721)	(2,782)	(3,235)	(9,474)

Net Expenses	9,076	13,029	10,083	7,250	11,793	2,307

NET INVESTMENT INCOME (LOSS)	(2,791)	(4,227)	(10,083)	92,094	307,386	24,978

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment security and forward transactions	—	—	—	(105,156)	13,022	33,006
Investment securities from affiliated mutual fund investments	1,025	211	167	—	—	—
Futures contracts transactions	—	—	—	—	—	(2,448)

Net Realized Gain (Loss)	1,025	211	167	(105,156)	13,022	30,558

Change in net unrealized appreciation (depreciation) on:
Investment securities and forwards	—	—	—	179,961	125,940	288,586
Investment securities from affiliated mutual fund investments	252,153	439,997	414,442	—	—	—

Change in Net Unrealized Appreciation	252,153	439,997	414,442	179,961	125,940	288,586

NET GAIN	253,178	440,208	414,609	74,805	138,962	319,144

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$250,387	$435,981	$404,526	$166,899	$446,348	$344,122

Foreign taxes withheld on dividends and interest	$—	$—	$—	$—	$—	$11

(1) Operations commenced on May 1, 2009.
See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2009 (Unaudited)

	PD Large-Cap	PD Small-Cap	PD Small-Cap	PD International	PD Emerging
	Value Index	Growth Index	Value Index	Large-Cap	Markets
	Portfolio (1)	Portfolio (1)	Portfolio (1)	Portfolio (1)	Portfolio (1)

INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$40,063	$6,549	$24,069	$36,660	$63,870
Interest, net of foreign taxes withheld	177	95	101	142	184
Other	38	4	5	—	—

Total Investment Income	40,278	6,648	24,175	36,802	64,054

EXPENSES
Advisory fees	2,018	1,369	1,391	3,291	11,314
Support services expenses	50	35	35	45	67
Custodian fees and expenses	7,789	7,451	9,527	6,388	5,417
Portfolio accounting and tax fees	69	58	59	67	119
Printing expenses	28	19	19	25	37
Postage and mailing expenses	19	13	13	17	25
Legal and audit fees	54	37	38	49	72
Trustees’ compensation and expenses	16	11	11	14	21
Offering expenses	2,000	2,000	2,000	2,000	2,000
Other	4	3	3	3	5

Total Expenses	12,047	10,996	13,096	11,899	19,077
Adviser Reimbursement	(9,596)	(8,942)	(11,010)	(7,950)	(787)

Net Expenses	2,451	2,054	2,086	3,949	18,290

NET INVESTMENT INCOME	37,827	4,594	22,089	32,853	45,764

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment security and forward transactions	68,647	54,550	44,511	28,361	34,675
Futures contracts transactions	(1,081)	(5,479)	(5,243)	—	—
Foreign currency transactions	—	—	—	(5,416)	(8,601)

Net Realized Gain	67,566	49,071	39,268	22,945	26,074

Change in net unrealized appreciation (depreciation) on:
Investment securities and forwards (2)	107,547	328,535	16,713	332,877	993,935
Foreign currencies	—	—	—	534	(45)

Change in Net Unrealized Appreciation	107,547	328,535	16,713	333,411	993,890

NET GAIN	175,113	377,606	55,981	356,356	1,019,964

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$212,940	$382,200	$78,070	$389,209	$1,065,728

Foreign taxes withheld on dividends and interest	$15	$—	$10	$5,534	$5,476

(1)	Operations commenced on May 1, 2009.

(2)	Change in net unrealized appreciation (depreciation) on securities for the PD Emerging Markets Portfolio is net of increase in deferred foreign capital gains tax of $8,045.
See Notes to Financial Statements

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED JUNE 30, 2009 (Unaudited)

	Pacific Dynamix -	Pacific Dynamix -
	Conservative	Moderate	Pacific Dynamix -	PD Aggregate	PD High Yield	PD Large-Cap
	Growth	Growth	Growth	Bond Index	Bond Index	Growth Index
	Portfolio (1)	Portfolio (1)	Portfolio (1)	Portfolio (1)	Portfolio (1)	Portfolio (1)
OPERATIONS
Net investment income (loss)	($2,791)	($4,227)	($10,083)	$92,094	$307,386	$24,978
Net realized gain (loss)	1,025	211	167	(105,156)	13,022	30,558
Change in net unrealized appreciation	252,153	439,997	414,442	179,961	125,940	288,586

Net Increase in Net Assets Resulting from Operations	250,387	435,981	404,526	166,899	446,348	344,122

DISTRIBUTIONS TO SHAREHOLDERS
Net Decrease from Dividends and Distributions to Shareholders	—	—	—	—	(195,017)	—

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	15,092,852	26,499,632	23,689,876	32,749,702	21,000,375	11,921,487
Dividend and distribution reinvestments	—	—	—	—	195,017	—
Cost of shares repurchased	(31,510)	(1,757)	(372)	(22,585)	(2,030)	(5,792)

Net Increase in Net Assets from Capital Share Transactions	15,061,342	26,497,875	23,689,504	32,727,117	21,193,362	11,915,695

NET INCREASE IN NET ASSETS	15,311,729	26,933,856	24,094,030	32,894,016	21,444,693	12,259,817

NET ASSETS
Beginning of Period	—	—	—	—	—	—

End of Period	$15,311,729	$26,933,856	$24,094,030	$32,894,016	$21,444,693	$12,259,817

	PD Large-Cap	PD Small-Cap	PD Small-Cap	PD International	PD Emerging
	Value Index	Growth Index	Value Index	Large-Cap	Markets
	Portfolio (1)	Portfolio (1)	Portfolio (1)	Portfolio (1)	Portfolio (1)
OPERATIONS
Net investment income	$37,827	$4,594	$22,089	$32,853	$45,764
Net realized gain	67,566	49,071	39,268	22,945	26,074
Change in net unrealized appreciation	107,547	328,535	16,713	333,411	993,890

Net Increase in Net Assets Resulting from Operations	212,940	382,200	78,070	389,209	1,065,728
DISTRIBUTIONS TO SHAREHOLDERS
Net Decrease from Dividends and Distributions to Shareholders	—	—	—	—	—

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	13,096,684	6,584,902	6,976,634	10,694,145	11,149,355
Dividend and distribution reinvestments	—	—	—	—	—
Cost of shares repurchased	(7,164)	(1,131)	(1,588)	(5,067)	(344)

Net Increase in Net Assets from Capital Share Transactions	13,089,520	6,583,771	6,975,046	10,689,078	11,149,011

NET INCREASE IN NET ASSETS	13,302,460	6,965,971	7,053,116	11,078,287	12,214,739

NET ASSETS
Beginning of Period	—	—	—	—	—

End of Period	$13,302,460	$6,965,971	$7,053,116	$11,078,287	$12,214,739

(1)	Operations commenced on May 1, 2009.
See Notes to Financial Statements

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS
Selected per share, ratios and supplemental data for each period ended were as follows:

		Investment Activities					Ratios / Supplemental Data
											Ratios of
											Net
											Investment
									Ratios of	Ratios of	Income
									Expenses	Expenses	(Loss)
									After	Before	After
			Net			Net			Expense	Expense	Expense
	Net Asset	Net	Realized			Asset			Reductions	Reductions	Reductions
	Value,	Investment	and	Total from		Value,	Total	Net Assets,	to Average	to Average	to Average	Portfolio
	Beginning	Income	Unrealized	Investment	Total	End of	Returns	End of	Net Assets	Net Assets	Net Assets	Turnover
For the Period Ended	of Period	(Loss)	Gain	Operations	Distributions	Period	(1)	Period	(2), (3)	(3)	(3)	Rates

Pacific Dynamix — Conservative Growth (4)
05/01/2009 - 06/30/2009 (5), (6)	$10.00	($—) (7)	$0.25	$0.25	$—	$10.25	2.47%	$15,311,729	0.46%	0.56%	(0.14%)	0.22%

Pacific Dynamix — Moderate Growth (4)
05/01/2009 - 06/30/2009 (5), (6)	$10.00	($—) (7)	$0.36	$0.36	$—	$10.36	3.62%	$26,933,856	0.43%	0.51%	(0.14%)	0.03%

Pacific Dynamix — Growth (4)
05/01/2009 - 06/30/2009 (5), (6)	$10.00	($0.01)	$0.47	$0.46	$—	$10.46	4.64%	$24,094,030	0.42%	0.53%	(0.42%)	0.02%

PD Aggregate Bond Index (4)
05/01/2009 - 06/30/2009 (5), (6)	$10.00	$0.04	$— (7)	$0.04	$—	$10.04	0.41%	$32,894,016	0.17%	0.23%	2.14%	123.92%

PD High Yield Bond Index (4)
05/01/2009 - 06/30/2009 (5), (6)	$10.00	$0.15	$0.07	$0.22	($0.09)	$10.13	2.19%	$21,444,693	0.34%	0.43%	8.85%	2.59%

PD Large-Cap Growth Index (4)
05/01/2009 - 06/30/2009 (5), (6)	$10.00	$0.03	$0.48	$0.51	$—	$10.51	5.15%	$12,259,817	0.17%	0.85%	1.80%	43.78%

PD Large-Cap Value Index (4)
05/01/2009 - 06/30/2009 (5), (6)	$10.00	$0.04	$0.41	$0.45	$—	$10.45	4.48%	$13,302,460	0.17%	0.82%	2.57%	49.53%

PD Small-Cap Growth Index (4)
05/01/2009 - 06/30/2009 (5), (6)	$10.00	$0.01	$0.67	$0.68	$—	$10.68	6.78%	$6,965,971	0.21%	1.12%	0.47%	39.38%

PD Small-Cap Value Index (4)
05/01/2009 - 06/30/2009 (5), (6)	$10.00	$0.04	$0.13	$0.17	$—	$10.17	1.75%	$7,053,116	0.21%	1.31%	2.20%	44.17%

PD International Large-Cap (4)
05/01/2009 - 06/30/2009 (5), (6)	$10.00	$0.05	$0.78	$0.83	$—	$10.83	8.31%	$11,078,287	0.30%	0.90%	2.49%	5.45%

PD Emerging Markets (4)
05/01/2009 - 06/30/2009 (5), (6)	$10.00	$0.04	$1.02	$1.06	$—	$11.06	10.59%	$12,214,739	0.97%	1.01%	2.42%	10.24%

(1)	Total returns for periods of less than one full year are not annualized.

(2)	The ratios of expenses after expense reductions to average daily net assets are after custodian credits and adviser expense reimbursement, if any, as discussed in Note 5 to the Financial Statements.

(3)	The ratios for periods of less than one full year are annualized.

(4)	Operations commenced on May 1, 2009.

(5)	Unaudited.

(6)	Per share amounts have been calculated using the average shares method.

(7)	Amount represents less than $0.005 per share.
See Notes to Financial Statements

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
1. ORGANIZATION
     The Pacific Select Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end, management investment company, organized as a Massachusetts business trust and as of June 30, 2009 was comprised of forty-six separate portfolios: the Diversified Bond, Floating Rate Loan, High Yield Bond, Inflation Managed, Managed Bond, Money Market, Short Duration Bond, American Funds® Growth, American Funds Growth-Income, Comstock, Diversified Research, Equity, Equity Index, Focused 30, Growth LT, Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Growth, Small-Cap Index, Small-Cap Value, Emerging Markets, International Large-Cap, International Small-Cap, International Value, Health Sciences, Real Estate, Technology, American Funds Asset Allocation, Multi-Strategy, Pacific Dynamix — Conservative Growth, Pacific Dynamix — Moderate Growth, Pacific Dynamix — Growth, PD Aggregate Bond Index, PD High Yield Bond Index, PD Large-Cap Growth Index, PD Large-Cap Value Index, PD Small-Cap Growth Index, PD Small-Cap Value Index, PD International Large-Cap, and PD Emerging Markets Portfolios. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are owned. American Funds is a registered trademark of American Funds Distributors, Inc. (“AFD”) and Main Street is a registered trademark of OppenheimerFunds, Inc.
     American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios (each a “Feeder Portfolio”, collectively the “Feeder Portfolios”) invest substantially all of their assets in Class 1 shares of the Growth, Growth-Income and Asset Allocation Funds, respectively, each a series of the American Funds Insurance Series® (each a “Master Fund,” collectively the “Master Funds”). Each Master Fund is an open-end investment company and organized as a Massachusetts business trust. Each Feeder Portfolio has an investment objective that is consistent with its corresponding Master Fund. Each Master Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its taxable income and capital gains to shareholders, which includes the applicable Feeder Portfolio, to qualify as a regulated investment company. The performance of the Feeder Portfolios is directly affected by the performance of the Master Funds. The financial statements of the Master Funds, including the Schedules of Investments, are provided separately and should be read in conjunction with the Feeder Portfolios’ financial statements. As of June 30, 2009, the American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios owned 14.85%, 19.63% and 2.11% of the Growth, Growth-Income and Asset Allocation Master Funds, respectively. American Funds Insurance Series is a registered trademark of AFD.
     The Pacific Dynamix — Conservative Growth, Pacific Dynamix — Moderate Growth and Pacific Dynamix — Growth Portfolios, (collectively, the “Pacific Dynamix Portfolios”) invest most of their assets in the PD Aggregate Bond Index, PD High Yield Bond Index, PD Large-Cap Growth Index, PD Large-Cap Value Index, PD Small-Cap Growth Index, PD Small-Cap Value Index, PD International Large-Cap and PD Emerging Markets Portfolios (collectively, the “PD Underlying Portfolios”). An asset allocation process is used to determine each of the Pacific Dynamix Portfolios investment mixes and target allocations for each PD Underlying Portfolio. The Pacific Dynamix Portfolio’s allocations to the various PD Underlying Portfolios are periodically evaluated by Pacific Life Fund Advisors LLC, a wholly owned subsidiary of Pacific Life Insurance Company (“Pacific Life”), the investment adviser to the Fund, and may be updated at that time. Asset allocation analysis is performed by a third-party asset allocation consultant firm retained by Pacific Life Fund Advisors LLC. The asset class allocations, PD Underlying Portfolios (including any portfolios organized in the future), or target allocations with respect to each PD Underlying Portfolio, may be changed without prior approval from shareholders as determined necessary to pursue stated investment goals. Since the Pacific Dynamix Portfolios invest in the PD Underlying Portfolios, in addition to their own net operating expenses, they also indirectly bear a portion of the net operating expenses of the applicable PD Underlying Portfolios, based on the actual average holdings.
     Shares of the portfolios within the Fund are offered only to certain separate accounts of Pacific Life, and Pacific Life & Annuity Company (“PL&A”), a wholly-owned subsidiary of Pacific Life. Pacific Life and PL&A determine which portfolios of the Fund to make available.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. These principles require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of the financial statements.
     The Fund implemented Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”), issued by the Financial Accounting Standards Board (“FASB”) in March 2008 (see required disclosure in Note 16).
     The Fund implemented Statement of Financial Accounting Standards No. 165, Subsequent Events (“SFAS 165”), issued by FASB in May 2009. The Fund’s management has evaluated subsequent events occurring subsequent to June 30, 2009 through the date the Semi-Annual Report for this Fund was issued on August 25, 2009 (see disclosure in Note 18 for details).
     The Fund also implemented FASB Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”), issued by FASB in April 2009 (see required disclosure in Note 15).
     A. PORTFOLIO VALUATION
     The net asset value (“NAV”) per share for each portfolio is calculated by taking the total value of a portfolio’s assets (the value of the securities and other investments a portfolio holds plus cash or other assets, including interest accrued but not yet received), subtracting a portfolio’s liabilities (including accrued expenses, dividends payable and any borrowings of a portfolio), and dividing by the total number of shares outstanding. The assets of each Pacific Dynamix Portfolio consists primarily of shares of the PD Underlying Portfolios, which are valued as their respective NAV’s at the time of computation.

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NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     Each portfolio’s NAV is calculated once a day, every day the New York Stock Exchange (“NYSE”) is open, including those days when foreign markets are closed. For purposes of calculating the NAV, a portfolio uses pricing data as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern Time, although it occasionally closes earlier.
     The NAVs of the American Funds Feeder Portfolios are determined based upon the NAVs of the Master Funds. Determination of the NAVs of the Master Funds is the responsibility of the Master Funds and not the Fund. For more information regarding the determination of the NAV of each Master Fund, see the Master Funds’ prospectus and statement of additional information.
     The value of each security and other investment instruments (collectively “holdings”) is based on actual market value or fair value.
     Market Value
     Pricing data is obtained from various sources approved by the Board of Trustees (the “Board”). For purposes of calculating the NAV:
     Domestic equity holdings, are generally valued at the last reported sale price received shortly after the close of the NYSE and do not normally take into account trading, clearances or settlements that take place after the NYSE close.
     Domestic fixed income and treasury holdings are generally priced using data as of the NYSE close, or, if not available, data reflecting the closing of the principal markets or market participants for those holdings, which may be earlier than the NYSE.
     Foreign holdings are normally priced using data reflecting the closing of the principal markets or market participants for those holdings, which may be earlier than the NYSE. Foreign equity holdings are generally valued at their last reported sales price on a principal exchange. Quotations of foreign holdings in foreign currencies and those valued using foreign currency rates are converted into to U.S. dollar equivalents using a foreign exchange quotation from an approved source.
     Over the Counter (“OTC”) holdings, including option contracts, and other equity holdings, and listed holdings for which no sales are reported, are generally valued at the mean between the most recent bid and ask prices obtained from a quotation and/or valuation reporting system, from established market makers, or from broker-dealers.
     Fixed income holdings are generally valued using the mean between the most recent bid and ask prices provided by approved pricing and quotation services which are based on evaluated prices determined from various observable market and other factors. Certain bonds are valued by a benchmark, matrix, or other pricing methods and processes under procedures approved by the Board. If bid and ask prices are not available, holdings may be valued at bid prices or evaluated prices.
     Money market instruments and short-term holdings maturing within 60 days are valued at amortized cost, which approximates market value.
     Fair Value
     In the event that market quotations are not readily available, (i.e., approved pricing services or dealers do not provide a valuation for a particular holding), the valuations are deemed unreliable or inaccurate, or if events that could materially affect the NAV occur after the close of the principal market for a particular holding but before each portfolio values its assets, the holdings may be valued at their fair value, as determined in good faith pursuant to procedures adopted by and/or methodologies approved by the Board and in accordance with the provisions of the 1940 Act.
     As a general principle, the fair value of a holding is the amount which a portfolio might reasonably expect to receive for the holding upon its current sale. In determining the fair value of holdings, a portfolio may consider a variety of factors, including information that becomes known after the close of the NYSE, and the values that are determined will be deemed to be the price as of the time of close of the NYSE. Fair valuations will also be used when events significantly affecting the values of a portfolio’s foreign holdings occur between the close of foreign markets and the close of regular trading on the NYSE; or when, under the Fund’s procedures, the closing price of a foreign holding is deemed unreliable. All of these events could materially affect a portfolio’s NAV.
     The Fund has retained a statistical research service to assist in determining the fair value of foreign holdings as approved by the Board. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine fair values for certain foreign holdings. In light of the subjectivity and judgment involved in making fair value determinations, fair value may not be indicative of the particular amount for which the portfolio could obtain upon its current sale of that holding.
     B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME
     Securities transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis as well as certain loan transactions and mortgage securities (such as Government National Mortgage Association (“GNMA”) Securities) may be settled a month or more after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities are recorded as soon as a portfolio is informed of the ex-dividend date or upon receipt of the dividend. A portfolio’s estimated components of distributions received from real estate investment trusts may be considered return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Interest income is recorded on an accrual basis. Interest income includes coupon interest and amortization of premium and discount on debt securities. Accretion of discounts and amortization of premiums are recorded on a daily basis using the effective yield method except for short-term securities and the Money Market Portfolio, which record discounts and premiums on a straight-line basis. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The portfolios may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The portfolios will accrue such taxes and reclaims as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which the portfolios invest. Facility fees and other fees (such as origination fees) received from senior loans purchased (see Note 2G) by a portfolio are amortized over the expected term of each applicable senior loan. Commitment fees received by a portfolio relating to unfunded senior loan commitments are deferred and amortized to income over the period of the commitment. Consent fees are compensation for agreeing to changes in the terms of debt instruments and are included in interest income on the Statements of Operations when received. Realized gains and losses from securities transactions are recorded on the basis of identified cost, which is also used for Federal income tax purposes. Gains and losses realized on principal paydowns from mortgage- and asset-backed securities are recorded as interest income in the Statements of Operations.

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     C. DISTRIBUTIONS TO SHAREHOLDERS
     The portfolios declare and pay dividends on net investment income at least annually, except for the Diversified Bond, Floating Rate Loan, High Yield Bond, Inflation Managed, Managed Bond, Money Market, Short Duration Bond, PD Aggregate Bond Index and PD High Yield Bond Index Portfolios (collectively the “Debt Portfolios”), for which dividends are declared and paid semi-annually. Dividends may be declared less frequently if advantageous to the specific portfolio. All realized capital gains are distributed at least annually for all portfolios. All dividends are reinvested in additional shares of the applicable portfolio.
     Dividends on net investment income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for futures and options, foreign currency transactions, passive foreign investment companies, post-October losses, capital loss carryforwards, and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications of paid-in capital. Dividends and distributions paid to shareholders are recorded on the ex-dividend date.
     D. FOREIGN CURRENCY TRANSLATION
     Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, and variation margin received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.
     The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investment securities and forwards in the Statements of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or deprecation on foreign currencies in the Statements of Operations.
     E. EXPENSE ALLOCATION
     General expenses of the Fund are allocated to each portfolio in proportion to its relative average daily net assets. Expenses directly attributable to a particular portfolio are charged directly to that portfolio.
     F. OFFERING COSTS
     A new portfolio bears all costs (or the applicable pro-rata share if there is more than one new portfolio) associated with the offering expenses of the portfolio including legal, printing and support services (See Note 3). All such costs are amortized to expense of the new portfolios on a straight-line basis over twelve months from commencement of operations.
     G. INVESTMENTS AND RISKS
     General Investment Risks
     An investment in the Fund represents an indirect investment in the holdings owned by the Fund. The value of these holdings may move up or down, sometimes rapidly and unpredictably. An investment in the Fund at any point in time may be worth more or less than the original investment. Investments in the Fund may be affected by general economic and market conditions, government and political events, investor perceptions, changes in interest rates and market liquidity.
     The price of equity holdings changes in response to many factors, including a company’s historical and prospective earnings, the value of its assets, and many of the factors noted above.
     Fixed income (debt) holdings are affected primarily by the financial condition of the companies that have issued them and by changes in interest rates, although the factors noted above may also have a significant impact on the holdings. A fixed income (debt) holding’s issuer (including borrowers) may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high yield/high-risk bonds, i.e. bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or no rating, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations and other mortgage related securities, structured investment vehicles and other debt holdings may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other holdings, and it may be difficult to value these instruments because of a thin secondary market.
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve foreign currency fluctuations, adverse political, social and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The markets in emerging markets countries can be extremely volatile.
     Events in the financial markets have resulted in, and may continue to cause, increased volatility and uncertainty leaving many assets with significant deteriorating values. Due to interdependencies between markets, events in one market may adversely impact other markets or issuers in unforeseen ways. As a result, the value of a portfolio’s holdings may be adversely affected by events in the markets, either directly or indirectly, and each portfolio is exposed to potential decreases in the value of those holdings. In addition, traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory responses to market events may impair a manager’s ability to pursue certain investment techniques or strategies and may have unexpected consequences on particular markets, strategies, or investments. Future events may impact a portfolio in unforeseen ways, leading a portfolio to alter its existing strategies or, potentially, to liquidate and close.

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     Each portfolio may not invest in illiquid securities and bank loans (collectively, “illiquid holdings”) if as a result of such investment, more than 15% (10% for the Money Market Portfolio) of its net assets (taken at market value at the time of such investment) would be invested in illiquid holdings. The term “illiquid holdings” for this purpose means holdings that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a portfolio has valued the securities. The market value of illiquid holdings held by each portfolio as of June 30, 2009 was less than 15% (10% for the Money Market Portfolio) of its net assets. Illiquid holdings may be difficult to value and difficult to sell, which means a portfolio may not be able to sell such holding quickly for its full value.
     Senior Loan Participations and Assignments
     Certain portfolios may invest in floating rate senior loans (“Senior Loans”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates of domestic or foreign corporations, partnerships and other entities (“Borrowers”). Senior loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, LIBOR rates or certificates of deposits rates. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, cannot be predicted with accuracy, as a result, the actual maturity may be substantially less than the stated maturities. Senior loans are exempt from registration under the 1933 Act, may contain certain restrictions on resale, and cannot be sold publicly. A portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.
     When a portfolio purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.
     When a portfolio purchases a participation of a Senior Loan interest, the portfolio typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the borrower directly. When holding a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a portfolio generally has no right to enforce compliance of the terms of the loan agreement. As a result, the portfolio assumes the credit risk of the Borrower, the selling participant, and any other persons interpositioned between the portfolio and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the portfolio may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest.
     Inflation-Indexed Bonds
     Certain portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income (debt) securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment of interest income in the Statements of Operations.
     Mortgage-Related and Other Asset-Backed Securities
     Certain portfolios may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. A collateralized obligation is a debt security issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that is collateralized by a portfolio or pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.
     Mortgage dollar rolls, principally using To Be Announced (“TBA”) securities, involve a portfolio selling mortgage-backed securities for delivery in the current month and simultaneously contracting to repurchase similar, but not identical securities at an agreed-upon price on a fixed date in the future. A portfolio accounts for such dollar rolls as purchases and sales and receives compensation as consideration for entering into the commitment to repurchase. A portfolio must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that a portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.
     SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other fixed-income and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are included in interest income in the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income in the Statements of Operations. Payments received from POs are treated as reductions to the cost and par value of the securities. Any principal paydown gains or losses associated with the payments received are reported as interest income in the Statements of Operations.

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     Government Sponsored Enterprise Securities
     Certain portfolios may invest in securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and similar U.S. Government sponsored entities such as Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Banks (“FHLBs”). Although chartered and sponsored by Congress, such entities are generally not funded by Congressional appropriations. The debt and mortgage-backed securities issued by these entities are neither guaranteed nor insured by the U.S. Government. As such, securities issued by these entities are typically supported only by the credit of the issuing entity, which depends entirely on its own resources to repay the debt, subject to the risk of default.
     However, on September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of Fannie Mae and Freddie Mac and of any stockholder, officer or director of Fannie Mae and Freddie Mac with respect to those applicable entities and their respective assets. FHFA selected a new chief executive officer and chairman of the board of directors of Fannie Mae and
Freddie Mac.
     On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with Fannie Mae and Freddie Mac pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of Fannie Mae and Freddie Mac to maintain a positive net worth in each entity. This agreement contains various covenants that severely limit each entity’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each entity’s senior preferred stock and warrants to purchase 79.9% of each Entity’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to both Fannie Mae and Freddie Mac as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by Fannie Mae and Freddie Mac. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. Fannie Mae and Freddie Mac are continuing to operate while in conservatorship and each remains liable for each of its respective obligations, including guaranty obligations, associated with its mortgage-backed securities.
     When-Issued Securities
     Certain portfolios may purchase and sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A portfolio may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.
     Delayed-Delivery Transactions
     Certain portfolios may purchase or sell securities on a delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed-delivery purchases are outstanding, a portfolio will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a portfolio has sold a security on a delayed-delivery basis, the portfolio does not participate in future gains and losses with respect to the security.
     Short Sales
     Certain portfolios may enter into short sales. A short sale is a transaction in which a portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. A portfolio’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the portfolio’s short position, resulting in a loss to the portfolio. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.
     When a portfolio sells securities short, it must borrow those securities to make delivery to the buyer. The portfolio incurs an expense for such borrowing. The portfolio may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the portfolio to sell long positions before the manager had intended. A portfolio may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are reflected as a liability in the Statements of Assets and Liabilities.
     The use of proceeds received from selling short to purchase additional securities (long positions), results in leverage which may increase a portfolio’s exposure to long equity positions. Leverage could magnify gains or losses and, therefore, increase a portfolio’s volatility.
      Inverse Floater Structures
     Certain portfolios invest in residual certificates issued by tender option bond trusts (“TOB’s”). A TOB is established by a third party sponsor forming a special purpose entity, into which the portfolio, or an agent on behalf of the portfolio, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate trust certificates (“floating rate certificates”), which are sold to third party investors, and residual certificates (“TOB Residuals”), which are generally issued to a portfolio which made the transfer. The transfer of the municipal securities to a TOB is accounted for as secured borrowings. Therefore, the municipal securities deposited into a TOB are presented in the portfolios’ Schedules of Investments and the proceeds from the transaction are reported as floating rate certificates payable of the portfolios. Interest income from the underlying security is recorded by the portfolios on an accrual basis. Interest expense incurred on the floating rate certificates and other expenses related to remarketing, administration and trustee services to a TOB is reported as an expense of the portfolios. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender the floating rate certificates to the TOB for redemption at par at each reset date. The TOB Residuals’ interests held by the portfolios include the right of the portfolios to (i) cause the holders of a proportional share of the floating rate certificates to tender their certificates at par, and (ii) transfer a corresponding share of the municipal securities from the TOB to the portfolios.

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     Financial transactions executed through TOB’s generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, the portfolios’ investments in TOB Residuals likely will adversely affect the portfolios’ net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect the portfolios’ net asset value per share.
     Repurchase Agreements
     Certain portfolios may invest in repurchase agreements. Repurchase agreements permit the investor to maintain liquidity and earn income over periods of time as short as overnight. Repurchase agreements held by a portfolio are fully collateralized by U.S. Government securities, or securities issued by U.S. Government agencies, or securities that are within the three highest credit categories assigned by established rating agencies (Aaa, Aa, or A by Moody’s Investors Service, Inc. (“Moody’s”) or AAA, AA or A by Standard & Poor’s Corporation (“S&P”)) or, if not rated by Moody’s or S&P, are of equivalent investment quality as determined by the investment adviser or the applicable portfolio manager. Such collateral is in the possession of the portfolio’s custodian or a designated broker-dealer. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, a portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.
     Derivative Instruments
     Certain portfolios are permitted to invest in derivative instruments, including, but not limited to, futures contracts, options contracts, forward foreign currency contracts, interest rate swaps and credit default swaps (See Note 16 for detail discussions on derivative instruments).
     H. NEW ACCOUNTING PRONOUNCEMENT
     In June 2009, the FASB issued Statement of Financial Accounting Standards No. 168, The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles (“SFAS 168”). This standard identifies the sources of accounting principles and the framework for selecting the principles used in the preparation of financial statements that are presented in conformity with U.S. GAAP. SFAS 168 established the FASB Accounting Standards Codification (“Codification”) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with U.S. GAAP. Codification does not create new accounting and reporting guidance, rather it reorganizes U.S. GAAP pronouncements into approximately 90 topics within a consistent structure. All guidance contained in the Codification carries an equal level of authority. SFAS 168 is effective for the Fund as of September 30, 2009, and will change how the Fund references U.S. GAAP in its notes to financial statements.
3. INVESTMENT ADVISORY, SUPPORT SERVICES, AGENCY, AND DISTRIBUTION AGREEMENTS AND SERVICE PLAN
     Pursuant to an Investment Advisory Agreement, Pacific Life Fund Advisors LLC (“PLFA”), serves as Investment Adviser to the Fund and manages the Pacific Dynamix Portfolios directly. PLFA also does business under the name Pacific Asset Management. Pacific Asset Management manages the Money Market and High Yield Bond Portfolios. For the other portfolios, with the exception of the American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios, PLFA has retained other portfolio management firms to sub-advise the portfolios as discussed later in this section. PLFA receives advisory fees from the Fund based on the following advisory fee rates, which are based on an annual percentage of average daily net assets of each portfolio:

Diversified Bond	0.40% of first $4 billion	Large-Cap Value	0.65% of first $100 million
High Yield Bond	0.38% on excess		0.61% of next $900 million
Inflation Managed			0.58% of next $3 billion
Managed Bond			0.56% on excess
Short Duration Bond

Floating Rate Loan	0.75% of first $1 billion	Long/Short Large-Cap (2)	1.00% of the first $4 billion
American Funds Growth (1)	0.72% of next $1 billion		0.98% on excess
American Funds Growth-Income (1)	0.69% of next $2 billion
Small-Cap Equity	0.67% on excess
Small-Cap Value
American Funds Asset Allocation (1)

Money Market	0.20% of first $250 million	Mid-Cap Equity	0.65% of first $4 billion
	0.15% of next $250 million	International Value	0.63% on excess
0.10% of next $3.5 billion
0.08% on excess

Comstock	0.75% of first $100 million	Mid-Cap Growth	0.70% of first $4 billion
Focused 30	0.71% of next $900 million		0.68% on excess
Large-Cap Growth	0.68% of next $3 billion
0.66% on excess

Diversified Research	0.70% of first $100 million	Mid-Cap Value	0.70% of first $1 billion
	0.66% of next $900 million		0.65% of next $1 billion
	0.63% of next $3 billion		0.60% on excess
0.61% on excess

Equity	0.45% of first $4 billion	Small-Cap Growth	0.60% of first $4 billion
Main Street Core	0.43% on excess		0.58% on excess
Multi-Strategy

Equity Index	0.05% of first $4 billion	Small-Cap Index	0.30% of first $4 billion
	0.03% on excess		0.28% on excess

Growth LT	0.55% of first $4 billion	Emerging Markets	0.80% of first $4 billion
	0.53% on excess		0.78% on excess

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

International Large-Cap	0.85% of first $100 million	PD Aggregate Bond Index	0.16% on first $50 million
	0.77% of next $900 million		0.15% on next $50 million
	0.75% of next $3 billion		0.14% on excess
0.73% on excess

International Small-Cap	0.85% of first $1 billion	PD High Yield Bond Index	0.35% on first $50 million
	0.82% of next $1 billion		0.22% on next $50 million
	0.79% of next $2 billion		0.14% on excess
0.77% on excess

Health Sciences	0.90% of first $1 billion	PD Large-Cap Growth Index	0.14% on first $300 million
Technology	0.87% of next $1 billion	PD Large-Cap Value Index	0.12% on excess
	0.84% of next $2 billion	PD Small-Cap Growth Index
	0.82% on excess	PD Small-Cap Value Index

Real Estate	0.90% of first $100 million	PD International Large-Cap	0.25% on first $100 million
	0.82% of next $900 million		0.20% on excess
0.80% of next $3 billion
0.78% on excess

Pacific Dynamix — Conservative Growth	0.20%	PD Emerging Markets	0.60% on first $50 million
Pacific Dynamix — Moderate Growth			0.35% on excess
Pacific Dynamix — Growth

(1)	PLFA voluntarily agreed to waive 0.34% of its advisory fees for each Feeder Portfolio until the earlier of April 30, 2010 or such time as the Feeder Portfolios no longer invest substantially all of their assets in the Master Funds. There is no guarantee that PLFA will continue to waive its advisory fees after that date.

(2)	PLFA voluntarily agreed to waive 0.12% of its advisory fees through April 30, 2010 as long as Analytic Investors and JP Morgan both remain managers of the portfolio. There is no guarantee that PLFA will continue such waiver after that date.
     Pursuant to Portfolio Management Agreements as of June 30, 2009, the Fund and PLFA engage various portfolio managers under PLFA’s supervision for thirty-eight of the forty-six portfolios. The following firms serve as sub-advisers for the respective portfolios: Western Asset Management Company for the Diversified Bond Portfolio; Highland Capital Management, L.P. for the Floating Rate Loan Portfolio; Pacific Investment Management Company LLC for the Inflation Managed and Managed Bond Portfolios; Goldman Sachs Asset Management, L.P. for the Short Duration Bond Portfolio; Van Kampen for the Comstock, Mid-Cap Growth, and Real Estate Portfolios; Capital Guardian Trust Company for the Diversified Research and Equity Portfolios; BlackRock Investment Management, LLC for the Equity Index, Small-Cap Index, PD Large-Cap Growth Index, PD Large-Cap Value Index, PD Small-Cap Growth Index and PD Small-Cap Value Index Portfolios; Janus Capital Management LLC for the Growth LT and Focused 30 Portfolios; UBS Global Asset Management (Americas) Inc. for the Large-Cap Growth Portfolio; ClearBridge Advisors, LLC for the Large-Cap Value Portfolio; Analytic Investors, LLC and J.P. Morgan Investment Management, Inc. (co-sub-advisers) for the Long/Short Large-Cap Portfolio; OppenheimerFunds, Inc. for the Main Street Core, Emerging Markets and Multi-Strategy Portfolios; Lazard Asset Management LLC for the Mid-Cap Equity Portfolio; BlackRock Capital Management, Inc. for the Mid-Cap Value Portfolio; Vaughan Nelson Investment Management, L.P. for the Small-Cap Equity Portfolio; Fred Alger Management, Inc. for the Small-Cap Growth Portfolio; NFJ Investment Group LLC for the Small-Cap Value Portfolio; MFS Investment Management for the International Large-Cap Portfolio; Batterymarch Financial Management, Inc. for the International Small-Cap Portfolio; AllianceBernstein L.P. for the International Value Portfolio; Jennison Associates LLC for the Health Sciences Portfolio; Columbia Management Advisors, LLC for the Technology Portfolio; SSgA Funds Management, Inc. for the PD Aggregate Bond Index and PD High Yield Bond Index Portfolios; and Dimensional Fund Advisors LP for the PD International Large-Cap and PD Emerging Markets Portfolios. PLFA, as Investment Adviser to the Fund, pays the related portfolio management fees to these sub-advisors as compensation for their advisory services provided to the Fund.
     Each Feeder Portfolio invests all of its assets in a Master Fund; therefore, PLFA has not retained other management firms to sub-advise the assets of the Feeder Portfolios. PLFA is considered the adviser to the Feeder Portfolios. Capital Research and Management Company (“CRMC”), pursuant to the Investment Advisory and Service Agreements between the Master Funds (See Note 1) and CRMC, serves as the Investment Adviser to the Master Funds. For the period ended June 30, 2009, CRMC received 0.33%, 0.28% and 0.32% of advisory fees based on an annual percentage of the average daily net assets of each fund from the Growth, Growth-Income and Asset Allocation Funds, respectively, of the Master Funds. PLFA serves as the Investment Adviser for the Feeder Portfolios.
     Pursuant to an Agreement for Support Services (the “Agreement”), Pacific Life and PLFA provide support services to the Fund that are outside the scope of the Investment Adviser’s responsibilities under the Advisory Agreement. Under the Agreement, the Fund compensates Pacific Life and PLFA for their expenses in providing support services to the Fund in connection with various matters, including the expense of registering and qualifying the Fund on state and Federal levels, providing legal, compliance, accounting, tax, chief compliance officer services, and on-going compliance and oversight of the Funds securities lending program, maintaining the Fund’s legal existence, shareholders’ meetings, and expenses associated with preparing, printing and distributing reports, proxies and prospectuses to existing shareholders. The Fund reimbursed Pacific Life and PLFA for these support services on an approximate cost basis.
     Pursuant to an Agency Agreement, Pacific Life serves as transfer agent and dividend disbursing agent for the Fund, without remuneration from the Fund.
     Pursuant to a Distribution Agreement, Pacific Select Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of Pacific Life, serves as distributor of the Fund’s shares.
     The Distributor receives from the Fund a service fee of 0.20% based on an annual percentage of average daily net assets of each portfolio, except with respect to the PD Underlying Portfolios, for shareholder servicing activities. Under the Service Plan, the service fee may be used by the Distributor for services rendered to or procured for shareholders of the Fund, or the variable annuity and variable life insurance contract owners who use the Fund as the underlying investment vehicle for their contracts. These services may include, but are not limited to: providing electronic, telephonic, and technological servicing support in connection with existing investments in the Fund; answering shareholder questions regarding the Fund, the portfolios, its portfolio

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
managers and/or other service providers; payment of compensation to broker/dealers, including the Distributor itself, and other financial institutions and organizations which assist in providing any of these services; and other services as described in the Service Plan. The Service Plan may be terminated at any time by vote of the majority of the independent trustees of the Board.
4. TRUSTEE COMPENSATION AND RETIREMENT PLAN
     The Fund pays each independent trustee of the Board retainer fees and specified amounts for various Board and committee services and for chairing the committees.
     Each independent trustee of the Board is eligible to participate in the Fund’s Deferred Compensation Plan (the “Plan”). The Plan allows each independent trustee to voluntarily defer receipt of all or a percentage of fees which otherwise would be payable for services performed. Amounts in the deferral account are obligations of each portfolio that are payable in accordance with the Plan. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain Pacific Life Funds. Pacific Life Funds is a Delaware statutory trust and is registered under the 1940 Act, as an open-end management investment company. PLFA is the Investment Adviser to Pacific Life Funds. An independent trustee who defers compensation has the option to select credit rate options that track the performance of the Class A shares of the corresponding series of the Pacific Life Funds without a sales load. Accordingly, the market value appreciation or depreciation of the independent trustee’s deferred compensation accounts will cause the expenses of the Fund to increase or decrease due to market fluctuation. In addition, the Fund maintains a retirement plan for three former independent trustees and the retirement benefit obligations were fully accrued as of December 31, 2005. There is no retirement plan for current independent trustees. During the period ended June 30, 2009, the Fund paid $128,049 and $165,000 of deferred compensation and retirement benefits, respectively, to resigned and/or retired independent trustees. As of June 30, 2009, the total deferred trustee compensation liability for both current and retired independent trustees was $219,483, the accrued retirement benefit obligations was $165,000 and the accrued Board retainer fees and meeting fees was $347,770.
5. EXPENSE REDUCTIONS
     To help limit fund expenses, PLFA has contractually agreed to reimburse each portfolio (other than the Pacific Dynamix and PD Underlying Portfolios), for its operating expenses (including organizational expenses, but not including advisory fees; service fees; additional costs associated with foreign investing (including foreign taxes on dividends, interest, or gains); interest (including commitment fees); taxes; brokerage commissions and other transactional expenses; dividends on securities sold short; acquired funds’ (including Master Funds’) fees and expenses; extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of each portfolio’s business; and expenses of any counsel or other persons or services retained by the independent trustees) that exceed an annual rate of 0.10% of a portfolio’s average daily net assets for all portfolios through April 30, 2010. In the case of the Pacific Dynamix and PD Underlying Portfolios, PLFA has contractually agreed to reimburse each portfolio through April 30, 2010 to the extent the total net operating expenses (including advisory fees, service fees and organizational expenses, but not including extraordinary expenses such as litigation or other expenses not incurred in the ordinary course of each portfolio’s business of a Pacific Dynamix or PD Underlying Portfolio) exceeds the annualized expense ratios as follows: 0.65% for the Pacific Dynamix Portfolios; 0.17% for the PD Aggregate Bond Index, PD Large-Cap Growth Index, and PD Large-Cap Value Index Portfolios; 0.34% for the PD High Yield Bond Index Portfolio; 0.21% for the PD Small-Cap Growth and PD Small-Cap Value Index Portfolios; 0.30% for the PD International Large-Cap Portfolio; and 0.97% for the PD Emerging Markets Portfolio.
     There is no guarantee that PLFA will continue to cap expenses after April 30, 2010. Any portion of such reimbursement is subject to recoupment by PLFA, for a period of time as permitted under regulatory and/or accounting standards (currently 3 years from the end of the fiscal year in which the reimbursement took place), to the extent such expenses fall below the expense cap in future years. Any amounts repaid to PLFA will have the effect of increasing such expenses of the applicable portfolio, but not above the expense cap. All reimbursements made prior to January 1, 2009 have been fully recouped as of December 31, 2008. For the period ended June 30, 2009, PLFA reimbursed to and/or recouped from the following portfolios under the expense limitation agreement:

	Investment	Investment
	Adviser Expense	Adviser Expense
Portfolio	Reimbursements	Recoupment

Mid-Cap Value	$16,021	$16,021
American Funds Asset Allocation	4,654	—
Multi-Strategy	6,451	—
Pacific Dynamix — Conservative Growth	1,990	—
Pacific Dynamix — Moderate Growth	2,489	—
Pacific Dynamix — Growth	2,721	—
PD Aggregate Bond Index	2,782	—
PD High Yield Bond Index	3,235	—
PD Large-Cap Growth Index	9,474	—
PD Large-Cap Value Index	9,596	—
PD Small-Cap Growth Index	8,942	—
PD Small-Cap Value Index	11,010	—
PD International Large-Cap	7,950	—
PD Emerging Markets	787	—
     The Fund has also entered into an arrangement with its custodian whereby credits are realized as a result of uninvested cash balances.
     The adviser expense reimbursement, recoupment of adviser’s reimbursement, and custodian credits, if any, are presented in the Statements of Operations.

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
6. RECAPTURED COMMISSIONS
     The Fund may from time to time enter into directed brokerage agreements that may generate credits, cash or other compensation (“recaptured commissions”). Recaptured commissions are recorded as realized gains and are reflected on the Statements of Operations. For the period ended June 30, 2009, the total recaptured commissions received by each portfolio through directed brokerage transactions were as follows:

Diversified Research	$18,638
Equity	2,655
Focused 30	3,152
Growth LT	31,024
Large-Cap Growth	107,122
Large-Cap Value	127,100
Long/Short Large-Cap	10,680
Mid-Cap Equity	422,139
Small-Cap Equity	21,465
Small-Cap Growth	603,518
Small-Cap Value	49,781
International Small-Cap	6,452
International Value	4,622
Health Sciences	3,556
Technology	2,211
7. TRANSACTIONS WITH AFFILIATES
     The Fund has incurred $99,924,495 of investment advisory fees (after advisory fee waivers of $4,591,110, Note 3), $38,903,568 of service fees to the Distributor, and $1,586,018 of expenses for support services provided by Pacific Life and PLFA (at approximate cost, Note 3) for the period ended June 30, 2009. As of June 30, 2009, $18,212,425, $1,167,762, and $1,888,688 (of which $397,292 is payable for fourth quarter 2008 support services), respectively, remained payable.
     As of June 30, 2009, each of the Pacific Dynamix Portfolios owned shares in each of the affiliated applicable PD Underlying Portfolios. A summary of transactions for the period ended June 30, 2009 were as follows:

			Distributions		Net	Change in	June 30, 2009
	Market Value	Purchase	Received and	Sales	Realized	Unrealized	Market	Share
Portfolio/PD Underlying Portfolio	5/1/09 (1)	Cost (2)	Reinvested (3)	Proceeds	Gain (Loss)	Appreciation	Value	Balance

Pacific Dynamix — Conservative Growth
PD Aggregate Bond Index	$—	$8,299,838	$—	$19,524	($137)	$39,560	$8,319,737	828,600
PD High Yield Bond Index	—	754,531	6,285	1,774	60	5,019	764,121	75,455
PD Large-Cap Growth Index	—	1,659,968	—	3,905	261	59,374	1,715,698	163,169
PD Large-Cap Value Index	—	2,112,686	—	4,970	351	56,043	2,164,110	207,140
PD Small-Cap Growth Index	—	301,812	—	710	58	15,422	316,582	29,648
PD Small-Cap Value Index	—	452,719	—	1,065	58	3,506	455,218	44,741
PD International Large-Cap	—	1,509,062	—	3,550	374	73,229	1,579,115	145,797

Total	$—	$15,090,616	$6,285	$35,498	$1,025	$252,153	$15,314,581	1,494,550

			Distributions		Net	Change in	June 30, 2009
	Market Value	Purchase	Received and	Sales	Realized	Unrealized	Market	Share
Portfolio/PD Underlying Portfolio	5/1/09 (1)	Cost (2)	Reinvested (3)	Proceeds	Gain (Loss)	Appreciation	Value	Balance

Pacific Dynamix — Moderate Growth
PD Aggregate Bond Index	$—	$9,538,505	$—	$2,297	($6)	$58,639	$9,594,841	955,594
PD High Yield Bond Index	—	1,059,834	8,802	255	5	3,851	1,072,237	105,880
PD Large-Cap Growth Index	—	4,504,295	—	1,085	47	126,436	4,629,693	440,301
PD Large-Cap Value Index	—	5,299,169	—	1,276	61	79,200	5,377,154	514,680
PD Small-Cap Growth Index	—	794,875	—	191	8	36,729	831,421	77,863
PD Small-Cap Value Index	—	1,059,835	—	255	6	4,715	1,064,301	104,604
PD International Large-Cap	—	3,444,460	—	829	71	94,994	3,538,696	326,723
PD Emerging Markets	—	794,875	—	191	19	35,433	830,136	75,062

Total	$—	$26,495,848	$8,802	$6,379	$211	$439,997	$26,938,479	2,600,707

			Distributions		Net	Change in	June 30, 2009
	Market Value	Purchase	Received and	Sales	Realized	Unrealized	Market	Share
Portfolio/PD Underlying Portfolio	5/1/09 (1)	Cost (2)	Reinvested (3)	Proceeds	Gain (Loss)	Appreciation	Value	Balance

Pacific Dynamix — Growth
PD Aggregate Bond Index	$—	$4,737,348	$—	$765	($2)	$27,519	$4,764,100	474,478
PD Large-Cap Growth Index	—	4,974,216	—	803	33	117,659	5,091,105	484,183
PD Large-Cap Value Index	—	5,684,818	—	919	45	77,241	5,761,185	551,438
PD Small-Cap Growth Index	—	1,421,204	—	229	8	54,226	1,475,209	138,154
PD Small-Cap Value Index	—	1,658,072	—	268	7	3,346	1,661,157	163,266
PD International Large-Cap	—	4,263,613	—	688	61	98,502	4,361,488	402,690
PD Emerging Markets	—	947,470	—	153	15	35,949	983,281	88,910

Total	$—	$23,686,741	$—	$3,825	$167	$414,442	$24,097,525	2,303,419

(1) Operations commenced on May 1, 2009.

(2) Purchased cost excludes distributions received and reinvested.

(3) Distributions received include distributions from net investment income and capital gains, if any from the PD Underlying Portfolios.

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     The Distributor paid to AFD, the principal underwriter of the American Funds Insurance Series (See Note 1), a marketing expense allowance for AFD’s marketing assistance equal to 0.16% of purchase payments up to $1.5 billion, 0.14% on next $1.5 billion, and 0.10% on excess over $3 billion made under variable insurance and annuity products issued or administered by Pacific Life and PL&A through investments by the Feeder Portfolios in the Master Funds. For the period ended June 30, 2009, the Distributor incurred $160,194 of marketing expense allowance to AFD, of which $84,901 remained payable as of June 30, 2009.
     Certain officers and directors of Pacific Life and PLFA are also officers and trustees of the Fund.
8. SECURITIES LENDING
     Certain portfolios may lend securities to certain brokers, dealers and other financial institutions in order to earn additional income. The borrowers pay the portfolio’s negotiated lenders’ fees and the portfolios receive cash collateral in an amount equal to 102% of the market value of loaned securities, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) or foreign securities denominated in U.S. dollars, and 105% of the market value of loaned foreign securities, at the inception of each loan. The borrower of securities will at all times be required to post cash collateral to the portfolios in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. If the borrower defaults on its obligations to return the securities loaned because of insolvency or other reasons, a portfolio could experience delays and costs in recovering the securities loaned or possible loss of rights to the collateral. The Bank of New York Mellon (“BNY Mellon”) served as securities lending agent for the portfolios of the Fund until July 13, 2009 at which time the Fund began a transition to a new securities lending agent (see Note 18).
     The cash collateral received is invested in the Mellon GSL DBT II Collateral Fund (“Collateral Fund”), a series of the Mellon GSL Reinvestment Trust, a Delaware Business Trust. The Collateral Fund invests in relatively high quality shorter-term instruments. Accordingly, each portfolio is subject to all investment risks associated with the holding and investment of collateral received, including, but not limited to, principal loss and interest rate, credit and liquidity risks associated with such investments. During 2008, those portfolios engaged in the securities lending program exchanged a portion of their units in the Collateral Fund for units in a newly formed series of the Mellon Trust called the Mellon GSL Reinvestment Trust II (“Reinvestment Trust”), which was formed to receive one of the holdings of the Collateral Fund, a defaulted debt obligation. The Fund’s units in the Reinvestment Trust are fair valued under procedures established by the Fund’s Board beginning in the fourth quarter 2008. The Funds units in the Collateral Fund were fair valued beginning in the fourth quarter of 2008 through April 16, 2009. On April 17, 2009, the assets of the Collateral Fund with maturities of more than one day (the “Term Assets”) were transferred in-kind from the Collateral Fund to a newly formed series of the Mellon Trust called BNY Mellon SL DBT II Liquidating Fund (the “Liquidating Fund”). Effective April 17, 2009, the Fund’s units in the Liquidating Fund are fair valued under the procedures established by the Fund’s Board. When the Fund’s units in the Collateral Fund, Reinvestment Trust and Liquidating Fund is less than the cash collateral received, resulting in net unrealized depreciation, the Fund has a net liability payable to the securities lending agent. The net unrealized depreciation for each applicable portfolio resulting from those fair valuations is included with the change in net unrealized appreciation or depreciation on investment securities and forwards in the Statements of Operations. In exchange for the transfer of the Term Assets to the Liquidating Fund, the Collateral Fund received units of the Liquidating Fund which were distributed to each of the BNY Mellon securities lending participants (“Participants”) which invests collateral in the Collateral Fund based on each Participant’s proportionate interest in the Collateral Fund as of the close of business on April 17, 2009. The assets of the Collateral Fund with maturities of less than or equal to one day and cash remained in the Collateral Fund. Beginning on April 17, 2009, BNY Mellon advised that the Collateral Fund will be managed in a manner generally consistent with Rule 2(a)7 of the 1940 Act. BNY Mellon advised that redemption requests by a Participant, other than redemption requests in the ordinary course of business, were redeemed “in-kind” based on the Participant’s pro rata share of holdings in (i) the Reinvestment Trust, and (ii) the Collateral Fund prior to April 17, 2009 and the Liquidating Fund after April 17, 2009 (at which time shares of the Collateral Fund were redeemed in cash). As assets in the Liquidating Fund mature or are sold, the proceeds are invested in the Collateral Fund or otherwise distributed proportionately to the Participants.
     Each portfolio retains beneficial ownership and all economic benefits in the securities it has loaned and continues to receive interest paid by the securities and payments equivalent to dividends, and to participate in any changes in their market value, but does not have the proxy voting rights with respect to loaned securities. Accordingly, the portfolio managers will not generally vote proxies for securities out on loan; although each has discretion to request that the portfolio’s securities lending agent call back securities which are out on loan, which is intended to provide the opportunity to vote on material matters. However, the ability to timely recall shares for proxy voting purposes typically is not entirely within the control of the portfolio manager, the Fund or its securities lending agent. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates and administrative considerations.
     Reinvestment of cash collateral received for securities lending transactions in the Collateral Fund, Liquidating Fund and Reinvestment Trust are presented in the portfolio’s Schedule of Investments. The related amount payable on return of the securities on loan, where cash collateral is received, is reflected as a liability in the Statements of Assets and Liabilities. Income generated from securities lending is presented in the Statements of Operations. The market values of securities loaned by the applicable portfolio, cash collateral received for securities on loan and fair value of collateral reinvestments (in aggregate) for securities on loan as of June 30, 2009, and the net unrealized depreciation on collateral reinvestments (in aggregate) for securities on loan for the period ended June 30, 2009 are reflected as follows:

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

				Net Unrealized
				Depreciation on
	Market	Cash	Fair Value of	Collateral
	Value	Collateral	Collateral	Reinvestments
	of Securities	Received for	Reinvestments for	for Securities on
Portfolio	on Loan	Securities on Loan	Securities on Loan	Loan

Diversified Bond	$386,682,105	$393,649,623	$379,462,912	($14,186,711)
High Yield Bond	84,119,068	86,299,488	84,034,301	(2,265,187)
Managed Bond	367,683,851	371,755,901	354,042,445	(17,713,456)
Short Duration Bond	206,828,466	210,390,688	200,263,247	(10,127,441)
Comstock	37,765,123	39,281,043	37,270,651	(2,010,392)
Diversified Research	33,817,971	34,804,005	31,912,554	(2,891,451)
Equity	16,075,621	16,511,828	15,712,937	(798,891)
Equity Index	75,680,986	77,842,264	73,403,607	(4,438,657)
Focused 30	17,700,513	18,168,208	16,148,752	(2,019,456)
Growth LT	68,035,250	70,712,820	67,730,481	(2,982,339)
Large-Cap Growth	77,940,696	79,597,552	77,430,875	(2,166,677)
Large-Cap Value	39,621,075	41,222,637	38,650,124	(2,572,513)
Main Street Core	51,943,545	53,372,884	50,021,125	(3,351,759)
Mid-Cap Equity	107,488,423	110,440,714	98,926,719	(11,513,995)
Mid-Cap Growth	171,929,815	176,795,425	170,704,333	(6,091,092)
Small-Cap Equity	47,354,292	48,473,024	44,946,056	(3,526,968)
Small-Cap Growth	73,271,137	75,614,821	70,194,309	(5,420,512)
Small-Cap Index	48,948,156	50,826,050	46,196,848	(4,629,202)
Small-Cap Value	53,995,637	55,569,106	51,504,072	(4,065,034)
Emerging Markets	43,606,079	44,845,591	42,776,133	(2,069,458)
International Large-Cap	70,186,700	72,829,895	70,577,548	(2,252,347)
International Small-Cap	16,090,435	19,225,651	18,245,218	(980,433)
International Value	81,367,143	86,070,513	82,234,085	(3,836,428)
Health Sciences	19,584,356	20,094,446	19,359,926	(734,520)
Real Estate	92,349,790	94,837,177	89,157,528	(5,679,649)
Technology	6,795,259	6,953,767	6,650,404	(303,363)
Multi-Strategy	3,161,749	3,245,583	2,760,185	(485,398)
9. INDEMNIFICATIONS
     Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Fund. In addition, the Fund entered into an agreement with each of the trustees which provides that the Fund will indemnify and hold harmless each trustee against any expenses actually and reasonably incurred by any trustee in any proceeding arising out of or in connection with the trustee’s services to the Fund, to the fullest extent permitted by the Fund’s Declaration of Trust and By-Laws, the general trust law of the Commonwealth of Massachusetts, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, the Fund enters into contracts with service providers and others that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements and agreements is dependent on future claims that may be made against the Fund and/or the trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
10. COMMITTED LINE OF CREDIT
     The Fund has an unsecured $75,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”), which is renewed annually. The interest rate on the borrowing is the Bank’s overnight Federal funds rate plus 0.50%, and was 0.63% as of June 30, 2009. The Fund pays the Bank a commitment fee equal to 0.11% per annum on the daily unused portion of the committed line amount up to a maximum of $82,500 annually. The committed line of credit will expire on September 8, 2009, unless renewed. The commitment fees and interest incurred by the Fund are presented in the Statements of Operations. The commitment fees are allocated to each applicable portfolio in proportion to its relative average daily net assets and the interest expenses are charged directly to that portfolio. As of June 30, 2009, the Fund had no borrowings outstanding in connection with this line of credit. The weighted average interest rate and the average dollar amount of borrowings on those days that the portfolio had a loan outstanding during the period ended June 30, 2009 for each applicable portfolio were as follows:

	Weighted	Average
	Average	Dollar Amount
Portfolio	Interest Rate	of Borrowing

High Yield Bond	0.73%	$6,340,230
Short Duration Bond	0.74%	3,703,031
Focused 30	0.76%	667,411
Large-Cap Growth	0.70%	228,332
Long/Short Large Cap	0.71%	138,408
Mid-Cap Equity	0.76%	25,607,661
Small-Cap Value	0.74%	492,692
International Value	0.72%	15,355,981
Technology	0.77%	249,711

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
11. UNFUNDED SENIOR LOAN COMMITMENTS
     Unfunded loan commitments are marked to market daily and valued according to the Fund’s valuation policies and procedures. Any applicable unrealized gain/loss and unrealized appreciation/depreciation on unfunded loan commitments are recorded on the Statement of Assets and Liabilities and the Statement of Operations, respectively.
     Pursuant to the terms of certain of the Senior Loan agreements (Note 2G), the High Yield Bond Portfolio had unfunded loan commitments of $61,522 as of June 30, 2009 (see details in Notes to Schedule of Investments). The net unrealized appreciation on these commitments as of June 30, 2009 is included as an asset in the Statements of Assets and Liabilities.
12. PURCHASES AND SALES OF SECURITIES
     The cost of purchases and proceeds from sales of securities (excluding short-term investments, and the Money Market Portfolio since it trades exclusively in short-term debt securities) for the period ended June 30, 2009, are summarized in the following table:

	U.S. Government Securities
Portfolio	Purchases	Sales

Diversified Bond	$5,997,284,255	$6,359,140,443
Inflation Managed	17,921,943,140	19,312,313,405
Managed Bond	28,300,936,694	30,497,536,654
Short Duration Bond	1,066,452,318	1,188,021,386
Multi-Strategy	201,040,229	214,752,338
PD Aggregate Bond Index	59,508,381	36,111,266

	Other Securities
Portfolio	Purchases	Sales

Diversified Bond	$327,566,910	$260,620,646
Floating Rate Loan	327,974,337	131,628,087
High Yield Bond	629,540,394	370,096,139
Inflation Managed	247,936,786	499,113,639
Managed Bond	502,800,361	742,489,093
Short Duration Bond	759,056,417	677,278,319
American Funds Growth	37,312,538	576,570,788
American Funds Growth-Income	54,241,806	34,694,640
Comstock	418,495,082	203,146,955
Diversified Research	219,097,561	493,237,887
Equity	31,981,553	37,626,615
Equity Index	1,330,302,531	33,150,913
Focused 30	49,093,073	289,058,063
Growth LT	494,864,067	472,007,858
Large-Cap Growth	1,205,145,984	727,669,520
Large-Cap Value	1,028,892,870	276,993,341
Long/Short Large-Cap	1,764,377,051	1,296,553,949
Main Street Core	553,324,534	941,978,703
Mid-Cap Equity	666,319,316	1,959,918,135
Mid-Cap Growth	287,060,808	69,044,980
Mid-Cap Value	1,010,084,414	184,397,166
Small-Cap Equity	187,451,748	247,534,630
Small-Cap Growth	247,230,681	370,990,280
Small-Cap Index	59,869,811	76,540,959
Small-Cap Value	205,261,225	92,605,922
Emerging Markets	278,648,139	337,816,865
International Large-Cap	176,630,118	170,760,223
International Small-Cap	461,933,287	345,266,981
International Value	395,437,406	820,436,203
Health Sciences	21,469,305	25,441,100
Real Estate	113,498,218	69,269,701
Technology	68,415,368	62,061,532
American Funds Asset Allocation	73,849,130	8,182,866
Multi-Strategy	43,219,798	104,988,614
Pacific Dynamix — Conservative Growth	15,096,901	35,498
Pacific Dynamix — Moderate Growth	26,504,650	6,379
Pacific Dynamix — Growth	23,686,741	3,825
PD Aggregate Bond Index	9,085,110	—
PD High Yield Bond Index	21,784,078	529,875
PD Large-Cap Growth Index	16,273,010	4,505,464
PD Large-Cap Value Index	18,419,565	5,494,148
PD Small-Cap Growth Index	9,026,214	2,519,382
PD Small-Cap Value Index	9,800,998	2,873,007
PD International Large-Cap	10,963,776	501,941
PD Emerging Markets	12,276,574	1,189,461
13. TAX CHARACTER OF DISTRIBUTIONS AND COMPONENTS OF DISTRIBUTABLE EARNINGS
     The tax character of distributions paid during the period ended June 30, 2009, were as follows:

	Distributions Paid From
		Long-term
	Ordinary	Capital	Total
Portfolio	Income	Gains	Distributions

Diversified Bond	$4,313,892	$—	$4,313,892
Floating Rate Loan	17,806,474	—	17,806,474
High Yield Bond	29,555,763	—	29,555,763
Inflation Managed	138,769,566	90,093,852	228,863,418
Managed Bond	324,649,557	128,883,731	453,533,288
Money Market	2,959,750	—	2,959,750
Short Duration Bond	21,932,831	—	21,932,831
American Funds Growth	21,258,243	176,208,234	197,466,477
American Funds Growth-Income	11,315,872	122,383,220	133,699,092
Comstock	65,151	—	65,151
Diversified Research	90,994	—	90,994
Equity	99,981	—	99,981
Equity Index	123,363	—	123,363
Growth LT	14,793,409	—	14,793,409
Large-Cap Value	60,401	—	60,401
Long/Short Large-Cap	4,019	—	4,019
Main Street Core	93,856	—	93,856
Mid-Cap Equity	57,123	—	57,123

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	Distributions Paid From
		Long-term
	Ordinary	Capital	Total
Portfolio	Income	Gains	Distributions

Mid-Cap Growth	$92,589	$—	$92,589
Small-Cap Equity	199,973	—	199,973
Small-Cap Index	126,881	27,468,715	27,595,596
Small-Cap Value	97,271	—	97,271
Emerging Markets	218,026	220,368,925	220,586,951
International Large-Cap	129,997	—	129,997
International Small-Cap	794,010	—	794,010
International Value	155,854	—	155,854
Health Sciences	96,156	—	96,156
Real Estate	460,188	4,596,624	5,056,812
Multi-Strategy	10,738,680	—	10,738,680
PD High Yield Bond Index	195,017	—	195,017
     The tax character of distributions paid during the year ended December 31, 2008, were as follows:

	Distributions Paid From
		Long-term
	Ordinary	Capital	Total
Portfolio	Income	Gains	Distributions

Diversified Bond	$77,968,176	$—	$77,968,176
Floating Rate Loan	56,938,410	—	56,938,410
High Yield Bond	63,740,649	—	63,740,649
Inflation Managed	153,447,983	—	153,447,983
Managed Bond	210,209,256	46,152,084	256,361,340
Money Market	29,154,306	—	29,154,306
Short Duration Bond	62,990,082	—	62,990,082
American Funds Growth	16,116,528	253,193,296	269,309,824
American Funds Growth-Income	27,375,194	62,978,276	90,353,470
Comstock	58,357,791	87,616,404	145,974,195
Diversified Research	31,185,437	140,861,492	172,046,929
Equity	4,683,448	24,424,306	29,107,754
Equity Index	47,640,355	109,182,834	156,823,189
Focused 30	2,255,714	40,562,123	42,817,837
Growth LT	28,821,896	234,775,827	263,597,723
Large-Cap Growth	103,113,888	84,530,367	187,644,255
Large-Cap Value	53,725,612	106,205,898	159,931,510
Long/Short Large-Cap	5,590,000	—	5,590,000
Main Street Core	112,867,717	158,845,370	271,713,087
Mid-Cap Equity	256,520,763	399,945,556	656,466,319
Mid-Cap Growth	41,272,979	88,492,211	129,765,190
Small-Cap Equity	9,927,747	7,965,542	17,893,289
Small-Cap Growth	12,993,941	67,368,497	80,362,438
Small-Cap Index	15,205,052	56,594,863	71,799,915
Small-Cap Value	26,096,395	51,324,956	77,421,351
Emerging Markets	79,370,642	246,552,483	325,923,125
International Large-Cap	129,898,033	598,511,416	728,409,449
International Small-Cap	18,427,040	—	18,427,040
International Value	149,493,621	113,105,907	262,599,528
Health Sciences	9,030,904	7,377,186	16,408,090
Real Estate	54,779,290	181,393,908	236,173,198
Technology	13,014,852	5,199,683	18,214,535
Multi-Strategy	509,971	24,690,385	25,200,356
     As of December 31, 2008, the components of distributable earnings on a tax basis were as follows (only applicable to portfolios elected to be treated as a partnership for Federal income tax purposes (See Note 14):

	Accumulated		Undistributed
	Capital	Undistributed	Long-term	Unrealized
	and	Ordinary	Capital	Appreciation
Portfolio	Other Losses	Income	Gains	(Depreciation)

Diversified Bond	($133,104,353)	$4,313,892	$—	($183,565,424)
Floating Rate Loan	(68,288,106)	4,590,811	—	(299,075,737)
High Yield Bond	(203,819,857)	403,429	—	(197,513,082)
Inflation Managed	(17,956,956)	138,769,566	90,093,852	(776,862,275)
Managed Bond	—	324,649,557	128,883,731	(644,529,887)
Money Market	(2,306)	594,502	—	—
Short Duration Bond	(30,369,214)	476,209	—	(163,754,561)
Emerging Markets	(60,677,420)	218,026	220,368,925	(553,665,039)
International Large-Cap	(99,349,693)	129,997	—	(728,240,976)
International Small-Cap	(263,346,822)	794,010	—	(221,218,319)
International Value	(403,511,875)	155,854	—	(1,305,080,594)
     The components of the accumulated capital and other losses as of December 31, 2008, are summarized in Note 14.
14. FEDERAL INCOME TAX INFORMATION
     The Fund currently intends that each portfolio (i) will qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (the “Code”), or (ii) will be treated as a partnership for Federal income tax purposes only. A portfolio that qualifies as a RIC does not have to pay income tax as long as it distributes sufficient taxable income and net capital gains. Insurance companies whose separate accounts invest in a portfolio taxed as a RIC would take into account for Federal income tax purposes amounts (and in some cases the character of amounts) distributed by such portfolio. A portfolio that is treated as a partnership for tax purposes only is not subject to income tax; and any income, gains, losses, deductions, and credits of the portfolio would instead be “passed through” pro rata directly to the insurance companies whose separate accounts invest in the portfolio and retain the same character for Federal income tax purposes. As a result, the tax treatment to the insurance companies will vary, in some instances favorably when a

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
portfolio is treated as a partnership. However, the variable annuity contract owner or variable life insurance policy holder would not be affected by a portfolio electing to be taxed as a partnership versus a RIC. All portfolios except for the Diversified Bond, Floating Rate Loan, High Yield Bond, Inflation Managed, Managed Bond, Money Market, Short Duration Bond, Emerging Markets, International Large-Cap, International Small-Cap and International Value Portfolios, elected to be taxed as a partnership (instead of a RIC).
     Each of the portfolios electing to be taxed as a RIC declared and paid sufficient dividends on net investment income and capital gains distributions during 2008 to qualify as a RIC, and are not required to pay Federal income tax under the Code. Accordingly, no provision for Federal income taxes is required in the financial statements. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes (See Note 2C). In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by each portfolio.
     Net capital loss carryovers and post-October capital losses, if any, as of December 31, 2008 are available to offset future realized capital gains and thereby reduce future capital gain distributions for RIC portfolios. Post-October foreign currency losses, if any, will offset future net investment income and thereby reduce future ordinary income distributions. Net capital loss carryovers, post-October capital losses, and post-October foreign currency losses, if any, will expire for those portfolios which elected to be taxed as a partnership. The net capital loss carryovers, and the post-October capital and foreign currency losses deferred as of December 31, 2008, are presented in the following table:

									Post-October
	Net Capital							Post-October	Foreign	Accumulated
	Loss	Net Capital Loss Carryover Expiring in						Capital Loss	Currency	Capital and
Portfolio	Carryover	2011 and Prior	2012	2013	2014	2015	2016	Deferral	Loss Deferral	Other Losses

Diversified Bond	($104,781,907)	$—	$—	$—	$—	($21,070,010)	($83,711,897)	($28,322,446)	$—	($133,104,353)
Floating Rate Loan	(35,701,412)	—	—	—	—	(2,052,031)	(33,649,381)	(32,586,694)	—	(68,288,106)
High Yield Bond (1)	(179,804,334)	(132,947,941)	—	—	—	—	(46,856,393)	(24,015,523)	—	(203,819,857)
Inflation Managed	—	—	—	—	—	—	—	—	(17,956,956)	(17,956,956)
Money Market	(2,306)	—	—	—	(170)	(1,501)	(635)	—	—	(2,306)
Short Duration Bond	(30,369,214)	—	(4,618,657)	(14,086,485)	(11,664,072)	—	—	—	—	(30,369,214)
Emerging Markets	—	—	—	—	—	—	—	(60,677,420)	—	(60,677,420)
International Large-Cap	(71,247,531)	—	—	—	—	—	(71,247,531)	(28,102,162)	—	(99,349,693)
International Small-Cap	(144,334,109)	—	—	—	(10,300,983)	—	(134,033,126)	(119,012,713)	—	(263,346,822)
International Value	(177,748,089)	—	—	—	—	—	(177,748,089)	(225,763,786)	—	(403,511,875)

(1)	The net capital loss carryover for 2011 and prior includes $53,840,090 and $64,602,916 net capital loss carryover expiring in 2009 and 2010, respectively.
     The aggregate Federal tax cost of investments and the composition of unrealized appreciation and deprecation on investments and net unrealized appreciation and/or depreciation on derivatives and assets and liabilities in foreign currencies as of June 30, 2009, were as follows:

				Net	Net
	Total Cost of	Gross	Gross	Appreciation	Appreciation	Net
	Investments on	Appreciation	Depreciation	(Depreciation)	(Depreciation)	Appreciation
Portfolio	Tax Basis	on Investments	on Investments	on Investments	on Other (1)	(Depreciation)

Diversified Bond	$2,954,420,374	$52,021,064	($141,460,581)	($89,439,517)	($3,118,300)	($92,557,817)
Floating Rate Loan	995,530,587	6,763,258	(137,533,348)	(130,770,090)	22,902	(130,747,188)
High Yield Bond	1,088,763,367	23,545,372	(74,738,157)	(51,192,785)	4,523	(51,188,262)
Inflation Managed	6,800,176,423	109,629,830	(315,892,015)	(206,262,185)	10,269,798	(195,992,387)
Managed Bond	6,759,122,942	138,343,225	(345,652,754)	(207,309,529)	68,123,843	(139,185,686)
Money Market	1,488,793,783	—	—	—	—	—
Short Duration Bond	1,562,045,808	22,836,401	(61,596,622)	(38,760,221)	(718,347)	(39,478,568)
American Funds Growth	1,188,179,158	15,165,224	(435,686,520)	(420,521,296)	—	(420,521,296)
American Funds Growth-Income	1,977,490,528	6,543,699	(721,114,807)	(714,571,108)	—	(714,571,108)
Comstock	2,187,079,379	15,805,972	(425,640,892)	(409,834,920)	(5)	(409,834,925)
Diversified Research	485,513,806	22,781,197	(62,921,647)	(40,140,450)	—	(40,140,450)
Equity	164,595,185	6,817,368	(24,349,041)	(17,531,673)	—	(17,531,673)
Equity Index	4,038,221,217	40,067,939	(851,809,197)	(811,741,258)	(1,600,531)	(813,341,789)
Focused 30	214,346,514	9,488,160	(46,259,961)	(36,771,801)	26,669	(36,745,132)
Growth LT	1,539,435,580	67,422,178	(175,930,030)	(108,507,852)	(910,748)	(109,418,600)
Large-Cap Growth	1,108,395,186	58,861,972	(25,193,208)	33,668,764	—	33,668,764
Large-Cap Value	3,279,468,629	55,337,978	(519,223,454)	(463,885,476)	17,636	(463,867,840)
Long/Short Large-Cap	1,494,084,111	78,441,279	(52,534,372)	25,906,907	(13,482,256)	12,424,651
Main Street Core	1,278,069,024	44,494,644	(138,774,564)	(94,279,920)	—	(94,279,920)
Mid-Cap Equity	1,707,643,203	130,554,003	(151,084,560)	(20,530,557)	—	(20,530,557)
Mid-Cap Growth	1,322,324,234	78,148,751	(260,295,272)	(182,146,521)	—	(182,146,521)
Mid-Cap Value	856,492,108	40,410,017	(19,873,056)	20,536,961	—	20,536,961
Small-Cap Equity	644,838,501	35,537,552	(55,396,540)	(19,858,988)	—	(19,858,988)
Small-Cap Growth	579,160,035	51,848,354	(54,317,847)	(2,469,493)	—	(2,469,493)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

				Net	Net
	Total Cost of	Gross	Gross	Appreciation	Appreciation	Net
	Investments on	Appreciation	Depreciation	(Depreciation)	(Depreciation)	Appreciation
Portfolio	Tax Basis	on Investments	on Investments	on Investments	on Other (1)	(Depreciation)

Small-Cap Index	$668,285,968	$11,264,311	($229,040,370)	($217,776,059)	($15,521)	($217,791,580)
Small-Cap Value	702,168,920	22,763,115	(101,834,151)	(79,071,036)	—	(79,071,036)
Emerging Markets	1,451,532,877	120,901,502	(159,887,899)	(38,986,397)	(2,224,187)	(41,210,584)
International Large-Cap	2,778,324,090	71,009,693	(650,616,143)	(579,606,450)	281,572	(579,324,878)
International Small-Cap	797,399,619	72,087,458	(91,839,185)	(19,751,727)	47,761	(19,703,966)
International Value	2,485,565,660	84,235,020	(661,918,220)	(577,683,200)	(11,736,339)	(589,419,539)
Health Sciences	101,865,858	8,560,699	(8,234,896)	325,803	—	325,803
Real Estate	841,145,230	5,868,643	(301,897,443)	(296,028,800)	(12)	(296,028,812)
Technology	58,506,971	6,519,390	(1,000,414)	5,518,976	27	5,519,003
American Funds Asset Allocation	65,744,493	3,078,114	—	3,078,114	—	3,078,114
Multi-Strategy	233,232,627	11,511,348	(29,766,308)	(18,254,960)	511,054	(17,743,906)
Pacific Dynamix — Conservative Growth	15,062,428	252,153	—	252,153	—	252,153
Pacific Dynamix — Moderate Growth	26,498,482	439,997	—	439,997	—	439,997
Pacific Dynamix — Growth	23,683,083	414,442	—	414,442	—	414,442
PD Aggregate Bond Index	43,842,433	281,918	(101,957)	179,961	—	179,961
PD High Yield Bond Index	21,296,026	359,794	(233,854)	125,940	—	125,940
PD Large-Cap Growth Index	12,390,892	414,764	(126,178)	288,586	—	288,586
PD Large-Cap Value Index	13,712,145	296,485	(188,938)	107,547	—	107,547
PD Small-Cap Growth Index	6,712,453	475,489	(146,954)	328,535	—	328,535
PD Small-Cap Value Index	7,159,045	278,769	(262,056)	16,713	—	16,713
PD International Large-Cap	11,026,118	532,467	(199,590)	332,877	534	333,411
PD Emerging Markets	11,254,724	1,171,547	(169,567)	1,001,980	(8,090)	993,890

(1) Other includes net appreciation or depreciation on derivatives and assets and liabilities in foreign currencies.
     The Fund implemented Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, on June 29, 2007. The implementation of FIN 48 resulted in no liability for unrecognized tax benefits and no change to the beginning net asset values of each of the portfolios.
     As of and during the period ended June 30, 2009, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended June 30, 2009, the Fund did not incur any interest or penalties.
     The Fund remains subject to examination by Federal and State tax authorities (principal state jurisdictions include California and Massachusetts) for the tax years ended December 31, 2006 through December 31, 2008 for federal purposes and December 31, 2005 through December 31, 2008 for state purposes.
15. FAIR VALUE MEASUREMENTS
     The Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), as of January 1, 2008. Under SFAS 157, the Fund is required to characterize its holdings as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
•	Level 1 — Quoted prices in active markets for identical holdings

•	Level 2 — Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

•	Level 3 — Significant unobservable inputs that are not corroborated by observable market data
     The inputs or methodologies used for valuing the Fund’s holdings are not necessarily an indication of the risks associated with investing in those holdings. For example, money market holdings are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a holding, but since the value is not obtained from a quoted price in an active market, such holdings are reflected as Level 2. Foreign holdings that are valued with the assistance of a statistical research service (as described in Note 2A) are reflected as Level 2.
     The Fund implemented FSP 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly. The following is a description of valuation inputs and techniques that the Fund currently utilizes to fair value each major category of assets and liabilities in accordance with FSP 157-4:
     Equity Securities (Common and Preferred Stock) — Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     U.S. Treasury Obligations — U.S. Treasuries are fair valued based on a pricing model that evaluates the mean between the most recently published bid and ask price. The model also takes into consideration live data received from active market makers and inter-broker-dealer brokers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     U.S. Government Agency Issues and Mortgage-Backed Securities — U.S. Government Agency issues and mortgage-backed securities are fair valued using a pricing model based on inputs that include issuer type, coupon, and cash flows. The model acts as a benchmark or baseline starting point to evaluate all securities. The model is then adjusted for specific characteristics of each security including, weighted average maturity, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, and the next coupon reset date. To the extent that these inputs are observable and timely, the fair values of U.S. Government agency issues and mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.
     Municipal Bonds — Municipal bonds are fair valued based on a pricing model that takes into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Foreign Government Bonds and Notes — Foreign government bonds and notes are fair valued based on a discounted cash flow model that incorporates option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored regularly for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Corporate Bonds — Corporate bonds held by the Fund are generally comprised of two main categories consisting of investment grade bonds and high yield bonds. Investment grade bonds are fair valued using various inputs and techniques, which include broker-dealer quotations, recently executed transactions in securities of the issuer or comparable issuers, and options adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Asset-Backed Securities — Asset-backed securities are fair valued using a pricing model based on a security’s average life volatility. The model also takes into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type. To the extent that these inputs are observable and timely, the fair values of asset-backed securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Derivative Instruments — Listed derivatives, such as futures contracts, that are actively traded on a national securities exchange are fair valued based on quoted prices from the applicable exchange and are categorized as Level 1. The fair values of over the counter (“OTC”) derivatives including, forwards, swaps, certain option contracts, and commodities can differ based on the type of derivative instrument and the terms of the transaction. OTC derivatives are fair valued using various inputs including, quotations from various broker-dealers and counterparties, and pricing models that use certain observable inputs such as the creditworthiness of the counterparties, default probabilities, yield curves and credit curves. The pricing models utilized generally do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets. As a result, a majority of the Fund’s derivative instruments are categorized as Level 2. If the pricing inputs used are not observable and/or the market for the applicable derivative instruments is inactive, the fair values would be categorized as Level 3.
     Senior Loan Notes — Senior loan notes are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable and timely, the fair values of senior loan notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Securities Lending Collateral — Securities lending collateral, depending upon the applicable collateral pool, is fair valued based on either amortized cost, which approximates fair value, or the market value of the holdings in the collateral pool. To the extent that these inputs are observable and timely, the fair values of securities lending collateral would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     The following is a summary of the Fund’s holdings as of June 30, 2009 as categorized under the three-tier hierarchy of inputs as defined in SFAS 157:

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Portfolios	June 30, 2009	Price	Inputs	Inputs

Diversified Bond
Assets
Preferred Stocks*	$60,648	$60,648	$—	$—
Corporate Bonds & Notes	705,206,988	—	705,206,988	—
Senior Loan Notes	15,841,692	—	15,841,692	—
Mortgage-Backed Securities	842,674,179	—	832,648,554	10,025,625
Asset-Backed Securities	121,342,345	—	118,491,893	2,850,452
U.S. Government Agency Issues	161,196,451	—	161,196,451	—
U.S. Treasury Obligations	191,977,111	—	191,977,111	—
Short-Term Investments	447,218,531	—	447,218,531	—
Securities Lending Collateral	379,462,912	—	379,462,912	—
Investments in Other Financial Instruments**	879,270	879,270	—	—

	2,865,860,127	939,918	2,852,044,132	12,876,077

Liabilities
Investments in Other Financial Instruments**	(4,784,679)	(4,784,679)	—	—

Total	$2,861,075,448	($3,844,761)	$2,852,044,132	$12,876,077

Floating Rate Loan
Assets
Common Stocks*	$60,302	$—	$60,302	$—
Corporate Bonds & Notes	16,574,718	—	—	16,574,718
Senior Loan Notes	722,312,477	—	722,312,477	—
Short-Term Investment	125,813,000	—	125,813,000	—

Total	$864,760,497	$—	$848,185,779	$16,574,718

High Yield Bond
Assets
Preferred Stocks*
Financials	$2,521,891	$899,391	$1,622,500	$—
Convertible Preferred Stocks*	13,438	13,438	—	—
Exchange-Traded Funds*	22,211,780	22,211,780	—	—
Corporate Bonds & Notes	877,781,237	—	877,781,237	—
Convertible Corporate Bonds & Notes	5,753,458	—	5,753,458	—
Senior Loan Notes	39,289,477	—	39,289,477	—
Short-Term Investments	5,965,000	—	5,965,000	—
Securities Lending Collateral	84,034,301	—	84,034,301	—

Total	$1,037,570,582	$23,124,609	$1,014,445,973	$—

Inflation Managed
Assets
Convertible Preferred Stocks*	$2,511,904	$2,511,904	$—	$—
Corporate Bonds & Notes	827,882,567	—	827,882,567	—
Senior Loan Notes	26,892,565	—	26,892,565	—
Mortgage-Backed Securities	797,756,214	—	797,066,892	689,322
Asset-Backed Securities	172,486,638	—	172,486,638	—
U.S. Government Agency Issues	15,007,283	—	15,007,283	—
U.S. Treasury Obligations	3,883,440,424	—	3,883,440,424	—
Foreign Government Bonds & Notes	109,271,983	—	109,271,983	—
Municipal Bonds	25,794,927	—	25,794,927	—
Short-Term Investments	732,869,733	—	732,869,733	—
Investments in Other Financial Instruments**	25,382,529	115,379	21,058,988	4,208,162

	6,619,296,767	2,627,283	6,611,772,000	4,897,484

Liabilities
Securities sold short	(68,685,566)	—	(68,685,566)	—
Investments in Other Financial Instruments**	(24,080,829)	(968,863)	(22,447,732)	(664,234)

	(92,766,395)	(968,863)	(91,133,298)	(664,234)

Total	$6,526,530,372	$1,658,420	$6,520,638,702	$4,233,250

Managed Bond
Assets
Preferred Stocks*	$519,000	$519,000	$—	$—
Convertible Preferred Stocks*	43,009,852	43,009,852	—	—
Corporate Bonds & Notes	1,294,984,714	—	1,273,194,154	21,790,560
Senior Loan Notes	37,058,688	—	37,058,688	—
Mortgage-Backed Securities	3,938,446,401	—	3,936,893,668	1,552,733
Asset-Backed Securities	79,406,471	—	72,877,067	6,529,404
U.S. Government Agency Issues	98,025,125	—	98,025,125	—
U.S. Treasury Obligations	187,756,535	—	187,756,535	—
Foreign Government Bonds & Notes	266,310,241	—	266,310,241	—
Municipal Bonds	184,312,516	—	184,312,516	—
Short-Term Investments	67,941,425	—	67,941,425	—

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Portfolios	June 30, 2009	Price	Inputs	Inputs

Managed Bond (Continued)
Securities Lending Collateral	$354,042,445	$—	$354,042,445	$—
Investments in Other Financial Instruments **	99,181,147	21,949,368	70,021,297	7,210,482

	6,650,994,560	65,478,220	6,548,433,161	37,083,179

Liabilities
Securities sold short	(118,148,126)	—	(118,148,126)	—
Investments in Other Financial Instruments **	(31,501,679)	(1,181,300)	(30,320,379)	—

	(149,649,805)	(1,181,300)	(148,468,505)	—

Total	$6,501,344,755	$64,296,920	$6,399,964,656	$37,083,179

Money Market
Assets
Short-Term Investments	$1,488,793,783	$—	$1,488,793,783	$—

Short Duration Bond
Assets
Corporate Bonds & Notes	$490,726,101	$—	$490,726,101	$—
Mortgage-Backed Securities	442,836,863	—	442,836,863	—
Asset-Backed Securities	40,683,328	—	40,683,328	—
U.S. Government Agency Issues	213,150,575	—	213,150,575	—
U.S. Treasury Obligations	86,464,490	—	86,464,490	—
Foreign Government Bonds & Notes	6,215,339	—	6,215,339	—
Short-Term Investments	42,945,644	—	42,945,644	—
Securities Lending Collateral	200,263,247	—	200,263,247	—
Investments in Other Financial Instruments **	1,078,997	1,078,997	—	—

	1,524,364,584	1,078,997	1,523,285,587	—

Liabilities
Investments in Other Financial Instruments **	(1,797,344)	(1,797,344)	—	—

Total	$1,522,567,240	($718,347)	$1,523,285,587	$—

American Funds Growth
Assets
Mutual Fund *	$767,657,862	$767,657,862	$—	$—

American Funds Growth-Income
Assets
Mutual Fund *	$1,262,919,420	$1,262,919,420	$—	$—

Comstock
Assets
Common Stocks *	$1,681,735,808	$1,681,735,808	$—	$—
Short-Term Investment	58,238,000	—	58,238,000	—
Securities Lending Collateral	37,270,651	—	37,270,651	—

Total	$1,777,244,459	$1,681,735,808	$95,508,651	$—

Diversified Research
Assets
Common Stocks *	$398,139,802	$398,139,802	$—	$—
Short-Term Investment	15,321,000	—	15,321,000	—
Securities Lending Collateral	31,912,554	—	31,912,554	—

Total	$445,373,356	$398,139,802	$47,233,554	$—

Equity
Assets
Common Stocks *	$126,990,575	$126,990,575	$—	$—
Short-Term Investment	4,360,000	—	4,360,000	—
Securities Lending Collateral	15,712,937	—	15,712,937	—

Total	$147,063,512	$126,990,575	$20,072,937	$—

Equity Index
Assets
Common Stocks *	$3,082,174,352	$3,082,174,352	$—	$—
Short-Term Investment	70,902,000	—	70,902,000	—
Securities Lending Collateral	73,403,607	—	73,403,607	—

	3,226,479,959	3,082,174,352	144,305,607	—

Liabilities
Investments in Other Financial Instruments **	(1,600,531)	(1,600,531)	—	—

Total	$3,224,879,428	$3,080,573,821	$144,305,607	$—

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Portfolios	June 30, 2009	Price	Inputs	Inputs

Focused 30
Assets
Common Stocks *
Consumer Discretionary	$3,307,794	$3,307,794	$—	$—
Consumer Staples	28,394,776	19,609,223	8,785,553	—
Energy	2,251,236	2,251,236	—	—
Financials	16,962,098	16,962,098	—	—
Health Care	21,168,227	21,168,227	—	—
Industrials	10,337,939	4,259,728	6,078,211	—
Information Technology	51,331,728	51,331,728	—	—
Materials	5,114,118	4,463,184	650,934	—
Telecommunication Services	8,455,045	8,455,045	—	—

	147,322,961	131,808,263	15,514,698	—

Short-Term Investments	14,103,000	—	14,103,000	—
Securities Lending Collateral	16,148,752	—	16,148,752	—

Total	$177,574,713	$131,808,263	$45,766,450	$—

Growth LT
Assets
Preferred Stocks *	$9,622,625	$9,622,625	$—	$—
Common Stocks *
Consumer Discretionary	53,663,586	36,161,304	17,502,282	—
Consumer Staples	227,796,833	97,612,141	130,184,692	—
Energy	137,245,198	137,245,198	—	—
Financials	111,316,234	111,316,234	—	—
Health Care	173,869,689	140,077,503	33,792,186	—
Industrials	129,768,939	129,768,939	—	—
Information Technology	392,681,824	371,879,941	20,801,883	—
Materials	56,289,133	56,289,133	—	—
Telecommunication Services	35,700,686	35,700,686	—	—
Utilities	12,824,500	12,824,500	—	—

	1,331,156,622	1,128,875,579	202,281,043	—

Short-Term Investments	22,418,000	—	22,418,000	—
Securities Lending Collateral	67,730,481	—	67,730,481	—
Investments in Other Financial Instruments **	39,405	—	39,405	—

	1,430,967,133	1,138,498,204	292,468,929	—

Liabilities
Investments in Other Financial Instruments **	(917,286)	—	(917,286)	—

Total	$1,430,049,847	$1,138,498,204	$291,551,643	$—

Large-Cap Growth
Assets
Common Stocks *	$1,045,863,825	$1,045,863,825	$—	$—
Exchange-Traded Fund *	15,386,250	15,386,250	—	—
Short-Term Investment	3,383,000	—	3,383,000	—
Securities Lending Collateral	77,430,875	—	77,430,875	—

Total	$1,142,063,950	$1,061,250,075	$80,813,875	$—

Large-Cap Value
Assets
Common Stocks *
Consumer Discretionary	$421,333,157	$386,560,782	$34,772,375	$—
Consumer Staples	429,869,261	429,869,261	—	—
Energy	410,541,405	410,541,405	—	—
Financials	565,037,702	565,037,702	—	—
Health Care	226,967,565	196,204,539	30,763,026	—
Industrials	176,232,137	176,232,137	—	—
Information Technology	100,258,397	100,258,397	—	—
Materials	51,723,672	51,723,672	—	—
Telecommunication Services	209,103,462	209,103,462	—	—
Utilities	66,092,271	66,092,271	—	—

	2,657,159,029	2,591,623,628	65,535,401	—

Short-Term Investment	119,774,000	—	119,774,000	—
Securities Lending Collateral	38,650,124	—	38,650,124	—

Total	$2,815,583,153	$2,591,623,628	$223,959,525	$—

Long/Short Large-Cap
Assets
Common Stocks — Long *	$1,510,423,331	$1,510,423,331	$—	$—
Exchange-Traded Fund *	1,793,900	1,793,900	—	—
Short-Term Investments	7,773,787	—	7,773,787	—

	1,519,991,018	1,512,217,231	7,773,787	—

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Portfolios	June 30, 2009	Price	Inputs	Inputs

Long/Short Large-Cap (Continued)
Liabilities
Common Stocks — Short *	($292,189,501)	($292,189,501)	$—	$—
Investments in Other Financial Instruments **	(315,765)	(315,765)	—	—

	(292,505,266)	(292,505,266)	—	—

Total	$1,227,485,752	$1,219,711,965	$7,773,787	$—

Main Street Core
Assets
Common Stocks *
Consumer Discretionary	$98,521,075	$98,521,075	$—	$—
Consumer Staples	110,167,955	110,167,955	—	—
Energy	144,683,519	144,683,519	—	—
Financials	141,431,667	141,431,503	—	164
Health Care	162,173,305	162,173,305	—	—
Industrials	127,903,671	127,903,671	—	—
Information Technology	215,981,904	215,981,904	—	—
Materials	42,428,083	42,428,083	—	—
Telecommunication Services	27,414,662	27,414,662	—	—
Utilities	13,210,674	13,210,674	—	—

	1,083,916,515	1,083,916,351	—	164

Exchange-Traded Fund *	7,969,464	7,969,464	—	—
Short-Term Investment	41,882,000	—	41,882,000	—
Securities Lending Collateral	50,021,125	—	50,021,125	—

Total	$1,183,789,104	$1,091,885,815	$91,903,125	$164

Mid-Cap Equity
Assets
Common Stocks *	$1,535,376,927	$1,535,376,927	$—	$—
Short-Term Investment	52,809,000	—	52,809,000	—
Securities Lending Collateral	98,926,719	—	98,926,719	—

Total	$1,687,112,646	$1,535,376,927	$151,735,719	$—

Mid-Cap Growth
Assets
Convertible Preferred Stocks *	$4,408,104	$—	$—	$4,408,104
Common Stocks *
Consumer Discretionary	250,303,933	222,706,529	27,597,404	—
Energy	98,114,426	98,114,426	—	—
Financials	86,761,409	86,761,409	—	—
Health Care	112,594,023	112,594,023	—	—
Industrials	102,669,304	102,669,304	—	—
Information Technology	189,120,049	124,733,316	64,386,733	—
Materials	68,571,637	68,571,637	—	—
Telecommunication Services	13,523,495	13,523,495	—	—

	921,658,276	829,674,139	91,984,137	—

Short-Term Investment	43,407,000	—	43,407,000	—
Securities Lending Collateral	170,704,333	—	170,704,333	—

Total	$1,140,177,713	$829,674,139	$306,095,470	$4,408,104

Mid-Cap Value
Assets
Common Stocks *	$849,681,069	$849,681,069	$—	$—
Short-Term Investment	27,348,000	—	27,348,000	—

Total	$877,029,069	$849,681,069	$27,348,000	$—

Small-Cap Equity
Assets
Common Stocks *	$551,187,117	$551,187,117	$—	$—
Exchange-Traded Fund *	3,464,340	3,464,340	—	—
Short-Term Investment	25,382,000	—	25,382,000	—
Securities Lending Collateral	44,946,056	—	44,946,056	—

Total	$624,979,513	$554,651,457	$70,328,056	$—

Small-Cap Growth
Assets
Common Stocks *	$485,429,233	$485,429,233	$—	$—
Short-Term Investment	21,067,000	—	21,067,000	—
Securities Lending Collateral	70,194,309	—	70,194,309	—

Total	$576,690,542	$485,429,233	$91,261,309	$—

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Portfolios	June 30, 2009	Price	Inputs	Inputs

Small-Cap Index
Assets
Common Stocks *
Consumer Discretionary	$51,301,342	$51,301,342	$—	$—
Consumer Staples	13,963,745	13,963,745	—	—
Energy	17,792,553	17,792,553	—	—
Financials	77,387,973	77,387,779	—	194
Health Care	60,028,341	60,028,341	—	—
Industrials	63,306,133	63,306,133	—	—
Information Technology	78,437,602	78,297,166	140,436	—
Materials	15,089,213	15,089,213	—	—
Telecommunication Services	5,243,269	5,243,269	—	—
Utilities	14,248,221	14,248,221	—	—

	396,798,392	396,657,762	140,436	194

Closed-End Mutual Fund *	70,676	70,676	—	—
Short-Term Investment	7,444,000	—	7,444,000	—
Securities Lending Collateral	46,196,848	—	46,196,848	—

	450,509,916	396,728,438	53,781,284	194

Liabilities
Investments in Other Financial Instruments **	(12,090)	(12,090)	—	—

Total	$450,497,826	$396,716,348	$53,781,284	$194

Small-Cap Value
Assets
Common Stocks *	$544,739,812	$544,739,812	$—	$—
Short-Term Investment	26,854,000	—	26,854,000	—
Securities Lending Collateral	51,504,072	—	51,504,072	—

Total	$623,097,884	$544,739,812	$78,358,072	$—

Emerging Markets
Assets
Warrants	$7,993	$—	$7,993	$—
Preferred Stocks *	95,024,622	95,024,622	—	—
Common Stocks *
Argentina	339,204	339,204	—	—
Bermuda	11,116,242	7,134,331	3,981,911	—
Brazil	69,178,835	69,178,835	—	—
Canada	2,834,272	2,834,272	—	—
Cayman	39,124,632	21,676,635	17,447,997	—
Chile	37,832,435	37,832,435	—	—
China	22,025,304	—	22,025,304	—
Colombia	9,492,354	9,492,354	—	—
Denmark	17,506,662	—	17,506,662	—
Egypt	49,689,995	—	49,689,995	—
Hong Kong	131,598,911	—	131,598,911	—
India	174,105,929	37,409,582	136,696,347	—
Indonesia	42,242,360	—	42,242,360	—
Luxembourg	22,367,062	13,517,296	8,849,766	—
Mexico	92,657,313	92,657,313	—	—
Norway	8,657,011	—	8,657,011	—
Philippines	30,148,444	—	30,148,444	—
Portugal	5,752,159	—	5,752,159	—
Russia	72,281,935	16,370,860	55,911,075	—
South Africa	70,370,528	—	70,370,528	—
South Korea	63,731,296	—	63,731,296	—
Taiwan	84,930,044	—	84,930,044	—
Thailand	1,827,612	—	1,827,612	—
Turkey	76,038,060	—	76,038,060	—
United Kingdom	57,712,707	—	57,712,707	—
United States	5,013,834	5,013,834	—	—

	1,198,575,140	313,456,951	885,118,189	—

Corporate Bonds & Notes	161,592	—	161,329	263
Short-Term Investment	76,001,000	—	76,001,000	—
Securities Lending Collateral	42,776,133	—	42,776,133	—

Total	$1,412,546,480	$408,481,573	$1,004,064,644	$263

International Large-Cap
Assets
Common Stocks *
Australia	$7,807,012	$—	$7,807,012	$—
Austria	11,370,435	—	11,370,435	—
Bermuda	20,583,776	—	20,583,776	—
Canada	45,827,580	45,827,580	—	—

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Portfolios	June 30, 2009	Price	Inputs	Inputs

International Large-Cap (Continued)
Czech Republic	$11,319,627	$—	$11,319,627	$—
France	419,034,054	—	419,034,054	—
Germany	228,655,064	—	228,655,064	—
Hong Kong	13,705,586	—	13,705,586	—
India	32,889,412	32,889,412	—	—
Italy	14,905,158	—	14,905,158	—
Japan	262,828,205	—	262,828,205	—
Mexico	26,044,159	26,044,159	—	—
Netherlands	151,748,584	—	151,748,584	—
Singapore	26,663,420	—	26,663,420	—
South Africa	16,541,629	—	16,541,629	—
South Korea	25,414,331	—	25,414,331	—
Switzerland	347,822,812	—	347,822,812	—
Taiwan	24,356,571	24,356,571	—	—
United Kingdom	402,668,893	—	402,668,893	—
United States	36,383,784	—	36,383,784	—

	2,126,570,092	129,117,722	1,997,452,370	—

Short-Term Investment	1,570,000	—	1,570,000	—
Securities Lending Collateral	70,577,548	—	70,577,548	—

Total	$2,198,717,640	$129,117,722	$2,069,599,918	$—

International Small-Cap
Assets
Preferred Stocks *	$2,852,330	$—	$2,852,330	$—
Common Stocks *
Australia	29,403,135	—	29,403,135	—
Austria	15,127,083	—	15,127,083	—
Belgium	14,704,350	—	14,704,350	—
Bermuda	17,434,028	—	17,434,028	—
Canada	64,017,350	64,017,350	—	—
Cayman	1,343,369	—	1,343,369	—
Denmark	6,354,489	—	6,354,489	—
Finland	1,410,810	—	1,410,810	—
France	41,456,724	—	41,456,724	—
Germany	36,052,440	—	36,052,440	—
Greece	7,179,357	—	7,179,357	—
Hong Kong	2,782,864	—	2,782,864	—
Ireland	16,811,323	—	16,811,323	—
Italy	33,446,603	—	33,446,603	—
Japan	148,662,167	—	148,662,167	—
Luxembourg	4,537,426	—	4,537,426	—
Netherlands	29,613,086	—	29,613,086	—
Norway	9,838,220	—	9,838,220	—
Portugal	475,790	—	475,790	—
Singapore	9,922,397	—	9,922,397	—
South Korea	26,368,797	—	26,368,797	—
Spain	28,267,007	—	28,267,007	—
Sweden	3,055,282	—	3,055,282	—
Switzerland	41,213,816	—	41,213,816	—
United Kingdom	145,143,329	—	145,143,329	—
United States	419,102	419,102	—	—

	735,040,344	64,436,452	670,603,892	—

Short-Term Investment	21,510,000	—	21,510,000	—
Securities Lending Collateral	18,245,218	—	18,245,218	—

Total	$777,647,892	$64,436,452	$713,211,440	$—

International Value
Assets
Rights	$396,710	$—	$396,686	$24
Common Stocks *
Australia	99,679,401	—	99,679,401	—
Belgium	12,064,282	—	12,064,282	—
Canada	70,093,821	70,093,821	—	—
Finland	22,827,613	—	22,827,613	—
France	204,989,763	—	204,989,763	—
Germany	192,646,624	—	192,646,624	—
Hong Kong	9,482,546	—	9,482,546	—
Italy	87,827,819	—	87,827,819	—
Japan	370,813,296	—	370,813,296	—

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Portfolios	June 30, 2009	Price	Inputs	Inputs

International Value (Continued)
Luxembourg	$14,597,402	$—	$14,597,402	$—
Netherlands	43,079,644	—	43,079,644	—
New Zealand	10,386,564	—	10,386,564	—
Norway	19,169,465	—	19,169,465	—
Singapore	4,320,623	—	4,320,623	—
Spain	55,396,402	—	55,396,402	—
Sweden	62,706,233	—	62,706,233	—
Switzerland	90,830,304	4,359,447	86,470,857	—
United Kingdom	416,250,863	—	416,250,863	—

	1,787,162,665	74,453,268	1,712,709,397	—

Short-Term Investment	38,089,000	—	38,089,000	—
Securities Lending Collateral	82,234,085	—	82,234,085	—
Investments in Other Financial Instruments **	2,421,363	—	2,421,363	—

	1,910,303,823	74,453,268	1,835,850,531	24

Liabilities
Investments in Other Financial Instruments **	(14,475,152)	(120,433)	(14,354,719)	—

Total	$1,895,828,671	$74,332,835	$1,821,495,812	$24

Health Sciences
Assets
Warrants	$354,271	$—	$354,271	$—
Convertible Preferred Stocks *	2,696,182	2,696,182	—	—
Common Stocks *	76,721,564	76,721,564	—	—
Convertible Corporate Bonds	70,718	—	70,718	—
Short-Term Investment	2,989,000	—	2,989,000	—
Securities Lending Collateral	19,359,926	—	19,359,926	—

Total	$102,191,661	$79,417,746	$22,773,915	$—

Real Estate
Assets
Common Stocks *	$442,099,902	$442,099,902	$—	$—
Short-Term Investment	13,859,000	—	13,859,000	—
Securities Lending Collateral	89,157,528	—	89,157,528	—

Total	$545,116,430	$442,099,902	$103,016,528	$—

Technology
Assets
Common Stocks *
Consumer Discretionary	$2,621,071	$2,621,071	$—	$—
Health Care	970,205	970,205	—	—
Industrials	592,853	592,853	—	—
Information Technology	49,108,269	48,698,067	410,202	—
Telecommunication Services	3,837,145	3,837,145	—	—

	57,129,543	56,719,341	410,202	—

Short-Term Investment	246,000	—	246,000	—
Securities Lending Collateral	6,650,404	—	6,650,404	—

Total	$64,025,947	$56,719,341	$7,306,606	$—

American Funds Asset Allocation
Assets
Mutual Fund *	$68,822,607	$68,822,607	$—	$—

Multi-Strategy
Assets
Convertible Preferred Stocks *	$7,335,760	$7,335,760	$—	$—
Common Stocks *
Consumer Discretionary	8,130,923	5,407,803	2,723,120	—
Consumer Staples	8,661,556	5,718,285	2,943,271	—
Energy	9,378,360	9,378,360	—	—
Financials	10,739,445	10,739,445	—	—
Health Care	12,209,469	12,209,469	—	—
Industrials	4,295,090	4,295,090	—	—
Information Technology	41,642,294	41,642,294	—	—
Materials	3,102,050	3,102,050	—	—
Utilities	1,186,574	1,186,574	—	—

	99,345,761	93,679,370	5,666,391	—

Corporate Bonds & Notes	16,222,574	—	16,222,574	—
Mortgage-Backed Securities	42,968,696	—	42,968,696	—
Asset-Backed Securities	4,260,305	—	4,260,305	—
U.S. Government Agency Issues	1,108,386	—	1,108,386	—
Short-Term Investment	40,976,000	—	40,976,000	—

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Portfolios	June 30, 2009	Price	Inputs	Inputs

Multi-Strategy (Continued)
Securities Lending Collateral	$2,760,185	$—	$2,760,185	$—
Investments in Other Financial Instruments **	552,710	—	552,710	—

	215,530,377	101,015,130	114,515,247	—

Liabilities
Investments in Other Financial Instruments **	(51,898)	—	(51,898)	—

Total	$215,478,479	$101,015,130	$114,463,349	$—

Pacific Dynamix — Conservative Growth
Assets
Affiliated Mutual Funds *	$15,314,581	$15,314,581	$—	$—

Pacific Dynamix — Moderate Growth
Assets
Affiliated Mutual Funds *	$26,938,479	$26,938,479	$—	$—

Pacific Dynamix — Growth
Assets
Affiliated Mutual Funds *	$24,097,525	$24,097,525	$—	$—

PD Aggregate Bond Index
Assets
Corporate Bonds & Notes	$7,492,555	$—	$7,492,555	$—
Mortgage-Backed Securities	13,446,258	—	13,446,258	—
Asset-Backed Securities	302,031	—	302,031	—
U.S. Government Agency Issues	2,752,641	—	2,752,641	—
U.S. Treasury Obligations	8,054,264	—	8,054,264	—
Foreign Government Bonds & Notes	410,734	—	410,734	—
Municipal Bonds	45,767	—	45,767	—
Short-Term Investment	11,518,144	11,518,144	—	—

Total	$44,022,394	$11,518,144	$32,504,250	$—

PD High Yield Bond Index
Assets
Corporate Bonds & Notes	$21,087,868	$97,875	$20,989,993	$—
Short-Term Investment	334,098	334,098	—	—

Total	$21,421,966	$431,973	$20,989,993	$—

PD Large-Cap Growth Index
Assets
Common Stocks *	$12,056,408	$12,056,408	$—	$—
Exchange-Traded Fund *	33,070	33,070	—	—
Short-Term Investment	590,000	—	590,000	—

Total	$12,679,478	$12,089,478	$590,000	$—

PD Large-Cap Value Index
Assets
Common Stocks *	$13,027,912	$13,027,912	$—	$—
Exchange-Traded Fund *	73,780	73,780	—	—
Short-Term Investment	718,000	—	718,000	—

Total	$13,819,692	$13,101,692	$718,000	$—

PD Small-Cap Growth Index
Assets
Common Stocks *	$6,635,124	$6,635,124	$—	$—
Exchange-Traded Fund *	245,864	245,864	—	—
Short-Term Investment	160,000	—	160,000	—

Total	$7,040,988	$6,880,988	$160,000	$—

PD Small-Cap Value Index
Assets
Common Stocks *
Consumer Discretionary	$756,120	$756,120	$—	$—
Consumer Staples	208,142	208,142	—	—
Energy	385,821	385,821	—	—
Financials	2,339,327	2,339,327	—	—
Health Care	362,320	362,320	—	—
Industrials	1,187,864	1,187,864	—	—
Information Technology	797,974	793,631	4,343	—
Materials	387,014	387,014	—	—
Telecommunication Services	43,797	$43,797	—	—
Utilities	493,063	493,063	—	—

	6,961,442	6,957,099	4,343	—

Closed-End Mutual Fund *	2,586	2,586	—	—
Exchange-Traded Fund *	23,730	23,730	—	—
Short-Term Investment	188,000	—	188,000	—

Total	$7,175,758	$6,983,415	$192,343	$—

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Portfolios	June 30, 2009	Price	Inputs	Inputs

PD International Large-Cap
Assets
Rights	$4,693	$—	$4,693	$—
Preferred Stocks *	25,957	—	25,957	—
Common Stocks *
Australia	661,802	250,562	411,240	—
Belgium	47,101	—	47,101	—
Canada	1,024,985	1,024,985	—	—
Denmark	84,115	43,568	40,547	—
Finland	115,182	115,182	—	—
France	1,057,329	65,706	991,623	—
Germany	819,360	217,077	602,283	—
Hong Kong	201,551	—	201,551	—
Ireland	36,848	36,848	—	—
Italy	295,035	85,338	209,697	—
Japan	2,455,730	778,701	1,677,029	—
Luxembourg	52,928	52,928	—	—
Netherlands	231,897	77,712	154,185	—
Norway	43,494	43,494	—	—
Singapore	87,988	—	87,988	—
Spain	501,921	427,345	74,576	—
Sweden	231,826	—	231,826	—
Switzerland	774,630	359,384	415,246	—
United Kingdom	2,067,850	1,132,190	935,660	—
United States	9,773	9,773	—	—

	10,801,345	4,720,793	6,080,552	—

Short-Term Investment	527,000	—	527,000	—

Total	$11,358,995	$4,720,793	$6,638,202	$—

PD Emerging Markets
Assets
Rights	$426	$426	$—	$—
Preferred Stocks *	505,711	505,711	—	—
Common Stocks *
Brazil	923,716	923,716	—	—
Chile	270,474	270,474	—	—
China	773,582	466,534	307,048	—
Czech Republic	96,988	—	96,988	—
Hong Kong	656,063	629,411	26,652	—
Hungary	78,991	—	78,991	—
India	1,267,798	1,138,910	128,888	—
Indonesia	336,096	119,920	216,176	—
Israel	524,858	524,858	—	—
Malaysia	766,896	—	766,896	—
Mexico	958,485	958,485	—	—
Philippines	49,720	49,720	—	—
Poland	190,884	—	190,884	—
South Africa	1,343,813	491,733	852,080	—
South Korea	1,245,855	589,278	656,577	—
Taiwan	1,428,105	210,111	1,217,994	—
Thailand	311,576	135,691	175,885	—
Turkey	145,560	101,178	44,382	—

	11,369,460	6,610,019	4,759,441	—

Exchange-Traded Fund *	248,107	248,107	—	—
Short-Term Investment	133,000	—	133,000	—

Total	$12,256,704	$7,364,263	$4,892,441	$—

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining value for the period ended June 30, 2009. Level 3 holdings transfer in at beginning of period values and transfer out at end of period values. Total realized and unrealized gains (losses) of Level 3 holdings are included in net realized and unrealized gains (losses) in the Portfolios’ Statements of Operations. Portfolios not listed held no Level 3 holdings at the beginning or end of the period.

								Change in Net
								Unrealized
								Appreciation
					Total Change			(Depreciation)
					in Net	Transfers		on Level 3
	Value,	Net	Accrued	Total Net	Unrealized	In and/		Holdings Held at
	Beginning	Purchases	Discounts	Realized Gains	Appreciation	or Out of	Value,	the End of Period,
Portfolios	of Period	(Sales)	(Premiums)	(Losses)	(Depreciation)	Level 3	End of Period	if Applicable

Diversified Bond
Mortgage-Backed Securities	$3,592,924	($561,612)	$3,184	$46,716	$1,697,069	$5,247,344	$10,025,625	$1,697,069
Asset-Backed Securities	1,880,000	—	—	—	970,452	—	2,850,452	970,452

	$5,472,924	($561,612)	$3,184	$46,716	$2,667,521	$5,247,344	$12,876,077	$2,667,521

Floating Rate Loan
Corporate Bonds & Notes	$16,555,313	$379,334	$20,392	$—	($380,321)	$—	$16,574,718	($380,321)
Senior Loan Notes	41,030	(41,867)	—	—	837	—	—	—

	$16,596,343	$337,467	$20,392	$—	($379,484)	$—	$16,574,718	($380,321)

Inflation Managed
Mortgage-Backed Securities	$50,632	($88,007)	$60	$421	($13,258)	$739,474	$689,322	($13,258)
Investments in Other Financial Instruments *	8,939,542	(1,087,663)	—	36,561	(4,344,512)	—	3,543,928	(4,015,267)

	$8,990,174	($1,175,670)	$60	$36,982	($4,357,770)	$739,474	$4,233,250	($4,028,525)

Managed Bond
Corporate Bonds & Notes	$994,562	$24,400,000	($22,779)	$—	($3,581,223)	$—	$21,790,560	($3,581,223)
Mortgage-Backed Securities	1,629,058	(55,919)	565	835	(21,806)	—	1,552,733	(21,806)
Asset-Backed Securities	7,011,690	(410,516)	4,203	2,030	(78,003)	—	6,529,404	(78,003)
Investments in Other Financial Instruments *	7,324,790	—	—	(270,092)	155,784	—	7,210,482	(112,003)

	$16,960,100	$23,933,565	($18,011)	($267,227)	($3,525,248)	$—	$37,083,179	($3,793,035)

Equity
Common Stocks *	$1,760	$—	$—	($1,760)	$—	$—	$—	$—

Equity Index
Common Stocks *	$4,780	$—	$—	($4,780)	$—	$—	$—	$—

Main Street Core
Common Stocks *	$23,270	$—	$—	($23,270)	$164	$—	$164	$164

Mid-Cap Equity
Common Stocks *	$2,430	$—	$—	($2,430)	$—	$—	$—	$—

Mid-Cap Growth
Convertible Preferred Stocks *	$4,408,104	$—	$—	$—	$—	$—	$4,408,104	$—

Small-Cap Index
Common Stocks *	$—	$—	$—	$—	$194	$—	$194	$194

Emerging Markets
Corporate Bonds & Notes	$21,004	$—	$—	$—	($20,741)	$—	$263	($20,741)

International Value
Rights	$25	$—	$—	$—	($1)	$—	$24	$1

Health Sciences
Common Stocks *	$2,209,165	$—	$—	$—	($380,205)	($1,828,960)	$—	$—

Multi-Strategy
Common Stocks *	$5,280	$—	$—	($5,280)	$—	$—	$—	$—

* For portfolios that have all of their equity securities categorized in a single level, refer to their respective schedule of investments for further industry breakout.

** Investments in other financial instruments include open futures contracts, swap contracts, purchased options, written options, and forward foreign currency contracts, if any.

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
16. DERIVATIVE INVESTMENT HOLDINGS CATEGORIZED BY RISK EXPOSURE
     In March 2008, FASB issued SFAS 161, Disclosures about Derivative Instruments and Hedging Activities. The new standard requires all companies to enhance disclosures about the Fund’s derivative and hedging activities to enable financial statement users to understand how and why the entity uses derivative investments to manage risks, how derivative investments are accounted for under FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities (“SFAS 133”), and how derivative investments affect the entity’s financial position, results of operations, and cash flows. The new standard is effective for statements issued for fiscal years and interim periods beginning after November 15, 2008.
     Market Risks Managed By Investing In Derivatives
     Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain portfolios are permitted to invest in derivative instruments, including, but not limited to, futures contracts, options contracts, forward foreign currency contracts, interest rate swaps, and credit default swaps. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a portfolio’s gains and losses and therefore increase its volatility. A portfolio’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a portfolio may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, credit (including counterparty), and price volatility risks.
     Interest rate risk — A portfolio may be exposed to interest rate risk through investments in derivative instruments tied to fixed income securities. Interest rate risk is the risk that fixed income securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than fixed income securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a fixed income security’s yield (market price to interest rate movement).
     Foreign investments and currency risk — A portfolio may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues and foreign controls on investments. As a result, a portfolio’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the portfolio.
     Price volatility risk — Derivatives tied to equity and fixed income securities are exposed to potential price volatility. Fixed income securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade fixed income securities (including loans) may be relatively greater than for investment grade fixed income securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. Commodity-linked derivative instruments may be used to manage a portfolio’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.
     Credit risk — Credit risk is the risk that a fixed income security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g. may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A portfolio may lose money if the issuer or guarantor of fixed income security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A portfolio may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A portfolio’s investments in fixed income (debt) holdings may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality. In addition, certain managers may attempt to minimize credit risks to the portfolios by performing extensive reviews of each counterparty and entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction.
     A portfolio’s transactions in listed securities are settled/paid for upon delivery with their counterparties. Therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.
     Credit Related Contingent Features
     Certain portfolios are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over the counter derivative and foreign exchange contracts, entered into by the portfolios and those counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and certain events of default or termination, such as credit related contingent features. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. For example, many ISDA Master Agreements include credit related contingent features, which may be established between a portfolio and its derivatives counterparty to reduce the risk that a portfolio will not fulfill its payment

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
obligations to its counterparties. These triggering events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. Thus, if a credit related contingent feature is triggered, it would allow the derivatives counterparty to close out all transactions under the agreement and demand payment or additional collateral to cover their exposure to the portfolio. Any election made by a counterparty to early terminate a transaction could be material to the Fund’s financial statements. To reduce credit risk associated with ISDA transactions, a portfolio may enter into master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. A portfolio’s overall exposure to credit risk, subject to master netting arrangements, can change substantially within a short period, as it is affected by each transaction subject to the arrangement.
     Futures Contracts
     In the normal course of pursuing their investment objectives, certain portfolios are subject to price volatility, interest rate, currency, credit and other risks relating to a portfolio’s investments. Certain portfolios may enter into futures contracts to manage these risks, and may also use futures for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging, or to otherwise help achieve a portfolio’s investment goal. Futures contracts are also subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin deposits are made upon entering into futures contracts and can be funded with either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the portfolio’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures present minimal counterparty credit risk since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
     Options Contracts
     In the normal course of pursuing their investment objectives, certain portfolios are subject to price volatility risk, interest rate risk, and foreign investments and currency risk. Certain portfolios may enter into options contracts to manage these risks, and may also write and/or purchase call and put options on securities, futures, interest rate swaps, or currencies for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or to otherwise help achieve a portfolio’s investment goal. Writing put options or purchasing call options tends to increase a portfolio’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a portfolio’s exposure to the underlying instrument. When a portfolio writes or purchases a call or put option, an amount equal to the premium received or paid by the portfolio is included in a portfolio’s Statement of Assets and Liabilities as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a portfolio on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the portfolio has realized a gain or loss on investment transactions. A portfolio, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying the written option. In addition, an illiquid market may make it difficult for a portfolio to close out an option contract. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default. A portfolio’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid.
     Forward Foreign Currency Contracts
     In the normal course of pursuing their investment objectives, certain portfolios are subject to foreign investment and currency risk, the risk that counterparties are unable to meet the terms of the contracts or that the value of the foreign currencies change unfavorably versus the U.S. dollar. Certain portfolios may enter into forward foreign currency contracts (“forward contracts”) for the purpose of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or to otherwise help achieve a portfolio’s investment goals. Forward foreign currency contracts can help a portfolio manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable translation rates. A portfolio records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A portfolio’s maximum risk of loss from counterparty credit risk related to forward foreign currency contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover the portfolio’s exposure to the counterparty.
     Swaps
     In the normal course of pursuing their investment objectives, certain portfolios are subject to elements of credit, interest rate, price volatility and documentation risks in excess of the related amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates. Certain portfolios may enter into swap agreements for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or to otherwise help achieve a portfolio’s investment goal. Certain portfolios may also enter into swap agreements to obtain a desired return at a lower cost than if a portfolio had invested directly in

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
the asset that yielded the desired return and to manage its exposure to credit, currency, interest rate, and commodity and inflation risks. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to specified underlying assets based on a notional principal amount. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
     Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Unrealized appreciation is recorded as an asset and unrealized depreciation is recorded as a liability on the Statements of Assets and Liabilities. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such in the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are included in the calculation of realized gain or loss in the Statements of Operations, when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the portfolios are included as part of realized gain or loss in the Statements of Operations.
     Interest Rate Swaps
     In the normal course of pursuing their investment objectives, certain portfolios may invest in interest rate swaps to manage interest rate risk or for purposes of hedging, duration management, as a substitute for securities, to increase returns, or to otherwise help achieve a portfolio’s investment goals. Because certain portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain the ability to generate income at prevailing market rates, certain portfolios may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets. A portfolio investing in interest rate swaps are subject to the risk that the counterparties are unable to meet the terms of the contracts. A portfolio’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover the portfolio’s exposure to the counterparty.
     Credit Default Swaps
     In the normal course of pursuing their investment objectives, certain portfolios may invest in credit default swaps to manage credit risk or for purposes of hedging, duration management, as a substitute for securities, to increase returns, or to otherwise help achieve a portfolio’s investment goals. A portfolio investing in credit default swaps is subject to the risk that counterparties are unable to meet the terms of the contracts. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection, a portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a portfolio would be subject to investment exposure on the notional amount of the swap.
     If a portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
     Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
the issuers (i.e., to reduce risk where a portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.
     Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.
     Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swap to achieve a similar effect.
     Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
     A Portfolio may use pairs trades of credit default swaps. Pairs trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pairs trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a Portfolio may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.
     A Portfolio may also use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.
     A Portfolio’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover the portfolio’s exposure to the counterparty.
     The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to the Schedules of Investments. The collateral posted, net of assets received as collateral, for swap contracts is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2009 for which a portfolio is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a portfolio for the same referenced entity or entities.
     Total Return Swaps
     In the normal course of pursuing their investment objectives, certain portfolios may invest in total return swaps. A portfolio investing in credit default swaps is subject to the risk that counterparties are unable to meet the terms of the contracts. A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a portfolio will receive a payment from or make a payment to the counterparty. A Portfolio’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover the portfolio’s exposure to the counterparty.

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     The following is a summary of the location of derivative investments on the Fund’s Statements of Assets and Liabilities as of June 30, 2009:

Location on the Statements of Assets and Liabilities
Derivative Investments Type	Asset Derivative Investments	Liability Derivative Investments

Interest rate contracts	Investments, at value	Outstanding options written, at value
	Receivable: Swap agreements	Payable: Swap agreements
	Receivable: Variation margin	Payable: Variation margin
	Swap appreciation	Swap depreciation

Foreign exchange contracts	Investments, at value	Outstanding options written, at value
	Receivable: Variation margin	Payable: Variation margin
	Forward foreign currency contracts appreciation	Forward foreign currency contracts depreciation

Credit contracts	Receivable: Swap agreements	Payable: Swap agreements
Other contracts	Swap appreciation	Swap depreciation

Equity contracts	Investments, at value	Outstanding options written, at value
	Receivable: Variation margin	Payable: Variation margin

     Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under SFAS 133. Accordingly, even though the Fund’s investments in derivatives may represent economic hedges as part of its investment objectives, they are considered to be non-hedge transactions for purposes of SFAS 133 accounting. The following is a summary of the Funds’ derivative investments not accounted for as hedging investments under SFAS 133, categorized by primary risk exposure as of June 30, 2009:

		Asset Derivative Investments Value
	Total Value at		Interest		Foreign
Portfolio	June 30, 2009	Equity Contracts	Rate Contracts	Credit Contracts	Exchange Contracts	Other Contracts

Diversified Bond	$879,270	$—	$879,270	$—	$—	$—
Inflation Managed	25,382,529	—	17,428,123	7,456,330	498,076	—
Managed Bond	99,181,147	—	82,958,547	14,888,379	1,334,221	—
Short Duration Bond	1,078,997	—	1,078,997	—	—	—
Growth LT	39,405	—	—	—	39,405	—
International Value	2,421,363	—	—	—	2,421,363	—
Multi-Strategy	552,710	—	524,263	28,447	—	—

Total	$129,535,421	$—	$102,869,200	$22,373,156	$4,293,065	$—

		Liability Derivative Investments Value
	Total Value at		Interest		Foreign
Portfolio	June 30, 2009	Equity Contracts	Rate Contracts	Credit Contracts	Exchange Contracts	Other Contracts

Diversified Bond	($4,784,679)	$—	($4,784,679)	$—	$—	$—
Inflation Managed	(24,080,829)	—	(10,224,828)	(11,917,188)	(1,938,813)	—
Managed Bond	(31,501,679)	—	(4,934,234)	(2,977,641)	(23,589,804)	—
Short Duration Bond	(1,797,344)	—	(1,797,344)	—	—	—
Equity Index	(1,600,531)	(1,600,531)	—	—	—	—
Growth LT	(917,286)	—	—	—	(917,286)	—
Long/Short Large-Cap	(315,765)	(315,765)	—	—	—	—
Small-Cap Index	(12,090)	(12,090)	—	—	—	—
International Value	(14,475,152)	(120,433)	—	—	(14,354,719)	—
Multi-Strategy	(51,898)	—	(140)	(51,758)	—	—

Total	($79,537,253)	($2,048,819)	($21,741,225)	($14,946,587)	($40,800,622)	$—

     The following is a summary of the location of derivative investments on the Fund’s Statements of Operations as of June 30, 2009:

Derivative Investment Type	Location of Gain (Loss) on Derivative Investments Recognized in the Statements of Operations

Interest rate contracts	Net realized gain (loss) on investment security and forward transactions
Equity contracts	Net realized gain (loss) on futures contracts and swap transactions
Net realized gain (loss) on written option transactions
Change in net unrealized appreciation (depreciation) on investment securities and forwards
Change in net unrealized appreciation (depreciation) on futures contracts and swaps
Change in net unrealized appreciation (depreciation) on written options

Foreign exchange contracts	Net realized gain (loss) on investment security and forward transactions
Net realized gain (loss) on futures contracts and swap transactions
Net realized gain (loss) on written option transactions
Net realized gain (loss) on foreign currency transactions
Change in net unrealized appreciation (depreciation) on investment securities and forwards
Change in net unrealized appreciation (depreciation) on futures contracts and swaps
Change in net unrealized appreciation (depreciation) on written options
Change in net unrealized appreciation (depreciation) on foreign currencies

Credit contracts	Net realized gain (loss) on futures contracts and swap transactions
Other contracts	Change in net unrealized appreciation (depreciation) on futures contracts and swaps

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the period ended June 30, 2009:

	Realized Gain (Loss) on Derivative Investments Recognized in the Statement of Operations
		Equity	Interest Rate	Credit	Foreign Exchange	Other
Portfolio	Total	Contracts	Contracts	Contracts	Contracts	Contracts

Diversified Bond	($9,932,215)	$—	$3,428,828	($13,519,666)	$158,623	$—
High Yield Bond	(1,669,518)	—	—	(1,669,518)	—	—
Inflation Managed	(31,970,636)	—	(40,923,205)	13,914,625	(4,962,056)	—
Managed Bond	(180,528,144)	—	(103,207,568)	(40,246,175)	(37,074,401)	—
Short Duration Bond	12,939,060	—	12,939,060	—	—	—
Comstock	2,313,442	2,313,442	—	—	—	—
Equity Index	5,038,970	5,038,970	—	—	—	—
Focused 30	1,036,015	1,036,015	—	—	—	—
Growth LT	(5,565,523)	202,274	—	—	(5,767,797)	—
Large-Cap Growth	8,792,427	8,792,427	—	—	—	—
Large-Cap Value	8,822,351	8,822,351	—	—	—	—
Long/Short Large-Cap	7,982,154	7,982,154			—
Mid-Cap Equity	10,553,367	10,553,367	—	—	—	—
Mid-Cap Growth	3,315,898	3,315,898	—	—	—	—
Mid-Cap Value	16,685,669	16,685,669	—	—	—	—
Small-Cap Growth	2,985,126	2,985,126	—	—	—	—
Small-Cap Index	836,564	836,564	—	—	—	—
Small-Cap Value	2,539,276	2,539,276	—	—	—	—
Emerging Markets	109,783	—	—	—	109,783	—
International Small-Cap	2,073,855	2,194,541	—	—	(120,686)	—
International Value	12,190,810	13,511,446	—	—	(1,320,636)	—
Technology	(5,335)	—	—	—	(5,335)	—
Multi-Strategy	(5,550,360)	70,261	(982,092)	(4,638,529)	—	—
PD Large-Cap Growth Index	(2,448)	(2,448)	—	—	—	—
PD Large-Cap Value Index	(1,081)	(1,081)	—	—	—	—
PD Small-Cap Growth Index	(5,479)	(5,479)	—	—	—	—
PD Small-Cap Value Index	(5,243)	(5,243)	—	—	—	—

Total	($137,021,215)	$86,865,530	($128,744,977)	($46,159,263)	($48,982,505)	$—

	Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the Statement of Operations
		Equity	Interest Rate	Credit	Foreign Exchange	Other
Portfolio	Total	Contracts	Contracts	Contracts	Contracts	Contracts

Diversified Bond	$11,812,985	$—	($614,732)	$12,427,717	$—	$—
Inflation Managed	82,153,442	—	110,489,513	(42,827,482)	14,491,411	—
Managed Bond	223,021,496	—	241,163,870	830,834	(18,973,208)	—
Short Duration Bond	(3,839,908)	—	(3,839,908)	—	—	—
Equity Index	(2,491,285)	(2,491,285)	—	—	—	—
Growth LT	4,050,201	1,313,987	—	—	2,736,214	—
Long/Short Large-Cap	(671,425)	(671,425)	—	—	—	—
Small-Cap Index	(225,575)	(225,575)	—	—	—	—
International Value	(9,953,892)	(64,939)	—	—	(9,888,953)	—
Multi-Strategy	405,378	—	(3,685,785)	4,091,163	—	—

Total	$304,261,417	($2,139,237)	$343,512,958	($25,477,768)	($11,634,536)	$—

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
17. SHARES OF BENEFICIAL INTEREST
Change in shares of beneficial interest of each portfolio were as follows:

	Diversified Bond		Floating Rate Loan		High Yield Bond
	2009	2008	2009	2008	2009	2008

Shares sold	5,904,574	24,326,365	16,405,674	20,547,172	52,323,826	26,178,021
Dividend and distribution reinvested	476,286	8,708,773	2,596,773	7,711,647	—	12,025,686
Shares repurchased	(18,482,441)	(24,488,827)	(2,430,556)	(3,696,773)	(12,532,478)	(18,731,395)

Net increase (decrease)	(12,101,581)	8,546,311	16,571,891	24,562,046	39,791,348	19,472,312
Shares outstanding, beginning of year or period	215,344,556	206,798,245	106,664,445	82,102,399	139,922,641	120,450,329

Shares outstanding, end of year or period	203,242,975	215,344,556	123,236,336	106,664,445	179,713,989	139,922,641

	Inflation Managed		Managed Bond		Money Market
	2009	2008	2009	2008	2009	2008

Shares sold	5,613,734	22,958,104	5,474,072	28,882,480	35,269,349	156,434,491
Dividend and distribution reinvested	22,433,090	13,819,775	43,646,737	23,811,137	293,168	1,531,570
Shares repurchased	(49,037,861)	(54,607,319)	(39,501,806)	(58,798,940)	(54,880,513)	(97,613,908)

Net increase (decrease)	(20,991,037)	(17,829,440)	9,619,003	(6,105,323)	(19,317,996)	60,352,153
Shares outstanding, beginning of year or period	400,740,025	418,569,465	419,027,260	425,132,583	164,273,707	103,921,554

Shares outstanding, end of year or period	379,748,988	400,740,025	428,646,263	419,027,260	144,955,711	164,273,707

	Short Duration Bond		American Funds Growth		American Funds Growth-Income
	2009	2008	2009	2008	2009	2008

Shares sold	6,923,601	26,767,535	5,987,701	49,917,086	7,491,333	16,852,075
Dividend and distribution reinvested	2,444,273	6,962,653	33,649,490	24,119,533	19,056,182	6,476,211
Shares repurchased	(41,875,709)	(17,045,109)	(79,716,223)	(9,486,371)	(5,614,627)	(30,002,924)

Net increase (decrease)	(32,507,835)	16,685,079	(40,079,032)	64,550,248	20,932,888	(6,674,638)
Shares outstanding, beginning of year or period	178,519,895	161,834,816	172,786,040	108,235,792	159,497,039	166,171,677

Shares outstanding, end of year or period	146,012,060	178,519,895	132,707,008	172,786,040	180,429,927	159,497,039

	Comstock		Diversified Research		Equity
	2009	2008	2009	2008	2009	2008

Shares sold	38,105,610	24,275,778	2,246,165	8,623,463	469,575	672,310
Dividend and distribution reinvested	10,713	20,053,586	12,719	17,432,943	8,027	1,728,781
Shares repurchased	(3,337,409)	(52,630,294)	(45,097,584)	(38,462,449)	(1,213,909)	(2,983,096)

Net increase (decrease)	34,778,914	(8,300,930)	(42,838,700)	(12,406,043)	(736,307)	(582,005)
Shares outstanding, beginning of year or period	249,086,533	257,387,463	100,077,654	112,483,697	11,223,889	11,805,894

Shares outstanding, end of year or period	283,865,447	249,086,533	57,238,954	100,077,654	10,487,582	11,223,889

	Equity Index		Focused 30		Growth LT
	2009	2008	2009	2008	2009	2008

Shares sold	70,857,362	29,391,181	3,462,329	32,074,077	3,396,897	15,151,651
Dividend and distribution reinvested	6,080	6,310,875	—	3,101,832	1,025,219	13,235,440
Shares repurchased	(3,300,204)	(10,048,583)	(33,675,444)	(11,153,779)	(4,129,364)	(9,487,805)

Net increase (decrease)	67,563,238	25,653,473	(30,213,115)	24,022,130	292,752	18,899,286
Shares outstanding, beginning of year or period	88,760,886	63,107,413	47,231,304	23,209,174	93,853,099	74,953,813

Shares outstanding, end of year or period	156,324,124	88,760,886	17,018,189	47,231,304	94,145,851	93,853,099

	Large-Cap Growth		Large-Cap Value		Long/Short Large-Cap (1)
	2009	2008	2009	2008	2009	2008

Shares sold	121,218,020	17,015,755	81,335,037	17,346,671	70,348,216	113,483,629
Dividend and distribution reinvested	—	29,450,853	6,736	15,033,441	584	866,654
Shares repurchased	(4,455,336)	(11,463,235)	(4,484,927)	(9,649,291)	(1,404,983)	(3,306,857)

Net increase	116,762,684	35,003,373	76,856,846	22,730,821	68,943,817	111,043,426
Shares outstanding, beginning of year or period	144,491,309	109,487,936	237,811,900	215,081,079	111,043,426	—

Shares outstanding, end of year or period	261,253,993	144,491,309	314,668,746	237,811,900	179,987,243	111,043,426

	Main Street Core		Mid-Cap Equity (2)		Mid-Cap Growth
	2009	2008	2009	2008	2009	2008

Shares sold	2,068,745	9,258,592	6,297,877	26,968,631	43,952,733	16,718,533
Dividend and distribution reinvested	6,517	14,440,930	5,988	52,042,973	—	15,615,591
Shares repurchased	(30,212,754)	(17,475,129)	(153,026,398)	(23,738,058)	(4,873,124)	(46,020,075)

Net increase (decrease)	(28,137,492)	6,224,393	(146,722,533)	55,273,546	39,079,609	(13,685,951)
Shares outstanding, beginning of year or period	108,512,987	102,288,594	311,238,655	255,965,109	124,406,082	138,092,033

Shares outstanding, end of year or period	80,375,495	108,512,987	164,516,122	311,238,655	163,485,691	124,406,082

See explanation of references on E-35

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	Mid-Cap Value (3)		Small-Cap Equity		Small-Cap Growth
	2009	2008	2009	2008	2009	2008

Shares sold	85,389,185		1,606,611	36,008,401	2,742,381	21,766,771
Dividend and distribution reinvested	—		—	1,554,236	—	7,832,345
Shares repurchased	(159,667)		(7,361,359)	(5,451,480)	(22,991,069)	(6,190,338)

Net increase (decrease)	85,229,518		(5,754,748)	32,111,157	(20,248,688)	23,408,778
Shares outstanding, beginning of year or periods	—		66,301,589	34,190,432	86,509,367	63,100,589

Shares outstanding, end of year or periods	85,229,518		60,546,841	66,301,589	66,260,679	86,509,367

	Small-Cap Index		Small-Cap Value		Emerging Markets
	2009	2008	2009	2008	2009	2008

Shares sold	5,112,199	6,315,107	16,900,702	7,956,759	4,486,243	14,869,395
Dividend and distribution reinvested	268,780	6,862,844	10,507	6,628,534	21,452,019	19,839,626
Shares repurchased	(5,514,870)	(72,332,697)	(4,164,328)	(6,862,460)	(7,521,533)	(20,782,904)

Net increase (decrease)	(133,891)	(59,154,746)	12,746,881	7,722,833	18,416,729	13,926,117
Shares outstanding, beginning of year or period	53,750,191	112,904,937	48,907,024	41,184,191	116,140,394	102,214,277

Shares outstanding, end of year or period	53,616,300	53,750,191	61,653,905	48,907,024	134,557,123	116,140,394

	International Large-Cap		International Small-Cap		International Value
	2009	2008	2009	2008	2009	2008

Shares sold	9,684,172	53,431,784	23,409,616	17,853,722	12,934,202	31,758,655
Dividend and distribution reinvested	27,332	111,867,368	138,407	3,282,498	—	21,909,914
Shares repurchased	(18,504,511)	(51,738,444)	(2,214,854)	(9,243,929)	(71,995,080)	(15,101,673)

Net increase (decrease)	(8,793,007)	113,560,708	21,333,169	11,892,291	(59,060,878)	38,566,896
Shares outstanding, beginning of year or period	452,183,561	338,622,853	110,323,003	98,430,712	255,294,113	216,727,217

Shares outstanding, end of year or period	443,390,554	452,183,561	131,656,172	110,323,003	196,233,235	255,294,113

	Health Sciences		Real Estate		Technology
	2009	2008	2009	2008	2009	2008

Shares sold	1,359,073	3,681,104	5,822,667	5,974,223	4,125,380	4,358,730
Dividend and distribution reinvested	12,499	1,575,167	627,501	17,299,863	—	3,544,965
Shares repurchased	(2,347,006)	(5,704,755)	(2,666,723)	(15,385,575)	(3,165,027)	(10,377,823)

Net increase (decrease)	(975,434)	(448,484)	3,783,445	7,888,511	960,353	(2,474,128)
Shares outstanding, beginning of year or period	11,122,750	11,571,234	52,704,959	44,816,448	14,892,416	17,366,544

Shares outstanding, end of year or period	10,147,316	11,122,750	56,488,404	52,704,959	15,852,769	14,892,416

	American Funds				Pacific Dynamix —
	Asset Allocation (4)		Multi-Strategy		Conservative Growth (5)
	2009	2008	2009	2008	2009	2008

Shares sold	7,097,208		341,160	421,668	1,497,258
Dividend and distribution reinvested	—		1,159,710	1,619,500	—
Shares repurchased	(889,686)		(2,625,923)	(5,895,543)	(3,052)

Net increase (decrease)	6,207,522		(1,125,053)	(3,854,375)	1,494,206
Shares outstanding, beginning of year or periods	—		21,263,589	25,117,964	—

Shares outstanding, end of year or periods	6,207,522		20,138,536	21,263,589	1,494,206

	Pacific Dynamix
	Moderate Growth (5)		Pacific Dynamix - Growth (5)		PD Aggregate Bond Index (5)
	2009	2008	2009	2008	2009	2008

Shares sold	2,599,498		2,302,668		3,278,346
Dividend and distribution reinvested	—		—		—
Shares repurchased	(170)		(36)		(2,273)

Net increase	2,599,328		2,302,632		3,276,073
Shares outstanding, beginning of period	—		—		—

Shares outstanding, end of period	2,599,328		2,302,632		3,276,073

See explanation of references on E-35

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

			PD Large-Cap
	PD High Yield Bond Index (5)		Growth Index (5)		PD Large-Cap Value Index (5)
	2009	2008	2009	2008	2009	2008

Shares sold	2,098,665		1,166,500		1,273,931
Dividend and distribution reinvested	18,951		—		—
Shares repurchased	(196)		(545)		(671)

Net increase (decrease)	2,117,420		1,165,955		1,273,260
Shares outstanding, beginning of period	—		—		—

Shares outstanding, end of period	2,117,420		1,165,955		1,273,260

	PD Small-Cap
	Growth Index (5)		PD Small-Cap Value Index (5)		PD International Large-Cap (5)
	2009	2008	2009	2008	2009	2008

Shares sold	652,471		693,364		1,023,366
Dividend and distribution reinvested	—		—		—
Shares repurchased	(105)		(152)		(456)

Net increase (decrease)	652,366		693,212		1,022,910
Shares outstanding, beginning of period	—		—		—

Shares outstanding, end of period	652,366		693,212		1,022,910

	PD Emerging Markets (5)
	2009	2008

Shares sold	1,104,705
Dividend and distribution reinvested	—
Shares repurchased	(31)
	—

Net increase (decrease)	1,104,674
Shares outstanding, beginning of period	—
Shares outstanding, end of period	1,104,674

(1)	Operations commenced on May 1, 2008.

(2)	Prior to May 1, 2008, Mid-Cap Equity Portfolio was named Mid-Cap Value Portfolio.

(3)	Operations commenced on January 2, 2009.

(4)	Operations commenced on February 2, 2009.

(5)	Operations commenced on May 1, 2009.
18. SUBSEQUENT EVENT
     On June 8, 2009, the Fund and State Street Bank and Trust Company (“State Street”) entered into an agreement whereby State Street will provide securities lending services to the Fund. Prior to that time, The Bank of New York Mellon (“BNY Mellon”) provided securities lending services to the Fund. On July 31, 2009, the Fund completed transitioning its securities lending program to State Street. In so doing, collateral supporting outstanding securities that had been held in funds sponsored by BNY Mellon were redeemed and invested in funding media sponsored or advised by State Street or its affiliates. In particular, investments in the Mellon GSL DBT II Collateral Fund were redeemed in cash and transferred to the newly-organized PSF Navigator Series, a series of the State Street Navigator Securities Lending Trust (“PSF Navigator Fund”). Investments in the BNY Mellon SL DBT II Liquidating Fund and the Mellon GSL Reinvestment Trust II (see Note 8) were redeemed in-kind and the assets were transferred to the newly-organized PSF Liquidating Trust and the Sigma Liquidating Trust, respectively. The Fund and State Street have agreed that as the assets in the PSF Liquidating Trust and the Sigma Liquidating Trust mature or are liquidated, the proceeds will be invested in the PSF Navigator Fund. The PSF Navigator Fund invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act, which governs money market funds. Each portfolio of the Fund that participates in the Fund’s securities lending program is subject to all of the risks associated with securities lending and all of the investment risks associated with the holding and investment of collateral, including, but not limited to, principal loss and interest rate, credit, and liquidity risks (see Note 8).
     On August 25, 2009, a portion of the assets of the PSF Liquidating Trust was determined to be illiquid by PLFA, the Fund’s investment adviser, based on information and analysis provided by State Street. Had each participating Fund portfolio’s pro rata portion of these illiquid assets been included in its illiquid holdings as of June 30, 2009, the amount of net assets in illiquid holdings would not have exceeded 15% for any portfolio (see Note 2G).

PACIFIC SELECT FUND
DISCLOSURE OF FUND EXPENSES
(Unaudited)
     We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include advisory fees, service fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in each portfolio and to compare these costs with those of other mutual funds. The example is based on an investment of $1,000.00 made at the beginning of the period and held for the entire 6-month period from January 1, 2009 to June 30, 2009. These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy (each a “Variable Contract”), and would be higher if they did.
ACTUAL EXPENSES
     The first line of the table below for each portfolio provides information about actual account values and actual expenses based on each portfolio’s actual performance and each portfolio’s actual expenses, after any applicable fee waivers (Note 3 to Financial Statements) and other expense reductions (Note 5 to Financial Statements). The “Ending Account Value at 06/30/09” column shown is derived from the portfolio’s actual performance; the “Annualized Expense Ratio” column shows the portfolio’s actual annualized expense ratio; and the “Expenses Paid During the Period 01/01/09—06/30/09” column shows the dollar amount that would have been paid by you. All the information illustrated in the following table is based on the past 6-month period from January 1, 2009 to June 30, 2009.
     You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, for each portfolio in your account, simply divide that portfolio’s value by $1,000.00 (for example, an $8,600.00 portfolio value divided by $1,000.00 = 8.6), then multiply this result by the number given for your portfolio(s) in the first line under the heading entitled “Expenses Paid During the Period 01/01/09-06/30/09.”
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
     The second line of the table for each portfolio provides information about hypothetical account values and hypothetical expenses based on a 5% per year hypothetical rate of return and the actual portfolio’s expenses, after any applicable fee waivers and other expense reductions. It assumes that the portfolio had an annual 5% rate of return before expenses, but that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account values or expenses you paid for the period.
     You may use the hypothetical example information to compare the ongoing costs of investing in the portfolio to other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction or Variable Contract costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these other costs were included, your costs would have been higher.

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	the Period(1)
	Value at	Value at	Expense	01/01/09-
Portfolio	01/01/09	06/30/09	Ratio	06/30/09

Diversified Bond
Actual	$1,000.00	$1,060.90	0.63%	$3.22
Hypothetical	$1,000.00	$1,021.67	0.63%	$3.16

Floating Rate Loan
Actual	$1,000.00	$1,138.90	1.01%	$5.36
Hypothetical	$1,000.00	$1,019.79	1.01%	$5.06

High Yield Bond
Actual	$1,000.00	$1,180.40	0.64%	$3.46
Hypothetical	$1,000.00	$1,021.62	0.64%	$3.21

Inflation Managed
Actual	$1,000.00	$1,104.50	0.65%	$3.39
Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26

Managed Bond
Actual	$1,000.00	$1,109.10	0.64%	$3.35
Hypothetical	$1,000.00	$1,021.62	0.64%	$3.21

Money Market
Actual	$1,000.00	$1,001.90	0.36%	$1.79
Hypothetical	$1,000.00	$1,023.01	0.36%	$1.81

Short Duration Bond
Actual	$1,000.00	$1,042.60	0.63%	$3.19
Hypothetical	$1,000.00	$1,021.67	0.63%	$3.16

American Funds Growth (2)
Actual	$1,000.00	$1,127.20	0.63%	$3.32
Hypothetical	$1,000.00	$1,021.67	0.63%	$3.16

American Funds Growth -Income (2)
Actual	$1,000.00	$1,076.40	0.64%	$3.29
Hypothetical	$1,000.00	$1,021.62	0.64%	$3.21

Comstock
Actual	$1,000.00	$1,032.50	0.94%	$4.74
Hypothetical	$1,000.00	$1,020.13	0.94%	$4.71
See explanation of references on F-3

PACIFIC SELECT FUND
DISCLOSURE OF FUND EXPENSES (Continued)
(Unaudited)

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	the Period(1)
	Value at	Value at	Expense	01/01/09-
Portfolio	01/01/09	06/30/09	Ratio	06/30/09

Diversified Research
Actual	$1,000.00	$1,057.20	0.90%	$4.59
Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51

Equity
Actual	$1,000.00	$1,114.10	0.68%	$3.56
Hypothetical	$1,000.00	$1,021.42	0.68%	$3.41

Equity Index
Actual	$1,000.00	$1,031.50	0.29%	$1.46
Hypothetical	$1,000.00	$1,023.36	0.29%	$1.45

Focused 30
Actual	$1,000.00	$1,238.50	0.95%	$5.27
Hypothetical	$1,000.00	$1,020.08	0.95%	$4.76

Growth LT
Actual	$1,000.00	$1,105.40	0.78%	$4.07
Hypothetical	$1,000.00	$1,020.93	0.78%	$3.91

Large-Cap Growth
Actual	$1,000.00	$1,105.90	0.95%	$4.96
Hypothetical	$1,000.00	$1,020.08	0.95%	$4.76

Large-Cap Value
Actual	$1,000.00	$1,021.20	0.83%	$4.16
Hypothetical	$1,000.00	$1,020.68	0.83%	$4.16

Long/Short Large-Cap
Actual	$1,000.00	$1,049.10	1.28%	$6.50
Hypothetical	$1,000.00	$1,018.45	1.28%	$6.41

Main Street Core
Actual	$1,000.00	$1,076.90	0.68%	$3.50
Hypothetical	$1,000.00	$1,021.42	0.68%	$3.41

Mid-Cap Equity
Actual	$1,000.00	$1,103.80	0.88%	$4.59
Hypothetical	$1,000.00	$1,020.43	0.88%	$4.41

Mid-Cap Growth
Actual	$1,000.00	$1,239.50	0.94%	$5.22
Hypothetical	$1,000.00	$1,020.13	0.94%	$4.71

Mid-Cap Value (3)
Actual	$1,000.00	$1,027.50	0.98%	$4.90
Hypothetical	$1,000.00	$1,019.93	0.98%	$4.91

Small-Cap Equity
Actual	$1,000.00	$1,052.90	0.98%	$4.99
Hypothetical	$1,000.00	$1,019.93	0.98%	$4.91

Small-Cap Growth
Actual	$1,000.00	$1,201.50	0.82%	$4.48
Hypothetical	$1,000.00	$1,020.73	0.82%	$4.11

Small-Cap Index
Actual	$1,000.00	$1,033.90	0.54%	$2.72
Hypothetical	$1,000.00	$1,022.12	0.54%	$2.71

Small-Cap Value
Actual	$1,000.00	$1,023.70	0.98%	$4.92
Hypothetical	$1,000.00	$1,019.93	0.98%	$4.91

Emerging Markets
Actual	$1,000.00	$1,381.20	1.06%	$6.26
Hypothetical	$1,000.00	$1,019.54	1.06%	$5.31

International Large-Cap
Actual	$1,000.00	$1,046.40	1.00%	$5.07
Hypothetical	$1,000.00	$1,019.84	1.00%	$5.01

International Small-Cap
Actual	$1,000.00	$1,066.50	1.09%	$5.58
Hypothetical	$1,000.00	$1,019.39	1.09%	$5.46

International Value
Actual	$1,000.00	$1,068.00	0.89%	$4.56
Hypothetical	$1,000.00	$1,020.38	0.89%	$4.46

Health Sciences
Actual	$1,000.00	$1,096.80	1.14%	$5.93
Hypothetical	$1,000.00	$1,019.14	1.14%	$5.71

Real Estate
Actual	$1,000.00	$921.80	1.07%	$5.10
Hypothetical	$1,000.00	$1,019.49	1.07%	$5.36

Technology
Actual	$1,000.00	$1,207.70	1.14%	$6.24
Hypothetical	$1,000.00	$1,019.14	1.14%	$5.71

American Funds Asset Allocation (2),(4)
Actual	$1,000.00	$1,108.30	0.70%	$3.01
Hypothetical	$1,000.00	$1,021.32	0.70%	$3.51

Multi-Strategy
Actual	$1,000.00	$1,087.10	0.76%	$3.93
Hypothetical	$1,000.00	$1,021.03	0.76%	$3.81

Pacific Dynamix — Conservative Growth (5), (6)
Actual	$1,000.00	$1,024.70	0.46%	$0.78
Hypothetical	$1,000.00	$1,022.51	0.46%	$2.31

Pacific Dynamix — Moderate Growth (5), (6)
Actual	$1,000.00	$1,036.20	0.43%	$0.73
Hypothetical	$1,000.00	$1,022.66	0.43%	$2.16

Pacific Dynamix — Growth (5), (6)
Actual	$1,000.00	$1,046.40	0.42%	$0.72
Hypothetical	$1,000.00	$1,022.71	0.42%	$2.11

PD Aggregate Bond Index (6)
Actual	$1,000.00	$1,004.10	0.17%	$0.28
Hypothetical	$1,000.00	$1,023.95	0.17%	$0.85

PD High Yield Bond Index (6)
Actual	$1,000.00	$1,021.90	0.34%	$0.57
Hypothetical	$1,000.00	$1,023.11	0.34%	$1.71

PD Large-Cap Growth Index (6)
Actual	$1,000.00	$1,051.50	0.17%	$0.29
Hypothetical	$1,000.00	$1,023.95	0.17%	$0.85

PD Large-Cap Value Index (6)
Actual	$1,000.00	$1,044.80	0.17%	$0.29
Hypothetical	$1,000.00	$1,023.95	0.17%	$0.85
See explanation of references on F-3

PACIFIC SELECT FUND
DISCLOSURE OF FUND EXPENSES (Continued)
(Unaudited)

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	the Period(1)
	Value at	Value at	Expense	01/01/09-
Portfolio	01/01/09	06/30/09	Ratio	06/30/09

PD Small-Cap Growth Index (6)
Actual	$1,000.00	$1,067.80	0.21%	$0.36
Hypothetical	$1,000.00	$1,023.75	0.21%	$1.05

PD Small-Cap Value Index (6)
Actual	$1,000.00	$1,017.50	0.21%	$0.35
Hypothetical	$1,000.00	$1,023.75	0.21%	$1.05

PD International Large-Cap (6)
Actual	$1,000.00	$1,083.10	0.30%	$0.52
Hypothetical	$1,000.00	$1,023.31	0.30%	$1.51

PD Emerging Markets (6)
Actual	$1,000.00	$1,105.90	0.97%	$1.71
Hypothetical	$1,000.00	$1,019.98	0.97%	$4.86

(1)	Expenses paid during the 6-month period are equal to the portfolio’s annualized expense ratio (shown in the table above), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365 days.

(2)	Expenses paid by the American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios presented in the table above do not include expenses of the underlying Master Funds (see Note 1 to Financial Statements) in which the portfolios invested in.

(3)	Operations commenced on January 2, 2009.

(4)	The American Funds Asset Allocation Portfolio commenced operations on February 2, 2009. The actual portfolio return and expenses paid for this portfolio were for the period from February 2, 2009 to June 30, 2009 instead of the entire 6-month period. The hypothetical return is based on the entire 6-month period for comparison purposes.

(5)	The annualized expense ratios for all the Pacific Dynamix Portfolios do not include expenses of the PD Underlying Portfolios (See Note 1 to Financial Statements) in which the Pacific Dynamix Portfolios invest.

(6)	Operations commenced on May 1, 2009.

PACIFIC SELECT FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND PORTFOLIO MANAGEMENT AGREEMENTS
(Unaudited)
     The Board of Trustees (the “Trustees” or “Board”) of Pacific Select Fund (the “Fund”) oversees the management of each of the separate portfolios of the Fund (each a “Portfolio” and collectively, the “Portfolios”) and, as required by Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), initially approves and determines annually whether to renew the investment advisory agreement (the “Advisory Agreement”) with Pacific Life Fund Advisors LLC (“PLFA”) and each Portfolio management agreement (the “Portfolio Management Agreements,” together with the Advisory Agreement, the “Agreements”) with the various sub-advisers or “Portfolio Managers.” PLFA serves as the investment adviser for all of the Portfolios and manages several fund-of-funds Portfolios directly and two Portfolios under the name Pacific Asset Management. For the other Portfolios, with the exception of the American Funds Growth-Income Portfolio, the American Funds Growth Portfolio and the American Funds Asset Allocation Portfolio, PLFA has retained other firms to serve as Portfolio Managers under PLFA’s supervision. The American Funds Growth-Income Portfolio, the American Funds Growth Portfolio and the American Funds Asset Allocation Portfolio each invest all of their assets in a master fund and therefore PLFA has not retained other portfolio managers to manage assets of these Portfolios. The Board, including all of the Independent Trustees, last renewed the Advisory Agreement and applicable Portfolio Management Agreements at an in-person meeting of the Trustees held on December 3, 2008. The description below does not relate to the approvals at that meeting, but to certain approvals that have occurred since that meeting during the fiscal period January 1, 2009 through June 30, 2009.
     At an in-person meeting on January 13, 2009, the Board, including all of the Independent Trustees, approved a new Portfolio Management Agreement with respect to the Large-Cap Growth Portfolio (“Large-Cap Growth Portfolio Management Agreement”), effective on May 1, 2009. Additionally, at an in-person meeting on March 18, 2009, the Board, including all of the Independent Trustees, approved the establishment and designation, effective May 1, 2009, of newly organized Portfolios of the Fund, the Pacific Dynamix — Conservative Growth, Pacific Dynamix — Moderate Growth and Pacific Dynamix — Growth (collectively the “Pacific Dynamix Portfolios”), along with underlying portfolios in which the Pacific Dynamix Portfolios can invest — PD Large-Cap Value Index Portfolio; PD Large-Cap Growth Index Portfolio; PD Small-Cap Value Index Portfolio; PD Small-Cap Growth Index Portfolio; PD International Large-Cap Portfolio; PD Emerging Markets Portfolio; PD Aggregate Bond Index Portfolio; and PD High Yield Bond Index Portfolio (collectively, the “Pacific Dynamix Underlying Portfolios”). In connection with the approval of the Pacific Dynamix Portfolios and the Pacific Dynamix Underlying Portfolios, the Board also approved, effective May 1, 2009, the Advisory Agreement with PLFA (“Dynamix Advisory Agreement”) and Portfolio Management Agreements with BlackRock Investment Management, LLC (“BlackRock”), Dimensional Fund Advisors LP (“DFA”) and SSgA Funds Management, Inc. (“SSgA”) (the “BlackRock Agreement”, the “DFA Agreement” and “SSgA Agreement,” respectively, together the “Dynamix Portfolio Management Agreements”).
     In evaluating the Advisory Agreement and Portfolio Management Agreements, the Board, including the Independent Trustees, considered the factors described below. The Board also considered the various screening processes that PLFA utilizes in proposing new portfolio managers, including screening for qualified firms through the use of quantitative data and information gathered from independent third-party databases, as well as due diligence conducted by PLFA on the investment resources and personnel of a portfolio manager and an assessment of the investment strategies used by a portfolio manager. In addition, the Board reviewed the specific criteria and information evaluated by PLFA during the selection process of the Portfolio Managers including information about other firms considered by PLFA and reviewed PLFA’s analysis in reaching its conclusion to recommend the new Portfolio Managers, which were ultimately approved by the Board.
Approval of Portfolio Management Agreement for the Large-Cap Growth Portfolio
     In evaluating the Large-Cap Growth Portfolio Management Agreement, the Board, including the Independent Trustees, considered the following factors, among others:
1. Nature, Extent and Quality of Services
     The Trustees considered the benefits to shareholders of retaining UBS Global AM (“UBS”) as the Portfolio Manager, particularly in light of the nature, extent, and quality of the services expected to be provided by UBS. In this regard, the Trustees considered various materials relating to the proposed Portfolio Manager, including copies of the proposed Large-Cap Growth Portfolio Management Agreement; copies of the Form ADV for the Portfolio Manager; financial information relating to the Portfolio Manager; and other information deemed relevant to the Trustees’ evaluation of the Portfolio Manager, including qualitative assessments from senior management of PLFA.
     The Trustees considered that under the Large-Cap Growth Portfolio Management Agreement, UBS would be responsible for providing the investment management services for the Large-Cap Growth Portfolio’s (the “Portfolio”) assets, including investment research, advice and supervision and determining which securities would be purchased or sold by the Portfolio. The Trustees considered the quality of the management services expected to be provided to the Large-Cap Growth Portfolio over both the short- and long-term, the organizational depth and resources of UBS, including the background and experience of UBS’s management and the expertise of the portfolio management team, as well as the investment strategies, processes and philosophy to be used with respect to the investment strategy.
     In addition, the Trustees considered that the Fund’s Chief Compliance Officer had reviewed the written compliance policies and procedures of UBS, including the assessment of its compliance programs as required under Rule 38a-1 of the 1940 Act and its code of ethics, prior to the effectiveness of the new Large-Cap Growth Portfolio Management Agreement.
     In making these assessments, the Trustees took note of the extensive due diligence PLFA conducted with respect to UBS, and was aided by the assessments and recommendations of PLFA and the in-person presentation and materials provided by UBS. The Trustees considered PLFA’s efforts and

PACIFIC SELECT FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND PORTFOLIO MANAGEMENT AGREEMENTS (Continued)
(Unaudited)
process to search for and screen advisory firms that are qualified to manage a large-cap growth portfolio and the identification by PLFA of UBS to serve as Portfolio Manager with regard to the day-to-day investment activities of the Large-Cap Growth Portfolio. In this regard the Trustees considered that the search criteria employed by PLFA included identification of a firm with sufficient size, market presence and resources to properly manage the Portfolio, a dedicated, experienced management team, a large-cap growth investment style, competitive peer ranking and competitive advisory fees. The Trustees also considered that PLFA has historically exercised diligence in monitoring the performance of the Portfolio Managers, and has recommended and taken measures to attempt to remedy relative underperformance by a Portfolio when PLFA and the Board believed appropriate.
     The Board concluded it was satisfied with the nature, extent and quality of the investment management services anticipated to be provided to the Large-Cap Growth Portfolio by UBS under the Large-Cap Growth Portfolio Management Agreement.
2. Performance
     The Trustees considered information about the historical performance of investment companies advised or sub-advised by the same UBS portfolio management team that would manage the Large-Cap Growth Portfolio using similar investment strategies as those proposed for the Large-Cap Growth Portfolio (the “Comparable Performance”). The Trustees considered the Comparable Performance against a pertinent benchmark and against its peer group category for the year-to-date, one-, three- and five-year periods as of November 30, 2008 and found that UBS had performed in the top quartile of its applicable Morningstar category for the one-, three and five-year periods. Additionally, the Trustees considered performance information presented by PLFA for another potential portfolio manager. The Trustees also considered the performance of that firm’s account during recent periods with challenging market conditions. The Trustees noted UBS’s nimbleness in responding to various market conditions and considered that UBS offered the potential to achieve comparable upside performance and better downside protection than the current Portfolio Manager.
     The Board determined that UBS’s performance record was acceptable.
3. Portfolio Management Fees
     The Trustees considered information regarding the comparative fees paid to UBS by accounts with a similar investment strategy. The Trustees noted that there were differences in the fee structure proposed to the Large-Cap Growth Portfolio by UBS and the fee charged by UBS on other accounts. They noted that in certain cases the amounts proposed to the Large-Cap Growth Portfolio were lower and in other cases they were higher, and that in some instances, the differences were due to the different nature of the accounts. The Trustees noted that the fee rates were the result of arms’- length negotiations between PLFA and UBS, and that the Large-Cap Growth Portfolio’s sub-advisory management fees are paid by PLFA and are not paid directly by the Large-Cap Growth Portfolio. The Trustees also considered that the sub-advisory management fees payable to UBS under the Large-Cap Growth Portfolio Management Agreement contain breakpoints and that the fee schedule remained unchanged from the current fee schedule for the Portfolio. The Board concluded that the compensation payable under the Large-Cap Growth Portfolio Management Agreement is fair and reasonable.
4. Costs, Level of Profits
     The Trustees reviewed information regarding the costs to UBS of managing the Large- Cap Growth Portfolio and the projected profitability of the Large-Cap Growth Portfolio Management Agreement to UBS to the extent practicable based on the financial information provided by UBS. This information is only estimated because there is no actual operating history for UBS within the Large-Cap Growth Portfolio. The Trustees gave less weight to projected profitability considerations and did not view this information as being as important as other information provided in connection with this matter, given the arms’-length nature of the relationship between PLFA and UBS with respect to the negotiation of sub-advisory fees, the fact that such fees are paid by PLFA and the fact that they are projections. The Board concluded that the Large-Cap Growth Portfolio’s fee structure reflected in the Large-Cap Growth Portfolio Management Agreement is fair and reasonable.
5. Ancillary Benefits
     The Trustees received from PLFA information concerning other benefits that may be received by UBS and its affiliates as a result of their relationship with the Large-Cap Growth Portfolio, including commissions that may be paid to broker-dealers affiliated with the Portfolio Manager and the anticipated use of soft dollars by the Portfolio Manager. In this regard, the Trustees noted that UBS represented that they anticipate utilizing an affiliated broker-dealer for trades and utilizing soft dollar credits generated by portfolio commissions to pay for research services. The potential benefits that may be derived by PLFA from its relationship with the Large-Cap Growth Portfolio could include larger assets under management and reputational benefits, which are consistent with those generally derived by investment advisers to mutual funds. The Trustees considered potential benefits to be derived by UBS from its relationship with the Large-Cap Growth Portfolio and that such benefits were consistent with those generally derived by sub-advisers to mutual funds or were otherwise not unusual.

PACIFIC SELECT FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND PORTFOLIO MANAGEMENT AGREEMENTS (Continued)
(Unaudited)
6. Conclusion
     Based on their review, including the consideration of each of the factors referred to above, the Board found that: (i) the compensation payable under the Large-Cap Growth Portfolio Management Agreement is fair and reasonable; and (ii) the Large-Cap Growth Portfolio Management Agreement is in the best interests of the Large-Cap Growth Portfolio and its shareholders. No single fact was determinative of the Board’s findings, but rather the Trustees based their determination on the total mix of information available to them.
Approval of Advisory Agreement and Portfolio Management Agreements for the Pacific Dynamix Portfolios and the Pacific Dynamix Underlying Portfolios
     In evaluating the Dynamix Advisory Agreement and the Dynamix Portfolio Management Agreements, the Board, including the Independent Trustees, considered the following factors, among others:
1. Nature, Extent and Quality of Services to be Provided
     PLFA, its personnel and its resources. The Trustees considered the depth and quality of PLFA’s investment management process, including its sophisticated monitoring and oversight of all Portfolio Managers; PLFA’s experience managing asset allocation funds-of-funds; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Trustees considered the high quality of the products and services provided by PLFA and its affiliates, such as the many educational services and tools to assist intermediaries in effectively understanding and meeting shareholder needs.
     The Trustees also considered that PLFA’s investment, legal and compliance professionals have access to and utilize a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Trustees further considered PLFA’s continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems.
     The Trustees considered the benefits to shareholders of retaining PLFA to serve as the Adviser to the Pacific Dynamix Portfolios in light of the nature, extent, and quality of services expected to be provided by PLFA. The Trustees considered that PLFA serves as adviser to the Portfolio Optimization Funds of Pacific Life Funds, which are asset allocation funds-of-funds. The Trustees considered the ability of PLFA to provide an appropriate level of support and resources to the Pacific Dynamix Portfolios and whether PLFA has sufficiently qualified personnel. The Trustees based this review on information and materials provided to them throughout the year by PLFA. The Trustees also considered the background and experience of PLFA’s senior management, and the experience of and significant amount of attention expected to be given to the Pacific Dynamix Portfolios by PLFA’s management and staff. The Trustees also considered PLFA’s compliance operations with respect to the Fund, including the measures taken by PLFA to assist the Fund in complying with Rule 38a-1 under the 1940 Act.
     The Board concluded that it was satisfied with the nature, extent and quality of the investment management services to be provided by PLFA to the Pacific Dynamix Portfolios under the Pacific Dynamix Advisory Agreement.
     Portfolio Managers. The Trustees considered the benefits to shareholders of retaining BlackRock as the Portfolio Manager of the PD Large-Cap Value Index, PD Large-Cap Growth Index, PD Small-Cap Value Index and PD Small-Cap Growth Index Portfolios (collectively, the “PD BlackRock Portfolios”), SSgA as the Portfolio Manager of the PD Aggregate Bond Index and PD High Yield Bond Index Portfolios (collectively, the “PD SSgA Portfolios”), and DFA as the Portfolio Manager of the PD International Large-Cap and PD Emerging Markets Portfolios (collectively, the “PD DFA Portfolios”) (collectively, the PD Blackrock Portfolios, the PD SSgA Portfolios and the PD DFA Portfolios are referred to as the “Pacific Dynamix Underlying Portfolios”), particularly in light of the nature, extent, and quality of the services expected to be provided by each Portfolio Manager. In this regard, the Trustees considered various materials relating to each Portfolio Manager, including copies of the proposed Portfolio Management Agreement; copies of the Form ADV; financial information; and other information deemed relevant to the Trustees’ evaluation, including qualitative assessments from senior management of PLFA.
     The Trustees considered that under each Portfolio Management Agreement, the Portfolio Manager would be responsible for providing the investment management services for the applicable Pacific Dynamix Underlying Portfolios’ assets, including investment research, advice and supervision, and determining which securities would be purchased or sold by the Portfolios.
     The Trustees considered the quality of the management services expected to be provided to the Pacific Dynamix Underlying Portfolios over both the short- and long-term, the organizational depth and resources of each Portfolio Manager, including the background and experience of each Portfolio Manager’s management and the expertise of the portfolio management team, as well as the investment strategies, processes and philosophy to be used with respect to the investment strategy. The Trustees noted that BlackRock serves as Portfolio Manager to the Equity Index and Small-Cap Index Portfolios, other series of the Fund overseen by the Board. In addition, the Trustees considered that the Fund’s Chief Compliance Officer had reviewed the written compliance policies and procedures of each Portfolio Manager, including the assessment of its compliance programs as required under Rule 38a-1 of the 1940 Act and its code of ethics.

PACIFIC SELECT FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND PORTFOLIO MANAGEMENT AGREEMENTS (Continued)
(Unaudited)
     In making these assessments, the Trustees took note of the extensive due diligence PLFA conducted with respect to each Portfolio Manager, and was aided by the assessment and recommendations of PLFA and the in-person presentation and materials provided by each Portfolio Manager. The Trustees also considered that PLFA has historically exercised diligence in monitoring the performance of the Portfolio Managers, and has recommended and taken measures to attempt to remedy relative underperformance by a Portfolio when PLFA and the Board believed appropriate.
     The Board concluded it was satisfied with the nature, extent and quality of the investment management services anticipated to be provided to the Portfolios under the Portfolio Management Agreement.
2. Performance
     PLFA. The Trustees considered PLFA’s experience managing asset allocation funds-of-funds and its qualifications to manage the Pacific Dynamix Portfolios. Because this consideration related to newly organized portfolios, no actual performance records were available. However, the Trustees considered the investment process and techniques to be used by PLFA for the Pacific Dynamix Portfolios and PLFA’s experience as the manager of the Portfolio Optimization Funds of Pacific Life Funds.
     The Board Determined that PLFA’s performance record was acceptable.
     Portfolio Managers. The Trustees considered PLFA’s efforts and process to search for and screen advisory firms that are qualified to manage the Pacific Dynamix Underlying Portfolios and the identification by PLFA of BlackRock to serve as Portfolio Manager with regard to the day-to-day investment activities of the PD BlackRock Portfolios, SSgA to serve as Portfolio Manager with regard to the day-to-day investment activities of the PD SSgA Portfolios and DFA to serve as Portfolio Manager with regard to the day-to-day investment activities of the PD DFA Portfolios. Because this consideration related to newly organized portfolios, no actual performance record for these Portfolios was available. However, the Trustees considered factors concerning performance in connection with its consideration of this matter and in connection with the approval of the related Portfolio Management Agreement, as described below.
     The Trustees considered information about the historical performance of accounts managed by the same portfolio management team that would manage the applicable Portfolio Dynamix Underlying Portfolio (the “Comparable Performance”). The Trustees considered the Comparable Performance against the strategy’s underlying index for the one-, three- and five year periods as of December 2008, and considered the degree to which the Portfolio Manager had tracked the relevant benchmark for these periods. With respect to DFA, the Trustees took into account that DFA was being asked to manage an “enhanced” index strategy and compared the Comparable Performance to the absolute performance of relevant benchmarks for the one-, three- and five-year periods ended December 2008. The Trustees noted that although BlackRock does not currently manage other accounts using similar investment objectives to the PD Small-Cap Value Index and PD Small-Cap Growth Index Portfolios, the investment process and techniques to be used by BlackRock for these Portfolios were similar to the PD Large-Cap Value Index and PD Large-Cap Growth Index Portfolios and that BlackRock had previous experience managing small-cap value and small-cap growth index strategies. The Trustees also considered the need for each Portfolio Manager to adhere to each Portfolio’s general investment mandate in order to function appropriately as an underlying investment options for the Pacific Dynamix Portfolios.
     The Board determined that each Portfolio Manager’s performance record was acceptable.
3. Advisory and Portfolio Management Fees
     PLFA. The Trustees requested, received and reviewed information from PLFA relating to the proposed advisory fee, sub-advisory fees and total operating expenses for each of the Pacific Dynamix Portfolios. The Trustees reviewed the advisory fees and total operating expense ratios for each Portfolio and compared such amounts with the average fee and expense levels of other funds in applicable peer fund groups. The Trustees also noted that all of the Portfolios were subject to expense limits agreed to by PLFA. The Trustees considered that the proposed advisory fee rate would be less than industry averages for asset allocation and index fund products based on the data presented to the Board. The Trustees also considered that PLFA agreed to an asset-based breakpoint schedule for the Pacific Dynamix Underlying Portfolios so that the advisory fee as a percentage of each Portfolio’s net assets would decrease as the Portfolio becomes larger. The Trustees noted that the proposed breakpoints appear to offer meaningful potential savings to shareholders of the Pacific Dynamix Portfolios at higher asset levels. The Board concluded that the compensation payable under the Pacific Dynamix Advisory Agreement is fair and reasonable.
     Portfolio Managers. The Trustees considered information regarding the comparative sub-advisory fees charged under other investment advisory contracts for each proposed Portfolio Manager, such as contracts of BlackRock, SSgA and DFA with other registered investment companies or other types of clients. The Trustees noted that in certain cases there were differences in the level of services proposed to be provided to the PD Portfolios by BlackRock, SSgA and DFA and that the level of services provided by the proposed Portfolio Managers on these other accounts were due to the different nature of the accounts or, in the case of BlackRock, an affiliation between BlackRock and the accounts. These differences often explained differences in fee schedules. The Trustees noted that the fee rates were the result of arms’-length negotiations between PLFA and each Portfolio Manager, and that the PD Portfolios’ sub-advisory management fees are paid by PLFA and are not paid directly by those Portfolios. The Trustees also considered that the sub-advisory management fees payable to BlackRock, SSgA and DFA under each of their respective Portfolio Management Agreements contained breakpoints.

PACIFIC SELECT FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND PORTFOLIO MANAGEMENT AGREEMENTS (Continued)
(Unaudited)
     The Board concluded that the compensation payable under each of the BlackRock, SSgA and DFA Portfolio Management Agreements is fair and reasonable.
4. Costs, Level of Profits and Economies of Scale
     The Trustees reviewed information regarding PLFA’s costs of sponsoring the Pacific Dynamix Portfolios and information regarding the anticipated profitability of the proposed Portfolios to PLFA and the Portfolio Managers.
     PLFA’s and the Portfolio Managers’ Costs and Profitability. The Trustees considered the cost of services to be provided and projected profits to be realized by PLFA from the relationship with the Pacific Dynamix Portfolios based on the projected assets, income and expenses of PLFA in its relationship with the Portfolios. The Trustees noted that this information contains estimates because there is no actual operating history for the Pacific Dynamix Portfolios. The Trustees considered the overall financial soundness of PLFA. The Trustees reviewed projected profitability information with respect to the profit or loss to PLFA from the Pacific Dynamix Advisory Agreement. The Trustees reviewed the revenues and other benefits that are expected to be derived by PLFA from the Pacific Dynamix Portfolios. The Trustees considered the projected profitability of the BlackRock Portfolio Management Agreement, SSgA Portfolio Management Agreement and DFA Portfolio Management Agreement to BlackRock, SSgA and DFA, respectively.
     The Trustees considered that it was difficult to accurately determine or evaluate the profitability of the BlackRock, SSgA and DFA Portfolio Management Agreements to each Portfolio Manager because each managed substantial assets or had multiple business lines and, further, that any such assessment would involve assumptions regarding their allocation policies, capital structure, cost of capital, business mix and other factors. The Trustees gave less weight to projected profitability considerations and did not view this information as important as other information provided in connection with this matter, given the arms’-length nature of the relationship between PLFA and each Portfolio Manager with respect to the negotiation of the portfolio management fees.
     Economies of Scale. The Trustees considered the extent to which economies of scale may be realized by the Pacific Dynamix Portfolios and the Fund as assets grow. Because the Pacific Dynamix Portfolios do not have any operating history and no assets, no economies of scale exist at this time with respect to the Portfolios. However, the Trustees considered that by utilizing an advisory fee schedule with breakpoints for the Pacific Dynamix Underlying Portfolios whereby the advisory fee as a percentage of each Portfolio’s net assets decreases or will decrease as the Portfolio become larger represents a good faith attempt to share economies of scale and potential future economies of scale as the asset levels of the Portfolio increase. The Trustees also noted that there is an expense limitation agreement in place for the Portfolios.
     The Board concluded that the fee structures of each of the Pacific Dynamix Portfolios reflected in the Pacific Dynamix, BlackRock Portfolio Management Agreement, SSgA Portfolio Management Agreement and DFA Portfolio Management Agreement are fair and reasonable.
5. Ancillary Benefits
     The Trustees received from PLFA information concerning other benefits that may be received by PLFA, BlackRock, SSgA, and DFA and each of their affiliates as a result of their relationship with the Pacific Dynamix Portfolios, including fees for administrative services and reimbursement at an approximate cost basis for certain support services, as well as commissions that may be paid to broker-dealers affiliated with BlackRock, and the anticipated use of soft-dollars by DFA. In this regard, the Trustees noted that BlackRock represented that it anticipates utilizing an affiliated broker-dealer, on an agency basis, for trades. The Trustees also noted that DFA plans to utilize soft dollar credits generated by Portfolio commissions to pay for research services. The Trustees considered the potential benefits that may be derived by PLFA from its relationship with the Pacific Dynamix Portfolios could include larger assets under management and reputational benefits, which are consistent with those generally derived by investment advisers to mutual funds.
     The Trustees considered potential benefits to be derived by BlackRock from its relationship with the PD BlackRock Portfolios, SSgA from its relationship with the PD SSgA Portfolios, and DFA from its relationship with the PD DFA Portfolios and that such benefits were consistent with those generally derived by sub-advisers to mutual funds or were otherwise not unusual.
6. Conclusion
     Based on its review, including the consideration of each of the factors referred to above, the Board found that: (i) the compensation payable under the Pacific Dynamix Advisory Agreement, the BlackRock Portfolio Management Agreement, the SSgA Portfolio Management Agreement and the DFA Portfolio Management Agreement is fair and reasonable; and (ii) the Pacific Dynamix Advisory Agreement, the BlackRock Portfolio Management Agreement, the SSgA Portfolio Management Agreement and the DFA Portfolio Management Agreement are in the best interests of the Pacific Dynamix Portfolios and their shareholders. No single factor was determinative of the Board’s findings, but rather the Trustees based their determination on the total mix of information available to them.

PACIFIC SELECT FUND
WHERE TO GO FOR MORE INFORMATION
(Unaudited)
Availability of Quarterly Holdings
     The Fund files Form N-Q (complete schedules of portfolio holdings) with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year not later than 60 days after the close of the applicable quarter end. The Fund’s Form N-Q, when required is filed pursuant to applicable regulations, and is available after filing (i) on the SEC’s Web site at http://www.sec.gov; (ii) for review and copying at the SEC’s Public Reference Room in Washington, D.C. (Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330); and (iii) on the Fund’s Webpage at http://www.PacificLife.com. The SEC may charge you a fee for this information.
Availability of Proxy Voting Record
     The Fund files, by August 31 of each year, information regarding how the Fund’s managers voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30. Such information is available after filing on the Fund’s Website and on the SEC’s Website noted below.
Information Relating to Investments Held by the Fund
     For complete descriptions of the various securities and other instruments held by the Fund and their risks, please see the Fund’s prospectus and SAI. For a description of bond ratings, see the Fund’s SAI. The prospectus and SAI are available as noted below.
Availability of Proxy Voting Policies
     A description of the Proxy Voting Policies and Procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is described in the Fund’s SAI.
Availability of a Complete Schedule of Investments
     The Fund’s annual and semi-annual reports may contain a summary schedule of investments (SOI) for certain portfolios. A complete schedule for each summary SOI presented is available as noted below.
How to obtain Information
     The Fund’s prospectus, SAI (including Proxy Voting Policies), and complete Schedules of Investments are available:
•	On the Fund’s website at http://www.PacificLife.com

•	On the SEC’s website at http://www.sec.gov

•	Upon request, without charge by calling the applied toll free numbers below:
Pacific Life’s Annuity Contract Owners: 1-800-722-4448
Pacific Life’s Annuity Registered Representative: 1-800-722-2333
Pacific Life Insurance Policy Owners: 1-800-800-7681
PL&A’s Annuity Contract Owners: 1-800-748-6907
PL&A’s Life Insurance Policy Owners: 1-888-595-6997

7 a.m. through 5 p.m. Pacific Time

Pacific Life Insurance Company/
Pacific Life & Annuity Company
PO Box 2378
Omaha, NE 68103-2378

CHANGE SERVICE REQUESTED

Semi-Annual Report
as of June 30, 2009

•	Pacific Select Fund

Form No.	15-20803-12 357-09A 85-23503-08

Item 2.	Code of Ethics.
Not applicable.

Item 3.	Audit Committee Financial Expert.
Not applicable.

Item 4.	Principal Accountant Fees and Services.
Not applicable.

Item 5.	Audit Committee of Listed Registrants.
Not applicable.

Item 6.	Investments.
(a) Schedule I.
(b) Not applicable.

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.6%

Consumer Discretionary - 8.8%

Abercrombie & Fitch Co ‘A’	34,300	$870,877
Amazon.com Inc * †	122,200	10,223,252
Apollo Group Inc ‘A’ *	41,500	2,951,480
AutoNation Inc *	42,655	740,064
AutoZone Inc * †	14,700	2,221,317
Bed Bath & Beyond Inc * †	100,600	3,093,450
Best Buy Co Inc †	130,748	4,378,751
Big Lots Inc * †	32,400	681,372
Carnival Corp † (Panama)	169,100	4,357,707
CBS Corp ‘B’	264,243	1,828,562
Centex Corp	39,700	335,862
Coach Inc	124,100	3,335,808
Comcast Corp ‘A’	1,101,977	15,967,647
Comcast Corp Special ‘A’	3,255	45,896
D.R. Horton Inc †	107,500	1,006,200
Darden Restaurants Inc	53,300	1,757,834
DeVry Inc	24,200	1,210,968
Eastman Kodak Co †	78,000	230,880
Expedia Inc *	82,600	1,248,086
Family Dollar Stores Inc	54,500	1,542,350
Ford Motor Co *	1,224,627	7,433,486
Fortune Brands Inc †	58,400	2,028,816
GameStop Corp ‘A’ *	63,600	1,399,836
Gannett Co Inc †	93,700	334,509
Genuine Parts Co †	62,275	2,089,949
H&R Block Inc	132,200	2,277,806
Harley-Davidson Inc †	90,700	1,470,247
Harman International Industries Inc	23,700	445,560
Hasbro Inc	48,625	1,178,670
International Game Technology †	115,700	1,839,630
J.C. Penney Co Inc	86,200	2,474,802
Johnson Controls Inc †	229,400	4,982,568
KB Home †	21,000	287,280
Kohl’s Corp * †	117,700	5,031,675
Leggett & Platt Inc †	62,300	948,829
Lennar Corp ‘A’ †	56,502	547,504
Limited Brands Inc	106,007	1,268,904
Lowe’s Cos Inc	562,000	10,908,420
Macy’s Inc	163,076	1,917,774
Marriott International Inc ‘A’	114,421	2,525,264
Mattel Inc	139,450	2,238,172
McDonald’s Corp	422,500	24,289,525
Meredith Corp †	14,900	380,695
Newell Rubbermaid Inc	109,334	1,138,167
News Corp ‘A’	867,400	7,902,014
Nike Inc ‘B’	145,500	7,533,990
Nordstrom Inc †	62,240	1,237,954
Office Depot Inc *	81,900	373,464
Omnicom Group Inc	120,500	3,805,390
O’Reilly Automotive Inc *	52,600	2,003,008
Polo Ralph Lauren Corp †	22,200	1,188,588
Pulte Homes Inc †	70,900	626,047
RadioShack Corp	49,644	693,030
Scripps Networks Interactive Inc ‘A’	30,800	857,164
Sears Holdings Corp *	21,505	1,430,513
Snap-on Inc	22,950	659,583
Staples Inc †	275,625	5,559,356
Starbucks Corp *	283,900	3,943,371
Starwood Hotels & Resorts Worldwide Inc	71,270	1,582,194
Target Corp	289,700	11,434,459
The Black & Decker Corp	23,800	682,108
The DIRECTV Group Inc * †	197,500	4,880,225
The Gap Inc	180,810	2,965,284
The Goodyear Tire & Rubber Co *	94,600	1,065,196
The Home Depot Inc †	650,550	15,372,496
The Interpublic Group of Cos Inc * †	186,658	942,623
The McGraw-Hill Cos Inc	121,700	3,664,387
The New York Times Co ‘A’ †	27,500	151,525
The Sherwin-Williams Co	38,400	2,064,000
The Stanley Works	31,200	1,055,808
The TJX Cos Inc	160,900	5,061,914
The Walt Disney Co †	711,006	16,587,770
The Washington Post Co ‘B’	1,936	681,820
Tiffany & Co †	48,100	1,219,816
Time Warner Cable Inc	136,195	4,313,296
Time Warner Inc †	460,219	11,592,917
VF Corp	34,400	1,904,040
Viacom Inc ‘B’ *	227,343	5,160,686
Whirlpool Corp †	28,705	1,221,685
Wyndham Worldwide Corp	69,985	848,218
Wynn Resorts Ltd * †	26,300	928,390
Yum! Brands Inc †	177,580	5,920,517

		276,581,297

Consumer Staples - 11.7%

Altria Group Inc	795,052	13,030,902
Archer-Daniels-Midland Co	247,494	6,625,414
Avon Products Inc †	164,900	4,251,122
Brown-Forman Corp ‘B’	34,577	1,486,119
Campbell Soup Co	77,500	2,280,050
Coca-Cola Enterprises Inc	123,000	2,047,950
Colgate-Palmolive Co	191,300	13,532,562
ConAgra Foods Inc	173,500	3,306,910
Constellation Brands Inc ‘A’ *	77,100	977,628
Costco Wholesale Corp †	167,044	7,633,911
CVS Caremark Corp	557,488	17,767,143
Dean Foods Co *	69,300	1,329,867
Dr Pepper Snapple Group Inc *	98,600	2,089,334
General Mills Inc	126,500	7,086,530
H.J. Heinz Co	121,850	4,350,045
Hormel Foods Corp	22,100	763,334
Kellogg Co	97,700	4,549,889
Kimberly-Clark Corp	159,561	8,365,783
Kraft Foods Inc ‘A’	565,459	14,328,731
Lorillard Inc	65,100	4,411,827
McCormick & Co Inc	44,800	1,457,344
Molson Coors Brewing Co ‘B’	58,380	2,471,225
PepsiCo Inc	597,080	32,815,517
Philip Morris International Inc	751,152	32,765,250
Reynolds American Inc	65,800	2,541,196
Safeway Inc	166,200	3,385,494
Sara Lee Corp	250,925	2,449,028
SUPERVALU Inc	82,690	1,070,836
Sysco Corp	219,400	4,932,112
The Clorox Co	54,000	3,014,820
The Coca-Cola Co	762,400	36,587,576
The Estee Lauder Cos Inc ‘A’ †	45,600	1,489,752
The Hershey Co †	59,300	2,134,800
The J.M. Smucker Co	46,400	2,257,824
The Kroger Co	252,100	5,558,805
The Pepsi Bottling Group Inc	48,800	1,651,392
The Procter & Gamble Co	1,116,179	57,036,747
Tyson Foods Inc ‘A’ †	116,000	1,462,760
Walgreen Co †	375,200	11,030,880
Wal-Mart Stores Inc	854,600	41,396,824
Whole Foods Market Inc †	55,000	1,043,900

		368,769,133

Energy - 12.1%

Anadarko Petroleum Corp	189,976	8,623,011
Apache Corp	126,244	9,108,505
Baker Hughes Inc	119,300	4,347,292
BJ Services Co	114,100	1,555,183
Cabot Oil & Gas Corp	40,500	1,240,920

See Notes to Financial Statements	See explanation of symbols and terms, if any, on 61

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
Cameron International Corp *	84,300	$2,385,690
Chesapeake Energy Corp	217,000	4,303,110
Chevron Corp	767,634	50,855,752
ConocoPhillips	567,339	23,862,278
CONSOL Energy Inc	70,000	2,377,200
Denbury Resources Inc *	89,700	1,321,281
Devon Energy Corp	170,992	9,319,064
Diamond Offshore Drilling Inc †	27,100	2,250,655
El Paso Corp	255,925	2,362,188
ENSCO International Inc	55,400	1,931,798
EOG Resources Inc	96,300	6,540,696
Exxon Mobil Corp	1,868,578	130,632,288
FMC Technologies Inc *	49,400	1,856,452
Halliburton Co	345,600	7,153,920
Hess Corp	109,400	5,880,250
Marathon Oil Corp	272,418	8,207,954
Massey Energy Co	34,300	670,222
Murphy Oil Corp	70,400	3,824,128
Nabors Industries Ltd * (Bermuda)	110,138	1,715,950
National Oilwell Varco Inc *	158,328	5,170,992
Noble Energy Inc	66,900	3,945,093
Occidental Petroleum Corp	310,400	20,427,424
Peabody Energy Corp	103,400	3,118,544
Pioneer Natural Resources Co †	45,400	1,157,700
Range Resources Corp	60,600	2,509,446
Rowan Cos Inc	44,800	865,536
Schlumberger Ltd (Netherlands)	458,100	24,787,791
Smith International Inc	85,200	2,193,900
Southwestern Energy Co *	132,700	5,155,395
Spectra Energy Corp	238,336	4,032,645
Sunoco Inc	45,714	1,060,565
Tesoro Corp †	54,500	693,785
The Williams Cos Inc	224,500	3,504,445
Valero Energy Corp	214,500	3,622,905
XTO Energy Inc	223,375	8,519,523

		383,091,476

Financials - 13.3%

Aflac Inc	180,200	5,602,418
American Express Co	450,700	10,474,268
American International Group Inc	1,048,642	1,216,425
Ameriprise Financial Inc	99,740	2,420,690
Aon Corp	105,825	4,007,593
Apartment Investment & Management Co ‘A’ REIT	48,981	433,482
Assurant Inc	46,100	1,110,549
AvalonBay Communities Inc REIT	31,225	1,746,712
Bank of America Corp	3,096,940	40,879,608
BB&T Corp	247,819	5,447,062
Boston Properties Inc REIT	53,300	2,542,410
Capital One Financial Corp †	176,000	3,850,880
CB Richard Ellis Group Inc ‘A’ * †	89,900	841,464
Cincinnati Financial Corp	63,687	1,423,404
CIT Group Inc	159,460	342,839
Citigroup Inc	2,079,919	6,177,359
CME Group Inc	25,117	7,814,150
Comerica Inc	59,150	1,251,023
Discover Financial Services	187,401	1,924,608
E*TRADE FINANCIAL Corp *	479,600	613,888
Equity Residential REIT	106,000	2,356,380
Federated Investors Inc ‘B’	35,300	850,377
Fifth Third Bancorp	268,043	1,903,105
First Horizon National Corp *	84,288	1,011,451
Franklin Resources Inc	58,600	4,219,786
Genworth Financial Inc ‘A’	149,700	1,046,403
HCP Inc REIT	106,100	2,248,259
Health Care REIT Inc	43,500	1,483,350
Host Hotels & Resorts Inc REIT	230,100	1,930,539
Hudson City Bancorp Inc	203,200	2,700,528
Huntington Bancshares Inc	218,823	914,680
IntercontinentalExchange Inc *	27,200	3,107,328
Invesco Ltd (Bermuda)	157,800	2,811,996
Janus Capital Group Inc	63,000	718,200
JPMorgan Chase & Co	1,493,850	50,955,224
KeyCorp	254,600	1,334,104
Kimco Realty Corp REIT †	121,700	1,223,085
Legg Mason Inc †	56,000	1,365,280
Leucadia National Corp *	70,700	1,491,063
Lincoln National Corp	107,282	1,846,323
Loews Corp	140,100	3,838,740
M&T Bank Corp	28,500	1,451,505
Marsh & McLennan Cos Inc	199,300	4,011,909
Marshall & Ilsley Corp	140,298	673,430
MBIA Inc * †	47,400	205,242
MetLife Inc	310,400	9,315,104
Moody’s Corp †	74,000	1,949,900
Morgan Stanley	517,603	14,756,862
Northern Trust Corp	92,000	4,938,560
NYSE Euronext	100,400	2,735,900
People’s United Financial Inc	136,000	2,045,440
Plum Creek Timber Co Inc REIT †	64,400	1,917,832
Principal Financial Group Inc	121,600	2,290,944
ProLogis REIT	163,700	1,319,422
Prudential Financial Inc	176,400	6,565,608
Public Storage REIT	48,700	3,188,876
Regions Financial Corp	462,379	1,868,011
Simon Property Group Inc REIT	106,379	5,471,072
SLM Corp *	184,000	1,889,680
State Street Corp	187,000	8,826,400
SunTrust Banks Inc	182,000	2,993,900
T. Rowe Price Group Inc	99,000	4,125,330
The Allstate Corp	206,978	5,050,263
The Bank of New York Mellon Corp	457,789	13,417,796
The Charles Schwab Corp	354,600	6,219,684
The Chubb Corp	136,100	5,427,668
The Goldman Sachs Group Inc	192,780	28,423,483
The Hartford Financial Services Group Inc	126,900	1,506,303
The NASDAQ OMX Group Inc *	53,900	1,148,609
The PNC Financial Services Group Inc	176,177	6,837,429
The Progressive Corp *	261,900	3,957,309
The Travelers Cos Inc	225,342	9,248,036
Torchmark Corp	33,400	1,237,136
U.S. Bancorp	730,399	13,088,750
Unum Group	128,705	2,041,261
Ventas Inc REIT	60,800	1,815,488
Vornado Realty Trust REIT †	60,449	2,722,018
Wells Fargo & Co	1,782,934	43,253,979
XL Capital Ltd ‘A’ (Cayman)	133,800	1,533,348
Zions Bancorp	46,300	535,228

		419,481,748

Health Care - 13.6%

Abbott Laboratories	591,800	27,838,272
Aetna Inc	175,156	4,387,658
Allergan Inc	115,700	5,505,006
AmerisourceBergen Corp	118,800	2,107,512
Amgen Inc *	387,640	20,521,662
Baxter International Inc	228,400	12,096,064
Becton Dickinson & Co	89,400	6,375,114
Biogen Idec Inc *	113,430	5,121,364
Boston Scientific Corp *	565,789	5,737,100
Bristol-Myers Squibb Co	759,500	15,425,445
C.R. Bard Inc	38,700	2,881,215
Cardinal Health Inc	134,575	4,111,266
Celgene Corp *	177,000	8,467,680
Cephalon Inc * †	26,900	1,523,885
CIGNA Corp	105,100	2,531,859
Coventry Health Care Inc *	58,300	1,090,793

See Notes to Financial Statements	See explanation of symbols and terms, if any, on 61

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
DaVita Inc *	40,500	$2,003,130
DENTSPLY International Inc †	58,200	1,776,264
Eli Lilly & Co	387,900	13,436,856
Express Scripts Inc *	104,500	7,184,375
Forest Laboratories Inc *	117,000	2,937,870
Genzyme Corp *	104,800	5,834,216
Gilead Sciences Inc *	347,100	16,258,164
Hospira Inc *	57,960	2,232,619
Humana Inc *	61,800	1,993,668
IMS Health Inc	61,190	777,113
Intuitive Surgical Inc *	15,118	2,474,212
Johnson & Johnson	1,055,222	59,936,610
King Pharmaceuticals Inc * †	97,533	939,243
Laboratory Corp of America Holdings * †	42,100	2,853,959
Life Technologies Corp *	67,469	2,814,807
McKesson Corp	105,839	4,656,916
Medco Health Solutions Inc *	188,070	8,577,873
Medtronic Inc	428,200	14,939,898
Merck & Co Inc	808,700	22,611,252
Millipore Corp *	21,852	1,534,229
Mylan Inc * †	118,450	1,545,772
Patterson Cos Inc *	36,600	794,220
PerkinElmer Inc	38,500	669,900
Pfizer Inc	2,587,997	38,819,955
Quest Diagnostics Inc	56,200	3,171,366
Schering-Plough Corp	624,000	15,674,880
St. Jude Medical Inc *	133,724	5,496,056
Stryker Corp	92,200	3,664,028
Tenet Healthcare Corp *	127,050	358,281
Thermo Fisher Scientific Inc *	157,100	6,404,967
UnitedHealth Group Inc	451,104	11,268,578
Varian Medical Systems Inc *	48,500	1,704,290
Waters Corp *	37,900	1,950,713
Watson Pharmaceuticals Inc *	41,000	1,381,290
WellPoint Inc *	182,936	9,309,613
Wyeth	510,800	23,185,212
Zimmer Holdings Inc *	85,530	3,643,578

		430,537,868

Industrials - 9.7%

3M Co	265,900	15,980,590
Avery Dennison Corp †	44,400	1,140,192
Burlington Northern Santa Fe Corp	107,310	7,891,577
C.H. Robinson Worldwide Inc	66,000	3,441,900
Caterpillar Inc †	231,600	7,652,064
Cintas Corp	51,700	1,180,828
Cooper Industries Ltd ‘A’ (Bermuda)	65,000	2,018,250
CSX Corp	154,100	5,336,483
Cummins Inc	78,000	2,746,380
Danaher Corp †	98,500	6,081,390
Deere & Co †	162,900	6,507,855
Dover Corp	72,600	2,402,334
Eaton Corp †	64,160	2,862,178
Emerson Electric Co	285,100	9,237,240
Equifax Inc	49,700	1,297,170
Expeditors International of Washington Inc	82,400	2,747,216
Fastenal Co †	50,400	1,671,768
FedEx Corp	120,088	6,679,295
Flowserve Corp	21,800	1,521,858
Fluor Corp	70,300	3,605,687
General Dynamics Corp	148,880	8,246,463
General Electric Co	4,055,100	47,525,772
Goodrich Corp	48,200	2,408,554
Honeywell International Inc	283,175	8,891,695
Illinois Tool Works Inc	145,700	5,440,438
Iron Mountain Inc * †	65,500	1,883,125
ITT Corp	70,700	3,146,150
Jacobs Engineering Group Inc * †	47,800	2,011,902
L-3 Communications Holdings Inc	45,976	3,189,815
Lockheed Martin Corp	126,142	10,173,352
Masco Corp	140,500	1,345,990
Monster Worldwide Inc * †	50,800	599,948
Norfolk Southern Corp	141,700	5,337,839
Northrop Grumman Corp	126,320	5,770,298
PACCAR Inc †	140,070	4,553,676
Pall Corp	46,466	1,234,137
Parker-Hannifin Corp	62,362	2,679,072
Pitney Bowes Inc	80,700	1,769,751
Precision Castparts Corp	54,100	3,950,923
Quanta Services Inc *	76,600	1,771,758
Raytheon Co	154,300	6,855,549
Republic Services Inc	125,000	3,051,250
Robert Half International Inc †	59,300	1,400,666
Rockwell Automation Inc	55,200	1,773,024
Rockwell Collins Inc	61,600	2,570,568
RR Donnelley & Sons Co	80,900	940,058
Ryder System Inc †	22,200	619,824
Southwest Airlines Co	287,630	1,935,750
Stericycle Inc * †	33,500	1,726,255
Textron Inc	103,300	997,878
The Boeing Co	279,461	11,877,092
The Dun & Bradstreet Corp	20,900	1,697,289
The Manitowoc Co Inc	33,600	176,736
Union Pacific Corp	193,800	10,089,228
United Parcel Service Inc ‘B’	381,000	19,046,190
United Technologies Corp	360,700	18,741,972
W.W. Grainger Inc †	24,900	2,038,812
Waste Management Inc †	189,960	5,349,274

		304,820,328

Information Technology - 17.9%

Adobe Systems Inc *	202,100	5,719,430
Advanced Micro Devices Inc * †	221,400	856,818
Affiliated Computer Services Inc ‘A’ *	34,300	1,523,606
Agilent Technologies Inc *	129,432	2,628,764
Akamai Technologies Inc *	66,500	1,275,470
Altera Corp	115,000	1,872,200
Amphenol Corp ‘A’	66,600	2,107,224
Analog Devices Inc	113,600	2,815,008
Apple Inc *	341,600	48,654,088
Applied Materials Inc	513,400	5,631,998
Autodesk Inc *	88,040	1,670,999
Automatic Data Processing Inc	194,800	6,903,712
BMC Software Inc *	71,800	2,426,122
Broadcom Corp ‘A’ *	164,364	4,074,584
CA Inc	153,373	2,673,291
Ciena Corp *	36,771	380,580
Cisco Systems Inc *	2,208,716	41,170,466
Citrix Systems Inc *	70,200	2,238,678
Cognizant Technology Solutions Corp ‘A’ *	113,100	3,019,770
Computer Sciences Corp *	55,000	2,436,500
Compuware Corp *	80,400	551,544
Convergys Corp *	37,889	351,610
Corning Inc	590,491	9,483,285
Dell Inc * †	656,400	9,012,372
eBay Inc *	414,900	7,107,237
Electronic Arts Inc *	124,800	2,710,656
EMC Corp *	760,750	9,965,825
Fidelity National Information Services Inc	67,200	1,341,312
Fiserv Inc *	60,750	2,776,275
FLIR Systems Inc * †	52,600	1,186,656
Google Inc ‘A’ *	91,950	38,765,201
Harris Corp	52,200	1,480,392
Hewlett-Packard Co	913,773	35,317,326
Intel Corp	2,138,720	35,395,816
International Business Machines Corp	505,981	52,834,536
Intuit Inc *	124,900	3,517,184
Jabil Circuit Inc	70,500	523,110

See Notes to Financial Statements	See explanation of symbols and terms, if any, on 61

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
JDS Uniphase Corp * †	86,686	$495,844
Juniper Networks Inc *	201,400	4,753,040
KLA-Tencor Corp	66,400	1,676,600
Lexmark International Inc ‘A’ *	31,200	494,520
Linear Technology Corp	86,900	2,029,115
LSI Corp *	226,900	1,034,664
MasterCard Inc ‘A’ †	27,147	4,541,965
McAfee Inc * †	60,000	2,531,400
MEMC Electronic Materials Inc *	87,200	1,553,032
Microchip Technology Inc †	71,600	1,614,580
Micron Technology Inc * †	321,000	1,624,260
Microsoft Corp	2,930,872	69,666,827
Molex Inc	46,200	718,410
Motorola Inc	860,902	5,707,780
National Semiconductor Corp	77,200	968,860
NetApp Inc * †	128,409	2,532,225
Nortel Networks Corp * (Canada)	2,149	94
Novell Inc *	109,300	495,129
Novellus Systems Inc * †	39,000	651,300
NVIDIA Corp *	208,200	2,350,578
Oracle Corp	1,450,336	31,066,197
Paychex Inc	124,600	3,139,920
QLogic Corp * †	48,300	612,444
QUALCOMM Inc	633,800	28,647,760
salesforce.com inc * †	41,100	1,568,787
SanDisk Corp *	88,200	1,295,658
Sun Microsystems Inc *	275,725	2,542,185
Symantec Corp *	316,635	4,926,841
Tellabs Inc *	157,000	899,610
Teradata Corp *	61,700	1,445,631
Teradyne Inc *	70,600	484,316
Texas Instruments Inc	491,970	10,478,961
The Western Union Co	273,937	4,492,567
Total System Services Inc	65,700	879,723
VeriSign Inc * †	74,900	1,384,152
Western Digital Corp *	87,500	2,318,750
Xerox Corp	315,100	2,041,848
Xilinx Inc †	107,100	2,191,266
Yahoo! Inc *	536,508	8,401,715

		566,658,199

Materials - 3.1%

Air Products & Chemicals Inc	78,500	5,070,315
AK Steel Holding Corp	44,400	852,036
Alcoa Inc	367,172	3,792,887
Allegheny Technologies Inc †	38,102	1,330,903
Ball Corp	36,900	1,666,404
Bemis Co Inc	32,300	813,960
CF Industries Holdings Inc	17,300	1,282,622
E.I. du Pont de Nemours & Co	347,582	8,905,051
Eastman Chemical Co †	28,525	1,081,098
Ecolab Inc	65,280	2,545,267
Freeport-McMoRan Copper & Gold Inc †	158,523	7,943,588
International Flavors & Fragrances Inc	25,500	834,360
International Paper Co	166,227	2,515,015
MeadWestvaco Corp	67,427	1,106,477
Monsanto Co	208,998	15,536,911
Newmont Mining Corp	188,622	7,708,981
Nucor Corp	121,100	5,380,473
Owens-Illinois Inc *	65,400	1,831,854
Pactiv Corp *	51,700	1,121,890
PPG Industries Inc	63,900	2,805,210
Praxair Inc	115,700	8,222,799
Sealed Air Corp	54,220	1,000,359
Sigma-Aldrich Corp †	47,700	2,364,012
The Dow Chemical Co	408,285	6,589,720
Titanium Metals Corp	22,800	209,532
United States Steel Corp †	52,260	1,867,772
Vulcan Materials Co †	47,200	2,034,320
Weyerhaeuser Co	81,800	2,489,174

		98,902,990

Telecommunication Services - 3.4%

American Tower Corp ‘A’ *	153,500	4,839,855
AT&T Inc	2,259,279	56,120,490
CenturyTel Inc †	33,550	1,029,985
Embarq Corp	50,791	2,136,269
Frontier Communications Corp	98,800	705,432
MetroPCS Communications Inc *	99,600	1,325,676
Qwest Communications International Inc †	570,092	2,365,882
Sprint Nextel Corp *	1,080,827	5,198,778
Verizon Communications Inc	1,089,854	33,491,213
Windstream Corp	153,186	1,280,635

		108,494,215

Utilities - 4.0%

Allegheny Energy Inc	66,300	1,700,595
Ameren Corp †	83,200	2,070,848
American Electric Power Co Inc	180,260	5,207,711
CenterPoint Energy Inc	136,929	1,517,173
CMS Energy Corp †	90,100	1,088,408
Consolidated Edison Inc	106,100	3,970,262
Constellation Energy Group Inc	74,250	1,973,565
Dominion Resources Inc	225,170	7,525,181
DTE Energy Co	57,600	1,843,200
Duke Energy Corp	494,272	7,211,428
Dynegy Inc ‘A’ * †	238,800	542,076
Edison International	126,300	3,973,398
Entergy Corp	73,300	5,682,216
EQT Corp	45,900	1,602,369
Exelon Corp	249,224	12,762,761
FirstEnergy Corp	117,880	4,567,850
FPL Group Inc	154,500	8,784,870
Integrys Energy Group Inc	27,020	810,330
Nicor Inc	12,600	436,212
NiSource Inc	108,773	1,268,293
Northeast Utilities Inc	67,900	1,514,849
Pepco Holdings Inc	96,500	1,296,960
PG&E Corp †	141,400	5,435,416
Pinnacle West Capital Corp	41,700	1,257,255
PPL Corp	139,032	4,582,495
Progress Energy Inc	106,800	4,040,244
Public Service Enterprise Group Inc	188,900	6,163,807
Questar Corp	62,100	1,928,826
SCANA Corp	41,500	1,347,505
Sempra Energy	90,258	4,479,505
TECO Energy Inc †	68,500	817,205
The AES Corp *	259,982	3,018,391
The Southern Co †	299,600	9,335,536
Wisconsin Energy Corp	45,800	1,864,518
Xcel Energy Inc	174,679	3,215,840

		124,837,098

Total Common Stocks (Cost $3,661,137,100)		3,082,174,352

See Notes to Financial Statements	See explanation of symbols and terms, if any, on 61

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 2.2%

Repurchase Agreement - 2.2%

Fixed Income Clearing Corp 0.010% due 07/01/09 (Dated 06/30/09, repurchase price of $70,902,020; collateralized by Freddie Mac: 2.875% due 04/30/10 and market value $72,324,000)	$70,902,000	$70,902,000

Total Short-Term Investment (Cost $70,902,000)		70,902,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.8% (Cost $3,732,039,100)		3,153,076,352

	Shares
SECURITIES LENDING COLLATERAL - 2.3%

BNY Mellon SL DBT II Liquidating Fund
0.806% + ∆ □ Ω	68,622,775	67,181,697
Mellon GSL DBT II Collateral Fund
0.335% ∆	6,191,631	6,191,631
Mellon GSL Reinvestment Trust II
0.000% + □ ¤ ж	3,027,858	30,279

Total Securities Lending Collateral (Cost $77,842,264)		73,403,607

TOTAL INVESTMENTS - 102.1% (Cost $3,809,881,364)		3,226,479,959

OTHER ASSETS & LIABILITIES, NET — (2.1%)		(67,782,982)

NET ASSETS - 100.0%		$3,158,696,977

Notes to Schedule of Investments

(a)	As of June 30, 2009, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	17.9%
Health Care	13.6%
Financials	13.3%
Energy	12.1%
Consumer Staples	11.7%
Industrials	9.7%
Consumer Discretionary	8.8%
Short-Term Investment & Securities Lending Collateral	4.5%
Utilities	4.0%
Telecommunication Services	3.4%
Materials	3.1%

102.1%
Other Assets & Liabilities, Net	(2.1%)

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Securities with a total aggregate market value of $67,211,976 or 2.1% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(d)	Securities with a total aggregate market value of $30,279 or less than 0.1% of the net assets were in default as of June 30, 2009.

(e)	Less than 0.1% of the portfolio’s net assets (not including securities in the BNY Mellon SL DBT II Liquidating Fund. See Note 18 in Notes to Financial Statements.) were reported illiquid by the portfolio manager under the Fund’s policy.

(f)	Open futures contracts outstanding as of June 30, 2009, were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Depreciation
S&P 500 (09/09)	284	$66,466,813	($1,436,506)
S&P 500 E-Mini (09/09)	131	6,160,275	(164,025)

			($1,600,531)

(g)	As of June 30, 2009, $8,050,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on 61

PACIFIC SELECT FUND
MAIN STREET® CORE PORTFOLIO
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.9%

Consumer Discretionary - 8.6%

Aaron’s Inc †	4,400	$131,208
Abercrombie & Fitch Co ‘A’ †	33,100	840,409
Advance Auto Parts Inc	20,900	867,141
Aeropostale Inc * †	28,200	966,414
American Eagle Outfitters Inc	66,800	946,556
American Greetings Corp ‘A’	4,200	49,056
Ameristar Casinos Inc	900	17,127
AnnTaylor Stores Corp *	38,300	305,634
Apollo Group Inc ‘A’ *	2,000	142,240
Autoliv Inc	32,500	935,025
AutoNation Inc *	37,200	645,420
AutoZone Inc *	3,100	468,441
Barnes & Noble Inc †	10,200	210,426
bebe Stores Inc	5,600	38,528
Best Buy Co Inc †	61,400	2,056,286
Bob Evans Farms Inc	14,400	413,856
BorgWarner Inc	32,500	1,109,875
Boyd Gaming Corp *	1,100	9,350
Brinker International Inc	28,500	485,355
Brink’s Home Security Holdings Inc *	1,900	53,789
Brunswick Corp †	32,363	139,808
Cablevision Systems Corp ‘A’	43,600	846,276
Callaway Golf Co	4,400	22,308
Career Education Corp *	14,000	348,460
Carnival Corp (Panama)	84,600	2,180,142
Carter’s Inc *	600	14,766
CBS Corp ‘B’ †	196,600	1,360,472
CEC Entertainment Inc *	11,300	333,124
Centex Corp	8,825	74,658
Chipotle Mexican Grill Inc ‘B’ *	617	43,060
Clear Channel Outdoor Holdings Inc ‘A’ *	17,900	94,870
Coach Inc	45,800	1,231,104
Comcast Corp ‘A’	191,200	2,770,488
Corinthian Colleges Inc *	6,000	101,580
DISH Network Corp ‘A’ *	76,000	1,231,960
DreamWorks Animation SKG Inc ‘A’ *	15,000	413,850
Expedia Inc * †	78,700	1,189,157
Foot Locker Inc	16,200	169,614
Fossil Inc * †	13,600	327,488
Gannett Co Inc	2,100	7,497
Gentex Corp †	26,300	305,080
Grupo Televisa SA ADR (Mexico)	75,200	1,278,400
Guess? Inc †	22,300	574,894
H&R Block Inc	10,900	187,807
Harman International Industries Inc †	22,656	425,933
International Game Technology	3,000	47,700
International Speedway Corp ‘A’	600	15,366
Jack in the Box Inc *	2,200	49,390
Johnson Controls Inc	92,600	2,011,272
Jones Apparel Group Inc	34,100	365,893
Kohl’s Corp * †	46,800	2,000,700
Lennar Corp ‘A’	17,200	166,668
Liberty Media Corp — Capital ‘A’ *	7,600	103,056
Liberty Media Corp — Entertainment ‘A’ *	64,400	1,722,700
Liberty Media Corp — Interactive ‘A’ *	150,330	753,153
Limited Brands Inc †	85,100	1,018,647
Liz Claiborne Inc †	72,000	207,360
Lowe’s Cos Inc	250,094	4,854,325
McDonald’s Corp	127,300	7,318,477
Meredith Corp	27,642	706,253
Meritage Homes Corp *	2,345	44,227
Netflix Inc * †	21,700	897,078
News Corp ‘A’	503,800	4,589,618
Nike Inc ‘B’	24,000	1,242,720
Nordstrom Inc †	36,900	733,941
Office Depot Inc *	36,000	164,160
Penske Auto Group Inc †	15,700	261,248
Polaris Industries Inc	3,400	109,208
Polo Ralph Lauren Corp †	12,800	685,312
priceline.com Inc * †	12,700	1,416,685
Quiksilver Inc *	500	925
Regis Corp	7,000	121,870
Rent-A-Center Inc *	16,100	287,063
Ross Stores Inc	8,600	331,960
Royal Caribbean Cruises Ltd (Liberia)	28,500	385,890
Sally Beauty Holdings Inc *	16,700	106,212
Scholastic Corp	16,400	324,556
Service Corp International	24,300	133,164
Snap-on Inc	12,100	347,754
Speedway Motorsports Inc	5,900	81,184
The Buckle Inc	8,700	276,399
The Children’s Place Retail Stores Inc *	20,000	528,600
The DIRECTV Group Inc * †	116,000	2,866,360
The Dress Barn Inc *	25,717	367,753
The Gap Inc	248,200	4,070,480
The Goodyear Tire & Rubber Co *	24,200	272,492
The Gymboree Corp *	900	31,932
The Home Depot Inc †	51,500	1,216,945
The McGraw-Hill Cos Inc	85,800	2,583,438
The Men’s Wearhouse Inc	300	5,754
The Ryland Group Inc	14,400	241,344
The Stanley Works	18,400	622,656
The Talbots Inc	15,499	83,695
The Timberland Co ‘A’ *	23,600	313,172
The Walt Disney Co †	252,500	5,890,825
The Warnaco Group Inc *	31,500	1,020,600
The Washington Post Co ‘B’	900	316,962
Thor Industries Inc †	20,500	376,585
Time Warner Cable Inc	164,218	5,200,773
Time Warner Inc	306,267	7,714,857
Tractor Supply Co *	1,193	49,295
TRW Automotive Holdings Corp *	71,200	804,560
UniFirst Corp	500	18,585
Urban Outfitters Inc *	11,200	233,744
Viacom Inc ‘B’ *	68,655	1,558,468
WABCO Holdings Inc	36,200	640,740
Warner Music Group Corp *	2,500	14,625
Whirlpool Corp	2,200	93,632
Williams-Sonoma Inc	500	5,935
WMS Industries Inc * †	11,200	352,912
Wolverine World Wide Inc	2,500	55,150
Wyndham Worldwide Corp	59,500	721,140

		98,521,075

Consumer Staples - 9.6%

Altria Group Inc	102,500	1,679,975
Bunge Ltd † (Bermuda)	3,200	192,800
Casey’s General Stores Inc	10,700	274,883
Colgate-Palmolive Co	180,100	12,740,274
CVS Caremark Corp	83,100	2,648,397
General Mills Inc	151,200	8,470,224
Herbalife Ltd (Cayman)	19,400	611,876
Kimberly-Clark Corp	8,900	466,627
Kraft Foods Inc ‘A’	46,800	1,185,912
Mead Johnson Nutrition Co ‘A’ *	11,600	368,532
PepsiCo Inc	94,100	5,171,736
Philip Morris International Inc	626,200	27,314,844
Safeway Inc	251,200	5,116,944
SUPERVALU Inc	18,000	233,100
Sysco Corp	114,600	2,576,208
The Coca-Cola Co †	78,300	3,757,617
The Kroger Co	110,800	2,443,140
The Procter & Gamble Co	255,082	13,034,690

See Notes to Financial Statements	See explanation of symbols and terms, if any, on 61

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
Unilever NV ‘NY’ (Netherlands)	125,400	$3,032,172
Wal-Mart Stores Inc	389,100	18,848,004

		110,167,955

Energy - 12.7%

Anadarko Petroleum Corp	126,400	5,737,296
Apache Corp	66,300	4,783,545
Baker Hughes Inc	96,400	3,512,816
Bill Barrett Corp *	5,400	148,284
Chevron Corp	356,647	23,627,864
Cimarex Energy Co	14,300	405,262
Complete Production Services Inc *	31,600	200,976
ConocoPhillips	34,551	1,453,215
Denbury Resources Inc *	26,300	387,399
Devon Energy Corp	17,200	937,400
Diamond Offshore Drilling Inc †	3,500	290,675
Dresser-Rand Group Inc *	30,700	801,270
Enterprise Products Partners LP	70,500	1,758,270
Exterran Holdings Inc * †	3,100	49,724
Exxon Mobil Corp	709,568	49,605,899
Halliburton Co	379,500	7,855,650
Helix Energy Solutions Group Inc * †	3,400	36,958
Hess Corp	53,936	2,899,060
Key Energy Services Inc *	25,400	146,304
Kinder Morgan Energy Partners LP	26,400	1,349,568
Marathon Oil Corp	69,425	2,091,775
Mariner Energy Inc *	4,600	54,050
Murphy Oil Corp	109,900	5,969,768
National Oilwell Varco Inc *	49,300	1,610,138
Noble Corp (Switzerland)	13,300	402,325
Noble Energy Inc	52,400	3,090,028
Occidental Petroleum Corp	231,707	15,248,638
Oceaneering International Inc *	12,300	555,960
Oil States International Inc *	14,324	346,784
Overseas Shipholding Group Inc	2,400	81,696
Parker Drilling Co * †	6,700	29,078
Plains All American Pipeline LP	6,700	285,085
Plains Exploration & Production Co *	18,600	508,896
Pride International Inc *	25,400	636,524
Schlumberger Ltd (Netherlands)	63,800	3,452,218
SEACOR Holdings Inc *	5,200	391,248
Stone Energy Corp *	5,398	40,053
Superior Energy Services Inc *	5,800	100,166
Tidewater Inc	14,800	634,476
Transocean Ltd * (Switzerland)	11,700	869,193
Unit Corp *	12,600	347,382
Valero Energy Corp	70,100	1,183,989
XTO Energy Inc	20,100	766,614

		144,683,519

Financials - 12.4%

Affiliated Managers Group Inc *	4,100	238,579
Allied World Assurance Co Holdings Ltd (Bermuda)	10,200	416,466
American Express Co	293,700	6,825,588
American Financial Group Inc	37,700	813,566
AmeriCredit Corp * †	31,600	428,180
Ameriprise Financial Inc	29,100	706,257
Aon Corp	61,700	2,336,579
Aspen Insurance Holdings Ltd (Bermuda)	31,200	697,008
Assurant Inc	8,000	192,720
AXIS Capital Holdings Ltd (Bermuda)	13,400	350,812
Bank of America Corp	1,253,923	16,551,784
Berkshire Hathaway Inc ‘B’ *	1,028	2,976,810
BlackRock Inc	19,300	3,385,606
Brown & Brown Inc †	44,600	888,878
Capital One Financial Corp	6,900	150,972
Cash America International Inc	7,300	170,747
Cincinnati Financial Corp	17,900	400,065
CIT Group Inc	52,200	112,230
CNA Financial Corp	38,900	601,783
Delphi Financial Group Inc ‘A’	16,100	312,823
Discover Financial Services	431,750	4,434,072
Eaton Vance Corp	4,500	120,375
Forest City Enterprises Inc ‘A’ †	7,400	48,840
Franklin Resources Inc	67,900	4,889,479
GAMCO Investors Inc ‘A’	1,400	67,900
Genworth Financial Inc ‘A’	60,500	422,895
Greenhill & Co Inc	1,300	93,873
Harleysville Group Inc	2,300	64,906
HCC Insurance Holdings Inc	13,900	333,739
Hudson City Bancorp Inc	5,400	71,766
Interactive Brokers Group Inc ‘A’ *	29,000	450,370
Investment Technology Group Inc *	2,600	53,014
IPC Holdings Ltd (Bermuda)	16,966	463,850
Janus Capital Group Inc	79,100	901,740
Jefferies Group Inc *	1,800	38,394
Jones Lang LaSalle Inc	500	16,365
JPMorgan Chase & Co	581,692	19,841,514
Leucadia National Corp *	17,200	362,748
Lincoln National Corp	130,200	2,240,742
Loews Corp	184,199	5,047,053
MetLife Inc	58,800	1,764,588
Morgan Stanley	56,100	1,599,411
Northern Trust Corp	19,200	1,030,656
NYSE Euronext	16,800	457,800
Old Republic International Corp	23,400	230,490
OneBeacon Insurance Group Ltd ‘A’ (Bermuda)	6,300	73,647
Pacific Capital Bancorp	3,899	8,344
PacWest Bancorp	1,200	15,792
People’s United Financial Inc	218,000	3,278,720
PHH Corp *	11,500	209,070
Platinum Underwriters Holdings Ltd (Bermuda)	8,200	234,438
Popular Inc †	76,200	167,640
Protective Life Corp	29,000	331,760
Provident Financial Services Inc	9,500	86,450
Prudential Financial Inc	124,300	4,626,446
Regions Financial Corp †	722,200	2,917,688
Reinsurance Group of America Inc	2,900	101,239
RLI Corp	4,600	206,080
SEI Investments Co	21,300	384,252
Selective Insurance Group Inc	5,100	65,127
StanCorp Financial Group Inc	800	22,944
State Auto Financial Corp	1,000	17,500
State Street Corp	183,200	8,647,040
T. Rowe Price Group Inc	44,700	1,862,649
TD Ameritrade Holding Corp *	139,200	2,441,568
Teton Advisors Inc * + ж	52	164
The Allstate Corp	115,800	2,825,520
The Bank of New York Mellon Corp	12,700	372,237
The Chubb Corp	131,400	5,240,232
The First American Corp	2,800	72,548
The Goldman Sachs Group Inc	34,600	5,101,424
The Hartford Financial Services Group Inc	22,500	267,075
The NASDAQ OMX Group Inc *	12,600	268,506
The Navigators Group Inc *	1,600	71,088
The Phoenix Cos Inc *	5,600	9,352
The Student Loan Corp	1,500	55,800
The Travelers Cos Inc	211,387	8,675,322
Torchmark Corp	2,500	92,600
Transatlantic Holdings Inc	3,400	147,322
Tree.com Inc *	1,013	9,725
U.S. Bancorp	380,200	6,813,184
United Fire & Casualty Co	400	6,860
Unitrin Inc	14,690	176,574
Virtus Investment Partners Inc *	1,135	16,673
W.R. Berkley Corp	37,632	807,959

See Notes to Financial Statements	See explanation of symbols and terms, if any, on 61

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
Waddell & Reed Financial Inc ‘A’	1,900	$50,103
Wells Fargo & Co	19,100	463,366
XL Capital Ltd ‘A’ (Cayman)	51,100	585,606

		141,431,667

Health Care - 14.2%

Abbott Laboratories	332,400	15,636,096
Aetna Inc	294,000	7,364,700
Allergan Inc	73,500	3,497,130
AMERIGROUP Corp *	31,900	856,515
Amgen Inc *	221,000	11,699,740
Baxter International Inc	22,300	1,181,008
Becton Dickinson & Co	49,100	3,501,321
Biogen Idec Inc *	30,700	1,386,105
Bristol-Myers Squibb Co †	208,900	4,242,759
C.R. Bard Inc	23,300	1,734,685
Cardinal Health Inc	11,498	351,264
Celgene Corp *	80,800	3,865,472
Centene Corp *	4,785	95,604
CIGNA Corp	56,800	1,368,312
Coventry Health Care Inc *	34,100	638,011
Eli Lilly & Co	146,400	5,071,296
Endo Pharmaceuticals Holdings Inc *	30,784	551,649
Facet Biotech Corp *	4,879	45,326
Forest Laboratories Inc *	55,600	1,396,116
Gilead Sciences Inc *	41,000	1,920,440
IMS Health Inc	8,200	104,140
Inverness Medical Innovations Inc *	8,100	288,198
Johnson & Johnson	258,900	14,705,520
Kindred Healthcare Inc *	2,000	24,740
King Pharmaceuticals Inc *	100,600	968,778
Laboratory Corp of America Holdings *	128,300	8,697,457
McKesson Corp	84,800	3,731,200
Medco Health Solutions Inc *	109,200	4,980,612
MEDNAX Inc *	1,500	63,195
Medtronic Inc	51,000	1,779,390
Merck & Co Inc	599,100	16,750,836
Omnicare Inc †	17,500	450,800
Pfizer Inc †	823,560	12,353,400
Quest Diagnostics Inc	20,600	1,162,458
Schering-Plough Corp	81,000	2,034,720
Sirona Dental Systems Inc *	300	5,997
STERIS Corp †	7,500	195,600
Stryker Corp	104,000	4,132,960
Thermo Fisher Scientific Inc *	105,000	4,280,850
UnitedHealth Group Inc	27,300	681,954
Universal Health Services Inc ‘B’	15,800	771,830
Warner Chilcott Ltd ‘A’ * (Bermuda)	1,800	23,670
Watson Pharmaceuticals Inc *	22,100	744,549
WellCare Health Plans Inc *	4,300	79,507
WellPoint Inc *	222,400	11,317,936
Wyeth	36,215	1,643,799
Zimmer Holdings Inc *	89,100	3,795,660

		162,173,305

Industrials - 11.2%

3M Co	7,100	426,710
A.O. Smith Corp	3,600	117,252
Acuity Brands Inc	23,870	669,553
AGCO Corp * †	14,800	430,236
Alexander & Baldwin Inc	7,300	171,112
AMERCO Inc *	500	18,575
Arkansas Best Corp	10,400	274,040
Armstrong World Industries Inc *	13,300	219,317
Baldor Electric Co †	31,700	754,143
Barnes Group Inc †	4,800	57,072
BE Aerospace Inc *	5,800	83,288
Belden Inc	33,964	567,199
Briggs & Stratton Corp †	12,400	165,416
Caterpillar Inc	148,400	4,903,136
Ceradyne Inc *	21,200	374,392
Chart Industries Inc *	600	10,908
Chicago Bridge & Iron Co NV ‘NY’ (Netherlands)	26,100	323,640
CIRCOR International Inc	7,600	179,436
Cooper Industries Ltd ‘A’ (Bermuda)	16,300	506,115
Copart Inc *	13,700	474,979
CoStar Group Inc * †	6,100	243,207
Crane Co	8,600	191,866
CSX Corp	30,800	1,066,604
Cummins Inc	65,731	2,314,389
Danaher Corp †	33,800	2,086,812
Deere & Co †	43,700	1,745,815
Deluxe Corp	550	7,045
Dover Corp	37,900	1,254,111
EMCOR Group Inc * †	10,700	215,284
Emerson Electric Co	130,000	4,212,000
EnPro Industries Inc *	330	5,943
Equifax Inc	28,100	733,410
FedEx Corp	30,000	1,668,600
First Advantage Corp ‘A’ *	2,400	36,504
Flowserve Corp	3,200	223,392
Fluor Corp	36,800	1,887,472
Gardner Denver Inc *	400	10,068
Genco Shipping & Trading Ltd †	5,100	110,772
General Dynamics Corp	106,400	5,893,496
General Electric Co	488,016	5,719,548
Goodrich Corp	23,900	1,194,283
GrafTech International Ltd *	68,600	775,866
Granite Construction Inc	2,300	76,544
Harsco Corp	29,100	823,530
Herman Miller Inc	12,600	193,284
Hertz Global Holdings Inc * †	103,900	830,161
HNI Corp †	23,906	431,742
Honeywell International Inc	157,200	4,936,080
Hubbell Inc ‘B’ †	13,200	423,192
IDEX Corp	20,200	496,314
Illinois Tool Works Inc	120,200	4,488,268
Ingersoll-Rand Co Ltd ‘A’ † (Bermuda)	58,200	1,216,380
Interface Inc ‘A’	20,700	128,340
Joy Global Inc	23,000	821,560
KBR Inc	35,300	650,932
Kirby Corp *	2,400	76,296
Korn/Ferry International * †	11,700	124,488
L-3 Communications Holdings Inc	28,000	1,942,640
Lennox International Inc	15,590	500,595
Lincoln Electric Holdings Inc	7,100	255,884
Lockheed Martin Corp	14,600	1,177,490
Manpower Inc	23,800	1,007,692
Monster Worldwide Inc *	3,400	40,154
Mueller Water Products Inc ‘A’	21,100	78,914
Navistar International Corp *	16,900	736,840
Nordson Corp	13,098	506,369
Norfolk Southern Corp	88,100	3,318,727
Northrop Grumman Corp	142,700	6,518,536
Owens Corning Inc *	13,400	171,252
PACCAR Inc	45,400	1,475,954
Pacer International Inc	3,200	7,136
Parker-Hannifin Corp	47,900	2,057,784
Pitney Bowes Inc	35,400	776,322
Precision Castparts Corp	16,800	1,226,904
Raytheon Co	102,300	4,545,189
Republic Services Inc	53,300	1,301,053
Resources Connection Inc *	400	6,868
Robert Half International Inc †	16,100	380,282
Rockwell Automation Inc	19,800	635,976
RR Donnelley & Sons Co	59,600	692,552
Sauer-Danfoss Inc	900	5,517

See Notes to Financial Statements	See explanation of symbols and terms, if any, on 61

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
SkyWest Inc	24,600	$250,920
Spirit AeroSystems Holdings Inc ‘A’ *	7,200	98,928
Terex Corp *	500	6,035
The Boeing Co †	289,800	12,316,500
The Manitowoc Co Inc	6,700	35,242
The Shaw Group Inc *	12,900	353,589
The Timken Co	39,900	681,492
The Toro Co	21,200	633,880
Thomas & Betts Corp *	12,900	372,294
Titan International Inc †	19,900	148,653
Trinity Industries Inc †	29,700	404,514
Triumph Group Inc †	11,000	440,000
TrueBlue Inc *	9,270	77,868
Tutor Perini Corp *	500	8,680
Tyco International Ltd (Switzerland)	43,550	1,131,429
Union Pacific Corp	77,900	4,055,474
United Parcel Service Inc ‘B’	40,800	2,039,592
United Technologies Corp	275,500	14,314,980
Viad Corp	400	6,888
Waste Management Inc †	57,900	1,630,464
Watsco Inc	1,400	68,502
Watts Water Technologies Inc ‘A’ †	19,200	413,568
WESCO International Inc *	32,800	821,312
Woodward Governor Co	9,400	186,120

		127,903,671

Information Technology - 18.9%

3Com Corp *	86,100	405,531
Accenture Ltd ‘A’ (Bermuda)	122,200	4,088,812
Adobe Systems Inc * †	83,800	2,371,540
ADTRAN Inc	21,200	455,164
Advent Software Inc *	500	16,395
Affiliated Computer Services Inc ‘A’ *	3,800	168,796
Agilent Technologies Inc * †	19,300	391,983
Akamai Technologies Inc *	55,100	1,056,818
Amdocs Ltd * (United Kingdom)	53,000	1,136,850
Amkor Technology Inc * †	56,800	268,664
Amphenol Corp ‘A’	14,600	461,944
Analog Devices Inc	45,600	1,129,968
Anixter International Inc * †	13,800	518,742
ANSYS Inc * †	18,400	573,344
Apple Inc *	107,500	15,311,225
Applied Materials Inc †	476,900	5,231,593
Arrow Electronics Inc *	42,300	898,452
Atmel Corp *	59,100	220,443
Autodesk Inc *	50,400	956,592
Avid Technology Inc * †	4,400	59,004
Avnet Inc *	35,800	752,874
Avocent Corp *	30,100	420,196
AVX Corp	17,500	173,775
Broadcom Corp ‘A’ *	96,600	2,394,714
Broadridge Financial Solutions Inc	43,300	717,914
CA Inc	125,100	2,180,493
Cabot Microelectronics Corp * †	2,400	67,896
Cadence Design Systems Inc *	14,300	84,370
Check Point Software Technologies Ltd * (Israel)	35,700	837,879
Ciena Corp * †	27,100	280,485
Cisco Systems Inc *	1,389,000	25,890,960
Coherent Inc *	7,692	159,071
CommScope Inc *	10,853	285,000
Computer Sciences Corp *	25,000	1,107,500
Corning Inc	230,700	3,705,042
Cymer Inc *	390	11,595
Dell Inc *	50,900	698,857
Digital River Inc *	4,100	148,912
Dolby Laboratories Inc ‘A’ *	16,800	626,304
eBay Inc *	329,100	5,637,483
EMC Corp *	116,400	1,524,840
Emulex Corp *	61,100	597,558
Entegris Inc *	20,300	55,216
F5 Networks Inc *	17,200	594,948
FactSet Research Systems Inc	12,500	623,375
Fairchild Semiconductor International Inc *	19,800	138,402
Fidelity National Information Services Inc	7,700	153,692
Fiserv Inc *	13,900	635,230
Gartner Inc *	1,400	21,364
Google Inc ‘A’ *	19,300	8,136,687
Harris Corp	12,300	348,828
Hewitt Associates Inc ‘A’ *	48,400	1,441,352
IAC/InterActiveCorp *	900	14,445
Ingram Micro Inc ‘A’ *	67,700	1,184,750
Integrated Device Technology Inc *	52,096	314,660
InterDigital Inc *	15,300	373,932
International Business Machines Corp	175,400	18,315,268
International Rectifier Corp * †	9,600	142,176
Itron Inc *	6,400	352,448
Jabil Circuit Inc	53,900	399,938
JDS Uniphase Corp * †	154,900	886,028
L-1 Identity Solutions Inc *	400	3,096
Lawson Software Inc *	17,500	97,650
LSI Corp * †	198,700	906,072
Marvell Technology Group Ltd * (Bermuda)	103,300	1,202,412
MasterCard Inc ‘A’	36,400	6,090,084
MEMC Electronic Materials Inc *	50,800	904,748
MICROS Systems Inc * †	31,100	787,452
Microsemi Corp * †	7,800	107,640
Microsoft Corp	1,352,600	32,151,302
Molex Inc	50,100	779,055
National Instruments Corp	11,300	254,928
National Semiconductor Corp	44,100	553,455
Net 1 U.E.P.S. Technologies Inc *	19,700	267,723
Nuance Communications Inc *	21,100	255,099
NVIDIA Corp *	80,400	907,716
ON Semiconductor Corp * †	400	2,744
Open Text Corp * (Canada)	9,900	360,558
Oracle Corp	129,410	2,771,962
Parametric Technology Corp *	45,200	528,388
Paychex Inc	144,600	3,643,920
Perot Systems Corp ‘A’ *	44,196	633,329
Plexus Corp *	3,500	71,610
Progress Software Corp *	5,400	114,318
QLogic Corp *	39,300	498,324
QUALCOMM Inc	224,700	10,156,440
Quest Software Inc *	9,200	128,248
Rofin-Sinar Technologies Inc *	4,400	88,044
SanDisk Corp * †	60,500	888,745
Sapient Corp *	15,200	95,608
Semtech Corp *	300	4,773
Silicon Laboratories Inc *	4,400	166,936
Skyworks Solutions Inc *	47,600	465,528
Sohu.com Inc *	12,100	760,243
Solera Holdings Inc *	2,800	71,120
Sun Microsystems Inc *	84,300	777,246
Sybase Inc *	20,700	648,738
Symantec Corp *	332,000	5,165,920
Synaptics Inc * †	31,275	1,208,779
SYNNEX Corp *	200	4,998
Synopsys Inc *	39,900	778,449
Take-Two Interactive Software Inc *	21,982	208,170
Tech Data Corp *	4,600	150,466
Tellabs Inc *	149,000	853,770
Teradata Corp *	12,600	295,218
Teradyne Inc *	28,600	196,196
Texas Instruments Inc †	484,800	10,326,240
The Western Union Co †	212,300	3,481,720
THQ Inc *	730	5,227
Total System Services Inc	13,600	182,104

See Notes to Financial Statements	See explanation of symbols and terms, if any, on 61

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
Trimble Navigation Ltd *	37,600	$738,088
Unisys Corp *	6,300	9,513
ValueClick Inc *	56,800	597,536
VeriSign Inc *	2,600	48,048
Vishay Intertechnology Inc *	96,300	653,877
Western Digital Corp *	41,200	1,091,800
Xerox Corp	251,100	1,627,128
Xilinx Inc †	97,900	2,003,034
Zebra Technologies Corp ‘A’ *	2,200	52,052

		215,981,904

Materials - 3.7%

Air Products & Chemicals Inc	13,600	878,424
AK Steel Holding Corp	2,600	49,894
Alcoa Inc †	119,300	1,232,369
Allegheny Technologies Inc †	15,000	523,950
Ashland Inc	20,640	578,960
Carpenter Technology Corp	34,700	722,107
CF Industries Holdings Inc	13,200	978,648
Cliffs Natural Resources Inc	3,000	73,410
Commercial Metals Co	38,700	620,361
Cytec Industries Inc	200	3,724
Domtar Corp *	20,333	337,127
E.I. du Pont de Nemours & Co	13,900	356,118
Eastman Chemical Co †	16,300	617,770
Ferro Corp	15,100	41,525
Freeport-McMoRan Copper & Gold Inc	55,900	2,801,149
H.B. Fuller Co	6,786	127,373
Kaiser Aluminum Corp	1,900	68,229
MeadWestvaco Corp	17,800	292,098
Monsanto Co	78,200	5,813,388
Nalco Holding Co	12,000	202,080
NewMarket Corp	3,900	262,587
Nucor Corp	107,000	4,754,010
Owens-Illinois Inc *	39,700	1,111,997
Praxair Inc	30,800	2,188,956
Reliance Steel & Aluminum Co	31,700	1,216,963
Rockwood Holdings Inc *	10,500	153,720
RPM International Inc	29,200	409,968
Schnitzer Steel Industries Inc ‘A’	16,100	851,046
Sealed Air Corp	58,000	1,070,100
Sonoco Products Co	25,600	613,120
Southern Copper Corp	296,800	6,066,592
Temple-Inland Inc †	6,400	83,968
Terra Industries Inc	35,500	859,810
The Dow Chemical Co	29,000	468,060
The Mosaic Co	87,440	3,873,592
The Valspar Corp	28,900	651,117
United States Steel Corp †	26,700	954,258
Valhi Inc †	1,100	8,173
Westlake Chemical Corp	10,400	212,056
Worthington Industries Inc †	23,400	299,286

		42,428,083

Telecommunication Services - 2.4%

America Movil SAB de CV ‘L’ ADR (Mexico)	23,300	902,176
AT&T Inc	258,787	6,428,269
Centennial Communications Corp *	20,300	169,708
Embarq Corp	30,300	1,274,418
NII Holdings Inc *	31,800	606,426
NTELOS Holdings Corp	4,296	79,132
Premiere Global Services Inc * †	11,100	120,324
Qwest Communications International Inc †	273,200	1,133,780
Sprint Nextel Corp *	762,913	3,669,612
Syniverse Holdings Inc *	26,100	418,383
tw telecom Inc *	42,700	438,529
Verizon Communications Inc	371,700	11,422,341
Windstream Corp	89,900	751,564

		27,414,662

Utilities - 1.2%

American Electric Power Co Inc	68,300	1,973,187
Duke Energy Corp	228,600	3,335,274
Exelon Corp	4,900	250,929
Integrys Energy Group Inc	6,000	179,940
PG&E Corp	14,800	568,912
Public Service Enterprise Group Inc	64,100	2,091,583
RRI Energy Inc *	39,649	198,641
Sempra Energy	11,600	575,708
The AES Corp *	253,000	2,937,330
Wisconsin Energy Corp	27,000	1,099,170

		13,210,674

Total Common Stocks (Cost $1,174,729,131)		1,083,916,515

EXCHANGE-TRADED FUND - 0.7%

Standard & Poor’s Depository Receipts Trust 1	86,700	7,969,464

Total Exchange-Traded Fund (Cost $8,032,365)		7,969,464

	Principal
	Amount
SHORT-TERM INVESTMENT - 3.7%

Repurchase Agreement - 3.7%

Fixed Income Clearing Corp 0.010% due 07/01/09 (Dated 06/30/09, repurchase price of $41,882,012; collateralized by Federal Home Loan Bank: 0.800% due 04/30/10 and market value $42,724,619)	$41,882,000	41,882,000

Total Short-Term Investment (Cost $41,882,000)		41,882,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.3% (Cost $1,224,643,496)		1,133,767,979

See Notes to Financial Statements	See explanation of symbols and terms, if any, on 61

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 4.4%

BNY Mellon SL DBT II Liquidating Fund
0.806% + ∆ □ Ω	44,689,170	$43,750,697
Mellon GSL DBT II Collateral Fund
0.335% ∆	6,246,051	6,246,051
Mellon GSL Reinvestment Trust II
0.000% + □ ¤ ж	2,437,663	24,377

Total Securities Lending Collateral (Cost $53,372,884)		50,021,125

TOTAL INVESTMENTS - 103.7% (Cost $1,278,016,380)		1,183,789,104

OTHER ASSETS & LIABILITIES, NET — (3.7%)		(42,210,277)

NET ASSETS - 100.0%		$1,141,578,827

Notes to Schedule of Investments

(a)	As of June 30, 2009, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	18.9%
Health Care	14.2%
Energy	12.7%
Financials	12.4%
Industrials	11.2%
Consumer Staples	9.6%
Consumer Discretionary	8.6%
Short-Term Investment & Securities Lending Collateral	8.1%
Materials	3.7%
Telecommunication Services	2.4%
Utilities	1.2%
Exchange-Traded Fund	0.7%

103.7%
Other Assets & Liabilities, Net	(3.7%)

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Securities with a total aggregate market value of $43,775,238 or 3.8% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(d)	Securities with a total aggregate market value of $24,377 or less than 0.1% of the net assets were in default as of June 30, 2009.

(e)	Less than 0.1% of the portfolio’s net assets (not including securities in the BNY Mellon SL DBT II Liquidating Fund. See Note 18 in Notes to Financial Statements.) were reported illiquid by the portfolio manager under the Fund’s policy.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on 61

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Energy - 0.0%

GreenHunter Energy Inc
Exp. 09/15/11 * + Ж	209	$—

Total Rights (Cost $0)		—

COMMON STOCKS - 98.4%

Consumer Discretionary - 12.7%

1-800-FLOWERS.COM Inc ‘A’ *	13,605	26,122
99 Cents Only Stores * †	24,851	337,477
AFC Enterprises Inc *	12,750	86,062
Ambassadors Group Inc	10,162	139,931
American Apparel Inc * †	18,800	68,432
American Axle & Manufacturing Holdings Inc †	22,750	78,260
American Greetings Corp ‘A’	20,912	244,252
American Public Education Inc *	9,629	381,405
America’s Car-Mart Inc *	5,000	102,500
Amerigon Inc *	11,290	68,869
Ameristar Casinos Inc	13,602	258,846
AnnTaylor Stores Corp *	31,000	247,380
Arbitron Inc	13,983	222,190
ArvinMeritor Inc	39,126	171,763
Asbury Automotive Group Inc	17,042	174,510
Ascent Media Corp ‘A’ *	7,400	196,692
Audiovox Corp ‘A’ *	9,212	53,982
Bally Technologies Inc *	28,820	862,294
Beazer Homes USA Inc * †	19,659	35,976
bebe Stores Inc †	11,907	81,920
Belo Corp ‘A’	47,730	85,437
Benihana Inc ‘A’ *	6,400	40,448
Big 5 Sporting Goods Corp	11,442	126,549
BJ’s Restaurants Inc * †	10,298	173,727
Blue Nile Inc * †	6,679	287,130
Bluegreen Corp *	7,488	18,870
Blyth Inc	3,126	102,502
Bob Evans Farms Inc †	16,291	468,203
Books-A-Million Inc	3,800	27,018
Borders Group Inc *	24,345	89,590
Bridgepoint Education Inc *	7,300	124,100
Brookfield Homes Corp * †	5,691	22,764
Brown Shoe Co Inc †	21,975	159,099
Brunswick Corp	46,600	201,312
Buffalo Wild Wings Inc * †	9,560	310,891
Build-A-Bear Workshop Inc *	8,844	39,533
Cabela’s Inc *	21,141	260,034
California Pizza Kitchen Inc *	10,247	136,183
Callaway Golf Co †	34,103	172,902
Capella Education Co * †	7,712	462,334
Caribou Coffee Co Inc *	3,600	23,112
Carmike Cinemas Inc	5,400	45,252
Carrols Restaurant Group Inc *	5,500	36,630
Carter’s Inc *	30,070	740,023
Cavco Industries Inc *	3,400	86,122
CEC Entertainment Inc *	12,228	360,481
Charlotte Russe Holding Inc *	11,091	142,852
Charming Shoppes Inc * †	62,762	233,475
Cherokee Inc †	4,046	80,192
China Automotive Systems Inc *	3,400	18,700
ChinaCast Education Corp *	15,600	111,072
Christopher & Banks Corp	18,971	127,295
Churchill Downs Inc	5,048	169,916
Cinemark Holdings Inc	17,063	193,153
Citi Trends Inc *	7,813	202,200
CKE Restaurants Inc	25,819	218,945
CKX Inc * †	30,919	219,216
Coinstar Inc * †	15,965	426,265
Coldwater Creek Inc * †	30,200	183,012
Collective Brands Inc *	33,887	493,734
Columbia Sportswear Co †	6,094	188,426
Conn’s Inc * †	5,250	65,625
Cooper Tire & Rubber Co †	31,239	309,891
Core-Mark Holding Co Inc *	5,103	132,984
Corinthian Colleges Inc * †	42,446	718,611
CPI Corp	2,700	45,873
Cracker Barrel Old Country Store Inc	11,957	333,600
Crocs Inc *	44,300	150,620
Crown Media Holdings Inc ‘A’ * †	7,579	12,657
CSS Industries Inc	4,021	81,948
Dana Holding Corp *	49,300	63,104
Deckers Outdoor Corp *	6,959	489,009
Denny’s Corp *	52,754	113,421
Destination Maternity Corp *	2,300	38,364
Dillard’s Inc ‘A’	27,000	248,400
DineEquity Inc	9,343	291,408
Dolan Media Co * †	15,819	202,325
Domino’s Pizza Inc * †	19,468	145,815
Dorman Products Inc *	5,600	77,448
Dover Downs Gaming & Entertainment Inc	7,621	35,438
Drew Industries Inc *	9,709	118,159
drugstore.com inc *	46,900	85,358
DSW Inc ‘A’ *	6,412	63,158
Eastman Kodak Co	142,000	420,320
Einstein Noah Restaurant Group Inc *	2,100	18,165
Ethan Allen Interiors Inc †	12,995	134,628
EW Scripps Co ‘A’	13,400	28,006
Exide Technologies * †	25,358	94,585
FGX International Holdings Ltd * (United Kingdom)	7,153	81,401
Fisher Communications Inc	3,103	39,687
Fossil Inc * †	24,887	599,279
Fred’s Inc ‘A’	21,254	267,800
Frisch’s Restaurants Inc	1,100	32,494
Fuel Systems Solutions Inc * †	6,600	133,254
Fuqi International Inc * †	5,200	107,692
Furniture Brands International Inc †	22,402	67,878
Gaiam Inc ‘A’ *	8,578	46,922
Gander Mountain Co *	3,800	22,800
Gaylord Entertainment Co * †	18,213	231,487
Genesco Inc * †	10,178	191,041
G-III Apparel Group Ltd *	6,874	78,982
Global Sources Ltd * † (Bermuda)	8,192	59,062
Grand Canyon Education Inc *	8,323	139,660
Great Wolf Resorts Inc *	14,940	30,478
Group 1 Automotive Inc †	12,784	332,640
Harte-Hanks Inc †	20,400	188,700
Haverty Furniture Cos Inc †	9,401	86,019
Hawk Corp ‘A’ *	2,900	40,165
Helen of Troy Ltd * (Bermuda)	15,841	265,970
hhgregg Inc * †	5,813	88,125
Hibbett Sports Inc * †	15,169	273,042
Hooker Furniture Corp	5,500	63,140
Hot Topic Inc * †	23,299	170,316
Hovnanian Enterprises Inc ‘A’ * †	27,404	64,673
HSN Inc *	21,000	221,970
Iconix Brand Group Inc *	31,710	487,700
Interval Leisure Group Inc *	20,900	194,788
iRobot Corp *	10,281	133,447
Isle of Capri Casinos Inc *	8,244	109,810
J.Crew Group Inc * †	26,682	720,948
Jack in the Box Inc *	30,242	678,933
Jackson Hewitt Tax Service Inc	15,282	95,665

See Notes to Financial Statements	See explanation of symbols and terms, if any, on 61

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
JAKKS Pacific Inc * †	14,837	$190,359
Jo-Ann Stores Inc * †	13,999	289,359
Jones Apparel Group Inc	45,200	484,996
Jos. A. Bank Clothiers Inc *	9,676	333,435
Journal Communications Inc ‘A’	22,228	23,339
K12 Inc * †	12,476	268,858
Kenneth Cole Productions Inc ‘A’ †	4,854	34,124
Kirkland’s Inc *	6,300	75,663
Knology Inc *	15,256	131,659
Krispy Kreme Doughnuts Inc *	32,664	97,992
K-Swiss Inc ‘A’ †	14,058	119,493
Lakes Entertainment Inc *	9,500	27,645
Landry’s Restaurants Inc * †	3,311	28,475
La-Z-Boy Inc	27,153	128,162
LeapFrog Enterprises Inc *	17,665	40,453
Lear Corp * †	29,948	14,974
Learning Tree International Inc *	4,500	46,350
Life Time Fitness Inc * †	21,319	426,593
LIN TV Corp ‘A’ *	14,886	25,008
Lincoln Educational Services Corp *	5,052	105,738
Lithia Motors Inc ‘A’	8,900	82,236
Live Nation Inc *	46,325	225,140
Liz Claiborne Inc	50,300	144,864
LodgeNet Interactive Corp *	10,600	36,040
Luby’s Inc *	10,900	44,254
Lululemon Athletica Inc *	21,553	280,836
Lumber Liquidators Inc *	7,500	118,200
M/I Homes Inc *	8,987	87,983
Mac-Gray Corp *	5,900	78,116
Maidenform Brands Inc *	9,590	109,997
Marcus Corp	10,657	112,112
Marine Products Corp †	5,382	20,182
Martha Stewart Living Omnimedia Inc ‘A’ *	14,328	43,844
Matthews International Corp ‘A’	16,107	501,250
McCormick & Schmick’s Seafood Restaurants Inc *	7,400	56,314
Mediacom Communications Corp ‘A’ *	22,598	115,476
Meritage Homes Corp *	16,553	312,190
Midas Inc *	7,694	80,633
Modine Manufacturing Co	17,729	85,099
Monarch Casino & Resort Inc *	4,666	34,062
Monro Muffler Brake Inc	8,805	226,376
Morgans Hotel Group Co * †	12,464	47,737
Movado Group Inc	8,527	89,875
Multimedia Games Inc *	14,000	69,440
National CineMedia Inc	22,345	307,467
National Presto Industries Inc	2,587	196,871
New York & Co Inc *	12,235	37,806
NIVS IntelliMedia Technology Group Inc *	3,000	8,880
Nobel Learning Communities Inc *	1,900	21,793
NutriSystem Inc	16,300	236,350
O’Charley’s Inc	9,186	84,970
OfficeMax Inc	40,400	253,712
Orbitz Worldwide Inc *	18,139	34,464
Orient-Express Hotels Ltd ‘A’ (Bermuda)	40,700	345,543
Outdoor Channel Holdings Inc *	8,300	48,970
Overstock.com Inc * †	8,344	99,794
Oxford Industries Inc †	6,705	78,113
P.F. Chang’s China Bistro Inc * †	12,601	403,988
Pacific Sunwear of California Inc *	34,719	117,003
Papa John’s International Inc *	11,535	285,953
Peet’s Coffee & Tea Inc *	5,806	146,311
Perry Ellis International Inc * †	4,927	35,868
PetMed Express Inc * †	12,361	185,786
Pier 1 Imports Inc *	48,897	97,305
Pinnacle Entertainment Inc * †	31,817	295,580
Playboy Enterprises Inc ‘B’ * †	11,807	29,636
Polaris Industries Inc †	16,190	520,023
Pool Corp †	25,600	423,936
Pre-Paid Legal Services Inc *	3,907	170,306
Primedia Inc †	13,916	27,971
Quiksilver Inc *	67,780	125,393
Raser Technologies Inc * †	27,144	76,003
RC2 Corp *	9,106	120,472
RCN Corp *	19,674	117,454
Reading International Inc ‘A’ *	8,500	38,675
Red Lion Hotels Corp *	6,300	30,240
Red Robin Gourmet Burgers Inc * †	8,247	154,631
Regis Corp	23,227	404,382
Rent-A-Center Inc *	35,021	624,424
Rentrak Corp *	5,000	82,150
Retail Ventures Inc *	13,487	29,402
Rex Stores Corp *	3,900	39,234
Ruby Tuesday Inc *	27,958	186,200
Ruth’s Hospitality Group Inc *	10,454	38,366
Saks Inc *	62,800	278,204
Sally Beauty Holdings Inc * †	49,808	316,779
Scholastic Corp	11,963	236,748
Sealy Corp *	22,640	44,374
Shoe Carnival Inc *	4,897	58,421
Shuffle Master Inc *	28,369	187,519
Shutterfly Inc *	10,906	152,139
Sinclair Broadcast Group Inc ‘A’	27,229	52,824
Skechers U.S.A. Inc ‘A’ *	17,560	171,561
Skyline Corp †	3,599	78,278
Smith & Wesson Holding Corp *	28,113	159,682
Sonic Automotive Inc ‘A’ †	12,517	127,173
Sonic Corp * †	32,178	322,745
Sotheby’s †	35,499	500,891
Spartan Motors Inc	17,131	194,094
Speedway Motorsports Inc	7,043	96,912
Sport Supply Group Inc	5,700	48,963
Stage Stores Inc	20,099	223,099
Stamps.com Inc *	6,754	57,274
Standard Motor Products Inc	8,300	68,641
Standard Pacific Corp *	53,313	108,225
Stanley Furniture Co Inc	5,200	56,108
Stein Mart Inc * †	13,521	119,796
Steiner Leisure Ltd * (Bahamas)	7,763	237,004
Steinway Musical Instruments Inc *	3,717	39,772
Steven Madden Ltd *	8,213	209,021
Stewart Enterprises Inc ‘A’	42,530	204,995
Stoneridge Inc *	7,582	36,394
Sturm Ruger & Co Inc	10,000	124,400
Superior Industries International Inc	12,212	172,189
Syms Corp * †	3,300	24,783
Systemax Inc *	5,345	63,659
Tempur-Pedic International Inc	39,645	518,160
Tenneco Inc *	25,045	265,477
Texas Roadhouse Inc ‘A’ * †	26,518	289,311
The Buckle Inc	13,504	429,022
The Cato Corp ‘A’	14,679	256,002
The Cheesecake Factory Inc * †	31,800	550,140
The Children’s Place Retail Stores Inc *	12,639	334,049
The Dress Barn Inc * †	23,830	340,769
The Finish Line Inc ‘A’	22,417	166,334
The Gymboree Corp *	15,503	550,046
The Men’s Wearhouse Inc †	27,574	528,869
The Pep Boys-Manny, Moe & Jack	25,837	261,987
The Princeton Review Inc * †	7,900	42,739
The Ryland Group Inc	22,800	382,128
The Steak n Shake Co * †	12,496	109,215
The Talbots Inc	12,888	69,595
The Timberland Co ‘A’ *	23,020	305,475
The Warnaco Group Inc *	24,250	785,700
The Wet Seal Inc ‘A’ * †	51,260	157,368
Ticketmaster Entertainment Inc *	19,800	127,116
Town Sports International Holdings Inc *	9,234	34,628

See Notes to Financial Statements	See explanation of symbols and terms, if any, on 61

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
Tractor Supply Co * †	19,055	$787,353
True Religion Apparel Inc *	13,455	300,046
Tuesday Morning Corp *	16,191	54,564
Tupperware Brands Corp	33,130	862,043
Tween Brands Inc *	13,170	87,976
U.S. Auto Parts Network Inc *	7,100	26,767
Ulta Salon Cosmetics & Fragrance Inc *	14,500	161,240
Under Armour Inc ‘A’ * †	17,500	391,650
Unifi Inc *	24,100	34,222
UniFirst Corp	7,444	276,693
Universal Electronics Inc *	7,195	145,123
Universal Technical Institute Inc * †	10,503	156,810
Universal Travel Group *	5,300	59,307
Vail Resorts Inc * †	15,615	418,794
Valassis Communications Inc *	25,461	155,567
Value Line Inc	400	13,148
Volcom Inc * †	9,811	122,637
West Marine Inc *	7,100	39,121
Weyco Group Inc †	3,701	85,456
Winnebago Industries Inc †	14,960	111,153
Wolverine World Wide Inc	26,094	575,634
Wonder Auto Technology Inc *	7,800	79,014
World Wrestling Entertainment Inc ‘A’ †	11,170	140,295
Youbet.com Inc *	14,900	49,170
Zale Corp *	10,882	37,434
Zumiez Inc *	10,552	84,522

		51,301,342

Consumer Staples - 3.5%

AgFeed Industries Inc * †	14,600	86,578
Alico Inc	1,849	55,507
Alliance One International Inc *	47,076	178,889
American Dairy Inc *	4,167	165,263
American Italian Pasta Co ‘A’ *	11,100	323,454
American Oriental Bioengineering Inc * †	32,700	172,983
Arden Group Inc ‘A’	582	72,808
B&G Foods Inc ‘A’	10,900	91,669
Bare Escentuals Inc *	35,100	311,337
Calavo Growers Inc	5,500	109,065
Cal-Maine Foods Inc	7,165	178,838
Casey’s General Stores Inc	26,917	691,498
Central Garden & Pet Co ‘A’ *	32,925	324,311
Chattem Inc * †	10,302	701,566
China Sky One Medical Inc * †	5,500	74,140
China-Biotics Inc *	4,500	48,510
Chiquita Brands International Inc * †	23,578	241,910
Coca-Cola Bottling Co Consolidated	2,251	124,098
Darling International Inc *	43,581	287,635
Diamond Foods Inc †	8,700	242,730
Diedrich Coffee Inc *	1,400	33,292
Elizabeth Arden Inc *	12,809	111,822
Farmer Bros. Co †	3,455	79,050
Fresh Del Monte Produce Inc * (Cayman)	21,732	353,362
Griffin Land & Nurseries Inc	1,700	53,176
Heckmann Corp *	42,300	158,625
HQ Sustainable Maritime Industries Inc *	4,500	41,175
Imperial Sugar Co	5,828	70,577
Ingles Markets Inc ‘A’	6,961	106,086
Inter Parfums Inc †	7,119	52,253
J&J Snack Foods Corp	7,484	268,676
Lancaster Colony Corp	10,168	448,104
Lance Inc	14,699	339,988
Lifeway Foods Inc * †	2,200	28,380
Mannatech Inc †	8,526	28,136
Medifast Inc *	6,900	79,074
Nash Finch Co †	6,833	184,901
National Beverage Corp *	5,152	54,869
Nu Skin Enterprises Inc ‘A’	26,203	400,906
Nutraceutical International Corp *	5,800	60,262
Oil-Dri Corp of America	2,500	37,125
Omega Protein Corp *	10,000	40,600
Orchids Paper Products Co *	2,400	49,320
Overhill Farms Inc *	8,400	44,268
Prestige Brands Holdings Inc *	17,386	106,924
PriceSmart Inc	8,467	141,822
Revlon Inc ‘A’ *	11,200	60,928
Ruddick Corp	22,782	533,782
Sanderson Farms Inc	10,774	484,830
Schiff Nutrition International Inc *	6,100	31,049
Seneca Foods Corp ‘A’ *	3,800	126,996
Smart Balance Inc *	33,200	226,092
Spartan Stores Inc	11,717	145,408
Star Scientific Inc * †	39,000	34,710
Susser Holdings Corp *	4,400	49,236
Synutra International Inc * †	9,216	101,376
The Andersons Inc †	9,680	289,819
The Boston Beer Co Inc ‘A’ * †	4,633	137,090
The Female Health Co *	10,000	48,000
The Great Atlantic & Pacific Tea Co Inc * †	17,807	75,680
The Hain Celestial Group Inc * †	21,556	336,489
The Pantry Inc *	11,940	198,204
Tootsie Roll Industries Inc †	12,778	289,933
TreeHouse Foods Inc *	16,706	480,632
United Natural Foods Inc *	22,756	597,345
Universal Corp	13,264	439,171
USANA Health Sciences Inc *	3,327	98,912
Vector Group Ltd †	19,606	280,170
Village Super Market ‘A’	3,144	93,534
WD-40 Co	8,727	253,083
Weis Markets Inc	5,868	196,695
Winn-Dixie Stores Inc *	28,867	361,992
Zapata Corp *	4,300	29,283
Zhongpin Inc *	10,400	107,744

		13,963,745

Energy - 4.4%

Allis-Chalmers Energy Inc *	15,184	35,075
Alon USA Energy Inc	3,851	39,858
Apco Argentina Inc † (Cayman)	4,680	89,996
Approach Resources Inc *	6,943	47,907
Arena Resources Inc *	20,225	644,166
Atlas America Inc	18,781	335,616
ATP Oil & Gas Corp * †	15,148	105,430
Basic Energy Services Inc *	11,361	77,596
Berry Petroleum Co ‘A’	22,666	421,361
Bill Barrett Corp *	20,312	557,767
Bolt Technology Corp *	4,600	51,704
Boots & Coots Inc *	41,300	57,407
BPZ Resources Inc * †	42,819	209,385
Brigham Exploration Co *	43,701	152,516
Bristow Group Inc * †	15,480	458,672
Bronco Drilling Co Inc *	12,747	54,557
Cal Dive International Inc *	23,740	204,876
CARBO Ceramics Inc †	10,205	349,011
Carrizo Oil & Gas Inc * †	14,789	253,631
Cheniere Energy Inc * †	28,500	83,790
Clayton Williams Energy Inc * †	3,036	57,289
Clean Energy Fuels Corp * †	15,923	137,097
Complete Production Services Inc *	30,923	196,670
Contango Oil & Gas Co *	6,327	268,834
CREDO Petroleum Corp *	4,600	49,128
Crosstex Energy Inc †	21,314	88,666
Cubic Energy Inc *	11,600	12,528
CVR Energy Inc *	12,478	91,464
Dawson Geophysical Co * †	4,110	122,683
Delek US Holdings Inc	6,434	54,560
Delta Petroleum Corp *	94,096	181,605
DHT Maritime Inc	24,323	126,723

See Notes to Financial Statements	See explanation of symbols and terms, if any, on 61

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
Dril-Quip Inc * †	15,369	$585,559
Endeavour International Corp * †	63,600	86,496
ENGlobal Corp *	8,782	43,207
Evergreen Energy Inc * †	63,615	62,343
FX Energy Inc *	21,272	80,621
General Maritime Corp	25,850	255,656
Geokinetics Inc *	3,107	42,410
Georesources Inc * †	3,900	39,780
Global Industries Ltd *	52,800	298,848
GMX Resources Inc * †	12,968	137,979
Golar LNG Ltd (Bermuda)	18,391	157,243
Goodrich Petroleum Corp * †	12,976	319,080
Gran Tierra Energy Inc * †	107,800	371,910
Green Plains Renewable Energy Inc *	4,900	32,095
Gulf Island Fabrication Inc	6,500	102,895
GulfMark Offshore Inc *	12,033	332,111
Gulfport Energy Corp *	13,851	94,879
Harvest Natural Resources Inc *	17,796	78,480
Hercules Offshore Inc *	46,500	184,605
Hornbeck Offshore Services Inc *	12,189	260,723
International Coal Group Inc *	46,779	133,788
ION Geophysical Corp *	47,357	121,707
Isramco Inc *	500	53,265
James River Coal Co *	14,600	220,898
Key Energy Services Inc *	65,500	377,280
Knightsbridge Tankers Ltd (Bermuda)	9,072	123,742
Lufkin Industries Inc	7,918	332,952
Matrix Service Co *	13,837	158,849
McMoRan Exploration Co * †	32,998	196,668
NATCO Group Inc ‘A’ *	10,758	354,153
Natural Gas Services Group Inc *	6,400	85,120
Newpark Resources Inc *	49,619	141,414
Nordic American Tanker Shipping Ltd † (Bermuda)	22,376	712,004
Northern Oil & Gas Inc *	14,900	94,913
Oilsands Quest Inc * †	92,781	89,070
OYO Geospace Corp * †	2,115	54,271
Panhandle Oil & Gas Inc ‘A’	3,900	76,557
Parallel Petroleum Corp * †	22,462	43,576
Parker Drilling Co * †	61,363	266,315
Patriot Coal Corp *	33,800	215,644
Penn Virginia Corp	24,010	393,044
Petroleum Development Corp *	7,837	122,962
PetroQuest Energy Inc * †	22,602	83,401
PHI Inc *	7,582	129,955
Pioneer Drilling Co *	21,858	104,700
PrimeEnergy Corp *	300	10,743
Rex Energy Corp *	13,029	74,265
Rosetta Resources Inc *	27,644	241,885
RPC Inc †	16,324	136,305
Ship Finance International Ltd (Bermuda)	23,058	254,330
Stone Energy Corp *	18,141	134,606
Sulphco Inc * †	23,796	21,892
Superior Well Services Inc * †	7,341	43,679
Swift Energy Co * †	16,536	275,324
Syntroleum Corp *	33,300	73,593
T-3 Energy Services Inc *	6,563	78,165
Teekay Tankers Ltd ‘A’	4,925	45,753
TETRA Technologies Inc *	39,900	317,604
TGC Industries Inc *	8,400	40,908
Toreador Resources Corp †	10,753	72,045
Union Drilling Inc *	5,672	37,549
Uranerz Energy Corp *	27,700	52,076
Uranium Energy Corp *	24,500	71,050
USEC Inc * †	59,517	316,630
Vaalco Energy Inc *	30,722	129,954
Vantage Drilling Co * (Cayman)	19,300	33,775
Venoco Inc *	9,505	72,903
W&T Offshore Inc	17,900	174,346
Warren Resources Inc *	31,048	76,068
Western Refining Inc *	16,700	117,902
Westmoreland Coal Co *	5,600	45,360
Willbros Group Inc *	20,899	261,446
World Fuel Services Corp †	15,638	644,755
Zion Oil & Gas Inc *	6,300	66,906

		17,792,553

Financials - 19.2%

1st Source Corp	7,876	136,018
Abington Bancorp Inc	11,582	92,193
Acadia Realty Trust REIT	21,008	274,154
Advance America Cash Advance Centers Inc	23,067	102,187
Agree Realty Corp REIT	3,776	69,214
Alexander’s Inc REIT	1,129	304,378
Alliance Financial Corp	2,100	59,556
Allied Capital Corp	94,600	329,208
Ambac Financial Group Inc	152,100	139,932
American Campus Communities Inc REIT †	27,616	612,523
American Capital Agency Corp REIT †	5,300	121,741
American Capital Ltd	114,000	365,940
American Equity Investment Life Holding Co	28,159	157,127
American National Bankshares Inc	3,800	73,264
American Physicians Capital Inc	3,867	151,432
American Physicians Service Group Inc	3,400	77,146
American Realty Investors Inc *	1,000	10,200
American Safety Insurance Holdings Ltd * (Bermuda)	4,600	62,606
Ameris Bancorp †	6,844	43,254
Amerisafe Inc *	9,942	154,697
Ames National Corp	3,400	82,994
Ampal American Israel Corp ‘A’ *	10,379	25,325
AmTrust Financial Services Inc	11,833	134,896
Anthracite Capital Inc REIT †	33,593	20,828
Anworth Mortgage Asset Corp REIT	53,877	388,453
Apollo Investment Corp †	75,297	451,782
Ares Capital Corp	51,426	414,493
Argo Group International Holdings Ltd * (Bermuda)	16,353	461,482
Arrow Financial Corp	4,900	132,300
Ashford Hospitality Trust Inc REIT †	38,538	108,292
Asset Acceptance Capital Corp * †	7,852	60,382
Associated Estates Realty Corp REIT	7,942	47,334
Assured Guaranty Ltd † (Bermuda)	32,240	399,131
Astoria Financial Corp	45,300	388,674
Auburn National Bancorporation Inc	1,600	45,600
Avatar Holdings Inc *	3,235	58,780
Baldwin & Lyons Inc ‘B’	4,370	86,089
BancFirst Corp	3,291	113,803
Banco Latinoamericano de Exportaciones SA ‘E’ (Panama)	14,557	180,943
Bancorp Rhode Island Inc	1,800	35,478
Bank Mutual Corp	24,864	216,814
Bank of Kentucky Financial Corp	1,500	42,000
Bank of Marin Bancorp	2,700	72,765
Bank of the Ozarks Inc †	6,769	146,413
BankFinancial Corp	11,081	98,178
Banner Corp	8,142	31,102
Bar Harbor Bankshares	1,500	46,275
Beneficial Mutual Bancorp Inc *	17,694	169,862
Berkshire Hills Bancorp Inc	7,285	151,382
BGC Partners Inc ‘A’	24,388	92,430
BioMed Realty Trust Inc REIT	51,891	530,845
BlackRock Kelso Capital Corp	6,317	39,355
Boston Private Financial Holdings Inc	35,802	160,393
Bridge Bancorp Inc	3,700	100,714
Broadpoint Gleacher Securities Inc * †	20,600	114,948
Brookline Bancorp Inc	31,273	291,464
Brooklyn Federal Bancorp Inc	2,400	27,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on 61

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
Bryn Mawr Bank Corp	3,500	$66,045
Calamos Asset Management Inc ‘A’	10,411	146,899
California First National Bancorp	600	6,840
Camden National Corp	4,000	136,120
Cape Bancorp Inc *	5,900	50,917
Capital City Bank Group Inc †	6,212	104,672
Capital Southwest Corp	1,560	112,866
CapLease Inc REIT †	24,017	66,287
Capstead Mortgage Corp REIT	33,600	427,056
Cardinal Financial Corp	15,000	117,450
Cardtronics Inc * †	6,054	23,066
Care Investment Trust Inc REIT	6,600	34,320
Cash America International Inc	15,634	365,679
Cathay General Bancorp	26,253	249,666
CBL & Associates Properties Inc REIT	37,700	203,203
Cedar Shopping Centers Inc REIT †	22,367	101,099
Center Bancorp Inc	7,000	57,050
CenterState Banks of Florida Inc	4,600	34,132
Central Pacific Financial Corp	15,152	56,820
Century Bancorp Inc ‘A’	2,400	44,256
Chemical Financial Corp †	11,029	219,587
Cheviot Financial Corp	1,100	8,800
Chicopee Bancorp Inc *	3,200	41,504
China Housing & Land Development Inc *	12,900	74,304
Citizens & Northern Corp	4,800	98,736
Citizens Holding Co	2,000	62,400
Citizens Inc *	16,892	102,703
Citizens Republic Bancorp Inc *	66,838	47,455
City Holding Co	8,500	258,060
Clifton Savings Bancorp Inc	5,029	54,112
CNA Surety Corp *	8,683	117,134
CNB Financial Corp	4,400	62,348
CoBiz Financial Inc	9,913	63,542
Cogdell Spencer Inc REIT	14,600	62,634
Cohen & Steers Inc	9,070	135,596
Colonial Properties Trust REIT	25,800	190,920
Columbia Banking System Inc	9,678	99,006
Community Bank System Inc	17,336	252,412
Community Trust Bancorp Inc	8,006	214,160
Compass Diversified Holdings	12,658	102,403
CompuCredit Corp * †	8,893	20,454
Conseco Inc *	97,800	231,786
Consolidated-Tomoka Land Co †	3,032	106,362
Cousins Properties Inc REIT †	20,179	171,522
Crawford & Co ‘B’ * †	10,928	52,454
Credit Acceptance Corp * †	3,126	68,303
CVB Financial Corp	35,321	210,866
Danvers Bancorp Inc	9,200	123,740
DCT Industrial Trust Inc REIT	93,193	380,227
Delphi Financial Group Inc ‘A’	22,778	442,576
Developers Diversified Realty Corp REIT	72,800	355,264
Diamond Hill Investment Group Inc *	1,200	48,216
DiamondRock Hospitality Co REIT	57,193	358,028
Dime Community Bancshares Inc	13,631	124,178
Dollar Financial Corp *	12,734	175,602
Donegal Group Inc ‘A’	6,215	94,530
Doral Financial Corp *	2,900	7,250
Duff & Phelps Corp ‘A’	8,538	151,806
DuPont Fabros Technology Inc REIT	14,050	132,351
Dynex Capital Inc REIT	5,600	45,920
E*TRADE FINANCIAL Corp *	255,700	327,296
Eagle Bancorp Inc *	6,300	55,251
East West Bancorp Inc †	33,900	220,011
Eastern Insurance Holdings Inc	3,800	35,758
EastGroup Properties Inc REIT	13,382	441,874
Education Realty Trust Inc REIT †	15,349	65,847
eHealth Inc *	13,146	232,158
EMC Insurance Group Inc	2,663	55,417
Employers Holdings Inc	24,752	335,390
Encore Capital Group Inc *	7,246	96,009
Enstar Group Ltd * (Bermuda)	3,692	217,274
Enterprise Bancorp Inc	2,400	28,320
Enterprise Financial Services Corp †	5,685	51,677
Entertainment Properties Trust REIT †	18,506	381,224
Epoch Holding Corp	5,361	46,319
Equity Lifestyle Properties Inc REIT	11,128	413,739
Equity One Inc REIT †	16,868	223,670
ESB Financial Corp	4,700	61,664
ESSA Bancorp Inc	8,100	110,727
Evercore Partners Inc ‘A’	5,327	104,622
Extra Space Storage Inc REIT	45,723	381,787
Ezcorp Inc ‘A’ *	24,000	258,720
F.N.B. Corp	47,581	294,526
Farmers Capital Bank Corp	3,700	93,129
FBL Financial Group Inc ‘A’	6,980	57,655
FBR Capital Markets Corp *	7,839	36,843
FCStone Group Inc *	14,718	58,136
FelCor Lodging Trust Inc REIT	34,603	85,123
Fifth Street Finance Corp	10,200	102,408
Financial Federal Corp †	13,664	280,795
Financial Institutions Inc	5,700	77,862
First Acceptance Corp *	8,667	18,461
First BanCorp — Puerto Rico	42,452	167,685
First BanCorp — Troy NC	7,424	116,408
First Bancorp Inc	4,600	89,562
First Busey Corp †	13,415	98,600
First California Financial Group Inc *	3,900	24,063
First Cash Financial Services Inc *	12,165	213,131
First Commonwealth Financial Corp	45,063	285,699
First Community Bancshares Inc	5,051	64,855
First Defiance Financial Corp	4,100	53,300
First Financial Bancorp	19,831	149,129
First Financial Bankshares Inc †	11,047	556,327
First Financial Corp	6,273	198,101
First Financial Holdings Inc	6,221	58,477
First Financial Northwest Inc	9,700	75,854
First Financial Service Corp	2,600	45,266
First Industrial Realty Trust Inc REIT †	20,884	90,845
First Merchants Corp	11,196	89,904
First Mercury Financial Corp	7,284	100,301
First Midwest Bancorp Inc	25,804	188,627
First Potomac Realty Trust REIT	14,520	141,570
First South Bancorp Inc †	4,264	49,462
FirstMerit Corp	43,383	736,643
Flagstar Bancorp Inc *	36,222	24,631
Flagstone Reinsurance Holdings Ltd (Bermuda)	21,744	223,963
Flushing Financial Corp	11,631	108,750
Forestar Group Inc *	19,400	230,472
Fox Chase Bancorp Inc *	2,900	27,811
FPIC Insurance Group Inc *	3,979	121,837
Franklin Street Properties Corp REIT	31,329	415,109
GAMCO Investors Inc ‘A’	3,732	181,002
German American Bancorp Inc	5,700	82,137
Getty Realty Corp REIT	9,292	175,340
GFI Group Inc	34,384	231,748
Glacier Bancorp Inc †	32,624	481,856
Gladstone Capital Corp †	11,187	84,238
Gladstone Commercial Corp REIT	5,100	66,096
Gladstone Investment Corp	11,900	57,477
Glimcher Realty Trust REIT †	18,036	52,304
Gramercy Capital Corp REIT * †	23,152	37,275
Great Southern Bancorp Inc	5,200	106,860
Greenlight Capital Re Ltd ‘A’ * (Cayman)	14,900	257,919
Guaranty Bancorp *	28,143	53,753
Hallmark Financial Services Inc *	6,154	44,001
Hampton Roads Bankshares Inc	9,400	77,550
Hancock Holding Co	12,624	410,154

See Notes to Financial Statements	See explanation of symbols and terms, if any, on 61

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
Harleysville Group Inc	7,178	$202,563
Harleysville National Corp	22,856	107,423
Harris & Harris Group Inc * †	13,700	79,871
Hatteras Financial Corp REIT	19,200	548,928
Healthcare Realty Trust Inc REIT	31,398	528,428
Heartland Financial USA Inc †	6,766	96,618
Hercules Technology Growth Capital Inc †	17,751	148,398
Heritage Financial Corp	3,700	42,772
Heritage Financial Group	700	5,999
Hersha Hospitality Trust REIT	22,915	56,829
Highwoods Properties Inc REIT †	37,477	838,360
Hilltop Holdings Inc *	20,631	244,890
Home Bancorp Inc *	5,500	65,670
Home BancShares Inc	7,373	140,382
Home Federal Bancorp Inc	9,000	91,710
Home Properties Inc REIT †	17,406	593,545
Horace Mann Educators Corp	20,744	206,818
IBERIABANK Corp	8,453	333,133
Independence Holding Co	3,241	20,613
Independent Bank Corp	10,983	216,365
Infinity Property & Casualty Corp	7,291	265,830
Inland Real Estate Corp REIT †	36,599	256,193
International Assets Holding Corp *	2,500	37,175
International Bancshares Corp	27,579	284,339
Investors Bancorp Inc *	24,488	224,310
Investors Real Estate Trust REIT	31,377	278,941
IPC Holdings Ltd (Bermuda)	30,186	825,285
iStar Financial Inc REIT	52,700	149,668
JMP Group Inc	8,800	67,672
Kansas City Life Insurance Co	2,285	61,489
KBW Inc * †	18,466	531,082
Kearny Financial Corp	9,782	111,906
Kentucky First Federal Bancorp	1,300	15,795
K-Fed Bancorp	1,800	16,524
Kilroy Realty Corp REIT	19,100	392,314
Kite Realty Group Trust REIT	20,997	61,311
Knight Capital Group Inc ‘A’ *	49,209	839,013
Kohlberg Capital Corp	9,447	59,705
LaBranche & Co Inc *	29,277	125,891
Lakeland Bancorp Inc	10,387	93,379
Lakeland Financial Corp	6,352	120,688
LaSalle Hotel Properties REIT	27,872	343,940
Legacy Bancorp Inc	4,800	53,280
Lexington Realty Trust REIT	44,592	151,613
Life Partners Holdings Inc	3,900	55,302
LTC Properties Inc REIT	12,236	250,226
Maiden Holdings Ltd (Bermuda)	26,400	173,184
Main Street Capital Corp	3,700	50,653
MainSource Financial Group Inc	10,906	80,922
MarketAxess Holdings Inc *	17,125	163,201
Max Capital Group Ltd (Bermuda)	24,478	451,864
MB Financial Inc	18,765	191,215
MCG Capital Corp *	38,632	93,876
Meadowbrook Insurance Group Inc	31,076	202,926
Medallion Financial Corp	8,000	61,200
Medical Properties Trust Inc REIT †	42,495	257,945
Mercer Insurance Group Inc	2,800	44,520
Merchants Bancshares Inc	2,400	53,256
Meridian Interstate Bancorp Inc *	5,200	38,740
Metro Bancorp Inc *	2,600	50,076
MF Global Ltd * (Bermuda)	51,300	304,209
MFA Financial Inc REIT	117,994	816,518
MGIC Investment Corp	66,200	291,280
Mid-America Apartment Communities Inc REIT †	14,955	548,998
MidSouth Bancorp Inc	2,900	48,720
Mission West Properties Inc REIT	8,275	56,518
Monmouth Real Estate Investment Corp ‘A’ REIT	10,700	62,702
Montpelier Re Holdings Ltd (Bermuda)	45,740	607,885
MVC Capital Inc	11,646	98,525
Nara Bancorp Inc	12,174	63,061
NASB Financial Inc	1,835	52,481
National Bankshares Inc	4,100	98,400
National Financial Partners Corp	21,420	156,794
National Health Investors Inc REIT	13,744	367,102
National Interstate Corp	3,320	50,398
National Penn Bancshares Inc †	44,441	204,873
National Retail Properties Inc REIT †	42,292	733,766
National Western Life Insurance Co ‘A’	1,253	146,288
NBT Bancorp Inc	18,136	393,732
Nelnet Inc ‘A’ *	10,181	138,360
NewAlliance Bancshares Inc	56,598	650,877
NewStar Financial Inc *	12,014	22,947
NGP Capital Resources Co	11,481	67,393
Northeast Community Bancorp Inc	4,200	34,062
Northfield Bancorp Inc	10,242	119,012
Northrim BanCorp Inc	3,900	54,288
NorthStar Realty Finance Corp REIT	31,359	88,746
Northwest Bancorp Inc	9,305	175,492
Norwood Financial Corp	900	28,224
NYMAGIC Inc	2,589	35,935
OceanFirst Financial Corp	5,400	64,638
Ocwen Financial Corp *	19,719	255,755
Ohio Valley Banc Corp	2,100	61,614
Old National Bancorp †	35,173	345,399
Old Point Financial Corp	1,600	29,600
Old Second Bancorp Inc †	7,348	43,353
Omega Healthcare Investors Inc REIT †	43,690	678,069
Oppenheimer Holdings Inc ‘A’	5,000	105,850
optionsXpress Holdings Inc	22,407	347,981
Oriental Financial Group Inc	12,828	124,432
Oritani Financial Corp *	4,840	66,356
Orrstown Financial Services Inc	3,000	111,720
Pacific Capital Bancorp	24,621	52,689
Pacific Continental Corp	6,300	76,419
PacWest Bancorp	12,691	167,013
Park National Corp	5,811	328,205
Parkway Properties Inc REIT	11,450	148,850
Peapack-Gladstone Financial Corp	4,500	86,805
PennantPark Investment Corp	10,662	75,700
Penns Woods Bancorp Inc	1,900	55,366
Pennsylvania REIT †	18,985	94,925
Penson Worldwide Inc * †	10,095	90,350
Peoples Bancorp Inc	5,496	93,707
Peoples Financial Corp	1,800	34,200
PHH Corp *	28,848	524,457
PICO Holdings Inc *	9,985	286,569
Pinnacle Financial Partners Inc *	12,721	169,444
Piper Jaffray Cos *	10,475	457,443
Platinum Underwriters Holdings Ltd (Bermuda)	27,097	774,703
PMA Capital Corp ‘A’ *	17,439	79,347
Porter Bancorp Inc	2,000	30,300
Portfolio Recovery Associates Inc *	8,150	315,649
Post Properties Inc REIT †	23,486	315,652
Potlatch Corp REIT	21,024	510,673
PremierWest Bancorp †	11,710	39,697
Presidential Life Corp	10,980	83,119
Primus Guaranty Ltd * † (Bermuda)	13,797	32,561
PrivateBancorp Inc	18,479	410,973
ProAssurance Corp *	17,501	808,721
Prospect Capital Corp	22,658	208,454
Prosperity Bancshares Inc †	24,422	728,508
Provident Financial Services Inc	31,705	288,515
Provident New York Bancorp	17,483	141,962
Prudential Bancorp Inc of Pennsylvania	3,000	35,430
PS Business Parks Inc REIT	7,962	385,679
Pzena Investment Management Inc ‘A’	3,421	25,931

See Notes to Financial Statements	See explanation of symbols and terms, if any, on 61

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
QC Holdings Inc	2,900	$14,906
Radian Group Inc	43,300	117,776
RAIT Financial Trust REIT †	35,075	48,053
Ramco-Gershenson Properties Trust REIT	8,332	83,403
Redwood Trust Inc REIT	41,048	605,868
Renasant Corp	11,165	167,698
Republic Bancorp Inc ‘A’	4,962	112,092
Republic First Bancorp Inc *	4,700	36,660
Resource America Inc ‘A’	6,675	35,911
Resource Capital Corp REIT	11,097	35,510
Rewards Network Inc *	9,700	36,666
Riskmetrics Group Inc *	11,408	201,465
RLI Corp	9,890	443,072
Rockville Financial Inc	4,459	48,826
Roma Financial Corp	4,505	57,394
S&T Bancorp Inc	12,423	151,064
S.Y. Bancorp Inc	5,779	139,678
Safeguard Scientifics Inc *	61,132	80,694
Safety Insurance Group Inc	6,823	208,511
Sanders Morris Harris Group Inc	9,635	52,992
Sandy Spring Bancorp Inc †	8,872	130,418
Santander BanCorp *	2,249	15,653
Saul Centers Inc REIT	3,198	94,565
SCBT Financial Corp	6,112	144,793
SeaBright Insurance Holdings Inc *	11,069	112,129
Selective Insurance Group Inc	27,941	356,807
Shore Bancshares Inc	4,500	80,730
Sierra Bancorp †	3,789	47,855
Signature Bank *	18,721	507,713
Simmons First National Corp ‘A’	7,447	198,984
Smithtown Bancorp Inc	7,800	99,762
Southside Bancshares Inc	6,675	152,657
Southwest Bancorp Inc	7,430	72,517
Sovran Self Storage Inc REIT	12,009	295,421
State Auto Financial Corp	7,403	129,552
State Bancorp Inc	7,500	56,700
StellarOne Corp	12,000	155,400
Sterling Bancorp	9,575	79,951
Sterling Bancshares Inc	43,671	276,437
Sterling Financial Corp	28,298	82,347
Stewart Information Services Corp	9,123	130,003
Stifel Financial Corp * †	14,505	697,545
Strategic Hotels & Resorts Inc REIT	38,741	43,002
Suffolk Bancorp	5,053	129,559
Sun Bancorp Inc *	7,372	38,187
Sun Communities Inc REIT	8,712	120,051
Sunstone Hotel Investors Inc REIT	39,828	213,080
Susquehanna Bancshares Inc †	45,561	222,793
SVB Financial Group * †	17,448	474,934
SWS Group Inc	12,750	178,118
Tanger Factory Outlet Centers Inc REIT †	19,448	630,699
Tejon Ranch Co * †	5,671	150,225
Teton Advisors Inc * + Ж	62	194
Texas Capital Bancshares Inc *	18,817	291,099
The Bancorp Inc *	5,400	32,400
The Colonial BancGroup Inc †	107,279	66,513
The First Marblehead Corp *	33,400	67,468
The First of Long Island Corp	2,800	64,792
The Navigators Group Inc *	6,632	294,660
The Phoenix Cos Inc *	62,530	104,425
The PMI Group Inc †	38,300	75,834
The South Financial Group Inc	45,638	54,309
Thomas Weisel Partners Group Inc *	10,764	64,799
TICC Capital Corp	16,000	70,560
Tompkins Financial Corp	4,372	209,637
Tower Bancorp Inc	1,700	59,755
Tower Group Inc	21,393	530,118
TowneBank	11,100	155,400
TradeStation Group Inc *	17,662	149,420
Transcontinental Realty Investors Inc *	1,400	16,898
Tree.com Inc *	3,000	28,800
Triangle Capital Corp	3,900	42,588
Trico Bancshares	7,193	111,491
Trustco Bank Corp NY	40,333	238,368
Trustmark Corp	30,405	587,425
U.S. Global Investors Inc ‘A’	6,560	60,746
UCBH Holdings Inc †	62,548	78,810
UMB Financial Corp	17,084	649,363
UMH Properties Inc REIT	4,200	33,474
Umpqua Holdings Corp †	31,922	247,715
Union Bankshares Corp †	6,848	102,514
United America Indemnity Ltd ‘A’ * (Cayman)	19,796	94,823
United Bankshares Inc	20,260	395,880
United Community Banks Inc * †	23,080	138,249
United Financial Bancorp Inc	8,700	120,234
United Fire & Casualty Co	11,735	201,255
United Security Bancshares Inc	3,000	65,700
Universal Health Realty Income Trust REIT	5,851	184,423
Universal Insurance Holdings Inc	6,400	32,128
Univest Corp of Pennsylvania	6,757	136,897
Urstadt Biddle Properties Inc ‘A’ REIT	10,845	152,698
U-Store-It Trust REIT	26,365	129,188
ViewPoint Financial Group	5,453	83,049
Virtus Investment Partners Inc *	3,182	46,729
Walter Investment Management Corp REIT *	9,500	126,160
Washington Banking Co	6,100	57,462
Washington REIT	30,807	689,153
Washington Trust Bancorp Inc	7,558	134,759
Waterstone Financial Inc *	3,824	11,357
Webster Financial Corp	28,000	225,400
WesBanco Inc	11,837	172,110
West Bancorp Inc	9,000	45,000
Westamerica Bancorp †	15,416	764,788
Western Alliance Bancorp *	24,302	166,226
Westfield Financial Inc	17,606	159,510
Westwood Holdings Group Inc	2,900	121,249
Wilber Corp	4,000	44,400
Wilshire Bancorp Inc	9,940	57,155
Winthrop Realty Trust REIT	5,589	49,910
Wintrust Financial Corp	12,686	203,991
World Acceptance Corp *	8,586	170,947
WSFS Financial Corp	3,325	90,806
Yadkin Valley Financial Corp	8,500	58,735
Zenith National Insurance Corp	19,771	429,821

		77,387,973

Health Care - 14.9%

Abaxis Inc * †	11,620	238,675
ABIOMED Inc *	16,325	143,986
Accelrys Inc *	14,400	85,104
Accuray Inc *	21,042	140,350
Acorda Therapeutics Inc *	20,098	566,563
Acura Pharmaceuticals Inc * †	4,400	26,312
Adolor Corp * †	24,400	42,944
Affymax Inc *	6,786	125,066
Affymetrix Inc *	37,494	222,339
Air Methods Corp *	5,753	157,402
Akorn Inc * †	28,242	33,890
Albany Molecular Research Inc *	13,023	109,263
Align Technology Inc * † ‡	30,860	327,116
Alkermes Inc * †	50,083	541,898
Alliance HealthCare Services Inc *	13,188	96,668
Allied Healthcare International Inc *	22,300	48,391
Allion Healthcare Inc *	10,000	59,500
Allos Therapeutics Inc *	33,029	273,810
Almost Family Inc * †	3,800	99,218
Alnylam Pharmaceuticals Inc *	19,055	424,355
Alphatec Holdings Inc *	14,300	47,476

See Notes to Financial Statements	See explanation of symbols and terms, if any, on 61

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
AMAG Pharmaceuticals Inc *	8,990	$491,483
Amedisys Inc * †	14,480	478,130
America Service Group Inc *	4,200	67,494
American Caresource Holdings Inc *	4,700	17,578
American Dental Partners Inc *	6,500	58,955
American Medical Systems Holdings Inc *	39,064	617,211
AMERIGROUP Corp *	28,066	753,572
AMICAS Inc *	17,500	48,650
Amicus Therapeutics Inc * †	8,966	102,661
AMN Healthcare Services Inc *	17,295	110,342
AmSurg Corp *	16,272	348,872
Analogic Corp	6,791	250,927
AngioDynamics Inc *	12,966	172,059
Ardea Biosciences Inc *	7,100	111,754
Arena Pharmaceuticals Inc * †	42,323	211,192
ARIAD Pharmaceuticals Inc *	45,930	73,029
ArQule Inc *	21,773	133,686
Array BioPharma Inc *	25,811	81,046
ARYx Therapeutics Inc *	11,600	47,908
Aspect Medical Systems Inc *	10,500	62,055
Assisted Living Concepts Inc ‘A’ *	5,171	75,238
athenahealth Inc * †	17,755	657,112
Atrion Corp	800	107,272
ATS Medical Inc *	24,300	79,947
Auxilium Pharmaceuticals Inc * †	22,638	710,380
AVANIR Pharmaceuticals ‘A’ *	32,100	71,262
AVI BioPharma Inc *	40,600	64,148
BioCryst Pharmaceuticals Inc *	11,300	45,539
Biodel Inc * †	8,921	46,032
BioDelivery Sciences International Inc *	5,000	33,350
BioMimetic Therapeutics Inc *	6,721	62,106
Bio-Reference Labs Inc * †	6,292	198,890
BioScrip Inc *	22,300	132,016
BioSpecifics Technologies Corp *	1,700	40,511
BMP Sunstone Corp * †	18,966	89,899
Bovie Medical Corp *	9,000	78,390
Bruker Corp *	25,929	240,102
Cadence Pharmaceuticals Inc * †	13,120	131,069
Cambrex Corp *	14,507	59,769
Cantel Medical Corp *	6,408	104,002
Capital Senior Living Corp *	11,717	53,312
Caraco Pharmaceutical Laboratories Ltd *	5,346	16,412
Cardiac Science Corp *	10,000	40,200
CardioNet Inc *	12,600	205,632
Cardiovascular Systems Inc *	4,900	37,779
Cardium Therapeutics Inc *	24,400	45,140
Catalyst Health Solutions Inc *	19,460	485,332
Celera Corp *	43,347	330,738
Cell Therapeutics Inc *	244,600	420,712
Celldex Therapeutics Inc *	4,900	38,318
Centene Corp *	22,773	455,004
Cepheid Inc * †	30,661	288,827
Chelsea Therapeutics International Inc *	14,000	58,940
Chemed Corp	11,968	472,497
Chindex International Inc *	7,100	87,827
Clarient Inc *	15,000	55,800
Clinical Data Inc *	6,200	68,324
Computer Programs & Systems Inc †	5,157	197,565
Conceptus Inc * †	16,184	273,510
CONMED Corp *	15,411	239,179
Continucare Corp *	18,400	42,872
Cornerstone Therapeutics Inc *	3,100	34,038
Corvel Corp *	4,306	98,048
Cougar Biotechnology Inc *	8,000	343,680
Cross Country Healthcare Inc *	16,648	114,372
CryoLife Inc *	14,931	82,718
Cubist Pharmaceuticals Inc *	30,488	558,845
Curis Inc *	31,400	49,926
Cutera Inc *	7,000	60,340
Cyberonics Inc *	14,472	240,669
Cynosure Inc ‘A’ *	4,483	34,295
Cypress Bioscience Inc *	20,178	190,077
Cytokinetics Inc *	19,552	55,332
Cytori Therapeutics Inc * †	14,000	50,540
Delcath Systems Inc *	11,900	42,602
Depomed Inc *	27,000	87,750
DexCom Inc * †	24,300	150,417
Dionex Corp *	9,359	571,180
Discovery Laboratories Inc * †	63,349	65,249
DURECT Corp *	42,990	102,316
Dyax Corp *	31,000	66,340
Eclipsys Corp *	29,733	528,653
Electro-Optical Sciences Inc *	9,000	70,110
Emergency Medical Services Corp ‘A’ *	5,265	193,857
Emergent BioSolutions Inc *	8,494	121,719
Emeritus Corp *	10,565	139,564
Endologix Inc *	22,300	74,482
EnteroMedics Inc *	10,000	33,300
Enzo Biochem Inc *	17,033	75,456
Enzon Pharmaceuticals Inc *	24,004	188,911
eResearchTechnology Inc *	22,591	140,290
ev3 Inc * †	37,558	402,622
Exactech Inc *	4,400	63,800
Exelixis Inc *	56,291	274,137
Facet Biotech Corp *	12,980	120,584
Genomic Health Inc *	7,205	124,863
Genoptix Inc *	8,939	285,959
Gentiva Health Services Inc *	15,364	252,891
Geron Corp * †	47,223	362,200
Greatbatch Inc * †	12,254	277,063
GTx Inc *	9,843	90,851
Haemonetics Corp *	13,616	776,112
Halozyme Therapeutics Inc *	33,231	231,620
Hanger Orthopedic Group Inc *	13,100	178,029
Hansen Medical Inc *	11,760	58,094
Harvard Bioscience Inc *	12,100	47,795
Health Grades Inc *	12,500	48,875
HealthSouth Corp *	46,789	675,633
Healthspring Inc *	25,931	281,611
Healthways Inc *	17,883	240,526
HeartWare International Inc *	2,400	66,984
Hemispherx Biopharma Inc *	58,500	148,590
Hi-Tech Pharmacal Co Inc *	3,900	34,710
HMS Holdings Corp *	13,674	556,805
Home Diagnostics Inc *	7,300	44,822
Human Genome Sciences Inc * †	71,878	205,571
ICU Medical Inc *	6,726	276,775
Idenix Pharmaceuticals Inc *	13,865	51,023
Idera Pharmaceuticals Inc *	11,600	67,976
I-Flow Corp *	11,223	77,888
Immucor Inc *	37,334	513,716
ImmunoGen Inc *	27,100	233,331
Immunomedics Inc * †	32,584	82,763
Impax Laboratories Inc *	32,100	236,256
Incyte Corp Ltd *	37,787	124,319
Infinity Pharmaceuticals Inc *	8,900	51,976
Insmed Inc *	65,900	65,900
Inspire Pharmaceuticals Inc *	22,400	124,544
Insulet Corp * †	13,821	106,422
Integra LifeSciences Holdings Corp * †	9,935	263,377
InterMune Inc * †	20,192	306,918
Invacare Corp	15,063	265,862
inVentiv Health Inc *	17,766	240,374
IPC The Hospitalist Co Inc *	8,532	227,719
IRIS International Inc *	9,500	112,100
Isis Pharmaceuticals Inc * †	49,377	814,720
ISTA Pharmaceuticals Inc *	16,900	70,980
Javelin Pharmaceuticals Inc * †	25,108	30,883

See Notes to Financial Statements	See explanation of symbols and terms, if any, on 61

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
Kendle International Inc * †	7,712	$94,395
Kensey Nash Corp *	4,318	113,175
Kindred Healthcare Inc *	20,632	255,218
KV Pharmaceutical Co ‘A’ * †	16,441	52,776
Landauer Inc	4,915	301,486
Lannett Co Inc *	4,800	32,880
LCA-Vision Inc *	7,900	33,338
Lexicon Pharmaceuticals Inc *	43,200	53,568
LHC Group Inc *	8,041	178,591
Life Sciences Research Inc *	4,700	33,699
Ligand Pharmaceuticals Inc ‘B’ *	59,868	171,222
Luminex Corp * †	21,979	407,491
Magellan Health Services Inc *	18,660	612,421
MAKO Surgical Corp *	7,900	71,258
MannKind Corp * †	27,873	231,625
MAP Pharmaceuticals Inc *	3,551	43,393
Martek Biosciences Corp †	17,544	371,056
Masimo Corp * †	26,830	646,871
Matrixx Initiatives Inc *	4,400	24,596
Maxygen Inc *	12,819	86,144
Medarex Inc * †	68,109	568,710
MedAssets Inc *	20,876	406,038
MedCath Corp *	7,871	92,563
Medical Action Industries Inc *	7,038	80,585
Medicis Pharmaceutical Corp ‘A’	31,146	508,303
Medivation Inc *	15,246	341,663
MedQuist Inc	4,200	25,536
Merge Healthcare Inc *	13,000	55,900
Meridian Bioscience Inc	21,475	484,905
Merit Medical Systems Inc *	14,746	240,360
Metabolix Inc * †	10,309	84,740
Metropolitan Health Networks Inc *	19,800	39,798
Micromet Inc *	22,100	110,058
Micrus Endovascular Corp *	8,297	75,005
MiddleBrook Pharmaceuticals Inc * †	20,800	28,080
Molecular Insight Pharmaceuticals Inc * †	9,200	47,564
Molina Healthcare Inc * †	7,007	167,607
Momenta Pharmaceuticals Inc * †	18,660	224,480
MWI Veterinary Supply Inc *	5,669	197,621
Myriad Pharmaceuticals Inc *	12,816	59,597
Nabi Biopharmaceuticals *	27,813	67,307
Nanosphere Inc *	5,542	27,211
National Healthcare Corp	4,082	154,871
National Research Corp	700	17,080
Natus Medical Inc *	14,783	170,596
Nektar Therapeutics *	49,031	317,721
Neogen Corp *	7,000	202,860
Neurocrine Biosciences Inc *	21,288	68,760
NeurogesX Inc *	6,500	36,660
Nighthawk Radiology Holdings Inc *	11,113	41,118
NovaMed Inc *	9,700	38,315
Novavax Inc * †	31,200	102,336
Noven Pharmaceuticals Inc * †	13,241	189,346
NPS Pharmaceuticals Inc *	25,100	116,966
NuVasive Inc * †	19,307	861,092
NxStage Medical Inc * †	11,662	68,806
Obagi Medical Products Inc *	9,141	66,638
Odyssey HealthCare Inc *	17,427	179,150
Omnicell Inc *	16,751	180,073
OncoGenex Pharmaceutical Inc *	2,000	43,760
Onyx Pharmaceuticals Inc *	30,162	852,378
Opko Health Inc * †	22,500	39,825
Optimer Pharmaceuticals Inc *	15,200	227,544
OraSure Technologies Inc *	25,988	64,190
Orexigen Therapeutics Inc *	10,524	53,988
Orthofix International NV * (Netherlands)	9,085	227,216
Orthovita Inc *	35,000	180,250
Osiris Therapeutics Inc *	8,749	117,499
Owens & Minor Inc †	22,078	967,458
OXiGENE Inc *	17,600	38,368
Pain Therapeutics Inc *	18,361	98,599
Palomar Medical Technologies Inc *	9,604	140,795
Par Pharmaceutical Cos Inc *	18,451	279,533
PAREXEL International Corp *	30,450	437,871
PDL BioPharma Inc	63,300	500,070
Pharmasset Inc *	10,900	122,625
PharMerica Corp * †	16,173	317,476
Phase Forward Inc *	22,895	345,943
Poniard Pharmaceuticals Inc *	12,200	72,834
POZEN Inc * †	13,968	107,274
Progenics Pharmaceuticals Inc *	14,802	76,230
Protalix BioTherapeutics Inc * †	17,705	80,027
PSS World Medical Inc *	31,448	582,102
Psychiatric Solutions Inc * †	29,750	676,515
Quality Systems Inc †	12,531	713,766
Questcor Pharmaceuticals Inc *	30,300	151,500
Quidel Corp *	13,624	198,365
RadNet Inc *	14,800	33,300
Regeneron Pharmaceuticals Inc *	33,351	597,650
RehabCare Group Inc *	9,762	233,605
Repligen Corp *	16,300	89,650
Repros Therapeutics Inc *	5,900	42,421
Res-Care Inc *	13,296	190,133
Rigel Pharmaceuticals Inc * †	19,487	236,182
Rochester Medical Corp *	5,100	68,340
Rockwell Medical Technologies Inc *	7,000	52,850
RTI Biologics Inc * †	28,932	124,118
Salix Pharmaceuticals Ltd * †	25,494	251,626
Sangamo Biosciences Inc *	21,700	107,198
Santarus Inc *	28,600	80,652
Savient Pharmaceuticals Inc * †	32,240	446,846
SciClone Pharmaceuticals Inc *	17,400	44,544
Seattle Genetics Inc *	37,889	368,281
Sequenom Inc * †	30,100	117,691
SIGA Technologies Inc *	13,400	113,096
Sirona Dental Systems Inc *	8,991	179,730
Skilled Healthcare Group Inc ‘A’ *	9,689	72,668
Somanetics Corp *	6,400	105,664
SonoSite Inc * †	9,114	182,827
Spectranetics Corp *	17,176	84,678
Spectrum Pharmaceuticals Inc *	17,300	132,345
StemCells Inc *	53,200	90,440
Stereotaxis Inc * †	13,817	53,610
STERIS Corp	30,930	806,654
Sucampo Pharmaceuticals Inc ‘A’ *	5,800	35,786
Sun Healthcare Group Inc *	23,128	195,200
Sunrise Senior Living Inc *	23,835	39,328
SuperGen Inc *	29,900	60,099
SurModics Inc * †	8,185	185,227
Symmetry Medical Inc *	19,005	177,127
Synovis Life Technologies Inc *	6,100	126,697
Synta Pharmaceuticals Corp * †	8,868	20,485
The Ensign Group Inc	6,000	85,380
The Medicines Co *	27,934	234,366
The Providence Service Corp *	5,638	61,736
Theravance Inc * †	28,200	412,848
Thoratec Corp *	29,892	800,508
TomoTherapy Inc *	20,226	55,622
TranS1 Inc *	7,039	43,853
Transcend Services Inc *	3,100	49,135
Triple-S Management Corp ‘B’ *	10,873	169,510
U.S. Physical Therapy Inc *	6,600	97,350
Universal American Corp *	13,825	120,554
Utah Medical Products Inc	2,100	56,091
Vanda Pharmaceuticals Inc *	14,100	165,957
Varian Inc *	15,229	600,479
Vascular Solutions Inc *	8,600	67,252
Vical Inc *	16,300	44,173

See Notes to Financial Statements	See explanation of symbols and terms, if any, on 61

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
ViroPharma Inc * †	41,003	$243,148
Virtual Radiologic Corp * †	2,680	24,200
Vital Images Inc *	7,655	86,884
Vivus Inc *	36,938	224,583
VNUS Medical Technologies Inc *	7,000	203,000
Volcano Corp *	25,598	357,860
WellCare Health Plans Inc *	22,400	414,176
West Pharmaceutical Services Inc †	17,309	603,219
Wright Medical Group Inc *	20,176	328,062
XenoPort Inc * †	14,454	334,899
Young Innovations Inc	2,800	61,012
ZOLL Medical Corp *	11,160	215,834
ZymoGenetics Inc *	20,250	93,150

		60,028,341

Industrials - 15.7%

3D Systems Corp *	8,929	64,378
A.O. Smith Corp	11,658	379,701
AAON Inc	6,599	131,452
AAR Corp * †	20,531	329,523
ABM Industries Inc † ‡	24,322	439,499
Acacia Research-Acacia Technologies Corp *	16,700	131,429
ACCO Brands Corp *	28,782	81,165
Aceto Corp	13,100	87,377
Actuant Corp ‘A’ †	30,020	366,244
Acuity Brands Inc †	21,644	607,114
Administaff Inc	11,186	260,298
Advanced Battery Technologies Inc * †	25,400	102,108
Aerovironment Inc *	7,011	216,359
Air Transport Services Group Inc *	29,300	67,976
Aircastle Ltd (Bermuda)	25,400	186,690
AirTran Holdings Inc * †	63,536	393,288
Alamo Group Inc	3,400	34,340
Alaska Air Group Inc * †	19,319	352,765
Albany International Corp ‘A’	15,645	178,040
Allegiant Travel Co * †	8,108	321,401
Altra Holdings Inc *	13,485	101,003
AMERCO Inc *	4,834	179,583
American Commercial Lines Inc * †	4,774	73,902
American Ecology Corp	9,620	172,390
American Railcar Industries Inc	4,923	40,664
American Reprographics Co *	19,262	160,260
American Science & Engineering Inc	4,808	332,329
American Superconductor Corp * †	23,028	604,485
American Woodmark Corp †	5,481	131,270
Ameron International Corp	4,873	326,686
Ampco-Pittsburgh Corp	4,510	105,760
Amrep Corp *	704	7,765
APAC Customer Services Inc *	12,900	66,177
Apogee Enterprises Inc	14,769	181,659
Applied Industrial Technologies Inc	22,394	441,162
Applied Signal Technology Inc	6,900	176,019
Argan Inc *	4,500	63,585
Argon ST Inc *	7,176	147,610
Arkansas Best Corp †	13,368	352,247
Ascent Solar Technologies Inc * †	8,200	64,124
Astec Industries Inc * †	9,550	283,540
Astronics Corp *	4,900	50,911
ATC Technology Corp *	10,507	152,352
Atlas Air Worldwide Holdings Inc *	9,045	209,754
Avis Budget Group Inc *	53,900	304,535
Axsys Technologies Inc *	5,200	278,928
AZZ Inc *	6,478	222,908
Badger Meter Inc †	7,799	319,759
Baldor Electric Co †	24,677	587,066
Barnes Group Inc †	24,637	292,934
Barrett Business Services Inc	3,800	39,900
Beacon Roofing Supply Inc * †	23,908	345,710
Belden Inc ‡	24,707	412,607
Blount International Inc *	20,323	174,981
BlueLinx Holdings Inc *	5,000	15,000
Bowne & Co Inc	14,479	94,258
Brady Corp ‘A’	25,354	636,892
Briggs & Stratton Corp †	26,370	351,776
Broadwind Energy Inc *	17,700	200,364
Builders FirstSource Inc * †	7,941	33,035
CAI International Inc *	4,985	25,424
Cascade Corp †	4,851	76,306
CBIZ Inc *	24,544	174,753
CDI Corp	6,422	71,605
Celadon Group Inc *	11,708	98,230
Cenveo Inc * †	27,139	114,798
Ceradyne Inc *	13,650	241,059
Chart Industries Inc *	15,083	274,209
Chase Corp	2,900	34,510
China BAK Battery Inc * †	19,900	58,705
China Fire & Security Group Inc *	7,400	90,058
CIRCOR International Inc	8,995	212,372
CLARCOR Inc	27,005	788,276
Clean Harbors Inc *	10,805	583,362
Colfax Corp *	12,500	96,500
Columbus McKinnon Corp *	10,060	127,259
Comfort Systems USA Inc	20,508	210,207
COMSYS IT Partners Inc *	7,994	46,765
Consolidated Graphics Inc *	5,166	89,992
Cornell Cos Inc *	5,852	94,861
CoStar Group Inc * †	10,546	420,469
Courier Corp	5,242	79,993
CRA International Inc *	5,737	159,259
Cubic Corp	8,277	296,234
Curtiss-Wright Corp †	23,921	711,171
Deluxe Corp	27,123	347,446
Diamond Management & Technology Consultants Inc	14,600	61,320
DigitalGlobe Inc *	7,700	147,840
Dollar Thrifty Automotive Group Inc *	11,512	160,592
Ducommun Inc	5,400	101,466
DXP Enterprises Inc *	4,100	47,027
Dycom Industries Inc *	20,642	228,507
Dynamex Inc *	4,740	72,949
Dynamic Materials Corp †	6,805	131,200
DynCorp International Inc ‘A’ *	13,107	220,067
Eagle Bulk Shipping Inc †	24,870	116,640
EMCOR Group Inc * †	34,816	700,498
Encore Wire Corp	9,579	204,512
Ener1 Inc * †	26,900	146,874
Energy Conversion Devices Inc * †	24,214	342,628
Energy Recovery Inc * †	17,482	123,773
EnergySolutions Inc	39,997	367,972
EnerNOC Inc * †	6,202	134,397
EnerSys *	21,375	388,811
Ennis Inc	13,624	169,755
EnPro Industries Inc * †	10,606	191,014
ESCO Technologies Inc *	13,909	623,123
Esterline Technologies Corp *	15,703	425,080
Evergreen Solar Inc * †	99,420	215,741
Exponent Inc *	7,611	186,546
Federal Signal Corp	26,390	201,884
First Advantage Corp ‘A’ *	5,811	88,385
Flanders Corp *	8,200	50,102
Flow International Corp *	18,916	44,453
Force Protection Inc *	37,016	327,221
Forward Air Corp	15,375	327,795
Franklin Covey Co *	6,200	38,626
Franklin Electric Co Inc	12,199	316,198
FreightCar America Inc	6,286	105,668
Fuel Tech Inc *	9,382	91,005
FuelCell Energy Inc * †	34,485	144,147

See Notes to Financial Statements	See explanation of symbols and terms, if any, on 61

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
Furmanite Corp *	19,400	$86,524
Fushi Copperweld Inc *	8,133	67,260
G&K Services Inc ‘A’	9,832	207,947
Genco Shipping & Trading Ltd †	13,608	295,566
GenCorp Inc * †	26,579	50,766
Genesee & Wyoming Inc ‘A’ *	17,396	461,168
GeoEye Inc * †	9,880	232,773
Gibraltar Industries Inc	14,829	101,875
GP Strategies Corp *	7,700	45,353
GrafTech International Ltd *	63,691	720,345
Graham Corp	5,400	71,820
Granite Construction Inc †	18,184	605,164
Great Lakes Dredge & Dock Corp	21,628	103,382
Griffon Corp * †	22,604	188,065
GT Solar International Inc * †	15,864	84,396
H&E Equipment Services Inc *	14,226	133,013
Harbin Electic Inc * †	6,000	93,840
Hawaiian Holdings Inc *	27,100	163,142
Healthcare Services Group Inc	22,933	410,042
Heartland Express Inc †	26,736	393,554
HEICO Corp	12,212	442,807
Heidrick & Struggles International Inc †	9,030	164,798
Heritage-Crystal Clean Inc *	1,400	17,010
Herley Industries Inc * †	7,200	78,984
Herman Miller Inc	28,539	437,788
Hexcel Corp *	51,180	487,745
Hill International Inc *	13,400	57,620
HNI Corp †	23,800	429,828
Horizon Lines Inc ‘A’ †	15,935	61,509
Houston Wire & Cable Co †	9,338	111,216
Hub Group Inc ‘A’ *	19,691	406,422
Hurco Cos Inc * †	3,164	49,453
Huron Consulting Group Inc * †	11,365	525,404
ICF International Inc *	4,700	129,673
ICT Group Inc *	4,457	38,910
II-VI Inc *	13,156	291,669
InnerWorkings Inc *	12,355	58,686
Insituform Technologies Inc ‘A’ * †	20,592	349,446
Insteel Industries Inc †	8,978	73,979
Integrated Electrical Services Inc * †	4,564	35,645
Interface Inc ‘A’	27,967	173,395
Interline Brands Inc *	17,193	235,200
International Shipholding Corp	2,900	78,184
JetBlue Airways Corp * †	121,894	520,487
John Bean Technologies Corp	14,600	182,792
Kadant Inc *	6,448	72,798
Kaman Corp	13,589	226,936
Kaydon Corp †	17,609	573,349
Kelly Services Inc ‘A’	13,850	151,658
Kforce Inc *	16,017	132,461
Kimball International Inc ‘B’ †	17,293	107,908
Knight Transportation Inc	30,245	500,555
Knoll Inc †	24,887	188,643
Korn/Ferry International * †	23,740	252,594
K-Tron International Inc * †	1,300	103,584
LaBarge Inc *	6,300	58,401
Ladish Co Inc *	8,442	109,493
Lawson Products Inc	2,346	33,337
Layne Christensen Co *	10,277	210,165
LB Foster Co ‘A’ *	5,322	160,033
Lindsay Corp †	6,469	214,124
LMI Aerospace Inc *	4,500	45,540
LSI Industries Inc	10,116	55,132
M&F Worldwide Corp *	5,721	114,420
Marten Transport Ltd *	8,141	169,007
MasTec Inc *	27,575	323,179
McGrath RentCorp	12,824	244,425
Metalico Inc * †	14,300	66,638
Met-Pro Corp	7,700	83,314
Michael Baker Corp *	4,116	174,354
Microvision Inc * †	36,000	110,520
Miller Industries Inc *	6,200	54,560
Mine Safety Appliances Co †	14,029	338,099
Mobile Mini Inc * †	18,818	276,060
Moog Inc ‘A’ * †	22,535	581,628
MPS Group Inc *	48,947	373,955
Mueller Industries Inc	19,703	409,822
Mueller Water Products Inc ‘A’	62,473	233,649
Multi-Color Corp	5,230	64,120
MYR Group Inc *	9,100	184,002
NACCO Industries Inc ‘A’	2,885	82,857
Navigant Consulting Inc *	26,393	340,998
NCI Building Systems Inc * †	10,344	27,308
Nordson Corp †	17,779	687,336
North American Galvanizing & Coating Inc *	6,700	40,602
Northwest Pipe Co *	4,883	169,733
Odyssey Marine Exploration Inc * †	26,655	42,648
Old Dominion Freight Line Inc * †	14,724	494,285
Omega Flex Inc	1,400	21,224
On Assignment Inc *	19,124	74,775
Orbital Sciences Corp *	29,839	452,658
Orion Energy Systems Inc * †	11,117	41,689
Orion Marine Group Inc *	11,400	216,600
Otter Tail Corp †	18,750	409,500
Pacer International Inc	18,429	41,097
Patriot Transportation Holding Inc *	727	53,020
Perma-Fix Environmental Services *	27,500	66,550
Pike Electric Corp *	8,914	107,414
PMFG Inc * †	6,900	60,789
Polypore International Inc *	11,992	133,351
Portec Rail Products Inc	4,000	39,400
Powell Industries Inc *	4,133	153,210
Power-One Inc * †	40,715	60,665
PowerSecure International Inc * †	9,300	39,618
Preformed Line Products Co	1,171	51,594
Primoris Services Corp	5,300	39,326
Quanex Building Products Corp	20,330	228,103
Raven Industries Inc	8,510	217,856
RBC Bearings Inc *	11,494	235,052
Regal-Beloit Corp †	18,994	754,442
Republic Airways Holdings Inc *	18,297	119,479
Resources Connection Inc *	23,846	409,436
Robbins & Myers Inc	14,045	270,366
Rollins Inc †	23,193	401,471
RSC Holdings Inc * †	25,788	173,295
Rush Enterprises Inc ‘A’ *	16,927	197,200
Saia Inc *	7,155	128,862
SatCon Technology Corp *	25,600	46,080
Sauer-Danfoss Inc	5,804	35,579
Schawk Inc †	7,851	58,961
School Specialty Inc * †	9,965	201,393
Seaboard Corp	180	201,960
Simpson Manufacturing Co Inc	20,222	437,200
SkyWest Inc	29,433	300,217
SmartHeat Inc *	3,300	22,605
Spherion Corp *	27,329	112,595
Standard Parking Corp *	4,090	66,626
Standex International Corp	6,577	76,293
Stanley Inc *	6,102	200,634
Steelcase Inc ‘A’	37,800	219,996
Sterling Construction Co Inc *	7,000	106,820
Sun Hydraulics Corp	6,371	103,019
SYKES Enterprises Inc *	18,373	332,368
TAL International Group Inc	8,128	88,595
Taser International Inc *	32,644	148,857
TBS International Ltd ‘A’ * (Bermuda)	7,090	55,373
Team Inc *	10,023	157,060
Tecumseh Products Co ‘A’ *	9,834	95,488

See Notes to Financial Statements	See explanation of symbols and terms, if any, on 61

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
Teledyne Technologies Inc *	19,133	$626,606
Tennant Co	9,837	180,902
Tetra Tech Inc *	31,902	913,992
Textainer Group Holdings Ltd (Bermuda)	4,941	56,772
The Advisory Board Co *	8,166	209,866
The Corporate Executive Board Co	18,100	375,756
The Eastern Co	3,600	59,400
The Geo Group Inc *	27,066	502,886
The Gorman-Rupp Co	7,759	156,499
The Greenbrier Cos Inc	8,900	63,991
The Middleby Corp * †	8,622	378,678
The Standard Register Co †	9,323	30,393
Titan International Inc	18,667	139,442
Titan Machinery Inc *	6,845	86,863
Todd Shipyards Corp	2,900	48,285
Tredegar Corp	15,668	208,698
Trex Co Inc *	8,132	108,725
Trimas Corp *	7,133	24,038
Triumph Group Inc	8,849	353,960
TrueBlue Inc *	23,947	201,155
Tutor Perini Corp *	13,591	235,940
Twin Disc Inc	4,586	31,231
UAL Corp *	76,100	242,759
Ultralife Corp *	6,400	45,888
Ultrapetrol Bahamas Ltd * (Bahamas)	11,305	50,081
United Capital Corp *	700	12,824
United Rentals Inc *	31,900	207,031
United Stationers Inc *	12,592	439,209
Universal Forest Products Inc †	10,162	336,261
Universal Truckload Services Inc	3,042	47,607
US Airways Group Inc *	67,900	164,997
USA Truck Inc *	3,900	52,767
Valence Technology Inc * †	27,100	48,509
Viad Corp	10,910	187,870
Vicor Corp	9,878	71,319
Volt Information Sciences Inc *	6,411	40,197
VSE Corp	2,200	57,552
Waste Services Inc *	8,176	42,352
Watsco Inc †	12,643	618,622
Watson Wyatt Worldwide Inc ‘A’	22,576	847,277
Watts Water Technologies Inc ‘A’ †	15,474	333,310
Werner Enterprises Inc †	22,559	408,769
Willis Lease Finance Corp *	2,500	32,800
Woodward Governor Co	31,953	632,669
YRC Worldwide Inc * †	30,100	52,073

		63,306,133

Information Technology - 19.5%

3Com Corp * †	205,132	966,172
3PAR Inc *	14,549	180,408
ACI Worldwide Inc *	18,517	258,497
Acme Packet Inc *	21,631	218,906
Actel Corp *	13,862	148,739
ActivIdentity Corp *	22,900	57,937
Actuate Corp *	23,564	112,636
Acxiom Corp	36,000	317,880
Adaptec Inc *	65,808	174,391
ADC Telecommunications Inc *	51,200	407,552
ADTRAN Inc †	29,220	627,353
Advanced Analogic Technologies Inc *	22,673	104,069
Advanced Energy Industries Inc *	17,443	156,813
Advent Software Inc *	8,102	265,665
Agilysys Inc	6,869	32,147
Airvana Inc *	12,100	77,077
American Software Inc ‘A’	13,000	74,880
Amkor Technology Inc * †	57,759	273,200
ANADIGICS Inc *	33,399	139,942
Anaren Inc *	7,648	135,217
Anixter International Inc * †	15,744	591,817
Applied Micro Circuits Corp *	34,941	284,070
ArcSight Inc *	9,700	172,369
Ariba Inc *	46,244	455,041
ARRIS Group Inc * †	65,584	797,501
Art Technology Group Inc *	66,918	254,288
Aruba Networks Inc *	31,194	272,636
AsiaInfo Holdings Inc *	15,448	265,860
Atheros Communications Inc * †	32,364	622,683
ATMI Inc * †	16,564	257,239
Avid Technology Inc * †	14,972	200,775
Avocent Corp * †	23,441	327,236
Bankrate Inc * †	6,573	165,903
Bel Fuse Inc ‘B’ †	5,597	89,776
Benchmark Electronics Inc *	34,562	497,693
BigBand Networks Inc *	18,516	95,728
Black Box Corp	9,304	311,405
Blackbaud Inc	23,246	361,475
Blackboard Inc * †	16,723	482,626
Blue Coat Systems Inc *	20,968	346,811
Bottomline Technologies Inc *	13,081	117,860
Brightpoint Inc *	26,488	166,080
Brooks Automation Inc *	35,232	157,839
Cabot Microelectronics Corp * †	12,406	350,966
CACI International Inc ‘A’ *	15,852	677,039
Callidus Software Inc *	15,600	44,460
Cass Information Systems Inc	4,366	142,943
Cavium Networks Inc * †	19,161	322,096
Ceva Inc *	11,000	95,480
Checkpoint Systems Inc *	20,628	323,653
China Information Security Technology Inc *	14,600	41,756
China Security & Surveillance Technology Inc * †	17,300	130,442
China TransInfo Technology Corp *	5,400	25,272
Chordiant Software Inc *	15,899	57,713
CIBER Inc *	39,150	121,365
Cirrus Logic Inc *	34,426	154,917
Cogent Inc *	22,636	242,884
Cognex Corp	20,994	296,645
Cogo Group Inc *	12,780	76,297
Coherent Inc *	11,300	233,684
Cohu Inc	12,362	111,011
Communications Systems Inc	4,200	41,160
CommVault Systems Inc *	22,002	364,793
Compellent Technologies Inc *	8,789	134,032
Computer Task Group Inc *	7,900	48,190
comScore Inc *	11,369	151,435
Comtech Telecommunications Corp *	14,877	474,279
Comverge Inc * †	9,676	117,080
Concur Technologies Inc * †	21,064	654,669
Constant Contact Inc *	12,711	252,186
CPI International Inc *	3,982	34,604
Cray Inc *	17,854	140,690
CSG Systems International Inc * †	18,628	246,635
CSR PLC * + (United Kingdom)	24,294	140,436
CTS Corp	18,205	119,243
CyberSource Corp * †	36,571	559,536
Cymer Inc * †	15,738	467,891
Daktronics Inc †	17,705	136,328
Data Domain Inc *	25,643	855,194
DDi Corp *	6,800	30,804
DealerTrack Holdings Inc *	19,855	337,535
Deltek Inc *	5,364	23,280
DemandTec Inc *	10,800	95,040
DG FastChannel Inc *	9,649	176,577
Dice Holdings Inc *	8,519	39,613
Digi International Inc *	13,054	127,276
Digital River Inc *	20,223	734,499
Diodes Inc *	16,877	263,956
DivX Inc *	17,714	97,250

See Notes to Financial Statements	See explanation of symbols and terms, if any, on 61

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
Double-Take Software Inc *	9,103	$78,741
DSP Group Inc *	12,314	83,243
DTS Inc * †	9,230	249,856
Dynamics Research Corp *	4,300	43,043
EarthLink Inc *	56,009	415,027
Ebix Inc *	3,600	112,752
Echelon Corp * †	17,853	151,393
Electro Rent Corp	9,686	91,920
Electro Scientific Industries Inc *	14,490	161,998
Electronics for Imaging Inc *	26,035	277,533
eLoyalty Corp *	4,300	33,884
EMCORE Corp * †	39,800	50,148
EMS Technologies Inc *	8,076	168,788
Emulex Corp *	45,382	443,836
Entegris Inc *	60,002	163,205
Entropic Communications Inc *	31,100	69,975
Entrust Inc *	33,900	61,359
Epicor Software Corp *	24,206	128,292
EPIQ Systems Inc *	16,862	258,832
ePlus Inc *	1,700	24,769
Euronet Worldwide Inc * †	25,818	500,611
Exar Corp *	18,663	134,187
ExlService Holdings Inc *	8,292	92,953
Extreme Networks Inc *	46,962	93,924
Fair Isaac Corp †	25,900	400,414
FalconStor Software Inc * †	18,117	86,056
FARO Technologies Inc *	8,709	135,251
FEI Co *	19,815	453,764
FormFactor Inc * †	26,107	450,085
Forrester Research Inc *	8,250	202,538
Gartner Inc *	31,411	479,332
Global Cash Access Holdings Inc *	20,711	164,860
Globecomm Systems Inc *	12,100	86,999
GSE Systems Inc *	8,000	54,000
GSI Commerce Inc * †	13,151	187,402
GSI Technology Inc *	8,800	33,968
Harmonic Inc *	50,660	298,387
Harris Stratex Networks Inc ‘A’ *	31,257	202,545
Heartland Payment Systems Inc	19,774	189,237
Hittite Microwave Corp * †	11,298	392,606
Hughes Communications Inc *	4,598	104,972
i2 Technologies Inc * †	8,239	103,399
ICx Technologies Inc * †	6,200	37,200
iGate Corp	11,404	75,494
Imation Corp †	16,076	122,338
Imergent Inc	3,600	25,200
Immersion Corp *	14,037	69,343
Infinera Corp * †	44,460	405,920
infoGROUP Inc *	17,502	99,936
Informatica Corp *	46,190	794,006
Information Services Group Inc *	11,700	35,217
InfoSpace Inc *	18,924	125,466
Innodata Isogen Inc *	11,200	49,056
Insight Enterprises Inc *	24,300	234,738
Integral Systems Inc *	9,024	75,080
Intellon Corp *	11,300	48,025
Interactive Intelligence Inc *	6,783	83,160
InterDigital Inc * †	23,162	566,079
Intermec Inc *	32,883	424,191
Internap Network Services Corp * †	26,797	93,522
Internet Brands Inc ‘A’ * †	14,200	99,400
Internet Capital Group Inc * †	19,426	130,737
Intevac Inc *	11,875	103,431
iPass Inc *	30,800	49,280
IPG Photonics Corp *	12,152	133,307
Isilon Systems Inc *	13,968	59,224
Ixia * †	15,578	104,996
IXYS Corp	12,352	125,002
j2 Global Communications Inc *	23,682	534,266
Jack Henry & Associates Inc	44,384	920,968
JDA Software Group Inc *	13,971	209,006
Kenexa Corp *	11,965	138,435
Keynote Systems Inc *	6,649	50,798
Kopin Corp *	36,500	133,955
Kulicke & Soffa Industries Inc * †	32,357	110,985
KVH Industries Inc *	7,000	47,810
L-1 Identity Solutions Inc * †	39,661	306,976
Lattice Semiconductor Corp *	60,975	114,633
Lawson Software Inc *	72,801	406,230
Limelight Networks Inc *	14,970	65,868
Lionbridge Technologies Inc *	34,500	63,480
Liquidity Services Inc *	8,144	80,300
Littelfuse Inc * †	11,503	229,600
LivePerson Inc *	21,100	84,400
Logility Inc *	200	1,392
LoopNet Inc * †	10,031	77,740
Loral Space & Communications Inc *	5,777	148,758
Manhattan Associates Inc * †	12,209	222,448
ManTech International Corp ‘A’ *	11,617	499,996
Marchex Inc ‘B’	10,652	35,897
MAXIMUS Inc	9,278	382,718
Maxwell Technologies Inc *	11,900	164,577
Measurement Specialties Inc *	7,418	52,297
MEMSIC Inc *	7,200	30,528
Mentor Graphics Corp *	49,848	272,669
MercadoLibre Inc *	13,652	366,966
Mercury Computer Systems Inc *	11,998	110,982
Methode Electronics Inc	20,454	143,587
Micrel Inc	23,954	175,343
Microsemi Corp * †	43,023	593,717
MicroStrategy Inc ‘A’ *	4,805	241,307
Microtune Inc *	28,192	65,969
MIPS Technologies Inc *	22,553	67,659
MKS Instruments Inc *	26,072	343,890
ModusLink Global Solutions Inc *	24,191	165,950
MoneyGram International Inc *	44,800	79,744
Monolithic Power Systems Inc *	17,974	402,797
Monotype Imaging Holdings Inc *	12,743	86,780
Move Inc *	86,204	186,201
MSC Software Corp *	24,610	163,903
MTS Systems Corp	8,898	183,744
Multi-Fineline Electronix Inc *	5,106	109,268
NCI Inc ‘A’ *	3,300	100,386
Ness Technologies Inc *	20,917	81,785
Net 1 U.E.P.S. Technologies Inc *	20,153	273,879
Netezza Corp *	24,993	207,942
NETGEAR Inc *	18,255	263,055
Netlogic Microsystems Inc *	9,545	348,011
NetScout Systems Inc *	12,600	118,188
NetSuite Inc *	8,659	102,263
Network Equipment Technologies Inc *	14,800	63,048
Newport Corp *	19,973	115,644
NIC Inc	28,118	190,359
Novatel Wireless Inc * †	16,151	145,682
NVE Corp * †	2,500	121,500
Omniture Inc * †	35,825	449,962
OmniVision Technologies Inc *	26,475	275,075
Online Resources Corp *	13,685	85,394
OpenTable Inc *	1,600	48,272
OpenTV Corp ‘A’ * (United Kingdom)	45,756	60,398
Openwave Systems Inc *	44,000	98,560
Oplink Communications Inc *	10,583	120,646
OPNET Technologies Inc	7,100	65,036
OpNext Inc *	10,276	21,991
OSI Systems Inc *	8,269	172,409
Palm Inc * †	73,066	1,210,704
PAR Technology Corp *	3,800	24,282
Parametric Technology Corp *	61,420	718,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on 61

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
Park Electrochemical Corp	10,861	$233,837
ParkerVision Inc * †	15,700	48,042
PC Connection Inc *	5,070	26,618
PC Mall Inc *	6,100	41,236
PCTEL Inc *	10,400	55,640
Pegasystems Inc	7,979	210,486
Perficient Inc *	15,168	106,024
Pericom Semiconductor Corp *	13,246	111,531
Perot Systems Corp ‘A’ *	46,184	661,817
Pervasive Software Inc *	7,600	46,284
Phoenix Technologies Ltd *	15,100	40,921
Photronics Inc *	22,439	90,878
Plantronics Inc	25,858	488,975
Plexus Corp *	20,881	427,225
PLX Technology Inc *	15,807	59,592
Polycom Inc *	44,434	900,677
Power Integrations Inc	12,500	297,375
Powerwave Technologies Inc *	67,034	107,925
Progress Software Corp *	21,143	447,597
PROS Holdings Inc *	11,021	89,491
QAD Inc †	6,794	22,080
Quantum Corp *	105,144	87,270
Quest Software Inc *	34,700	483,718
Rackspace Hosting Inc * †	35,176	487,539
Radiant Systems Inc *	14,666	121,728
RadiSys Corp * †	12,562	113,184
RAE Systems Inc *	26,900	37,122
RealNetworks Inc *	43,839	131,079
Renaissance Learning Inc	2,666	24,554
RF Micro Devices Inc *	140,734	529,160
RightNow Technologies Inc *	11,266	132,939
Rimage Corp *	4,981	82,734
Riverbed Technology Inc * †	29,000	672,510
Rofin-Sinar Technologies Inc *	15,348	307,113
Rogers Corp *	8,309	168,091
Rosetta Stone Inc *	3,200	87,808
Rubicon Technology Inc *	6,538	93,363
Rudolph Technologies Inc *	16,178	89,303
S1 Corp *	27,981	193,069
Saba Software Inc *	12,200	46,970
Sapient Corp *	44,717	281,270
SAVVIS Inc *	19,191	219,929
ScanSource Inc * †	14,005	343,403
SeaChange International Inc *	16,641	133,627
Semitool Inc *	11,814	54,581
Semtech Corp *	32,356	514,784
ShoreTel Inc *	23,460	187,680
Sigma Designs Inc * †	14,113	226,373
Silicon Graphics International Corp *	15,082	68,472
Silicon Image Inc *	39,476	90,795
Silicon Storage Technology Inc *	43,991	82,263
Skyworks Solutions Inc * †	88,720	867,682
SMART Modular Technologies Inc * (Cayman)	19,818	44,987
Smith Micro Software Inc * †	14,701	144,364
SolarWinds Inc *	6,300	103,887
Solera Holdings Inc *	36,867	936,422
SonicWALL Inc * †	29,023	159,046
Sonus Networks Inc *	109,119	175,682
Sourcefire Inc *	11,600	143,724
Spectrum Control Inc *	6,300	55,440
SPSS Inc *	9,735	324,857
SRA International Inc ‘A’ *	22,085	387,813
SRS Labs Inc *	5,600	37,240
Standard Microsystems Corp *	11,631	237,854
Starent Networks Corp *	20,757	506,678
StarTek Inc *	5,900	47,318
STEC Inc * †	13,100	303,789
Stratasys Inc *	10,681	117,384
SuccessFactors Inc * †	19,629	180,194
SumTotal Systems Inc *	18,200	87,542
Super Micro Computer Inc *	12,135	92,954
Supertex Inc *	5,761	144,659
support.com Inc *	26,700	58,206
Switch & Data Facilities Co Inc * †	10,743	126,015
Sycamore Networks Inc *	103,943	325,342
Symmetricom Inc *	23,111	133,350
Symyx Technologies Inc *	18,047	105,575
Synaptics Inc * †	18,149	701,459
Synchronoss Technologies Inc *	10,049	123,301
SYNNEX Corp * †	10,156	253,798
Syntel Inc †	6,758	212,472
Take-Two Interactive Software Inc *	42,530	402,759
Taleo Corp ‘A’ *	16,576	302,844
Technitrol Inc	21,525	139,267
TechTarget Inc * †	6,263	25,052
Techwell Inc *	7,873	66,920
Tekelec * †	35,289	593,914
TeleCommunication Systems Inc ‘A’ *	20,300	144,333
TeleTech Holdings Inc *	17,040	258,156
Terremark Worldwide Inc * †	26,681	154,216
Tessera Technologies Inc *	25,783	652,052
The Hackett Group Inc *	22,200	51,726
The Knot Inc *	15,968	125,828
The Ultimate Software Group Inc * †	12,858	311,678
THQ Inc *	35,825	256,507
TIBCO Software Inc *	92,954	666,480
Tier Technologies Inc ‘B’ *	8,900	68,352
TiVo Inc *	55,303	579,575
TNS Inc *	13,372	250,725
Travelzoo Inc *	3,600	39,420
Trident Microsystems Inc *	33,228	57,817
TriQuint Semiconductor Inc *	78,068	414,541
TTM Technologies Inc * †	22,841	181,814
Tyler Technologies Inc * †	16,277	254,247
Ultratech Inc *	12,517	154,084
Unica Corp *	6,132	33,603
Unisys Corp *	196,100	296,111
United Online Inc	44,300	288,393
Universal Display Corp *	15,261	149,253
UTStarcom Inc * †	61,188	99,736
ValueClick Inc *	46,108	485,056
VASCO Data Security International Inc *	14,121	103,225
Veeco Instruments Inc * †	16,983	196,833
VeriFone Holdings Inc * †	38,196	286,852
ViaSat Inc *	13,729	352,012
Vignette Corp *	12,902	169,661
Virage Logic Corp *	10,400	46,800
Virtusa Corp *	6,600	52,998
VistaPrint Ltd * † (Bermuda)	22,431	956,682
Vocus Inc * †	8,755	172,999
Volterra Semiconductor Corp *	11,716	153,948
Web.com Group Inc *	14,000	78,820
Websense Inc *	23,470	418,705
White Electronic Designs Corp *	11,500	53,245
Wind River Systems Inc *	37,491	429,647
Wright Express Corp *	20,287	516,710
X-Rite Inc *	17,500	26,250
Zix Corp *	38,000	57,000
Zoran Corp *	27,342	298,028
Zygo Corp *	8,057	37,546

		78,437,602

Materials - 3.7%

A. Schulman Inc	12,033	181,819
A.M. Castle & Co †	8,824	106,594
AEP Industries Inc *	2,878	75,950
Allied Nevada Gold Corp * †	23,200	186,992
AMCOL International Corp †	12,361	266,750

See Notes to Financial Statements	See explanation of symbols and terms, if any, on 61

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
American Vanguard Corp †	9,833	$111,113
Arch Chemicals Inc †	13,269	326,285
Balchem Corp	9,751	239,095
Boise Inc * †	15,838	27,241
Brush Engineered Materials Inc *	10,713	179,443
Buckeye Technologies Inc * †	19,692	88,417
Bway Holding Co *	4,000	70,120
Calgon Carbon Corp *	29,017	403,046
Century Aluminum Co *	24,100	150,143
China Green Agriculture Inc *	4,300	34,787
China Precision Steel Inc * †	16,300	40,424
Clearwater Paper Corp *	5,691	143,914
Coeur d’Alene Mines Corp *	36,326	446,810
Deltic Timber Corp	5,583	198,029
Domtar Corp *	22,000	364,760
Ferro Corp	22,559	62,037
General Moly Inc * †	33,678	74,765
General Steel Holdings Inc * †	7,200	28,584
GenTek Inc *	4,441	99,168
Glatfelter	24,597	218,913
Graphic Packaging Holding Co *	57,021	104,348
H.B. Fuller Co	25,717	482,708
Hawkins Inc	4,600	103,868
Haynes International Inc *	6,376	151,111
Headwaters Inc * †	21,917	73,641
Hecla Mining Co * †	114,892	307,911
Horsehead Holding Corp *	18,672	139,106
ICO Inc *	14,900	40,528
Innophos Holdings Inc	9,162	154,746
Innospec Inc	12,719	136,729
Kaiser Aluminum Corp	8,147	292,559
KapStone Paper & Packaging Corp *	11,100	52,059
Koppers Holdings Inc	10,796	284,691
Landec Corp *	13,544	91,964
Louisiana-Pacific Corp *	54,900	187,758
LSB Industries Inc *	9,168	148,247
Minerals Technologies Inc	9,891	356,274
Myers Industries Inc	17,768	147,830
Neenah Paper Inc	7,798	68,700
NewMarket Corp	5,338	359,408
NL Industries Inc †	3,764	27,778
Olin Corp	41,249	490,451
Olympic Steel Inc	4,805	117,578
OM Group Inc * †	16,192	469,892
OMNOVA Solutions Inc *	22,400	73,024
Paramount Gold and Silver Corp *	31,800	48,336
PolyOne Corp *	49,902	135,234
Quaker Chemical Corp	5,800	77,082
Rock-Tenn Co ‘A’	20,281	773,923
Rockwood Holdings Inc *	26,081	381,826
RTI International Metals Inc * †	12,231	216,122
Schweitzer-Mauduit International Inc	8,057	219,231
Sensient Technologies Corp †	25,814	582,622
ShengdaTech Inc * †	14,480	54,590
Silgan Holdings Inc	14,121	692,353
Solutia Inc *	49,800	286,848
Spartech Corp †	16,227	149,126
Stepan Co	3,914	172,842
Stillwater Mining Co * †	21,646	123,599
Sutor Technology Group Ltd *	5,100	16,677
Texas Industries Inc †	12,508	392,251
U.S. Concrete Inc *	17,940	35,521
United States Lime & Minerals Inc *	900	38,178
Universal Stainless & Alloy *	3,505	57,026
US Gold Corp *	42,200	111,408
W.R. Grace & Co *	38,250	473,152
Wausau Paper Corp	24,505	164,674
Westlake Chemical Corp †	10,300	210,017
Worthington Industries Inc †	31,877	407,707
Zep Inc	11,442	137,876
Zoltek Cos Inc * †	14,700	142,884

		15,089,213

Telecommunication Services - 1.3%

AboveNet Inc *	3,300	267,234
Alaska Communications Systems Group Inc †	23,412	171,376
Atlantic Tele-Network Inc	4,731	185,881
Cbeyond Inc * †	12,287	176,318
Centennial Communications Corp *	45,442	379,895
Cincinnati Bell Inc *	113,747	323,041
Cogent Communications Group Inc *	23,470	191,280
Consolidated Communications Holdings Inc †	12,323	144,302
D&E Communications Inc	7,400	75,702
FairPoint Communications Inc †	48,322	28,993
Fibernet Telecom Group Inc *	2,900	36,018
General Communication Inc ‘A’ *	24,710	171,240
Global Crossing Ltd * † (Bermuda)	15,687	144,007
Hickory Tech Corp	6,500	49,920
Ibasis Inc *	14,817	19,410
inContact Inc *	16,700	45,758
Iowa Telecommunications Services Inc †	17,367	217,261
iPCS Inc *	9,020	134,939
Neutral Tandem Inc *	17,358	512,408
NTELOS Holdings Corp	16,035	295,365
PAETEC Holding Corp *	66,294	178,994
Premiere Global Services Inc *	33,080	358,587
Shenandoah Telecommunications Co	12,471	253,037
SureWest Communications *	7,300	76,431
Syniverse Holdings Inc *	36,304	581,953
USA Mobility Inc	11,941	152,367
Virgin Mobile USA Inc ‘A’ * †	17,799	71,552

		5,243,269

Utilities - 3.5%

ALLETE Inc †	14,054	404,052
American States Water Co	9,752	337,809
Artesian Resources Corp ‘A’	3,100	49,383
Avista Corp	28,961	515,795
Black Hills Corp	20,523	471,824
Cadiz Inc *	6,097	58,714
California Water Service Group	10,439	384,573
Central Vermont Public Service Corp	5,824	105,414
CH Energy Group Inc †	8,385	391,580
Chesapeake Utilities Corp	3,600	117,108
Cleco Corp	32,017	717,821
Connecticut Water Service Inc	4,600	99,774
Consolidated Water Co Inc † (Cayman)	7,267	115,182
El Paso Electric Co *	23,785	332,039
Florida Public Utilities Co	3,600	50,508
IDACORP Inc †	24,964	652,559
MGE Energy Inc	12,225	410,149
Middlesex Water Co	7,100	102,595
New Jersey Resources Corp	22,340	827,474
Nicor Inc	23,997	830,776
Northwest Natural Gas Co †	14,044	622,430
NorthWestern Corp	18,992	432,258
Pennichuck Corp	2,800	63,840
Piedmont Natural Gas Co Inc †	38,968	939,518
PNM Resources Inc	45,838	490,925
Portland General Electric Co	39,847	776,220
SJW Corp	6,878	156,131
South Jersey Industries Inc	15,815	551,785
Southwest Gas Corp	23,705	526,488
Southwest Water Co	13,015	71,843
The Empire District Electric Co	18,112	299,210
The Laclede Group Inc	11,781	390,306
UIL Holdings Corp †	15,504	348,065
UniSource Energy Corp	18,894	501,447

See Notes to Financial Statements	See explanation of symbols and terms, if any, on 61

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
Unitil Corp	5,600	$115,472
US Geothermal Inc * †	32,800	46,576
WGL Holdings Inc	26,550	850,131
York Water Co	5,900	90,447

		14,248,221

Total Common Stocks (Cost $604,423,999)		396,798,392

CLOSED-END MUTUAL FUND - 0.0%

Kayne Anderson Energy Development Co	5,330	70,676

Total Closed-End Mutual Fund (Cost $129,274)		70,676

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.8%

Repurchase Agreement - 1.8%

Fixed Income Clearing Corp 0.010% due 07/01/09 (Dated 06/30/09, repurchase price of $7,444,002; collateralized by Freddie Mac: 2.875% due 04/30/10 and market value $7,595,250)	$7,444,000	7,444,000

Total Short-Term Investment (Cost $7,444,000)		7,444,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.2% (Cost $611,997,273)		404,313,068

	Shares
SECURITIES LENDING COLLATERAL - 11.5%

BNY Mellon SL DBT II Liquidating Fund
0.806% + ∆ □ Ω	46,668,847	45,688,802
Mellon GSL DBT II Collateral Fund
0.335% ∆	471,186	471,186
Mellon GSL Reinvestment Trust II
0.000% + □ ¤ ж	3,686,017	36,860

Total Securities Lending Collateral (Cost $50,826,050)		46,196,848

TOTAL INVESTMENTS - 111.7% (Cost $662,823,323)		450,509,916

OTHER ASSETS & LIABILITIES, NET — (11.7%)		(47,168,184)

NET ASSETS - 100.0%		$403,341,732

Notes to Schedule of Investments
(a)	As of June 30, 2009, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	19.5%
Financials	19.2%
Industrials	15.7%
Health Care	14.9%
Short-Term Investment & Securities Lending Collateral	13.3%
Consumer Discretionary	12.7%
Energy	4.4%
Materials	3.7%
Consumer Staples	3.5%
Utilities	3.5%
Telecommunication Services	1.3%

111.7%
Other Assets & Liabilities, Net	(11.7%)

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Securities with a total aggregate market value of $45,866,292 or 11.4% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(d)	Securities with a total aggregate market value of $36,860 or less than 0.1% of the net assets were in default as of June 30, 2009.

(e)	Less than 0.1% of the portfolio’s net assets (not including securities in the BNY Mellon SL DBT II Liquidating Fund. See Note 18 in Notes to Financial Statements.) were reported illiquid by the portfolio manager under the Fund’s policy.

(f)	Open futures contracts outstanding as of June 30, 2009 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Depreciation

Russell 2000 E-Mini (09/09)	91	$4,627,140	($12,090)

(g)	As of June 30, 2009, securities with a total aggregate market value of $1,104,717 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on 61

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%

Consumer Discretionary - 10.1%

Aaron’s Inc	128	$3,817
Abercrombie & Fitch Co ‘A’	121	3,072
Advance Auto Parts Inc	251	10,414
Aeropostale Inc *	188	6,443
Amazon.com Inc *	858	71,780
American Eagle Outfitters Inc	453	6,419
Apollo Group Inc ‘A’ *	348	24,750
AutoNation Inc *	10	173
AutoZone Inc *	85	12,844
Barnes & Noble Inc	26	536
Bed Bath & Beyond Inc *	684	21,033
Best Buy Co Inc	881	29,505
Big Lots Inc *	40	841
BorgWarner Inc	285	9,733
Brink’s Home Security Holdings Inc *	116	3,284
Brinker International Inc	273	4,649
Burger King Holdings Inc	294	5,077
Career Education Corp *	194	4,829
CarMax Inc *	416	6,115
Carnival Corp (Panama)	503	12,962
Chico’s FAS Inc *	445	4,330
Chipotle Mexican Grill Inc ‘A’ *	85	6,800
Choice Hotels International Inc	2	53
Coach Inc	832	22,364
Comcast Corp ‘A’	575	8,332
CTC Media Inc *	87	1,028
Darden Restaurants Inc	361	11,906
DeVry Inc	165	8,257
Dick’s Sporting Goods Inc *	210	3,612
Discovery Communications Inc ‘C’ *	662	13,591
Dollar Tree Inc *	238	10,020
Expedia Inc *	443	6,694
Family Dollar Stores Inc	370	10,471
Federal Mogul Corp *	2	19
Foot Locker Inc	200	2,094
GameStop Corp ‘A’ *	382	8,408
Garmin Ltd (Cayman)	245	5,836
Gentex Corp	318	3,689
Guess? Inc	159	4,099
H&R Block Inc	868	14,956
Hanesbrands Inc *	222	3,332
Harman International Industries Inc	101	1,899
Hasbro Inc	206	4,993
Hillenbrand Inc	32	532
Interactive Data Corp	36	833
International Game Technology	650	10,335
ITT Educational Services Inc *	101	10,167
John Wiley & Sons Inc ‘A’	91	3,026
Johnson Controls Inc	858	18,636
KB Home	5	68
Kohl’s Corp *	748	31,977
Las Vegas Sands Corp *	558	4,386
Leggett & Platt Inc	228	3,472
Limited Brands Inc	431	5,159
LKQ Corp *	341	5,609
Lowe’s Cos Inc	1,185	23,001
M.D.C. Holdings Inc	41	1,234
Marriott International Inc ‘A’	371	8,197
Marvel Entertainment Inc *	131	4,662
Mattel Inc	700	11,235
McDonald’s Corp	2,879	165,514
MGM Mirage *	277	1,770
Morningstar Inc *	51	2,103
Netflix Inc *	112	4,630
Newell Rubbermaid Inc	129	1,343
Nike Inc ‘B’	945	48,932
Nordstrom Inc	436	8,672
NVR Inc *	3	1,507
O’Reilly Automotive Inc *	357	13,594
Office Depot Inc *	160	730
Omnicom Group Inc	815	25,738
Panera Bread Co ‘A’ *	79	3,939
Penske Auto Group Inc	42	699
PetSmart Inc	336	7,211
Phillips-Van Heusen Corp	91	2,611
Polo Ralph Lauren Corp	137	7,335
priceline.com Inc *	109	12,159
Pulte Homes Inc	67	592
RadioShack Corp	51	712
Regal Entertainment Group ‘A’	118	1,568
Ross Stores Inc	334	12,892
Royal Caribbean Cruises Ltd (Liberia)	114	1,544
Scientific Games Corp ‘A’ *	141	2,224
Scripps Networks Interactive Inc ‘A’	121	3,367
Snap-on Inc	34	977
Staples Inc	1,874	37,799
Starbucks Corp *	1,929	26,794
Starwood Hotels & Resorts Worldwide Inc	93	2,065
Strayer Education Inc	37	8,070
Target Corp	1,965	77,558
The DIRECTV Group Inc *	1,173	28,985
The Gap Inc	1,109	18,188
The Goodyear Tire & Rubber Co *	640	7,206
The Home Depot Inc	303	7,160
The McGraw-Hill Cos Inc	802	24,148
The New York Times Co ‘A’	46	253
The Sherwin-Williams Co	224	12,040
The TJX Cos Inc	1,082	34,040
Thor Industries Inc	53	974
Tiffany & Co	300	7,608
Tim Hortons Inc	407	9,988
TRW Automotive Holdings Corp *	17	192
Urban Outfitters Inc *	339	7,075
VF Corp	55	3,044
WABCO Holdings Inc	155	2,743
Weight Watchers International Inc	11	283
Wendy’s/Arby’s Group Inc ‘A’	408	1,632
Williams-Sonoma Inc	108	1,282
WMS Industries Inc *	117	3,687
Wyndham Worldwide Corp	214	2,594
Yum! Brands Inc	1,208	40,275

		1,235,634

Consumer Staples - 16.1%

Alberto-Culver Co	168	4,272
Altria Group Inc	5,402	88,539
Archer-Daniels-Midland Co	944	25,271
Avon Products Inc	1,118	28,822
BJ’s Wholesale Club Inc *	29	935
Brown-Forman Corp ‘B’	180	7,736
Campbell Soup Co	355	10,444
Church & Dwight Co Inc	186	10,102
Coca-Cola Enterprises Inc	692	11,522
Colgate-Palmolive Co	1,305	92,316
Costco Wholesale Corp	1,135	51,869
CVS Caremark Corp	1,141	36,364
Dean Foods Co *	476	9,134
Energizer Holdings Inc *	154	8,045
Flowers Foods Inc	193	4,215
General Mills Inc	356	19,943
Green Mountain Coffee Roasters Inc *	86	5,084
H.J. Heinz Co	669	23,883
Hansen Natural Corp *	183	5,640
Herbalife Ltd (Cayman)	164	5,173
Hormel Foods Corp	13	449
Kellogg Co	667	31,062

See Notes to Financial Statements	See explanation of symbols and terms, if any, on 61

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
Kimberly-Clark Corp	943	$49,441
Lorillard Inc	390	26,430
McCormick & Co Inc	320	10,410
Mead Johnson Nutrition Co ‘A’ *	27	858
Molson Coors Brewing Co ‘B’	15	635
NBTY Inc *	94	2,643
PepsiCo Inc	4,047	222,423
Philip Morris International Inc	5,118	223,247
Sara Lee Corp	466	4,548
Smithfield Foods Inc *	13	182
Sysco Corp	1,545	34,732
The Clorox Co	325	18,145
The Coca-Cola Co	4,748	227,857
The Estee Lauder Cos Inc ‘A’	272	8,886
The Hershey Co	253	9,108
The Kroger Co	1,441	31,774
The Pepsi Bottling Group Inc	300	10,152
The Procter & Gamble Co	4,967	253,814
Wal-Mart Stores Inc	5,768	279,402
Walgreen Co	2,591	76,175
Whole Foods Market Inc	247	4,688

		1,976,370

Energy - 4.3%

Alpha Natural Resources Inc *	172	4,519
Atwood Oceanics Inc *	130	3,238
Cameron International Corp *	548	15,508
CNX Gas Corp *	40	1,051
Comstock Resources Inc *	6	198
CONSOL Energy Inc	474	16,097
Continental Resources Inc *	28	777
Diamond Offshore Drilling Inc	182	15,115
Dresser-Rand Group Inc *	194	5,063
El Paso Corp	523	4,827
ENSCO International Inc	113	3,940
EXCO Resources Inc *	300	3,876
Exterran Holdings Inc *	100	1,604
Exxon Mobil Corp	3,273	228,816
FMC Technologies Inc *	326	12,251
Forest Oil Corp *	115	1,716
Foundation Coal Holdings Inc	103	2,895
Frontier Oil Corp	223	2,924
Helmerich & Payne Inc	100	3,087
Holly Corp	118	2,122
Mariner Energy Inc *	205	2,409
Massey Energy Co	189	3,693
Oceaneering International Inc *	145	6,554
Patterson-UTI Energy Inc	91	1,170
Peabody Energy Corp	701	21,142
Petrohawk Energy Corp *	724	16,145
Plains Exploration & Production Co *	173	4,733
Pride International Inc *	216	5,413
Quicksilver Resources Inc *	317	2,945
Range Resources Corp	69	2,857
Rowan Cos Inc	72	1,391
Schlumberger Ltd (Netherlands)	1,404	75,971
Smith International Inc	345	8,884
Southwestern Energy Co *	900	34,965
St. Mary Land & Exploration Co	25	522
Teekay Corp	53	1,115
Tesoro Corp	169	2,151

		521,684

Financials - 4.9%

Affiliated Managers Group Inc *	109	6,343
Aflac Inc	1,205	37,463
Alexandria Real Estate Equities Inc REIT	25	895
American Express Co	488	11,341
American International Group Inc	2,298	2,666
AmeriCredit Corp *	100	1,355
Ameriprise Financial Inc	50	1,214
Arthur J. Gallagher & Co	219	4,673
AXIS Capital Holdings Ltd (Bermuda)	106	2,775
BlackRock Inc	18	3,158
BOK Financial Corp	23	866
Brown & Brown Inc	199	3,966
Capital One Financial Corp	315	6,892
CapitalSource Inc	100	488
Capitol Federal Financial	45	1,725
CB Richard Ellis Group Inc ‘A’ *	582	5,448
CIT Group Inc	100	215
CME Group Inc	10	3,111
CNA Financial Corp	42	650
Commerce Bancshares Inc	46	1,464
Digital Realty Trust Inc REIT	208	7,457
Eaton Vance Corp	287	7,677
Endurance Specialty Holdings Ltd (Bermuda)	36	1,055
Erie Indemnity Co ‘A’	57	2,038
Federal Realty Investment Trust REIT	23	1,185
Federated Investors Inc ‘B’	220	5,300
Fidelity National Financial Inc ‘A’	98	1,326
Franklin Resources Inc	179	12,890
Genworth Financial Inc ‘A’	457	3,194
GLG Partners Inc	425	1,738
Greenhill & Co Inc	50	3,611
HCP Inc REIT	258	5,467
Health Care REIT Inc	151	5,149
Hudson City Bancorp Inc	691	9,183
IntercontinentalExchange Inc *	191	21,820
Invesco Ltd (Bermuda)	94	1,675
Investment Technology Group Inc *	14	285
Janus Capital Group Inc	375	4,275
Jefferies Group Inc *	211	4,501
Lazard Ltd ‘A’ (Bermuda)	193	5,196
Leucadia National Corp *	158	3,332
Lincoln National Corp	213	3,666
Macerich Co REIT	2	35
Marsh & McLennan Cos Inc	110	2,214
Moody’s Corp	493	12,991
Morgan Stanley	773	22,038
MSCI Inc ‘A’ *	265	6,477
Nationwide Health Properties Inc REIT	220	5,663
Northern Trust Corp	631	33,872
NYSE Euronext	178	4,851
Odyssey Re Holdings Corp	6	240
Plum Creek Timber Co Inc REIT	157	4,675
Principal Financial Group Inc	791	14,902
Prudential Financial Inc	564	20,992
Public Storage REIT	343	22,460
Rayonier Inc REIT	111	4,035
Reinsurance Group of America Inc	21	733
SEI Investments Co	324	5,845
Simon Property Group Inc REIT	266	13,680
SLM Corp *	292	2,999
State Street Corp	688	32,474
T. Rowe Price Group Inc	669	27,877
TD Ameritrade Holding Corp *	654	11,471
TFS Financial Corp	12	127
The Bank of New York Mellon Corp	644	18,876
The Charles Schwab Corp	2,484	43,569
The Goldman Sachs Group Inc	80	11,795
The Hanover Insurance Group Inc	6	229
The NASDAQ OMX Group Inc *	139	2,962
The Progressive Corp *	159	2,402
The St. Joe Co *	227	6,013
Validus Holdings Ltd (Bermuda)	27	593
W.R. Berkley Corp	119	2,555
Waddell & Reed Financial Inc ‘A’	229	6,039
Wells Fargo & Co	1,819	44,129

		598,541

See Notes to Financial Statements	See explanation of symbols and terms, if any, on 61

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
Health Care - 16.9%

Abbott Laboratories	4,033	$189,712
Abraxis Bioscience Inc *	10	369
Aetna Inc	255	6,388
Alexion Pharmaceuticals Inc *	217	8,923
Allergan Inc	797	37,921
Allscripts-Misys Healthcare Solutions Inc	170	2,696
AmerisourceBergen Corp	699	12,400
Amgen Inc *	2,643	139,920
Amylin Pharmaceuticals Inc *	379	5,117
Baxter International Inc	1,581	83,730
Beckman Coulter Inc	192	10,971
Becton Dickinson & Co	627	44,711
Bio-Rad Laboratories Inc ‘A’ *	49	3,699
Biogen Idec Inc *	750	33,863
BioMarin Pharmaceutical Inc *	268	4,184
Boston Scientific Corp *	1,410	14,297
Bristol-Myers Squibb Co	2,870	58,290
C.R. Bard Inc	261	19,431
Celgene Corp *	1,203	57,552
Cephalon Inc *	195	11,047
Cerner Corp *	177	11,025
Charles River Laboratories International Inc *	111	3,746
CIGNA Corp	61	1,470
Community Health Systems Inc *	125	3,156
Covance Inc *	169	8,315
Coventry Health Care Inc *	116	2,170
DaVita Inc *	283	13,997
Dendreon Corp *	305	7,579
DENTSPLY International Inc	368	11,231
Edwards Lifesciences Corp *	137	9,320
Eli Lilly & Co	1,389	48,115
Express Scripts Inc *	648	44,550
Gen-Probe Inc *	134	5,759
Genzyme Corp *	706	39,303
Gilead Sciences Inc *	2,367	110,870
Health Management Associates Inc ‘A’ *	572	2,826
Henry Schein Inc *	239	11,460
Hill-Rom Holdings Inc	92	1,492
HLTH Corp *	262	3,432
Hologic Inc *	45	640
Hospira Inc *	405	15,601
Humana Inc *	166	5,355
Idexx Laboratories Inc *	142	6,560
Illumina Inc *	323	12,578
IMS Health Inc	130	1,651
Intuitive Surgical Inc *	99	16,202
Inverness Medical Innovations Inc *	86	3,060
Johnson & Johnson	5,564	316,035
Kinetic Concepts Inc *	42	1,145
Laboratory Corp of America Holdings *	285	19,320
Life Technologies Corp *	406	16,938
Lincare Holdings Inc *	151	3,552
McKesson Corp	350	15,400
Medco Health Solutions Inc *	1,261	57,514
Mednax Inc *	29	1,222
Medtronic Inc	2,923	101,983
Merck & Co Inc	978	27,345
Mettler-Toledo International Inc *	81	6,249
Millipore Corp *	147	10,321
Mylan Inc *	577	7,530
Myriad Genetics Inc *	252	8,984
Omnicare Inc	135	3,478
OSI Pharmaceuticals Inc *	155	4,376
Patterson Cos Inc *	268	5,816
PerkinElmer Inc	74	1,288
Perrigo Co	201	5,584
Pharmaceutical Product Development Inc	279	6,478
Quest Diagnostics Inc	408	23,023
ResMed Inc *	183	7,454
Schering-Plough Corp	3,579	89,905
Sepracor Inc *	292	5,057
St. Jude Medical Inc *	906	37,237
Stryker Corp	886	35,210
Techne Corp	87	5,551
Teleflex Inc	38	1,704
Tenet Healthcare Corp *	733	2,067
Thermo Fisher Scientific Inc *	96	3,914
United Therapeutics Corp *	67	5,583
Universal Health Services Inc ‘B’	11	537
Valeant Pharmaceuticals International *	194	4,990
Varian Medical Systems Inc *	331	11,631
VCA Antech Inc *	202	5,393
Vertex Pharmaceuticals Inc *	454	16,181
Warner Chilcott Ltd ‘A’ * (Bermuda)	193	2,538
Waters Corp *	254	13,073
WellPoint Inc *	96	4,885
Wyeth	764	34,678

		2,077,853

Industrials - 9.8%

3M Co	1,813	108,961
Aecom Technology Corp *	233	7,456
Alliant Techsystems Inc *	87	7,165
AMETEK Inc	264	9,129
AMR Corp *	797	3,204
Armstrong World Industries Inc *	25	412
Avery Dennison Corp	59	1,515
BE Aerospace Inc *	129	1,852
Bucyrus International Inc	54	1,542
C.H. Robinson Worldwide Inc	445	23,207
Carlisle Cos Inc	35	841
Caterpillar Inc	788	26,036
Cintas Corp	89	2,033
Con-way Inc	50	1,766
Continental Airlines Inc ‘B’ *	334	2,959
Cooper Industries Ltd ‘A’ (Bermuda)	90	2,794
Copa Holdings SA ‘A’ (Panama)	84	3,429
Copart Inc *	159	5,513
Corrections Corp of America *	11	187
Crane Co	90	2,008
Cummins Inc	177	6,232
Danaher Corp	422	26,054
Deere & Co	276	11,026
Delta Air Lines Inc *	2,006	11,615
Donaldson Co Inc	184	6,374
Dover Corp	348	11,515
Emerson Electric Co	1,964	63,634
Equifax Inc	263	6,864
Expeditors International of Washington Inc	558	18,604
Fastenal Co	348	11,543
First Solar Inc *	135	21,886
Flowserve Corp	154	10,751
Fluor Corp	471	24,158
FTI Consulting Inc *	125	6,340
GATX Corp	57	1,466
General Dynamics Corp	98	5,428
Goodrich Corp	326	16,290
Graco Inc	49	1,079
Harsco Corp	142	4,019
Honeywell International Inc	1,945	61,073
Hubbell Inc ‘B’	15	481
IDEX Corp	102	2,506
IHS Inc ‘A’ *	115	5,735
Iron Mountain Inc *	452	12,995
ITT Corp	51	2,269
Jacobs Engineering Group Inc *	325	13,679
JB Hunt Transport Services Inc	234	7,144
Joy Global Inc	236	8,430

See Notes to Financial Statements	See explanation of symbols and terms, if any, on 61

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
Kansas City Southern *	116	$1,869
Kirby Corp *	13	413
Landstar System Inc	118	4,237
Lennox International Inc	104	3,339
Lockheed Martin Corp	831	67,020
Masco Corp	400	3,832
McDermott International Inc * (Panama)	602	12,227
Monster Worldwide Inc *	201	2,374
MSC Industrial Direct Co Inc ‘A’	98	3,477
Navistar International Corp *	166	7,238
Norfolk Southern Corp	134	5,048
Northrop Grumman Corp	104	4,751
Owens Corning Inc *	100	1,278
PACCAR Inc	880	28,609
Pall Corp	307	8,154
Pentair Inc	94	2,408
Precision Castparts Corp	367	26,802
Raytheon Co	795	35,322
Republic Services Inc	243	5,932
Robert Half International Inc	404	9,542
Rockwell Automation Inc	41	1,317
Rockwell Collins Inc	398	16,609
Roper Industries Inc	189	8,564
RR Donnelley & Sons Co	142	1,650
Southwest Airlines Co	585	3,937
Spirit AeroSystems Holdings Inc ‘A’ *	100	1,374
Stericycle Inc *	224	11,543
SunPower Corp ‘A’ *	255	6,793
The Boeing Co	159	6,757
The Brink’s Co	123	3,571
The Dun & Bradstreet Corp	141	11,451
The Shaw Group Inc *	181	4,961
The Toro Co	97	2,900
Thomas & Betts Corp *	47	1,356
TransDigm Group Inc *	100	3,620
Union Pacific Corp	701	36,494
United Parcel Service Inc ‘B’	1,806	90,282
United Technologies Corp	2,005	104,180
URS Corp *	29	1,436
UTi Worldwide Inc * (United Kingdom)	249	2,839
Valmont Industries Inc	48	3,460
W.W. Grainger Inc	162	13,265
Wabtec Corp	128	4,118
Waste Connections Inc *	151	3,912
Waste Management Inc	1,156	32,553
WESCO International Inc *	62	1,552

		1,205,565

Information Technology - 30.8%

Accenture Ltd ‘A’ (Bermuda)	1,603	53,636
Activision Blizzard Inc *	857	10,824
Adobe Systems Inc *	1,369	38,743
Advanced Micro Devices Inc *	795	3,077
Affiliated Computer Services Inc ‘A’ *	152	6,752
Agilent Technologies Inc *	876	17,792
Akamai Technologies Inc *	457	8,765
Alliance Data Systems Corp *	154	6,343
Altera Corp	776	12,633
Amdocs Ltd * (United Kingdom)	51	1,094
Amphenol Corp ‘A’	429	13,574
Analog Devices Inc	766	18,982
ANSYS Inc *	214	6,668
Apple Inc *	2,323	330,865
Arrow Electronics Inc *	118	2,506
Autodesk Inc *	410	7,782
Automatic Data Processing Inc	1,313	46,533
Avnet Inc *	110	2,313
BMC Software Inc *	487	16,456
Broadcom Corp ‘A’ *	1,262	31,285
Broadridge Financial Solutions Inc	202	3,349
Brocade Communications Systems Inc *	384	3,003
CA Inc	801	13,961
Cadence Design Systems Inc *	704	4,154
Ciena Corp *	5	52
Cisco Systems Inc *	15,005	279,693
Citrix Systems Inc *	476	15,180
Cognizant Technology Solutions Corp ‘A’ *	766	20,452
Convergys Corp *	49	455
Corning Inc	3,468	55,696
Cree Inc *	224	6,583
Cypress Semiconductor Corp *	352	3,238
Dell Inc *	4,477	61,469
Diebold Inc	132	3,480
Dolby Laboratories Inc ‘A’ *	140	5,219
DST Systems Inc *	92	3,399
eBay Inc *	687	11,768
Electronic Arts Inc *	848	18,419
EMC Corp *	557	7,297
Equinix Inc *	100	7,274
F5 Networks Inc *	208	7,195
FactSet Research Systems Inc	111	5,536
Fidelity National Information Services Inc	178	3,553
Fiserv Inc *	409	18,691
FLIR Systems Inc *	397	8,956
Genpact Ltd * (Bermuda)	124	1,457
Global Payments Inc	213	7,979
Google Inc ‘A’ *	620	261,386
Harris Corp	262	7,430
Hewitt Associates Inc ‘A’ *	200	5,956
Hewlett-Packard Co	4,830	186,680
IAC/InterActiveCorp *	148	2,375
Integrated Device Technology Inc *	151	912
Intel Corp	8,946	148,056
International Business Machines Corp	3,447	359,936
International Rectifier Corp *	68	1,007
Intersil Corp ‘A’	193	2,426
Intuit Inc *	848	23,880
Itron Inc *	98	5,397
Jabil Circuit Inc	258	1,914
JDS Uniphase Corp *	337	1,928
Juniper Networks Inc *	1,368	32,285
Lam Research Corp *	335	8,710
Lender Processing Services Inc	247	6,859
Linear Technology Corp	587	13,706
Macrovision Solutions Corp *	200	4,362
Marvell Technology Group Ltd * (Bermuda)	1,221	14,212
MasterCard Inc ‘A’	223	37,310
Maxim Integrated Products Inc	678	10,638
McAfee Inc *	409	17,256
MEMC Electronic Materials Inc *	589	10,490
Metavante Technologies Inc *	216	5,586
Microchip Technology Inc	442	9,967
Micron Technology Inc *	368	1,862
MICROS Systems Inc *	214	5,419
Microsoft Corp	20,068	477,016
Molex Inc	11	171
Motorola Inc	382	2,533
National Instruments Corp	123	2,775
National Semiconductor Corp	610	7,656
NCR Corp *	423	5,004
NetApp Inc *	875	17,255
NeuStar Inc ‘A’ *	167	3,701
Novell Inc *	443	2,007
Novellus Systems Inc *	177	2,956
Nuance Communications Inc *	481	5,815
NVIDIA Corp *	1,435	16,201
ON Semiconductor Corp *	1,111	7,621
Oracle Corp	9,974	213,643
Paychex Inc	846	21,319
QLogic Corp *	319	4,045

See Notes to Financial Statements	See explanation of symbols and terms, if any, on 61

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
QUALCOMM Inc	4,319	$195,219
Rambus Inc *	282	4,368
Red Hat Inc *	499	10,045
SAIC Inc *	411	7,624
salesforce.com inc *	285	10,878
SanDisk Corp *	297	4,363
Seagate Technology LLC (Cayman)	1,165	12,186
Silicon Laboratories Inc *	124	4,705
Sohu.com Inc *	80	5,026
Sybase Inc *	221	6,926
Symantec Corp *	2,149	33,438
Synopsys Inc *	229	4,468
Teradata Corp *	384	8,997
Teradyne Inc *	485	3,327
Texas Instruments Inc	3,328	70,886
The Western Union Co	1,800	29,520
Total System Services Inc	263	3,522
Trimble Navigation Ltd *	302	5,928
Varian Semiconductor Equipment Associates Inc *	170	4,078
VeriSign Inc *	509	9,406
Visa Inc ‘A’	1,173	73,031
Vishay Intertechnology Inc *	118	801
VMware Inc ‘A’ *	137	3,736
WebMD Health Corp ‘A’ *	17	509
Western Digital Corp *	527	13,966
Xilinx Inc	724	14,813
Yahoo! Inc *	2,903	45,461
Zebra Technologies Corp ‘A’ *	147	3,478

		3,782,499

Materials - 3.8%

Air Products & Chemicals Inc	191	12,337
Albemarle Corp	2	51
Alcoa Inc	1,187	12,262
Ashland Inc	27	757
Ball Corp	163	7,361
Celanese Corp ‘A’	378	8,978
CF Industries Holdings Inc	105	7,785
Cliffs Natural Resources Inc	45	1,101
Compass Minerals International Inc	48	2,636
Crown Holdings Inc *	423	10,211
E.I. du Pont de Nemours & Co	786	20,137
Eagle Materials Inc	101	2,549
Ecolab Inc	621	24,213
FMC Corp	168	7,946
Freeport-McMoRan Copper & Gold Inc	654	32,772
International Flavors & Fragrances Inc	174	5,693
Intrepid Potash Inc *	93	2,611
Martin Marietta Materials Inc	48	3,786
Monsanto Co	1,425	105,935
Nalco Holding Co	375	6,315
Newmont Mining Corp	1,252	51,169
Owens-Illinois Inc *	361	10,112
Packaging Corp of America	8	130
Pactiv Corp *	300	6,510
Praxair Inc	804	57,140
Royal Gold Inc	31	1,293
RPM International Inc	200	2,808
Schnitzer Steel Industries Inc ‘A’	48	2,537
Sigma-Aldrich Corp	332	16,454
Southern Copper Corp	317	6,479
Terra Industries Inc	162	3,924
The Lubrizol Corp	145	6,860
The Mosaic Co	415	18,385
The Scotts Miracle-Gro Co ‘A’	124	4,346
Walter Energy Inc	142	5,146

		468,729

Telecommunication Services - 0.6%

American Tower Corp ‘A’ *	1,042	32,854
Crown Castle International Corp *	251	6,029
Frontier Communications Corp	378	2,699
Leap Wireless International Inc *	123	4,051
MetroPCS Communications Inc *	671	8,931
NII Holdings Inc *	29	553
SBA Communications Corp ‘A’ *	308	7,558
tw telecom Inc *	400	4,108
Windstream Corp	451	3,770

		70,553

Utilities - 1.0%

Allegheny Energy Inc	277	7,105
American Water Works Co Inc	14	267
Calpine Corp *	436	4,861
CenterPoint Energy Inc	780	8,642
Constellation Energy Group Inc	377	10,021
DPL Inc	45	1,043
EQT Corp	323	11,276
Exelon Corp	136	6,965
FPL Group Inc	143	8,131
Integrys Energy Group Inc	50	1,499
ITC Holdings Corp	133	6,033
NV Energy Inc	231	2,492
Ormat Technologies Inc	44	1,774
PPL Corp	985	32,466
The AES Corp *	1,413	16,405

		118,980

Total Common Stocks
(Cost $11,767,598)		12,056,408

EXCHANGE-TRADED FUND - 0.3%

iShares Russell 1000 Growth Index Fund	806	33,070

Total Exchange-Traded Fund (Cost $33,294)		33,070

	Principal
	Amount
SHORT-TERM INVESTMENT - 4.8%

Repurchase Agreement - 4.8%

Fixed Income Clearing Corp
0.010% due 07/01/09 (Dated 06/30/09, repurchase price of $590,000; collateralized by Federal Home Loan Bank: 5.648% due 11/27/37 and market value $606,513)	$590,000	590,000

Total Short-Term Investment (Cost $590,000)		590,000

TOTAL INVESTMENTS - 103.4% (Cost $12,390,892)		12,679,478

OTHER ASSETS & LIABILITIES, NET - (3.4%)		(419,661)

NET ASSETS - 100.0%		$12,259,817

See Notes to Financial Statements	See explanation of symbols and terms, if any, on 61

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2009, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	30.8%
Health Care	16.9%
Consumer Staples	16.1%
Consumer Discretionary	10.1%
Industrials	9.8%
Financials	4.9%
Short-Term Investment	4.8%
Energy	4.3%
Materials	3.8%
Utilities	1.0%
Telecommunication Services	0.6%
Exchange-Traded Fund	0.3%

103.4%
Other Assets & Liabilities, Net	(3.4%)

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on 61

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.9%

Consumer Discretionary - 8.9%

Abercrombie & Fitch Co ‘A’	134	$3,402
Autoliv Inc	255	7,336
AutoNation Inc *	199	3,453
Barnes & Noble Inc	104	2,146
Big Lots Inc *	221	4,648
BorgWarner Inc	38	1,298
Boyd Gaming Corp *	200	1,700
Cablevision Systems Corp ‘A’	666	12,927
Career Education Corp *	21	523
CarMax Inc *	195	2,866
Carnival Corp (Panama)	709	18,271
CBS Corp ‘B’	1,801	12,463
Centex Corp	317	2,682
Central European Media Enterprises Ltd ‘A’ * (Bermuda)	106	2,087
Chico’s FAS Inc *	18	175
Choice Hotels International Inc	41	1,091
Clear Channel Outdoor Holdings Inc ‘A’ *	188	996
Comcast Corp ‘A’	7,838	113,573
D.R. Horton Inc	827	7,741
Discovery Communications Inc ‘C’ *	38	780
DISH Network Corp ‘A’ *	599	9,710
DreamWorks Animation SKG Inc ‘A’ *	212	5,849
Expedia Inc *	68	1,027
Federal Mogul Corp *	28	265
Foot Locker Inc	266	2,785
Ford Motor Co *	9,131	55,425
Fortune Brands Inc	428	14,869
GameStop Corp ‘A’ *	63	1,387
Gannett Co Inc	681	2,431
Garmin Ltd (Cayman)	77	1,834
Genuine Parts Co	448	15,035
Harley-Davidson Inc	696	11,282
Harman International Industries Inc	94	1,767
Hasbro Inc	163	3,951
Hillenbrand Inc	100	1,664
Interactive Data Corp	86	1,990
International Game Technology	154	2,449
International Speedway Corp ‘A’	72	1,844
J.C. Penney Co Inc	658	18,891
Jarden Corp *	247	4,631
Johnson Controls Inc	793	17,224
KB Home	224	3,064
Kohl’s Corp *	66	2,822
Lamar Advertising Co ‘A’ *	194	2,962
Las Vegas Sands Corp *	179	1,407
Leggett & Platt Inc	184	2,802
Lennar Corp ‘A’	427	4,138
Liberty Global Inc ‘A’ *	790	12,553
Liberty Media Corp - Capital ‘A’ *	222	3,010
Liberty Media Corp - Entertainment ‘A’ *	1,510	40,392
Liberty Media Corp - Interactive ‘A’ *	1,669	8,362
Limited Brands Inc	278	3,328
Lowe’s Cos Inc	2,980	57,842
M.D.C. Holdings Inc	72	2,168
Macy’s Inc	1,247	14,665
Marriott International Inc ‘A’	469	10,351
Mattel Inc	245	3,932
Meredith Corp	104	2,657
MGM Mirage *	351	2,243
Mohawk Industries Inc *	166	5,923
Newell Rubbermaid Inc	696	7,245
News Corp ‘A’	6,637	60,463
NVR Inc *	14	7,033
Office Depot Inc *	717	3,270
Penn National Gaming Inc *	200	5,822
Penske Auto Group Inc	78	1,298
Phillips-Van Heusen Corp	66	1,894
Polo Ralph Lauren Corp	13	696
Pulte Homes Inc	478	4,221
RadioShack Corp	330	4,607
Regal Entertainment Group ‘A’	103	1,369
Royal Caribbean Cruises Ltd (Liberia)	274	3,710
Scripps Networks Interactive Inc ‘A’	87	2,421
Sears Holdings Corp *	148	9,845
Service Corp International	652	3,573
Signet Jewelers Ltd (Bermuda)	218	4,539
Snap-on Inc	105	3,018
Starwood Hotels & Resorts Worldwide Inc	465	10,323
The Black & Decker Corp	181	5,187
The Gap Inc	186	3,050
The Home Depot Inc	4,665	110,234
The Interpublic Group of Cos Inc *	1,428	7,211
The New York Times Co ‘A’	224	1,234
The Sherwin-Williams Co	46	2,473
The Stanley Works	232	7,851
The Walt Disney Co	5,472	127,662
The Washington Post Co ‘B’	16	5,635
Thor Industries Inc	36	661
Tiffany & Co	36	913
Time Warner Cable Inc	1,042	33,000
Time Warner Inc	3,528	88,870
Toll Brothers Inc *	407	6,907
TRW Automotive Holdings Corp *	80	904
VF Corp	205	11,347
Viacom Inc ‘B’ *	1,573	35,707
Virgin Media Inc	803	7,508
WABCO Holdings Inc	13	230
Warner Music Group Corp *	158	924
Weight Watchers International Inc	100	2,577
Wendy’s/Arby’s Group Inc ‘A’	671	2,684
Whirlpool Corp	220	9,363
Williams-Sonoma Inc	190	2,255
Wyndham Worldwide Corp	308	3,733
Wynn Resorts Ltd *	200	7,060

		1,181,616

Consumer Staples - 5.7%

Alberto-Culver Co	38	966
Archer-Daniels-Midland Co	835	22,353
BJ’s Wholesale Club Inc *	141	4,544
Brown-Forman Corp ‘B’	33	1,418
Bunge Ltd (Bermuda)	361	21,750
Campbell Soup Co	192	5,649
Central European Distribution Corp *	134	3,560
Coca-Cola Enterprises Inc	144	2,398
ConAgra Foods Inc	1,325	25,254
Constellation Brands Inc ‘A’ *	569	7,215
Corn Products International Inc	200	5,358
CVS Caremark Corp	2,983	95,068
Del Monte Foods Co	598	5,609
Dr Pepper Snapple Group Inc *	753	15,956
Energizer Holdings Inc *	36	1,881
Flowers Foods Inc	46	1,005
General Mills Inc	572	32,043
H.J. Heinz Co	183	6,533
Hormel Foods Corp	165	5,699
Kimberly-Clark Corp	162	8,494
Kraft Foods Inc ‘A’	4,341	110,001
Lorillard Inc	63	4,270
Mead Johnson Nutrition Co ‘A’ *	36	1,144
Molson Coors Brewing Co ‘B’	359	15,196
NBTY Inc *	37	1,040
PepsiAmericas Inc	147	3,941
Ralcorp Holdings Inc *	176	10,722
Reynolds American Inc	501	19,349

See Notes to Financial Statements	See explanation of symbols and terms, if any, on 61

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
RITE AID Corp *	1,634	$2,467
Safeway Inc	1,261	25,687
Sara Lee Corp	1,556	15,187
Smithfield Foods Inc *	342	4,778
SUPERVALU Inc	686	8,884
The Clorox Co	54	3,015
The Coca-Cola Co	1,462	70,161
The Hershey Co	194	6,984
The J.M. Smucker Co	352	17,128
The Kroger Co	311	6,858
The Pepsi Bottling Group Inc	67	2,267
The Procter & Gamble Co	2,946	150,541
Tyson Foods Inc ‘A’	897	11,311
Whole Foods Market Inc	57	1,082

		764,766

Energy - 19.3%

Anadarko Petroleum Corp	1,473	66,859
Apache Corp	989	71,356
Arch Coal Inc	432	6,640
Atwood Oceanics Inc *	29	722
Baker Hughes Inc	916	33,379
BJ Services Co	870	11,858
Cabot Oil & Gas Corp	310	9,498
Chesapeake Energy Corp	1,850	36,685
Chevron Corp	5,901	390,941
Cimarex Energy Co	250	7,085
Comstock Resources Inc *	130	4,297
Concho Resources Inc *	209	5,996
ConocoPhillips	4,364	183,550
Continental Resources Inc *	38	1,055
Denbury Resources Inc *	702	10,340
Devon Energy Corp	1,310	71,395
El Paso Corp	1,504	13,882
Encore Acquisition Co *	138	4,257
ENSCO International Inc	303	10,566
EOG Resources Inc	739	50,193
EXCO Resources Inc *	33	426
Exterran Holdings Inc *	118	1,893
Exxon Mobil Corp	10,646	744,262
Forest Oil Corp *	224	3,342
Frontier Oil Corp	97	1,272
Frontline Ltd (Bermuda)	133	3,240
Halliburton Co	2,647	54,793
Helix Energy Solutions Group Inc *	313	3,402
Helmerich & Payne Inc	218	6,730
Hess Corp	858	46,117
Marathon Oil Corp	2,089	62,942
Mariner Energy Inc *	12	141
Massey Energy Co	56	1,094
Murphy Oil Corp	565	30,691
Nabors Industries Ltd * (Bermuda)	842	13,118
National Oilwell Varco Inc *	1,232	40,237
Newfield Exploration Co *	394	12,872
Noble Energy Inc	513	30,252
Occidental Petroleum Corp	2,388	157,154
Oil States International Inc *	162	3,922
Overseas Shipholding Group Inc	77	2,621
Patterson-UTI Energy Inc	404	5,195
Pioneer Natural Resources Co	341	8,696
Plains Exploration & Production Co *	170	4,651
Pride International Inc *	279	6,992
Range Resources Corp	400	16,564
Rowan Cos Inc	283	5,468
SandRidge Energy Inc *	378	3,221
Schlumberger Ltd (Netherlands)	1,910	103,350
SEACOR Holdings Inc *	50	3,762
Smith International Inc	267	6,875
Southern Union Co	337	6,197
Spectra Energy Corp	1,901	32,165
St. Mary Land & Exploration Co	119	2,484
Sunoco Inc	349	8,097
Superior Energy Services Inc *	203	3,506
Teekay Corp	84	1,767
Tesoro Corp	258	3,284
The Williams Cos Inc	1,718	26,818
Tidewater Inc	159	6,816
Unit Corp *	128	3,529
Valero Energy Corp	1,527	25,791
Whiting Petroleum Corp *	153	5,379
XTO Energy Inc	1,711	65,258

		2,566,940

Financials - 22.4%

Alexandria Real Estate Equities Inc REIT	97	3,472
Alleghany Corp *	13	3,523
Allied World Assurance Co Holdings Ltd (Bermuda)	150	6,124
AMB Property Corp REIT	437	8,220
American Express Co	2,444	56,799
American Financial Group Inc	238	5,136
American International Group Inc	4,103	4,759
American National Insurance Co	49	3,703
AmeriCredit Corp *	192	2,602
Ameriprise Financial Inc	600	14,562
Annaly Capital Management Inc REIT	1,614	24,436
Aon Corp	819	31,016
Apartment Investment & Management Co ‘A’ REIT	357	3,159
Arch Capital Group Ltd * (Bermuda)	157	9,197
Arthur J. Gallagher & Co	24	512
Aspen Insurance Holdings Ltd (Bermuda)	251	5,607
Associated Banc-Corp	388	4,850
Assurant Inc	352	8,480
AvalonBay Communities Inc REIT	238	13,314
AXIS Capital Holdings Ltd (Bermuda)	293	7,671
BancorpSouth Inc	222	4,558
Bank of America Corp	22,522	297,290
Bank of Hawaii Corp	151	5,410
BB&T Corp	1,910	41,982
BlackRock Inc	39	6,841
BOK Financial Corp	28	1,055
Boston Properties Inc REIT	360	17,172
Brandywine Realty Trust REIT	413	3,077
BRE Properties Inc REIT	164	3,897
Brown & Brown Inc	87	1,734
Camden Property Trust REIT	201	5,548
Capital One Financial Corp	959	20,983
CapitalSource Inc	474	2,313
Chimera Investment Corp REIT	1,861	6,495
Cincinnati Financial Corp	394	8,806
CIT Group Inc	1,080	2,322
Citigroup Inc	16,083	47,766
City National Corp	131	4,825
CME Group Inc	184	57,244
CNA Financial Corp	25	387
Comerica Inc	450	9,517
Commerce Bancshares Inc	95	3,024
Corporate Office Properties Trust REIT	190	5,573
Cullen/Frost Bankers Inc	156	7,195
Discover Financial Services	1,427	14,655
Douglas Emmett Inc REIT	323	2,904
Duke Realty Corp REIT	609	5,341
Endurance Specialty Holdings Ltd (Bermuda)	102	2,989
Equity Residential REIT	813	18,073
Erie Indemnity Co ‘A’	15	536
Essex Property Trust Inc REIT	86	5,352
Everest Re Group Ltd (Bermuda)	184	13,169
Federal Realty Investment Trust REIT	155	7,986
Federated Investors Inc ‘B’	25	602
Fidelity National Financial Inc ‘A’	597	8,077

See Notes to Financial Statements	See explanation of symbols and terms, if any, on 61

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
Fifth Third Bancorp	1,712	$12,155
First Citizens BancShares Inc ‘A’	14	1,871
First Horizon National Corp *	642	7,709
First Niagara Financial Group Inc	456	5,207
Forest City Enterprises Inc ‘A’	320	2,112
Franklin Resources Inc	246	17,714
Fulton Financial Corp	540	2,813
Genworth Financial Inc ‘A’	746	5,215
HCC Insurance Holdings Inc	320	7,683
HCP Inc REIT	467	9,896
Health Care REIT Inc	168	5,729
Hospitality Properties Trust REIT	287	3,412
Host Hotels & Resorts Inc REIT	1,721	14,439
HRPT Properties Trust REIT	637	2,586
Hudson City Bancorp Inc	627	8,333
Huntington Bancshares Inc	1,301	5,438
Interactive Brokers Group Inc ‘A’ *	127	1,972
Invesco Ltd (Bermuda)	1,132	20,172
Investment Technology Group Inc *	100	2,039
Janus Capital Group Inc	93	1,060
Jefferies Group Inc *	70	1,493
Jones Lang LaSalle Inc	109	3,568
JPMorgan Chase & Co	11,045	376,745
KeyCorp	1,538	8,059
Kimco Realty Corp REIT	1,065	10,703
Legg Mason Inc	419	10,215
Leucadia National Corp *	333	7,023
Liberty Property Trust REIT	318	7,327
Lincoln National Corp	527	9,070
Loews Corp	938	25,701
M&T Bank Corp	214	10,899
Macerich Co REIT	239	4,209
Mack-Cali Realty Corp REIT	236	5,381
Markel Corp *	26	7,324
Marsh & McLennan Cos Inc	1,430	28,786
Marshall & Ilsley Corp	805	3,864
MBIA Inc *	312	1,351
Mercury General Corp	67	2,240
MetLife Inc	1,696	50,897
Morgan Stanley	2,879	82,080
Nationwide Health Properties Inc REIT	81	2,085
New York Community Bancorp Inc	1,031	11,021
NYSE Euronext	572	15,587
Odyssey Re Holdings Corp	43	1,719
Old Republic International Corp	690	6,796
OneBeacon Insurance Group Ltd ‘A’ (Bermuda)	94	1,099
PartnerRe Ltd (Bermuda)	169	10,977
People’s United Financial Inc	1,028	15,461
Plum Creek Timber Co Inc REIT	314	9,351
Popular Inc	726	1,597
ProLogis REIT	1,252	10,091
Protective Life Corp	228	2,608
Prudential Financial Inc	596	22,183
Raymond James Financial Inc	294	5,060
Rayonier Inc REIT	132	4,798
Realty Income Corp REIT	315	6,905
Regency Centers Corp REIT	239	8,343
Regions Financial Corp	3,424	13,833
Reinsurance Group of America Inc	180	6,284
RenaissanceRe Holdings Ltd (Bermuda)	187	8,703
Senior Housing Properties Trust REIT	318	5,190
Simon Property Group Inc REIT	405	20,829
SL Green Realty Corp REIT	231	5,299
SLM Corp *	1,088	11,174
StanCorp Financial Group Inc	126	3,614
State Street Corp	681	32,143
SunTrust Banks Inc	1,009	16,598
Synovus Financial Corp	801	2,395
Taubman Centers Inc REIT	161	4,324
TCF Financial Corp	387	5,174
TFS Financial Corp	167	1,774
The Allstate Corp	1,586	38,698
The Bank of New York Mellon Corp	2,802	82,127
The Chubb Corp	1,041	41,515
The First American Corp	279	7,229
The Goldman Sachs Group Inc	1,390	204,942
The Hanover Insurance Group Inc	144	5,488
The Hartford Financial Services Group Inc	967	11,478
The NASDAQ OMX Group Inc *	202	4,305
The PNC Financial Services Group Inc	1,355	52,588
The Progressive Corp *	1,811	27,364
The Student Loan Corp	3	112
The Travelers Cos Inc	1,727	70,876
Torchmark Corp	247	9,149
Transatlantic Holdings Inc	84	3,640
U.S. Bancorp	5,592	100,209
UDR Inc REIT	455	4,700
Unitrin Inc	86	1,034
Unum Group	942	14,940
Validus Holdings Ltd (Bermuda)	100	2,198
Valley National Bancorp	366	4,282
Ventas Inc REIT	454	13,556
Vornado Realty Trust REIT	452	20,354
W.R. Berkley Corp	274	5,883
Washington Federal Inc	244	3,172
Weingarten Realty Investors REIT	315	4,571
Wells Fargo & Co	11,908	288,888
Wesco Financial Corp	2	582
White Mountains Insurance Group Ltd (Bermuda)	20	4,578
Whitney Holding Corp	213	1,951
Wilmington Trust Corp	212	2,896
XL Capital Ltd ‘A’ (Cayman)	1,016	11,643
Zions Bancorp	348	4,023

		2,978,316

Health Care - 9.7%

Aetna Inc	1,037	25,977
AmerisourceBergen Corp	119	2,111
Boston Scientific Corp *	2,809	28,483
Bristol-Myers Squibb Co	2,609	52,989
Brookdale Senior Living Inc	71	692
Cardinal Health Inc	1,065	32,536
Charles River Laboratories International Inc *	69	2,329
CIGNA Corp	756	18,212
Community Health Systems Inc *	143	3,611
Coventry Health Care Inc *	320	5,987
Eli Lilly & Co	1,425	49,362
Endo Pharmaceuticals Holdings Inc *	356	6,380
Forest Laboratories Inc *	893	22,423
Health Net Inc *	315	4,898
Hill-Rom Holdings Inc	87	1,411
Hologic Inc *	688	9,790
Humana Inc *	320	10,323
IMS Health Inc	373	4,737
Inverness Medical Innovations Inc *	111	3,949
Johnson & Johnson	1,836	104,285
Kinetic Concepts Inc *	102	2,779
King Pharmaceuticals Inc *	741	7,136
Life Technologies Corp *	67	2,795
LifePoint Hospitals Inc *	165	4,331
Lincare Holdings Inc *	47	1,105
McKesson Corp	411	18,084
Mednax Inc *	104	4,382
Merck & Co Inc	5,051	141,226
Mylan Inc *	271	3,537
Omnicare Inc	207	5,332
PerkinElmer Inc	276	4,802
Pfizer Inc	19,813	297,195

See Notes to Financial Statements	See explanation of symbols and terms, if any, on 61

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
Schering-Plough Corp	726	$18,237
Teleflex Inc	54	2,421
Tenet Healthcare Corp *	455	1,283
The Cooper Cos Inc	137	3,388
Thermo Fisher Scientific Inc *	1,135	46,274
UnitedHealth Group Inc	3,506	87,580
Universal Health Services Inc ‘B’	128	6,253
Warner Chilcott Ltd ‘A’ * (Bermuda)	31	408
Watson Pharmaceuticals Inc *	314	10,579
WellPoint Inc *	1,328	67,582
Wyeth	3,030	137,532
Zimmer Holdings Inc *	637	27,136

		1,291,862

Industrials - 9.8%

AGCO Corp *	276	8,023
Alexander & Baldwin Inc	102	2,391
Armstrong World Industries Inc *	20	330
Avery Dennison Corp	247	6,343
BE Aerospace Inc *	162	2,326
Bucyrus International Inc	185	5,284
Burlington Northern Santa Fe Corp	776	57,067
Carlisle Cos Inc	138	3,318
Caterpillar Inc	890	29,406
Cintas Corp	324	7,400
Con-way Inc	99	3,496
Cooper Industries Ltd ‘A’ (Bermuda)	351	10,899
Corrections Corp of America *	275	4,672
Covanta Holding Corp *	386	6,547
Crane Co	45	1,004
CSX Corp	1,157	40,067
Cummins Inc	402	14,154
Danaher Corp	290	17,905
Deere & Co	939	37,513
Dover Corp	174	5,758
Eaton Corp	491	21,903
Equifax Inc	87	2,271
FedEx Corp	919	51,115
Gardner Denver Inc *	131	3,297
GATX Corp	63	1,620
General Cable Corp *	156	5,862
General Dynamics Corp	924	51,180
General Electric Co	31,112	364,633
Graco Inc	100	2,202
Harsco Corp	84	2,377
Hertz Global Holdings Inc *	562	4,490
Hubbell Inc ‘B’	167	5,354
IDEX Corp	121	2,973
Illinois Tool Works Inc	1,326	49,513
ITT Corp	487	21,671
Joy Global Inc	40	1,429
Kansas City Southern *	168	2,706
KBR Inc	479	8,833
Kennametal Inc	191	3,663
Kirby Corp *	110	3,497
L-3 Communications Holdings Inc	346	24,005
Lincoln Electric Holdings Inc	127	4,577
Manpower Inc	218	9,230
Masco Corp	572	5,480
Monster Worldwide Inc *	154	1,819
Norfolk Southern Corp	944	35,560
Northrop Grumman Corp	843	38,508
Oshkosh Corp	226	3,286
Owens Corning Inc *	140	1,789
PACCAR Inc	84	2,731
Parker-Hannifin Corp	476	20,449
Pentair Inc	185	4,740
Pitney Bowes Inc	615	13,487
Quanta Services Inc *	587	13,577
Raytheon Co	271	12,041
Republic Services Inc	622	15,183
Rockwell Automation Inc	359	11,531
Roper Industries Inc	32	1,450
RR Donnelley & Sons Co	407	4,729
Ryder System Inc	171	4,774
Southwest Airlines Co	1,520	10,230
Spirit AeroSystems Holdings Inc ‘A’ *	178	2,446
SPX Corp	147	7,199
Terex Corp *	324	3,911
Textron Inc	862	8,327
The Boeing Co	1,966	83,555
The Manitowoc Co Inc	402	2,115
The Shaw Group Inc *	50	1,370
The Timken Co	256	4,372
Thomas & Betts Corp *	90	2,597
Trinity Industries Inc	239	3,255
Union Pacific Corp	699	36,390
United Technologies Corp	205	10,652
URS Corp *	217	10,746
USG Corp *	131	1,319
Waste Connections Inc *	87	2,254
Waste Management Inc	160	4,506
WESCO International Inc *	63	1,578

		1,300,260

Information Technology - 4.8%

Activision Blizzard Inc *	697	8,803
Advanced Micro Devices Inc *	835	3,231
Affiliated Computer Services Inc ‘A’ *	93	4,131
Amdocs Ltd * (United Kingdom)	487	10,446
Applied Materials Inc	3,928	43,090
Arrow Electronics Inc *	180	3,823
Atmel Corp *	1,362	5,080
Autodesk Inc *	223	4,233
Avnet Inc *	278	5,846
AVX Corp	76	755
Broadridge Financial Solutions Inc	154	2,553
Brocade Communications Systems Inc *	751	5,873
CA Inc	284	4,950
Ciena Corp *	248	2,567
CommScope Inc *	249	6,539
Computer Sciences Corp *	432	19,138
Compuware Corp *	732	5,022
Convergys Corp *	205	1,902
Corning Inc	675	10,841
Cypress Semiconductor Corp *	21	193
Diebold Inc	28	738
DST Systems Inc *	26	961
eBay Inc *	2,531	43,356
EchoStar Corp ‘A’ *	84	1,339
EMC Corp *	5,319	69,679
Fairchild Semiconductor International Inc *	396	2,768
Fidelity National Information Services Inc	323	6,447
Harris Corp	100	2,836
Hewlett-Packard Co	1,595	61,647
IAC/InterActiveCorp *	189	3,033
Ingram Micro Inc ‘A’ *	484	8,470
Integrated Device Technology Inc *	431	2,603
Intel Corp	6,273	103,818
International Rectifier Corp *	93	1,377
Intersil Corp ‘A’	215	2,703
Itron Inc *	10	551
Jabil Circuit Inc	290	2,152
JDS Uniphase Corp *	315	1,802
KLA-Tencor Corp	506	12,777
Lexmark International Inc ‘A’ *	242	3,836
LSI Corp *	1,933	8,814
Macrovision Solutions Corp *	100	2,181
Marvell Technology Group Ltd * (Bermuda)	164	1,909
Maxim Integrated Products Inc	155	2,432

See Notes to Financial Statements	See explanation of symbols and terms, if any, on 61

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
Microchip Technology Inc	57	$1,285
Micron Technology Inc *	2,073	10,489
Molex Inc	351	5,458
Motorola Inc	6,239	41,365
Novell Inc *	574	2,600
Novellus Systems Inc *	138	2,305
Nuance Communications Inc *	44	532
PMC-Sierra Inc *	668	5,317
SAIC Inc *	168	3,116
SanDisk Corp *	353	5,186
Seagate Technology LLC (Cayman)	171	1,789
Sun Microsystems Inc *	2,156	19,878
Synopsys Inc *	128	2,497
Tech Data Corp *	154	5,037
Tellabs Inc *	1,187	6,802
Teradata Corp *	107	2,507
Total System Services Inc	141	1,888
Vishay Intertechnology Inc *	446	3,028
Western Digital Corp *	69	1,829
Xerox Corp	2,467	15,986
Yahoo! Inc *	234	3,664

		639,803

Materials - 3.5%

Air Products & Chemicals Inc	407	26,288
Airgas Inc	243	9,849
AK Steel Holding Corp	327	6,275
Albemarle Corp	231	5,907
Alcoa Inc	1,550	16,012
Allegheny Technologies Inc	300	10,479
Aptargroup Inc	190	6,416
Ashland Inc	206	5,778
Ball Corp	101	4,561
Bemis Co Inc	269	6,779
Cabot Corp	155	1,950
Carpenter Technology Corp	135	2,809
CF Industries Holdings Inc	21	1,557
Cliffs Natural Resources Inc	353	8,638
Commercial Metals Co	303	4,857
Compass Minerals International Inc	47	2,581
Cytec Industries Inc	146	2,719
E.I. du Pont de Nemours & Co	1,786	45,757
Eastman Chemical Co	217	8,224
FMC Corp	41	1,939
Freeport-McMoRan Copper & Gold Inc	478	23,953
Greif Inc ‘A’	100	4,422
Huntsman Corp	497	2,500
International Flavors & Fragrances Inc	21	687
International Paper Co	1,280	19,366
Intrepid Potash Inc *	1	28
Martin Marietta Materials Inc	83	6,547
MeadWestvaco Corp	474	7,778
Nucor Corp	928	41,231
Owens-Illinois Inc *	95	2,661
Packaging Corp of America	289	4,682
Pactiv Corp *	76	1,649
PPG Industries Inc	488	21,423
Reliance Steel & Aluminum Co	181	6,949
Royal Gold Inc	90	3,753
RPM International Inc	135	1,895
Schnitzer Steel Industries Inc ‘A’	19	1,004
Sealed Air Corp	461	8,506
Sonoco Products Co	264	6,323
Southern Copper Corp	119	2,432
Steel Dynamics Inc	543	7,998
Temple-Inland Inc	327	4,290
Terra Industries Inc	100	2,422
The Dow Chemical Co	3,281	52,955
The Lubrizol Corp	29	1,372
The Valspar Corp	266	5,993
Titanium Metals Corp	262	2,408
United States Steel Corp	425	15,190
Vulcan Materials Co	328	14,137
Weyerhaeuser Co	627	19,080

		473,009

Telecommunication Services - 6.2%

AT&T Inc	17,371	431,496
CenturyTel Inc	275	8,442
Clearwire Corp ‘A’ *	163	901
Crown Castle International Corp *	526	12,635
Embarq Corp	404	16,992
Frontier Communications Corp	543	3,877
Leap Wireless International Inc *	49	1,614
Level 3 Communications Inc *	4,859	7,337
NII Holdings Inc *	467	8,906
Qwest Communications International Inc	4,362	18,102
Sprint Nextel Corp *	8,251	39,687
Telephone & Data Systems Inc	252	7,132
US Cellular Corp *	48	1,846
Verizon Communications Inc	8,366	257,087
Windstream Corp	651	5,442

		821,496

Utilities - 7.6%

AGL Resources Inc	217	6,901
Allegheny Energy Inc	200	5,130
Alliant Energy Corp	319	8,335
Ameren Corp	619	15,407
American Electric Power Co Inc	1,409	40,706
American Water Works Co Inc	171	3,268
Aqua America Inc	409	7,321
Atmos Energy Corp	243	6,085
Calpine Corp *	429	4,783
CenterPoint Energy Inc	213	2,360
CMS Energy Corp	685	8,275
Consolidated Edison Inc	812	30,385
Constellation Energy Group Inc	87	2,312
Dominion Resources Inc	1,742	58,218
DPL Inc	306	7,090
DTE Energy Co	488	15,616
Duke Energy Corp	3,800	55,442
Dynegy Inc ‘A’ *	1,315	2,985
Edison International	964	30,327
Energen Corp	193	7,701
Entergy Corp	579	44,884
Exelon Corp	1,756	89,925
FirstEnergy Corp	902	34,953
FPL Group Inc	1,054	59,930
Great Plains Energy Inc	409	6,360
Hawaiian Electric Industries Inc	279	5,318
Integrys Energy Group Inc	181	5,428
MDU Resources Group Inc	504	9,561
Mirant Corp *	435	6,847
National Fuel Gas Co	197	7,108
NiSource Inc	823	9,596
Northeast Utilities	523	11,668
NRG Energy Inc *	757	19,652
NSTAR	292	9,376
NV Energy Inc	412	4,446
OGE Energy Corp	278	7,873
ONEOK Inc	286	8,434
Pepco Holdings Inc	661	8,884
PG&E Corp	1,089	41,861
Pinnacle West Capital Corp	303	9,135
Progress Energy Inc	826	31,248
Public Service Enterprise Group Inc	1,495	48,782
Questar Corp	506	15,716
RRI Energy Inc *	1,053	5,276
SCANA Corp	364	11,819

See Notes to Financial Statements	See explanation of symbols and terms, if any, on 61

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
Sempra Energy	722	$35,833
TECO Energy Inc	567	6,764
The AES Corp *	393	4,563
The Southern Co	2,308	71,917
UGI Corp	312	7,953
Vectren Corp	208	4,873
Westar Energy Inc	329	6,175
Wisconsin Energy Corp	348	14,167
Xcel Energy Inc	1,351	24,872

		1,009,844

Total Common Stocks (Cost $12,919,878)		13,027,912

EXCHANGE-TRADED FUND - 0.6%

iShares Russell 1000 Value Index Fund	1,550	73,780

Total Exchange-Traded Fund (Cost $74,267)		73,780

	Principal
	Amount
SHORT-TERM INVESTMENT - 5.4%

Repurchase Agreement - 5.4%

Fixed Income Clearing Corp
0.010% due 07/01/09 (Dated 06/30/09, repurchase price of $718,000; collateralized by Federal Home Loan Bank: 5.648% due 11/27/37 and market value $736,838)	$718,000	718,000

Total Short-Term Investment (Cost $718,000)		718,000

TOTAL INVESTMENTS - 103.9% (Cost $13,712,145)		13,819,692

OTHER ASSETS & LIABILITIES, NET - (3.9%)		(517,232)

NET ASSETS - 100.0%		$13,302,460

Notes to Schedule of Investments

(a)	As of June 30, 2009, the portfolio was diversified as a percentage of net assets as follows:

Financials	22.4%
Energy	19.3%
Industrials	9.8%
Health Care	9.7%
Consumer Discretionary	8.9%
Utilities	7.6%
Telecommunication Services	6.2%
Consumer Staples	5.7%
Short-Term Investment	5.4%
Information Technology	4.8%
Materials	3.5%
Exchange-Traded Fund	0.6%

103.9%
Other Assets & Liabilities, Net	(3.9%)

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on 61

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value

COMMON STOCKS - 95.3%

Consumer Discretionary - 14.3%

1-800-FLOWERS.COM Inc ‘A’ *	24	$46
99 Cents Only Stores *	744	10,104
AFC Enterprises Inc *	14	94
Ambassadors Group Inc	310	4,269
America’s Car-Mart Inc *	116	2,378
American Apparel Inc *	548	1,995
American Public Education Inc *	325	12,873
Amerigon Inc *	406	2,477
Ameristar Casinos Inc	464	8,830
Arbitron Inc	471	7,484
ArvinMeritor Inc	100	439
Bally Technologies Inc *	942	28,185
bebe Stores Inc	439	3,020
Benihana Inc ‘A’ *	145	916
Big 5 Sporting Goods Corp	397	4,391
BJ’s Restaurants Inc *	336	5,668
Blue Nile Inc *	226	9,716
Blyth Inc	15	492
Bridgepoint Education Inc *	232	3,944
Buffalo Wild Wings Inc *	321	10,439
California Pizza Kitchen Inc *	357	4,745
Capella Education Co *	248	14,868
Caribou Coffee Co Inc *	157	1,008
Carmike Cinemas Inc	132	1,106
Carrols Restaurant Group Inc *	168	1,119
Carter’s Inc *	799	19,663
CEC Entertainment Inc *	407	11,998
Charlotte Russe Holding Inc *	269	3,465
Charming Shoppes Inc *	100	372
Cherokee Inc	149	2,953
China Automotive Systems Inc *	41	225
ChinaCast Education Corp *	548	3,902
Christopher & Banks Corp	88	590
Cinemark Holdings Inc	489	5,535
Citi Trends Inc *	248	6,418
CKE Restaurants Inc	852	7,225
CKX Inc *	991	7,026
Coinstar Inc *	518	13,831
Coldwater Creek Inc *	790	4,787
Collective Brands Inc *	500	7,285
Cooper Tire & Rubber Co	1,021	10,128
Core-Mark Holding Co Inc *	37	964
Corinthian Colleges Inc *	1,410	23,871
CPI Corp	92	1,563
Cracker Barrel Old Country Store Inc	281	7,840
Crocs Inc *	572	1,945
Crown Media Holdings Inc ‘A’ *	114	190
Deckers Outdoor Corp *	226	15,881
Denny’s Corp *	1,633	3,511
Destination Maternity Corp *	71	1,184
DineEquity Inc	300	9,357
Dolan Media Co *	511	6,536
Domino’s Pizza Inc *	89	667
Dorman Products Inc *	17	235
Dover Downs Gaming & Entertainment Inc	226	1,051
Drew Industries Inc *	212	2,580
drugstore.com inc *	1,550	2,821
DSW Inc ‘A’ *	31	305
Einstein Noah Restaurant Group Inc *	52	450
FGX International Holdings Ltd * (United Kingdom)	236	2,686
Fossil Inc *	830	19,986
Fred’s Inc ‘A’	200	2,520
Fuel Systems Solutions Inc *	227	4,583
Fuqi International Inc *	182	3,769
G-III Apparel Group Ltd *	97	1,115
Global Sources Ltd * (Bermuda)	61	440
Grand Canyon Education Inc *	263	4,413
Great Wolf Resorts Inc *	100	204
Hawk Corp ‘A’ *	2	28
hhgregg Inc *	201	3,047
Hibbett Sports Inc *	494	8,892
Hot Topic Inc *	496	3,626
Hovnanian Enterprises Inc ‘A’ *	500	1,180
HSN Inc *	682	7,209
Interval Leisure Group Inc *	635	5,918
iRobot Corp *	323	4,193
Isle of Capri Casinos Inc *	290	3,863
J.Crew Group Inc *	871	23,534
Jack in the Box Inc *	1,000	22,450
Jo-Ann Stores Inc *	185	3,824
Jos. A. Bank Clothiers Inc *	329	11,337
K-Swiss Inc ‘A’	288	2,448
K12 Inc *	406	8,749
Kirkland’s Inc *	241	2,894
Knology Inc *	200	1,726
Krispy Kreme Doughnuts Inc *	1,009	3,027
Lakes Entertainment Inc *	53	154
LeapFrog Enterprises Inc *	138	316
Learning Tree International Inc *	131	1,349
Life Time Fitness Inc *	64	1,281
Lincoln Educational Services Corp *	158	3,307
Liz Claiborne Inc	1,103	3,177
LodgeNet Interactive Corp *	289	983
Lululemon Athletica Inc *	698	9,095
Lumber Liquidators Inc *	260	4,098
M/I Homes Inc *	17	166
Mac-Gray Corp *	20	265
Maidenform Brands Inc *	312	3,579
Marcus Corp	10	105
Martha Stewart Living Omnimedia Inc ‘A’ *	410	1,255
Matthews International Corp ‘A’	521	16,214
Mediacom Communications Corp ‘A’ *	207	1,058
Midas Inc *	224	2,348
Monarch Casino & Resort Inc *	90	657
Monro Muffler Brake Inc	306	7,867
Morgans Hotel Group Co *	260	996
Multimedia Games Inc *	81	402
National CineMedia Inc	22	303
National Presto Industries Inc	88	6,697
NIVS IntelliMedia Technology Group Inc *	73	216
Nobel Learning Communities Inc *	43	493
NutriSystem Inc	520	7,540
OfficeMax Inc	940	5,903
Orbitz Worldwide Inc *	300	570
Overstock.com Inc *	256	3,062
Oxford Industries Inc	170	1,980
P.F. Chang’s China Bistro Inc *	405	12,984
Papa John’s International Inc *	297	7,363
Peet’s Coffee & Tea Inc *	209	5,267
PetMed Express Inc *	424	6,373
Pinnacle Entertainment Inc *	587	5,453
Playboy Enterprises Inc ‘B’ *	335	841
Polaris Industries Inc	526	16,895
Pool Corp	434	7,187
Pre-Paid Legal Services Inc *	122	5,318
Raser Technologies Inc *	790	2,212
RCN Corp *	624	3,725
Reading International Inc ‘A’ *	9	41
Red Robin Gourmet Burgers Inc *	74	1,387
Rentrak Corp *	182	2,990
Ruth’s Hospitality Group Inc *	350	1,284
Sally Beauty Holdings Inc *	350	2,226
Sealy Corp *	100	196
Shuffle Master Inc *	954	6,306
Shutterfly Inc *	62	865
Smith & Wesson Holding Corp *	965	5,481

See Notes to Financial Statements	See explanation of symbols and terms, if any, on 61

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
Sonic Automotive Inc ‘A’	100	$1,016
Sonic Corp *	974	9,769
Sotheby’s	1,054	14,872
Sport Supply Group Inc	21	180
Stamps.com Inc *	213	1,806
Standard Motor Products Inc	118	976
Stein Mart Inc *	400	3,544
Steiner Leisure Ltd * (Bahamas)	133	4,060
Steven Madden Ltd *	285	7,253
Sturm Ruger & Co Inc	331	4,118
Systemax Inc *	70	834
Tempur-Pedic International Inc	1,296	16,939
Texas Roadhouse Inc ‘A’ *	897	9,786
The Buckle Inc	401	12,740
The Cato Corp ‘A’	484	8,441
The Cheesecake Factory Inc *	1,034	17,888
The Children’s Place Retail Stores Inc *	413	10,916
The Dress Barn Inc *	200	2,860
The Finish Line Inc ‘A’	416	3,087
The Gymboree Corp *	411	14,582
The Men’s Wearhouse Inc	35	671
The Princeton Review Inc *	217	1,174
The Talbots Inc	301	1,625
The Timberland Co ‘A’ *	500	6,635
The Warnaco Group Inc *	792	25,661
The Wet Seal Inc ‘A’ *	1,665	5,112
Ticketmaster Entertainment Inc *	637	4,090
Town Sports International Holdings Inc *	260	975
Tractor Supply Co *	628	25,949
True Religion Apparel Inc *	434	9,678
Tupperware Brands Corp	1,082	28,154
Tween Brands Inc *	28	187
Ulta Salon Cosmetics & Fragrance Inc *	461	5,126
Under Armour Inc ‘A’ *	567	12,689
UniFirst Corp	40	1,487
Universal Electronics Inc *	188	3,792
Universal Technical Institute Inc *	331	4,942
Universal Travel Group *	178	1,992
Valassis Communications Inc *	679	4,149
Value Line Inc	22	723
Volcom Inc *	311	3,887
Weyco Group Inc	133	3,071
Winnebago Industries Inc	69	513
Wolverine World Wide Inc	844	18,619
Wonder Auto Technology Inc *	235	2,381
World Wrestling Entertainment Inc ‘A’	320	4,019
Youbet.com Inc *	597	1,970
Zumiez Inc *	317	2,539

		991,928

Consumer Staples - 3.8%

AgFeed Industries Inc *	515	3,054
Alico Inc	48	1,441
Alliance One International Inc *	1,039	3,948
American Dairy Inc *	145	5,751
American Italian Pasta Co ‘A’ *	266	7,751
American Oriental Bioengineering Inc *	377	1,994
Arden Group Inc ‘A’	18	2,252
B&G Foods Inc ‘A’	100	841
Bare Escentuals Inc *	1,145	10,156
Cal-Maine Foods Inc	235	5,866
Calavo Growers Inc	170	3,371
Casey’s General Stores Inc	537	13,796
Chattem Inc *	315	21,452
China Sky One Medical Inc *	198	2,669
China-Biotics Inc *	109	1,175
Coca-Cola Bottling Co Consolidated	68	3,749
Darling International Inc *	1,404	9,266
Diamond Foods Inc	216	6,026
Diedrich Coffee Inc *	64	1,522
Farmer Bros. Co	62	1,419
HQ Sustainable Maritime Industries Inc *	168	1,537
Inter Parfums Inc	18	132
J&J Snack Foods Corp	259	9,298
Lancaster Colony Corp	331	14,587
Lance Inc	492	11,380
Lifeway Foods Inc *	68	877
Medifast Inc *	252	2,888
National Beverage Corp *	100	1,065
Nu Skin Enterprises Inc ‘A’	844	12,913
Orchids Paper Products Co *	75	1,541
Overhill Farms Inc *	315	1,660
PriceSmart Inc	265	4,439
Revlon Inc ‘A’ *	204	1,110
Ruddick Corp	140	3,280
Sanderson Farms Inc	361	16,245
Smart Balance Inc *	876	5,966
Star Scientific Inc *	1,296	1,153
Susser Holdings Corp *	4	45
Synutra International Inc *	292	3,212
The Boston Beer Co Inc ‘A’ *	145	4,291
The Female Health Co *	234	1,123
The Hain Celestial Group Inc *	174	2,716
The Pantry Inc *	59	979
Tootsie Roll Industries Inc	433	9,825
United Natural Foods Inc *	745	19,556
Universal Corp	22	728
USANA Health Sciences Inc *	106	3,151
Vector Group Ltd	632	9,031
Village Super Market ‘A’	107	3,183
WD-40 Co	213	6,177
Weis Markets Inc	26	872
Zhongpin Inc *	343	3,554

		266,013

Energy - 3.3%

Apco Argentina Inc (Cayman)	148	2,846
Approach Resources Inc *	45	310
Arena Resources Inc *	659	20,989
Atlas America Inc	296	5,290
ATP Oil & Gas Corp *	102	710
Bolt Technology Corp *	66	742
BPZ Resources Inc *	1,067	5,218
Brigham Exploration Co *	800	2,792
Cal Dive International Inc *	155	1,338
CARBO Ceramics Inc	318	10,876
Carrizo Oil & Gas Inc *	475	8,146
Cheniere Energy Inc *	339	997
Clean Energy Fuels Corp *	501	4,314
Contango Oil & Gas Co *	206	8,753
CREDO Petroleum Corp *	74	790
Cubic Energy Inc *	5	5
CVR Energy Inc *	55	403
Delta Petroleum Corp *	1,591	3,071
Dril-Quip Inc *	513	19,545
Endeavour International Corp *	1,836	2,497
ENGlobal Corp *	337	1,658
Evergreen Energy Inc *	2,207	2,163
FX Energy Inc *	786	2,979
Geokinetics Inc *	53	723
GMX Resources Inc *	237	2,522
Golar LNG Ltd (Bermuda)	378	3,232
Gulf Island Fabrication Inc	24	380
GulfMark Offshore Inc *	198	5,465
Gulfport Energy Corp *	465	3,185
Hercules Offshore Inc *	109	433
ION Geophysical Corp *	64	164
Isramco Inc *	16	1,704
James River Coal Co *	471	7,126
Lufkin Industries Inc	225	9,461

See Notes to Financial Statements	See explanation of symbols and terms, if any, on 61

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
Matrix Service Co *	149	$1,711
McMoRan Exploration Co *	1,048	6,246
NATCO Group Inc ‘A’ *	69	2,271
Natural Gas Services Group Inc *	33	439
Northern Oil & Gas Inc *	462	2,943
Panhandle Oil & Gas Inc ‘A’	118	2,316
PHI Inc *	134	2,297
Pioneer Drilling Co *	200	958
PrimeEnergy Corp *	10	358
Rex Energy Corp *	288	1,642
RPC Inc	468	3,908
Ship Finance International Ltd (Bermuda)	480	5,294
Sulphco Inc *	937	862
Syntroleum Corp *	1,011	2,234
Teekay Tankers Ltd ‘A’	208	1,932
TETRA Technologies Inc *	687	5,468
TGC Industries Inc *	139	677
Toreador Resources Corp	364	2,439
Uranerz Energy Corp *	525	987
Uranium Energy Corp *	842	2,442
Vaalco Energy Inc *	115	486
Venoco Inc *	73	560
W&T Offshore Inc	547	5,328
Warren Resources Inc *	559	1,370
Westmoreland Coal Co *	57	462
Willbros Group Inc *	673	8,419
World Fuel Services Corp	514	21,192
Zion Oil & Gas Inc *	235	2,496

		228,564

Financials - 5.5%

Acadia Realty Trust REIT	137	1,788
Advance America Cash Advance Centers Inc	710	3,145
Alexander’s Inc REIT	21	5,662
American Safety Insurance Holdings Ltd * (Bermuda)	27	367
Ames National Corp	41	1,001
AmTrust Financial Services Inc	31	353
Arrow Financial Corp	100	2,700
Asset Acceptance Capital Corp *	93	715
Associated Estates Realty Corp REIT	64	381
Assured Guaranty Ltd (Bermuda)	115	1,424
Bank of Marin Bancorp	83	2,237
Bank of the Ozarks Inc	30	649
BGC Partners Inc ‘A’	323	1,224
Bridge Bancorp Inc	80	2,178
Broadpoint Gleacher Securities Inc *	593	3,309
Brookline Bancorp Inc	290	2,703
Bryn Mawr Bank Corp	7	132
Calamos Asset Management Inc ‘A’	30	423
Cardinal Financial Corp	263	2,059
Cardtronics Inc *	206	785
Cathay General Bancorp	396	3,766
CenterState Banks of Florida Inc	6	45
Citizens Holding Co	27	842
Citizens Inc *	406	2,469
City Holding Co	37	1,123
CNB Financial Corp	54	765
Cohen & Steers Inc	157	2,347
CompuCredit Corp *	100	230
Crawford & Co ‘B’ *	300	1,440
Credit Acceptance Corp *	88	1,923
Diamond Hill Investment Group Inc *	39	1,567
Dollar Financial Corp *	342	4,716
Duff & Phelps Corp ‘A’	272	4,836
DuPont Fabros Technology Inc REIT	225	2,120
EastGroup Properties Inc REIT	259	8,552
eHealth Inc *	442	7,806
Enterprise Financial Services Corp	92	836
Epoch Holding Corp	224	1,935
Equity Lifestyle Properties Inc REIT	228	8,477
Evercore Partners Inc ‘A’	64	1,257
Ezcorp Inc ‘A’ *	811	8,743
FBL Financial Group Inc ‘A’	100	826
Financial Federal Corp	178	3,658
First Cash Financial Services Inc *	399	6,991
First Financial Bankshares Inc	191	9,619
First Mercury Financial Corp	139	1,914
GAMCO Investors Inc ‘A’	69	3,347
Getty Realty Corp REIT	105	1,981
GFI Group Inc	1,102	7,428
Great Southern Bancorp Inc	29	596
Hancock Holding Co	47	1,527
International Assets Holding Corp *	72	1,071
Investors Bancorp Inc *	100	916
Investors Real Estate Trust REIT	100	889
KBW Inc *	278	7,995
Kearny Financial Corp	30	343
Knight Capital Group Inc ‘A’ *	813	13,862
Life Partners Holdings Inc	143	2,028
LTC Properties Inc REIT	45	920
Main Street Capital Corp	94	1,287
MarketAxess Holdings Inc *	585	5,575
Metro Bancorp Inc *	7	135
MF Global Ltd * (Bermuda)	473	2,805
Mid-America Apartment Communities Inc REIT	255	9,361
Nara Bancorp Inc	116	601
National Health Investors Inc REIT	10	267
Nelnet Inc ‘A’ *	100	1,359
NewStar Financial Inc *	123	235
Omega Healthcare Investors Inc REIT	258	4,004
optionsXpress Holdings Inc	726	11,275
Oritani Financial Corp *	161	2,207
Orrstown Financial Services Inc	35	1,303
Park National Corp	5	282
Peapack-Gladstone Financial Corp	36	694
Penns Woods Bancorp Inc	28	816
Penson Worldwide Inc *	200	1,790
PICO Holdings Inc *	121	3,473
Portfolio Recovery Associates Inc *	262	10,147
Potlatch Corp REIT	353	8,574
PrivateBancorp Inc	407	9,052
Prudential Bancorp Inc of Pennsylvania	32	378
PS Business Parks Inc REIT	78	3,778
Pzena Investment Management Inc ‘A’	163	1,236
QC Holdings Inc	26	134
Redwood Trust Inc REIT	158	2,332
Republic Bancorp Inc ‘A’	5	113
Rewards Network Inc *	63	238
Riskmetrics Group Inc *	370	6,534
RLI Corp	130	5,824
Roma Financial Corp	88	1,121
S.Y. Bancorp Inc	95	2,296
Safeguard Scientifics Inc *	974	1,286
Safety Insurance Group Inc	18	550
Saul Centers Inc REIT	79	2,336
Signature Bank *	511	13,858
Southside Bancshares Inc	66	1,509
Stifel Financial Corp *	489	23,516
Suffolk Bancorp	127	3,256
SVB Financial Group *	45	1,225
SWS Group Inc	6	84
Tanger Factory Outlet Centers Inc REIT	339	10,994
Tejon Ranch Co *	180	4,768
Texas Capital Bancshares Inc *	41	634
The First of Long Island Corp	3	69
The Phoenix Cos Inc *	200	334
Thomas Weisel Partners Group Inc *	35	211
Tompkins Financial Corp	47	2,254
Tower Group Inc	628	15,562

See Notes to Financial Statements	See explanation of symbols and terms, if any, on 61

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
TradeStation Group Inc *	118	$998
Trustco Bank Corp NY	553	3,268
U.S. Global Investors Inc ‘A’	221	2,046
UMH Properties Inc REIT	75	598
United Financial Bancorp Inc	43	594
Universal Health Realty Income Trust REIT	115	3,625
Universal Insurance Holdings Inc	182	914
ViewPoint Financial Group	164	2,498
Washington REIT	105	2,349
Westamerica Bancorp	295	14,635
Westwood Holdings Group Inc	81	3,387

		381,525

Health Care - 23.5%

Abaxis Inc *	378	7,764
ABIOMED Inc *	561	4,948
Accelrys Inc *	522	3,085
Accuray Inc *	682	4,549
Acorda Therapeutics Inc *	655	18,464
Acura Pharmaceuticals Inc *	116	694
Adolor Corp *	543	956
Affymax Inc *	229	4,220
Affymetrix Inc *	1,054	6,250
Air Methods Corp *	182	4,980
Akorn Inc *	922	1,106
Align Technology Inc *	995	10,547
Alkermes Inc *	1,629	17,626
Alliance HealthCare Services Inc *	392	2,873
Allied Healthcare International Inc *	30	65
Allos Therapeutics Inc *	1,063	8,812
Almost Family Inc *	133	3,473
Alnylam Pharmaceuticals Inc *	618	13,763
Alphatec Holdings Inc *	505	1,677
AMAG Pharmaceuticals Inc *	293	16,018
Amedisys Inc *	453	14,958
America Service Group Inc *	145	2,330
American Caresource Holdings Inc *	239	894
American Dental Partners Inc *	55	499
American Medical Systems Holdings Inc *	1,303	20,587
AMERIGROUP Corp *	924	24,809
AMICAS Inc *	387	1,076
Amicus Therapeutics Inc *	240	2,748
AMN Healthcare Services Inc *	602	3,841
Analogic Corp	138	5,099
AngioDynamics Inc *	136	1,805
Ardea Biosciences Inc *	234	3,683
Arena Pharmaceuticals Inc *	1,449	7,231
ARIAD Pharmaceuticals Inc *	1,637	2,603
ArQule Inc *	354	2,174
Array BioPharma Inc *	868	2,726
ARYx Therapeutics Inc *	321	1,326
athenahealth Inc *	581	21,503
Atrion Corp	28	3,755
ATS Medical Inc *	909	2,991
Auxilium Pharmaceuticals Inc *	737	23,127
AVANIR Pharmaceuticals ‘A’ *	964	2,140
AVI BioPharma Inc *	1,494	2,361
Bio-Reference Labs Inc *	215	6,796
BioCryst Pharmaceuticals Inc *	328	1,322
Biodel Inc *	276	1,424
BioDelivery Sciences International Inc *	197	1,314
BioMimetic Therapeutics Inc *	214	1,977
BioScrip Inc *	695	4,114
BioSpecifics Technologies Corp *	53	1,263
BMP Sunstone Corp *	470	2,228
Bovie Medical Corp *	328	2,857
Bruker Corp *	829	7,677
Cadence Pharmaceuticals Inc *	422	4,216
Cambrex Corp *	483	1,990
Cantel Medical Corp *	173	2,808
Caraco Pharmaceutical Laboratories Ltd *	93	286
CardioNet Inc *	431	7,034
Cardiovascular Systems Inc *	145	1,118
Cardium Therapeutics Inc *	576	1,066
Catalyst Health Solutions Inc *	641	15,987
Celera Corp *	285	2,175
Cell Therapeutics Inc *	8,026	13,805
Celldex Therapeutics Inc *	199	1,556
Centene Corp *	425	8,491
Cepheid Inc *	988	9,307
Chelsea Therapeutics International Inc *	377	1,587
Chemed Corp	388	15,318
Chindex International Inc *	231	2,857
Clarient Inc *	471	1,752
Clinical Data Inc *	183	2,017
Computer Programs & Systems Inc	178	6,819
Conceptus Inc *	522	8,822
Continucare Corp *	358	834
Cornerstone Therapeutics Inc *	136	1,493
Corvel Corp *	122	2,778
Cougar Biotechnology Inc *	255	10,955
Cross Country Healthcare Inc *	75	515
CryoLife Inc *	487	2,698
Cubist Pharmaceuticals Inc *	1,020	18,697
Curis Inc *	1,270	2,019
Cutera Inc *	92	793
Cyberonics Inc *	492	8,182
Cypress Bioscience Inc *	689	6,490
Cytokinetics Inc *	733	2,074
Cytori Therapeutics Inc *	530	1,913
Delcath Systems Inc *	456	1,632
Depomed Inc *	969	3,149
DexCom Inc *	816	5,051
Dionex Corp *	313	19,102
Discovery Laboratories Inc *	2,277	2,345
DURECT Corp *	1,421	3,382
Dyax Corp *	1,048	2,243
Eclipsys Corp *	992	17,638
Electro-Optical Sciences Inc *	338	2,633
Emergency Medical Services Corp ‘A’ *	182	6,701
Emergent BioSolutions Inc *	301	4,313
Emeritus Corp *	330	4,359
Endologix Inc *	846	2,826
EnteroMedics Inc *	270	899
Enzo Biochem Inc *	395	1,750
Enzon Pharmaceuticals Inc *	781	6,146
eResearchTechnology Inc *	778	4,831
Exactech Inc *	127	1,842
Exelixis Inc *	1,816	8,844
Facet Biotech Corp *	85	790
Genomic Health Inc *	232	4,021
Genoptix Inc *	304	9,725
Gentiva Health Services Inc *	199	3,276
Geron Corp *	744	5,706
Greatbatch Inc *	300	6,783
GTx Inc *	309	2,852
Haemonetics Corp *	441	25,137
Halozyme Therapeutics Inc *	1,095	7,632
Hanger Orthopedic Group Inc *	100	1,359
Hansen Medical Inc *	315	1,556
Harvard Bioscience Inc *	351	1,386
Health Grades Inc *	365	1,427
HealthSouth Corp *	1,576	22,757
Healthways Inc *	38	511
HeartWare International Inc *	72	2,010
Hemispherx Biopharma Inc *	2,036	5,171
Hi-Tech Pharmacal Co Inc *	56	498
HMS Holdings Corp *	444	18,080
Home Diagnostics Inc *	24	147
Human Genome Sciences Inc *	2,471	7,067

See Notes to Financial Statements	See explanation of symbols and terms, if any, on 61

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value

I-Flow Corp *	149	$1,034
ICU Medical Inc *	230	9,464
Idenix Pharmaceuticals Inc *	505	1,858
Idera Pharmaceuticals Inc *	348	2,039
Immucor Inc *	1,214	16,705
ImmunoGen Inc *	867	7,465
Immunomedics Inc *	1,056	2,682
Impax Laboratories Inc *	1,044	7,684
Incyte Corp Ltd *	1,243	4,089
Infinity Pharmaceuticals Inc *	105	613
Insmed Inc *	2,291	2,291
Inspire Pharmaceuticals Inc *	777	4,320
Insulet Corp *	425	3,272
Integra LifeSciences Holdings Corp *	318	8,430
InterMune Inc *	651	9,895
Invacare Corp	203	3,583
inVentiv Health Inc *	205	2,774
IPC The Hospitalist Co Inc *	291	7,767
IRIS International Inc *	331	3,906
Isis Pharmaceuticals Inc *	1,609	26,548
ISTA Pharmaceuticals Inc *	639	2,684
Javelin Pharmaceuticals Inc *	1,047	1,288
Kendle International Inc *	68	832
Kensey Nash Corp *	133	3,486
KV Pharmaceutical Co ‘A’ *	399	1,281
Landauer Inc	93	5,705
Lannett Co Inc *	145	993
LCA-Vision Inc *	237	1,000
Lexicon Pharmaceuticals Inc *	785	973
LHC Group Inc *	275	6,108
Life Sciences Research Inc *	190	1,362
Ligand Pharmaceuticals Inc ‘B’ *	1,947	5,568
Luminex Corp *	706	13,089
MAKO Surgical Corp *	204	1,840
MannKind Corp *	935	7,770
MAP Pharmaceuticals Inc *	152	1,857
Martek Biosciences Corp	85	1,798
Masimo Corp *	876	21,120
Matrixx Initiatives Inc *	122	682
Maxygen Inc *	376	2,527
Medarex Inc *	2,270	18,954
MedAssets Inc *	678	13,187
Medical Action Industries Inc *	187	2,141
Medicis Pharmaceutical Corp ‘A’	143	2,334
Medivation Inc *	511	11,452
Merge Healthcare Inc *	407	1,750
Meridian Bioscience Inc	694	15,671
Merit Medical Systems Inc *	477	7,775
Metabolix Inc *	312	2,565
Metropolitan Health Networks Inc *	610	1,226
Micromet Inc *	706	3,516
Micrus Endovascular Corp *	296	2,676
MiddleBrook Pharmaceuticals Inc *	682	921
Molecular Insight Pharmaceuticals Inc *	287	1,484
Momenta Pharmaceuticals Inc *	595	7,158
MWI Veterinary Supply Inc *	182	6,345
Myriad Pharmaceuticals Inc *	384	1,786
Nabi Biopharmaceuticals *	685	1,658
Nanosphere Inc *	210	1,031
National Healthcare Corp	52	1,973
National Research Corp	18	439
Natus Medical Inc *	345	3,981
Nektar Therapeutics *	1,620	10,498
Neogen Corp *	240	6,955
Neurocrine Biosciences Inc *	722	2,332
NeurogesX Inc *	151	852
NovaMed Inc *	154	608
Novavax Inc *	1,157	3,795
Noven Pharmaceuticals Inc *	57	815
NPS Pharmaceuticals Inc *	872	4,064
NuVasive Inc *	630	28,098
NxStage Medical Inc *	363	2,142
Obagi Medical Products Inc *	329	2,398
Odyssey HealthCare Inc *	313	3,218
Omnicell Inc *	451	4,848
OncoGenex Pharmaceutical Inc *	79	1,729
Onyx Pharmaceuticals Inc *	983	27,780
Opko Health Inc *	665	1,177
Optimer Pharmaceuticals Inc *	496	7,425
OraSure Technologies Inc *	707	1,746
Orexigen Therapeutics Inc *	394	2,021
Orthofix International NV * (Netherlands)	293	7,328
Orthovita Inc *	1,197	6,165
Osiris Therapeutics Inc *	277	3,720
Owens & Minor Inc	572	25,065
OXiGENE Inc *	386	841
Pain Therapeutics Inc *	648	3,480
Palomar Medical Technologies Inc *	245	3,592
PAREXEL International Corp *	986	14,179
PDL BioPharma Inc	2,049	16,187
Pharmasset Inc *	346	3,892
PharMerica Corp *	525	10,306
Phase Forward Inc *	737	11,136
Poniard Pharmaceuticals Inc *	452	2,698
POZEN Inc *	430	3,302
Progenics Pharmaceuticals Inc *	330	1,700
Protalix BioTherapeutics Inc *	559	2,527
PSS World Medical Inc *	1,022	18,917
Psychiatric Solutions Inc *	650	14,781
Quality Systems Inc	407	23,183
Questcor Pharmaceuticals Inc *	1,016	5,080
Quidel Corp *	465	6,770
RadNet Inc *	456	1,026
Regeneron Pharmaceuticals Inc *	1,113	19,945
RehabCare Group Inc *	266	6,365
Repligen Corp *	571	3,141
Repros Therapeutics Inc *	139	999
Rigel Pharmaceuticals Inc *	622	7,539
Rochester Medical Corp *	193	2,586
Rockwell Medical Technologies Inc *	279	2,106
RTI Biologics Inc *	368	1,579
Salix Pharmaceuticals Ltd *	872	8,607
Sangamo Biosciences Inc *	692	3,418
Santarus Inc *	847	2,389
Savient Pharmaceuticals Inc *	1,078	14,941
SciClone Pharmaceuticals Inc *	532	1,362
Seattle Genetics Inc *	1,224	11,897
Sequenom Inc *	1,117	4,367
SIGA Technologies Inc *	486	4,102
Sirona Dental Systems Inc *	284	5,677
Somanetics Corp *	223	3,682
SonoSite Inc *	311	6,239
Spectranetics Corp *	520	2,564
Spectrum Pharmaceuticals Inc *	612	4,682
StemCells Inc *	1,950	3,315
Stereotaxis Inc *	502	1,948
STERIS Corp	1,007	26,263
Sucampo Pharmaceuticals Inc ‘A’ *	152	938
SuperGen Inc *	565	1,136
SurModics Inc *	259	5,861
Symmetry Medical Inc *	161	1,501
Synovis Life Technologies Inc *	211	4,382
Synta Pharmaceuticals Corp *	278	642
The Ensign Group Inc	200	2,846
The Medicines Co *	634	5,319
The Providence Service Corp *	204	2,234
Theravance Inc *	944	13,820
Thoratec Corp *	995	26,646
TomoTherapy Inc *	454	1,249
TranS1 Inc *	199	1,240

See Notes to Financial Statements	See explanation of symbols and terms, if any, on 61

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
Transcend Services Inc *	126	$1,997
Triple-S Management Corp ‘B’ *	4	62
U.S. Physical Therapy Inc *	92	1,357
Utah Medical Products Inc	70	1,870
Vanda Pharmaceuticals Inc *	488	5,744
Varian Inc *	104	4,101
Vascular Solutions Inc *	306	2,393
Vical Inc *	671	1,818
ViroPharma Inc *	300	1,779
Virtual Radiologic Corp *	107	966
Vital Images Inc *	154	1,748
Vivus Inc *	1,252	7,612
Volcano Corp *	652	9,115
West Pharmaceutical Services Inc	562	19,586
Wright Medical Group Inc *	649	10,553
XenoPort Inc *	466	10,797
Young Innovations Inc	56	1,220
ZOLL Medical Corp *	333	6,440
ZymoGenetics Inc *	609	2,801

		1,639,404

Industrials - 14.2%

3D Systems Corp *	255	1,839
AAON Inc	216	4,303
AAR Corp *	42	674
ABM Industries Inc	199	3,596
Acacia Research-Acacia Technologies Corp *	535	4,210
Actuant Corp ‘A’	437	5,331
Acuity Brands Inc	556	15,596
Administaff Inc	371	8,633
Advanced Battery Technologies Inc *	873	3,509
Aerovironment Inc *	223	6,882
Air Transport Services Group Inc *	507	1,176
AirTran Holdings Inc *	2,087	12,919
Alaska Air Group Inc *	49	895
Allegiant Travel Co *	275	10,901
Altra Holdings Inc *	33	247
American Ecology Corp	330	5,914
American Reprographics Co *	583	4,851
American Science & Engineering Inc	157	10,852
American Superconductor Corp *	765	20,081
Ampco-Pittsburgh Corp	83	1,946
APAC Customer Services Inc *	489	2,509
Apogee Enterprises Inc	48	590
Applied Signal Technology Inc	240	6,122
Argan Inc *	113	1,597
Argon ST Inc *	205	4,217
Ascent Solar Technologies Inc *	23	180
Astronics Corp *	155	1,610
ATC Technology Corp *	275	3,988
Avis Budget Group Inc *	1,002	5,661
Axsys Technologies Inc *	163	8,743
AZZ Inc *	206	7,088
Badger Meter Inc	253	10,373
Baldor Electric Co	171	4,068
Beacon Roofing Supply Inc *	647	9,356
Blount International Inc *	200	1,722
Broadwind Energy Inc *	529	5,988
Builders FirstSource Inc *	200	832
CBIZ Inc *	724	5,155
CDI Corp	30	335
Celadon Group Inc *	300	2,517
Cenveo Inc *	876	3,705
Chart Industries Inc *	447	8,126
China Fire & Security Group Inc *	226	2,750
CLARCOR Inc	315	9,195
Clean Harbors Inc *	349	18,843
Colfax Corp *	142	1,096
CoStar Group Inc *	339	13,516
CRA International Inc *	171	4,747
Cubic Corp	284	10,164
Deluxe Corp	502	6,431
Diamond Management & Technology Consultants Inc	340	1,428
DigitalGlobe Inc *	245	4,704
Dynamex Inc *	106	1,631
Dynamic Materials Corp	235	4,531
DynCorp International Inc ‘A’ *	45	756
EMCOR Group Inc *	346	6,962
Ener1 Inc *	854	4,663
Energy Conversion Devices Inc *	669	9,466
Energy Recovery Inc *	556	3,936
EnergySolutions Inc	136	1,251
EnerNOC Inc *	218	4,724
ESCO Technologies Inc *	451	20,205
Esterline Technologies Corp *	155	4,196
Evergreen Solar Inc *	1,814	3,936
Exponent Inc *	251	6,152
Flanders Corp *	260	1,589
Flow International Corp *	609	1,431
Force Protection Inc *	1,239	10,953
Forward Air Corp	251	5,351
Franklin Covey Co *	153	953
Fuel Tech Inc *	264	2,561
FuelCell Energy Inc *	981	4,101
Furmanite Corp *	438	1,953
GenCorp Inc *	887	1,694
Genesee & Wyoming Inc ‘A’ *	563	14,925
GeoEye Inc *	319	7,516
GP Strategies Corp *	129	760
GrafTech International Ltd *	783	8,856
Graham Corp	130	1,729
Granite Construction Inc	90	2,995
Great Lakes Dredge & Dock Corp	620	2,964
GT Solar International Inc *	532	2,830
Harbin Electric Inc *	213	3,331
Hawaiian Holdings Inc *	942	5,671
Healthcare Services Group Inc	738	13,195
Heartland Express Inc	530	7,802
HEICO Corp	396	14,359
Heritage-Crystal Clean Inc *	23	279
Herman Miller Inc	927	14,220
Hexcel Corp *	1,660	15,820
Hill International Inc *	381	1,638
HNI Corp	568	10,258
Houston Wire & Cable Co	116	1,382
Hub Group Inc ‘A’ *	313	6,460
Huron Consulting Group Inc *	370	17,105
ICF International Inc *	165	4,552
ICT Group Inc *	153	1,336
II-VI Inc *	298	6,607
InnerWorkings Inc *	377	1,791
Interface Inc ‘A’	862	5,344
K-Tron International Inc *	37	2,948
Kaman Corp	402	6,713
Kelly Services Inc ‘A’	30	329
Knight Transportation Inc	764	12,644
Knoll Inc	850	6,443
Korn/Ferry International *	55	585
LaBarge Inc *	178	1,650
Lindsay Corp	206	6,819
LMI Aerospace Inc *	95	961
Marten Transport Ltd *	286	5,937
MasTec Inc *	635	7,442
McGrath RentCorp	59	1,125
Met-Pro Corp	220	2,380
Michael Baker Corp *	133	5,634
Microvision Inc *	1,267	3,890
Mine Safety Appliances Co	445	10,724
Mobile Mini Inc *	171	2,509

See Notes to Financial Statements	See explanation of symbols and terms, if any, on 61

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
Multi-Color Corp	152	$1,864
MYR Group Inc *	295	5,965
Navigant Consulting Inc *	852	11,008
NCI Building Systems Inc *	100	264
Nordson Corp	185	7,152
North American Galvanizing & Coating Inc *	197	1,194
Odyssey Marine Exploration Inc *	883	1,413
Old Dominion Freight Line Inc *	66	2,216
Omega Flex Inc	36	546
On Assignment Inc *	13	51
Orbital Sciences Corp *	967	14,669
Orion Marine Group Inc *	373	7,087
Patriot Transportation Holding Inc *	10	729
Perma-Fix Environmental Services *	867	2,098
Pike Electric Corp *	113	1,362
PMFG Inc *	252	2,220
Polypore International Inc *	142	1,579
Portec Rail Products Inc	38	374
Powell Industries Inc *	130	4,819
Power-One Inc *	100	149
PowerSecure International Inc *	75	320
Preformed Line Products Co	31	1,366
Primoris Services Corp	115	853
Quanex Building Products Corp	387	4,342
Raven Industries Inc	269	6,886
RBC Bearings Inc *	354	7,239
Republic Airways Holdings Inc *	100	653
Resources Connection Inc *	769	13,204
Robbins & Myers Inc	41	789
Rollins Inc	778	13,467
RSC Holdings Inc *	869	5,840
Rush Enterprises Inc ‘A’ *	109	1,270
SatCon Technology Corp *	659	1,186
Sauer-Danfoss Inc	55	337
School Specialty Inc *	106	2,142
Simpson Manufacturing Co Inc	507	10,961
SmartHeat Inc *	90	617
Standard Parking Corp *	40	652
Stanley Inc *	192	6,313
Sterling Construction Co Inc *	36	549
Sun Hydraulics Corp	101	1,633
SYKES Enterprises Inc *	621	11,234
TAL International Group Inc	35	382
Taser International Inc *	1,110	5,062
Team Inc *	323	5,061
Teledyne Technologies Inc *	193	6,321
Tennant Co	338	6,216
Tetra Tech Inc *	1,061	30,398
The Advisory Board Co *	280	7,196
The Corporate Executive Board Co	617	12,809
The Geo Group Inc *	727	13,508
The Gorman-Rupp Co	145	2,925
The Middleby Corp *	289	12,693
The Standard Register Co	208	678
Titan Machinery Inc *	225	2,855
Trex Co Inc *	256	3,423
Trimas Corp *	200	674
UAL Corp *	2,431	7,755
Ultralife Corp *	206	1,477
USA Truck Inc *	77	1,042
Valence Technology Inc *	767	1,373
Viad Corp	52	895
Vicor Corp	113	816
VSE Corp	64	1,674
Watsco Inc	391	19,132
Watson Wyatt Worldwide Inc ‘A’	604	22,668
Woodward Governor Co	858	16,988

		989,797

Information Technology - 26.6%

3Com Corp *	5,600	26,376
3PAR Inc *	461	5,716
ACI Worldwide Inc *	630	8,795
Acme Packet Inc *	659	6,669
Actel Corp *	122	1,309
ActivIdentity Corp *	369	934
Actuate Corp *	790	3,776
Acxiom Corp	1,000	8,830
ADC Telecommunications Inc *	308	2,452
ADTRAN Inc	747	16,038
Advanced Analogic Technologies Inc *	796	3,654
Advanced Energy Industries Inc *	432	3,884
Advent Software Inc *	260	8,525
Airvana Inc *	251	1,599
American Software Inc ‘A’	341	1,964
Amkor Technology Inc *	1,919	9,077
ANADIGICS Inc *	933	3,909
Anaren Inc *	233	4,119
Anixter International Inc *	72	2,707
Applied Micro Circuits Corp *	1,180	9,593
ArcSight Inc *	312	5,544
Ariba Inc *	1,550	15,252
ARRIS Group Inc *	1,670	20,307
Art Technology Group Inc *	2,204	8,375
Aruba Networks Inc *	1,056	9,229
AsiaInfo Holdings Inc *	519	8,932
Atheros Communications Inc *	1,051	20,221
ATMI Inc *	139	2,159
Avid Technology Inc *	100	1,341
Avocent Corp *	100	1,396
Bankrate Inc *	226	5,704
Benchmark Electronics Inc *	150	2,160
BigBand Networks Inc *	630	3,257
Blackbaud Inc	777	12,082
Blackboard Inc *	544	15,700
Blue Coat Systems Inc *	703	11,628
Bottomline Technologies Inc *	416	3,748
Brightpoint Inc *	900	5,643
Cabot Microelectronics Corp *	28	792
CACI International Inc ‘A’ *	67	2,862
Callidus Software Inc *	305	869
Cass Information Systems Inc	136	4,453
Cavium Networks Inc *	649	10,910
Ceva Inc *	322	2,795
Checkpoint Systems Inc *	181	2,840
China Information Security Technology Inc *	372	1,064
China Security & Surveillance Technology Inc *	485	3,657
China TransInfo Technology Corp *	99	463
Chordiant Software Inc *	486	1,764
Cirrus Logic Inc *	1,105	4,973
Cogent Inc *	775	8,316
Cognex Corp	137	1,936
CommVault Systems Inc *	739	12,253
Compellent Technologies Inc *	280	4,270
Computer Task Group Inc *	208	1,269
comScore Inc *	390	5,195
Comtech Telecommunications Corp *	483	15,398
Comverge Inc *	351	4,247
Concur Technologies Inc *	701	21,787
Constant Contact Inc *	407	8,075
CPI International Inc *	14	122
Cray Inc *	463	3,648
CSG Systems International Inc *	389	5,150
CyberSource Corp *	1,218	18,635
Daktronics Inc	536	4,127
Data Domain Inc *	836	27,881
DealerTrack Holdings Inc *	671	11,407
Deltek Inc *	174	755

See Notes to Financial Statements	See explanation of symbols and terms, if any, on 61

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value

DemandTec Inc *	329	$2,895
DG FastChannel Inc *	328	6,002
Dice Holdings Inc *	314	1,460
Digi International Inc *	177	1,726
Digital River Inc *	530	19,250
Diodes Inc *	571	8,930
DivX Inc *	335	1,839
Double-Take Software Inc *	279	2,413
DTS Inc *	307	8,311
EarthLink Inc *	239	1,771
Ebix Inc *	117	3,664
Echelon Corp *	378	3,205
eLoyalty Corp *	89	701
EMS Technologies Inc *	206	4,305
Emulex Corp *	1,373	13,428
Entropic Communications Inc *	845	1,901
Entrust Inc *	911	1,649
EPIQ Systems Inc *	586	8,995
Euronet Worldwide Inc *	750	14,543
Exar Corp *	58	417
ExlService Holdings Inc *	238	2,668
FalconStor Software Inc *	643	3,054
FARO Technologies Inc *	278	4,317
FEI Co *	600	13,740
FormFactor Inc *	799	13,775
Forrester Research Inc *	262	6,432
Gartner Inc *	1,050	16,023
Global Cash Access Holdings Inc *	650	5,174
GSE Systems Inc *	248	1,674
GSI Commerce Inc *	448	6,384
Harmonic Inc *	1,253	7,380
Heartland Payment Systems Inc	680	6,508
Hittite Microwave Corp *	364	12,649
Hughes Communications Inc *	147	3,356
i2 Technologies Inc *	216	2,711
ICx Technologies Inc *	124	744
iGate Corp	363	2,403
Imation Corp	19	145
Imergent Inc	107	749
Immersion Corp *	532	2,628
Infinera Corp *	1,489	13,595
infoGROUP Inc *	300	1,713
Informatica Corp *	1,504	25,854
InfoSpace Inc *	320	2,122
Innodata Isogen Inc *	340	1,489
Insight Enterprises Inc *	100	966
Integral Systems Inc *	102	849
Intellon Corp *	332	1,411
Interactive Intelligence Inc *	213	2,611
InterDigital Inc *	773	18,892
Intermec Inc *	1,103	14,229
Internet Brands Inc ‘A’ *	259	1,813
Internet Capital Group Inc *	365	2,456
IPG Photonics Corp *	410	4,498
Isilon Systems Inc *	499	2,116
Ixia *	588	3,963
IXYS Corp	365	3,694
j2 Global Communications Inc *	724	16,333
Jack Henry & Associates Inc	1,447	30,025
JDA Software Group Inc *	341	5,101
Kenexa Corp *	411	4,755
Keynote Systems Inc *	132	1,009
Kopin Corp *	1,154	4,235
Kulicke & Soffa Industries Inc *	1,083	3,715
KVH Industries Inc *	204	1,393
L-1 Identity Solutions Inc *	1,037	8,026
Lattice Semiconductor Corp *	145	273
Lawson Software Inc *	935	5,217
Limelight Networks Inc *	556	2,446
Lionbridge Technologies Inc *	1,134	2,087
Liquidity Services Inc *	240	2,366
LivePerson Inc *	668	2,672
LoopNet Inc *	372	2,883
Loral Space & Communications Inc *	197	5,073
Manhattan Associates Inc *	405	7,379
ManTech International Corp ‘A’ *	311	13,385
Marchex Inc ‘B’	242	816
MAXIMUS Inc	278	11,468
Maxwell Technologies Inc *	374	5,172
Mentor Graphics Corp *	97	531
MercadoLibre Inc *	442	11,881
Methode Electronics Inc	100	702
Micrel Inc	358	2,621
Microsemi Corp *	1,397	19,279
MicroStrategy Inc ‘A’ *	157	7,885
Microtune Inc *	578	1,353
MIPS Technologies Inc *	857	2,571
ModusLink Global Solutions Inc *	14	96
MoneyGram International Inc *	1,377	2,451
Monolithic Power Systems Inc *	582	13,043
Move Inc *	2,600	5,616
MTS Systems Corp	16	330
Multi-Fineline Electronix Inc *	162	3,467
NCI Inc ‘A’ *	122	3,711
Net 1 U.E.P.S. Technologies Inc *	679	9,228
Netezza Corp *	798	6,639
NETGEAR Inc *	171	2,464
Netlogic Microsystems Inc *	308	11,230
NetScout Systems Inc *	395	3,705
NetSuite Inc *	274	3,236
Network Equipment Technologies Inc *	208	886
NIC Inc	851	5,761
Novatel Wireless Inc *	556	5,015
NVE Corp *	86	4,180
Omniture Inc *	1,124	14,117
Online Resources Corp *	265	1,654
OpenTable Inc *	46	1,388
OpenTV Corp ‘A’ * (United Kingdom)	541	714
Openwave Systems Inc *	358	802
Oplink Communications Inc *	278	3,169
OPNET Technologies Inc	202	1,850
OpNext Inc *	43	92
OSI Systems Inc *	201	4,191
Palm Inc *	2,111	34,979
PAR Technology Corp *	70	447
Parametric Technology Corp *	2,045	23,906
Park Electrochemical Corp	237	5,103
ParkerVision Inc *	460	1,408
PC Mall Inc *	36	243
PCTEL Inc *	79	423
Pegasystems Inc	253	6,674
Perficient Inc *	100	699
Perot Systems Corp ‘A’ *	300	4,299
Phoenix Technologies Ltd *	570	1,545
Plantronics Inc	774	14,636
Plexus Corp *	236	4,829
PLX Technology Inc *	537	2,025
Polycom Inc *	582	11,797
Power Integrations Inc	428	10,182
Progress Software Corp *	712	15,073
PROS Holdings Inc *	310	2,517
QAD Inc	203	660
Quantum Corp *	3,527	2,927
Quest Software Inc *	100	1,394
Rackspace Hosting Inc *	1,155	16,008
Radiant Systems Inc *	450	3,735
RadiSys Corp *	400	3,604
RAE Systems Inc *	553	763
RealNetworks Inc *	756	2,260
Renaissance Learning Inc	141	1,299

See Notes to Financial Statements	See explanation of symbols and terms, if any, on 61

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
RF Micro Devices Inc *	4,300	$16,168
RightNow Technologies Inc *	396	4,673
Riverbed Technology Inc *	951	22,054
Rofin-Sinar Technologies Inc *	231	4,622
Rogers Corp *	72	1,457
Rosetta Stone Inc *	103	2,826
Rubicon Technology Inc *	204	2,913
Rudolph Technologies Inc *	174	961
S1 Corp *	959	6,617
Saba Software Inc *	379	1,459
Sapient Corp *	1,515	9,529
SAVVIS Inc *	615	7,048
ScanSource Inc *	24	589
SeaChange International Inc *	300	2,409
Semitool Inc *	103	476
Semtech Corp *	1,086	17,278
ShoreTel Inc *	794	6,352
Sigma Designs Inc *	349	5,598
Silicon Graphics International Corp *	82	372
Skyworks Solutions Inc *	2,909	28,450
Smith Micro Software Inc *	517	5,077
SolarWinds Inc *	196	3,232
Solera Holdings Inc *	1,204	30,582
SonicWALL Inc *	105	575
Sourcefire Inc *	388	4,807
SPSS Inc *	310	10,345
SRA International Inc ‘A’ *	186	3,266
SRS Labs Inc *	166	1,104
Standard Microsystems Corp *	111	2,270
Starent Networks Corp *	676	16,501
StarTek Inc *	65	521
STEC Inc *	427	9,902
Stratasys Inc *	369	4,055
SuccessFactors Inc *	670	6,151
SumTotal Systems Inc *	509	2,448
Super Micro Computer Inc *	243	1,861
Supertex Inc *	203	5,097
support.com Inc *	213	464
Switch & Data Facilities Co Inc *	337	3,953
Symyx Technologies Inc *	508	2,972
Synaptics Inc *	593	22,920
Synchronoss Technologies Inc *	305	3,742
SYNNEX Corp *	78	1,949
Syntel Inc	214	6,728
Take-Two Interactive Software Inc *	193	1,828
Taleo Corp ‘A’ *	548	10,012
Techwell Inc *	277	2,355
Tekelec *	372	6,261
TeleCommunication Systems Inc ‘A’ *	698	4,963
TeleTech Holdings Inc *	583	8,833
Terremark Worldwide Inc *	953	5,508
Tessera Technologies Inc *	839	21,218
The Hackett Group Inc *	423	986
The Knot Inc *	498	3,924
The Ultimate Software Group Inc *	435	10,544
THQ Inc *	909	6,508
TIBCO Software Inc *	1,100	7,887
Tier Technologies Inc ‘B’ *	131	1,006
TiVo Inc *	1,831	19,189
TNS Inc *	451	8,456
Travelzoo Inc *	77	843
Trident Microsystems Inc *	126	219
TriQuint Semiconductor Inc *	1,500	7,965
Tyler Technologies Inc *	564	8,810
Ultratech Inc *	413	5,084
Unica Corp *	227	1,244
Unisys Corp *	210	317
Universal Display Corp *	489	4,782
ValueClick Inc *	1,498	15,759
VASCO Data Security International Inc *	334	2,442
Veeco Instruments Inc *	329	3,813
VeriFone Holdings Inc *	1,239	9,305
ViaSat Inc *	470	12,051
Vignette Corp *	326	4,287
Virtusa Corp *	198	1,590
VistaPrint Ltd * (Bermuda)	742	31,646
Vocus Inc *	279	5,513
Volterra Semiconductor Corp *	398	5,230
Websense Inc *	787	14,040
Wind River Systems Inc *	1,212	13,890
Wright Express Corp *	660	16,810
Zix Corp *	990	1,485
Zoran Corp *	700	7,630

		1,848,435

Materials - 2.0%

AEP Industries Inc *	87	2,296
Allied Nevada Gold Corp *	643	5,183
AMCOL International Corp	102	2,201
American Vanguard Corp	58	655
Arch Chemicals Inc	57	1,402
Balchem Corp	307	7,528
Boise Inc *	200	344
Bway Holding Co *	24	421
Calgon Carbon Corp *	939	13,043
China Green Agriculture Inc *	102	825
Clearwater Paper Corp *	24	607
Deltic Timber Corp	150	5,320
General Steel Holdings Inc *	93	369
GenTek Inc *	13	290
Hawkins Inc	159	3,590
Koppers Holdings Inc	229	6,039
Landec Corp *	475	3,225
LSB Industries Inc *	305	4,932
NewMarket Corp	178	11,985
NL Industries Inc	77	568
Olin Corp	109	1,296
OMNOVA Solutions Inc *	823	2,683
Paramount Gold and Silver Corp *	945	1,436
PolyOne Corp *	300	813
Rock-Tenn Co ‘A’	597	22,782
Silgan Holdings Inc	238	11,669
Stepan Co	124	5,476
Stillwater Mining Co *	112	640
United States Lime & Minerals Inc *	20	848
W.R. Grace & Co *	347	4,292
Wausau Paper Corp	300	2,016
Worthington Industries Inc	987	12,624
Zep Inc	358	4,314

		141,712

Telecommunication Services - 1.9%

AboveNet Inc *	106	8,584
Alaska Communications Systems Group Inc	812	5,944
Cbeyond Inc *	417	5,984
Centennial Communications Corp *	1,453	12,147
Cincinnati Bell Inc *	700	1,988
Cogent Communications Group Inc *	797	6,496
Consolidated Communications Holdings Inc	220	2,576
FairPoint Communications Inc	800	480
Fibernet Telecom Group Inc *	120	1,490
General Communication Inc ‘A’ *	400	2,772
Global Crossing Ltd * (Bermuda)	448	4,113
Hickory Tech Corp	191	1,467
inContact Inc *	399	1,093
Iowa Telecommunications Services Inc	110	1,376
iPCS Inc *	289	4,323
Neutral Tandem Inc *	568	16,767
NTELOS Holdings Corp	509	9,376
PAETEC Holding Corp *	2,098	5,665

See Notes to Financial Statements	See explanation of symbols and terms, if any, on 61

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
Premiere Global Services Inc *	794	$8,607
Shenandoah Telecommunications Co	428	8,684
Syniverse Holdings Inc *	978	15,677
USA Mobility Inc	384	4,900
Virgin Mobile USA Inc ‘A’ *	280	1,126

		131,635

Utilities - 0.2%

Cadiz Inc *	240	2,311
California Water Service Group	17	626
Connecticut Water Service Inc	26	564
Consolidated Water Co Ltd (Cayman)	67	1,062
New Jersey Resources Corp	111	4,112
Pennichuck Corp	30	684
Piedmont Natural Gas Co Inc	95	2,291
South Jersey Industries Inc	71	2,477
US Geothermal Inc *	836	1,187
York Water Co	52	797

		16,111

Total Common Stocks (Cost $6,309,284)		6,635,124

EXCHANGE-TRADED FUND - 3.5%

iShares Russell 2000 Growth Index Fund	4,337	245,864

Total Exchange-Traded Fund (Cost $243,169)		245,864

	Principal
	Amount
SHORT-TERM INVESTMENT - 2.3%

Repurchase Agreement - 2.3%

Fixed Income Clearing Corp
0.010% due 07/01/09 (Dated 06/30/09, repurchase price of $160,000; collateralized by Federal Home Loan Bank: 5.648% due 11/27/37 and market value $165,413)	$160,000	160,000

Total Short-Term Investment (Cost $160,000)		160,000

TOTAL INVESTMENTS - 101.1% (Cost $6,712,453)		7,040,988

OTHER ASSETS & LIABILITIES, NET - (1.1%)		(75,017)

NET ASSETS - 100.0%		$6,965,971

Notes to Schedule of Investments

(a)	As of June 30, 2009, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	26.6%
Health Care	23.5%
Consumer Discretionary	14.3%
Industrials	14.2%
Financials	5.5%
Consumer Staples	3.8%
Exchange-Traded Fund	3.5%
Energy	3.3%
Short-Term Investment	2.3%
Materials	2.0%
Telecommunication Services	1.9%
Utilities	0.2%

101.1%
Other Assets & Liabilities, Net	(1.1%)

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on 61

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value

COMMON STOCKS - 98.7%

Consumer Discretionary - 10.7%

1-800-FLOWERS.COM Inc ‘A’ *	442	$849
99 Cents Only Stores *	112	1,521
AFC Enterprises Inc *	404	2,727
America’s Car-Mart Inc *	79	1,619
American Axle & Manufacturing Holdings Inc	832	2,862
American Greetings Corp ‘A’	750	8,760
AnnTaylor Stores Corp *	1,114	8,890
ArvinMeritor Inc	1,271	5,580
Asbury Automotive Group Inc	613	6,277
Ascent Media Corp ‘A’ *	257	6,831
Audiovox Corp ‘A’ *	292	1,711
Beazer Homes USA Inc *	772	1,413
Belo Corp ‘A’	1,718	3,075
Benihana Inc ‘A’ *	142	897
Bluegreen Corp *	252	635
Blyth Inc	104	3,410
Bob Evans Farms Inc	584	16,784
Books-A-Million Inc	131	931
Borders Group Inc *	940	3,459
Brookfield Homes Corp *	157	628
Brown Shoe Co Inc	793	5,741
Brunswick Corp	1,680	7,258
Build-A-Bear Workshop Inc *	330	1,475
Cabela’s Inc *	759	9,336
Callaway Golf Co	1,231	6,241
Carmike Cinemas Inc	49	411
Carter’s Inc *	234	5,759
Cavco Industries Inc *	133	3,369
Charlotte Russe Holding Inc *	131	1,687
Charming Shoppes Inc *	1,974	7,343
Christopher & Banks Corp	605	4,059
Churchill Downs Inc	171	5,756
Cinemark Holdings Inc	32	362
Coldwater Creek Inc *	220	1,333
Collective Brands Inc *	687	10,010
Columbia Sportswear Co	205	6,339
Conn’s Inc *	193	2,412
Core-Mark Holding Co Inc *	136	3,544
Cracker Barrel Old Country Store Inc	115	3,208
Crocs Inc *	1,030	3,502
Crown Media Holdings Inc ‘A’ *	137	229
CSS Industries Inc	130	2,649
Dana Holding Corp *	1,933	2,474
Dillard’s Inc ‘A’	974	8,961
Domino’s Pizza Inc *	622	4,659
Dorman Products Inc *	163	2,254
Drew Industries Inc *	142	1,728
DSW Inc ‘A’ *	222	2,187
Eastman Kodak Co	5,090	15,066
Ethan Allen Interiors Inc	471	4,880
EW Scripps Co ‘A’	487	1,018
Exide Technologies *	900	3,357
Fisher Communications Inc	114	1,458
Fred’s Inc ‘A’	536	6,754
Frisch’s Restaurants Inc	32	945
Furniture Brands International Inc	733	2,221
G-III Apparel Group Ltd *	179	2,057
Gaiam Inc ‘A’ *	315	1,723
Gander Mountain Co *	110	660
Gaylord Entertainment Co *	636	8,084
Genesco Inc *	366	6,870
Global Sources Ltd * (Bermuda)	297	2,141
Great Wolf Resorts Inc *	525	1,071
Group 1 Automotive Inc	457	11,891
Harte-Hanks Inc	688	6,364
Haverty Furniture Cos Inc	342	3,129
Hawk Corp ‘A’ *	89	1,233
Helen of Troy Ltd * (Bermuda)	568	9,537
Hooker Furniture Corp	209	2,399
Hot Topic Inc *	341	2,493
Hovnanian Enterprises Inc ‘A’ *	459	1,083
Iconix Brand Group Inc *	1,136	17,472
Interval Leisure Group Inc *	35	326
Jackson Hewitt Tax Service Inc	554	3,468
Jakks Pacific Inc *	533	6,838
Jo-Ann Stores Inc *	316	6,532
Jones Apparel Group Inc	1,620	17,383
Journal Communications Inc ‘A’	895	940
K-Swiss Inc ‘A’	188	1,598
Kenneth Cole Productions Inc ‘A’	165	1,160
Knology Inc *	339	2,926
La-Z-Boy Inc	985	4,649
Lakes Entertainment Inc *	253	736
Landry’s Restaurants Inc *	145	1,247
LeapFrog Enterprises Inc *	530	1,214
Lear Corp *	1,332	666
Life Time Fitness Inc *	700	14,007
LIN TV Corp ‘A’ *	586	984
Lithia Motors Inc ‘A’	323	2,984
Live Nation Inc *	1,535	7,460
Liz Claiborne Inc	570	1,642
LodgeNet Interactive Corp *	139	473
Luby’s Inc *	327	1,328
M/I Homes Inc *	313	3,064
Mac-Gray Corp *	167	2,211
Marcus Corp	324	3,408
Marine Products Corp	163	611
Martha Stewart Living Omnimedia Inc ‘A’ *	100	306
McCormick & Schmick’s Seafood Restaurants Inc *	260	1,979
Mediacom Communications Corp ‘A’ *	439	2,243
Meritage Homes Corp *	595	11,222
Modine Manufacturing Co	632	3,034
Monarch Casino & Resort Inc *	51	372
Morgans Hotel Group Co *	111	425
Movado Group Inc	311	3,278
Multimedia Games Inc *	381	1,890
National CineMedia Inc	730	10,045
New York & Co Inc *	482	1,489
Nobel Learning Communities Inc *	2	23
O’Charley’s Inc	337	3,117
OfficeMax Inc	408	2,562
Orbitz Worldwide Inc *	310	589
Orient-Express Hotels Ltd ‘A’ (Bermuda)	1,459	12,387
Outdoor Channel Holdings Inc *	250	1,475
Oxford Industries Inc	80	932
Pacific Sunwear of California Inc *	1,260	4,246
Papa John’s International Inc *	80	1,983
Perry Ellis International Inc *	207	1,507
Pier 1 Imports Inc *	1,738	3,459
Pinnacle Entertainment Inc *	535	4,970
Pool Corp	441	7,303
Primedia Inc	228	458
Quiksilver Inc *	2,301	4,257
Raser Technologies Inc *	121	339
RC2 Corp *	330	4,366
Reading International Inc ‘A’ *	278	1,265
Red Lion Hotels Corp *	266	1,277
Red Robin Gourmet Burgers Inc *	235	4,406
Regis Corp	833	14,502
Rent-A-Center Inc *	1,253	22,341
Retail Ventures Inc *	459	1,001
Rex Stores Corp *	132	1,328
Ruby Tuesday Inc *	1,007	6,707
Ruth’s Hospitality Group Inc *	79	290
Saks Inc *	2,259	10,007
Sally Beauty Holdings Inc *	1,308	8,319

See Notes to Financial Statements	See explanation of symbols and terms, if any, on 61

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
Scholastic Corp	424	$8,391
Sealy Corp *	742	1,454
Shoe Carnival Inc *	152	1,813
Shutterfly Inc *	340	4,743
Sinclair Broadcast Group Inc ‘A’	838	1,626
Skechers U.S.A. Inc ‘A’ *	614	5,999
Skyline Corp	132	2,871
Sonic Automotive Inc ‘A’	340	3,454
Sonic Corp *	104	1,043
Sotheby’s	109	1,538
Spartan Motors Inc	618	7,002
Speedway Motorsports Inc	226	3,110
Sport Supply Group Inc	112	962
Stage Stores Inc	698	7,748
Standard Motor Products Inc	144	1,191
Standard Pacific Corp *	1,933	3,924
Stanley Furniture Co Inc	182	1,964
Stein Mart Inc *	37	328
Steiner Leisure Ltd * (Bahamas)	142	4,335
Steinway Musical Instruments Inc *	139	1,487
Stewart Enterprises Inc ‘A’	1,531	7,379
Stoneridge Inc *	308	1,478
Sturm Ruger & Co Inc	31	386
Superior Industries International Inc	442	6,232
Syms Corp *	94	706
Systemax Inc *	115	1,370
Tenneco Inc *	899	9,529
The Buckle Inc	41	1,303
The Dress Barn Inc *	633	9,052
The Finish Line Inc ‘A’	370	2,745
The Gymboree Corp *	116	4,116
The Men’s Wearhouse Inc	937	17,972
The Pep Boys-Manny, Moe & Jack	926	9,390
The Ryland Group Inc	817	13,693
The Steak n Shake Co *	467	4,082
The Talbots Inc	179	967
The Timberland Co ‘A’ *	274	3,636
Town Sports International Holdings Inc *	143	536
Tuesday Morning Corp *	590	1,988
Tween Brands Inc *	431	2,879
U.S. Auto Parts Network Inc *	139	524
Unifi Inc *	778	1,105
UniFirst Corp	208	7,731
Universal Electronics Inc *	59	1,190
Universal Travel Group *	25	280
Vail Resorts Inc *	559	14,992
Valassis Communications Inc *	163	996
West Marine Inc *	280	1,543
Winnebago Industries Inc	500	3,715
World Wrestling Entertainment Inc ‘A’	103	1,294
Zale Corp *	466	1,603
Zumiez Inc *	15	120

		756,120

Consumer Staples - 3.0%

Alico Inc	1	30
Alliance One International Inc *	553	2,101
American Italian Pasta Co ‘A’ *	116	3,380
American Oriental Bioengineering Inc *	755	3,994
B&G Foods Inc ‘A’	220	1,850
Casey’s General Stores Inc	377	9,685
Central Garden & Pet Co ‘A’ *	1,153	11,357
Chattem Inc *	23	1,566
Chiquita Brands International Inc *	848	8,701
Diamond Foods Inc	75	2,093
Elizabeth Arden Inc *	464	4,051
Farmer Bros. Co	61	1,396
Fresh Del Monte Produce Inc * (Cayman)	758	12,325
Griffin Land & Nurseries Inc	54	1,689
Heckmann Corp *	1,528	5,730
HQ Sustainable Maritime Industries Inc *	2	18
Imperial Sugar Co	235	2,846
Ingles Markets Inc ‘A’	246	3,749
Inter Parfums Inc	191	1,402
Mannatech Inc	323	1,066
Nash Finch Co	245	6,630
National Beverage Corp *	72	767
Nutraceutical International Corp *	188	1,953
Oil-Dri Corp of America	105	1,559
Omega Protein Corp *	368	1,494
Prestige Brands Holdings Inc *	649	3,991
Revlon Inc ‘A’ *	207	1,126
Ruddick Corp	671	15,722
Schiff Nutrition International Inc *	215	1,094
Seneca Foods Corp ‘A’ *	124	4,144
Smart Balance Inc *	278	1,893
Spartan Stores Inc	425	5,274
Susser Holdings Corp *	121	1,354
The Andersons Inc	346	10,359
The Great Atlantic & Pacific Tea Co Inc *	649	2,758
The Hain Celestial Group Inc *	569	8,882
The Pantry Inc *	379	6,292
TreeHouse Foods Inc *	600	17,262
Universal Corp	441	14,602
Village Super Market ‘A’	4	119
WD-40 Co	82	2,378
Weis Markets Inc	158	5,296
Winn-Dixie Stores Inc *	1,035	12,979
Zapata Corp *	174	1,185

		208,142

Energy - 5.5%

Allis-Chalmers Energy Inc *	1,137	2,627
Alon USA Energy Inc	121	1,252
Approach Resources Inc *	135	932
Atlas America Inc	318	5,683
ATP Oil & Gas Corp *	436	3,035
Basic Energy Services Inc *	403	2,753
Berry Petroleum Co ‘A’	812	15,095
Bill Barrett Corp *	729	20,018
Bolt Technology Corp *	114	1,281
Boots & Coots Inc *	1,517	2,109
BPZ Resources Inc *	271	1,325
Brigham Exploration Co *	727	2,537
Bristow Group Inc *	543	16,089
Bronco Drilling Co Inc *	439	1,879
Cal Dive International Inc *	657	5,670
CARBO Ceramics Inc	32	1,094
Cheniere Energy Inc *	730	2,146
Clayton Williams Energy Inc *	110	2,076
Complete Production Services Inc *	1,065	6,773
Contango Oil & Gas Co *	10	425
CREDO Petroleum Corp *	16	171
Crosstex Energy Inc	779	3,241
Cubic Energy Inc *	286	309
CVR Energy Inc *	400	2,932
Dawson Geophysical Co *	154	4,597
Delek US Holdings Inc	213	1,806
Delta Petroleum Corp *	1,605	3,098
DHT Maritime Inc	908	4,731
Endeavour International Corp *	100	136
ENGlobal Corp *	38	187
General Maritime Corp	928	9,178
Geokinetics Inc *	40	546
Georesources Inc *	126	1,285
Global Industries Ltd *	1,896	10,731
GMX Resources Inc *	231	2,458
Golar LNG Ltd (Bermuda)	203	1,736
Goodrich Petroleum Corp *	466	11,459
Gran Tierra Energy Inc *	3,868	13,345

See Notes to Financial Statements	See explanation of symbols and terms, if any, on 61

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
Green Plains Renewable Energy Inc *	185	$1,212
Gulf Island Fabrication Inc	222	3,514
GulfMark Offshore Inc *	194	5,354
Gulfport Energy Corp *	6	41
Harvest Natural Resources Inc *	570	2,514
Hercules Offshore Inc *	1,503	5,967
Hornbeck Offshore Services Inc *	437	9,347
International Coal Group Inc *	1,737	4,968
ION Geophysical Corp *	1,587	4,079
Key Energy Services Inc *	2,348	13,525
Knightsbridge Tankers Ltd (Bermuda)	328	4,474
Lufkin Industries Inc	33	1,388
Matrix Service Co *	353	4,052
NATCO Group Inc ‘A’ *	300	9,876
Natural Gas Services Group Inc *	211	2,806
Newpark Resources Inc *	1,613	4,597
Nordic American Tanker Shipping Ltd (Bermuda)	801	25,488
Oilsands Quest Inc *	3,429	3,292
OYO Geospace Corp *	84	2,155
Parallel Petroleum Corp *	816	1,583
Parker Drilling Co *	2,208	9,583
Patriot Coal Corp *	1,217	7,765
Penn Virginia Corp	862	14,111
Petroleum Development Corp *	295	4,629
PetroQuest Energy Inc *	825	3,044
PHI Inc *	108	1,851
Pioneer Drilling Co *	589	2,821
Rex Energy Corp *	142	809
Rosetta Resources Inc *	996	8,715
Ship Finance International Ltd (Bermuda)	305	3,364
Stone Energy Corp *	663	4,919
Superior Well Services Inc *	273	1,624
Swift Energy Co *	593	9,873
T-3 Energy Services Inc *	242	2,882
TETRA Technologies Inc *	669	5,325
TGC Industries Inc *	75	365
Toreador Resources Corp	16	107
Union Drilling Inc *	194	1,284
Uranerz Energy Corp *	211	397
Uranium Energy Corp *	23	67
USEC Inc *	2,135	11,358
Vaalco Energy Inc *	1,046	4,425
Vantage Drilling Co * (Cayman)	511	894
Venoco Inc *	215	1,649
W&T Offshore Inc	38	370
Warren Resources Inc *	529	1,296
Western Refining Inc *	604	4,264
Westmoreland Coal Co *	130	1,053

		385,821

Financials - 33.2%

1st Source Corp	265	4,577
Abington Bancorp Inc	423	3,367
Acadia Realty Trust REIT	582	7,595
Advance America Cash Advance Centers Inc	101	447
Agree Realty Corp REIT	138	2,530
Alexander’s Inc REIT	14	3,774
Alliance Financial Corp	80	2,269
Allied Capital Corp	3,395	11,815
Ambac Financial Group Inc	4,979	4,581
American Campus Communities Inc REIT	990	21,958
American Capital Agency Corp REIT	193	4,433
American Capital Ltd	4,092	13,135
American Equity Investment Life Holding Co	1,015	5,664
American National Bankshares Inc	120	2,314
American Physicians Capital Inc	139	5,443
American Physicians Service Group Inc	124	2,814
American Realty Investors Inc *	59	602
American Safety Insurance Holdings Ltd * (Bermuda)	150	2,042
Ameris Bancorp	275	1,738
Amerisafe Inc *	361	5,617
Ames National Corp	57	1,391
Ampal American Israel Corp ‘A’ *	316	771
AmTrust Financial Services Inc	376	4,286
Anthracite Capital Inc REIT	1,293	802
Anworth Mortgage Asset Corp REIT	1,935	13,951
Apollo Investment Corp	2,651	15,906
Ares Capital Corp	1,828	14,734
Argo Group International Holdings Ltd * (Bermuda)	586	16,537
Arrow Financial Corp	54	1,458
Ashford Hospitality Trust Inc REIT	1,085	3,049
Asset Acceptance Capital Corp *	177	1,361
Associated Estates Realty Corp REIT	260	1,550
Assured Guaranty Ltd (Bermuda)	1,011	12,516
Astoria Financial Corp	1,624	13,934
Auburn National Bancorporation Inc	48	1,368
Avatar Holdings Inc *	110	1,999
Baldwin & Lyons Inc ‘B’	145	2,857
BancFirst Corp	114	3,942
Banco Latinoamericano de Exportaciones SA ‘E’ (Panama)	524	6,513
Bancorp Rhode Island Inc	75	1,478
Bank Mutual Corp	848	7,395
Bank of Kentucky Financial Corp	62	1,736
Bank of Marin Bancorp	26	701
Bank of the Ozarks Inc	234	5,061
BankFinancial Corp	429	3,801
Banner Corp	317	1,211
Bar Harbor Bankshares	58	1,789
Beneficial Mutual Bancorp Inc *	578	5,549
Berkshire Hills Bancorp Inc	263	5,465
BGC Partners Inc ‘A’	479	1,815
BioMed Realty Trust Inc REIT	1,860	19,028
BlackRock Kelso Capital Corp	218	1,358
Boston Private Financial Holdings Inc	1,294	5,797
Bridge Bancorp Inc	25	681
Brookline Bancorp Inc	855	7,969
Brooklyn Federal Bancorp Inc	13	146
Bryn Mawr Bank Corp	94	1,774
Calamos Asset Management Inc ‘A’	346	4,882
California First National Bancorp	43	490
Camden National Corp	147	5,002
Cape Bancorp Inc *	219	1,890
Capital City Bank Group Inc	224	3,774
Capital Southwest Corp	57	4,124
CapLease Inc REIT	848	2,340
Capstead Mortgage Corp REIT	1,208	15,354
Cardinal Financial Corp	315	2,466
Cardtronics Inc *	100	381
Care Investment Trust Inc REIT	191	993
Cash America International Inc	561	13,122
Cathay General Bancorp	544	5,173
CBL & Associates Properties Inc REIT	1,357	7,314
Cedar Shopping Centers Inc REIT	739	3,340
Center Bancorp Inc	192	1,565
CenterState Banks of Florida Inc	113	838
Central Pacific Financial Corp	560	2,100
Century Bancorp Inc ‘A’	72	1,328
Chemical Financial Corp	384	7,645
Cheviot Financial Corp	55	440
Chicopee Bancorp Inc *	131	1,699
China Housing & Land Development Inc *	496	2,857
Citizens & Northern Corp	158	3,250
Citizens Holding Co	59	1,841
Citizens Inc *	147	894
Citizens Republic Bancorp Inc *	2,296	1,630

See Notes to Financial Statements	See explanation of symbols and terms, if any, on 61

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value

City Holding Co	277	$8,410
Clifton Savings Bancorp Inc	131	1,410
CNA Surety Corp *	300	4,047
CNB Financial Corp	92	1,304
CoBiz Financial Inc	375	2,404
Cogdell Spencer Inc REIT	540	2,317
Cohen & Steers Inc	190	2,841
Colonial Properties Trust REIT	930	6,882
Columbia Banking System Inc	351	3,591
Community Bank System Inc	625	9,100
Community Trust Bancorp Inc	290	7,758
Compass Diversified Holdings	458	3,705
CompuCredit Corp *	110	253
Conseco Inc *	3,517	8,335
Consolidated-Tomoka Land Co	108	3,789
Cousins Properties Inc REIT	749	6,367
Crawford & Co ‘B’ *	91	437
Credit Acceptance Corp *	2	44
CVB Financial Corp	1,274	7,606
Danvers Bancorp Inc	336	4,519
DCT Industrial Trust Inc REIT	3,349	13,664
Delphi Financial Group Inc ‘A’	815	15,835
Developers Diversified Realty Corp REIT	2,612	12,747
Diamond Hill Investment Group Inc *	7	281
DiamondRock Hospitality Co REIT	2,051	12,839
Dime Community Bancshares Inc	497	4,528
Dollar Financial Corp *	82	1,131
Donegal Group Inc ‘A’	196	2,981
Doral Financial Corp *	98	245
DuPont Fabros Technology Inc REIT	241	2,270
Dynex Capital Inc REIT	223	1,829
E*TRADE FINANCIAL Corp *	9,173	11,741
Eagle Bancorp Inc *	172	1,508
East West Bancorp Inc	1,219	7,911
Eastern Insurance Holdings Inc	152	1,430
EastGroup Properties Inc REIT	190	6,274
Education Realty Trust Inc REIT	477	2,046
EMC Insurance Group Inc	80	1,665
Employers Holdings Inc	887	12,019
Encore Capital Group Inc *	237	3,140
Enstar Group Ltd * (Bermuda)	129	7,592
Enterprise Bancorp Inc	103	1,215
Enterprise Financial Services Corp	91	827
Entertainment Properties Trust REIT	664	13,678
Epoch Holding Corp	2	17
Equity Lifestyle Properties Inc REIT	153	5,689
Equity One Inc REIT	590	7,823
ESB Financial Corp	180	2,362
ESSA Bancorp Inc	294	4,019
Evercore Partners Inc ‘A’	142	2,789
Extra Space Storage Inc REIT	1,642	13,711
F.N.B. Corp	1,708	10,573
Farmers Capital Bank Corp	111	2,794
FBL Financial Group Inc ‘A’	140	1,156
FBR Capital Markets Corp REIT *	291	1,368
FCStone Group Inc *	542	2,141
FelCor Lodging Trust Inc REIT	1,248	3,070
Fifth Street Finance Corp	368	3,695
Financial Federal Corp	297	6,103
Financial Institutions Inc	209	2,855
First Acceptance Corp *	318	677
First BanCorp	1,468	5,799
First BanCorp - Troy NC	261	4,092
First Bancorp Inc	171	3,329
First Busey Corp	501	3,682
First California Financial Group Inc *	116	716
First Commonwealth Financial Corp	1,621	10,277
First Community Bancshares Inc	187	2,401
First Defiance Financial Corp	158	2,054
First Financial Bancorp	716	5,384
First Financial Bankshares Inc	182	9,166
First Financial Corp	217	6,853
First Financial Holdings Inc	227	2,134
First Financial Northwest Inc	343	2,682
First Financial Service Corp	81	1,410
First Industrial Realty Trust Inc REIT	760	3,306
First Merchants Corp	405	3,252
First Mercury Financial Corp	146	2,010
First Midwest Bancorp Inc	928	6,784
First Potomac Realty Trust REIT	527	5,138
First South Bancorp Inc	135	1,566
FirstMerit Corp	1,555	26,404
Flagstar Bancorp Inc *	1,179	802
Flagstone Reinsurance Holdings Ltd (Bermuda)	707	7,282
Flushing Financial Corp	418	3,908
Forestar Group Inc *	660	7,841
Fox Chase Bancorp Inc *	79	758
FPIC Insurance Group Inc *	144	4,409
Franklin Street Properties Corp REIT	1,109	14,694
GAMCO Investors Inc ‘A’	56	2,716
German American Bancorp Inc	214	3,084
Getty Realty Corp REIT	179	3,378
Glacier Bancorp Inc	1,169	17,266
Gladstone Capital Corp	406	3,057
Gladstone Commercial Corp REIT	161	2,087
Gladstone Investment Corp	373	1,802
Glimcher Realty Trust REIT	667	1,934
Gramercy Capital Corp REIT *	669	1,077
Great Southern Bancorp Inc	150	3,083
Greenlight Capital Re Ltd ‘A’ * (Cayman)	536	9,278
Guaranty Bancorp *	1,051	2,007
Hallmark Financial Services Inc *	140	1,001
Hampton Roads Bankshares Inc	353	2,912
Hancock Holding Co	393	12,769
Harleysville Group Inc	235	6,632
Harleysville National Corp	814	3,826
Harris & Harris Group Inc *	499	2,909
Hatteras Financial Corp REIT	688	19,670
Healthcare Realty Trust Inc REIT	1,127	18,967
Heartland Financial USA Inc	229	3,270
Hercules Technology Growth Capital Inc	676	5,651
Heritage Financial Corp	113	1,306
Heritage Financial Group	21	180
Hersha Hospitality Trust REIT	827	2,051
Highwoods Properties Inc REIT	1,344	30,065
Hilltop Holdings Inc *	757	8,986
Home Bancorp Inc *	174	2,078
Home BancShares Inc	269	5,122
Home Federal Bancorp Inc	317	3,230
Home Properties Inc REIT	626	21,347
Horace Mann Educators Corp	747	7,448
IBERIABANK Corp	305	12,020
Independence Holding Co	89	566
Independent Bank Corp	399	7,860
Infinity Property & Casualty Corp	262	9,553
Inland Real Estate Corp REIT	1,338	9,366
International Assets Holding Corp *	5	74
International Bancshares Corp	991	10,217
Investors Bancorp Inc *	803	7,355
Investors Real Estate Trust REIT	1,007	8,952
IPC Holdings Ltd (Bermuda)	1,044	28,543
iStar Financial Inc REIT	1,856	5,271
JMP Group Inc	255	1,961
K-Fed Bancorp	86	789
Kansas City Life Insurance Co	84	2,260
KBW Inc *	343	9,865
Kearny Financial Corp	245	2,803
Kentucky First Federal Bancorp	62	753
Kilroy Realty Corp REIT	686	14,090

See Notes to Financial Statements	See explanation of symbols and terms, if any, on 61

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value

Kite Realty Group Trust REIT	811	$2,368
Knight Capital Group Inc ‘A’ *	870	14,834
Kohlberg Capital Corp	318	2,010
LaBranche & Co Inc *	1,060	4,558
Lakeland Bancorp Inc	359	3,227
Lakeland Financial Corp	216	4,104
LaSalle Hotel Properties REIT	1,014	12,513
Legacy Bancorp Inc	148	1,643
Lexington Realty Trust REIT	1,616	5,494
LTC Properties Inc REIT	396	8,098
Maiden Holdings Ltd (Bermuda)	954	6,258
Main Street Capital Corp	54	739
MainSource Financial Group Inc	351	2,604
Max Capital Group Ltd (Bermuda)	876	16,171
MB Financial Inc	674	6,868
MCG Capital Corp *	1,140	2,770
Meadowbrook Insurance Group Inc	1,098	7,170
Medallion Financial Corp	253	1,935
Medical Properties Trust Inc REIT	1,527	9,269
Mercer Insurance Group Inc	111	1,765
Merchants Bancshares Inc	94	2,086
Meridian Interstate Bancorp Inc *	173	1,289
Metro Bancorp Inc *	58	1,117
MF Global Ltd * (Bermuda)	1,259	7,466
MFA Financial Inc REIT	4,225	29,237
MGIC Investment Corp	2,378	10,463
Mid-America Apartment Communities Inc REIT	270	9,912
MidSouth Bancorp Inc	80	1,344
Mission West Properties Inc REIT	294	2,008
Monmouth Real Estate Investment Corp ‘A’ REIT	331	1,940
Montpelier Re Holdings Ltd (Bermuda)	1,639	21,782
MVC Capital Inc	382	3,232
Nara Bancorp Inc	296	1,533
NASB Financial Inc	70	2,002
National Bankshares Inc	133	3,192
National Financial Partners Corp	786	5,754
National Health Investors Inc REIT	451	12,046
National Interstate Corp	103	1,564
National Penn Bancshares Inc	1,600	7,376
National Retail Properties Inc REIT	1,517	26,320
National Western Life Insurance Co ‘A’	40	4,670
NBT Bancorp Inc	652	14,155
Nelnet Inc ‘A’ *	259	3,520
NewAlliance Bancshares Inc	2,027	23,310
NewStar Financial Inc *	464	886
NGP Capital Resources Co	370	2,172
Northeast Community Bancorp Inc	99	803
Northfield Bancorp Inc	334	3,881
Northrim BanCorp Inc	123	1,712
NorthStar Realty Finance Corp REIT	1,141	3,229
Northwest Bancorp Inc	305	5,752
Norwood Financial Corp	39	1,223
NYMAGIC Inc	75	1,041
OceanFirst Financial Corp	148	1,772
Ocwen Financial Corp *	710	9,209
Ohio Valley Banc Corp	78	2,289
Old National Bancorp	1,264	12,412
Old Point Financial Corp	45	833
Old Second Bancorp Inc	212	1,251
Omega Healthcare Investors Inc REIT	1,276	19,804
Oppenheimer Holdings Inc ‘A’	181	3,832
Oriental Financial Group Inc	464	4,501
Oritani Financial Corp *	29	398
Orrstown Financial Services Inc	53	1,974
Pacific Capital Bancorp	906	1,939
Pacific Continental Corp	245	2,972
PacWest Bancorp	468	6,159
Park National Corp	189	10,675
Parkway Properties Inc REIT	414	5,382
Peapack-Gladstone Financial Corp	120	2,315
PennantPark Investment Corp	406	2,883
Penns Woods Bancorp Inc	35	1,020
Pennsylvania REIT	689	3,445
Penson Worldwide Inc *	143	1,280
Peoples Bancorp Inc	201	3,427
Peoples Financial Corp	78	1,482
PHH Corp *	1,031	18,744
PICO Holdings Inc *	208	5,970
Pinnacle Financial Partners Inc *	459	6,114
Piper Jaffray Cos *	374	16,333
Platinum Underwriters Holdings Ltd (Bermuda)	971	27,761
PMA Capital Corp ‘A’ *	595	2,707
Porter Bancorp Inc	59	894
Post Properties Inc REIT	844	11,343
Potlatch Corp REIT	361	8,769
PremierWest Bancorp	414	1,403
Presidential Life Corp	365	2,763
Primus Guaranty Ltd * (Bermuda)	320	755
PrivateBancorp Inc	231	5,137
ProAssurance Corp *	628	29,020
Prospect Capital Corp	819	7,535
Prosperity Bancshares Inc	875	26,101
Provident Financial Services Inc	1,141	10,383
Provident New York Bancorp	611	4,961
Prudential Bancorp Inc of Pennsylvania	26	307
PS Business Parks Inc REIT	194	9,397
Radian Group Inc	1,569	4,268
RAIT Financial Trust REIT	1,098	1,504
Ramco-Gershenson Properties Trust REIT	304	3,043
Redwood Trust Inc REIT	1,281	18,908
Renasant Corp	403	6,053
Republic Bancorp Inc ‘A’	164	3,705
Republic First Bancorp Inc *	145	1,131
Resource America Inc ‘A’	241	1,297
Resource Capital Corp REIT	434	1,389
Rewards Network Inc *	258	975
RLI Corp	208	9,318
Rockville Financial Inc	145	1,588
Roma Financial Corp	63	803
S&T Bancorp Inc	451	5,484
S.Y. Bancorp Inc	133	3,215
Safeguard Scientifics Inc *	1,482	1,956
Safety Insurance Group Inc	223	6,815
Sanders Morris Harris Group Inc	325	1,788
Sandy Spring Bancorp Inc	310	4,557
Santander BanCorp *	74	515
Saul Centers Inc REIT	39	1,153
SCBT Financial Corp	225	5,330
SeaBright Insurance Holdings Inc *	417	4,224
Selective Insurance Group Inc	1,005	12,834
Shore Bancshares Inc	162	2,906
Sierra Bancorp	121	1,528
Signature Bank *	132	3,580
Simmons First National Corp ‘A’	268	7,161
Smithtown Bancorp Inc	274	3,504
Southside Bancshares Inc	197	4,505
Southwest Bancorp Inc	283	2,762
Sovran Self Storage Inc REIT	432	10,627
State Auto Financial Corp	252	4,410
State Bancorp Inc	247	1,867
StellarOne Corp	406	5,258
Sterling Bancorp	351	2,931
Sterling Bancshares Inc	1,568	9,925
Sterling Financial Corp	1,010	2,939
Stewart Information Services Corp	328	4,674
Strategic Hotels & Resorts Inc REIT	1,465	1,626
Suffolk Bancorp	62	1,590
Sun Bancorp Inc *	210	1,088
Sun Communities Inc REIT	318	4,382
Sunstone Hotel Investors Inc REIT	1,432	7,661

See Notes to Financial Statements	See explanation of symbols and terms, if any, on 61

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
Susquehanna Bancshares Inc	1,644	$8,039
SVB Financial Group *	567	15,434
SWS Group Inc	433	6,049
Tanger Factory Outlet Centers Inc REIT	333	10,799
Texas Capital Bancshares Inc *	615	9,514
The Bancorp Inc *	220	1,320
The Colonial BancGroup Inc	3,637	2,255
The First Marblehead Corp *	1,169	2,361
The First of Long Island Corp	89	2,059
The Navigators Group Inc *	238	10,574
The Phoenix Cos Inc *	1,815	3,031
The PMI Group Inc	1,405	2,782
The South Financial Group Inc	1,690	2,011
Thomas Weisel Partners Group Inc *	361	2,173
TICC Capital Corp	469	2,068
Tompkins Financial Corp	91	4,363
Tower Bancorp Inc	68	2,390
Tower Group Inc	89	2,205
TowneBank	386	5,404
TradeStation Group Inc *	497	4,205
Transcontinental Realty Investors Inc *	20	241
Tree.com Inc *	127	1,219
Triangle Capital Corp	146	1,594
Trico Bancshares	266	4,123
Trustco Bank Corp NY	913	5,396
Trustmark Corp	1,090	21,059
U-Store-It Trust REIT	954	4,675
U.S. Global Investors Inc ‘A’	53	491
UCBH Holdings Inc	2,319	2,922
UMB Financial Corp	611	23,224
UMH Properties Inc REIT	140	1,116
Umpqua Holdings Corp	1,148	8,908
Union Bankshares Corp	261	3,907
United America Indemnity Ltd ‘A’ * (Cayman)	704	3,372
United Bankshares Inc	726	14,186
United Community Banks Inc *	797	4,776
United Financial Bancorp Inc	265	3,662
United Fire & Casualty Co	423	7,254
United Security Bancshares Inc	117	2,562
Universal Health Realty Income Trust REIT	100	3,152
Universal Insurance Holdings Inc	109	547
Univest Corp of Pennsylvania	231	4,680
Urstadt Biddle Properties Inc ‘A’ REIT	362	5,097
Virtus Investment Partners Inc *	114	1,675
Walter Investment Management Corp REIT *	341	4,528
Washington Banking Co	189	1,780
Washington REIT	983	21,990
Washington Trust Bancorp Inc	261	4,654
Waterstone Financial Inc *	102	303
Webster Financial Corp	1,006	8,098
WesBanco Inc	440	6,398
West Bancorp Inc	271	1,355
Westamerica Bancorp	242	12,006
Western Alliance Bancorp *	875	5,985
Westfield Financial Inc	601	5,445
Westwood Holdings Group Inc	13	544
Wilber Corp	120	1,332
Wilshire Bancorp Inc	355	2,041
Winthrop Realty Trust REIT	188	1,679
Wintrust Financial Corp	457	7,349
World Acceptance Corp *	310	6,172
WSFS Financial Corp	119	3,250
Yadkin Valley Financial Corp	313	2,163
Zenith National Insurance Corp	710	15,435

		2,339,327

Health Care - 5.1%

Adolor Corp *	437	769
Affymetrix Inc *	189	1,121
Albany Molecular Research Inc *	449	3,767
Alliance HealthCare Services Inc *	47	345
Allied Healthcare International Inc *	736	1,597
Allion Healthcare Inc *	331	1,969
Amedisys Inc *	31	1,024
American Dental Partners Inc *	144	1,306
AMICAS Inc *	199	553
AmSurg Corp *	571	12,242
Analogic Corp	91	3,362
AngioDynamics Inc *	337	4,472
ArQule Inc *	369	2,266
Aspect Medical Systems Inc *	273	1,613
Assisted Living Concepts Inc ‘A’ *	196	2,852
Biodel Inc *	6	31
BMP Sunstone Corp *	7	33
Cambrex Corp *	10	41
Cantel Medical Corp *	70	1,136
Capital Senior Living Corp *	376	1,711
Caraco Pharmaceutical Laboratories Ltd *	102	313
Cardiac Science Corp *	350	1,407
Celera Corp *	1,201	9,164
Centene Corp *	376	7,513
Chindex International Inc *	26	322
CONMED Corp *	553	8,583
Continucare Corp *	47	110
Cross Country Healthcare Inc *	518	3,559
CryoLife Inc *	55	305
Cutera Inc *	187	1,612
Cynosure Inc ‘A’ *	200	1,530
Enzo Biochem Inc *	110	487
ev3 Inc *	1,335	14,311
Facet Biotech Corp *	400	3,716
Gentiva Health Services Inc *	337	5,547
Geron Corp *	850	6,520
Greatbatch Inc *	127	2,872
Hanger Orthopedic Group Inc *	368	5,001
Hansen Medical Inc *	100	494
Harvard Bioscience Inc *	2	8
Healthspring Inc *	905	9,828
Healthways Inc *	608	8,178
Hi-Tech Pharmacal Co Inc *	126	1,121
Home Diagnostics Inc *	137	841
I-Flow Corp *	216	1,499
Infinity Pharmaceuticals Inc *	163	952
Invacare Corp	314	5,542
inVentiv Health Inc *	425	5,750
Kendle International Inc *	226	2,766
Kindred Healthcare Inc *	742	9,179
KV Pharmaceutical Co ‘A’ *	354	1,136
Landauer Inc	72	4,417
LCA-Vision Inc *	126	532
Lexicon Pharmaceuticals Inc *	569	706
Magellan Health Services Inc *	670	21,989
Martek Biosciences Corp	518	10,956
Maxygen Inc *	85	571
MedCath Corp *	286	3,363
Medical Action Industries Inc *	60	687
Medicis Pharmaceutical Corp ‘A’	967	15,781
MedQuist Inc	153	930
Molina Healthcare Inc *	253	6,052
Myriad Pharmaceuticals Inc *	19	88
Nabi Biopharmaceuticals *	202	489
National Healthcare Corp	93	3,528
Natus Medical Inc *	126	1,454
Nighthawk Radiology Holdings Inc *	414	1,532
NovaMed Inc *	174	687
Noven Pharmaceuticals Inc *	428	6,120
Odyssey HealthCare Inc *	320	3,290
Omnicell Inc *	100	1,075
OraSure Technologies Inc *	56	138
Owens & Minor Inc	165	7,230

See Notes to Financial Statements	See explanation of symbols and terms, if any, on 61

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
Palomar Medical Technologies Inc *	97	$1,422
Par Pharmaceutical Cos Inc *	661	10,014
Progenics Pharmaceuticals Inc *	134	690
Psychiatric Solutions Inc *	345	7,845
RehabCare Group Inc *	76	1,819
Res-Care Inc *	458	6,549
RTI Biologics Inc *	618	2,651
Skilled Healthcare Group Inc ‘A’ *	392	2,940
Sun Healthcare Group Inc *	831	7,014
Sunrise Senior Living Inc *	881	1,454
SuperGen Inc *	440	884
Symmetry Medical Inc *	533	4,968
The Medicines Co *	300	2,517
TomoTherapy Inc *	477	1,312
Triple-S Management Corp ‘B’ *	373	5,815
U.S. Physical Therapy Inc *	123	1,814
Universal American Corp *	485	4,229
Varian Inc *	426	16,797
ViroPharma Inc *	1,180	6,997
Vital Images Inc *	90	1,022
Volcano Corp *	227	3,173
WellCare Health Plans Inc *	801	14,811
Young Innovations Inc	26	567
ZOLL Medical Corp *	53	1,025

		362,320

Industrials - 16.8%

3D Systems Corp *	102	735
A.O. Smith Corp	424	13,810
AAR Corp *	674	10,818
ABM Industries Inc	657	11,872
ACCO Brands Corp *	1,005	2,834
Aceto Corp	477	3,182
Actuant Corp ‘A’	592	7,222
Acuity Brands Inc	188	5,273
Air Transport Services Group Inc *	428	993
Aircastle Ltd (Bermuda)	857	6,299
Alamo Group Inc	99	1,000
Alaska Air Group Inc *	653	11,924
Albany International Corp ‘A’	491	5,588
Altra Holdings Inc *	444	3,326
AMERCO Inc *	161	5,981
American Commercial Lines Inc *	184	2,848
American Railcar Industries Inc	158	1,305
American Reprographics Co *	100	832
American Woodmark Corp	197	4,718
Ameron International Corp	175	11,732
Ampco-Pittsburgh Corp	74	1,735
Amrep Corp *	5	55
Apogee Enterprises Inc	497	6,113
Applied Industrial Technologies Inc	804	15,839
Argon ST Inc *	41	843
Arkansas Best Corp	481	12,674
Ascent Solar Technologies Inc *	247	1,932
Astec Industries Inc *	345	10,243
Astronics Corp *	39	405
ATC Technology Corp *	101	1,465
Atlas Air Worldwide Holdings Inc *	324	7,514
Avis Budget Group Inc *	812	4,588
Baldor Electric Co	711	16,915
Barnes Group Inc	900	10,701
Barrett Business Services Inc	134	1,407
Beacon Roofing Supply Inc *	150	2,169
Belden Inc	866	14,462
Blount International Inc *	463	3,986
BlueLinx Holdings Inc *	244	732
Bowne & Co Inc	525	3,418
Brady Corp ‘A’	909	22,834
Briggs & Stratton Corp	947	12,633
Builders FirstSource Inc *	66	275
CAI International Inc *	205	1,046
Cascade Corp	175	2,753
CDI Corp	210	2,341
Celadon Group Inc *	85	713
Ceradyne Inc *	491	8,671
Chart Industries Inc *	74	1,345
Chase Corp	91	1,083
China BAK Battery Inc *	731	2,156
CIRCOR International Inc	330	7,791
CLARCOR Inc	617	18,010
Colfax Corp *	300	2,316
Columbus McKinnon Corp *	365	4,617
Comfort Systems USA Inc	737	7,554
COMSYS IT Partners Inc *	242	1,416
Consolidated Graphics Inc *	188	3,275
Cornell Cos Inc *	212	3,437
Courier Corp	174	2,655
CRA International Inc *	33	916
Curtiss-Wright Corp	847	25,181
Deluxe Corp	422	5,406
Diamond Management & Technology Consultants Inc	7	29
Dollar Thrifty Automotive Group Inc *	414	5,775
Ducommun Inc	201	3,777
DXP Enterprises Inc *	151	1,732
Dycom Industries Inc *	742	8,214
Dynamex Inc *	42	646
DynCorp International Inc ‘A’ *	384	6,447
Eagle Bulk Shipping Inc	901	4,226
EMCOR Group Inc *	846	17,022
Encore Wire Corp	347	7,408
Energy Conversion Devices Inc *	138	1,953
EnergySolutions Inc	1,302	11,978
EnerSys *	766	13,934
Ennis Inc	495	6,168
EnPro Industries Inc *	381	6,862
Esterline Technologies Corp *	389	10,530
Evergreen Solar Inc *	1,686	3,659
Federal Signal Corp	914	6,992
First Advantage Corp ‘A’ *	187	2,844
Flow International Corp *	100	235
Forward Air Corp	298	6,353
Franklin Covey Co *	55	343
Franklin Electric Co Inc	447	11,586
FreightCar America Inc	229	3,849
Fuel Tech Inc *	92	892
FuelCell Energy Inc *	239	999
Furmanite Corp *	202	901
Fushi Copperweld Inc *	306	2,531
G&K Services Inc ‘A’	353	7,466
Genco Shipping & Trading Ltd	496	10,773
GeoEye Inc *	21	495
Gibraltar Industries Inc	478	3,284
GP Strategies Corp *	94	554
GrafTech International Ltd *	1,397	15,800
Graham Corp	81	1,077
Granite Construction Inc	563	18,737
Great Lakes Dredge & Dock Corp	18	86
Griffon Corp *	790	6,573
H&E Equipment Services Inc *	522	4,881
Heartland Express Inc	351	5,167
Heidrick & Struggles International Inc	324	5,913
Herley Industries Inc *	262	2,874
Hill International Inc *	100	430
HNI Corp	220	3,973
Horizon Lines Inc ‘A’	600	2,316
Houston Wire & Cable Co	200	2,382
Hub Group Inc ‘A’ *	369	7,616
Hurco Cos Inc *	111	1,735
ICT Group Inc *	18	157

See Notes to Financial Statements	See explanation of symbols and terms, if any, on 61

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
II-VI Inc *	143	$3,170
InnerWorkings Inc *	100	475
Insituform Technologies Inc ‘A’ *	738	12,524
Insteel Industries Inc	338	2,785
Integrated Electrical Services Inc *	82	640
Interline Brands Inc *	596	8,153
International Shipholding Corp	111	2,993
JetBlue Airways Corp *	4,367	18,647
John Bean Technologies Corp	503	6,298
K-Tron International Inc *	9	717
Kadant Inc *	237	2,676
Kaman Corp	70	1,169
Kaydon Corp	631	20,545
Kelly Services Inc ‘A’	435	4,763
Kforce Inc *	545	4,507
Kimball International Inc ‘B’	566	3,532
Knight Transportation Inc	232	3,840
Korn/Ferry International *	800	8,512
LaBarge Inc *	77	714
Ladish Co Inc *	305	3,956
Lawson Products Inc	58	824
Layne Christensen Co *	371	7,587
LB Foster Co ‘A’ *	194	5,834
Lindsay Corp	14	463
LMI Aerospace Inc *	86	870
LSI Industries Inc	367	2,000
M&F Worldwide Corp *	206	4,120
MasTec Inc *	281	3,293
McGrath RentCorp	374	7,128
Met-Pro Corp	81	876
Metalico Inc *	523	2,437
Miller Industries Inc *	175	1,540
Mine Safety Appliances Co	25	603
Mobile Mini Inc *	513	7,526
Moog Inc ‘A’ *	793	20,467
MPS Group Inc *	1,756	13,416
Mueller Industries Inc	690	14,352
Mueller Water Products Inc ‘A’	2,128	7,959
NACCO Industries Inc ‘A’	94	2,700
NCI Building Systems Inc *	328	866
Nordson Corp	423	16,353
North American Galvanizing & Coating Inc *	75	455
Northwest Pipe Co *	176	6,118
Old Dominion Freight Line Inc *	450	15,106
On Assignment Inc *	624	2,440
Orion Energy Systems Inc *	299	1,121
Otter Tail Corp	664	14,502
Pacer International Inc	686	1,530
Patriot Transportation Holding Inc *	6	438
Pike Electric Corp *	149	1,795
Polypore International Inc *	300	3,336
Portec Rail Products Inc	52	512
Power-One Inc *	1,350	2,011
PowerSecure International Inc *	249	1,061
Preformed Line Products Co	1	44
Quanex Building Products Corp	314	3,523
RBC Bearings Inc *	17	348
Regal-Beloit Corp	679	26,970
Republic Airways Holdings Inc *	530	3,461
Robbins & Myers Inc	475	9,144
Rush Enterprises Inc ‘A’ *	448	5,219
Saia Inc *	258	4,647
SatCon Technology Corp *	177	319
Sauer-Danfoss Inc	200	1,226
Schawk Inc	253	1,900
School Specialty Inc *	233	4,709
Seaboard Corp	10	11,220
Simpson Manufacturing Co Inc	148	3,200
SkyWest Inc	1,058	10,792
Spherion Corp *	993	4,091
Standard Parking Corp *	130	2,118
Standex International Corp	239	2,772
Steelcase Inc ‘A’	1,361	7,921
Sterling Construction Co Inc *	232	3,540
Sun Hydraulics Corp	141	2,280
TAL International Group Inc	275	2,997
TBS International Ltd ‘A’ * (Bermuda)	260	2,031
Team Inc *	22	345
Tecumseh Products Co ‘A’ *	355	3,447
Teledyne Technologies Inc *	449	14,705
Textainer Group Holdings Ltd (Bermuda)	191	2,195
The Eastern Co	116	1,914
The Geo Group Inc *	200	3,716
The Gorman-Rupp Co	100	2,017
The Greenbrier Cos Inc	324	2,330
The Standard Register Co	99	323
Titan International Inc	673	5,027
Titan Machinery Inc *	24	305
Todd Shipyards Corp	113	1,881
Tredegar Corp	538	7,166
Trex Co Inc *	37	495
Trimas Corp *	82	276
Triumph Group Inc	322	12,880
TrueBlue Inc *	801	6,728
Tutor Perini Corp *	474	8,229
Twin Disc Inc	130	885
UAL Corp *	177	565
Ultrapetrol Bahamas Ltd * (Bahamas)	359	1,590
United Capital Corp *	23	421
United Rentals Inc *	1,145	7,431
United Stationers Inc *	450	15,696
Universal Forest Products Inc	365	12,078
Universal Truckload Services Inc	101	1,581
US Airways Group Inc *	2,517	6,116
USA Truck Inc *	37	501
Valence Technology Inc *	28	50
Viad Corp	351	6,044
Vicor Corp	204	1,473
Volt Information Sciences Inc *	237	1,486
VSE Corp	18	471
Waste Services Inc *	257	1,331
Watsco Inc	38	1,859
Watson Wyatt Worldwide Inc ‘A’	148	5,554
Watts Water Technologies Inc ‘A’	557	11,998
Werner Enterprises Inc	811	14,695
Willis Lease Finance Corp *	83	1,089
Woodward Governor Co	210	4,158
YRC Worldwide Inc *	1,156	2,000

		1,187,864

Information Technology - 11.3%

3Com Corp *	1,339	6,307
Actel Corp *	328	3,519
ActivIdentity Corp *	602	1,523
Acxiom Corp	240	2,119
Adaptec Inc *	2,281	6,045
ADC Telecommunications Inc *	1,476	11,749
ADTRAN Inc	236	5,067
Advanced Energy Industries Inc *	109	980
Agilysys Inc	300	1,404
Airvana Inc *	180	1,147
American Software Inc ‘A’	6	35
ANADIGICS Inc *	252	1,056
Anaren Inc *	36	636
Anixter International Inc *	479	18,006
ARRIS Group Inc *	581	7,065
ATMI Inc *	422	6,554
Avid Technology Inc *	409	5,485
Avocent Corp *	732	10,219
Bel Fuse Inc ‘B’	198	3,176

See Notes to Financial Statements	See explanation of symbols and terms, if any, on 61

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value

Benchmark Electronics Inc *	1,099	$15,826
Black Box Corp	334	11,179
Brooks Automation Inc *	1,167	5,228
Cabot Microelectronics Corp *	400	11,316
CACI International Inc ‘A’ *	509	21,739
Callidus Software Inc *	257	732
Ceva Inc *	33	286
Checkpoint Systems Inc *	564	8,849
China Information Security Technology Inc *	100	286
China Security & Surveillance Technology Inc *	127	958
CIBER Inc *	1,224	3,794
Cognex Corp	619	8,746
Cogo Group Inc *	500	2,985
Coherent Inc *	395	8,169
Cohu Inc	458	4,113
Communications Systems Inc	125	1,225
Computer Task Group Inc *	112	683
CPI International Inc *	71	617
Cray Inc *	188	1,481
CSG Systems International Inc *	273	3,615
CSR PLC * (United Kingdom)	752	4,343
CTS Corp	613	4,015
Cymer Inc *	564	16,768
Daktronics Inc	100	770
DDi Corp *	245	1,110
Digi International Inc *	307	2,993
Digital River Inc *	142	5,157
DivX Inc *	208	1,142
Double-Take Software Inc *	18	156
DSP Group Inc *	398	2,690
Dynamics Research Corp *	150	1,501
EarthLink Inc *	1,759	13,034
Echelon Corp *	200	1,696
Electro Rent Corp	311	2,951
Electro Scientific Industries Inc *	523	5,847
Electronics for Imaging Inc *	903	9,626
EMCORE Corp *	1,467	1,848
EMS Technologies Inc *	55	1,149
Emulex Corp *	98	958
Entegris Inc *	2,167	5,894
Epicor Software Corp *	850	4,505
ePlus Inc *	59	860
Euronet Worldwide Inc *	117	2,269
Exar Corp *	617	4,436
Extreme Networks Inc *	1,707	3,414
Fair Isaac Corp	928	14,347
FARO Technologies Inc *	35	544
FEI Co *	58	1,328
FormFactor Inc *	59	1,017
Global Cash Access Holdings Inc *	77	613
Globecomm Systems Inc *	413	2,969
GSI Technology Inc *	316	1,220
Harmonic Inc *	433	2,550
Harris Stratex Networks Inc ‘A’ *	1,124	7,284
i2 Technologies Inc *	60	753
ICx Technologies Inc *	71	426
Imation Corp	475	3,615
infoGROUP Inc *	255	1,456
Information Services Group Inc *	454	1,367
InfoSpace Inc *	255	1,691
Insight Enterprises Inc *	752	7,264
Integral Systems Inc *	248	2,063
Internap Network Services Corp *	975	3,403
Internet Brands Inc ‘A’ *	213	1,491
Internet Capital Group Inc *	295	1,985
Intevac Inc *	387	3,371
iPass Inc *	879	1,406
IXYS Corp	82	830
j2 Global Communications Inc *	80	1,805
JDA Software Group Inc *	133	1,990
Keynote Systems Inc *	91	695
KVH Industries Inc *	3	20
L-1 Identity Solutions Inc *	278	2,152
Lattice Semiconductor Corp *	2,033	3,822
Lawson Software Inc *	1,494	8,337
Littelfuse Inc *	423	8,443
ManTech International Corp ‘A’ *	91	3,917
Marchex Inc ‘B’	200	674
MAXIMUS Inc	30	1,237
Measurement Specialties Inc *	282	1,988
MEMSIC Inc *	290	1,230
Mentor Graphics Corp *	1,644	8,993
Mercury Computer Systems Inc *	434	4,014
Methode Electronics Inc	645	4,528
Micrel Inc	519	3,799
Microtune Inc *	409	957
MKS Instruments Inc *	909	11,990
ModusLink Global Solutions Inc *	824	5,653
MoneyGram International Inc *	283	504
Monotype Imaging Holdings Inc *	411	2,799
MSC Software Corp *	848	5,648
MTS Systems Corp	298	6,154
Ness Technologies Inc *	696	2,721
NETGEAR Inc *	486	7,003
NetScout Systems Inc *	67	628
Network Equipment Technologies Inc *	247	1,052
Newport Corp *	642	3,717
Omniture Inc *	89	1,118
OmniVision Technologies Inc *	952	9,891
Online Resources Corp *	200	1,248
OpenTV Corp ‘A’ * (United Kingdom)	830	1,096
Openwave Systems Inc *	1,131	2,533
Oplink Communications Inc *	112	1,277
OpNext Inc *	417	892
OSI Systems Inc *	71	1,480
Palm Inc *	306	5,070
PAR Technology Corp *	58	371
Park Electrochemical Corp	158	3,402
PC Connection Inc *	159	835
PC Mall Inc *	151	1,021
PCTEL Inc *	338	1,808
Perficient Inc *	431	3,013
Pericom Semiconductor Corp *	500	4,210
Perot Systems Corp ‘A’ *	1,290	18,486
Pervasive Software Inc *	268	1,632
Photronics Inc *	808	3,272
Plantronics Inc	113	2,137
Plexus Corp *	499	10,210
Polycom Inc *	961	19,479
Powerwave Technologies Inc *	2,530	4,073
Quest Software Inc *	1,116	15,557
RealNetworks Inc *	779	2,329
RF Micro Devices Inc *	391	1,470
Rimage Corp *	182	3,023
Rofin-Sinar Technologies Inc *	300	6,003
Rogers Corp *	233	4,714
Rudolph Technologies Inc *	368	2,031
ScanSource Inc *	476	11,672
SeaChange International Inc *	298	2,393
Semitool Inc *	382	1,765
Sigma Designs Inc *	140	2,246
Silicon Graphics International Corp *	454	2,061
Silicon Image Inc *	1,437	3,305
Silicon Storage Technology Inc *	1,373	2,568
SMART Modular Technologies Inc * (Cayman)	621	1,410
SonicWALL Inc *	903	4,948
Sonus Networks Inc *	3,800	6,118
Spectrum Control Inc *	221	1,945
SRA International Inc ‘A’ *	545	9,570
Standard Microsystems Corp *	311	6,360

See Notes to Financial Statements	See explanation of symbols and terms, if any, on 61

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
StarTek Inc *	192	$1,540
Super Micro Computer Inc *	145	1,111
support.com Inc *	660	1,439
Sycamore Networks Inc *	3,544	11,093
Symmetricom Inc *	836	4,824
Symyx Technologies Inc *	142	831
Synchronoss Technologies Inc *	51	626
SYNNEX Corp *	280	6,997
Take-Two Interactive Software Inc *	1,326	12,557
Technitrol Inc	784	5,072
TechTarget Inc *	200	800
Techwell Inc *	32	272
Tekelec *	843	14,188
The Hackett Group Inc *	400	932
THQ Inc *	332	2,377
TIBCO Software Inc *	2,132	15,286
Tier Technologies Inc ‘B’ *	168	1,290
Trident Microsystems Inc *	1,094	1,904
TriQuint Semiconductor Inc *	1,220	6,478
TTM Technologies Inc *	786	6,257
Unisys Corp *	6,450	9,739
United Online Inc	1,546	10,064
UTStarcom Inc *	2,097	3,418
VASCO Data Security International Inc *	100	731
Veeco Instruments Inc *	284	3,292
Vignette Corp *	67	881
Virage Logic Corp *	255	1,148
Virtusa Corp *	71	570
Web.com Group Inc *	510	2,871
White Electronic Designs Corp *	452	2,093
X-Rite Inc *	434	651
Zoran Corp *	244	2,660
Zygo Corp *	306	1,426

		797,974

Materials - 5.5%

A. Schulman Inc	446	6,739
A.M. Castle & Co	319	3,854
AEP Industries Inc *	4	106
Allied Nevada Gold Corp *	144	1,161
AMCOL International Corp	333	7,186
American Vanguard Corp	320	3,616
Arch Chemicals Inc	402	9,885
Boise Inc *	253	435
Brush Engineered Materials Inc *	385	6,449
Buckeye Technologies Inc *	682	3,062
Bway Holding Co *	140	2,454
Century Aluminum Co *	868	5,408
China Precision Steel Inc *	606	1,503
Clearwater Paper Corp *	204	5,159
Coeur d’Alene Mines Corp *	1,302	16,015
Deltic Timber Corp	42	1,490
Domtar Corp *	789	13,082
Ferro Corp	870	2,393
General Moly Inc *	1,227	2,724
General Steel Holdings Inc *	171	679
GenTek Inc *	138	3,082
Glatfelter	868	7,725
Graphic Packaging Holding Co *	2,004	3,667
H.B. Fuller Co	903	16,949
Hawkins Inc	9	203
Haynes International Inc *	236	5,593
Headwaters Inc *	817	2,745
Hecla Mining Co *	4,141	11,098
Horsehead Holding Corp *	674	5,021
ICO Inc *	534	1,452
Innophos Holdings Inc	329	5,557
Innospec Inc	452	4,859
Kaiser Aluminum Corp	293	10,522
KapStone Paper & Packaging Corp *	340	1,595
Koppers Holdings Inc	144	3,797
Louisiana-Pacific Corp *	1,977	6,761
Minerals Technologies Inc	362	13,039
Myers Industries Inc	603	5,017
Neenah Paper Inc	284	2,502
Olin Corp	1,340	15,933
Olympic Steel Inc	173	4,233
OM Group Inc *	580	16,832
Paramount Gold and Silver Corp *	264	401
PolyOne Corp *	1,358	3,680
Quaker Chemical Corp	224	2,977
Rock-Tenn Co ‘A’	93	3,549
Rockwood Holdings Inc *	916	13,410
RTI International Metals Inc *	441	7,792
Schweitzer-Mauduit International Inc	292	7,945
Sensient Technologies Corp	925	20,877
ShengdaTech Inc *	500	1,885
Silgan Holdings Inc	242	11,865
Solutia Inc *	1,792	10,322
Spartech Corp	584	5,367
Stepan Co	13	574
Stillwater Mining Co *	677	3,866
Sutor Technology Group Ltd *	169	553
Texas Industries Inc	448	14,049
U.S. Concrete Inc *	707	1,400
United States Lime & Minerals Inc *	4	170
Universal Stainless & Alloy *	131	2,131
US Gold Corp *	1,530	4,039
W.R. Grace & Co *	944	11,677
Wausau Paper Corp	481	3,232
Westlake Chemical Corp	354	7,218
Worthington Industries Inc	101	1,292
Zoltek Cos Inc *	531	5,161

		387,014

Telecommunication Services - 0.6%

Atlantic Tele-Network Inc	171	6,719
Cincinnati Bell Inc *	3,342	9,491
Consolidated Communications Holdings Inc	218	2,553
D&E Communications Inc	274	2,803
FairPoint Communications Inc	628	377
General Communication Inc ‘A’ *	305	2,114
Global Crossing Ltd * (Bermuda)	54	496
Ibasis Inc *	395	517
Iowa Telecommunications Services Inc	533	6,668
iPCS Inc *	28	419
Premiere Global Services Inc *	248	2,688
SureWest Communications *	272	2,848
Syniverse Holdings Inc *	226	3,623
USA Mobility Inc	48	612
Virgin Mobile USA Inc ‘A’ *	465	1,869

		43,797

Utilities - 7.0%

ALLETE Inc	505	14,519
American States Water Co	352	12,193
Artesian Resources Corp ‘A’	111	1,768
Avista Corp	1,038	18,487
Black Hills Corp	738	16,967
California Water Service Group	345	12,710
Central Vermont Public Service Corp	225	4,072
CH Energy Group Inc	291	13,590
Chesapeake Utilities Corp	134	4,359
Cleco Corp	1,146	25,693
Connecticut Water Service Inc	141	3,058
Consolidated Water Co Ltd (Cayman)	200	3,170
El Paso Electric Co *	856	11,950
Florida Public Utilities Co	124	1,740
IDACORP Inc	895	23,395
MGE Energy Inc	425	14,259

See Notes to Financial Statements	See explanation of symbols and terms, if any, on 61

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
Middlesex Water Co	261	$3,771
New Jersey Resources Corp	670	24,817
Nicor Inc	858	29,704
Northwest Natural Gas Co	503	22,293
NorthWestern Corp	684	15,568
Pennichuck Corp	70	1,596
Piedmont Natural Gas Co Inc	1,307	31,512
PNM Resources Inc	1,646	17,629
Portland General Electric Co	1,425	27,759
SJW Corp	240	5,448
South Jersey Industries Inc	501	17,480
Southwest Gas Corp	843	18,723
Southwest Water Co	426	2,351
The Empire District Electric Co	652	10,771
The Laclede Group Inc	422	13,981
UIL Holdings Corp	559	12,549
UniSource Energy Corp	677	17,968
Unitil Corp	203	4,186
US Geothermal Inc *	292	415
WGL Holdings Inc	951	30,451
York Water Co	141	2,161

		493,063

Total Common Stocks (Cost $6,944,902)		6,961,442

CLOSED-END MUTUAL FUND - 0.0%

Kayne Anderson Energy Development Co	195	2,586

Total Closed-End Mutual Fund (Cost $2,329)		2,586

EXCHANGE-TRADED FUND - 0.3%

iShares Russell 2000 Value Index Fund	510	23,730

Total Exchange-Traded Fund (Cost $23,814)		23,730

	Principal
	Amount
SHORT-TERM INVESTMENT - 2.7%

Repurchase Agreement - 2.7%

Fixed Income Clearing Corp
0.010% due 07/01/09 (Dated 06/30/09, repurchase price of $188,000; collateralized by Federal Home Loan Bank: 5.648% due 11/27/37 and market value $195,488)	$188,000	188,000

Total Short-Term Investment (Cost $188,000)		188,000

TOTAL INVESTMENTS - 101.7% (Cost $7,159,045)		7,175,758

OTHER ASSETS & LIABILITIES, NET - (1.7%)		(122,642)

NET ASSETS - 100.0%		$7,053,116

Notes to Schedule of Investments

(a)	As of June 30, 2009, the portfolio was diversified as a percentage of net assets as follows:

Financials	33.2%
Industrials	16.8%
Information Technology	11.3%
Consumer Discretionary	10.7%
Utilities	7.0%
Energy	5.5%
Materials	5.5%
Health Care	5.1%
Consumer Staples	3.0%
Short-Term Investment	2.7%
Telecommunication Services	0.6%
Exchange-Traded Fund	0.3%

101.7%
Other Assets & Liabilities, Net	(1.7%)

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on 61

PACIFIC SELECT FUND
Schedule of Investments (Continued)
Explanation of Symbols and Terms
June 30, 2009 (Unaudited)

Explanation of Symbols:

*	Non-income producing securities.

†	Securities (or a portion of securities) on loan as of June 30, 2009.

+	Securities were fair valued under the procedures established by the Fund’s Board of Trustees (the “Board”), including considerations to determine fair values for certain foreign equity securities, if applicable.

Δ	Rate shown reflects 7-day yield as of June 30, 2009.

□	The securities lending collateral was subject to an ‘in-kind’ redemption imposed by the former securities lending agent (See Note 8 in Notes to Financial Statements).

¤	Securities were in default as of June 30, 2009.

‡	Securities were fully or partially segregated with the broker(s)/ custodian as collateral for futures contracts as of June 30, 2009.

ж	Illiquid holdings. Holdings were reported as illiquid by the portfolio manager or adviser pursuant to the Fund’s policy and procedures (See Note 2G to Notes to Financial Statements).

Ω	A portion of the holdings may have been illiquid as of June 30, 2009 (See Note 18 in Notes to Financial Statements).

Explanation of Terms:

ADR	American Depositary Receipt

‘NY’	New York Shares

REIT	Real Estate Investment Trust
Note:
The descriptions and industry classifications of the companies shown in the schedule of investments were obtained from published reports and other sources believed to be
See Notes to Financial Statements

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11.	Controls and Procedures.
(a) The Chief Executive Officer, President and Treasurer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.
(b) There were no changes in Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.
(a)(1) Not applicable.
(a)(2) Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2 (a)) are attached hereto as Exhibit 99.CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30b-2 (a)) is attached hereto as Exhibit 99.906.CERT pursuant to Section 906 of the Sarbanes Oxley Act of 2002.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Select Fund
Date: September 3, 2009	By:	/s/ Mary Ann Brown
Mary Ann Brown
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 3, 2009	By:	/s/ James T. Morris
James T. Morris
Chief Executive Officer

Date: September 3, 2009	By:	/s/ Mary Ann Brown
Mary Ann Brown
President

Date: September 3, 2009	By:	/s/ Brian D. Klemens
Brian D. Klemens
Treasurer (Principal Financial and Accounting Officer)